UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.73%

AUSTRALIA — 9.02%
Abacus Property Group	17,350	$42,144
Acrux Ltd.	9,751	40,893
Adelaide Brighton Ltd.	25,931	91,520
AGL Energy Ltd.	28,672	472,338
Ainsworth Game Technology Ltd.	3,643	14,408
Alkane Resources Ltd.[a]	15,836	9,041
ALS Ltd.	18,042	183,352
Alumina Ltd.[a]	134,341	134,572
Amcor Ltd.	63,000	646,778
AMP Ltd.	153,608	861,045
Ansell Ltd.	7,037	115,415
APA Group	43,005	290,615
APN News & Media Ltd.	23,609	10,293
Aquarius Platinum Ltd.[a]	20,495	12,339
Aquila Resources Ltd.[a]	7,482	14,368
ARB Corp. Ltd.	3,254	43,912
Ardent Leisure Group	23,237	37,147
Aristocrat Leisure Ltd.	23,368	95,573
Arrium Ltd.	75,862	66,936
Asciano Ltd.	50,774	284,612
Aspen Group Ltd.	110,027	21,701
ASX Ltd.	9,332	364,331
Atlas Iron Ltd.	41,111	35,634
Aurizon Holdings Ltd.	94,345	406,429
Aurora Oil and Gas Ltd.[a]	21,933	69,441
Ausdrill Ltd.	13,771	21,657
Ausenco Ltd.	6,229	17,911
Austin Engineering Ltd.	4,648	24,607
Australand Property Group	12,200	47,491
Australia and New Zealand Banking Group Ltd.	141,867	4,688,918
Australian Agricultural Co. Ltd.[a]	16,564	20,117
Automotive Holdings Group	10,505	44,382
AWE Ltd.[a]	27,507	36,834
Bank of Queensland Ltd.	14,025	146,023
Bathurst Resources Ltd.[a]	66,251	11,691
Beach Energy Ltd.	67,729	95,616
Beadell Resources Ltd.[a,b]	41,846	30,624
Bendigo and Adelaide Bank Ltd.	21,166	243,003
BHP Billiton Ltd.	167,635	5,690,240
Billabong International Ltd.[a]	19,746	9,736
BlueScope Steel Ltd.[a]	29,290	150,502
Boart Longyear Ltd.	24,113	23,904
Boral Ltd.	40,429	209,837
Bradken Ltd.	9,793	52,251
Brambles Ltd.	81,555	738,219
Buru Energy Ltd.[a]	8,734	16,863
BWP Trust	20,907	52,520
Cabcharge Australia Ltd.	7,866	39,030
Caltex Australia Ltd.	7,180	160,542
Cardno Ltd.	6,540	44,195
carsales.com Ltd.	10,537	105,770
CFS Retail Property Trust Group	100,661	229,881
Challenger Diversified Property Group	9,886	27,810
Challenger Ltd.	28,266	123,234
Charter Hall Group	10,636	47,033
Charter Hall Retail REIT	15,625	69,582

Security	Shares	Value

Coalspur Mines Ltd.[a,b]	18,621	$8,795
Coca-Cola Amatil Ltd.	29,762	467,742
Cochlear Ltd.	3,001	205,540
Commonwealth Bank of Australia	83,939	6,399,908
Commonwealth Property Office Fund	120,422	145,005
Computershare Ltd.	23,271	239,874
Crown Ltd.	20,576	275,530
CSL Ltd.	26,246	1,715,323
CSR Ltd.	25,866	54,506
Cudeco Ltd.[a]	8,218	32,161
David Jones Ltd.	28,639	88,592
Decmil Group Ltd.	6,579	12,737
Dexus Property Group	235,686	282,575
Downer EDI Ltd.	23,010	117,278
Drillsearch Energy Ltd.[a]	23,612	27,697
DUET Group	61,094	156,010
DuluxGroup Ltd.	20,666	100,611
Echo Entertainment Group Ltd.	38,702	145,432
Emeco Holdings Ltd.	39,724	18,968
Energy Resources of Australia Ltd.[a]	9,348	9,995
Energy World Corp. Ltd.[a]	41,011	13,623
Envestra Ltd.	52,712	57,454
Evolution Mining Ltd.[a]	28,158	28,499
Fairfax Media Ltd.	111,201	75,031
Federation Centres	71,298	192,428
FKP Property Group	12,039	20,620
Fleetwood Corp. Ltd.	3,286	29,164
FlexiGroup Ltd.	8,853	38,597
Flight Centre Ltd.	2,870	113,716
Fortescue Metals Group Ltd.	72,989	265,182
G.U.D Holdings Ltd.	5,064	38,321
Gindalbie Metals Ltd.[a,b]	79,968	14,942
Goodman Fielder Ltd.[a]	106,023	85,294
Goodman Group	88,537	478,829
GPT Group	71,775	305,475
GrainCorp Ltd. Class A	11,943	158,935
Gryphon Minerals Ltd.[a,b]	21,889	4,658
GWA Group Ltd.	12,197	32,792
Harvey Norman Holdings Ltd.	28,361	88,320
Hills Industries Ltd.	11,130	12,709
Horizon Oil Ltd.[a]	57,254	24,070
iiNET Ltd.	8,207	52,564
Iluka Resources Ltd.	22,012	204,504
Imdex Ltd.	14,884	15,219
Incitec Pivot Ltd.	85,580	256,737
Independence Group NL	12,535	42,939
Indophil Resources NLa	31,838	8,758
Insurance Australia Group Ltd.	108,658	656,452
Intrepid Mines Ltd.[a]	37,775	10,391
Investa Office Fund	32,057	109,148
Invocare Ltd.	6,150	74,501
IOOF Holdings Ltd.	10,064	92,142
Iress Ltd.	6,622	57,466
James Hardie Industries SE	23,188	244,073
JB Hi-Fi Ltd.	5,077	84,323
Karoon Gas Australia Ltd.[a]	8,913	38,674
Kingsgate Consolidated Ltd.	5,385	12,074
Kingsrose Mining Ltd.	12,942	7,658
Leighton Holdings Ltd.	8,004	166,088
Lend Lease Group	28,145	314,948
Linc Energy Ltd.[a,b]	17,666	35,209
Lynas Corp. Ltd.[a,b]	111,266	58,327
M2 Telecommunications Group Ltd.	7,136	41,704
Macquarie Atlas Roads Group[a]	21,837	38,082
Macquarie Group Ltd.	16,950	689,546

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Maverick Drilling & Exploration Ltd.[a]	12,498	$8,238
McMillan Shakespeare Ltd.	2,655	42,057
Medusa Mining Ltd.	9,201	31,232
Mermaid Marine Australia Ltd.	11,132	44,605
Mesoblast Ltd.[a]	9,168	55,959
Metcash Ltd.	46,188	196,097
Miclyn Express Offshore Ltd.[b]	9,346	19,015
Mincor Resources NL	9,412	6,399
Mineral Deposits Ltd.[a]	4,233	13,182
Mineral Resources Ltd.	6,737	68,185
Mirabela Nickel Ltd.[a]	24,288	3,530
Mirvac Group	176,704	324,667
Monadelphous Group Ltd.	4,445	96,574
Mount Gibson Iron Ltd.	29,071	14,938
Myer Holdings Ltd.	31,129	103,726
National Australia Bank Ltd.	121,215	4,278,125
Navitas Ltd.	10,457	58,725
Newcrest Mining Ltd.	39,784	694,216
Northern Star Resources Ltd.	14,018	9,822
NRW Holdings Ltd.	9,636	13,003
Nufarm Ltd.	8,879	38,711
Orica Ltd.	19,184	455,034
Origin Energy Ltd.	57,354	733,487
OZ Minerals Ltd.	16,900	75,435
Pacific Brands Ltd.	52,766	47,105
Paladin Energy Ltd.[a]	37,891	29,696
PanAust Ltd.	27,942	67,292
Perpetual Ltd.	2,177	93,105
Perseus Mining Ltd.[a]	23,524	33,088
Platinum Asset Management Ltd.	12,159	63,739
Premier Investments Ltd.	4,948	44,429
Primary Health Care Ltd.	25,415	139,033
Programmed Maintenance Services Ltd.	8,871	22,193
Qantas Airways Ltd.[a]	58,440	115,261
QBE Insurance Group Ltd.	62,638	869,336
Qube Logistics Holdings Ltd.	23,346	42,410
Ramsay Health Care Ltd.	6,864	227,934
REA Group Ltd.	2,955	95,428
Red Fork Energy Ltd.[a]	18,637	13,349
Regis Resources Ltd.[a]	17,368	67,969
Reject Shop Ltd. (The)	1,688	31,155
Resolute Mining Ltd.	36,760	36,442
Rio Tinto Ltd.	22,760	1,318,331
Roc Oil Co. Ltd.[a]	34,122	16,116
SAI Global Ltd.	11,212	41,084
Sandfire Resources NLa	5,405	31,476
Santos Ltd.	50,108	642,380
Saracen Mineral Holdings Ltd.[a,b]	31,195	4,695
Seek Ltd.	16,101	186,859
Senex Energy Ltd.[a,b]	45,317	32,223
Seven West Media Ltd.	29,631	61,517
Shopping Centres Australasia Property Group[a]	40,278	67,733
Sigma Pharmaceuticals Ltd.	62,262	47,181
Silex Systems Ltd.[a]	4,974	14,044
Silver Lake Resources Ltd.[a]	14,119	15,389
Sims Metal Management Ltd.	8,727	87,511
Skilled Group Ltd.	8,859	26,209
SMS Management & Technology Ltd.	4,024	20,384
Sonic Healthcare Ltd.	19,621	270,074
Southern Cross Media Group Ltd.	31,825	51,371
SP AusNet	88,104	114,778
Spark Infrastructure Group	66,850	124,215
St Barbara Ltd.[a]	18,850	11,740
Starpharma Holdings Ltd.[a]	11,925	12,069
Stockland Corp. Ltd.	114,039	458,123

Security	Shares	Value

STW Communications Group Ltd.	25,002	$37,632
Suncorp Group Ltd.	67,244	906,038
Sundance Resources Ltd.[a]	199,490	21,744
Super Retail Group Ltd.	7,331	100,147
Sydney Airport	11,378	40,866
Tabcorp Holdings Ltd.	37,695	134,996
Tatts Group Ltd.	70,719	240,050
Telstra Corp. Ltd.	227,376	1,175,417
Ten Network Holdings Ltd.[a]	100,403	32,309
Toll Holdings Ltd.	35,707	211,274
TPG Telecom Ltd.	13,391	50,320
Transfield Services Ltd.	23,344	38,650
Transpacific Industries Group Ltd.[a]	42,112	42,403
Transurban Group	68,223	482,985
Treasury Wine Estates Ltd.	33,884	205,412
Troy Resources Ltd.	4,109	7,976
UGL Ltd.	9,070	94,716
Wesfarmers Ltd.	52,616	2,368,784
Western Areas NL	9,120	26,129
Westfield Group	110,980	1,342,112
Westfield Retail Trust	149,427	511,872
Westpac Banking Corp.	160,826	5,642,754
Whitehaven Coal Ltd.	21,921	44,372
Woodside Petroleum Ltd.	34,354	1,339,433
Woolworths Ltd.	64,375	2,433,078
WorleyParsons Ltd.	10,882	257,211
Wotif.com Holdings Ltd.	6,749	35,800

		64,383,233
AUSTRIA — 0.34%
AMAG Austria Metall AGc	723	22,353
Andritz AG	3,875	252,784
Atrium European Real Estate Ltd.	10,658	63,681
BWT AG	502	9,789
CA Immobilien Anlagen AG	3,555	50,033
conwert Immobilien Invest SE	3,280	37,159
Erste Group Bank AGa	11,413	358,116
EVN AG	1,379	18,635
Flughafen Wien AG	580	35,993
IMMOFINANZ AG	48,326	197,829
Kapsch TrafficCom AG	342	16,818
Lenzing AG	502	41,570
Mayr-Melnhof Karton AG	429	46,186
Oesterreichische Post AG	1,853	82,207
OMV AG	7,763	365,124
Palfinger AG	696	20,646
Raiffeisen International Bank Holding AG	2,593	91,602
RHI AG	1,324	43,805
S IMMO AG	4,117	25,782
Schoeller-Bleckmann Oilfield Equipment AG	648	63,442
Semperit AG Holding	567	22,202
Strabag SE	1,126	25,957
Telekom Austria AG	12,016	82,473
Verbund AG	3,719	81,515
Vienna Insurance Group AG	2,126	112,789
Voestalpine AG	5,864	183,266
Wienerberger AG	6,861	84,576
Zumtobel AG	1,759	19,719

		2,456,051
BELGIUM — 1.16%
Ablynx NVa	2,487	20,985
Ackermans & van Haaren NV	1,298	110,600

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Ageas	12,033	$441,345
Agfa-Gevaert NVa	10,613	19,169
Anheuser-Busch InBev NV	41,909	3,992,017
Arseus NV	1,204	31,684
Barco NV	562	50,051
Befimmo SCA	723	50,158
Bekaert NV	2,086	67,242
Belgacom SA	7,704	177,747
Cofinimmo SA	700	84,397
Colruyt SA	3,881	196,098
Compagnie d’Entreprises CFE SA	563	34,292
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	5,296	332,425
Econocom Group SA	3,053	22,983
Elia System Operator SA	1,359	59,986
EVS Broadcast Equipment SA	687	46,646
Galapagos NVa	1,498	39,203
GIMV NV	1,268	65,331
Groupe Bruxelles Lambert SA	4,194	325,127
KBC Ancora SCA[a]	1,977	37,559
KBC Groep NV	11,963	470,006
Kinepolis Group NV	245	31,984
Melexis NV	1,256	25,551
Mobistar SA	1,489	35,552
Nyrstar NV	7,929	38,574
SA D’Ieteren NV	1,004	46,329
SIPEF NV	428	33,653
Solvay SA	3,087	452,980
Telenet Group Holding NV	2,635	142,416
Tessenderlo Chemie NV	1,370	38,779
ThromboGenics NVa,b	1,769	86,503
UCB SA	5,706	337,623
Umicore SA	5,947	275,595
Warehouses De Pauw SCA	543	34,721

		8,255,311

DENMARK — 1.22%
A.P. Moeller-Maersk A/S Class A	31	212,150
A.P. Moeller-Maersk A/S Class B	66	470,116
ALK-Abello A/S	470	34,658
Alm. Brand A/Sa	6,722	24,249
Auriga Industries A/S Class Ba	1,242	32,396
Bang & Olufsen A/S Class Ba	3,121	26,050
Bavarian Nordic A/Sa	1,786	21,634
Carlsberg A/S Class B	5,576	518,163
Christian Hansen Holding A/S	4,679	168,793
Coloplast A/S Class B	5,900	321,347
D/S Norden A/S	1,297	40,137
Danske Bank A/Sa	34,170	646,547
DSV A/S	9,722	244,986
East Asiatic Co. Ltd. A/Sa	973	17,034
FLSmidth & Co. A/S	2,821	164,273
Genmab A/Sa	1,874	48,913
GN Store Nord A/S	9,700	177,363
Jyske Bank A/S Registered[a,b]	3,525	137,323
NKT Holding A/S	1,480	54,699
Novo Nordisk A/S Class B	21,279	3,736,558
Novozymes A/S Class B	12,759	441,098
Pandora A/S	3,066	93,689
Rockwool International A/S Class B	463	61,202
Royal Unibrew A/S	512	46,447
Schouw & Co. A/S	826	27,388
SimCorp A/S	249	72,873
Solar Holdings A/S Class B	341	17,126
Sydbank A/Sa	3,821	87,164

Security	Shares	Value

TDC A/S	34,141	$277,236
Topdanmark A/Sa	4,989	128,101
TrygVesta A/S	1,268	109,917
United International Enterprises Ltd.	193	33,617
Vestas Wind Systems A/Sa,b	10,830	93,957
William Demant Holding A/Sa	1,387	111,108

		8,698,312

FINLAND — 0.83%
Amer Sports OYJ Class A	5,836	99,409
Cargotec Corp. OYJ Class B	2,017	60,125
Citycon OYJ	13,403	43,470
Cramo OYJ	1,690	22,281
Elisa OYJ	7,228	137,223
Fortum OYJ	23,090	429,535
Huhtamaki OYJ	4,399	82,471
Kemira OYJ	5,342	80,923
Kesko OYJ Class B	3,293	98,986
Kone OYJ Class B	8,107	716,649
Konecranes OYJ	2,504	90,917
Metsa Board OYJ Class B	10,850	33,759
Metso OYJ	6,701	275,551
Neste Oil OYJ	6,759	105,418
Nokia OYJ[b]	196,065	657,604
Nokian Renkaat OYJ	5,867	254,638
Oriola-KD OYJ Class B	8,154	25,156
Orion OYJ Class B	5,118	147,097
Outokumpu OYJ[a,b]	47,753	33,210
Outotec OYJ	9,144	133,574
PKC Group OYJ	975	23,986
Pohjola Bank PLC Class A	7,331	124,874
Ramirent OYJ	3,470	34,403
Rautaruukki OYJ	5,055	32,549
Sampo OYJ Class A	21,788	870,377
Sanoma OYJ	4,166	33,943
Sponda OYJ	11,368	60,700
Stockmann OYJ Abp Class B	1,284	18,587
Stora Enso OYJ Class R	28,670	199,387
Talvivaara Mining Co. PLC[a]	50,000	10,870
Technopolis OYJ	3,883	20,887
Tieto OYJ	3,314	71,043
Tikkurila OYJ	1,804	38,768
UPM-Kymmene OYJ	27,366	286,470
Uponor OYJ	2,796	41,433
Wartsila OYJ Abp	8,764	430,635
YIT OYJ	5,522	104,471

		5,931,379

FRANCE — 8.61%
AB Science SAa,b	904	21,763
ABC Arbitrage	5,671	32,598
Accor SA	7,601	251,531
Aeroports de Paris	1,442	130,665
Air France-KLM[a]	7,491	76,007
Alcatel-Lucent[a]	123,258	169,166
ALSTOM	11,235	461,549
Altamir Amboise SCA	3,394	39,959
ALTEN	1,226	44,224
Altran Technologies SAa	5,270	41,549
ANF Immobilier	309	9,370
Aperam	2,827	34,748
APRIL	1,068	17,206
ArcelorMittal	52,025	637,336

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Arkema SA	3,279	$307,541
Assystem	1,228	26,131
Atos SA	2,815	196,142
AXA SA	92,287	1,729,556
Beneteau SAa	1,973	20,680
BNP Paribas SA	52,373	2,921,445
Boiron SA	250	14,183
Bonduelle SCA	928	23,699
BOURBON SA	2,275	62,117
Bouygues SA	9,762	272,720
Bull[a,b]	7,230	23,258
Bureau Veritas SA	2,837	348,035
Cap Gemini SA	7,976	367,256
Carrefour SA	31,477	933,734
Casino Guichard-Perrachon SA	2,899	313,675
Christian Dior SA	2,831	493,982
Ciments Francais SA	360	19,692
Club Mediterranee SAa	1,218	20,715
CNP Assurances SA	8,182	116,016
Compagnie de Saint-Gobain	20,773	834,075
Compagnie Generale de Geophysique-Veritas[a]	8,380	181,688
Compagnie Generale des Etablissements Michelin Class B	9,485	801,947
Compagnie Plastic Omnium SA	1,180	57,670
Credit Agricole Nord de France	1,115	19,360
Credit Agricole SAa	52,125	477,684
Danone SA	30,143	2,305,349
Dassault Systemes SA	3,195	390,058
Derichebourg[a]	6,234	25,224
Edenred SA	8,797	293,197
Eiffage SA	1,829	81,046
Electricite de France SA	12,480	279,218
Essilor International SA	10,522	1,185,241
Esso SA Francaise	333	20,845
Etablissements Maurel et Prom	4,414	75,158
Euler Hermes SA	737	70,445
Eurazeo	1,638	86,857
Eurofins Scientific SA	421	91,583
European Aeronautic Defence and Space Co. NV	23,742	1,255,345
Eutelsat Communications SA	6,882	248,743
Faiveley Transport SA	312	18,876
Faurecia	2,671	49,652
FFP	357	14,468
Fimalac SAa	361	19,323
Fonciere des Regions	1,293	102,963
France Telecom SA	96,686	1,035,573
GameLoft SAa	4,962	33,364
GDF Suez	69,228	1,487,704
Gecina SA	1,106	133,144
Gemalto NV	4,140	338,625
GL Events SA	1,003	21,158
Groupe Eurotunnel SA Registered	29,035	243,344
Groupe Steria SCA	1,492	22,051
Havas SA	13,775	84,285
Icade	1,172	108,162
Iliad SA	1,184	270,987
Imerys SA	1,730	113,471
Ingenico SA	1,939	130,094
Ipsen SA	1,581	56,539
Ipsos SA	2,136	71,670
JCDecaux SA	3,565	98,091
Klepierre	4,996	212,093
L’Air Liquide SA	16,244	2,058,515
L’Oreal SA	12,678	2,263,167
Lafarge SA	9,746	630,314
Lagardere SCA	6,239	232,124

Security	Shares	Value

Legrand SA	12,255	$571,715
LISI	211	23,760
LVMH Moet Hennessy Louis Vuitton SA	13,236	2,294,720
M6-Metropole Television	2,876	48,193
Maurel & Prom Nigeria[a]	6,199	28,850
Medica SA	2,157	39,984
Mercialys	1,094	24,440
Mersen	1,197	27,696
Natixis	48,131	211,308
Naturex	301	23,390
Neopost SAb	1,815	119,513
Nexans SA	1,234	56,690
Nexity	1,296	46,646
Orpea SA	1,432	62,302
PagesJaunes Groupe SAa	9,463	19,962
Parrot SAa	634	16,274
Pernod Ricard SA	11,026	1,366,448
PPR SA	3,935	866,639
PSA Peugeot Citroen SAa,b	11,827	94,804
Publicis Groupe SA	9,344	650,697
Rallye SA	1,058	41,888
Remy Cointreau SA	1,162	135,442
Renault SA	10,025	691,511
Rexel SA	7,755	170,795
Rubis SCA	1,641	105,546
SA des Ciments Vicat	865	51,319
Safran SA	11,904	585,238
Saft Groupe SA	1,634	40,263
Sanofi	62,157	6,819,696
Sartorius Stedim Biotech SA	213	30,216
Schneider Electric SA	27,475	2,097,314
SCOR SE	8,302	252,236
SEB SA	1,155	83,812
Sechilienne-Sidec	1,461	26,947
SES SA Class A FDR	15,865	495,928
Societe BIC SA	1,472	157,254
Societe d’Edition Canal Plus	3,802	26,617
Societe de la Tour Eiffel	325	21,510
Societe Generale[a]	36,664	1,333,157
Societe Immobiliere de Location pour l’Industrie et le Commerce	501	59,057
Societe Television Francaise 1	6,481	68,638
Sodexo	4,718	394,424
Soitec SAa	5,044	18,288
Sopra Group SA	284	21,885
Stallergenes SA	326	20,991
STMicroelectronics NV	33,360	290,324
Suez Environnement SA	14,518	208,727
Technicolor SA Registered[a]	15,954	66,256
Technip SA	5,302	569,698
Teleperformance SA	2,946	129,803
Tessi SA	231	25,887
Thales SA	4,683	203,621
Total SA	111,045	5,602,795
Ubisoft Entertainment SAa	5,219	58,280
Unibail-Rodamco SE	4,789	1,253,293
Valeo SA	3,726	216,635
Vallourec SA	5,407	260,158
Veolia Environnement	17,713	244,387
Vilmorin & Cie	220	28,135
Vinci SA	23,978	1,155,757
Virbac SA	205	41,892
Vivendi SA	69,002	1,564,723
Wendel	1,753	190,116
Zodiac Aerospace	1,733	217,443

		61,480,671

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

GERMANY — 7.40%
Aareal Bank AGa	2,765	$66,528
Adidas AG	10,889	1,138,436
ADVA Optical Networking SEa	2,314	11,132
AIXTRON SEb	5,275	75,318
Allianz SE Registered	23,803	3,516,340
Alstria Office REIT AG	3,141	38,098
Aurelius AG	433	33,681
Aurubis AG	1,721	108,252
Axel Springer AG	2,166	91,381
Balda AG	2,815	16,003
BASF SE	47,970	4,485,240
Bauer AG	731	20,957
Bayer AG Registered	43,193	4,511,235
Bayerische Motoren Werke AG	17,361	1,603,357
BayWa AG Registered	608	30,617
Bechtle AG	876	38,805
Beiersdorf AG	5,236	474,453
Bertrandt AG	367	42,260
Bilfinger Berger SE	2,278	228,552
Borussia Dortmund GmbH & Co. KGaA	4,238	18,315
Brenntag AG	2,664	454,657
Carl Zeiss Meditec AG Bearer	1,846	56,597
Celesio AG	4,511	89,358
Cewe Color Holding AG	355	15,492
Comdirect Bank AG	1,198	12,715
Commerzbank AGa,b	19,780	266,386
Continental AG	5,749	683,366
CTS Eventim AG	1,111	42,954
Daimler AG Registered	47,365	2,623,670
Delticom AG	228	11,212
Deutsche Bank AG Registered	48,585	2,236,142
Deutsche Beteiligungs AG	1,469	35,704
Deutsche Boerse AG	10,111	631,858
Deutsche EuroShop AG	2,293	98,356
Deutsche Lufthansa AG Registered	11,901	238,178
Deutsche Post AG Registered	47,016	1,116,986
Deutsche Telekom AG Registered	146,373	1,733,330
Deutsche Wohnen AG Bearer	8,249	145,623
DEUTZ AGa	5,718	30,969
Dialog Semiconductor PLC[a,b]	2,849	33,880
DIC Asset AG	2,002	22,536
Draegerwerk AG & Co. KGaA	246	26,206
Drillisch AG	2,267	45,848
Duerr AG	644	73,341
E.ON SE	94,025	1,705,725
ElringKlinger AG	1,844	60,256
Evotec AGa	7,735	27,748
Fraport AG	1,870	111,880
Freenet AG	4,956	123,558
Fresenius Medical Care AG & Co. KGaA	10,978	758,406
Fresenius SE & Co. KGaA	6,468	811,980
Fuchs Petrolub AG	930	70,955
GAGFAH SAa	3,919	50,635
GEA Group AG	9,335	316,112
Gerresheimer AG	1,686	96,370
Gerry Weber International AG	1,302	57,170
Gesco AG	325	34,458
GFK SE	805	45,987
Gildemeister AG	2,864	64,624
Grammer AG	805	25,578

Security	Shares	Value

GSW Immobilien AG	2,475	$99,425
H&R AG	1,643	20,019
Hamborner REIT AG	2,741	26,789
Hamburger Hafen und Logistik AG	1,071	23,072
Hannover Rueckversicherung AG Registered	3,063	258,933
HeidelbergCement AG	7,350	529,766
Heidelberger Druckmaschinen AGa	11,595	25,453
Henkel AG & Co. KGaA	6,807	533,525
Hochtief AGa	1,620	112,557
Hugo Boss AG	1,275	148,530
Indus Holding AG	1,247	41,052
Infineon Technologies AG	56,454	446,202
IVG Immobilien AGa,b	5,910	4,971
Jenoptik AG	2,501	28,716
K+S AG Registered	8,972	397,089
Kabel Deutschland Holding AG	4,641	441,586
Kloeckner & Co. SEa	5,510	66,484
Kontron AG	3,428	18,616
Krones AG	627	43,655
KUKA AGa	1,464	66,204
KWS Saat AG	114	42,835
Lanxess AG	4,347	316,929
LEONI AG	1,667	75,241
Linde AG	9,647	1,826,392
MAN SE	2,208	247,583
Merck KGaA	3,362	512,393
METRO AG	6,749	210,657
MLP AG	3,220	22,882
MorphoSys AGa	1,104	50,193
MTU Aero Engines Holding AG	2,545	241,047
Muenchener Rueckversicherungs-Gesellschaft AG Registered	9,335	1,868,858
Nemetschek AG	375	22,693
Nordex SEa	3,041	22,889
NORMA Group AG	1,858	65,612
Pfeiffer Vacuum Technology AG	566	68,831
PSI AG	603	12,640
QIAGEN NVa	12,318	244,332
QSC AG	4,759	15,372
Rational AG	195	60,531
Rheinmetall AG	2,121	100,570
Rhoen Klinikum AG	5,395	115,369
RWE AG	25,469	917,864
SAF-Holland SAa	2,492	20,721
Salzgitter AG	2,096	82,127
SAP AG	48,069	3,822,097
SGL Carbon SE	1,912	65,364
Siemens AG Registered	43,682	4,566,916
Sixt AG	1,009	21,923
Sky Deutschland AGa	23,380	134,239
Software AG	3,424	119,829
Stada Arzneimittel AG	3,131	126,933
STRATEC Biomedical AG	564	25,442
Suedzucker AG	4,147	167,357
Symrise AG	5,826	248,864
TAG Immobilien AG	5,962	72,315
Takkt AG	1,109	18,525
ThyssenKrupp AGa	20,061	363,269
Tipp24 SEa	337	19,589
Tom Tailor Holding AG	803	17,135
TUI AGa	7,360	78,074
United Internet AG Registered	5,232	143,614
Volkswagen AG	1,544	300,456
Vossloh AG	329	36,002
Wacker Chemie AG	847	64,790
Wacker Neuson SE	1,297	19,066
Wincor Nixdorf AG	1,619	85,294
Wirecard AG	5,573	149,667

		52,799,731

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

GREECE — 0.11%
Alpha Bank AEa,b	27,370	$34,677
Bank of Cyprus PLC[a,d]	69,804	1
EFG Eurobank Ergasias SAa	7,527	1,945
Ellaktor SAa	5,180	14,137
Folli Follie Group[a]	2,010	42,082
Hellenic Exchanges SA	5,270	35,365
Hellenic Petroleum SA	4,002	44,320
Hellenic Telecommunications Organization SAa	13,562	118,009
Intralot SA	4,540	12,450
Jumbo SA	4,913	46,313
Marfin Investment Group Holdings SAa	29,255	12,921
Metka SA	1,018	15,475
Motor Oil (Hellas) Corinth Refineries SA	2,997	33,111
Mytilineos Holdings SAa	5,719	35,438
National Bank of Greece SAa	54,943	45,997
OPAP SA	12,319	121,648
Piraeus Bank SAa,b	48,750	13,626
Public Power Corp. SAa	5,630	54,630
Titan Cement Co. SAa	2,660	49,448
Viohalco Hellenic Copper and Aluminum Industry SAa	5,030	30,969

		762,562

HONG KONG — 3.03%
AAC Technologies Holdings Inc.	36,500	178,018
AIA Group Ltd.	632,000	2,805,505
ASM Pacific Technology Ltd.	10,900	112,362
Bank of East Asia Ltd. (The)	66,600	273,760
BOC Hong Kong (Holdings) Ltd.	197,500	679,490
Brightoil Petroleum (Holdings) Ltd.[a]	179,000	34,137
Cafe de Coral Holdings Ltd.	20,000	63,526
Cathay Pacific Airways Ltd.	68,000	119,516
Champion REIT	151,000	79,386
Cheung Kong (Holdings) Ltd.	73,000	1,098,678
Cheung Kong Infrastructure Holdings Ltd.	28,000	203,129
Chow Sang Sang Holdings International Ltd.	18,000	48,708
CK Life Sciences International (Holdings) Inc.	198,000	17,349
CLP Holdings Ltd.	94,000	828,493
CST Mining Group Ltd.[a]	1,144,000	14,889
Dah Sing Banking Group Ltd.	29,200	42,969
Dah Sing Financial Holdings Ltd.	8,000	42,007
Emperor International Holdings Ltd.	86,000	24,047
Emperor Watch & Jewellery Ltd.	160,000	16,287
Esprit Holdings Ltd.	103,400	144,962
First Pacific Co. Ltd.	118,000	163,302
Foxconn International Holdings Ltd.[a]	113,000	43,682
G-Resources Group Ltd.[a]	864,000	40,636
Galaxy Entertainment Group Ltd.[a]	111,000	497,030
Giordano International Ltd.	74,000	73,994
Great Eagle Holdings Ltd.	15,000	63,590
Hang Lung Properties Ltd.	119,000	463,083
Hang Seng Bank Ltd.	41,100	687,418
Henderson Land Development Co. Ltd.	52,000	376,569
HKR International Ltd.	63,200	31,598
HKT Trust and HKT Ltd.	124,000	130,222
Hong Kong and China Gas Co. Ltd. (The)	278,000	836,443
Hong Kong Exchanges and Clearing Ltd.	27,000	454,372
Hopewell Holdings Ltd.	32,000	123,702
Hutchison Telecommunications Hong Kong Holdings Ltd.	92,000	49,079

Security	Shares	Value

Hutchison Whampoa Ltd.	113,000	$1,227,469
Hysan Development Co. Ltd.	35,000	173,408
I.T Ltd.	28,000	10,247
Johnson Electric Holdings Ltd.	92,500	63,052
K. Wah International Holdings Ltd.	62,000	33,874
Kerry Properties Ltd.	39,000	176,391
Kowloon Development Co. Ltd.	23,000	30,467
Lai Sun Development Co. Ltd.[a]	436,000	13,090
Li & Fung Ltd.	308,000	398,464
Link REIT (The)	120,500	682,418
Luk Fook Holdings International Ltd.	20,000	56,697
Man Wah Holdings Ltd.	17,200	16,733
Melco International Development Ltd.	47,000	91,449
MGM China Holdings Ltd.	52,400	123,563
Midland Holdings Ltd.	42,000	19,375
MTR Corp. Ltd.	80,500	331,933
New World Development Co. Ltd.	196,000	341,963
Newocean Energy Holdings Ltd.	56,000	34,925
NWS Holdings Ltd.	79,000	141,090
Orient Overseas International Ltd.	12,500	74,253
Pacific Basin Shipping Ltd.	84,000	47,950
Pacific Textile Holdings Ltd.	33,000	40,737
PCCW Ltd.	232,000	118,084
Pico Far East Holdings Ltd.	66,000	23,983
Power Assets Holdings Ltd.	73,500	717,895
Prosperity REIT	139,000	49,434
Regal Hotels International Holdings Ltd.	38,000	17,774
Regal REIT	68,000	22,431
Sa Sa International Holdings Ltd.	60,000	62,469
Sands China Ltd.[b]	127,200	667,093
Shangri-La Asia Ltd.	84,000	162,359
Shun Tak Holdings Ltd.	84,000	44,161
Singamas Container Holdings Ltd.	112,000	27,421
Sino Land Co. Ltd.[b]	158,000	259,784
SITC International Holdings Co. Ltd.	89,000	32,684
SJM Holdings Ltd.	103,000	259,604
SmarTone Telecommunications Holding Ltd.	23,000	40,958
SOCAM Development Ltd.	30,000	43,218
Stella International Holdings Ltd.	27,000	79,498
Sun Hung Kai Properties Ltd.	83,000	1,199,985
Sunlight REIT	94,000	41,182
Swire Pacific Ltd. Class A	36,000	457,619
Swire Properties Ltd.	63,800	227,722
Techtronic Industries Co. Ltd.	69,000	164,840
Television Broadcasts Ltd.	15,900	119,753
Texwinca Holdings Ltd.	34,000	39,693
Trinity Ltd.[b]	72,000	28,390
United Laboratories International Holdings Ltd. (The)[a]	26,000	9,749
Value Partners Group Ltd.	49,000	29,991
VTech Holdings Ltd.[b]	9,200	117,362
Wharf (Holdings) Ltd. (The)	80,000	713,862
Wheelock and Co. Ltd.	49,000	272,762
Wing Hang Bank Ltd.	10,500	110,336
Wynn Macau Ltd.[a]	82,800	251,261
Xinyi Glass Holdings Co. Ltd.	100,000	68,423
Yue Yuen Industrial (Holdings) Ltd.	40,500	140,121

		21,613,387

IRELAND — 0.40%
Aer Lingus Group PLC	10,407	18,962
Bank of Ireland[a]	1,269,796	282,923
C&C Group PLC	17,707	110,188
CRH PLC	38,139	820,861
DCC PLC	4,401	161,245

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Elan Corp. PLC[a]	25,667	$296,264
Glanbia PLC	6,678	89,363
Grafton Group PLC Units	11,545	80,382
Irish Continental Group PLC	1,378	37,607
Kerry Group PLC Class A	7,842	464,320
Kingspan Group PLC	6,897	83,392
Paddy Power PLC	2,282	192,399
Ryanair Holdings PLC SP ADR	2,072	89,800
Smurfit Kappa Group PLC	8,468	125,821

		2,853,527

ISRAEL — 0.56%
Alony Hetz Properties & Investments Ltd.	4,078	26,720
Babylon Ltd.	2,492	14,951
Bank Hapoalim BMa	56,865	264,212
Bank Leumi le-Israel BMa	67,970	241,266
Bezeq The Israel Telecommunication Corp. Ltd.	102,787	149,154
Cellcom Israel Ltd.[b]	3,531	34,192
Clal Insurance Enterprises Holdings Ltd.	1,315	21,757
Delek Automotive Systems Ltd.	2,063	22,158
Delek Group Ltd. (The)	285	74,998
Elbit Systems Ltd.	1,471	61,369
First International Bank of Israel Ltd.[a]	1,728	25,167
Frutarom	2,390	35,335
Gazit Globe Ltd.	4,650	61,961
Given Imaging Ltd.[a]	1,128	17,945
Harel Insurance Investments & Financial Services Ltd.	749	37,246
Israel Chemicals Ltd.	24,008	285,671
Israel Corp. Ltd. (The)	133	85,549
Israel Discount Bank Ltd. Class Aa	46,001	77,188
Ituran Location and Control Ltd.	2,390	38,456
Mellanox Technologies Ltd.[a]	1,906	99,462
Migdal Insurance & Financial Holdings Ltd.	16,189	26,514
Mizrahi Tefahot Bank Ltd.[a]	7,483	76,511
NICE Systems Ltd.[a]	3,212	112,669
Nitsba Holdings (1995) Ltd.[a]	2,190	25,478
Oil Refineries Ltd.[a]	50,130	26,314
Ormat Industries Ltd.[a]	3,531	20,968
Osem Investment Ltd.	2,260	45,736
Partner Communications Co. Ltd.	5,542	38,230
Paz Oil Co. Ltd.[a]	324	50,632
Shikun & Binui Ltd.	12,247	25,625
Strauss Group Ltd.	2,196	32,326
Teva Pharmaceutical Industries Ltd.	46,993	1,839,854

		3,995,614

ITALY — 2.17%
A2A SpA	61,173	48,148
ACEA SpA	3,213	22,006
Amplifon SpA	6,292	32,435
Ansaldo STS SpA	5,583	57,671
Assicurazioni Generali SpA	61,318	1,126,124
Astaldi SpA	4,438	30,689
Atlantia SpA	17,373	310,815
Autogrill SpA	6,135	79,468
Autostrada Torino-Milano SpA	2,529	30,175
Azimut Holding SpA	6,213	115,660
Banca Carige SpA	47,750	34,750
Banca Generali SpA	3,177	65,551
Banca Monte dei Paschi di Siena SpA[a,b]	324,361	91,472
Banca Piccolo Credito Valtellinese Scrl	23,047	28,866
Banca Popolare dell’Emilia Romagna Scrl	17,613	149,311
Banca Popolare di Milano Scrl[a]	162,559	108,659

Security	Shares	Value

Banca Popolare di Sondrio Scrl	16,625	$96,485
Banco Popolare Scrl[a]	93,659	135,211
Beni Stabili SpA	53,196	37,521
Brembo SpA	1,668	27,335
Buzzi Unicem SpA	4,890	74,849
CIR SpA	29,004	33,536
Credito Emiliano SpA	3,922	22,441
Danieli & C. Officine Meccaniche SpA	813	20,751
Danieli & C. Officine Meccaniche SpA RNC	2,055	34,435
Davide Campari-Milano SpA	15,274	124,247
De’Longhi SpA	2,327	35,312
DiaSorin SpA	1,091	40,965
Enel Green Power SpA	93,125	198,774
Enel SpA	344,669	1,334,153
Eni SpA	132,996	3,184,210
ERG SpA	2,970	28,467
Exor SpA	3,551	107,678
Fiat Industrial SpA	44,948	507,854
Fiat SpA[a]	46,162	276,426
Finmeccanica SpA[a]	21,515	112,100
Fondiaria-Sai SpA[a]	20,932	42,775
Gemina SpA[a]	19,413	37,137
Geox SpA	5,723	17,354
Hera SpA	29,568	60,228
Interpump Group SpA	4,439	39,094
Intesa Sanpaolo SpA	528,736	959,887
Intesa Sanpaolo SpA RNC	47,936	75,207
Iren SpA	28,239	28,853
Italcementi SpA	5,616	34,873
Lottomatica Group SpA	2,817	71,902
Luxottica Group SpA	8,648	450,702
Marr SpA	2,376	28,694
Mediaset SpA	39,296	101,647
Mediobanca SpA	27,590	175,544
Mediolanum SpA	12,344	83,243
Milano Assicurazioni SpA[a]	44,761	29,341
Piaggio & C. SpA	11,911	30,622
Pirelli & C. SpA	12,679	131,806
Prysmian SpA	10,814	218,563
RCS MediaGroup SpA[a]	5,264	5,111
Recordati SpA	5,854	60,431
Safilo Group SpA[a]	2,206	36,209
Saipem SpA	13,930	394,854
Salvatore Ferragamo Italia SpA	2,261	67,577
Saras SpA[a]	16,157	21,536
Snam SpA	88,889	437,592
Societa Cattolica di Assicurazioni Scrl[a]	2,239	44,013
Societa Iniziative Autostradali e Servizi SpA	3,774	34,183
Sorin SpA[a]	14,196	39,828
Telecom Italia SpA	513,612	435,066
Telecom Italia SpA RNC	287,900	200,412
Tenaris SA	24,898	552,782
Terna SpA	68,625	321,549
Tod’s SpA	633	91,967
Trevi Finanziaria Industriale SpA	2,584	19,759
UniCredit SpA[a]	211,967	1,106,651
Unione di Banche Italiane SpA	45,239	189,069
Unipol Gruppo Finanziario SpA[a]	11,649	39,931
Yoox SpA[a]	2,133	40,101

		15,520,643

JAPAN — 22.74%
77 Bank Ltd. (The)	18,000	106,991
ABC-MART Inc.	1,300	48,712

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Access Co. Ltd.[a]	15	$12,781
Accordia Golf Co. Ltd.	58	65,913
Acom Co. Ltd.[a]	2,280	93,157
Activia Properties Inc.	10	85,720
Adeka Corp.	5,400	48,562
Aderans Co. Ltd.	1,100	18,373
Advance Residence Investment Corp.	65	155,544
Advantest Corp.	8,000	119,741
AEON Co. Ltd.	31,600	447,350
AEON Credit Service Co. Ltd.	3,600	107,952
AEON Delight Co. Ltd.	1,000	20,727
AEON Mall Co. Ltd.	3,800	122,298
Ai Holdings Corp.	2,400	23,998
Aica Kogyo Co. Ltd.	2,900	58,470
Aichi Steel Corp.	6,000	24,515
Aida Engineering Ltd.	3,000	24,792
AIFUL Corp.[a,b]	8,050	91,813
Air Water Inc.	8,000	129,350
Aisin Seiki Co. Ltd.	10,100	364,454
Ajinomoto Co. Inc.	34,000	466,667
Akebono Brake Industry Co. Ltd.[b]	4,500	21,620
Alfresa Holdings Corp.	2,200	130,767
All Nippon Airways Co. Ltd.[b]	62,000	134,935
Alpen Co. Ltd.	900	18,802
Alpine Electronics Inc.	3,100	31,601
Alps Electric Co. Ltd.	9,300	70,745
Amada Co. Ltd.	19,000	152,140
Amano Corp.	4,200	44,885
Anritsu Corp.	7,800	116,508
Aoki Holdings Inc.	1,100	33,934
Aoyama Trading Co. Ltd.	2,900	86,723
Aozora Bank Ltd.	56,000	175,341
Arcs Co. Ltd.	1,600	31,734
Ariake Japan Co. Ltd.	1,000	22,996
Arnest One Corp.	2,200	50,387
Asahi Co. Ltd.	900	15,125
Asahi Diamond Industrial Co. Ltd.	3,600	37,733
Asahi Glass Co. Ltd.	53,000	415,686
Asahi Group Holdings Ltd.	20,300	505,156
Asahi Holdings Inc.	1,600	32,391
Asahi Intecc Co. Ltd.	500	29,668
Asahi Kasei Corp.	67,000	449,831
Asatsu-DK Inc.	1,700	43,508
ASICS Corp.	8,000	144,297
Askul Corp.	1,400	24,850
Astellas Pharma Inc.	23,300	1,356,237
Atom Corp.	2,200	12,919
Autobacs Seven Co. Ltd.	3,400	57,312
Avex Group Holdings Inc.	1,700	48,569
Awa Bank Ltd. (The)	10,000	59,132
Axell Corp.	600	12,455
Azbil Corp.	3,700	79,842
Bando Chemical Industries Ltd.	10,000	30,798
Bank of Kyoto Ltd. (The)	17,000	178,709
Bank of Nagoya Ltd. (The)	9,000	42,686
Bank of Saga Ltd. (The)	10,000	25,459
Bank of the Ryukyus Ltd.	2,400	35,454
Bank of Yokohama Ltd. (The)	64,000	388,954
Benesse Holdings Inc.	3,500	155,041
BIC Camera Inc.	66	28,965
BML Inc.	600	15,454
Bridgestone Corp.	34,100	1,286,495
Brother Industries Ltd.	12,900	147,527
Calbee Inc.	900	89,067
Calsonic Kansei Corp.	9,000	42,778

Security	Shares	Value

Canon Electronics Inc.	1,500	$30,536
Canon Inc.	59,300	2,127,641
Canon Marketing Japan Inc.	2,600	37,902
Capcom Co. Ltd.	2,300	37,897
Casio Computer Co. Ltd.	12,000	99,415
Cawachi Ltd.	900	20,243
Central Glass Co. Ltd.	10,000	35,315
Central Japan Railway Co.	7,500	904,681
Century Tokyo Leasing Corp.	2,600	76,711
Chiba Bank Ltd. (The)	39,000	302,679
Chiyoda Co. Ltd.	1,400	40,429
Chiyoda Corp.	8,000	82,045
Chofu Seisakusho Co. Ltd.	1,400	32,438
Chubu Electric Power Co. Inc.	33,800	437,551
Chugai Pharmaceutical Co. Ltd.	12,000	298,984
Chugoku Bank Ltd. (The)	9,000	156,698
Chugoku Electric Power Co. Inc. (The)	15,600	223,727
Citizen Holdings Co. Ltd.	14,600	86,182
CKD Corp.	2,700	19,707
Coca-Cola Central Japan Co. Ltd.	1,700	25,654
Coca-Cola West Co. Ltd.	3,600	67,003
cocokara fine Inc.	700	26,445
Colowide Co. Ltd.	3,500	35,104
COMSYS Holdings Corp.	6,100	80,782
Cosel Co. Ltd.	1,600	18,380
Cosmo Oil Co. Ltd.[a]	32,000	76,214
CREATE HOLDINGS Co. Ltd.	600	26,640
Credit Saison Co. Ltd.	8,400	245,507
CyberAgent Inc.	26	50,900
Dai Nippon Printing Co. Ltd.	30,000	293,502
Dai-ichi Life Insurance Co. Ltd. (The)	448	616,282
Daibiru Corp.	2,900	40,429
Daicel Corp.	16,000	128,940
Daido Steel Co. Ltd.	15,000	81,614
Daiei Inc. (The)[a]	6,600	25,882
Daifuku Co. Ltd.	5,500	48,614
Daihatsu Motor Co. Ltd.	10,000	198,337
Daihen Corp.	6,000	18,232
Daiichi Sankyo Co. Ltd.	35,500	694,256
Daiichikosho Co. Ltd.	2,300	68,450
Daikin Industries Ltd.	12,400	497,731
Daikyo Inc.	17,000	65,620
Dainippon Screen Manufacturing Co. Ltd.[a]	10,000	51,535
Dainippon Sumitomo Pharma Co. Ltd.	8,500	156,195
Daiseki Co. Ltd.	2,500	47,865
Daishi Bank Ltd. (The)	19,000	75,095
Daito Trust Construction Co. Ltd.	3,400	329,494
Daiwa House Industry Co. Ltd.	27,000	610,348
Daiwa Office Investment Corp.	11	52,341
Daiwa Securities Group Inc.	88,000	779,632
Daiwabo Holdings Co. Ltd.	11,000	20,778
Daiwahouse Residential Investment Corp.	17	72,426
DCM Holdings Co. Ltd.	4,100	40,491
Dena Co. Ltd.	5,600	159,762
Denki Kagaku Kogyo K.K.	26,000	95,021
Denso Corp.	25,600	1,147,151
Dentsu Inc.	9,700	337,075
DIC Corp.	40,000	89,519
Digital Garage Inc.	10	36,649
DISCO Corp.	1,400	90,401
Don Quijote Co. Ltd.	2,900	158,084
Doshisha Co. Ltd.	1,200	18,922
Doutor Nichires Holdings Co. Ltd.	1,500	21,404
Dowa Holdings Co. Ltd.	13,000	93,153
Dr. Ci:Labo Co. Ltd.	6	18,238

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

DTS Corp.	1,300	$21,793
Duskin Co. Ltd.	2,600	52,795
Earth Chemical Co. Ltd.	1,100	38,903
East Japan Railway Co.	17,600	1,485,186
Ebara Corp.	24,000	100,524
EDION Corp.	6,000	28,087
Eighteenth Bank Ltd. (The)	13,000	33,498
Eisai Co. Ltd.	13,300	606,904
Eizo Nanao Corp.	1,000	17,308
Electric Power Development Co. Ltd.	6,100	174,214
Enplas Corp.	600	34,863
EPS Co. Ltd.	16	25,344
Exedy Corp.	1,600	40,078
FamilyMart Co. Ltd.	3,100	141,777
Fancl Corp.	3,400	37,138
FANUC Corp.	10,000	1,509,085
Fast Retailing Co. Ltd.	2,800	1,026,178
FCC Co. Ltd.	1,800	45,624
Fields Corp.	800	16,220
Foster Electric Co. Ltd.	1,100	15,008
FP Corp.	600	39,852
France Bed Holdings Co. Ltd.	7,000	15,306
Frontier Real Estate Investment Corp.	12	122,698
Fuji Co. Ltd.	1,500	27,518
Fuji Electric Co. Ltd.	30,000	102,556
Fuji Heavy Industries Ltd.	31,000	585,566
Fuji Machine Manufacturing Co. Ltd.	3,500	30,433
Fuji Oil Co. Ltd.	3,700	58,723
Fuji Seal International Inc.	1,500	42,239
Fuji Soft Inc.	1,300	34,725
FUJIFILM Holdings Corp.	24,400	500,474
Fujikura Ltd.	20,000	74,941
Fujimi Inc.	1,000	13,376
Fujitsu Ltd.	98,000	411,477
Fujiya Co. Ltd.	7,000	14,516
Fukuoka Financial Group Inc.	41,000	209,609
Fukuoka REIT Corp.	6	50,755
Fukuyama Transporting Co. Ltd.	8,000	44,595
Funai Electric Co. Ltd.	1,200	14,869
Furukawa Co. Ltd.	23,000	29,514
Furukawa Electric Co. Ltd.	35,000	88,389
Futaba Corp.	1,900	26,469
Fuyo General Lease Co. Ltd.	1,000	45,478
Geo Holdings Corp.	23	27,484
Global One Real Estate Investment Corp. Ltd.	5	33,775
Glory Ltd.	3,500	96,258
GMO Internet Inc.	4,000	52,397
Goldcrest Co. Ltd.	800	26,322
Gree Inc.	5,400	69,239
GS Yuasa Corp.[b]	20,000	84,796
GungHo Online Entertainment Inc.[a]	18	170,373
Gunma Bank Ltd. (The)	21,000	133,446
Gunze Ltd.	15,000	39,113
H.I.S. Co. Ltd.	1,000	43,117
H2O Retailing Corp.	6,000	66,893
Hachijuni Bank Ltd. (The)	22,000	149,512
HAJIME CONSTRUCTION Co. Ltd.	600	39,113
Hakuhodo DY Holdings Inc.	1,340	110,463
Hamamatsu Photonics K.K.	3,900	160,348
Hankyu Hanshin Holdings Inc.	60,000	388,051
Hankyu REIT Inc.	5	33,056
Hanwa Co. Ltd.	10,000	37,676
Haseko Corp.[a]	72,500	105,687
Heiwa Corp.	1,900	39,381
Heiwa Real Estate Co. Ltd.	1,900	48,178

Security	Shares	Value

Heiwa Real Estate REIT Inc.	32	$26,346
Heiwado Co. Ltd.	2,100	37,856
Hibiya Engineering Ltd.	1,700	16,649
Higashi-Nippon Bank Ltd. (The)	10,000	25,357
Higo Bank Ltd. (The)	9,000	60,979
Hino Motors Ltd.	14,000	213,715
Hirose Electric Co. Ltd.	1,600	229,956
Hiroshima Bank Ltd. (The)	27,000	142,193
Hisamitsu Pharmaceutical Co. Inc.	3,300	194,118
Hitachi Cable Ltd.[a]	10,000	17,349
Hitachi Capital Corp.	3,000	74,715
Hitachi Chemical Co. Ltd.	5,800	90,802
Hitachi Construction Machinery Co. Ltd.	5,800	137,661
Hitachi High-Technologies Corp.	3,500	87,204
Hitachi Koki Co. Ltd.	4,000	34,699
Hitachi Ltd.	247,000	1,577,189
Hitachi Metals Ltd.	9,000	93,040
Hitachi Transport System Ltd.	2,300	36,551
Hitachi Zosen Corp.	44,000	73,175
Hogy Medical Co. Ltd.	700	43,117
Hokkaido Electric Power Co. Inc.[a]	9,900	125,516
Hokkoku Bank Ltd. (The)	14,000	59,357
Hokuetsu Bank Ltd. (The)	12,000	28,211
Hokuetsu Kishu Paper Co. Ltd.	6,500	28,893
Hokuriku Electric Power Co.	8,900	131,019
Hokuto Corp.	1,800	34,703
Honda Motor Co. Ltd.	85,300	3,393,260
Honeys Co. Ltd.	890	11,521
HORIBA Ltd.	2,100	75,885
Hoshizaki Electric Co. Ltd.	1,900	63,294
Hosiden Corp.	3,100	17,694
House Foods Corp.	3,700	64,496
Hoya Corp.	22,900	457,953
Hulic Co. Ltd.	13,900	154,397
Hyakugo Bank Ltd. (The)	12,000	59,994
Hyakujushi Bank Ltd. (The)	12,000	47,428
IBIDEN Co. Ltd.	6,100	106,770
IBJ Leasing Co. Ltd.	1,000	35,109
Ichibanya Co. Ltd.	600	26,763
IDEC Corp.	2,400	21,386
Idemitsu Kosan Co. Ltd.	1,200	101,386
IHI Corp.	70,000	260,856
Iino Kaiun Kaisha Ltd.	3,800	26,410
Inaba Denki Sangyo Co. Ltd.	1,100	32,432
Inabata & Co. Ltd.	3,400	26,632
Industrial & Infrastructure Fund Investment Corp.	7	74,376
INPEX Corp.	115	554,871
Internet Initiative Japan Inc.	1,100	44,267
Iseki & Co. Ltd.	11,000	39,975
Isetan Mitsukoshi Holdings Ltd.	18,800	299,341
Ishihara Sangyo Kaisha Ltd.[a]	33,000	29,135
Isuzu Motors Ltd.	63,000	419,741
IT Holdings Corp.	3,700	55,608
ITO EN Ltd.	3,200	77,035
ITOCHU Corp.	78,700	973,550
Itochu Enex Co. Ltd.	5,000	27,564
Itochu Techno-Solutions Corp.	1,400	66,543
Itoham Foods Inc.	10,000	45,991
Iwatani Corp.	10,000	44,451
Iyo Bank Ltd. (The)	14,000	146,597
Izumi Co. Ltd.	2,600	70,171
J Trust Co. Ltd.	1,400	57,345
J-Oil Mills Inc.	6,000	18,663
J. Front Retailing Co. Ltd.	26,000	218,335
Jaccs Co. Ltd.	8,000	55,025

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

JAFCO Co. Ltd.	1,800	$87,034
Japan Airlines Co. Ltd.	3,100	157,212
Japan Airport Terminal Co. Ltd.	2,500	38,600
Japan Excellent Inc.	12	81,799
Japan Exchange Group Inc.	2,700	331,506
Japan Hotel REIT Investment Corp.	148	62,597
Japan Logistics Fund Inc.	8	86,562
Japan Petroleum Exploration Co. Ltd.	1,400	55,405
Japan Prime Realty Investment Corp.	42	154,358
Japan Pulp & Paper Co. Ltd.	6,000	18,355
Japan Real Estate Investment Corp.	31	415,625
Japan Rental Housing Investments Inc.	53	41,460
Japan Retail Fund Investment Corp.	109	258,485
Japan Securities Finance Co. Ltd.	5,700	56,058
Japan Steel Works Ltd. (The)	17,000	86,213
Japan Tobacco Inc.	57,500	2,175,213
JFE Holdings Inc.	25,700	556,161
JGC Corp.	11,000	325,788
Joyo Bank Ltd. (The)	34,000	208,726
JSP Corp.	1,100	16,069
JSR Corp.	9,600	221,053
JTEKT Corp.	11,400	115,978
Juroku Bank Ltd. (The)	19,000	80,751
JVC Kenwood Corp.	10,700	27,681
JX Holdings Inc.	118,000	639,606
K’s Holdings Corp.	2,400	84,509
kabu.com Securities Co. Ltd.	4,200	30,742
Kadokawa Group Holdings Inc.	1,300	40,771
Kagome Co. Ltd.	4,200	75,756
Kagoshima Bank Ltd. (The)	7,000	51,237
Kajima Corp.	45,000	143,671
Kakaku.com Inc.	3,800	98,150
Kamigumi Co. Ltd.	13,000	121,712
Kaneka Corp.	16,000	96,253
Kanematsu Corp.[a]	27,000	37,419
Kansai Electric Power Co. Inc. (The)[a]	39,400	480,517
Kansai Paint Co. Ltd.	12,000	153,865
Kansai Urban Banking Corp.	14,000	19,115
Kao Corp.	27,700	958,310
Kappa Create Co. Ltd.[a]	950	17,896
Kasumi Co. Ltd.	3,200	22,996
Kato Sangyo Co. Ltd.	1,500	31,829
Kawasaki Heavy Industries Ltd.	75,000	238,682
Kawasaki Kisen Kaisha Ltd.	45,000	98,860
Kayaba Industry Co. Ltd.	9,000	49,061
KDDI Corp.	28,100	1,350,046
Keihin Corp.	2,400	39,224
Keikyu Corp.	25,000	276,666
Keio Corp.	31,000	266,687
Keisei Electric Railway Co. Ltd.	15,000	158,608
Keiyo Bank Ltd. (The)	13,000	79,940
Kenedix Inc.[a]	110	79,612
Kenedix Realty Investment Corp.	16	75,146
Kewpie Corp.	5,400	81,546
KEY Coffee Inc.	3,000	47,213
Keyence Corp.	2,400	761,318
Kikkoman Corp.	9,000	170,835
Kinden Corp.	8,000	58,310
Kintetsu Corp.	85,000	430,192
Kintetsu World Express Inc.	700	25,187
Kirin Holdings Co. Ltd.	46,000	806,098
Kisoji Co. Ltd.	1,300	25,864
Kissei Pharmaceutical Co. Ltd.	1,800	39,064
Kitz Corp.	4,700	27,116
Kiyo Holdings Inc.	40,000	69,808

Security	Shares	Value

Koa Corp.	2,100	$22,615
Kobayashi Pharmaceutical Co. Ltd.	1,400	76,460
Kobe Steel Ltd.[a]	132,000	172,097
Kohnan Shoji Co. Ltd.	2,200	27,034
Koito Manufacturing Co. Ltd.	5,000	96,602
Kokuyo Co. Ltd.	4,300	34,653
Komatsu Ltd.	49,000	1,337,553
Komeri Co. Ltd.	1,500	46,658
Komori Corp.	3,800	47,047
Konami Corp.	5,300	120,897
Konica Minolta Holdings Inc.	25,500	180,367
Kose Corp.	1,700	44,380
Kubota Corp.	58,000	831,804
Kurabo Industries Ltd.	13,000	24,423
Kuraray Co. Ltd.	18,400	279,372
Kureha Corp.	9,000	31,783
Kurita Water Industries Ltd.	6,000	123,129
Kuroda Electric Co. Ltd.	1,900	25,201
Kyocera Corp.	8,100	824,053
Kyoei Steel Ltd.	1,300	24,823
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,900	30,366
KYORIN Holdings Inc.	2,600	69,504
Kyoritsu Maintenance Co. Ltd.	800	24,170
Kyowa Exeo Corp.	4,300	50,721
Kyowa Hakko Kirin Co. Ltd.	14,000	171,748
Kyushu Electric Power Co. Inc.[a]	22,400	309,291
Lawson Inc.	3,200	252,294
Leopalace21 Corp.[a]	7,600	42,131
Lintec Corp.	2,500	45,504
Lion Corp.	12,000	70,095
LIXIL Group Corp.	14,000	314,608
M3 Inc.	35	79,155
Mabuchi Motor Co. Ltd.	1,400	75,742
Macromill Inc.[b]	1,500	21,466
Maeda Corp.	8,000	38,271
Makino Milling Machine Co. Ltd.	5,000	29,668
Makita Corp.	5,900	359,173
Mandom Corp.	1,100	40,258
Mani Inc.	500	16,913
Mars Engineering Corp.	600	13,403
Marubeni Corp.	87,000	622,513
Marudai Food Co. Ltd.	6,000	19,895
Maruha Nichiro Holdings Inc.	21,000	42,039
Marui Group Co. Ltd.	11,900	138,045
Maruichi Steel Tube Ltd.	2,800	70,596
MARUWA Co. Ltd.	500	15,229
Matsui Securities Co. Ltd.	5,900	74,197
Matsumotokiyoshi Co. Ltd.	1,500	42,901
Matsuya Co. Ltd.[a]	1,800	35,405
Mazda Motor Corp.[a]	142,000	486,890
McDonald’s Holdings Co. (Japan) Ltd.	3,500	102,151
Medipal Holdings Corp.	7,600	119,294
Megachips Corp.	1,000	15,142
Megane Top Co. Ltd.	1,300	18,724
MEGMILK SNOW BRAND Co. Ltd.	2,300	35,346
Meidensha Corp.	11,000	32,861
Meiji Holdings Co. Ltd.	3,300	148,891
Meitec Corp.	1,800	46,326
Melco Holdings Inc.	700	11,541
Message Co. Ltd.	10	29,566
MID REIT Inc.	10	26,671
Mikuni Coca-Cola Bottling Co. Ltd.	1,800	21,324
Milbon Co. Ltd.	700	26,553
Minato Bank Ltd. (The)	10,000	18,376
Minebea Co. Ltd.	17,000	54,276

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Ministop Co. Ltd.	1,200	$20,708
Miraca Holdings Inc.	3,000	149,677
MIRAIT Holdings Corp.	3,100	33,479
Misawa Homes Co. Ltd.	1,800	32,190
Misumi Group Inc.	4,500	137,250
Mitsubishi Chemical Holdings Corp.	71,500	347,921
Mitsubishi Corp.	73,500	1,318,941
Mitsubishi Electric Corp.	101,000	962,201
Mitsubishi Estate Co. Ltd.	65,000	2,111,950
Mitsubishi Gas Chemical Co. Inc.	21,000	160,394
Mitsubishi Heavy Industries Ltd.	159,000	1,095,257
Mitsubishi Logistics Corp.	7,000	125,110
Mitsubishi Materials Corp.	61,000	174,715
Mitsubishi Motors Corp.[a]	216,000	255,005
Mitsubishi Paper Mills Ltd.[a]	33,000	32,522
Mitsubishi Pencil Co. Ltd.	1,100	23,296
Mitsubishi Shokuhin Co. Ltd.	600	17,684
Mitsubishi Steel Manufacturing Co. Ltd.	12,000	25,747
Mitsubishi Tanabe Pharma Corp.	12,000	182,445
Mitsubishi UFJ Financial Group Inc.	665,600	4,530,262
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,560	177,871
Mitsui & Co. Ltd.	90,900	1,248,580
Mitsui Chemicals Inc.	47,000	108,562
Mitsui Engineering & Shipbuilding Co. Ltd.	41,000	75,762
Mitsui Fudosan Co. Ltd.	44,000	1,495,124
Mitsui Mining & Smelting Co. Ltd.	32,000	71,943
Mitsui O.S.K. Lines Ltd.[a]	57,000	236,988
Mitsui Sugar Co. Ltd.	7,000	21,990
Mitsui-Soko Co. Ltd.	5,000	34,031
Mitsumi Electric Co. Ltd.[a]	5,800	33,165
Miura Co. Ltd.	1,900	44,725
Miyazaki Bank Ltd. (The)	9,000	26,609
Mizuho Financial Group Inc.	1,193,300	2,633,811
Modec Inc.	800	22,987
Monex Group Inc.	96	43,265
MonotaRO Co. Ltd.	1,700	43,229
Mori Hills REIT Investment Corp.	12	83,400
Mori Seiki Co. Ltd.	5,700	71,506
MORI TRUST Sogo REIT Inc.	9	87,496
Morinaga & Co. Ltd.	12,000	25,747
Morinaga Milk Industry Co. Ltd.	12,000	35,356
MOS Food Services Inc.	1,900	37,918
Moshi Moshi Hotline Inc.	2,800	41,450
MS&AD Insurance Group Holdings Inc.	26,700	715,125
Murata Manufacturing Co. Ltd.	10,600	862,930
Musashi Seimitsu Industry Co. Ltd.	1,500	36,172
Musashino Bank Ltd. (The)	1,800	76,501
Nabtesco Corp.	5,700	125,808
Nachi-Fujikoshi Corp.	9,000	40,099
Nagaileben Co. Ltd.	1,300	22,247
Nagase & Co. Ltd.	6,200	79,306
Namco Bandai Holdings Inc.	9,400	171,286
Nanto Bank Ltd. (The)	13,000	57,386
NEC Corp.	137,000	355,826
NEC Mobiling Ltd.	400	22,872
NEC Networks & System Integration Corp.	1,100	24,121
Net One Systems Co. Ltd.	4,300	37,654
Nexon Co. Ltd.	6,000	72,806
NGK Insulators Ltd.	14,000	169,018
NGK Spark Plug Co. Ltd.	10,000	168,463
NHK Spring Co. Ltd.	8,600	93,054
Nichi-Iko Pharmaceutical Co. Ltd.	1,600	38,715
Nichicon Corp.	3,400	35,742
Nichiha Corp.	1,200	19,218
Nichii Gakkan Co.	3,000	30,520

Security	Shares	Value

Nichirei Corp.	14,000	$82,353
Nidec Corp.	5,700	387,958
Nifco Inc.	2,400	54,721
Nihon Kohden Corp.	2,100	80,736
Nihon M&A Center Inc.	600	31,660
Nihon Unisys Ltd.	3,700	31,830
Nikon Corp.	17,900	389,202
Nintendo Co. Ltd.	5,600	620,881
Nippon Accommodations Fund Inc.	12	93,009
Nippon Building Fund Inc.	36	518,140
Nippon Coke & Engineering Co. Ltd.	21,000	27,164
Nippon Denko Co. Ltd.	6,000	20,942
Nippon Electric Glass Co. Ltd.	20,000	101,838
Nippon Express Co. Ltd.	45,000	234,216
Nippon Flour Mills Co. Ltd.	8,000	37,204
Nippon Kayaku Co. Ltd.	9,000	129,720
Nippon Konpo Unyu Soko Co. Ltd.	2,900	44,776
Nippon Light Metal Holdings Co. Ltd.	27,600	32,584
Nippon Meat Packers Inc.	9,000	138,220
Nippon Paint Co. Ltd.	10,000	118,571
Nippon Paper Industries Co. Ltd.[a,b]	5,300	79,002
Nippon Road Co. Ltd. (The)	4,000	23,899
Nippon Sharyo Ltd.	4,000	20,655
Nippon Sheet Glass Co. Ltd.[a]	53,000	60,938
Nippon Shokubai Co. Ltd.	7,000	68,699
Nippon Signal Co. Ltd. (The)	4,100	33,041
Nippon Soda Co. Ltd.	9,000	41,854
Nippon Steel & Sumitomo Metal Corp.	398,000	1,058,228
Nippon Suisan Kaisha Ltd.	12,600	24,447
Nippon Telegraph and Telephone Corp.	22,800	1,129,350
Nippon Thompson Co. Ltd.	4,000	19,957
Nippon Valqua Industries Ltd.	12,000	30,921
Nippon Yusen K.K.	85,000	221,641
Nipro Corp.	6,900	68,780
Nishi-Nippon City Bank Ltd. (The)	35,000	116,774
Nishimatsu Construction Co. Ltd.	19,000	36,280
Nishimatsuya Chain Co. Ltd.	3,000	29,720
Nissan Chemical Industries Ltd.	7,700	99,837
Nissan Motor Co. Ltd.	130,200	1,358,004
Nissha Printing Co. Ltd.[a]	1,300	20,939
Nisshin OilliO Group Ltd. (The)	9,000	31,691
Nisshin Seifun Group Inc.	10,000	129,145
Nisshin Steel Holdings Co. Ltd.	4,300	36,065
Nisshinbo Holdings Inc.	8,000	58,064
Nissin Foods Holdings Co. Ltd.	3,200	143,558
Nissin Kogyo Co. Ltd.	2,400	53,046
Nitori Holdings Co. Ltd.	1,800	135,633
Nitta Corp.	1,700	38,080
Nitto Boseki Co. Ltd.	9,000	31,691
Nitto Denko Corp.	8,700	571,605
Nitto Kogyo Corp.	1,300	19,338
NKSJ Holdings Inc.	19,700	499,123
NOF Corp.	9,000	48,414
NOK Corp.	5,700	82,097
Nomura Holdings Inc.	190,400	1,550,017
Nomura Real Estate Holdings Inc.	6,500	174,494
Nomura Real Estate Office Fund Inc.	15	95,781
Nomura Real Estate Residential Fund Inc.	8	49,523
Nomura Research Institute Ltd.	5,500	165,717
Noritake Co. Ltd.	8,000	21,599
Noritz Corp.	1,800	38,158
North Pacific Bank Ltd.	16,500	56,914
NS Solutions Corp.	800	16,237
NSD Co. Ltd.	2,200	25,002
NSK Ltd.	24,000	194,148

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

NTN Corp.	26,000	$66,194
NTT Data Corp.	67	211,847
NTT DOCOMO Inc.	799	1,320,593
NTT Urban Development Corp.	62	91,654
Obayashi Corp.	34,000	209,075
Obic Business Consultants Co. Ltd.	300	17,093
OBIC Co. Ltd.	380	100,218
Odakyu Electric Railway Co. Ltd.	33,000	397,382
Ogaki Kyoritsu Bank Ltd. (The)	18,000	66,893
Ohsho Food Service Corp.	600	17,512
Oiles Corp.	1,900	38,211
Oita Bank Ltd. (The)	11,000	42,911
Oji Holdings Corp.	42,000	149,615
Okabe Co. Ltd.	2,500	25,896
Okamoto Industries Inc.	7,000	22,996
Okasan Securities Group Inc.	9,000	112,904
Oki Electric Industry Co. Ltd.[a]	35,000	67,190
Okinawa Electric Power Co. Inc. (The)	1,000	36,957
Okuma Corp.	7,000	54,686
Okumura Corp.	9,000	36,403
Olympus Corp.[a]	10,400	261,041
Omron Corp.	10,800	340,930
OncoTherapy Science Inc.[a]	10	34,442
Ono Pharmaceutical Co. Ltd.	4,400	289,991
Onward Holdings Co. Ltd.	7,000	65,466
Oracle Corp. Japan	2,100	90,006
Orient Corp.[a]	15,000	51,894
Oriental Land Co. Ltd.	2,600	420,655
ORIX Corp.	55,200	847,749
ORIX JREIT Inc.	84	113,483
Osaka Gas Co. Ltd.	99,000	428,888
OSAKA Titanium technologies Co. Ltd.	1,300	25,851
OSG Corp.	3,600	54,734
Otsuka Corp.	800	82,702
Otsuka Holdings Co. Ltd.	19,100	688,235
Oyo Corp.	1,200	19,674
Pacific Metals Co. Ltd.	7,000	35,140
Pack Corp. (The)	1,300	26,211
Pal Co. Ltd.	600	19,988
Paltac Corp.	2,200	28,570
Panasonic Corp.	115,700	842,124
Paramount Bed Holdings Co. Ltd.	800	30,387
Parco Co. Ltd.	900	11,799
PARK24 Co. Ltd.	5,100	102,880
Penta-Ocean Construction Co. Ltd.	18,000	46,196
Pigeon Corp.	1,000	85,925
Pilot Corp.	9	36,680
Pioneer Corp.[a]	17,200	35,315
Plenus Co. Ltd.	1,000	18,140
Point Inc.	920	44,767
Pola Orbis Holdings Inc.	1,200	42,501
Premier Investment Corp.	10	46,350
Press Kogyo Co. Ltd.	6,000	30,674
Prima Meat Packers Ltd.	7,000	19,474
Proto Corp.	1,000	16,569
Rakuten Inc.	38,100	406,384
Relo Holdings Inc.	600	33,693
Rengo Co. Ltd.	10,000	48,352
Resona Holdings Inc.	98,800	527,420
Resorttrust Inc.	1,900	64,757
Ricoh Co. Ltd.	33,000	367,909
Ricoh Leasing Co. Ltd.	1,200	36,896
Riken Corp.	6,000	24,207
Ringer Hut Co. Ltd.	2,000	28,334
Rinnai Corp.	1,700	135,079

Security	Shares	Value

Riso Kagaku Corp.	800	$15,317
Rohm Co. Ltd.	5,100	179,843
Round One Corp.	4,400	36,859
Royal Holdings Co. Ltd.	1,800	29,381
Ryobi Ltd.	7,000	16,384
Ryohin Keikaku Co. Ltd.	1,100	103,891
Ryosan Co. Ltd.	2,100	38,051
Ryoyo Electro Corp.	2,300	20,755
Saint Marc Holdings Co. Ltd.	500	24,535
Saizeriya Co. Ltd.	2,100	29,751
Sakai Chemical Industry Co. Ltd.	7,000	21,990
Sakata Seed Corp.	1,900	26,000
San-A & Co. Ltd.	500	24,407
San-in Godo Bank Ltd. (The)	8,000	68,165
Sanden Corp.	6,000	25,131
Sangetsu Co. Ltd.	1,600	45,843
Sanken Electric Co. Ltd.	6,000	28,087
Sankyo Co. Ltd.	2,600	118,509
Sankyo Tateyama Inc.[a]	1,500	41,377
Sankyu Inc.	13,000	58,054
Sanrio Co. Ltd.	2,400	120,357
Santen Pharmaceutical Co. Ltd.	4,000	200,390
Sanwa Holdings Corp.	13,000	78,873
Sanyo Shokai Ltd.	6,000	18,232
Sanyo Special Steel Co. Ltd.	6,000	24,330
Sapporo Holdings Ltd.	18,000	81,860
Sato Holdings Corp.	1,700	35,637
Sawai Pharmaceutical Co. Ltd.	800	103,316
SBI Holdings Inc.	12,100	234,274
SCSK Corp.	2,400	53,539
Secom Co. Ltd.	11,100	619,895
Sega Sammy Holdings Inc.	10,500	276,055
Seikagaku Corp.	2,800	38,230
Seiko Epson Corp.	7,200	82,562
Seiko Holdings Corp.	6,000	35,171
Seino Holdings Co. Ltd.	8,000	69,890
Seiren Co. Ltd.	3,100	20,654
Sekisui Chemical Co. Ltd.	22,000	276,892
Sekisui House Ltd.	28,000	419,957
Sekisui House SI Investment Corp.	10	51,073
Senko Co. Ltd.	6,000	32,522
Senshu Ikeda Holdings Inc.	12,400	65,558
Seria Co. Ltd.	900	21,990
Seven & I Holdings Co. Ltd.	39,500	1,516,579
Seven Bank Ltd.	28,600	101,587
Sharp Corp.[a,b]	53,000	183,903
Shiga Bank Ltd. (The)	13,000	91,551
Shikoku Electric Power Co. Inc.[a]	8,900	161,262
Shima Seiki Manufacturing Ltd.	1,400	30,297
Shimachu Co. Ltd.	2,200	58,111
Shimadzu Corp.	13,000	95,021
Shimamura Co. Ltd.	1,200	151,648
Shimano Inc.	3,900	339,113
Shimizu Corp.	32,000	128,775
Shin-Etsu Chemical Co. Ltd.	21,600	1,454,635
Shinko Electric Industries Co. Ltd.	4,100	41,669
Shinko Plantech Co. Ltd.	4,100	30,936
Shinsei Bank Ltd.	80,000	224,207
Shionogi & Co. Ltd.	15,800	388,958
Ship Healthcare Holdings Inc.	1,800	69,295
Shiseido Co. Ltd.	19,100	273,333
Shizuoka Bank Ltd. (The)	28,000	342,634
Shizuoka Gas Co. Ltd.	3,000	23,776
SHO-BOND Holdings Co. Ltd.	1,100	46,412
Shochiku Co. Ltd.	5,000	50,354

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Showa Corp.	3,100	$44,968
Showa Denko K.K.	74,000	119,269
Showa Sangyo Co. Ltd.	6,000	19,895
Showa Shell Sekiyu K.K.	10,300	82,582
SIIX Corp.	800	12,073
Sintokogio Ltd.	2,500	22,636
SKY Perfect JSAT Holdings Inc.	99	49,800
SMC Corp.	2,800	560,805
SoftBank Corp.	49,500	2,451,879
Sohgo Security Services Co. Ltd.	3,000	47,921
Sojitz Corp.	67,800	106,492
Sony Corp.	52,700	872,653
Sony Financial Holdings Inc.	9,400	132,687
Sotetsu Holdings Inc.	22,000	85,597
Square Enix Holdings Co. Ltd.	3,300	40,416
Stanley Electric Co. Ltd.	7,800	149,578
Star Micronics Co. Ltd.	3,100	36,025
Starbucks Coffee Japan Ltd.	18	14,801
Start Today Co. Ltd.	2,800	42,369
Sugi Holdings Co. Ltd.	2,100	80,736
Sumco Corp.	6,400	67,213
Sumikin Bussan Corp.	6,000	19,649
Sumitomo Bakelite Co. Ltd.	10,000	40,550
Sumitomo Chemical Co. Ltd.	79,000	264,388
Sumitomo Corp.	58,800	734,019
Sumitomo Electric Industries Ltd.	39,700	527,377
Sumitomo Forestry Co. Ltd.	7,300	86,932
Sumitomo Heavy Industries Ltd.	31,000	137,481
Sumitomo Light Metal Industries Ltd.	30,000	31,106
Sumitomo Metal Mining Co. Ltd.	27,000	376,132
Sumitomo Mitsui Financial Group Inc.	70,200	3,318,663
Sumitomo Mitsui Trust Holdings Inc.	164,000	823,283
Sumitomo Osaka Cement Co. Ltd.	23,000	68,946
Sumitomo Real Estate Sales Co. Ltd.	550	38,225
Sumitomo Realty & Development Co. Ltd.	19,000	897,238
Sumitomo Rubber Industries Inc.	9,100	167,875
Sumitomo Warehouse Co. Ltd. (The)	8,000	57,325
Sundrug Co. Ltd.	1,900	83,482
Suruga Bank Ltd.	10,000	176,779
Suzuken Co. Ltd.	3,900	151,740
Suzuki Motor Corp.	19,300	494,933
Sysmex Corp.	3,800	244,985
T&D Holdings Inc.	30,700	356,764
T-Gaia Corp.	1,200	12,960
Tachi-S Co. Ltd.	1,700	31,379
Tadano Ltd.	6,000	75,146
Taiheiyo Cement Corp.	59,000	153,239
Taikisha Ltd.	1,600	36,218
Taisei Corp.	54,000	180,166
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	140,827
Taiyo Holdings Co. Ltd.	1,100	34,724
Taiyo Nippon Sanso Corp.	14,000	92,845
Taiyo Yuden Co. Ltd.	5,700	82,448
Takamatsu Construction Group Co. Ltd.	1,000	15,204
Takara Bio Inc.	1,700	40,314
Takara Holdings Inc.	9,000	77,241
Takasago Thermal Engineering Co. Ltd.	3,700	29,172
Takashimaya Co. Ltd.	14,000	165,281
Takata Corp.	1,800	34,537
Takeda Pharmaceutical Co. Ltd.	41,400	2,273,791
Tamron Co. Ltd.	800	17,526
TDK Corp.	6,500	237,553
Tecmo Koei Holdings Co. Ltd.	1,800	16,243
Teijin Ltd.	51,000	122,513
Temp Holdings Co. Ltd.	1,400	30,397

Security	Shares	Value

Terumo Corp.	8,000	$397,495
THK Co. Ltd.	6,500	136,593
Toa Corp.[a]	11,000	16,939
Toagosei Co. Ltd.	10,000	43,117
Tobu Railway Co. Ltd.	54,000	313,767
TOC Co. Ltd.	3,300	25,950
Tocalo Co. Ltd.	1,200	17,555
Tochigi Bank Ltd. (The)	6,000	24,330
Toda Corp.	14,000	41,248
Toho Bank Ltd. (The)	11,000	34,442
Toho Co. Ltd.	6,100	135,764
Toho Gas Co. Ltd.	22,000	130,993
Toho Holdings Co. Ltd.	2,200	50,387
Toho Titanium Co. Ltd.[b]	2,800	24,030
Toho Zinc Co. Ltd.	8,000	29,894
Tohoku Electric Power Co. Inc.[a]	23,800	254,590
Tokai Carbon Co. Ltd.	10,000	33,775
Tokai Corp. (GIFU)	600	18,331
TOKAI Holdings Corp.	4,300	14,038
Tokai Rika Co. Ltd.	2,900	58,709
Tokai Rubber Industries Ltd.	2,700	30,296
Tokai Tokyo Financial Holdings Inc.	11,200	101,640
Token Corp.	540	34,758
Tokio Marine Holdings Inc.	36,400	1,154,666
TOKO Inc.[a]	6,000	17,801
Tokuyama Corp.	18,000	48,414
Tokyo Broadcasting System Holdings Inc.	2,200	34,803
Tokyo Dome Corp.	9,000	69,480
Tokyo Electric Power Co. Inc.[a]	75,800	334,606
Tokyo Electron Ltd.	9,000	461,041
Tokyo Gas Co. Ltd.	129,000	736,310
Tokyo Ohka Kogyo Co. Ltd.	2,200	47,654
Tokyo Seimitsu Co. Ltd.	2,000	43,959
Tokyo Steel Manufacturing Co. Ltd.	7,400	30,159
Tokyo Tatemono Co. Ltd.	22,000	203,490
Tokyo Tomin Bank Ltd. (The)	2,200	30,670
Tokyotokeiba Co. Ltd.	8,000	41,638
Tokyu Corp.	60,000	476,132
Tokyu Land Corp.	22,000	269,890
Tokyu Livable Inc.	1,100	26,978
TOKYU REIT Inc.	10	63,649
TOMONY Holdings Inc.	9,800	40,242
Tomy Co. Ltd.	5,600	27,940
TonenGeneral Sekiyu K.K.	15,000	151,524
Top REIT Inc.	7	37,512
Topcon Corp.	3,500	39,057
Toppan Forms Co. Ltd.	2,300	21,557
Toppan Printing Co. Ltd.	30,000	228,519
Topre Corp.	1,900	17,672
TOPY Industries Ltd.	14,000	32,625
Toray Industries Inc.	78,000	547,706
Toridoll Corp.	900	12,113
Torii Pharmaceutical Co. Ltd.	800	18,791
Toshiba Corp.	211,000	1,163,197
Toshiba Machine Co. Ltd.	7,000	42,757
Toshiba Tec Corp.	8,000	47,223
Tosoh Corp.	28,000	92,270
Totetsu Kogyo Co. Ltd.	1,300	21,727
TOTO Ltd.	15,000	155,528
Towa Bank Ltd. (The)	19,000	22,041
Toyo Corp.	2,500	35,905
Toyo Engineering Corp.	8,000	38,271
Toyo Ink SC Holdings Co. Ltd.	10,000	46,607
Toyo Seikan Kaisha Ltd.	8,100	110,927
Toyo Suisan Kaisha Ltd.	5,000	169,900

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Toyo Tanso Co. Ltd.	600	$13,107
Toyo Tire & Rubber Co. Ltd.	10,000	53,793
Toyobo Co. Ltd.	46,000	80,279
Toyoda Gosei Co. Ltd.	3,600	93,354
Toyota Boshoku Corp.	4,100	58,884
Toyota Industries Corp.	8,800	359,552
Toyota Motor Corp.	144,100	8,343,332
Toyota Tsusho Corp.	11,300	314,488
TPR Co. Ltd.	1,200	21,484
Trans Cosmos Inc.	1,200	16,754
Trend Micro Inc.	5,600	156,945
Trusco Nakayama Corp.	1,500	30,967
TS Tech Co. Ltd.	2,500	75,942
TSI Holdings Co. Ltd.	5,200	38,382
Tsubakimoto Chain Co.	8,000	42,788
Tsukuba Bank Ltd. (The)	6,000	29,689
Tsumura & Co.	3,300	107,561
Tsuruha Holdings Inc.	800	77,856
TV Asahi Corp.	1,100	22,958
Ube Industries Ltd.	55,000	111,231
ULVAC Inc.[a]	1,800	14,081
Unicharm Corp.	6,000	388,051
Unipres Corp.	1,800	40,080
United Arrows Ltd.	1,100	42,686
United Urban Investment Corp.	121	199,369
Unitika Ltd.[a]	35,000	22,996
Universal Entertainment Corp.	1,500	37,650
UNY Co. Ltd.	11,400	81,103
Ushio Inc.	5,400	54,992
USS Co. Ltd.	1,160	148,736
Valor Co. Ltd.	1,600	30,256
Vital KSK Holdings Inc.	1,700	15,358
Wacoal Holdings Corp.	6,000	66,215
Wacom Co. Ltd.	20	91,469
Watami Co. Ltd.	1,600	29,188
Weathernews Inc.	600	14,703
Welcia Holdings Co. Ltd.	400	21,066
West Japan Railway Co.	8,800	425,500
Xebio Co. Ltd.	1,500	35,325
Yachiyo Bank Ltd. (The)	900	33,585
Yahoo! Japan Corp.	777	388,859
Yakult Honsha Co. Ltd.	5,100	222,251
Yamada Denki Co. Ltd.	4,570	220,266
Yamagata Bank Ltd. (The)	9,000	44,626
Yamaguchi Financial Group Inc.	11,000	119,361
Yamaha Corp.	8,700	93,332
Yamaha Motor Co. Ltd.	14,900	207,722
Yamanashi Chuo Bank Ltd. (The)	8,000	37,121
Yamato Holdings Co. Ltd.	19,700	379,601
Yamato Kogyo Co. Ltd.	2,300	75,911
Yamazaki Baking Co. Ltd.	6,000	78,472
Yamazen Corp.	3,100	19,731
Yaoko Co. Ltd.	400	17,411
Yaskawa Electric Corp.	12,000	146,474
Yellow Hat Ltd.	800	16,031
Yodogawa Steel Works Ltd.	9,000	34,001
Yokogawa Electric Corp.	10,400	105,698
Yokohama Reito Co. Ltd.	3,200	28,843
Yokohama Rubber Co. Ltd. (The)	12,000	157,438
Yorozu Corp.	1,000	16,682
Yoshinoya Holdings Co. Ltd.	34	39,651
Yuasa Trading Co. Ltd.	15,000	31,722
Zenrin Co. Ltd.	1,600	20,663
Zensho Holdings Co. Ltd.	3,100	41,117
Zeon Corp.	9,000	96,735

		162,336,548

Security	Shares	Value

NETHERLANDS — 2.28%
Aalberts Industries NV	4,935	$110,705
Accell Group NV	1,268	23,187
AEGON NV	92,720	612,555
Akzo Nobel NV	12,448	751,316
AMG Advanced Metallurgical Group NVa	2,235	20,597
Amsterdam Commodities NV	1,344	29,839
Arcadis NV	3,139	86,928
ASM International NV	2,677	89,416
ASML Holding NV	16,427	1,222,558
BE Semiconductor Industries NV	2,488	23,289
Beter Bed Holding NV	928	17,435
BinckBank NV	4,076	31,270
Brunel International NV	440	18,659
Corio NV	3,389	157,209
CSM NV CVA	3,693	82,722
D.E Master Blenders 1753 NVa	26,442	419,728
Delta Lloyd NV	9,241	177,268
Eurocommercial Properties NV	2,056	84,084
Fugro NV CVA	3,633	210,390
Grontmij NVa	4,115	19,894
Heineken Holding NV	5,194	312,669
Heineken NV	11,984	847,180
ING Groep NV CVA[a]	200,372	1,646,310
Koninklijke Ahold NV	52,290	825,891
Koninklijke BAM Groep NV	12,138	53,769
Koninklijke DSM NV	8,003	516,268
Koninklijke KPN NVb	65,507	136,715
Koninklijke Philips Electronics NV	49,969	1,381,486
Koninklijke Ten Cate NV	1,486	36,117
Nieuwe Steen Investments NV	3,733	27,896
Nutreco NV	1,799	170,936
PostNL NVa,b	23,215	52,888
Randstad Holding NV	6,319	263,384
Reed Elsevier NV	36,173	587,547
Royal Boskalis Westminster NV CVA	3,932	163,942
Royal Imtech NVa,b	3,436	38,233
Royal Vopak NV	3,606	199,960
SBM Offshore NVa	9,855	158,772
SNS REAAL NVa,b,d	3,991	—
Tetragon Financial Group Ltd.	5,806	63,576
TKH Group NV	2,104	57,143
TNT Express NV	17,183	132,164
TomTom NVa,b	4,463	20,129
Unilever NV CVA	84,801	3,613,430
Unit4 NV	1,385	47,275
USG People NV	4,232	33,125
VastNed Retail NV	927	41,425
Wereldhave NV	1,063	77,192
Wolters Kluwer NV	15,908	352,348
Ziggo NV	6,252	224,323

		16,271,142
NEW ZEALAND — 0.21%
Air New Zealand Ltd.	22,620	29,107
Auckland International Airport Ltd.	48,535	129,071
Chorus Ltd.	17,983	42,423
Contact Energy Ltd.	19,342	87,609
Fisher & Paykel Healthcare Corp. Ltd.	27,652	62,861
Fletcher Building Ltd.	35,610	270,045

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Freightways Ltd.	8,776	$33,878
Goodman Property Trust	38,515	37,335
Infratil Ltd.	29,744	58,814
Kiwi Income Property Trust	34,303	34,577
Mainfreight Ltd.	4,852	43,870
New Zealand Oil & Gas Ltd.	32,109	22,587
Nuplex Industries Ltd.	10,119	28,906
Precinct Properties New Zealand Ltd.	40,791	37,617
Ryman Healthcare Ltd.	16,574	86,730
Sky Network Television Ltd.	10,628	52,151
SKYCITY Entertainment Group Ltd.	28,595	109,405
Telecom Corp. of New Zealand Ltd.	95,582	213,597
Trade Me Ltd.	20,849	88,353
Warehouse Group Ltd.(The)	5,816	19,708

		1,488,644
NORWAY — 1.02%
Aker ASA Class A	1,590	49,161
Aker Solutions ASA	8,667	121,189
Algeta ASA[a]	1,761	59,801
Archer Ltd.[a]	15,843	10,375
Atea ASA	3,507	37,616
Austevoll Seafood ASA	5,941	39,317
BW Offshore Ltd.	15,290	14,448
Cermaq ASA	2,735	40,856
Clavis Pharma ASA[a]	43,499	12,694
Det norske oljeselskap ASA[a]	4,029	57,212
DNB ASA	51,120	836,897
DNO International ASA[a]	33,197	58,067
Electromagnetic GeoServices ASa	12,004	17,410
Fred Olsen Energy ASA	1,828	79,698
Gjensidige Forsikring ASA	10,458	168,758
Golden Ocean Group Ltd.[a]	13,328	12,849
Hoegh LNG Holdings Ltd.[a]	2,537	20,271
Kvaerner ASA	10,037	16,929
Leroey Seafood Group ASA	999	31,235
Marine Harvest ASA[a]	150,870	157,237
Nordic Semiconductor ASA[a]	6,721	20,430
Norsk Hydro ASA	48,867	229,181
Norwegian Air Shuttle ASa	1,178	56,679
Norwegian Property ASA	25,834	36,303
Opera Software ASA	5,146	35,039
Orkla ASA	39,894	359,646
Petroleum Geo-Services ASA	11,587	169,869
Polarcus Ltd.[a]	20,203	18,283
Prosafe SE	9,323	89,634
Renewable Energy Corp. ASA[a,b]	78,166	21,670
Schibsted ASA	4,155	180,792
Seadrill Ltd.	18,406	705,605
Sevan Drilling ASa	32,727	19,328
Songa Offshore SEa	6,048	6,009
SpareBank 1 SMN	6,080	51,749
Statoil ASA	58,353	1,426,124
Stolt-Nielsen Ltd.	1,843	38,095
Storebrand ASA[a]	18,458	84,001
Subsea 7 SA	14,835	320,044
Telenor ASA	36,811	828,672
TGS-NOPEC Geophysical Co. ASA	5,514	197,782
Tomra Systems ASA	8,473	79,475
Yara International ASA	9,686	454,264

		7,270,694

Security	Shares	Value

PORTUGAL—0.20%
Altri SGPS SA	10,913	$28,272
Banco BPI SAa	24,181	34,749
Banco Comercial Portugues SA Registered[a,b]	547,759	75,827
Banco Espirito Santo SA Registered[a]	106,133	121,596
Energias de Portugal SA	99,855	343,604
Galp Energia SGPS SA Class B	14,378	230,694
Jeronimo Martins SGPS SA	11,612	276,868
Portucel SA	10,356	37,642
Portugal Telecom SGPS SA Registered	32,972	172,186
Redes Energeticas Nacionais SA	8,117	24,763
Semapa - Sociedade de Investimento e Gestao SGPS SA	3,519	33,311
Sonae SGPS SA	40,080	38,997
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,341	37,499

		1,456,008
SINGAPORE — 1.89%
AIMS AMP Capital Industrial REIT	25,000	36,942
ARA Asset Management Ltd.[b]	32,200	49,542
Ascendas India Trust	57,000	37,949
Ascendas REIT	105,000	234,442
Ascott Residence Trust	41,000	46,771
Biosensors International Group Ltd.[a]	43,000	41,895
Boustead Singapore Ltd.	24,000	26,501
Cache Logistics Trust	48,000	55,146
Cambridge Industrial Trust	81,000	56,229
CapitaCommercial Trust	103,000	143,003
CapitaLand Ltd.	134,000	406,901
CapitaMall Trust Management Ltd.	123,000	231,689
CapitaMalls Asia Ltd.	72,000	122,762
CapitaRetail China Trust	30,000	41,043
CDL Hospitality Trusts	37,000	60,082
China Minzhong Food Corp. Ltd.[a]	19,000	15,426
Chip Eng Seng Corp. Ltd.	33,000	21,837
City Developments Ltd.	26,000	237,697
ComfortDelGro Corp. Ltd.	99,000	159,554
COSCO Corp. (Singapore) Ltd.	54,000	38,363
CSE Global Ltd.	56,000	38,420
CWT Ltd.	17,000	23,395
DBS Group Holdings Ltd.	95,000	1,292,737
Ezion Holdings Ltd.	38,000	62,940
Ezra Holdings Ltd.[a]	39,000	30,240
First REIT	36,000	41,944
First Resources Ltd.	24,000	33,711
Frasers Centrepoint Trust	26,000	47,497
Frasers Commercial Trust	38,000	48,131
Genting Singapore PLC	321,000	400,061
Global Logistic Properties Ltd.	113,000	253,221
GMG Global Ltd.	133,000	12,418
Golden Agri-Resources Ltd.	396,000	170,406
GuocoLeisure Ltd.	32,000	22,734
Ho Bee Investment Ltd.	11,000	19,202
Hong Leong Asia Ltd.[b]	17,000	22,429
Hutchison Port Holdings Trust	275,000	228,250
Hyflux Ltd.	31,000	34,482
Indofood Agri Resources Ltd.[b]	33,000	28,535
Jardine Cycle & Carriage Ltd.	6,000	237,243
K-Green Trust	74,000	62,485
Keppel Corp. Ltd.	76,000	660,870
Keppel Land Ltd.	41,000	135,152
Keppel REIT Management Ltd.[b]	73,200	89,743
LionGold Corp. Ltd.[a,b]	30,000	27,889

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Lippo Malls Indonesia Retail Trust	97,000	$41,347
M1 Ltd.	20,000	54,886
Mapletree Commercial Trust	67,000	79,694
Mapletree Industrial Trust	63,000	80,307
Mapletree Logistics Trust	72,000	76,580
Midas Holdings Ltd.	74,000	29,741
Neptune Orient Lines Ltd.[a]	52,000	46,231
Noble Group Ltd.[b]	206,000	188,162
Olam International Ltd.[b]	85,000	115,597
OSIM International Ltd.	11,000	17,818
Oversea-Chinese Banking Corp. Ltd.	135,000	1,189,258
Overseas Union Enterprise Ltd.	17,000	42,926
Parkway Life REIT	22,000	47,692
Perennial China Retail Trust	47,000	24,423
Raffles Education Corp. Ltd.[a]	48,000	12,471
Raffles Medical Group Ltd.	16,000	44,428
Sabana Shari’ah Compliant Industrial REIT	46,000	50,980
SATS Ltd.	36,000	92,072
SembCorp Industries Ltd.	53,000	214,728
SembCorp Marine Ltd.	46,000	160,971
Singapore Airlines Ltd.	29,000	261,357
Singapore Exchange Ltd.	44,000	267,219
Singapore Post Ltd.	85,000	89,027
Singapore Technologies Engineering Ltd.	83,000	296,513
Singapore Telecommunications Ltd.	417,000	1,330,581
SMRT Corp. Ltd.	38,000	45,662
Sound Global Ltd.	28,000	12,731
Stamford Land Corp. Ltd.	110,000	53,140
Starhill Global REIT	87,000	68,165
StarHub Ltd.	33,000	126,732
STX OSV Holdings Ltd.	24,000	20,071
Suntec REIT	104,000	164,235
Super Group Ltd.	13,000	41,481
Swiber Holdings Ltd.	57,000	28,230
Tat Hong Holdings Ltd.	16,000	19,356
Tiger Airways Holdings Ltd.[a]	44,400	23,792
United Engineers Ltd.[b]	14,000	35,692
United Overseas Bank Ltd.	67,000	1,161,410
UOL Group Ltd.	24,000	138,936
Venture Corp. Ltd.	15,000	101,328
Wheelock Properties Ltd.	11,000	17,505
Wilmar International Ltd.	102,000	275,776
Wing Tai Holdings Ltd.	24,000	42,480
Yangzijiang Shipbuilding	104,000	80,218
Yanlord Land Group Ltd.[a]	30,000	34,344
Ying Li International Real Estate Ltd.[a,b]	67,000	27,743

		13,461,945
SPAIN — 2.68%
Abengoa SA Class B	12,747	31,174
Abertis Infraestructuras SA	18,947	354,213
Acciona SA	1,370	89,859
Acerinox SAb	5,030	54,233
Actividades de Construcciones y Servicios SA	7,354	189,305
Almirall SA	3,131	41,444
Amadeus IT Holding SA Class A	16,295	481,549
Antena 3 Television SA	3,406	20,746
Banco Bilbao Vizcaya Argentaria SA	280,223	2,722,818
Banco Bilbao Vizcaya Argentaria SA New[a]	4,191	40,722
Banco de Sabadell SAa	146,389	304,746
Banco Popular Espanol SAa	285,988	222,835
Banco Santander SA	536,554	3,884,295
Bankinter SA	16,029	59,087
Bankinter SA	5,585	20,588

Security	Shares	Value

Bolsas y Mercados Espanoles	1,895	$51,466
CaixaBank	58,547	216,977
Construcciones y Auxiliar de Ferrocarriles SA	93	36,783
Corporacion Financiera Alba SA	911	43,611
Distribuidora Internacional de Alimentacion SA	31,921	247,879
Duro Felguera SA	4,230	30,171
Ebro Foods SA	3,985	81,802
Enagas SA	9,902	264,099
Ence Energia y Celulosa SA	9,935	26,197
FAES FARMA SA	9,003	24,629
Ferrovial SA	20,936	346,819
Fomento de Construcciones y Contratas SAb	2,884	29,928
Gamesa Corporacion Tecnologica SA	12,207	47,814
Gas Natural SDG SA	18,248	382,525
Grifols SAa	7,808	313,660
Grupo Catalana Occidente SA	2,067	46,872
Iberdrola SA	245,942	1,326,182
Indra Sistemas SAb	5,496	73,981
Industria de Diseno Textil SA	11,386	1,531,904
International Consolidated Airlines Group SAa	48,670	205,333
Jazztel PLC[a]	11,387	85,722
Mapfre SA	40,149	147,417
Mediaset Espana Comunicacion SAa	9,514	74,770
Melia Hotels International SA	2,752	20,409
NH Hoteles SAa	4,247	14,838
Obrascon Huarte Lain SA	2,143	79,335
Pescanova SAd	498	—
Prosegur Compania de Seguridad SA	8,862	49,539
Red Electrica Corporacion SA	5,637	300,171
Repsol SA	43,571	1,022,503
Tecnicas Reunidas SA	1,538	74,558
Telefonica SA	213,941	3,142,147
Tubacex SAa	9,431	26,484
Tubos Reunidos SA	14,182	30,664
Viscofan SA	2,413	125,470
Zardoya Otis SA	8,028	112,297
Zeltia SAa	9,420	19,064

		19,171,634
SWEDEN — 3.17%
AarhusKarlshamn AB	1,301	68,335
Active Biotech ABa	1,854	16,254
AF AB Class B	1,311	35,949
Alfa Laval AB	17,544	384,046
Alliance Oil Co. Ltd. SDR[a]	4,739	37,776
Assa Abloy AB Class B	17,443	695,494
Atlas Copco AB Class A	35,483	935,155
Atlas Copco AB Class B	19,976	474,315
Avanza Bank Holding AB	1,246	27,478
Axfood AB	991	43,632
Axis Communications AB	2,089	57,411
Betsson AB	1,460	42,741
Bilia AB	1,323	22,993
Billerud AB	7,017	69,377
BioGaia AB Class B	958	33,225
Boliden AB	14,104	223,550
Castellum AB	7,737	115,939
CDON Group ABa,b	2,359	11,006
Clas Ohlson AB Class B	1,950	26,284
East Capital Explorer ABa	3,687	26,713
Electrolux AB Class B	12,502	354,405
Elekta AB Class B	19,199	295,556
Fabege AB	6,910	74,724
Fastighets AB Balder Class Ba	6,034	43,625

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Getinge AB Class B	10,427	$314,269
Hakon Invest ABa	2,830	76,508
Hennes & Mauritz AB Class B	49,558	1,755,505
Hexagon AB Class B	12,492	357,209
Hexpol AB	1,366	76,919
HiQ International ABa	3,077	1,136
HiQ International AB	5,345	29,974
Hoganas AB Class B	1,355	64,786
Holmen AB Class B	2,747	76,768
Hufvudstaden AB Class A	5,433	71,090
Husqvarna AB Class B	21,016	120,775
Industrial & Financial Systems Class B	1,857	35,429
Industrivarden AB Class C	6,515	121,782
Indutrade AB	887	30,968
Intrum Justitia AB	3,983	82,144
Investment AB Kinnevik Class B	10,954	286,493
Investor AB Class B	23,983	707,654
JM AB	4,236	95,542
Klovern AB	6,280	28,426
Kungsleden AB	6,701	46,998
Lindab International AB	4,284	33,554
Loomis AB Class B	3,424	66,780
Lundbergforetagen AB	2,110	82,338
Lundin Petroleum ABa	11,591	277,905
Meda AB Class A	11,863	141,847
Medivir ABa	1,793	18,974
Mekonomen AB	1,000	31,592
Millicom International Cellular SA SDR	3,317	271,585
Modern Times Group MTG AB Class B	2,476	106,030
NCC AB Class B	4,328	102,631
Net Entertainment NE AB Class Ba	2,199	34,481
Nibe Industrier AB Class B	4,031	65,884
Nobia AB	6,877	39,308
Nordea Bank AB	136,980	1,643,172
Nordnet AB	6,256	17,493
Oriflame Cosmetics SA SDR[b]	2,375	86,112
Peab AB	8,153	45,695
Ratos AB Class B	10,478	100,601
Rezidor Hotel Group ABa	4,820	22,860
Saab AB Class B	3,430	75,349
Sandvik AB	52,580	746,078
Scania AB Class B	16,751	356,853
Securitas AB Class B	16,372	160,605
Skandinaviska Enskilda Banken AB Class A	73,370	753,745
Skanska AB Class B	19,698	335,342
SKF AB Class B	20,487	477,270
SSAB AB Class A	12,462	90,965
Svenska Cellulosa AB Class B	30,329	788,545
Svenska Handelsbanken AB Class A	25,754	1,171,296
Swedbank AB Class A	42,088	1,037,059
Swedish Match AB	10,681	370,931
Swedish Orphan Biovitrum ABa	8,744	55,788
Tele2 AB Class B	16,513	283,416
Telefonaktiebolaget LM Ericsson Class B	159,283	1,990,684
TeliaSonera AB	112,595	775,606
Trelleborg AB Class B	12,742	189,167
Unibet Group PLC SDR	1,456	50,609
Volvo AB Class B	78,695	1,090,496
Wallenstam AB Class B	4,523	64,283
Wihlborgs Fastigheter AB	3,635	60,086

		22,609,373
SWITZERLAND — 8.35%
ABB Ltd. Registered	114,442	2,593,255

Security	Shares	Value

Acino Holding AG Registered[a]	497	$51,361
Actelion Ltd. Registered	5,645	345,463
Adecco SA Registered	6,897	369,221
AFG Arbonia-Forster Holding AG Registered[a]	1,044	29,894
Allreal Holding AG Registered	670	98,161
AMS AG	533	49,746
Aryzta AG	4,442	275,907
Ascom Holding AG Registered	2,591	33,610
Baloise Holding AG Registered	2,401	247,350
Banque Cantonale Vaudoise Registered	139	76,985
Barry Callebaut AG Registered	86	84,061
Basilea Pharmaceutica AG Registered[a]	410	22,686
BKW AG	793	27,317
Bobst Group AG Registered[a]	491	15,857
Bossard Holding AG Bearer	209	30,868
Bucher Industries AG Registered	369	89,057
Burckhardt Compression Holding AG	149	60,951
Clariant AG Registered	13,187	193,060
Coca-Cola HBC AG SP ADR[a]	9,101	234,351
Compagnie Financiere Richemont SA Class A Bearer	27,214	2,200,088
Credit Suisse Group AG Registered	66,922	1,857,203
Dufry AG Registered[a]	1,113	148,448
EFG International AGa	3,059	40,997
EMS-Chemie Holding AG Registered	409	118,326
Flughafen Zurich AG Registered	186	90,552
Forbo Holding AG Registered	91	58,776
Galenica Holding AG Registered	254	166,790
GAM Holding AG	9,542	168,458
Gategroup Holding AGa	1,621	31,410
Geberit AG Registered	1,881	459,847
Georg Fischer AG Registered	219	95,302
Givaudan SA Registered	426	548,464
Helvetia Holding AG Registered	291	122,092
Holcim Ltd. Registered	11,873	925,990
Huber & Suhner AG Registered	740	36,166
Implenia AG Registered[a]	825	45,338
Inficon Holding AG Registered	120	37,332
Intershop Holdings AG Bearer	112	38,581
Julius Baer Group Ltd.	11,333	451,880
Kaba Holding AG Class B Registered	185	72,490
Komax Holding AG Registered	307	33,015
Kudelski SA Bearer	1,950	24,560
Kuehne & Nagel International AG Registered	2,744	314,292
Kuoni Reisen Holding AG Class B Registered	195	59,511
LEM Holding SA Registered	42	25,500
Lindt & Spruengli AG Participation Certificates	44	170,515
Lindt & Spruengli AG Registered	5	222,698
Logitech International SA Registered[b]	8,881	56,597
Lonza Group AG Registered	2,778	193,633
Meyer Burger Technology AGa,b	2,295	14,033
Micronas Semiconductor Holding AG Registered	1,778	12,537
Mobilezone Holding AG Bearer	4,405	42,819
Mobimo Holding AG Registered	360	80,995
Nestle SA Registered	168,139	12,018,332
Nobel Biocare Holding AG Registered	6,070	67,956
Novartis AG Registered	119,911	8,913,133
OC Oerlikon Corp. AG Registered	8,557	99,023
Orascom Development Holding AGa	800	7,854
Panalpina Welttransport Holding AG Registered	733	71,410
Pargesa Holding SA Bearer	1,452	101,286
Partners Group Holding AG	912	234,148
PSP Swiss Property AG Registered	1,730	162,487
Rieter Holding AG Registered	187	31,242
Roche Holding AG Genusschein	36,637	9,165,659
Schindler Holding AG Participation Certificates	2,455	368,402

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Schindler Holding AG Registered	1,102	$161,453
Schmolz + Bickenbach AG Registered[a]	4,623	13,586
Schweiter Technologies AG Bearer	58	36,650
Schweizerische National-Versicherungs-Gesellschaft AG Registered	915	43,684
SGS SA Registered	282	682,119
Siegfried Holding AG Registered[a]	336	44,380
Sika AG Bearer	111	268,255
Sonova Holding AG Registered	2,588	281,937
St Galler Kantonalbank AG Registered	127	55,608
Straumann Holding AG Registered	426	55,901
Sulzer AG Registered	1,242	212,047
Swatch Group AG (The) Bearer	1,596	914,872
Swatch Group AG (The) Registered	2,300	231,250
Swiss Life Holding AG Registered	1,569	248,284
Swiss Prime Site AG Registered	2,561	210,212
Swiss Re AG	18,114	1,441,983
Swisscom AG Registered	1,177	554,702
Swisslog Holding AG Registered	24,650	32,373
Swissquote Group Holding SA Registered	942	31,334
Syngenta AG Registered	4,831	2,066,677
Tecan AG Registered	577	53,728
Temenos Group AG Registered[a]	3,709	87,839
Transocean Ltd.[a]	18,708	955,992
U-Blox AG	497	26,777
UBS AG Registered	190,206	3,398,912
Valiant Holding Registered	866	81,198
Valora Holding AG Registered	165	32,469
Verwaltungs- und Privat-Bank AG Bearer	413	33,122
Vetropack Holding AG Bearer	17	34,478
Vontobel Holding AG Registered	1,494	48,248
Zehnder Group AG Bearer	829	36,678
Zurich Insurance Group AGa	7,619	2,129,170

		59,641,246
UNITED KINGDOM — 21.34%
3i Group PLC	50,968	260,667
888 Holdings PLC	8,423	22,286
Abcam PLC	9,845	67,267
Aberdeen Asset Management PLC	46,386	323,940
Admiral Group PLC	10,558	210,500
Advanced Medical Solutions Group PLC	19,221	23,783
Afren PLC[a]	56,983	118,931
African Barrick Gold PLC	7,295	19,869
African Minerals Ltd.[a]	12,454	42,401
Aggreko PLC	14,002	388,346
Alent PLC[a]	15,495	81,803
AMEC PLC	15,699	247,516
Amerisur Resources PLC[a]	42,438	34,677
Amlin PLC	25,332	167,327
Andor Technology Ltd.	2,181	11,100
Anglo American PLC	72,386	1,763,155
Anglo Pacific Group PLC	7,755	26,161
Antofagasta PLC	20,377	284,640
ARM Holdings PLC	71,869	1,114,095
Ashmore Group PLC	18,887	117,348
Ashtead Group PLC	26,312	240,593
ASOS PLC[a]	3,873	192,894
Associated British Foods PLC	18,094	544,925
AstraZeneca PLC	64,749	3,368,418
Avanti Communications Group PLC[a]	5,987	27,768
AVEVA Group PLC	3,585	123,869
Aviva PLC	153,081	726,917
AZ Electronic Materials SA	18,552	82,205
Babcock International Group PLC	18,269	304,243

Security	Shares	Value

BAE Systems PLC	167,849	$980,957
Balfour Beatty PLC	35,940	120,768
Bank of Georgia Holdings PLC	2,135	53,532
Barclays PLC	606,680	2,700,991
Barratt Developments PLC[a]	50,906	246,564
BBA Aviation PLC	25,518	99,648
Beazley PLC	28,471	99,481
Bellway PLC	6,382	133,598
Berendsen PLC	9,316	112,153
Berkeley Group Holdings PLC (The)	6,392	207,427
Betfair Group PLC	3,810	51,294
BG Group PLC	177,600	2,997,740
BHP Billiton PLC	109,895	3,063,338
Big Yellow Group PLC	7,448	46,774
Blinkx PLC[a,b]	18,503	26,926
Bodycote PLC	10,599	85,368
Booker Group PLC	85,336	158,052
Bovis Homes Group PLC	7,372	88,119
Bowleven PLC[a]	15,762	19,319
BP PLC	994,082	7,216,095
Brewin Dolphin Holdings PLC	18,103	58,887
British American Tobacco PLC	100,581	5,582,372
British Land Co. PLC	47,102	435,826
British Sky Broadcasting Group PLC	55,166	724,662
Britvic PLC	13,043	89,321
BT Group PLC	409,945	1,762,263
BTG PLC[a]	17,883	96,219
Bunzl PLC	16,778	333,989
Burberry Group PLC	23,003	478,313
bwin.party digital entertainment PLC	33,933	70,559
Cable & Wireless Communications PLC	135,859	89,402
Cairn Energy PLC[a]	31,665	142,232
Cape PLC	7,759	36,017
Capita PLC	33,726	473,733
Capital & Counties Properties PLC	34,534	165,546
Capital Shopping Centres Group PLC	33,250	177,348
Carillion PLC	22,760	95,006
Carnival PLC	9,308	336,098
Carpetright PLC[a]	2,868	28,032
Catlin Group Ltd.	17,231	140,930
Centamin PLC[a]	48,338	31,094
Centrica PLC	268,452	1,550,108
Chemring Group PLC	9,585	40,443
Chesnara PLC	10,471	38,991
Chime Communications PLC	5,584	22,292
Cineworld Group PLC	10,666	48,059
Clarkson PLC	1,197	30,367
Close Brothers Group PLC	7,992	129,239
Cobham PLC	54,968	214,308
COLT Group SAa	18,097	32,391
Compass Group PLC	93,946	1,238,463
Computacenter PLC	4,737	33,015
Croda International PLC	6,958	268,353
CSR PLC	8,902	68,306
Daily Mail & General Trust PLC Class A NVS	15,392	164,818
Dairy Crest Group PLC	8,362	59,828
Darty PLC	38,541	29,393
De La Rue PLC	5,583	80,942
Debenhams PLC	67,480	87,382
Derwent London PLC	4,606	165,527
Devro PLC	8,705	44,696
Diageo PLC	130,252	3,981,506
Dialight PLC	1,840	37,115
Dignity PLC	3,123	66,931
Diploma PLC	6,698	59,473

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Dixons Retail PLC[a]	195,419	$106,757
Domino Printing Sciences PLC	6,402	66,460
Domino’s Pizza Group PLC	6,334	64,177
Drax Group PLC	20,627	196,957
DS Smith PLC	48,505	176,126
Dunelm Group PLC	4,910	64,574
easyJet PLC	8,094	140,714
Electrocomponents PLC	24,375	91,201
Elementis PLC	24,753	101,515
EnQuest PLC[a]	35,003	70,223
Enterprise Inns PLC[a]	24,803	37,812
Essar Energy PLC[a]	18,245	40,607
Eurasian Natural Resources Corp.	12,060	51,505
Euromoney Institutional Investor PLC	2,705	41,259
Evraz PLC	13,129	31,673
Experian PLC	52,357	922,450
F&C Asset Management PLC	25,257	38,524
Falkland Oil & Gas Ltd.[a]	10,980	4,358
Faroe Petroleum PLC[a]	15,133	26,733
Fenner PLC	11,251	61,569
Ferrexpo PLC	12,121	33,542
Fidessa Group PLC	1,847	51,600
Filtrona PLC	12,270	134,921
FirstGroup PLC	25,496	83,769
Fresnillo PLC	8,968	160,794
G4S PLC	72,572	353,311
Galliford Try PLC	4,865	74,621
Gem Diamonds Ltd.[a]	6,720	13,675
Genus PLC	3,547	74,804
GKN PLC	84,632	361,970
GlaxoSmithKline PLC	255,783	6,610,465
Glencore International PLC	221,837	1,094,325
Go-Ahead Group PLC (The)	2,084	50,275
Grainger PLC	22,585	47,806
Great Portland Estates PLC	17,902	148,230
Greencore Group PLC	25,101	41,607
Greene King PLC	10,815	122,372
Greggs PLC	6,310	40,708
Gulf Keystone Petroleum Ltd.[a,b]	43,648	92,390
Halfords Group PLC	11,614	62,326
Halma PLC	19,307	150,397
Hammerson PLC	35,566	287,569
Hansteen Holdings PLC	35,774	47,494
Hargreaves Lansdown PLC	12,516	190,806
Hargreaves Services PLC	1,796	22,334
Hays PLC	75,879	110,304
Helical Bar PLC	7,374	28,463
Henderson Group PLC	59,321	152,340
Heritage Oil PLC[a]	11,844	29,494
Highland Gold Mining Ltd.	14,998	19,666
Hikma Pharmaceuticals PLC	7,302	111,034
Hill & Smith Holdings PLC	5,254	35,081
Hiscox Ltd.	17,818	155,576
Hochschild Mining PLC	9,253	35,787
Home Retail Group PLC	44,361	107,570
Homeserve PLC	15,705	51,184
Howden Joinery Group PLC	32,827	127,066
HSBC Holdings PLC	958,934	10,499,637
Hunting PLC	6,818	85,635
ICAP PLC	29,177	130,693
IG Group Holdings PLC	19,503	163,459
Imagination Technologies Group PLC[a]	11,375	75,313
IMI PLC	16,703	322,097
Imperial Tobacco Group PLC	51,107	1,829,488
Inchcape PLC	22,865	178,291

Security	Shares	Value

Informa PLC	31,778	$236,415
Inmarsat PLC	23,403	263,167
Innovation Group PLC[a]	66,428	26,881
InterContinental Hotels Group PLC	13,694	404,527
Intermediate Capital Group PLC	21,707	142,707
International Personal Finance PLC	13,595	107,912
Interserve PLC	8,134	59,855
Intertek Group PLC	8,253	424,912
Invensys PLC	42,550	254,767
Investec PLC	28,702	203,257
IQE PLC[a]	32,414	11,729
ITE Group PLC	12,354	50,396
ITV PLC	194,293	380,719
J Sainsbury PLC	62,149	368,633
Jardine Lloyd Thompson Group PLC	6,922	91,305
JD Wetherspoon PLC	5,201	47,557
John Menzies PLC	2,158	24,502
John Wood Group PLC	17,430	210,243
Johnson Matthey PLC	10,620	400,662
Jupiter Fund Management PLC	16,652	85,656
Kazakhmys PLC	9,783	52,729
Kcom Group PLC	31,808	41,907
Keller Group PLC	3,982	53,268
Kentz Corp. Ltd.	5,464	33,090
Kier Group PLC	2,657	48,466
Kingfisher PLC	121,969	594,366
Kofax PLC[a]	4,741	23,612
Ladbrokes PLC	45,691	134,689
Laird PLC	16,231	54,844
Lancashire Holdings Ltd.	8,410	110,801
Land Securities Group PLC	39,302	534,317
Legal & General Group PLC	305,774	806,662
Lloyds Banking Group PLC[a]	2,202,479	1,862,400
London Mining PLC[a]	10,029	17,911
London Stock Exchange Group PLC	9,242	192,893
LondonMetric Property PLC	27,816	49,570
Lonmin PLC[a]	23,590	98,765
Lonrho PLC[a]	65,773	6,603
Lookers PLC	14,111	20,535
Majestic Wine PLC	5,738	36,727
Man Group PLC	91,313	145,246
Marks & Spencer Group PLC	82,649	525,602
Marston’s PLC	32,653	73,589
McBride PLC	12,322	21,959
Mears Group PLC	8,110	44,242
Meggitt PLC	40,152	292,840
Melrose Industries PLC	62,314	236,742
Michael Page International PLC	15,906	92,241
Micro Focus International PLC	8,281	86,289
Millennium & Copthorne Hotels PLC	8,480	74,636
Mitchells & Butlers PLC[a]	11,216	58,375
Mitie Group PLC	20,571	88,430
Mondi PLC	18,900	250,477
Moneysupermarket.com Group PLC	17,529	54,755
Monitise PLC[a]	65,711	34,517
Morgan Crucible Co. PLC (The)	16,707	67,997
Morgan Sindall Group PLC	3,812	34,115
Mothercare PLC[a]	4,830	23,830
N Brown Group PLC	9,045	62,786
National Express Group PLC	24,299	72,423
National Grid PLC	188,161	2,399,938
New World Resources PLC Class A	6,026	14,537
Next PLC	8,292	562,558
Northgate PLC	7,489	39,513
Ocado Group PLC[a]	23,412	61,945

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

Old Mutual PLC	252,329	$805,086
Ophir Energy PLC[a]	24,832	157,261
Pace PLC	15,447	59,696
Pan African Resources PLC[a]	103,524	24,169
Paragon Group of Companies PLC	16,370	79,594
Patagonia Gold PLC[a]	35,558	6,641
Pearson PLC	42,382	772,431
Pendragon PLC[a]	83,920	30,368
Pennon Group PLC	18,670	199,193
Persimmon PLC	15,675	263,483
Persimmon PLC Registered	13,782	16,088
Petra Diamonds Ltd.[a]	20,879	35,746
Petrofac Ltd.	13,421	281,994
Petropavlovsk PLC	10,767	24,299
Phoenix Group Holdings	8,691	85,827
Playtech Ltd.	8,022	76,536
Premier Farnell PLC	21,752	71,603
Premier Foods PLC[a]	17,527	19,914
Premier Oil PLC[a]	26,908	156,169
Primary Health Properties PLC	8,069	41,820
Provident Financial PLC	7,285	184,702
Prudential PLC	133,364	2,293,625
PZ Cussons PLC	14,806	91,992
QinetiQ Group PLC	33,940	100,049
Quintain Estates and Development PLC[a]	24,999	25,193
Randgold Resources Ltd.	4,434	349,195
Rank Group PLC	7,387	19,315
Rathbone Brothers PLC	2,941	66,830
Reckitt Benckiser Group PLC	33,631	2,458,042
Redrow PLC[a]	14,359	47,803
Reed Elsevier PLC	62,481	731,286
Regus PLC	35,754	91,151
Renishaw PLC	2,015	51,621
Rentokil Initial PLC	92,680	136,819
Resolution Ltd.	72,090	296,098
Restaurant Group PLC (The)	10,886	81,648
Rexam PLC	39,959	321,223
Rightmove PLC	5,356	160,136
Rio Tinto PLC	69,807	3,171,426
Rockhopper Exploration PLC[a]	14,666	31,215
Rolls-Royce Holdings PLC	97,265	1,710,632
Rotork PLC	4,476	202,654
Royal Bank of Scotland Group PLC[a]	110,647	527,483
Royal Dutch Shell PLC Class A	195,197	6,659,401
Royal Dutch Shell PLC Class B	136,865	4,799,269
RPC Group PLC	10,157	62,886
RPS Group PLC	12,476	48,428
RSA Insurance Group PLC	183,980	318,704
SABMiller PLC	49,783	2,687,474
Sage Group PLC (The)	61,950	325,414
Salamander Energy PLC[a]	12,970	36,881
Savills PLC	6,964	63,082
Schroders PLC	5,963	216,707
SDL PLC	5,156	29,202
SEGRO PLC	37,421	155,157
Senior PLC	23,141	91,843
Serco Group PLC	25,657	246,983
Severn Trent PLC	12,121	343,534
Shaftesbury PLC	12,904	122,009
Shanks Group PLC	32,701	41,607
Shire PLC	29,060	905,485
SIG PLC	32,700	82,500
Sirius Minerals PLC[a]	80,184	31,824
Smith & Nephew PLC	46,189	528,022
Smiths Group PLC	20,103	391,104

Security	Shares	Value

SOCO International PLC[a]	11,363	$67,028
Spectris PLC	6,163	202,393
Speedy Hire PLC	38,344	28,944
Spirax-Sarco Engineering PLC	4,069	166,114
Spirent Communications PLC	36,739	74,621
Spirit Pub Co. PLC	35,853	36,271
Sports Direct International PLC[a]	9,236	67,016
SSE PLC	49,111	1,190,115
St James’s Place PLC	10,607	91,458
St. Modwen Properties PLC	9,944	41,385
Stagecoach Group PLC	21,694	103,826
Standard Chartered PLC	125,520	3,158,962
Standard Life PLC	122,091	711,064
SThree PLC	6,685	34,907
Stobart Group Ltd.	21,905	28,553
SuperGroup PLC[a]	1,982	21,362
Synergy Health PLC	3,153	53,343
Synthomer PLC	16,873	52,759
TalkTalk Telecom Group PLC	26,109	101,875
Tate & Lyle PLC	23,573	309,839
Taylor Wimpey PLC	167,798	242,880
Telecity Group PLC	10,855	155,854
Telecom plus PLC	2,806	53,281
Tesco PLC	418,258	2,383,553
Thomas Cook Group PLC[a]	47,462	95,662
Travis Perkins PLC	12,669	282,757
TT electronics PLC	9,687	25,103
TUI Travel PLC	22,607	110,588
Tullett Prebon PLC	12,460	47,415
Tullow Oil PLC	47,206	735,449
UBM PLC	13,272	151,206
Ultra Electronics Holdings PLC	3,746	96,200
Unilever PLC	66,575	2,886,780
UNITE Group PLC	9,916	53,677
United Drug PLC	14,459	68,165
United Utilities Group PLC	34,642	399,254
Vectura Group PLC[a]	21,389	29,295
Vedanta Resources PLC	5,491	103,324
Vesuvius PLC	15,406	83,443
Victrex PLC	4,367	109,089
Vodafone Group PLC	2,566,082	7,835,938
W.S. Atkins PLC	5,285	74,112
Weir Group PLC (The)	11,051	379,083
WH Smith PLC	7,044	81,074
Whitbread PLC	8,997	357,775
William Hill PLC	43,896	291,042
Wm Morrison Supermarkets PLC	113,962	518,099
Wolseley PLC	14,203	703,620
Workspace Group PLC	8,053	47,001
WPP PLC	65,849	1,090,466
Xchanging PLC	16,678	34,783
Xcite Energy Ltd.[a]	11,803	18,049
XP Power Ltd.	1,244	23,234
Xstrata PLC	98,155	1,471,925

		152,337,188

TOTAL COMMON STOCKS
(Cost: $660,868,156)		704,794,843

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.02%
AUSTRALIA — 0.02%
Australian Infrastructure Fund	31,303	$102,356

		102,356

TOTAL INVESTMENT COMPANIES (Cost: $101,469)		102,356

PREFERRED STOCKS — 0.55%
GERMANY — 0.54%
Bayerische Motoren Werke AG	2,621	182,383
Biotest AG	347	25,162
Draegerwerk AG & Co. KGaA	308	38,012
Fuchs Petrolub AG	1,869	157,677
Henkel AG & Co. KGaA	9,270	875,064
Jungheinrich AG	822	33,948
Porsche Automobil Holding SE	7,968	624,943
ProSiebenSat.1 Media AG	5,513	211,363
RWE AG NVS	2,066	70,342
Sartorius AG	482	51,772
Sixt AG	922	17,626
Sto AG	166	25,606
Volkswagen AG	7,540	1,529,880

		3,843,778
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	15,709	47,883

		47,883
UNITED KINGDOM — 0.00%
McBride PLC	209,474	326
Rolls-Royce Holdings PLC	10,110,954	15,737

		16,063

TOTAL PREFERRED STOCKS (Cost: $3,853,392)		3,907,724

RIGHTS — 0.02%
NETHERLANDS — 0.01%
Koninklijke KPN NVa	45,802	61,593

		61,593
SPAIN — 0.01%
Banco Santander SAa	453,634	95,094
FAES FARMA SAa	9,003	985

		96,079
SWITZERLAND — 0.00%
Meyer Burger Technology AGa,b	2,295	1,927

		1,927

Security	Shares	Value

TOTAL RIGHTS (Cost: $178,964)		$159,599

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	2,881,243	2,881,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	200,219	200,219
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	1,925,918	1,925,918

		5,007,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,007,380)		5,007,380

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $670,009,361)		713,971,902
Other Assets, Less Liabilities — (0.02)%		(128,397)

NET ASSETS — 100.00%		$713,843,505

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of April 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
41	MSCI EAFE E-Mini (Jun. 2013)	NYSE LIFFE	$3,568,640	$147,001

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 94.58%

AUSTRALIA — 6.29%
Abacus Property Group	2,302	$5,592
Acrux Ltd.	1,049	4,399
Adelaide Brighton Ltd.	1,910	6,741
AGL Energy Ltd.	3,541	58,334
ALS Ltd.	2,006	20,386
Alumina Ltd.[a]	9,205	9,221
Amcor Ltd.	7,117	73,065
AMP Ltd.	13,627	76,386
Ansell Ltd.	530	8,693
APA Group	5,838	39,451
Aquila Resources Ltd.[a]	919	1,765
ARB Corp. Ltd.	492	6,639
Ardent Leisure Group	3,279	5,242
Aristocrat Leisure Ltd.	1,719	7,031
Arrium Ltd.	6,167	5,441
Asciano Ltd.	5,420	30,382
ASX Ltd.	883	34,473
Atlas Iron Ltd.	3,661	3,173
Aurizon Holdings Ltd.	12,217	52,630
Aurora Oil and Gas Ltd.[a]	1,502	4,755
Ausdrill Ltd.	1,265	1,989
Australand Property Group	951	3,702
Australia and New Zealand Banking Group Ltd.	12,182	402,633
Automotive Holdings Group	1,077	4,550
AWE Ltd.[a]	2,669	3,574
Bank of Queensland Ltd.	985	10,255
Beach Energy Ltd.	4,691	6,623
Beadell Resources Ltd.[a]	3,223	2,359
Bendigo and Adelaide Bank Ltd.	2,544	29,207
BHP Billiton Ltd.	14,765	501,187
Billabong International Ltd.[a]	2,568	1,266
BlueScope Steel Ltd.[a]	2,187	11,238
Boart Longyear Ltd.	2,163	2,144
Boral Ltd.	4,270	22,162
Bradken Ltd.	814	4,343
Brambles Ltd.	9,736	88,128
Buru Energy Ltd.[a]	847	1,635
BWP Trust	2,943	7,393
Cabcharge Australia Ltd.	969	4,808
Caltex Australia Ltd.	752	16,814
Cardno Ltd.	664	4,487
carsales.com Ltd.	805	8,081
CFS Retail Property Trust Group	5,868	13,401
Challenger Ltd.	2,099	9,151
Charter Hall Group	1,213	5,364
Charter Hall Retail REIT	1,538	6,849
Coca-Cola Amatil Ltd.	3,765	59,171
Cochlear Ltd.	318	21,780
Commonwealth Bank of Australia	7,194	548,505
Commonwealth Property Office Fund	7,945	9,567
Computershare Ltd.	2,528	26,058
Crown Ltd.	1,754	23,488
CSL Ltd.	2,358	154,109
CSR Ltd.	3,018	6,360
Cudeco Ltd.[a]	609	2,383
David Jones Ltd.	2,156	6,669

Security	Shares	Value

Decmil Group Ltd.	1,121	$2,170
Dexus Property Group	14,249	17,084
Discovery Metals Ltd.[a]	2,184	771
Downer EDI Ltd.[a]	1,740	8,868
Drillsearch Energy Ltd.[a]	1,763	2,068
DUET Group	4,051	10,345
DuluxGroup Ltd.	1,861	9,060
Echo Entertainment Group Ltd.	2,572	9,665
Emeco Holdings Ltd.	5,877	2,806
Envestra Ltd.	4,020	4,382
Evolution Mining Ltd.[a]	1,930	1,953
Fairfax Media Ltd.	11,735	7,918
Federation Centres	3,704	9,997
Fleetwood Corp. Ltd.	494	4,384
FlexiGroup Ltd.	896	3,906
Flight Centre Ltd.	190	7,528
Fortescue Metals Group Ltd.	7,989	29,025
G.U.D Holdings Ltd.	717	5,426
Goodman Fielder Ltd.[a]	8,742	7,033
Goodman Group	8,175	44,212
GPT Group	4,066	17,305
GrainCorp Ltd. Class A	815	10,846
GWA Group Ltd.	2,559	6,880
Harvey Norman Holdings Ltd.	2,146	6,683
iiNET Ltd.	1,018	6,520
Iluka Resources Ltd.	2,916	27,091
Incitec Pivot Ltd.	8,327	24,981
Independence Group NL	1,071	3,669
Insurance Australia Group Ltd.	9,404	56,814
Investa Office Fund	2,169	7,385
Invocare Ltd.	600	7,268
IOOF Holdings Ltd.	885	8,103
Iress Ltd.	632	5,485
James Hardie Industries SE	2,328	24,504
JB Hi-Fi Ltd.	485	8,055
Karoon Gas Australia Ltd.[a]	727	3,154
Kingsgate Consolidated Ltd.	595	1,334
Leighton Holdings Ltd.	535	11,102
Lend Lease Group	2,426	27,147
Lynas Corp. Ltd.[a]	6,746	3,536
M2 Telecommunications Group Ltd.	1,016	5,938
Macquarie Atlas Roads Group[a]	2,959	5,160
Macquarie Group Ltd.	1,766	71,843
McMillan Shakespeare Ltd.	299	4,736
Mermaid Marine Australia Ltd.	1,591	6,375
Mesoblast Ltd.[a]	589	3,595
Metcash Ltd.	3,076	13,060
Mineral Deposits Ltd.[a]	560	1,744
Mineral Resources Ltd.	580	5,870
Mirvac Group	15,767	28,969
Monadelphous Group Ltd.	309	6,713
Mount Gibson Iron Ltd.	4,211	2,164
Myer Holdings Ltd.	2,634	8,777
National Australia Bank Ltd.	10,539	371,960
Navitas Ltd.	742	4,167
Newcrest Mining Ltd.	3,790	66,134
Northern Star Resources Ltd.	1,968	1,379
NRW Holdings Ltd.	1,491	2,012
Nufarm Ltd.	684	2,982
Orica Ltd.	2,262	53,653
Origin Energy Ltd.	6,078	77,730
OZ Minerals Ltd.	1,161	5,182
Pacific Brands Ltd.	6,219	5,552

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Paladin Energy Ltd.[a]	3,524	$2,762
PanAust Ltd.	1,861	4,482
Perpetual Ltd.	192	8,211
Perseus Mining Ltd.[a]	1,898	2,670
Pharmaxis Ltd.[a]	2,336	352
Platinum Asset Management Ltd.	933	4,891
Premier Investments Ltd.	613	5,504
Primary Health Care Ltd.	1,910	10,449
Qantas Airways Ltd.[a]	4,317	8,514
QBE Insurance Group Ltd.	5,693	79,012
Qube Logistics Holdings Ltd.	2,358	4,284
Ramsay Health Care Ltd.	760	25,237
REA Group Ltd.	231	7,460
Regis Resources Ltd.[a]	1,044	4,086
Resolute Mining Ltd.	2,672	2,649
Rio Tinto Ltd.	2,098	121,523
SAI Global Ltd.	1,294	4,742
Sandfire Resources NLa	456	2,656
Santos Ltd.	4,689	60,113
Seek Ltd.	1,150	13,346
Senex Energy Ltd.[a,b]	4,108	2,921
Seven West Media Ltd.	2,930	6,083
Shopping Centres Australasia Property Group[a]	14,349	24,130
Sigma Pharmaceuticals Ltd.	6,479	4,910
Silex Systems Ltd.[a]	693	1,957
Silver Lake Resources Ltd.[a]	928	1,011
Sims Metal Management Ltd.	688	6,899
Skilled Group Ltd.	1,556	4,603
SMS Management & Technology Ltd.	871	4,412
Sonic Healthcare Ltd.	2,184	30,062
Southern Cross Media Group Ltd.	3,783	6,106
SP AusNet	5,791	7,544
Spark Infrastructure Group	4,562	8,477
St Barbara Ltd.[a]	2,086	1,299
Stockland Corp. Ltd.	9,892	39,739
Suncorp Group Ltd.	6,094	82,110
Super Retail Group Ltd.	572	7,814
Sydney Airport	926	3,326
Tabcorp Holdings Ltd.	2,499	8,950
Tatts Group Ltd.	7,213	24,484
Telstra Corp. Ltd.	19,275	99,642
Ten Network Holdings Ltd.[a]	17,833	5,739
Toll Holdings Ltd.	3,767	22,289
TPG Telecom Ltd.	1,046	3,931
Transfield Services Ltd.	2,656	4,398
Transpacific Industries Group Ltd.[a]	3,835	3,861
Transurban Group	9,257	65,535
Treasury Wine Estates Ltd.	3,508	21,266
Troy Resources Ltd.	742	1,440
UGL Ltd.	651	6,798
Wesfarmers Ltd.	4,479	201,646
Western Areas NL	813	2,329
Westfield Group	9,798	118,490
Westfield Retail Trust	11,821	40,494
Westpac Banking Corp.	13,883	487,100
Whitehaven Coal Ltd.	1,791	3,625
Woodside Petroleum Ltd.	2,893	112,796
Woolworths Ltd.	5,452	206,060
WorleyParsons Ltd.	1,010	23,873
Wotif.com Holdings Ltd.	736	3,904

		5,782,386

Security	Shares	Value

AUSTRIA — 0.27%
AMAG Austria Metall AGc	74	$2,288
Andritz AG	469	30,595
Atrium European Real Estate Ltd.	801	4,786
CA Immobilien Anlagen AG	335	4,715
conwert Immobilien Invest SE	320	3,625
Erste Group Bank AGa	1,301	40,823
EVN AG	216	2,919
Flughafen Wien AG	55	3,413
IMMOFINANZ AG	3,398	13,910
Lenzing AG	44	3,644
Mayr-Melnhof Karton AG	42	4,522
Oesterreichische Post AG	142	6,300
OMV AG	826	38,850
Raiffeisen International Bank Holding AG	188	6,641
RHI AG	120	3,970
S IMMO AG	2,658	16,645
Schoeller-Bleckmann Oilfield Equipment AG	47	4,601
Semperit AG Holding	66	2,584
Strabag SE	109	2,513
Telekom Austria AG	873	5,992
Verbund AG	294	6,444
Vienna Insurance Group AG	168	8,913
Voestalpine AG	854	26,690
Wienerberger AG	574	7,076

		252,459
BELGIUM — 0.81%
Ackermans & van Haaren NV	88	7,498
Ageas	1,144	41,959
Anheuser-Busch InBev NV	3,713	353,680
Barco NV	63	5,611
Befimmo SCA	102	7,076
Bekaert NV	168	5,415
Belgacom SA	477	11,005
Cofinimmo SA	64	7,716
Colruyt SA	256	12,935
Compagnie d’Entreprises CFE SA	92	5,604
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	552	34,649
Elia System Operator SA	115	5,076
EVS Broadcast Equipment SA	121	8,216
Galapagos NVa	168	4,397
GIMV NV	133	6,853
Groupe Bruxelles Lambert SA	268	20,776
KBC Groep NV	1,165	45,771
Kinepolis Group NV	49	6,397
Mobistar SA	129	3,080
Nyrstar NV	685	3,332
SA D’Ieteren NV	84	3,876
SIPEF NV	55	4,325
Solvay SA	306	44,902
Telenet Group Holding NV	191	10,323
Tessenderlo Chemie NV	177	5,010
ThromboGenics NVa,b	152	7,433
UCB SA	664	39,289
Umicore SA	598	27,712
Warehouses De Pauw SCA	97	6,202

		746,118

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

BRAZIL — 1.46%
Abril Educacao SA Units	100	$2,151
Aliansce Shopping Centers SA	400	4,519
ALL - America Latina Logistica SA	1,700	8,664
Anhanguera Educacional Participacoes SA	700	12,603
Arezzo Industria e Comercio SA	200	4,501
Arteris SA	400	4,461
Autometal SA	200	2,101
B2W Companhia Global do Varejo[a]	400	2,301
Banco Bradesco SA	3,190	55,265
Banco do Brasil SA	3,400	42,732
Banco Santander (Brasil) SA Units	4,000	29,347
BM&F Bovespa SA	9,200	63,910
BR Malls Participacoes SA	2,000	23,756
BR Properties SA	600	6,692
Brasil Brokers Participacoes SA	900	3,173
Brasil Insurance Participacoes e Administracao SA	300	3,214
BRF - Brasil Foods SA	3,800	94,074
Brookfield Incorporacoes SA	1,400	1,533
CCR SA	4,500	44,516
Centrais Eletricas Brasileiras SA	2,900	7,875
CETIP SA - Mercados Organizados	700	8,353
Cielo SA	1,800	47,784
Companhia de Bebidas das Americas	800	32,728
Companhia de Saneamento Basico do Estado de Sao Paulo	1,800	25,341
Companhia de Saneamento de Minas Gerais SA	200	4,651
Companhia Hering SA	500	10,228
Companhia Siderurgica Nacional SA	2,700	10,668
Cosan SA Industria e Comercio	400	9,502
CPFL Energia SA	800	8,622
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,100	10,001
Diagnosticos da America SA	1,000	5,491
Duratex SA	990	7,491
EcoRodovias Infraestrutura e Logistica SA	600	5,254
EDP Energias do Brasil SA	900	5,523
Embraer SA	2,900	25,396
Equatorial Energia SA	428	4,559
Estacio Participacoes SA	800	19,085
Eternit SA	1,000	4,801
Even Construtora e Incorporadora SA	800	3,781
EZ TEC Empreendimentos e Participacoes SA	200	2,751
Fibria Celulose SAa	900	9,605
Fleury SA	300	2,866
Gafisa SAa	1,900	3,848
Grendene SA	400	4,565
Helbor Empreendimentos SA	650	3,231
HRT Participacoes em Petroleo SAa	4,200	9,137
Hypermarcas SAa	1,300	10,409
Iochpe-Maxion SA	800	9,662
JBS SA	1,500	4,794
JHSF Participacoes SA	500	1,823
Julio Simoes Logistica SA	400	3,211
Kroton Educacional SA	1,100	15,404
Light SA	200	2,020
LLX Logistica SAa	7,300	7,229
Localiza Rent A Car SA	500	8,877
Lojas Renner SA	900	34,321
LPS Brasil - Consultoria de Imoveis SA	400	4,075
Magazine Luiza SA	400	1,432
Marfrig Alimentos SAa	500	1,703
Mills Estruturas e Servicos de Engenharia SA	300	4,929
MMX Mineracao e Metalicos SAa	5,114	6,062

Security	Shares	Value

MPX Energia SAa	600	$2,575
MRV Engenharia e Participacoes SA	1,200	5,161
Multiplan Empreendimentos Imobiliarios SA	200	5,701
Multiplus SA	200	3,285
Natura Cosmeticos SA	900	22,807
Odontoprev SA	1,000	5,076
OGX Petroleo e Gas Participacoes SAa	7,600	7,412
Oi SA	900	2,651
PDG Realty SA Empreendimentos e Participacoes	4,300	4,925
Petroleo Brasileiro SA	15,500	148,682
Porto Seguro SA	400	5,023
Qualicorp SAa	700	6,827
Raia Drogasil SA	700	7,544
Restoque Comercio e Confeccoes de Roupas SA	600	2,686
Rossi Residencial SA	1,557	2,632
Santos Brasil Participacoes SA Units	200	3,166
Sao Martinho SA	200	2,831
SLC Agricola SA	300	2,653
Sonae Sierra Brasil SA	200	2,801
Souza Cruz SA	1,900	28,982
Sul America SA Units	595	4,421
Tecnisa SA	600	2,698
Tegma Gestao Logistica SA	200	2,702
TIM Participacoes SA	4,500	18,995
Totvs SA	400	7,562
Tractebel Energia SA	500	8,915
Ultrapar Participacoes SA	1,600	42,659
Vale SA	8,300	142,173
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	3,751
WEG SA	1,200	15,730

		1,341,627
CANADA — 7.32%
Advantage Oil & Gas Ltd.[a]	784	3,110
Aecon Group Inc.	300	3,698
AG Growth International Inc.	119	3,792
AGF Management Ltd. Class B	378	4,322
Agnico-Eagle Mines Ltd.	800	25,865
Agrium Inc.	695	63,810
Aimia Inc.	604	9,548
Alacer Gold Corp.	822	2,468
Alamos Gold Inc.	438	6,127
Alaris Royalty Corp.	280	7,502
Algonquin Power & Utilities Corp.	562	4,447
Alimentation Couche-Tard Inc. Class B	666	40,529
Allied Properties Real Estate Investment Trust	100	3,429
AltaGas Ltd.	753	28,103
ARC Resources Ltd.	2,101	58,820
Argonaut Gold Inc.[a]	366	2,321
Artis Real Estate Investment Trust	165	2,794
Astral Media Inc. Class A	197	9,597
ATCO Ltd. Class I NVS	141	13,526
Athabasca Oil Corp.[a]	1,115	8,081
Atlantic Power Corp.	469	2,210
ATS Automation Tooling Systems Inc.[a]	385	3,893
AuRico Gold Inc.	1,002	5,160
Aurizon Mines Ltd.[a]	719	3,088
B2Gold Corp.[a]	4,123	10,371
Bank of Montreal	2,910	182,813
Bank of Nova Scotia	5,231	302,101
Bankers Petroleum Ltd.[a]	1,019	2,553

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Banro Corp.[a]	776	$995
Barrick Gold Corp.	4,805	94,872
Baytex Energy Corp.	643	25,449
BCE Inc.	1,329	62,351
Bell Aliant Inc.	234	6,267
Bellatrix Exploration Ltd.[a]	633	3,971
Birchcliff Energy Ltd.[a]	405	3,181
Bird Construction Inc.	278	3,612
Black Diamond Group Ltd.	188	3,957
BlackPearl Resources Inc.[a]	1,105	2,417
Boardwalk Real Estate Investment Trust	74	4,846
Bombardier Inc. Class B	10,799	42,945
Bonavista Energy Corp.	581	9,213
Bonterra Energy Corp.	92	4,522
Brookfield Asset Management Inc. Class A	2,430	93,953
Brookfield Office Properties Inc.	889	16,395
CAE Inc.	829	8,975
Calfrac Well Services Ltd.	167	4,249
Calloway Real Estate Investment Trust	141	4,235
Cameco Corp.	2,415	47,155
Canadian Apartment Properties Real Estate Investment Trust	138	3,573
Canadian Energy Services & Technology Corp.	323	3,972
Canadian Imperial Bank of Commerce	1,776	142,260
Canadian National Railway Co.	1,993	195,426
Canadian Natural Resources Ltd.	5,095	149,682
Canadian Oil Sands Ltd.	2,421	47,633
Canadian Pacific Railway Ltd.	789	98,491
Canadian Real Estate Investment Trust	110	5,213
Canadian Tire Corp. Ltd. Class A NVS	466	34,376
Canadian Utilities Ltd. Class A	204	16,817
Canadian Western Bank	281	7,951
Canexus Corp.	506	4,744
Canfor Corp.[a]	337	7,049
Canyon Services Group Inc.	271	2,826
Capital Power Corp.	270	5,908
Capstone Mining Corp.[a]	1,181	2,395
Catamaran Corp.[a]	954	55,171
Celestica Inc.[a]	645	5,579
Cenovus Energy Inc.	3,640	109,108
Centerra Gold Inc.	603	2,524
CGI Group Inc. Class Aa	1,167	37,011
Chartwell Retirement Residences	244	2,768
China Gold International Resources Corp. Ltd.[a]	611	1,737
CI Financial Corp.	982	27,541
Cineplex Inc.	254	8,646
CML HealthCare Inc.	541	4,158
Cogeco Cable Inc.	90	4,012
Colossus Minerals Inc.[a]	557	1,274
Cominar Real Estate Investment Trust	126	3,006
Continental Gold Ltd.[a]	352	1,743
Corus Entertainment Inc. Class B	331	8,141
Cott Corp.	508	5,591
Crescent Point Energy Corp.	1,683	64,385
Crew Energy Inc.[a]	420	2,919
Davis & Henderson Corp.	279	6,529
Denison Mines Corp.[a]	1,814	2,254
Detour Gold Corp.[a]	413	4,976
Dollarama Inc.	571	41,895
Dominion Diamond Corp.[a]	326	5,176
Dorel Industries Inc. Class B	126	5,449
Dundee Corp. Class Aa	199	7,453
Dundee Precious Metals Inc.[a]	394	2,530
Dundee Real Estate Investment Trust	119	4,379

Security	Shares	Value

Eldorado Gold Corp.	3,637	$28,818
Empire Co. Ltd. Class A	110	7,491
Enbridge Inc.	3,700	176,346
Enbridge Income Fund Holdings Inc.	209	5,153
Encana Corp.	3,327	61,423
Endeavour Mining Corp.[a]	1,237	1,340
Endeavour Silver Corp.[a]	379	1,982
EnerCare Inc.	435	4,065
Enerflex Ltd.	375	5,182
Enerplus Corp.	707	9,995
Ensign Energy Services Inc.	1,019	17,182
Extendicare Inc.	485	2,715
Finning International Inc.	1,051	22,716
First Capital Realty Inc.	210	4,063
First Majestic Silver Corp.[a]	420	5,186
First Quantum Minerals Ltd.	2,725	47,654
FirstService Corp.[a]	162	5,368
Fortis Inc.	674	23,419
Fortuna Silver Mines Inc.[a]	570	1,779
Franco-Nevada Corp.	768	33,489
Freehold Royalties Ltd.	217	5,290
Gabriel Resources Ltd.[a]	1,196	2,164
Genivar Inc.	189	4,698
Genworth MI Canada Inc.	154	3,835
George Weston Ltd.	189	14,583
Gibson Energy Inc.	850	22,183
Gildan Activewear Inc.	597	24,044
Goldcorp Inc.	3,798	112,598
Golden Star Resources Ltd.[a,b]	1,321	1,432
Great-West Lifeco Inc.	1,266	34,436
H&R Real Estate Investment Trust	250	6,152
Home Capital Group Inc.	137	7,873
HudBay Minerals Inc.	610	4,852
Husky Energy Inc.	1,599	46,292
IAMGOLD Corp.	1,346	7,240
IGM Financial Inc.	378	16,870
Imperial Metals Corp.[a]	205	2,541
Imperial Oil Ltd.	1,415	56,383
Industrial Alliance Insurance and Financial Services Inc.	551	20,389
Innergex Renewable Energy Inc.	447	4,524
Intact Financial Corp.	621	37,908
Ithaca Energy Inc.[a]	1,242	2,037
Jean Coutu Group PJC Inc. (The) Class A	282	4,696
Just Energy Group Inc.	534	3,589
Keyera Corp.	455	28,467
Killam Properties Inc.	414	5,215
Kinross Gold Corp.	5,513	30,090
Kirkland Lake Gold Inc.[a]	288	968
Laurentian Bank of Canada	141	6,197
Legacy Oil & Gas Inc. Class Aa	516	2,729
Linamar Corp.	191	4,529
Loblaw Companies Ltd.	593	25,203
Lundin Mining Corp.[a]	1,766	6,953
MacDonald Dettwiler & Associates Ltd.	122	8,826
MAG Silver Corp.[a]	225	1,720
Magna International Inc. Class A	1,170	70,490
Major Drilling Group International	347	2,598
Manitoba Telecom Services Inc.	290	9,416
Manulife Financial Corp.	8,474	125,444
Maple Leaf Foods Inc.	394	5,218
Medical Facilities Corp.	397	5,916
MEG Energy Corp.[a]	932	26,704
Methanex Corp.	572	24,282

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Metro Inc. Class A	772	$52,436
Morguard Real Estate Investment Trust	210	3,823
Morneau Shepell Inc.	429	5,677
Mullen Group Ltd.	746	16,213
National Bank of Canada	922	69,802
Nevsun Resources Ltd.	769	2,882
New Gold Inc.[a]	2,669	21,440
Newalta Corp.	304	4,192
Niko Resources Ltd.	215	1,424
Norbord Inc.[a]	140	4,677
North West Co. Inc. (The)	254	6,419
Northern Property Real Estate Investment Trust	115	3,692
Northland Power Inc.	307	5,967
Novagold Resources Inc.[a]	830	2,046
OceanaGold Corp.[a]	1,051	2,278
Onex Corp.	333	16,636
Open Text Corp.[a]	409	26,768
Osisko Mining Corp.[a]	1,376	5,814
Pacific Rubiales Energy Corp.	1,656	35,068
Paladin Labs Inc.[a]	83	4,142
Pan American Silver Corp.	568	7,482
Paramount Resources Ltd. Class Aa	174	6,236
Parex Resources Inc.[a]	567	2,537
Parkland Fuel Corp.	315	5,214
Pason Systems Inc.	288	4,939
Pembina Pipeline Corp.	2,187	71,903
Pengrowth Energy Corp.	1,613	8,243
Penn West Petroleum Ltd.	2,639	24,400
PetroBakken Energy Ltd.	666	5,694
Petrominerales Ltd.	396	2,189
Peyto Exploration & Development Corp.	469	13,522
Poseidon Concepts Corp.	293	4
Potash Corp. of Saskatchewan Inc.	4,007	168,909
Power Corp. of Canada	2,509	67,673
Power Financial Corp.	1,190	35,208
Precision Drilling Corp.	845	6,863
Premier Gold Mines Ltd.[a]	560	1,175
Pretium Resources Inc.[a]	271	2,002
Progressive Waste Solutions Ltd.	444	9,910
Quebecor Inc. Class B	186	8,673
Rainy River Resources Ltd.[a]	479	1,105
Reitmans Canada Ltd. Class A	305	2,684
Research In Motion Ltd.[a,b]	2,595	42,568
RioCan Real Estate Investment Trust	429	12,586
Ritchie Bros. Auctioneers Inc.[b]	363	7,362
Rogers Communications Inc. Class B	1,827	90,256
Romarco Minerals Inc.[a]	2,533	1,108
RONA Inc.	458	4,781
Royal Bank of Canada	6,411	387,394
Rubicon Minerals Corp.[a]	1,092	1,900
Russel Metals Inc.	234	6,339
Sabina Gold & Silver Corp.[a]	642	766
Saputo Inc.	936	48,268
Savanna Energy Services Corp.	451	3,161
Seabridge Gold Inc.[a]	180	2,047
Secure Energy Services Inc.	420	5,424
SEMAFO Inc.	1,024	1,944
Shaw Communications Inc. Class B	1,338	30,515
ShawCor Ltd.	216	8,691
Sherritt International Corp.	987	4,622
Shoppers Drug Mart Corp.	1,403	62,935
Silver Standard Resources Inc.[a]	333	2,394
Silver Wheaton Corp.	1,706	41,774

Security	Shares	Value

Silvercorp Metals Inc.	657	$1,920
SNC-Lavalin Group Inc.	1,105	47,766
Southern Pacific Resource Corp.[a]	2,050	1,345
Stantec Inc.	193	8,266
Sun Life Financial Inc.	2,772	78,322
Suncor Energy Inc.	7,370	230,145
Superior Plus Corp.	445	5,751
Surge Energy Inc.[a]	390	1,183
Tahoe Resources Inc.[a,b]	313	5,446
Talisman Energy Inc.	4,996	60,001
Tanzanian Royalty Exploration Corp.[a]	521	1,559
Taseko Mines Ltd.[a]	970	2,286
Teck Resources Ltd. Class B	2,612	69,594
TELUS Corp.	1,590	57,302
Thompson Creek Metals Co. Inc.[a,b]	1,033	3,091
Thomson Reuters Corp.	1,790	60,061
Tim Hortons Inc.	783	42,488
TMX Group Ltd.	79	4,166
Torex Gold Resources Inc.[a]	1,619	2,253
Toromont Industries Ltd.	305	6,732
Toronto-Dominion Bank (The)	4,100	336,650
Total Energy Services Inc.	275	3,822
Tourmaline Oil Corp.[a]	634	25,194
TransAlta Corp.	894	13,163
TransCanada Corp.	3,216	159,673
Transcontinental Inc. Class A	379	4,887
TransForce Inc.	294	5,811
TransGlobe Energy Corp.[a]	308	2,444
Trican Well Service Ltd.	564	7,379
Trilogy Energy Corp.	194	5,680
Trinidad Drilling Ltd.	520	3,557
Turquoise Hill Resources Ltd.[a]	1,432	10,108
Twin Butte Energy Ltd.	913	2,024
Uranium One Inc.[a]	1,708	4,755
Valeant Pharmaceuticals International Inc.[a]	1,366	103,891
Valener Inc.	421	6,760
Veresen Inc.	716	9,596
Vermilion Energy Inc.	478	24,569
Wajax Corp.	104	3,565
West Fraser Timber Co. Ltd.	199	17,402
Westport Innovations Inc.[a,b]	179	5,593
Whitecap Resources Inc.	459	4,718
Wi-Lan Inc.	702	2,778
Yamana Gold Inc.	3,365	41,717

		6,725,058
CHILE — 0.11%
Banco de Chile SP ADR	23	2,148
Banco Santander (Chile) SA SP ADR	90	2,398
Cencosud SA	3,207	18,090
Empresa Nacional de Electricidad SA SP ADR	74	3,945
Empresas Copec SA	1,616	23,072
Empresas Iansa SA	127,540	8,385
Enersis SA	47,262	17,781
LATAM Airlines Group SA	791	16,324
Multiexport Foods SA	28,444	7,662
Sociedad Quimica y Minera de Chile SA Series B SP ADR	33	1,633

		101,438
CHINA — 3.98%
Agile Property Holdings Ltd.	6,000	7,762

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Agricultural Bank of China Ltd. Class H	107,000	$51,152
Air China Ltd. Class H	12,000	9,711
Ajisen (China) Holdings Ltd.	4,000	2,886
Aluminum Corp. of China Ltd. Class Ha	16,000	6,041
Angang Steel Co. Ltd. Class Ha,b	6,000	3,533
Anhui Conch Cement Co. Ltd. Class H	6,500	23,536
Anta Sports Products Ltd.[b]	4,000	3,350
Anxin-China Holdings Ltd.	16,000	3,361
Asian Citrus Holdings Ltd.	5,000	2,126
AviChina Industry & Technology Co. Ltd. Class H	8,000	3,866
Bank of China Ltd. Class H	353,000	165,115
Bank of Communications Co. Ltd. Class H	45,000	35,777
BBMG Corp. Class H	4,500	3,612
Beijing Capital International Airport Co. Ltd. Class H	8,000	5,546
Beijing Enterprises Holdings Ltd.	2,000	14,960
Beijing Enterprises Water Group Ltd.	16,000	4,845
Belle International Holdings Ltd.	26,000	42,414
Biostime International Holdings Ltd.	1,000	5,760
Bosideng International Holdings Ltd.	12,000	3,154
Brilliance China Automotive Holdings Ltd.[a]	16,000	19,586
BYD Co. Ltd. Class Ha,b	2,000	7,139
China Agri-Industries Holdings Ltd.	9,100	4,468
China BlueChemical Ltd. Class H	8,000	4,876
China CITIC Bank Corp. Ltd. Class H	42,000	23,650
China Coal Energy Co. Class H	16,000	12,308
China Communications Construction Co. Ltd. Class H	26,000	24,892
China Communications Services Corp. Ltd. Class H	10,000	7,319
China Construction Bank Corp. Class H	340,000	284,772
China COSCO Holdings Co. Ltd. Class Ha	10,500	4,438
China Everbright International Ltd.	10,000	7,718
China Everbright Ltd.	4,000	6,360
China Gas Holdings Ltd.	18,000	17,743
China High Speed Transmission Equipment Group Co. Ltd.[a]	11,000	5,315
China International Marine Containers (Group) Co. Ltd. Class Ha	2,400	3,835
China Life Insurance Co. Ltd. Class H	35,000	95,611
China Longyuan Power Group Corp. Ltd. Class H	17,000	15,575
China Lumena New Materials Corp.	16,000	3,484
China Medical System Holdings Ltd.[b]	6,000	5,884
China Mengniu Dairy Co. Ltd.	5,000	14,078
China Merchants Bank Co. Ltd. Class H	21,500	45,823
China Merchants Holdings (International) Co. Ltd.	10,000	31,634
China Metal Recycling Holdings Ltd.[b,d]	3,000	2,734
China Minsheng Banking Corp. Ltd. Class H	25,000	32,117
China Mobile Ltd.	28,000	306,497
China Modern Dairy Holdings Ltd.[a]	11,000	3,799
China National Building Material Co. Ltd. Class H	20,000	23,606
China Oil and Gas Group Ltd.[a]	40,000	7,319
China Oilfield Services Ltd. Class H	10,000	19,715
China Overseas Grand Oceans Group Ltd.[b]	3,000	4,716
China Overseas Land & Investment Ltd.	18,000	54,970
China Pacific Insurance (Group) Co. Ltd. Class H	13,200	47,455
China Petroleum & Chemical Corp. Class H	94,000	102,835
China Power International Development Ltd.	12,000	4,330
China Precious Metal Resources Holdings Co. Ltd.[a]	32,000	5,484
China Railway Construction Corp. Ltd. Class H	7,500	7,567
China Railway Group Ltd. Class H	15,000	7,905
China Resources Cement Holdings Ltd.	8,000	4,608
China Resources Enterprise Ltd.[b]	8,000	27,421
China Resources Gas Group Ltd.	8,000	22,421
China Resources Land Ltd.	10,000	30,281
China Resources Power Holdings Co. Ltd.	10,000	32,729
China Rongsheng Heavy Industries Group Holdings Ltd.	19,000	2,767
China Shanshui Cement Group Ltd.	8,000	4,525

Security	Shares	Value

China Shenhua Energy Co. Ltd. Class H	15,000	$53,056
China Shineway Pharmaceutical Group Ltd.	2,000	3,556
China Shipping Container Lines Co. Ltd. Class Ha	16,000	3,814
China Shipping Development Co. Ltd. Class H	6,000	2,575
China Southern Airlines Co. Ltd. Class H	8,000	4,206
China State Construction International Holdings Ltd.	12,000	17,473
China Taiping Insurance Holdings Co. Ltd.[a]	3,600	6,133
China Telecom Corp. Ltd. Class H	78,000	39,801
China Travel International Investment Hong Kong Ltd.	22,000	4,479
China Unicom (Hong Kong) Ltd.	24,000	34,451
China Vanke Co. Ltd. Class B	4,500	9,115
China Yurun Food Group Ltd.[a]	6,000	3,572
China ZhengTong Auto Services Holdings Ltd.[a]	4,500	2,789
Chongqing Rural Commercial Bank Co. Ltd. Class H	9,000	4,894
CITIC Pacific Ltd.	5,000	6,050
CITIC Resources Holdings Ltd.[a]	20,000	2,526
CITIC Securities Co. Ltd. Class H	7,000	15,875
CNOOC Ltd.	82,000	152,998
COSCO Pacific Ltd.	14,000	18,545
Country Garden Holdings Co. Ltd.[a]	16,000	9,071
CSR Corp Ltd. Class H	7,000	4,609
Dah Chong Hong Holdings Ltd.	4,000	3,685
Daphne International Holdings Ltd.	4,000	4,165
Datang International Power Generation Co. Ltd. Class H	12,000	5,288
Digital China Holdings Ltd.	3,000	3,781
Dongfang Electric Corp. Ltd. Class H	1,400	1,966
Dongfeng Motor Group Co. Ltd. Class H	16,000	23,833
Dongyue Group Ltd.	6,000	3,355
ENN Energy Holdings Ltd.	6,000	34,714
Evergrande Real Estate Group Ltd.	49,000	20,015
Far East Horizon Ltd.	6,000	4,082
Fosun International Ltd.	8,000	5,690
Franshion Properties (China) Ltd.	14,000	4,781
GCL-Poly Energy Holdings Ltd.	34,000	6,878
Geely Automobile Holdings Ltd.	30,000	15,076
Glorious Property Holdings Ltd.[a]	14,000	2,183
Golden Eagle Retail Group Ltd.	3,000	5,281
GOME Electrical Appliances Holdings Ltd.[a]	42,000	4,221
Great Wall Motor Co. Ltd. Class H	5,500	23,848
Greentown China Holdings Ltd.[a]	2,500	4,858
Guangdong Investment Ltd.	10,000	9,677
Guangzhou Automobile Group Co. Ltd. Class H	8,000	6,597
Guangzhou R&F Properties Co. Ltd. Class H	3,600	6,513
Haier Electronics Group Co. Ltd.[a]	3,000	5,358
Haitian International Holdings Ltd.	3,000	5,134
Harbin Electric Co. Ltd. Class H	4,000	3,067
Hengan International Group Co. Ltd.	4,000	41,337
Hengdeli Holdings Ltd.	12,000	3,495
Hopson Development Holdings Ltd.[a,b]	4,000	6,670
Huabao International Holdings Ltd.	8,000	3,670
Huaneng Power International Inc. Class H	18,000	20,805
Hunan Nonferrous Metal Corp. Ltd. Class Ha	10,000	2,873
Industrial and Commercial Bank of China Ltd. Class H	307,000	215,991
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,200	11,462
Intime Department Store Group Co. Ltd.	4,500	5,335
Jiangsu Expressway Co. Ltd. Class H	4,000	4,381
Jiangxi Copper Co. Ltd. Class H	5,000	9,690
Ju Teng International Holdings Ltd.	6,000	3,904
Kingboard Chemical Holdings Co. Ltd.	2,500	6,797
Kingboard Laminates Holdings Ltd.	7,000	3,139
Kingdee International Software Group Co. Ltd.[a]	12,000	1,979
Kingsoft Corp. Ltd.	5,000	5,753
Kunlun Energy Co. Ltd.	16,000	31,297

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

KWG Property Holdings Ltd.	5,500	$3,799
Lee & Man Paper Manufacturing Ltd.	9,000	6,691
Lenovo Group Ltd.	34,000	31,062
Longfor Properties Co. Ltd.	5,000	8,350
Lonking Holdings Ltd.	14,000	2,652
Minth Group Ltd.	4,000	7,154
MMG Ltd.[a]	8,000	2,402
Nine Dragons Paper (Holdings) Ltd.	7,000	6,070
North Mining Shares Co. Ltd.[a]	40,000	1,959
Parkson Retail Group Ltd.	6,000	3,247
PetroChina Co. Ltd. Class H	96,000	122,094
Phoenix Satellite Television Holdings Ltd.	8,000	3,041
PICC Property and Casualty Co. Ltd. Class H	14,000	17,968
Ping An Insurance (Group) Co. of China Ltd. Class H	9,000	71,264
Poly Property Group Co. Ltd.[a]	8,000	5,577
Renhe Commercial Holdings Co. Ltd.[a]	66,000	4,167
REXLot Holdings Ltd.	50,000	4,123
Sany Heavy Equipment International Holdings Co. Ltd.[b]	5,000	2,004
Semiconductor Manufacturing International Corp.[a]	107,000	7,721
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	7,680
Shanghai Electric Group Co. Ltd. Class H	10,000	3,505
Shanghai Industrial Holdings Ltd.	2,000	6,340
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,500	5,148
Shenzhen International Holdings Ltd.	65,000	8,459
Shenzhen Investment Ltd.	18,000	7,538
Shenzhou International Group Holdings Ltd.	2,000	5,799
Shimao Property Holdings Ltd.	8,500	18,313
Shougang Fushan Resources Group Ltd.	14,000	5,466
Shui On Land Ltd.	12,000	3,989
Sihuan Pharmaceutical Holdings Group Ltd.	9,000	5,045
Sino Biopharmaceutical Ltd.	12,000	8,273
Sino-Ocean Land Holdings Ltd.	11,000	7,257
Sinofert Holdings Ltd.[b]	14,000	3,031
Sinopec Kantons Holdings Ltd.	4,000	3,623
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	3,440
Sinopharm Group Co. Ltd. Class H	3,200	9,504
Skyworth Digital Holdings Ltd.	8,000	6,587
SOHO China Ltd.	8,500	7,338
Sun Art Retail Group Ltd.	14,500	20,254
Sunac China Holdings Ltd.	13,000	10,486
Tencent Holdings Ltd.	4,900	168,077
Tianneng Power International Ltd.	4,000	2,531
Tingyi (Cayman Islands) Holding Corp.	8,000	22,112
Tong Ren Tang Technologies Co. Ltd. Class H	2,000	6,649
Towngas China Co. Ltd.	4,000	3,845
Travelsky Technology Ltd. Class H	6,000	3,812
Tsingtao Brewery Co. Ltd. Class H	2,000	13,414
Uni-President China Holdings Ltd.	4,000	4,350
Vinda International Holdings Ltd.[b]	3,000	3,920
Want Want China Holdings Ltd.	36,000	57,057
Weichai Power Co. Ltd. Class H	2,000	6,971
West China Cement Ltd.	16,000	2,804
Wumart Stores Inc. Class H	2,000	3,505
Yanzhou Coal Mining Co. Ltd. Class Hb	8,000	8,329
Yingde Gases Group Co. Ltd.	4,500	4,331
Yuexiu Property Co. Ltd.	22,000	6,520
Yuexiu Real Estate Investment Trust	91,000	51,008
Zhaojin Mining Industry Co. Ltd. Class H	3,500	3,888
Zhejiang Expressway Co. Ltd. Class H	6,000	4,716
Zhongsheng Group Holdings Ltd.	2,500	3,473
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	5,528
Zijin Mining Group Co. Ltd. Class H	22,000	6,492
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	5,000	5,006

Security	Shares	Value

ZTE Corp. Class H	3,000	$5,056

		3,664,842
COLOMBIA — 0.16%
Almacenes Exito SA	693	11,354
Bancolombia SA	808	13,274
Cementos Argos SA	1,548	6,909
Corp. Financiera Colombiana SAa	9	165
Corporacion Financiera Colombiana SA	351	6,785
Ecopetrol SA	26,263	63,134
Grupo Argos SA	1,203	13,386
Grupo de Inversiones Suramericana SA	865	18,236
Interconexion Electrica SA ESP	1,559	7,171
Isagen SA ESP	3,903	5,429

		145,843
CZECH REPUBLIC — 0.06%
CEZ AS	1,435	41,583
Komercni Banka AS	51	9,761
Telefonica O2 Czech Republic AS	342	4,947

		56,291
DENMARK — 0.90%
A.P. Moeller-Maersk A/S Class A	5	34,218
A.P. Moeller-Maersk A/S Class B	5	35,615
ALK-Abello A/S	74	5,457
Bang & Olufsen A/S Class Ba	278	2,320
Carlsberg A/S Class B	600	55,757
Christian Hansen Holding A/S	323	11,652
Coloplast A/S Class B	894	48,692
D/S Norden A/S	198	6,127
Danske Bank A/Sa	3,660	69,253
DSV A/S	709	17,866
FLSmidth & Co. A/S	200	11,646
Genmab A/Sa	231	6,029
GN Store Nord A/S	707	12,927
Jyske Bank A/S Registered[a]	275	10,713
NKT Holding A/S	137	5,063
Novo Nordisk A/S Class B	1,915	336,271
Novozymes A/S Class B	1,525	52,722
Pandora A/S	229	6,998
Rockwool International A/S Class B	40	5,287
Royal Unibrew A/S	66	5,987
SimCorp A/S	25	7,317
Solar Holdings A/S Class B	64	3,214
Sydbank A/Sa	368	8,395
TDC A/S	4,060	32,969
Topdanmark A/Sa	400	10,271
TrygVesta A/S	93	8,062
United International Enterprises Ltd.	27	4,703
Vestas Wind Systems A/Sa,b	810	7,027
William Demant Holding A/Sa	105	8,411

		830,969
EGYPT — 0.08%
Commercial International Bank (Egypt) SAE	2,534	11,178
EFG-Hermes Holding Co. SAE[a]	7,369	10,574
Egyptian Kuwaiti Holding Co. SAE	14,033	16,419
National Societe Generale Bank SAE	508	2,033

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Orascom Construction Industries SAE[a]	413	$13,903
Orascom Telecom Holding SAE[a]	11,819	7,960
Talaat Moustafa Group Holding Company SAE[a]	5,270	3,002
Telecom Egypt Co. SAE	2,541	4,628

		69,697
FINLAND — 0.56%
Amer Sports OYJ Class A	389	6,626
Cargotec Corp. OYJ Class B	131	3,905
Citycon OYJ	1,083	3,512
Elisa OYJ	439	8,334
Fortum OYJ	2,507	46,637
Huhtamaki OYJ	274	5,137
Kemira OYJ	320	4,848
Kesko OYJ Class B	218	6,553
Kone OYJ Class B	678	59,934
Konecranes OYJ	163	5,918
Metsa Board OYJ Class Ba	664	2,066
Metso OYJ	875	35,981
Neste Oil OYJ	458	7,143
Nokia OYJ[b]	18,264	61,258
Nokian Renkaat OYJ	637	27,647
Orion OYJ Class B	301	8,651
Outokumpu OYJ[a,b]	3,828	2,662
Outotec OYJ	592	8,648
Pohjola Bank PLC Class A	442	7,529
Ramirent OYJ	255	2,528
Rautaruukki OYJ	419	2,698
Sampo OYJ Class A	1,783	71,226
Sanoma OYJ	348	2,835
Sponda OYJ	813	4,341
Stockmann OYJ Abp Class B	126	1,824
Stora Enso OYJ Class R	1,910	13,283
Tieto OYJ	214	4,588
Tikkurila OYJ	155	3,331
UPM-Kymmene OYJ	3,403	35,623
Uponor OYJ	239	3,542
Wartsila OYJ Abp	986	48,449
YIT OYJ	359	6,792

		514,049
FRANCE — 5.96%
Accor SA	761	25,183
Aeroports de Paris	91	8,246
Air France-KLM[a]	595	6,037
Alcatel-Lucent[a]	13,914	19,096
ALSTOM	1,326	54,474
ALTEN	141	5,086
Altran Technologies SAa	510	4,021
ANF Immobilier	67	2,032
Aperam	254	3,122
ArcelorMittal	5,137	62,931
Arkema SA	315	29,544
Atos SA	313	21,809
AXA SA	8,167	153,058
Beneteau SAa	268	2,809
BNP Paribas SA	4,664	260,165
Bonduelle SCA	212	5,414
BOURBON SA	175	4,778
Bouygues SA	981	27,406
Bureau Veritas SA	227	27,848

Security	Shares	Value

Cap Gemini SA	1,014	$46,690
Carrefour SA	2,806	83,237
Casino Guichard-Perrachon SA	257	27,808
Christian Dior SA	262	45,716
Ciments Francais SA	34	1,860
Club Mediterranee SAa	268	4,558
CNP Assurances SA	816	11,570
Compagnie de Saint-Gobain	1,805	72,474
Compagnie Generale de Geophysique-Veritas[a]	884	19,166
Compagnie Generale des Etablissements Michelin Class B	849	71,782
Compagnie Plastic Omnium SA	119	5,816
Credit Agricole SAa	4,866	44,593
Danone SA	2,597	198,620
Dassault Systemes SA	379	46,270
Edenred SA	876	29,196
Eiffage SA	127	5,628
Electricite de France SA	861	19,263
Essilor International SA	919	103,520
Etablissements Maurel et Prom	314	5,347
Euler Hermes SA	47	4,492
Eurazeo	107	5,674
Eurofins Scientific SA	32	6,961
European Aeronautic Defence and Space Co. NV	2,096	110,825
Eutelsat Communications SA	470	16,988
Faiveley Transport SA	50	3,025
Faurecia	206	3,829
Fimalac SAa	76	4,068
Fonciere des Regions	81	6,450
France Telecom SA	8,073	86,467
GameLoft SAa	568	3,819
GDF Suez	5,998	128,897
Gecina SA	66	7,945
Gemalto NV	436	35,662
Groupe Eurotunnel SA Registered	3,116	26,115
Groupe Steria SCA	256	3,784
Havas SA	1,019	6,235
Icade	74	6,829
Iliad SA	97	22,201
Imerys SA	117	7,674
Ingenico SA	140	9,393
Ipsen SA	130	4,649
Ipsos SA	187	6,274
JCDecaux SA	242	6,659
Klepierre	303	12,863
L’Air Liquide SA	1,353	171,458
L’Oreal SA	1,051	187,616
Lafarge SA	918	59,371
Lagardere SCA	426	15,849
Legrand SA	1,483	69,184
LVMH Moet Hennessy Louis Vuitton SA	1,134	196,601
M6-Metropole Television	281	4,709
Medica SA	333	6,173
Mercialys	98	2,189
Mersen	137	3,170
Natixis	4,878	21,416
Naturex	67	5,206
Neopost SA	136	8,955
Nexans SA	95	4,364
Nexity	130	4,679
Orpea SA	119	5,177
Pernod Ricard SA	942	116,742
PPR SA	344	75,762
PSA Peugeot Citroen SAa	874	7,006

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Publicis Groupe SA	1,127	$78,482
Rallye SA	108	4,276
Remy Cointreau SA	74	8,625
Renault SA	971	66,978
Rexel SA	903	19,888
Rubis SCA	120	7,718
SA des Ciments Vicat	66	3,916
Safran SA	1,193	58,652
Saft Groupe SA	227	5,594
Sanofi	5,431	595,875
Sartorius Stedim Biotech SA	33	4,681
Schneider Electric SA	2,436	185,953
SCOR SE	809	24,580
SEB SA	80	5,805
SES SA Class A FDR	1,315	41,106
Societe BIC SA	93	9,935
Societe d’Edition Canal Plus	4,120	28,843
Societe de la Tour Eiffel	95	6,287
Societe Generale[a]	3,300	119,993
Societe Immobiliere de Location pour l’Industrie et le Commerce	40	4,715
Societe Television Francaise 1	510	5,401
Sodexo	367	30,681
STMicroelectronics NV	4,096	35,647
Suez Environnement SA	996	14,320
Technicolor SA Registered[a]	1,402	5,822
Technip SA	481	51,683
Teleperformance SA	240	10,575
Thales SA	283	12,305
Total SA	9,610	484,874
Ubisoft Entertainment SAa	492	5,494
Unibail-Rodamco SE	415	108,607
Valeo SA	447	25,989
Vallourec SA	648	31,179
Veolia Environnement	1,824	25,166
Vilmorin & Cie	23	2,941
Vinci SA	2,083	100,402
Virbac SA	20	4,087
Vivendi SA	5,939	134,676
Wendel	211	22,883
Zodiac Aerospace	109	13,677

		5,477,889
GERMANY — 5.19%
Aareal Bank AGa	212	5,101
Adidas AG	955	99,844
AIXTRON SE	441	6,297
Allianz SE Registered	2,107	311,260
Alstria Office REIT AG	369	4,476
Aurubis AG	121	7,611
Axel Springer AG	156	6,581
BASF SE	4,183	391,114
Bayer AG Registered	3,863	403,466
Bayerische Motoren Werke AG	1,580	145,919
BayWa AG Registered	89	4,482
Bechtle AG	106	4,696
Beiersdorf AG	451	40,867
Bertrandt AG	44	5,067
Bilfinger Berger SE	162	16,254
Brenntag AG	320	54,613
Carl Zeiss Meditec AG Bearer	172	5,273
Celesio AG	345	6,834
Comdirect Bank AG	328	3,481

Security	Shares	Value

Commerzbank AGa,b	2,197	$29,588
Continental AG	481	57,175
CTS Eventim AG	135	5,219
Daimler AG Registered	4,262	236,083
Deutsche Bank AG Registered	4,391	202,097
Deutsche Boerse AG	1,032	64,492
Deutsche EuroShop AG	183	7,850
Deutsche Lufthansa AG Registered	1,268	25,377
Deutsche Post AG Registered	4,099	97,382
Deutsche Telekom AG Registered	12,664	149,965
Deutsche Wohnen AG Bearer	1,030	18,183
DEUTZ AGa	720	3,900
Dialog Semiconductor PLC[a,b]	283	3,365
Drillisch AG	281	5,683
Duerr AG	54	6,150
E.ON SE	8,452	153,329
ElringKlinger AG	145	4,738
Fraport AG	139	8,316
Freenet AG	360	8,975
Fresenius Medical Care AG & Co. KGaA	980	67,703
Fresenius SE & Co. KGaA	648	81,349
Fuchs Petrolub AG	67	5,112
GAGFAH SAa	331	4,277
GEA Group AG	1,322	44,767
Gerresheimer AG	143	8,174
Gerry Weber International AG	99	4,347
GFK SE	88	5,027
Gildemeister AG	246	5,551
GSW Immobilien AG	186	7,472
Hamborner REIT AG	1,999	19,537
Hamburger Hafen und Logistik AG	144	3,102
Hannover Rueckversicherung AG Registered	277	23,416
HeidelbergCement AG	844	60,833
Henkel AG & Co. KGaA	742	58,157
Hochtief AGa	120	8,338
Hugo Boss AG	90	10,484
Indus Holding AG	226	7,440
Infineon Technologies AG	7,011	55,414
K+S AG Registered	994	43,993
Kabel Deutschland Holding AG	573	54,520
Kloeckner & Co. SEa	490	5,912
Krones AG	68	4,735
KUKA AGa	147	6,648
KWS Saat AG	13	4,885
Lanxess AG	454	33,100
LEONI AG	152	6,861
Linde AG	813	153,919
MAN SE	223	25,005
Merck KGaA	286	43,588
METRO AG	472	14,733
MorphoSys AGa	142	6,456
MTU Aero Engines Holding AG	175	16,575
Muenchener Rueckversicherungs-Gesellschaft AG Registered	813	162,762
NORMA Group AG	122	4,308
Pfeiffer Vacuum Technology AG	49	5,959
QIAGEN NVa	1,766	35,029
Rational AG	14	4,346
Rheinmetall AG	159	7,539
Rhoen Klinikum AG	357	7,634
RWE AG	2,419	87,177
Salzgitter AG	174	6,818
SAP AG	4,250	337,929
SGL Carbon SE	135	4,615

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Siemens AG Registered	3,843	$401,782
Sky Deutschland AGa	2,347	13,476
Software AG	243	8,504
Stada Arzneimittel AG	240	9,730
Suedzucker AG	484	19,532
Symrise AG	401	17,129
TAG Immobilien AG	496	6,016
ThyssenKrupp AGa	2,168	39,259
TUI AGa	535	5,675
United Internet AG Registered	399	10,952
Volkswagen AG	186	36,195
Vossloh AG	39	4,268
Wacker Chemie AG	66	5,049
Wincor Nixdorf AG	147	7,744
Wirecard AG	403	10,823

		4,772,783
GREECE — 0.07%
Alpha Bank AEa,b	2,033	2,576
Bank of Cyprus PLC[a,d]	7,977	—
Folli Follie Group[a]	160	3,350
Hellenic Petroleum SA	393	4,352
Hellenic Telecommunications Organization SAa	994	8,649
Jumbo SA	461	4,346
Motor Oil (Hellas) Corinth Refineries SA	290	3,204
Mytilineos Holdings SAa	435	2,695
National Bank of Greece SAa	6,256	5,237
OPAP SA	896	8,848
Piraeus Bank SAa	14,800	4,137
Public Power Corp. SAa	540	5,240
Titan Cement Co. SAa	230	4,276
Viohalco Hellenic Copper and Aluminum Industry SAa	1,380	8,496

		65,406
HONG KONG — 2.17%
AAC Technologies Holdings Inc.	4,500	21,947
AIA Group Ltd.	54,800	243,262
ASM Pacific Technology Ltd.	800	8,247
Bank of East Asia Ltd. (The)	5,000	20,552
BOC Hong Kong (Holdings) Ltd.[b]	17,000	58,488
Brightoil Petroleum (Holdings) Ltd.[a]	13,000	2,479
Cafe de Coral Holdings Ltd.	2,000	6,353
Cathay Pacific Airways Ltd.	5,000	8,788
Champion REIT	10,000	5,257
Cheung Kong (Holdings) Ltd.	6,000	90,302
Cheung Kong Infrastructure Holdings Ltd.	2,000	14,509
Chow Sang Sang Holdings International Ltd.	1,000	2,706
CLP Holdings Ltd.	9,000	79,324
Dah Sing Banking Group Ltd.	3,600	5,297
Dah Sing Financial Holdings Ltd.	800	4,201
Esprit Holdings Ltd.	7,350	10,304
First Pacific Co. Ltd.	8,000	11,071
Foxconn International Holdings Ltd.[a]	10,000	3,866
G-Resources Group Ltd.[a]	78,000	3,669
Galaxy Entertainment Group Ltd.[a]	10,000	44,777
Giordano International Ltd.	6,000	6,000
Great Eagle Holdings Ltd.	1,000	4,239
Hang Lung Properties Ltd.	13,000	50,589
Hang Seng Bank Ltd.	3,200	53,522
Henderson Land Development Co. Ltd.	5,000	36,209
HKR International Ltd.	6,400	3,200

Security	Shares	Value

HKT Trust and HKT Ltd.	8,000	$8,401
Hong Kong and China Gas Co. Ltd. (The)	23,000	69,202
Hong Kong Exchanges and Clearing Ltd.	5,300	89,192
Hopewell Holdings Ltd.	2,000	7,731
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	3,201
Hutchison Whampoa Ltd.	10,000	108,626
Hysan Development Co. Ltd.	2,000	9,909
Johnson Electric Holdings Ltd.	6,000	4,090
K. Wah International Holdings Ltd.[b]	5,000	2,732
Kerry Properties Ltd.	2,500	11,307
Kowloon Development Co. Ltd.	48,000	63,583
Li & Fung Ltd.	34,000	43,986
Link REIT (The)	9,500	53,801
Luk Fook Holdings International Ltd.	1,000	2,835
Melco International Development Ltd.	4,000	7,783
MGM China Holdings Ltd.	3,600	8,489
Midland Holdings Ltd.	6,000	2,768
MTR Corp. Ltd.	5,500	22,679
New World Development Co. Ltd.	18,000	31,405
NWS Holdings Ltd.	5,000	8,930
Orient Overseas International Ltd.	1,000	5,940
Pacific Basin Shipping Ltd.	8,000	4,567
PCCW Ltd.	15,000	7,635
Power Assets Holdings Ltd.	6,000	58,604
Prosperity REIT	99,000	35,209
Sa Sa International Holdings Ltd.	4,000	4,165
Sands China Ltd.	12,000	62,933
Shangri-La Asia Ltd.	6,000	11,597
Shun Tak Holdings Ltd.	8,000	4,206
Sino Land Co. Ltd.	16,000	26,307
SJM Holdings Ltd.	10,000	25,204
SmarTone Telecommunications Holding Ltd.	1,500	2,671
Stella International Holdings Ltd.	2,000	5,889
Sun Hung Kai Properties Ltd.	7,000	101,203
Sunlight REIT	117,000	51,259
Swire Pacific Ltd. Class A	2,500	31,779
Swire Properties Ltd.	4,800	17,133
Techtronic Industries Co. Ltd.	7,500	17,917
Television Broadcasts Ltd.	1,000	7,532
Texwinca Holdings Ltd.	4,000	4,670
Trinity Ltd.	4,000	1,577
VTech Holdings Ltd.[b]	800	10,205
Wharf (Holdings) Ltd. (The)	7,000	62,463
Wheelock and Co. Ltd.	5,000	27,833
Wing Hang Bank Ltd.	500	5,254
Wynn Macau Ltd.[a]	8,400	25,490
Xinyi Glass Holdings Co. Ltd.	6,000	4,105
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,379

		1,993,533
HUNGARY — 0.05%
Magyar Telekom Telecommunications PLC	1,947	3,593
MOL Hungarian Oil and Gas PLC	169	11,985
OTP Bank PLC	1,414	29,424

		45,002
INDIA — 0.18%
HDFC Bank Ltd. SP ADR	1,190	50,504
Housing Development Finance Corp. Ltd.	100	1,573
Infosys Ltd. SP ADR	975	40,697
Sterlite Industries (India) Ltd. SP ADR	7,336	53,039
Tata Motors Ltd. SP ADR	745	20,517

		166,330

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

INDONESIA — 0.75%
PT Adaro Energy Tbk	59,000	$7,464
PT AKR Corporindo Tbk	7,000	3,708
PT Alam Sutera Realty Tbk	50,000	5,400
PT Aneka Tambang (Persero) Tbk	21,000	2,981
PT Astra Agro Lestari Tbk	1,500	2,731
PT Astra International Tbk	103,000	77,866
PT Bank Central Asia Tbk	67,000	74,081
PT Bank Danamon Indonesia Tbk	12,500	8,293
PT Bank Mandiri (Persero) Tbk	62,500	67,498
PT Bank Negara Indonesia (Persero) Tbk	29,000	16,107
PT Bank Rakyat Indonesia (Persero) Tbk	69,000	66,711
PT Bank Tabungan Negara (Persero) Tbk	20,493	3,141
PT Bhakti Investama Tbk	86,500	4,359
PT Bukit Asam (Persero) Tbk	3,500	5,490
PT Bumi Resources Tbk	63,000	4,341
PT Charoen Pokphand Indonesia Tbk	48,500	25,192
PT Ciputra Development Tbk	50,000	7,097
PT Gajah Tunggal Tbk	10,500	3,132
PT Garuda Indonesia (Persero) Tbk[a]	38,500	2,495
PT Global Mediacom Tbk	29,500	6,599
PT Gudang Garam Tbk	2,000	10,162
PT Holcim Indonesia Tbk	8,000	3,003
PT Indo Tambangraya Megah Tbk	1,500	5,670
PT Indocement Tunggal Prakarsa Tbk	5,500	14,934
PT Indofood Sukses Makmur Tbk	17,500	13,230
PT Indosat Tbk	5,500	3,394
PT Japfa Comfeed Indonesia Tbk	27,500	5,459
PT Jasa Marga (Persero) Tbk	8,500	5,857
PT Kalbe Farma Tbk	89,000	12,724
PT Lippo Karawaci Tbk	70,500	9,789
PT Mitra Adiperkasa Tbk	3,500	2,970
PT Perusahaan Gas Negara (Persero) Tbk	63,500	40,820
PT Semen Gresik (Persero) Tbk	18,500	35,012
PT Sentul City Tbk[a]	123,500	3,620
PT Summarecon Agung Tbk	22,500	6,017
PT Surya Semesta Internusa Tbk	16,000	2,600
PT Telekomunikasi Indonesia (Persero) Tbk	58,000	69,797
PT Timah (Persero) Tbk	18,000	2,629
PT Tower Bersama Infrastructure Tbk[a]	5,000	2,906
PT Trada Maritime Tbk[a]	32,000	4,772
PT Unilever Indonesia Tbk	6,000	16,199
PT United Tractors Tbk	6,500	11,867
PT XL Axiata Tbk	23,000	12,065

		690,182
IRELAND — 0.29%
Bank of Ireland[a]	127,007	28,298
C&C Group PLC	1,397	8,693
CRH PLC	3,326	71,585
DCC PLC	314	11,504
Elan Corp. PLC[a]	3,415	39,418
Glanbia PLC	524	7,012
Grafton Group PLC Units	889	6,190
Kerry Group PLC Class A	1,064	62,999
Kingspan Group PLC	512	6,191
Paddy Power PLC	155	13,068

Security	Shares	Value

Smurfit Kappa Group PLC	603	$8,960

		263,918
ISRAEL — 0.40%
Bank Hapoalim BMa	6,544	30,405
Bank Leumi le-Israel BMa	8,837	31,368
Bezeq The Israel Telecommunication Corp. Ltd.	7,781	11,291
Cellcom Israel Ltd.	305	2,953
Delek Group Ltd. (The)	23	6,053
Elbit Systems Ltd.	135	5,632
Frutarom	387	5,722
Gazit Globe Ltd.	427	5,690
Israel Chemicals Ltd.	2,285	27,189
Israel Corp. Ltd. (The)	11	7,076
Israel Discount Bank Ltd. Class Aa	4,217	7,076
Mellanox Technologies Ltd.[a]	272	14,194
Mizrahi Tefahot Bank Ltd.[a]	655	6,697
NICE Systems Ltd.[a]	255	8,945
Oil Refineries Ltd.[a]	7,161	3,759
Osem Investment Ltd.	267	5,403
Partner Communications Co. Ltd.	507	3,497
Paz Oil Co. Ltd.[a]	33	5,157
Strauss Group Ltd.	303	4,460
Teva Pharmaceutical Industries Ltd.	4,364	170,858

		363,425
ITALY — 1.53%
A2A SpA	6,155	4,844
Ansaldo STS SpA	467	4,824
Assicurazioni Generali SpA	5,605	102,938
Atlantia SpA	2,320	41,506
Autogrill SpA	460	5,958
Azimut Holding SpA	441	8,210
Banca Carige SpA	4,205	3,060
Banca Generali SpA	251	5,179
Banca Monte dei Paschi di Siena SpA[a,b]	24,545	6,922
Banca Piccolo Credito Valtellinese Scrl	2,184	2,735
Banca Popolare dell’Emilia Romagna Scrl	1,289	10,927
Banca Popolare di Milano Scrl[a]	11,674	7,803
Banca Popolare di Sondrio Scrl	1,255	7,284
Banco Popolare Scrl[a]	6,596	9,522
Beni Stabili SpA	5,213	3,677
Buzzi Unicem SpA	362	5,541
CIR SpA	2,609	3,017
Credito Emiliano SpA	535	3,061
Danieli & C. Officine Meccaniche SpA	76	1,940
Danieli & C. Officine Meccaniche SpA RNC	135	2,262
Davide Campari-Milano SpA	1,106	8,997
De’Longhi SpA	156	2,367
DiaSorin SpA	105	3,943
Enel Green Power SpA	6,584	14,053
Enel SpA	30,748	119,020
Eni SpA	11,556	276,675
ERG SpA	417	3,997
Exor SpA	238	7,217
Fiat Industrial SpA	4,990	56,380
Fiat SpA[a]	4,997	29,923
Finmeccanica SpA[a]	1,507	7,852
Fondiaria-Sai SpA[a]	2,177	4,449
Gemina SpA[a]	2,592	4,958
Hera SpA	1,779	3,624

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Interpump Group SpA	442	$3,893
Intesa Sanpaolo SpA	50,169	91,079
Intesa Sanpaolo SpA RNC	3,213	5,041
Italcementi SpA	580	3,602
Lottomatica Group SpA	174	4,441
Luxottica Group SpA	966	50,344
Mediaset SpA	2,974	7,693
Mediobanca SpA	1,941	12,350
Mediolanum SpA	886	5,975
Piaggio & C. SpA	1,072	2,756
Pirelli & C. SpA	829	8,618
Prysmian SpA	1,294	26,153
Recordati SpA	533	5,502
Saipem SpA	1,439	40,789
Salvatore Ferragamo Italia SpA	160	4,782
Saras SpA[a]	1,854	2,471
Snam SpA	8,233	40,530
Societa Cattolica di Assicurazioni Scrl[a]	248	4,875
Societa Iniziative Autostradali e Servizi SpA	326	2,953
Sorin SpA[a]	1,564	4,388
Telecom Italia SpA	60,414	51,175
Telecom Italia SpA RNC	20,709	14,416
Tenaris SA	2,442	54,217
Terna SpA	7,143	33,469
Tod’s SpA	47	6,829
UniCredit SpA[a]	19,494	101,776
Unione di Banche Italiane SpA	5,563	23,250
Unipol Gruppo Finanziario SpA[a]	891	3,054
Yoox SpA[a]	221	4,155

		1,405,241
JAPAN — 15.88%
77 Bank Ltd. (The)	3,000	17,832
ABC-MART Inc.	100	3,747
Accordia Golf Co. Ltd.	6	6,819
Adeka Corp.	600	5,396
Advance Residence Investment Corp.	4	9,572
Advantest Corp.	600	8,981
AEON Co. Ltd.	2,800	39,639
AEON Credit Service Co. Ltd.	200	5,997
AEON Delight Co. Ltd.	100	2,073
AEON Mall Co. Ltd.	200	6,437
Aica Kogyo Co. Ltd.	200	4,032
Aichi Bank Ltd. (The)	100	5,718
Air Water Inc.	1,000	16,169
Aisin Seiki Co. Ltd.	1,000	36,085
Ajinomoto Co. Inc.	3,000	41,176
Alfresa Holdings Corp.	200	11,888
All Nippon Airways Co. Ltd.[b]	5,000	10,882
Alps Electric Co. Ltd.	800	6,086
Amada Co. Ltd.	2,000	16,015
Amano Corp.	600	6,412
Anritsu Corp.	1,000	14,937
Aoyama Trading Co. Ltd.	200	5,981
Aozora Bank Ltd.	7,000	21,918
Arcs Co. Ltd.	200	3,967
Ariake Japan Co. Ltd.	200	4,599
Arnest One Corp.	200	4,581
Asahi Diamond Industrial Co. Ltd.	300	3,144
Asahi Glass Co. Ltd.	5,000	39,216
Asahi Group Holdings Ltd.	2,000	49,769
Asahi Holdings Inc.	1,600	32,391

Security	Shares	Value

Asahi Kasei Corp.	5,000	$33,569
Asatsu-DK Inc.	200	5,119
ASICS Corp.	900	16,233
Astellas Pharma Inc.	2,100	122,236
Autobacs Seven Co. Ltd.	300	5,057
Avex Group Holdings Inc.	200	5,714
Awa Bank Ltd. (The)	1,000	5,913
Azbil Corp.	300	6,474
Bank of Kyoto Ltd. (The)	2,000	21,025
Bank of Nagoya Ltd. (The)	1,000	4,743
Bank of the Ryukyus Ltd.	2,700	39,886
Bank of Yokohama Ltd. (The)	6,000	36,464
Benesse Holdings Inc.	400	17,719
BIC Camera Inc.	7	3,072
Bridgestone Corp.	3,400	128,272
Brother Industries Ltd.	900	10,293
Calbee Inc.	100	9,896
Calsonic Kansei Corp.	1,000	4,753
Canon Electronics Inc.	200	4,071
Canon Inc.	5,300	190,160
Canon Marketing Japan Inc.	200	2,916
Capcom Co. Ltd.	200	3,295
Casio Computer Co. Ltd.[a]	900	7,456
Central Glass Co. Ltd.	1,000	3,531
Central Japan Railway Co.	600	72,375
Century Tokyo Leasing Corp.	200	5,901
Chiba Bank Ltd. (The)	3,000	23,283
Chiyoda Co. Ltd.	100	2,888
Chubu Electric Power Co. Inc.	3,800	49,192
Chugai Pharmaceutical Co. Ltd.	1,100	27,407
Chugoku Bank Ltd. (The)	1,000	17,411
Chugoku Electric Power Co. Inc. (The)	1,600	22,946
Citizen Holdings Co. Ltd.	1,200	7,083
Coca-Cola West Co. Ltd.	300	5,584
cocokara fine Inc.	100	3,778
Colowide Co. Ltd.	500	5,015
COMSYS Holdings Corp.	400	5,297
Cosmo Oil Co. Ltd.[a]	3,000	7,145
Credit Saison Co. Ltd.	600	17,536
CyberAgent Inc.	2	3,915
Dai Nippon Printing Co. Ltd.	3,000	29,350
Dai-ichi Life Insurance Co. Ltd. (The)	45	61,903
Daicel Corp.	1,000	8,059
Daido Steel Co. Ltd.	1,000	5,441
Daifuku Co. Ltd.	1,000	8,839
Daihatsu Motor Co. Ltd.	1,000	19,834
Daiichi Sankyo Co. Ltd.	3,900	76,270
Daiichikosho Co. Ltd.	200	5,952
Daikin Industries Ltd.	1,200	48,168
Daikyo Inc.	1,000	3,860
Dainippon Screen Manufacturing Co. Ltd.[a]	1,000	5,153
Dainippon Sumitomo Pharma Co. Ltd.	600	11,026
Daiseki Co. Ltd.	300	5,744
Daishi Bank Ltd. (The)	2,000	7,905
Daito Trust Construction Co. Ltd.	300	29,073
Daiwa House Industry Co. Ltd.	2,000	45,211
Daiwa Office Investment Corp.	1	4,758
Daiwa Securities Group Inc.	9,000	79,735
DCM Holdings Co. Ltd.	400	3,950
Dena Co. Ltd.	600	17,117
Denki Kagaku Kogyo K.K.	2,000	7,309
Denso Corp.	2,200	98,583
Dentsu Inc.	700	24,325

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

DIC Corp.	3,000	$6,714
DISCO Corp.	100	6,457
Don Quijote Co. Ltd.	200	10,902
Doutor Nichires Holdings Co. Ltd.	300	4,281
Dowa Holdings Co. Ltd.	1,000	7,166
Dr. Ci:Labo Co. Ltd.	1	3,040
Duskin Co. Ltd.	300	6,092
Dydo Drinco Inc.	100	4,476
Earth Chemical Co. Ltd.	200	7,073
East Japan Railway Co.	1,700	143,456
Ebara Corp.	2,000	8,377
Eisai Co. Ltd.	1,300	59,321
Electric Power Development Co. Ltd.	400	11,424
Exedy Corp.	200	5,010
FamilyMart Co. Ltd.	200	9,147
Fancl Corp.	500	5,461
FANUC Corp.	900	135,818
Fast Retailing Co. Ltd.	200	73,298
FCC Co. Ltd.	200	5,069
Frontier Real Estate Investment Corp.	1	10,225
Fuji Co. Ltd.	200	3,669
Fuji Electric Co. Ltd.	2,000	6,837
Fuji Heavy Industries Ltd.	4,000	75,557
Fuji Machine Manufacturing Co. Ltd.	600	5,217
Fuji Oil Co. Ltd.	300	4,761
Fuji Seal International Inc.	200	5,632
Fuji Soft Inc.	100	2,671
FUJIFILM Holdings Corp.	3,100	63,585
Fujikura Ltd.	2,000	7,494
Fujitsu Ltd.	11,000	46,186
Fukuoka Financial Group Inc.	3,000	15,337
Furukawa Electric Co. Ltd.[a]	3,000	7,576
Futaba Corp.	300	4,179
Fuyo General Lease Co. Ltd.	100	4,548
Global One Real Estate Investment Corp. Ltd.	1	6,755
Glory Ltd.	200	5,500
GMO Internet Inc.	500	6,550
Gree Inc.[b]	400	5,129
GS Yuasa Corp.	1,000	4,240
Gunma Bank Ltd. (The)	3,000	19,064
Gunze Ltd.	2,000	5,215
H.I.S. Co. Ltd.	100	4,312
Hachijuni Bank Ltd. (The)	3,000	20,388
HAJIME CONSTRUCTION Co. Ltd.	100	6,519
Hakuhodo DY Holdings Inc.	100	8,244
Hamamatsu Photonics K.K.	300	12,334
Hankyu Hanshin Holdings Inc.	7,000	45,273
Hanwa Co. Ltd.	1,000	3,768
Haseko Corp.[a]	6,500	9,475
Heiwa Corp.	200	4,145
Heiwa Real Estate Co. Ltd.	400	10,143
Heiwa Real Estate REIT Inc.	8	6,587
Higo Bank Ltd. (The)	1,000	6,776
Hino Motors Ltd.	1,000	15,265
Hirose Electric Co. Ltd.	200	28,745
Hiroshima Bank Ltd. (The)	2,000	10,533
Hisamitsu Pharmaceutical Co. Inc.	500	29,412
Hitachi Capital Corp.	200	4,981
Hitachi Chemical Co. Ltd.	400	6,262
Hitachi Construction Machinery Co. Ltd.	400	9,494
Hitachi High-Technologies Corp.	300	7,475
Hitachi Ltd.	22,000	140,478
Hitachi Transport System Ltd.	200	3,178

Security	Shares	Value

Hitachi Zosen Corp.	4,000	$6,652
Hogy Medical Co. Ltd.	100	6,160
Hokkaido Electric Power Co. Inc.[a]	700	8,875
Hokkoku Bank Ltd. (The)	4,000	16,959
Hokuetsu Kishu Paper Co. Ltd.	500	2,223
Hokuriku Electric Power Co.	600	8,833
Hokuto Corp.	200	3,856
Honda Motor Co. Ltd.	7,500	298,352
HORIBA Ltd.	200	7,227
Hoshizaki Electric Co. Ltd.	100	3,331
House Foods Corp.	300	5,229
Hoya Corp.	3,000	59,994
Hulic Co. Ltd.	1,500	16,662
Hyakugo Bank Ltd. (The)	4,000	19,998
Hyakujushi Bank Ltd. (The)	1,000	3,952
IBIDEN Co. Ltd.	500	8,752
IBJ Leasing Co. Ltd.	100	3,511
Idemitsu Kosan Co. Ltd.	100	8,449
IHI Corp.	8,000	29,812
Inaba Denki Sangyo Co. Ltd.	200	5,897
INPEX Corp.	11	53,075
Internet Initiative Japan Inc.	100	4,024
Isetan Mitsukoshi Holdings Ltd.	2,100	33,437
Isuzu Motors Ltd.	6,000	39,975
IT Holdings Corp.	300	4,509
ITO EN Ltd.	300	7,222
ITOCHU Corp.	6,600	81,645
Itochu Techno-Solutions Corp.	100	4,753
Itoham Foods Inc.	1,000	4,599
Iwatani Corp.	1,000	4,445
Iyo Bank Ltd. (The)	1,000	10,471
Izumi Co. Ltd.	200	5,398
J. Front Retailing Co. Ltd.	2,000	16,795
Jaccs Co. Ltd.	1,000	6,878
JAFCO Co. Ltd.	200	9,670
Japan Airlines Co. Ltd.	200	10,143
Japan Airport Terminal Co. Ltd.	300	4,632
Japan Excellent Inc.	1	6,817
Japan Hotel REIT Investment Corp.	17	7,190
Japan Logistics Fund Inc.	1	10,820
Japan Petroleum Exploration Co. Ltd.	100	3,958
Japan Prime Realty Investment Corp.	3	11,026
Japan Real Estate Investment Corp.	2	26,815
Japan Rental Housing Investments Inc.	6	4,694
Japan Retail Fund Investment Corp.	10	23,714
Japan Securities Finance Co. Ltd.	1,600	15,736
Japan Steel Works Ltd. (The)	1,000	5,071
Japan Tobacco Inc.	5,100	192,932
JFE Holdings Inc.	3,200	69,250
JGC Corp.	1,000	29,617
Joyo Bank Ltd. (The)	4,000	24,556
JSR Corp.	700	16,118
JTEKT Corp.	800	8,139
Juroku Bank Ltd. (The)	2,000	8,500
JVC Kenwood Corp.	900	2,328
JX Holdings Inc.	11,100	60,166
K’s Holdings Corp.	200	7,042
Kadokawa Group Holdings Inc.	100	3,136
Kagome Co. Ltd.	300	5,411
Kagoshima Bank Ltd. (The)	1,000	7,320
Kajima Corp.	3,000	9,578
Kakaku.com Inc.	600	15,497
Kamigumi Co. Ltd.	1,000	9,363

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Kaneka Corp.	1,000	$6,016
Kanematsu Corp.[a]	4,000	5,544
Kansai Electric Power Co. Inc. (The)[a]	4,000	48,784
Kansai Paint Co. Ltd.	1,000	12,822
Kao Corp.	2,500	86,490
Kawasaki Heavy Industries Ltd.	8,000	25,459
Kawasaki Kisen Kaisha Ltd.	4,000	8,788
Kayaba Industry Co. Ltd.	1,000	5,451
KDDI Corp.	2,400	115,306
Keihin Corp.	200	3,269
Keikyu Corp.	2,000	22,133
Keio Corp.	3,000	25,808
Keisei Electric Railway Co. Ltd.	1,000	10,574
Keiyo Bank Ltd. (The)	1,000	6,149
Kenedix Realty Investment Corp.	1	4,697
Kewpie Corp.	400	6,040
Keyence Corp.	200	63,443
Kikkoman Corp.	1,000	18,982
Kintetsu Corp.	8,000	40,489
Kintetsu World Express Inc.	100	3,598
Kirin Holdings Co. Ltd.	4,000	70,095
Kisoji Co. Ltd.	300	5,969
Kissei Pharmaceutical Co. Ltd.	200	4,340
Kiyo Holdings Inc.	4,000	6,981
Kobayashi Pharmaceutical Co. Ltd.	100	5,461
Kobe Steel Ltd.[a]	11,000	14,341
Kokuyo Co. Ltd.	700	5,641
Komatsu Ltd.	4,400	120,107
Komeri Co. Ltd.	200	6,221
Konami Corp.	400	9,124
Konica Minolta Holdings Inc.	2,000	14,146
Kose Corp.	200	5,221
Kubota Corp.	5,000	71,707
Kuraray Co. Ltd.	1,800	27,330
Kureha Corp.	1,000	3,531
Kurita Water Industries Ltd.	400	8,209
Kyocera Corp.	700	71,214
KYORIN Holdings Inc.	200	5,346
Kyowa Exeo Corp.	400	4,718
Kyowa Hakko Kirin Co. Ltd.	1,000	12,268
Kyushu Electric Power Co. Inc.[a]	2,200	30,377
Lawson Inc.	300	23,653
Leopalace21 Corp.[a]	800	4,435
Lintec Corp.	200	3,640
Lion Corp.	1,000	5,841
LIXIL Group Corp.	1,300	29,214
M3 Inc.	2	4,523
Mabuchi Motor Co. Ltd.	100	5,410
Makino Milling Machine Co. Ltd.	1,000	5,934
Makita Corp.	600	36,526
Mandom Corp.	200	7,320
Marubeni Corp.	9,000	64,398
Maruha Nichiro Holdings Inc.	3,000	6,006
Marui Group Co. Ltd.	900	10,440
Maruichi Steel Tube Ltd.	200	5,043
Matsui Securities Co. Ltd.	500	6,288
Matsumotokiyoshi Co. Ltd.	100	2,860
Mazda Motor Corp.[a]	15,000	51,432
McDonald’s Holdings Co. (Japan) Ltd.	200	5,837
Medipal Holdings Corp.	600	9,418
Megachips Corp.	200	3,028
MEGMILK SNOW BRAND Co. Ltd.	300	4,610
Meidensha Corp.	1,000	2,987

Security	Shares	Value

Meiji Holdings Co. Ltd.	200	$9,024
Meitec Corp.	200	5,147
Message Co. Ltd.	1	2,957
MID REIT Inc.	20	53,342
Minebea Co. Ltd.	1,000	3,193
Miraca Holdings Inc.	200	9,978
MIRAIT Holdings Corp.	500	5,400
Misawa Homes Co. Ltd.	200	3,577
Misumi Group Inc.	300	9,150
Mitsubishi Chemical Holdings Corp.	7,000	34,062
Mitsubishi Corp.	6,400	114,847
Mitsubishi Electric Corp.	9,000	85,741
Mitsubishi Estate Co. Ltd.	5,000	162,458
Mitsubishi Gas Chemical Co. Inc.	3,000	22,913
Mitsubishi Heavy Industries Ltd.	17,000	117,103
Mitsubishi Logistics Corp.	1,000	17,873
Mitsubishi Materials Corp.	4,000	11,457
Mitsubishi Motors Corp.[a]	23,000	27,153
Mitsubishi Tanabe Pharma Corp.	800	12,163
Mitsubishi UFJ Financial Group Inc.	58,000	394,764
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,010	11,328
Mitsui & Co. Ltd.	7,900	108,512
Mitsui Chemicals Inc.	3,000	6,929
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	7,391
Mitsui Fudosan Co. Ltd.	4,000	135,920
Mitsui Mining & Smelting Co. Ltd.	2,000	4,496
Mitsui O.S.K. Lines Ltd.[a]	6,000	24,946
Mitsumi Electric Co. Ltd.[a]	1,900	10,864
Miura Co. Ltd.	200	4,708
Mizuho Financial Group Inc.	103,400	228,221
MonotaRO Co. Ltd.	200	5,086
Mori Hills REIT Investment Corp.	1	6,950
Mori Seiki Co. Ltd.	600	7,527
MORI TRUST Sogo REIT Inc.	1	9,722
Morinaga & Co. Ltd.	19,000	40,766
Morinaga Milk Industry Co. Ltd.	1,000	2,946
MOS Food Services Inc.	300	5,987
Moshi Moshi Hotline Inc.	200	2,961
MS&AD Insurance Group Holdings Inc.	3,300	88,386
Murata Manufacturing Co. Ltd.	1,000	81,409
Musashi Seimitsu Industry Co. Ltd.	200	4,823
Musashino Bank Ltd. (The)	200	8,500
Nabtesco Corp.	400	8,829
Nachi-Fujikoshi Corp.	1,000	4,455
Nagase & Co. Ltd.	500	6,396
Namco Bandai Holdings Inc.	1,000	18,222
Nanto Bank Ltd. (The)	1,000	4,414
NEC Corp.	13,000	33,765
NEC Networks & System Integration Corp.	200	4,386
Net One Systems Co. Ltd.	300	2,627
Nexon Co. Ltd.[a]	400	4,854
NGK Insulators Ltd.	1,000	12,073
NHK Spring Co. Ltd.	600	6,492
Nichi-Iko Pharmaceutical Co. Ltd.	200	4,839
Nichias Corp.	1,000	6,108
Nichii Gakkan Co.	400	4,069
Nichirei Corp.	1,000	5,882
Nidec Corp.	600	40,838
Nifco Inc.	200	4,560
Nihon Kohden Corp.	200	7,689
Nikon Corp.	1,500	32,615
Nintendo Co. Ltd.	500	55,436
Nippon Accommodations Fund Inc.	1	7,751

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Nippon Building Fund Inc.	4	$57,571
Nippon Electric Glass Co. Ltd.	3,000	15,276
Nippon Express Co. Ltd.	5,000	26,024
Nippon Flour Mills Co. Ltd.	2,000	9,301
Nippon Kayaku Co. Ltd.	1,000	14,413
Nippon Konpo Unyu Soko Co. Ltd.	300	4,632
Nippon Light Metal Holdings Co. Ltd.	4,100	4,840
Nippon Paint Co. Ltd.	1,000	11,857
Nippon Paper Industries Co. Ltd.[a,b]	400	5,962
Nippon Sheet Glass Co. Ltd.[a]	5,000	5,749
Nippon Shokubai Co. Ltd.	1,000	9,814
Nippon Soda Co. Ltd.	1,000	4,650
Nippon Steel & Sumitomo Metal Corp.	36,000	95,719
Nippon Suisan Kaisha Ltd.	2,300	4,463
Nippon Telegraph and Telephone Corp.	2,100	104,019
Nippon Yusen K.K.	9,000	23,468
Nipro Corp.	700	6,978
Nishi-Nippon City Bank Ltd. (The)	3,000	10,009
Nishimatsu Construction Co. Ltd.	2,000	3,819
Nishimatsuya Chain Co. Ltd.	600	5,944
Nissan Chemical Industries Ltd.	500	6,483
Nissan Motor Co. Ltd.	11,100	115,775
Nisshin OilliO Group Ltd. (The)	1,000	3,521
Nisshin Seifun Group Inc.	1,000	12,915
Nisshin Steel Holdings Co. Ltd.	400	3,355
Nissin Foods Holdings Co. Ltd.	200	8,972
Nissin Kogyo Co. Ltd.	300	6,631
Nitori Holdings Co. Ltd.	200	15,070
Nitto Boseki Co. Ltd.	1,000	3,521
Nitto Denko Corp.	800	52,561
Nitto Kogyo Corp.	200	2,975
NKSJ Holdings Inc.	2,100	53,206
NOF Corp.	1,000	5,379
NOK Corp.	400	5,761
Nomura Holdings Inc.	17,400	141,651
Nomura Real Estate Holdings Inc.	800	21,476
Nomura Real Estate Office Fund Inc.	1	6,385
Nomura Real Estate Residential Fund Inc.	1	6,190
Nomura Research Institute Ltd.	400	12,052
Noritz Corp.	200	4,240
North Pacific Bank Ltd.[a]	1,600	5,519
NSK Ltd.	2,000	16,179
NTN Corp.	4,000	10,184
NTT Data Corp.	5	15,809
NTT DOCOMO Inc.	67	110,738
NTT Urban Development Corp.	4	5,913
Obayashi Corp.	4,000	24,597
OBIC Co. Ltd.	30	7,912
Odakyu Electric Railway Co. Ltd.	4,000	48,168
Ogaki Kyoritsu Bank Ltd. (The)	2,000	7,433
Oiles Corp.	200	4,022
Oita Bank Ltd. (The)	1,000	3,901
Oji Holdings Corp.	3,000	10,687
Okasan Securities Group Inc.	1,000	12,545
Oki Electric Industry Co. Ltd.[a]	3,000	5,759
Okinawa Electric Power Co. Inc. (The)	100	3,696
Okuma Corp.	1,000	7,812
Okumura Corp.	1,000	4,045
Olympus Corp.[a]	1,100	27,610
Omron Corp.	1,100	34,724
Ono Pharmaceutical Co. Ltd.	500	32,954
Oracle Corp. Japan	100	4,286
Orient Corp.[a]	1,500	5,189

Security	Shares	Value

Oriental Land Co. Ltd.	200	$32,358
ORIX Corp.	5,000	76,789
ORIX JREIT Inc.	5	6,755
Osaka Gas Co. Ltd.	9,000	38,990
OSAKA Titanium technologies Co. Ltd.	100	1,989
OSG Corp.	300	4,561
Otsuka Holdings Co. Ltd.	1,700	61,257
Pacific Metals Co. Ltd.	1,000	5,020
Panasonic Corp.	10,900	79,336
Paramount Bed Holdings Co. Ltd.	100	3,798
PARK24 Co. Ltd.	400	8,069
Penta-Ocean Construction Co. Ltd.	1,500	3,850
Pigeon Corp.	100	8,593
Pioneer Corp.[a]	1,400	2,874
Point Inc.	100	4,866
Pola Orbis Holdings Inc.	100	3,542
Premier Investment Corp.	1	4,635
Press Kogyo Co. Ltd.	1,000	5,112
Rakuten Inc.	4,200	44,798
Rengo Co. Ltd.	1,000	4,835
Resona Holdings Inc.	8,600	45,909
Resorttrust Inc.	200	6,817
Ricoh Co. Ltd.	3,000	33,446
Ricoh Leasing Co. Ltd.	200	6,149
Rinnai Corp.	100	7,946
Rohm Co. Ltd.	400	14,105
Royal Holdings Co. Ltd.	500	8,161
Ryohin Keikaku Co. Ltd.	100	9,445
Ryosan Co. Ltd.	300	5,436
Saizeriya Co. Ltd.	300	4,250
San-in Godo Bank Ltd. (The)	1,000	8,521
Sangetsu Co. Ltd.	200	5,730
Sankyo Co. Ltd.	200	9,116
Sankyo Tateyama Inc.[a]	200	5,517
Sankyu Inc.	1,000	4,466
Sanrio Co. Ltd.	200	10,030
Santen Pharmaceutical Co. Ltd.	300	15,029
Sanwa Holdings Corp.	1,000	6,067
Sapporo Holdings Ltd.	2,000	9,096
Sawai Pharmaceutical Co. Ltd.	100	12,915
SBI Holdings Inc.	1,000	19,361
SCSK Corp.	200	4,462
Secom Co. Ltd.	1,100	61,431
Sega Sammy Holdings Inc.	1,100	28,920
Seiko Epson Corp.	700	8,027
Seino Holdings Co. Ltd.	1,000	8,736
Sekisui Chemical Co. Ltd.	2,000	25,172
Sekisui House Ltd.	3,000	44,995
Sekisui House SI Investment Corp.	1	5,107
Senshu Ikeda Holdings Inc.	900	4,758
Seven & I Holdings Co. Ltd.	3,400	130,541
Seven Bank Ltd.	1,700	6,038
Sharp Corp.[a,b]	4,000	13,879
Shiga Bank Ltd. (The)	1,000	7,042
Shikoku Electric Power Co. Inc.[a]	700	12,684
Shimachu Co. Ltd.	300	7,924
Shimadzu Corp.	1,000	7,309
Shimamura Co. Ltd.	100	12,637
Shimano Inc.	300	26,086
Shimizu Corp.	2,000	8,048
Shin-Etsu Chemical Co. Ltd.	1,900	127,954
Shinko Electric Industries Co. Ltd.	500	5,082
ShinMaywa Industries Ltd.	1,000	8,131

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Shinsei Bank Ltd.	8,000	$22,421
Shionogi & Co. Ltd.	2,000	49,235
Ship Healthcare Holdings Inc.	100	3,850
Shiseido Co. Ltd.	2,000	28,621
Shizuoka Bank Ltd. (The)	2,000	24,474
SHO-BOND Holdings Co. Ltd.	100	4,219
Showa Corp.	300	4,352
Showa Denko K.K.	5,000	8,059
Showa Shell Sekiyu K.K.	900	7,216
SKY Perfect JSAT Holdings Inc.	9	4,527
SMC Corp.	300	60,086
SoftBank Corp.	4,400	217,945
Sohgo Security Services Co. Ltd.	300	4,792
Sojitz Corp.	5,100	8,010
Sony Corp.	6,500	107,633
Sony Financial Holdings Inc.	600	8,469
Sotetsu Holdings Inc.	2,000	7,782
Square Enix Holdings Co. Ltd.	300	3,674
Stanley Electric Co. Ltd.	500	9,588
Start Today Co. Ltd.	200	3,026
Sugi Holdings Co. Ltd.	100	3,845
Sumco Corp.	500	5,251
Sumitomo Bakelite Co. Ltd.	1,000	4,055
Sumitomo Chemical Co. Ltd.	6,000	20,080
Sumitomo Corp.	5,200	64,913
Sumitomo Electric Industries Ltd.	5,500	73,062
Sumitomo Forestry Co. Ltd.	600	7,145
Sumitomo Heavy Industries Ltd.	2,000	8,870
Sumitomo Light Metal Industries Ltd.	5,000	5,184
Sumitomo Metal Mining Co. Ltd.	3,000	41,792
Sumitomo Mitsui Financial Group Inc.	6,000	283,646
Sumitomo Mitsui Trust Holdings Inc.	14,000	70,280
Sumitomo Osaka Cement Co. Ltd.	2,000	5,995
Sumitomo Real Estate Sales Co. Ltd.	50	3,475
Sumitomo Realty & Development Co. Ltd.	2,000	94,446
Sumitomo Rubber Industries Inc.	600	11,069
Sumitomo Warehouse Co. Ltd. (The)	1,000	7,166
Sundrug Co. Ltd.	100	4,394
Suruga Bank Ltd.	1,000	17,678
Suzuken Co. Ltd.	300	11,672
Suzuki Motor Corp.	1,800	46,160
Sysmex Corp.	300	19,341
T&D Holdings Inc.	3,500	40,673
Taiheiyo Cement Corp.	4,000	10,389
Taikisha Ltd.	200	4,527
Taisei Corp.	4,000	13,346
Taisho Pharmaceutical Holdings Co. Ltd.	200	14,824
Taiyo Holdings Co. Ltd.	200	6,314
Taiyo Nippon Sanso Corp.	1,000	6,632
Taiyo Yuden Co. Ltd.	500	7,232
Takasago Thermal Engineering Co. Ltd.	600	4,731
Takashimaya Co. Ltd.	1,000	11,806
Takata Corp.	200	3,837
Takeda Pharmaceutical Co. Ltd.	3,500	192,229
Tamron Co. Ltd.	100	2,191
TDK Corp.	500	18,273
Teijin Ltd.	4,000	9,609
Terumo Corp.	800	39,750
THK Co. Ltd.	500	10,507
Toagosei Co. Ltd.	1,000	4,312
Tobu Railway Co. Ltd.	4,000	23,242
Toda Corp.	1,000	2,946
Toho Bank Ltd. (The)	1,000	3,131

Security	Shares	Value

Toho Co. Ltd.	500	$11,128
Toho Gas Co. Ltd.	3,000	17,863
Toho Holdings Co. Ltd.	200	4,581
Toho Zinc Co. Ltd.	1,000	3,737
Tohoku Electric Power Co. Inc.[a]	2,400	25,673
Tokai Carbon Co. Ltd.	1,000	3,377
Tokai Rika Co. Ltd.	200	4,049
Tokai Tokyo Financial Holdings Inc.	1,000	9,075
Tokio Marine Holdings Inc.	3,400	107,853
Tokuyama Corp.	2,000	5,379
Tokyo Broadcasting System Holdings Inc.	300	4,746
Tokyo Dome Corp.	1,000	7,720
Tokyo Electric Power Co. Inc.[a]	7,600	33,549
Tokyo Electron Ltd.	900	46,104
Tokyo Gas Co. Ltd.	23,000	131,280
Tokyo Ohka Kogyo Co. Ltd.	200	4,332
Tokyo Seimitsu Co. Ltd.	300	6,594
Tokyo Tatemono Co. Ltd.	2,000	18,499
Tokyu Corp.	5,000	39,678
Tokyu Land Corp.	3,000	36,803
TOKYU REIT Inc.	1	6,365
TOMONY Holdings Inc.	1,000	4,106
Tomy Co. Ltd.	800	3,991
TonenGeneral Sekiyu K.K.	1,000	10,102
Top REIT Inc.	1	5,359
Toppan Forms Co. Ltd.	400	3,749
Toppan Printing Co. Ltd.	2,000	15,235
Toray Industries Inc.	8,000	56,175
Toshiba Corp.	20,000	110,256
Toshiba Machine Co. Ltd.	1,000	6,108
Toshiba Tec Corp.	1,000	5,903
Tosoh Corp.	2,000	6,591
TOTO Ltd.	1,000	10,369
Toyo Ink SC Holdings Co. Ltd.	1,000	4,661
Toyo Seikan Kaisha Ltd.	600	8,217
Toyo Tire & Rubber Co. Ltd.	1,000	5,379
Toyobo Co. Ltd.	4,000	6,981
Toyoda Gosei Co. Ltd.	200	5,186
Toyota Boshoku Corp.	300	4,309
Toyota Industries Corp.	800	32,687
Toyota Motor Corp.	13,000	752,695
Toyota Tsusho Corp.	1,400	38,963
Trend Micro Inc.	400	11,210
TS Tech Co. Ltd.	200	6,075
TSI Holdings Co. Ltd.	400	2,952
Tsubakimoto Chain Co.	1,000	5,349
Tsumura & Co.	500	16,297
TV Asahi Corp.	200	4,174
Ube Industries Ltd.	4,000	8,090
Unicharm Corp.	600	38,805
Unipres Corp.	100	2,227
United Arrows Ltd.	100	3,881
United Urban Investment Corp.	12	19,772
Universal Entertainment Corp.	100	2,510
UNY Co. Ltd.	800	5,691
Ushio Inc.	500	5,092
USS Co. Ltd.	80	10,258
Valor Co. Ltd.	200	3,782
Wacom Co. Ltd.	2	9,147
Watami Co. Ltd.	100	1,824
West Japan Railway Co.	1,100	53,188
Xebio Co. Ltd.	100	2,355
Yahoo! Japan Corp.	89	44,541

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Yakult Honsha Co. Ltd.	500	$21,789
Yamada Denki Co. Ltd.	490	23,617
Yamagata Bank Ltd. (The)	1,000	4,958
Yamaguchi Financial Group Inc.	1,000	10,851
Yamaha Corp.	600	6,437
Yamaha Motor Co. Ltd.	1,600	22,306
Yamanashi Chuo Bank Ltd. (The)	1,000	4,640
Yamato Holdings Co. Ltd.	1,700	32,757
Yamato Kogyo Co. Ltd.	200	6,601
Yaskawa Electric Corp.	1,000	12,206
Yokogawa Electric Corp.	800	8,131
Yokohama Rubber Co. Ltd. (The)	1,000	13,120
Yoshinoya Holdings Co. Ltd.	4	4,665
Zenrin Co. Ltd.	300	3,874
Zensho Holdings Co. Ltd.	300	3,979
Zeon Corp.	1,000	10,748

		14,593,260
MALAYSIA — 0.84%
Affin Holdings Bhd	1,800	2,094
AirAsia Bhd	5,100	4,911
Alliance Financial Group Bhd	3,900	5,717
AMMB Holdings Bhd	6,600	14,534
Axiata Group Bhd	16,600	36,937
Berjaya Corp. Bhd	126,000	21,535
Berjaya Sports Toto Bhd	2,657	3,668
British American Tobacco (Malaysia) Bhd	500	10,406
Bumi Armada Bhd[a]	5,200	6,819
Bursa Malaysia Bhd	2,300	5,405
CapitaMalls Malaysia Trust Bhd	4,500	2,781
Carlsberg Brewery Malaysia Bhd	700	3,437
CIMB Group Holdings Bhd	28,500	72,503
Dialog Group Bhd	5,600	4,362
DiGi.Com Bhd	18,400	28,061
DRB-Hicom Bhd	2,600	2,145
Felda Global Ventures Holdings Bhd	5,300	8,048
Gamuda Bhd	6,000	8,026
Genting Bhd	10,600	36,582
Genting Malaysia Bhd	10,900	13,471
Genting Plantations Bhd	1,200	3,376
HAP Seng Consolidated Bhd	3,800	2,123
Hong Leong Bank Bhd	2,200	10,456
Hong Leong Financial Group Bhd	1,000	5,095
IGB Corp. Bhd	4,000	3,103
IHH Healthcare Bhd[a]	9,000	11,093
IJM Corp. Bhd	4,200	7,523
IOI Corp. Bhd	12,900	21,327
KLCC Property Holdings Bhd	1,200	2,859
KPJ Healthcare Bhd	4,000	7,980
Kuala Lumpur Kepong Bhd	1,900	13,464
Lafarge Malayan Cement Bhd	1,600	5,217
Malayan Banking Bhd	21,200	67,032
Malaysia Airports Holdings Bhd	2,500	4,947
Malaysia Marine and Heavy Engineering Holdings Bhd	2,100	2,630
Malaysian Resources Corp. Bhd	56,700	26,277
Maxis Communications Bhd	8,400	18,664
Media Prima Bhd	33,700	26,473
MISC Bhd[a]	4,800	6,879
MMC Corp. Bhd	3,500	2,933
Multi-Purpose Holdings Bhd	2,900	3,355
Parkson Holdings Bhd	2,800	3,884
Pavilion Real Estate Investment Trust Bhd	4,500	2,366

Security	Shares	Value

Petronas Chemicals Group Bhd	10,900	$23,394
Petronas Dagangan Bhd	1,000	7,763
Petronas Gas Bhd	2,300	14,907
PPB Group Bhd	2,100	8,835
Public Bank Bhd Foreign	4,100	22,127
RHB Capital Bhd	2,600	7,247
Sapurakencana Petroleum Bhd[a]	9,000	9,407
Sime Darby Bhd	10,000	31,027
Sunway Real Estate Investment Trust Bhd	7,300	3,839
TAN Chong Motor Holdings Bhd	1,800	3,213
Telekom Malaysia Bhd	3,800	6,894
Tenaga Nasional Bhd	15,400	39,734
TIME dotCom Bhd	2,000	2,610
Top Glove Corp. Bhd	2,100	4,362
UEM Land Holdings Bhd[a]	6,500	5,362
UMW Holdings Bhd	1,700	7,990
WCT Bhd	5,370	4,236
YTL Corp. Bhd	17,900	9,649
YTL Power International Bhd	9,900	4,913

		768,007
MEXICO — 1.10%
Alfa SAB de CV Series A	15,500	35,956
Alsea SAB de CVa	2,000	6,107
America Movil SAB de CV Series L	180,200	193,740
Arca Continental SAB de CV	1,100	9,061
Bolsa Mexicana de Valores SAB de CV	1,400	3,810
Cemex SAB de CV CPO[a]	53,040	59,730
Coca-Cola FEMSA SAB de CV Series L	2,000	32,267
Compartamos SAB de CV	4,500	7,485
Corporacion Geo SAB de CV Series Ba	2,700	926
Desarrolladora Homex SAB de CVa	1,300	1,058
El Puerto de Liverpool SA de CV Series C1	600	7,579
Empresas ICA SAB de CVa	2,600	7,180
Fomento Economico Mexicano SAB de CV BD Units	8,800	99,962
Genomma Lab Internacional SAB de CV Series Ba	3,000	6,480
Gruma SAB de CV Series Ba	900	4,490
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,300	7,433
Grupo Aeroportuario del Sureste SAB de CV Series B	800	9,917
Grupo Bimbo SAB de CV Series A	8,600	27,951
Grupo Carso SAB de CV Series A1	2,900	16,534
Grupo Financiero Banorte SAB de CV Series O	8,800	66,279
Grupo Financiero Inbursa SAB de CV Series O	9,700	28,390
Grupo Financiero Santander Mexico SAB de CV Series B	7,000	22,612
Grupo Herdez SAB de CV	1,300	4,729
Grupo Mexico SAB de CV Series B	18,600	66,495
Grupo Modelo SAB de CV Series C	3,100	28,173
Grupo Simec SAB de CV Series Ba	600	2,766
Grupo Televisa SAB de CV CPO	12,500	63,391
Industrias CH SAB de CV Series Ba	700	5,634
Industrias Penoles SAB de CV	1,170	48,793
Kimberly-Clark de Mexico SAB de CV Series A	7,500	25,986
Mexichem SAB de CV	4,800	24,437
Minera Frisco SAB de CV Series A1[a]	2,200	9,392
TV Azteca SAB de CV CPO	5,600	4,141
Urbi Desarrollos Urbanos SAB de CVa	3,700	545
Wal-Mart de Mexico SAB de CV Series V	23,800	75,649

		1,015,078
NETHERLANDS — 1.59%
Aalberts Industries NV	364	8,165

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

AEGON NV	8,729	$57,668
Akzo Nobel NV	1,109	66,935
Arcadis NV	251	6,951
ASM International NV	417	13,928
ASML Holding NV	1,470	109,403
BinckBank NV	467	3,583
Brunel International NV	67	2,841
Corio NV	227	10,530
CSM NV CVA	285	6,384
D.E Master Blenders 1753 NVa	3,662	58,129
Delta Lloyd NV	1,131	21,696
Eurocommercial Properties NV	159	6,503
Fugro NV CVA	393	22,759
Heineken Holding NV	494	29,738
Heineken NV	1,022	72,248
ING Groep NV CVA[a]	17,745	145,798
Koninklijke Ahold NV	4,567	72,133
Koninklijke BAM Groep NV	1,161	5,143
Koninklijke DSM NV	672	43,350
Koninklijke KPN NVb	5,524	11,529
Koninklijke Philips Electronics NV	4,435	122,614
Koninklijke Ten Cate NV	181	4,399
Nieuwe Steen Investments NV	411	3,071
Nutreco NV	137	13,017
PostNL NVa,b	1,651	3,761
Randstad Holding NV	699	29,135
Reed Elsevier NV	3,563	57,873
Royal Boskalis Westminster NV CVA	261	10,882
Royal Imtech NVa,b	267	2,971
Royal Vopak NV	374	20,739
SBM Offshore NVa	1,104	17,786
TKH Group NV	230	6,247
TNT Express NV	1,843	14,176
TomTom NVa	439	1,980
Unilever NV CVA	7,161	305,135
Unit4 NV	166	5,666
USG People NV	470	3,679
VastNed Retail NV	102	4,558
Wereldhave NV	98	7,117
Wolters Kluwer NV	1,123	24,873
Ziggo NV	669	24,004

		1,459,097
NEW ZEALAND — 0.13%
Air New Zealand Ltd.	1,925	2,477
Auckland International Airport Ltd.	3,692	9,818
Chorus Ltd.	1,365	3,220
Contact Energy Ltd.[a]	1,501	6,799
Fisher & Paykel Healthcare Corp. Ltd.	2,166	4,924
Fletcher Building Ltd.	3,179	24,108
Freightways Ltd.	911	3,517
Goodman Property Trust	2,373	2,300
Infratil Ltd.	2,229	4,407
Kiwi Income Property Trust	2,144	2,161
Mainfreight Ltd.	320	2,893
Nuplex Industries Ltd.	1,104	3,154
Precinct Properties New Zealand Ltd.	2,469	2,277
Ryman Healthcare Ltd.	1,272	6,656
Sky Network Television Ltd.	910	4,465
SKYCITY Entertainment Group Ltd.	1,962	7,507
Telecom Corp. of New Zealand Ltd.	9,224	20,613

Security	Shares	Value

Trade Me Ltd.	2,652	$11,239

		122,535
NORWAY — 0.71%
Aker ASA Class A	104	3,216
Aker Solutions ASA	1,029	14,388
Algeta ASA[a]	174	5,909
Atea ASA	440	4,719
Austevoll Seafood ASA	644	4,262
Cermaq ASA	304	4,541
Det norske oljeselskap ASA[a]	207	2,939
DNB ASA	5,534	90,598
DNO International ASA[a]	2,309	4,039
Fred Olsen Energy ASA	127	5,537
Gjensidige Forsikring ASA	609	9,827
Kvaerner ASA	1,223	2,063
Leroey Seafood Group ASA	135	4,221
Marine Harvest ASA[a]	10,493	10,936
Norsk Hydro ASA	3,175	14,890
Norwegian Air Shuttle ASa	164	7,891
Norwegian Property ASA	3,512	4,935
Opera Software ASA	494	3,364
Orkla ASA	2,621	23,628
Petroleum Geo-Services ASA	1,476	21,639
Polarcus Ltd.[a]	2,536	2,295
Prosafe SE	976	9,384
Renewable Energy Corp. ASA[a,b]	9,869	2,736
Schibsted ASA	279	12,140
Seadrill Ltd.	1,667	63,905
SpareBank 1 SMN	805	6,852
Statoil ASA	4,872	119,070
Stolt-Nielsen Ltd.	193	3,989
Storebrand ASA[a]	1,331	6,057
Subsea 7 SA	1,521	32,813
Telenor ASA	3,165	71,249
TGS-NOPEC Geophysical Co. ASA	675	24,212
Tomra Systems ASA	750	7,035
Yara International ASA	1,001	46,946

		652,225
PERU — 0.13%
Compania de Minas Buenaventura SA SP ADR	754	15,095
Credicorp Ltd.	452	68,067
Southern Copper Corp.	1,148	38,263

		121,425
PHILIPPINES — 0.27%
Aboitiz Equity Ventures Inc.	7,200	9,971
Aboitiz Power Corp.	7,500	6,797
Alliance Global Group Inc.	14,800	8,522
Ayala Corp.	700	10,901
Ayala Land Inc.	32,900	25,938
Bank of the Philippine Islands	2,920	7,293
BDO Unibank Inc.[a]	10,800	24,061
Belle Corp.[a]	20,700	3,259
DMCI Holdings Inc.	3,000	4,158
Energy Development Corp.	31,500	4,982
First Gen Corp.[a]	5,900	3,232
First Philippine Holdings Corp.	1,770	4,601
Globe Telecom Inc.	125	4,343

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

International Container Terminal Services Inc.	3,000	$6,705
Jollibee Foods Corp.	1,620	5,057
Manila Water Co. Inc.	4,700	4,562
Megaworld Corp.	46,000	4,638
Metropolitan Bank & Trust Co.	930	2,813
Philippine Long Distance Telephone Co.	155	11,471
Philippine National Bank[a]	1,420	3,967
Puregold Price Club Inc.	3,700	3,587
Robinsons Land Corp.	6,300	3,934
San Miguel Corp.	1,830	5,380
Security Bank Corp.	500	2,395
SM Investments Corp.	1,840	51,186
SM Prime Holdings Inc.	25,700	12,488
Universal Robina Corp.	3,300	9,533

		245,774
POLAND — 0.30%
Asseco Poland SA	284	3,853
Bank Handlowy w Warszawie SA	126	3,749
Bank Millennium SAa	1,845	2,821
Bank Pekao SA	651	31,215
BRE Bank SAa	55	6,016
Cyfrowy Polsat SAa	857	4,535
ENEA SA	489	2,012
Eurocash SA	265	4,772
Getin Noble Bank SAa	5,498	2,732
Globe Trade Centre SAa	1,058	2,622
Grupa Lotos SAa	284	3,413
Jastrzebska Spolka Weglowa SA	129	3,409
Kernel Holding SAa	203	3,682
KGHM Polska Miedz SA	696	32,602
Lubelski Wegiel Bogdanka SA	142	5,258
Netia SAa	1,420	1,888
Polska Grupa Energetyczna SA	2,796	14,522
Polski Koncern Naftowy Orlen SAa	2,071	32,118
Polskie Gornictwo Naftowe i Gazownictwo SAa	7,010	11,848
Powszechna Kasa Oszczednosci Bank Polski SA	4,207	43,807
Powszechny Zaklad Ubezpieczen SA	254	35,010
Synthos SA	1,934	2,883
Tauron Polska Energia SA	4,007	5,339
Telekomunikacja Polska SA	2,684	5,980
TVN SA	918	2,528
Zaklady Azotowe w Tarnowie-Moscicach SA	128	2,466

		271,080
PORTUGAL — 0.13%
Banco BPI SAa	1,804	2,592
Banco Comercial Portugues SA Registered[a]	42,920	5,942
Banco Espirito Santo SA Registered[a]	7,587	8,692
Energias de Portugal SA	6,976	24,005
Galp Energia SGPS SA Class B	2,378	38,155
Jeronimo Martins SGPS SA	815	19,432
Portucel SA	747	2,715
Portugal Telecom SGPS SA Registered	2,237	11,682
Sonae SGPS SA	3,511	3,416
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	926	4,163

		120,794
RUSSIA — 0.09%
Gazprom OAO SP ADR	3,075	24,446

Security	Shares	Value

LUKOIL OAO SP ADR	264	$16,804
MegaFon OAO SP GDR[a]	35	1,080
Mobile TeleSystems OJSC SP ADR	119	2,463
Sberbank of Russia SP ADR	3,170	40,766

		85,559
SINGAPORE — 1.40%
AIMS AMP Capital Industrial REIT	16,000	23,643
ARA Asset Management Ltd.	3,300	5,077
Ascendas India Trust	33,000	21,970
Ascendas REIT	6,000	13,397
Ascott Residence Trust	4,000	4,563
Biosensors International Group Ltd.[a]	4,000	3,897
Cache Logistics Trust	7,000	8,042
Cambridge Industrial Trust	45,000	31,239
CapitaCommercial Trust	7,000	9,719
CapitaLand Ltd.	12,000	36,439
CapitaMall Trust Management Ltd.	8,000	15,069
CapitaMalls Asia Ltd.	5,000	8,525
CapitaRetail China Trust	4,000	5,472
CDL Hospitality Trusts	3,000	4,871
City Developments Ltd.	2,000	18,284
ComfortDelGro Corp. Ltd.	7,000	11,282
COSCO Corp. (Singapore) Ltd.	5,000	3,552
DBS Group Holdings Ltd.	8,000	108,862
Ezion Holdings Ltd.	3,000	4,969
Ezra Holdings Ltd.[a]	4,000	3,102
First REIT	24,000	27,962
First Resources Ltd.	2,000	2,809
Frasers Centrepoint Trust	3,000	5,480
Frasers Commercial Trust	6,000	7,600
Genting Singapore PLC	30,000	37,389
Global Logistic Properties Ltd.	10,000	22,409
Golden Agri-Resources Ltd.	45,000	19,364
Hutchison Port Holdings Trust	28,000	23,240
Hyflux Ltd.	3,000	3,337
Indofood Agri Resources Ltd.	3,000	2,594
K-Green Trust	41,000	34,620
Keppel Corp. Ltd.	6,000	52,174
Keppel Land Ltd.	3,000	9,889
Keppel REIT Management Ltd.	3,200	3,923
LionGold Corp. Ltd.[a]	3,000	2,789
Lippo Malls Indonesia Retail Trust	11,000	4,689
M1 Ltd.[b]	2,000	5,489
Mapletree Commercial Trust	4,000	4,758
Mapletree Industrial Trust	4,000	5,099
Mapletree Logistics Trust	4,000	4,254
Midas Holdings Ltd.	10,000	4,019
Neptune Orient Lines Ltd.[a]	4,000	3,556
Noble Group Ltd.	14,000	12,788
Olam International Ltd.[b]	6,000	8,160
Oversea-Chinese Banking Corp. Ltd.	11,000	96,902
Overseas Union Enterprise Ltd.	1,000	2,525
Parkway Life REIT	3,000	6,503
Perennial China Retail Trust	13,000	6,755
Raffles Medical Group Ltd.	2,000	5,554
Sabana Shari’ah Compliant Industrial REIT[b]	77,065	85,409
SATS Ltd.[b]	3,000	7,673
SembCorp Industries Ltd.	4,000	16,206
SembCorp Marine Ltd.	3,000	10,498
Singapore Airlines Ltd.	3,000	27,037
Singapore Exchange Ltd.	4,000	24,293

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Singapore Post Ltd.	7,000	$7,332
Singapore Technologies Engineering Ltd.	6,000	21,435
Singapore Telecommunications Ltd.	34,000	108,489
Singapore Telecommunications Ltd. New	2,000	6,365
SMRT Corp. Ltd.[b]	4,000	4,807
Starhill Global REIT	8,000	6,268
StarHub Ltd.	2,000	7,681
STX OSV Holdings Ltd.	2,000	1,673
Suntec REIT	7,000	11,054
Super Group Ltd.	1,000	3,191
Tiger Airways Holdings Ltd.[a]	8,400	4,501
United Engineers Ltd.	1,000	2,549
United Overseas Bank Ltd.	6,000	104,007
UOL Group Ltd.	2,000	11,578
Venture Corp. Ltd.	1,000	6,755
Wheelock Properties Ltd.	1,000	1,591
Wilmar International Ltd.	10,000	27,037
Wing Tai Holdings Ltd.	3,000	5,310
Yangzijiang Shipbuilding[b]	7,000	5,399
Yanlord Land Group Ltd.[a]	2,000	2,290

		1,289,032
SOUTH AFRICA — 1.57%
Absa Group Ltd.	1,092	17,955
Acucap Properties Ltd.	689	4,022
Adcock Ingram Holdings Ltd.	806	5,474
Aeci Ltd.	644	7,198
African Bank Investments Ltd.	2,709	8,592
African Rainbow Minerals Ltd.	389	7,660
Anglo American Platinum Ltd.[a]	264	10,004
AngloGold Ashanti Ltd.	1,947	36,285
ArcelorMittal South Africa Ltd.[a]	936	2,396
Aspen Pharmacare Holdings Ltd.	2,219	48,148
Assore Ltd.	111	3,608
Aveng Ltd.	1,669	5,481
AVI Ltd.	1,017	6,114
Barloworld Ltd.	815	8,529
Bidvest Group Ltd.	1,990	51,700
Brait SEa	1,670	6,816
Capital Property Fund	4,648	6,106
Clicks Group Ltd.	1,059	6,744
Coronation Fund Managers Ltd.	1,219	7,288
DataTec Ltd.	930	5,229
Discovery Holdings Ltd.	1,080	9,828
Emira Property Fund	2,374	4,083
Exxaro Resources Ltd.	475	7,442
FirstRand Ltd.	15,056	52,263
Foschini Group Ltd. (The)	746	9,551
Fountainhead Property Trust	5,793	6,114
Gold Fields Ltd.	3,701	26,316
Grindrod Ltd.	1,875	3,924
Growthpoint Properties Ltd.	5,496	18,044
Harmony Gold Mining Co. Ltd.	1,440	6,926
Hyprop Investments Ltd. Units	349	3,077
Illovo Sugar Ltd.	1,128	4,356
Impala Platinum Holdings Ltd.	2,693	36,715
Imperial Holdings Ltd.	1,113	24,621
Investec Ltd.	996	7,138
JD Group Ltd.	603	2,219
JSE Ltd.	576	4,918
Kumba Iron Ore Ltd.	313	16,492
Lewis Group Ltd.	468	3,074

Security	Shares	Value

Liberty Holdings Ltd.	409	$5,441
Life Healthcare Group Holdings Ltd.	3,422	14,442
Massmart Holdings Ltd.	418	8,656
MMI Holdings Ltd.	3,520	8,974
Mondi Ltd.	532	7,104
Mr. Price Group Ltd.	1,516	21,769
MTN Group Ltd.	7,791	140,322
Murray & Roberts Holdings Ltd.[a]	1,967	4,811
Nampak Ltd.	2,358	8,658
Naspers Ltd. Class N	1,840	123,009
Nedbank Group Ltd.	768	16,300
Netcare Ltd.	3,513	7,978
Northam Platinum Ltd.[a]	1,000	3,706
Omnia Holdings Ltd.	226	3,968
Pick n Pay Holdings Ltd.	1,508	2,980
Pick n Pay Stores Ltd.	1,002	4,741
PPC Ltd.	2,014	7,357
Redefine Properties Ltd.	8,918	10,723
Remgro Ltd.	2,661	53,612
Resilient Property Income Fund Ltd.	904	5,968
Reunert Ltd.	710	6,165
RMB Holdings Ltd.	4,947	21,936
RMI Holdings Ltd.	2,350	6,135
Sanlam Ltd.	9,191	47,058
Santam Ltd.	137	2,687
Sappi Ltd.[a]	2,228	6,697
Sasol Ltd.	2,556	110,359
Shoprite Holdings Ltd.	2,110	39,955
Sibanye Gold Ltd.[a]	3,701	3,502
SPAR Group Ltd. (The)	656	8,654
Standard Bank Group Ltd.	5,791	72,271
Steinhoff International Holdings Ltd.[a]	4,140	11,039
Sun International Ltd.	527	6,400
Super Group Ltd.[a]	1,787	4,797
Telkom South Africa Ltd.[a]	1,393	1,985
Tiger Brands Ltd.	1,083	33,652
Tongaat Hulett Ltd.	408	5,928
Truworths International Ltd.	2,647	26,283
Vodacom Group Ltd.	1,838	21,528
Wilson Bayly Holmes-Ovcon Ltd.	250	4,300
Woolworths Holdings Ltd.	4,891	38,083

		1,442,383
SOUTH KOREA — 3.16%
3S Korea Co. Ltd.[a]	277	1,821
Able C&C Co. Ltd.	38	2,074
AmorePacific Corp.	13	10,624
AmorePacific Group	12	4,555
Asiana Airlines Inc.[a]	10,120	48,059
Binggrae Co. Ltd.	31	3,856
BS Financial Group Inc.	630	8,295
Capro Corp.	770	7,132
Celltrion Inc.	232	6,657
Chabio & Diostech Co. Ltd.[a]	321	3,731
Cheil Industries Inc.	171	14,735
Cheil Worldwide Inc.[a]	360	8,891
CJ CGV Co. Ltd.	140	7,157
CJ CheilJedang Corp.	31	9,176
CJ Corp.	61	8,004
CJ E&M Corp.[a]	105	3,547
CJ O Shopping Co. Ltd.	15	4,458
Com2uS Corp.[a]	31	1,441

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Cosmax Inc.	60	$3,018
Coway Co. Ltd.[a]	220	11,147
Daelim Industrial Co. Ltd.	101	7,062
Daesang Corp.	110	4,245
Daewoo Engineering & Construction Co. Ltd.[a]	480	3,295
Daewoo International Corp.	150	5,264
Daewoo Securities Co. Ltd.	680	6,730
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	370	8,886
Daishin Securities Co. Ltd.	560	4,749
Daou Technology Inc.	160	2,913
Daum Communications Corp.	54	4,413
Dong-A Pharmaceutical Co. Ltd.	15	1,703
Dong-A ST Co. Ltd.[a]	25	3,382
Dongbu Insurance Co. Ltd.	170	6,861
Dongkuk Steel Mill Co. Ltd.	270	2,819
Dongsuh Companies Inc.	248	6,170
Dongwon Industries Co. Ltd.	9	3,097
Doosan Corp.	33	3,686
Doosan Heavy Industries & Construction Co. Ltd.	192	7,139
Doosan Infracore Co. Ltd.[a]	410	4,858
E-Mart Co. Ltd.	120	23,427
Fila Korea Ltd.	310	20,070
Gamevil Inc.[a]	24	2,288
GemVax & Kael Co. Ltd.[a]	103	3,535
Grand Korea Leisure Co. Ltd.	130	4,037
Green Cross Corp.	30	4,113
Green Cross Holdings Corp.	1,390	21,583
GS Engineering & Construction Corp.	142	3,900
GS Holdings Corp.	201	9,929
Halla Climate Control Corp.	160	4,322
Hana Financial Group Inc.	205	6,539
Hana Tour Service Inc.	54	3,481
Handsome Co. Ltd.	100	2,992
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,053	7,620
Hanjin Shipping Co. Ltd.[a]	380	2,843
Hankook Tire Co. Ltd.[a]	280	12,178
Hanmi Pharm Co. Ltd.[a]	34	5,017
Hansol Paper Co.	2,400	32,035
Hanwha Chemical Corp.	350	5,196
Hanwha Corp.	200	5,666
Hanwha Life Insurance Co. Ltd.	810	4,928
Hotel Shilla Co. Ltd.	133	7,029
Huchems Fine Chemical Corp.	150	3,133
Hyosung Corp.	100	5,030
Hyundai Department Store Co. Ltd.	60	8,717
Hyundai Development Co.	240	4,925
Hyundai Engineering & Construction Co. Ltd.	400	20,993
Hyundai Glovis Co. Ltd.	51	8,567
Hyundai Greenfood Co. Ltd.	210	3,385
Hyundai Heavy Industries Co. Ltd.	254	46,358
Hyundai Home Shopping Network Corp.	18	2,484
Hyundai Hysco Co. Ltd.	140	3,915
Hyundai Marine & Fire Insurance Co. Ltd.	250	7,037
Hyundai Merchant Marine Co. Ltd.[a]	212	1,973
Hyundai Mipo Dockyard Co. Ltd.	47	4,609
Hyundai Mobis Co. Ltd.	312	70,825
Hyundai Motor Co.	729	132,058
Hyundai Securities Co. Ltd.	600	4,168
Hyundai Steel Co.	219	15,153
Hyundai Wia Corp.	57	7,350
iMarketKorea Inc.	80	1,918
Industrial Bank of Korea	680	7,780
Interflex Co. Ltd.[a]	34	1,432

Security	Shares	Value

Jeonbuk Bank	7,690	$42,245
Kangwon Land Inc.	380	10,748
KB Financial Group Inc.	1,522	49,752
KCC Corp.	18	5,345
KEPCO Plant Service & Engineering Co. Ltd.	57	2,945
Kia Motors Corp.	1,314	65,384
KIWOOM Securities Co. Ltd.	65	3,984
Kolon Industries Inc.	75	3,473
Korea Aerospace Industries Ltd.	140	3,559
Korea Electric Power Corp.[a]	1,200	34,487
Korea Gas Corp.	90	5,778
Korea Investment Holdings Co. Ltd.	170	7,147
Korea Zinc Co. Ltd.	32	9,167
Korean Air Lines Co. Ltd.[a]	160	5,128
Korean Reinsurance Co.	380	3,727
KT Corp.	140	4,583
KT Skylife Co. Ltd.[a]	100	3,864
KT&G Corp.	650	46,804
Kumho Petro Chemical Co. Ltd.	54	4,673
Kumho Tire Co. Inc.[a]	250	2,690
LG Chem Ltd.	226	53,355
LG Corp.	859	51,167
LG Display Co. Ltd.[a]	1,180	32,090
LG Electronics Inc.	579	46,318
LG Fashion Corp.	110	3,151
LG Hausys Ltd.	53	4,740
LG Household & Health Care Ltd.	62	34,848
LG Innotek Co. Ltd.[a]	55	4,445
LG International Corp.	130	4,191
LG Life Sciences Ltd.[a]	90	4,487
LG Uplus Corp.[a]	930	8,782
LIG Insurance Co. Ltd.	190	3,908
Lock & Lock Co. Ltd.	110	2,822
Lotte Chemical Corp.	95	14,018
Lotte Chilsung Beverage Co. Ltd.	3	4,683
Lotte Confectionery Co. Ltd.	3	5,230
Lotte Samkang Co. Ltd.	5	3,995
Lotte Shopping Co. Ltd.	60	22,392
LS Corp.	76	5,590
LS Industrial Systems Co. Ltd.	73	4,123
Mando Corp.	51	3,890
Medipost Co. Ltd.[a]	35	2,673
Medy-Tox Inc.	33	3,614
MegaStudy Co. Ltd.	248	16,889
Meritz Fire & Marine Insurance Co. Ltd.	270	2,930
Mirae Asset Securities Co. Ltd.	130	5,430
Namyang Dairy Products Co. Ltd.	4	4,231
NCsoft Corp.	58	8,742
Nexen Tire Corp.	150	1,961
NHN Corp.	192	51,604
NongShim Co. Ltd.	16	4,874
OCI Co. Ltd.	60	7,709
ORION Corp.	14	14,810
Paradise Co. Ltd.	147	3,050
Partron Co. Ltd.	288	6,093
Poongsan Corp.	100	2,420
POSCO	307	87,531
S-Oil Corp.	255	20,492
S1 Corp.	85	4,801
Samsung C&T Corp.	586	31,394
Samsung Card Co. Ltd.	180	6,905
Samsung Electro-Mechanics Co. Ltd.	229	20,482
Samsung Electronics Co. Ltd.	518	714,937

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Samsung Engineering Co. Ltd.	214	$17,197
Samsung Fine Chemicals Co. Ltd.	84	4,073
Samsung Fire & Marine Insurance Co. Ltd.	167	34,346
Samsung Heavy Industries Co. Ltd.	600	19,096
Samsung Life Insurance Co. Ltd.	301	29,655
Samsung SDI Co. Ltd.	191	22,286
Samsung Securities Co. Ltd.	250	11,486
Samsung Techwin Co. Ltd.	151	9,392
SeAH Besteel Corp.	90	2,464
Seegene Inc.[a]	43	2,565
Seoul Semiconductor Co. Ltd.	188	5,087
SFA Engineering Corp.	71	4,126
Shinsegae Co. Ltd.	30	6,442
SK Broadband Co. Ltd.[a]	993	4,716
SK C&C Co. Ltd.	90	7,551
SK Chemicals Co. Ltd.	68	2,887
SK Holdings Co. Ltd.	144	20,725
SK Hynix Inc.[a]	2,550	69,232
SK Innovation Co. Ltd.	324	44,130
SK Networks Co. Ltd.	570	3,778
SK Telecom Co. Ltd.	42	7,379
SKC Co. Ltd.	90	2,713
SM Entertainment Co.[a]	57	2,192
STX Offshore & Shipbuilding Co. Ltd.[a]	3,090	11,939
STX Pan Ocean Co. Ltd.[a]	770	2,363
Sung Kwang Bend Co. Ltd.	106	2,276
Sungwoo Hitech Co. Ltd.	209	2,904
Taekwang Industrial Co. Ltd.	3	2,751
TK Corp.[a]	99	1,978
TONGYANG Life Insurance Co.	280	2,509
TONGYANG Securities Inc.	7,670	27,475
ViroMed Co. Ltd.[a]	84	3,127
Woori Finance Holdings Co. Ltd.	2,050	22,151
Woori Investment & Securities Co. Ltd.	570	5,849
YG Entertainment Inc.[a]	24	1,565
Youngone Corp.	90	3,596
Youngone Holdings Co. Ltd.	43	3,069
Yuhan Corp.	38	7,246

		2,901,784
SPAIN — 1.90%
Abertis Infraestructuras SA	2,360	44,120
Acciona SA	89	5,838
Acerinox SA	459	4,949
Actividades de Construcciones y Servicios SA	508	13,077
Almirall SA	318	4,209
Amadeus IT Holding SA Class A	1,870	55,262
Banco Bilbao Vizcaya Argentaria SA	24,908	242,021
Banco Bilbao Vizcaya Argentaria SA New[a]	444	4,314
Banco de Sabadell SAa	14,357	29,888
Banco Popular Espanol SAa	27,056	21,081
Banco Santander SA	48,057	347,901
Bankinter SA	2,032	7,490
Bankinter SA	1,125	4,147
Bolsas y Mercados Espanoles	298	8,093
CaixaBank	5,304	19,657
Construcciones y Auxiliar de Ferrocarriles SA	9	3,560
Corporacion Financiera Alba SA	86	4,117
Distribuidora Internacional de Alimentacion SA	3,938	30,580
Ebro Foods SA	324	6,651
Enagas SA	963	25,684
Ferrovial SA	2,544	42,143

Security	Shares	Value

Fomento de Construcciones y Contratas SAb	241	$2,501
Gamesa Corporacion Tecnologica SA	1,658	6,494
Gas Natural SDG SA	1,665	34,903
Grifols SAa	786	31,575
Grupo Catalana Occidente SA	199	4,513
Iberdrola SA	21,603	116,489
Indra Sistemas SAb	455	6,125
Industria de Diseno Textil SA	1,014	136,426
International Consolidated Airlines Group SAa	5,507	23,233
Jazztel PLC[a]	1,584	11,924
Mapfre SA	2,719	9,984
Mediaset Espana Comunicacion SAa	728	5,721
Obrascon Huarte Lain SA	168	6,220
Prosegur Compania de Seguridad SA	771	4,310
Red Electrica Corporacion SA	653	34,772
Repsol SA	3,883	91,124
Tecnicas Reunidas SA	113	5,478
Telefonica SA	18,823	276,453
Viscofan SA	174	9,048
Zardoya Otis SA	543	7,596

		1,749,671
SWEDEN — 2.19%
AarhusKarlshamn AB	112	5,883
Active Biotech ABa	224	1,964
AF AB Class B	154	4,223
Alfa Laval AB	1,848	40,453
Alliance Oil Co. Ltd. SDR[a]	472	3,762
Assa Abloy AB Class B	1,681	67,025
Atlas Copco AB Class A	3,178	83,756
Atlas Copco AB Class B	1,556	36,946
Axfood AB	94	4,139
Axis Communications AB	221	6,074
Betsson AB	109	3,191
Billerud AB	568	5,616
Boliden AB	2,428	38,484
Castellum AB	537	8,047
Clas Ohlson AB Class B	200	2,696
Electrolux AB Class B	1,342	38,043
Elekta AB Class B	2,082	32,051
Fabege AB	485	5,245
Getinge AB Class B	1,154	34,781
Hakon Invest ABa	209	5,650
Hennes & Mauritz AB Class B	4,308	152,603
Hexagon AB Class B	1,349	38,575
Hexpol AB	97	5,462
Hoganas AB Class B	135	6,455
Holmen AB Class B	201	5,617
Hufvudstaden AB Class A	338	4,423
Husqvarna AB Class B	1,498	8,609
Industrivarden AB Class C	431	8,056
Indutrade AB	101	3,526
Intrum Justitia AB	365	7,528
Investment AB Kinnevik Class B	734	19,197
Investor AB Class B	2,140	63,144
JM AB	311	7,015
Kungsleden AB	695	4,874
Lindab International AB	384	3,008
Loomis AB Class B	299	5,832
Lundbergforetagen AB	141	5,502
Lundin Petroleum ABa	1,023	24,527
Meda AB Class A	835	9,984

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Mekonomen AB	100	$3,159
Millicom International Cellular SA SDR	324	26,528
Modern Times Group MTG AB Class B	182	7,794
NCC AB Class B	303	7,185
Nibe Industrier AB Class B	314	5,132
Nobia AB	656	3,750
Nordea Bank AB	11,947	143,313
Oriflame Cosmetics SA SDR[b]	180	6,526
Peab AB	796	4,461
Ratos AB Class B	775	7,441
Saab AB Class B	228	5,009
Sandvik AB	4,853	68,861
Scania AB Class B	1,501	31,976
Securitas AB Class B	1,206	11,831
Skandinaviska Enskilda Banken AB Class A	6,503	66,807
Skanska AB Class B	1,970	33,538
SKF AB Class B	2,546	59,312
SSAB AB Class A	668	4,876
Svenska Cellulosa AB Class B	2,664	69,263
Svenska Handelsbanken AB Class A	2,120	96,418
Swedbank AB Class A	3,689	90,898
Swedish Match AB	1,065	36,985
Swedish Orphan Biovitrum ABa	698	4,453
Tele2 AB Class B	1,523	26,140
Telefonaktiebolaget LM Ericsson Class B	14,605	182,530
TeliaSonera AB	9,366	64,517
Trelleborg AB Class B	1,619	24,036
Unibet Group PLC SDR	128	4,449
Volvo AB Class B	7,004	97,056
Wallenstam AB Class B	322	4,576
Wihlborgs Fastigheter AB	322	5,323

		2,016,109
SWITZERLAND — 5.87%
ABB Ltd. Registered	9,752	220,980
Acino Holding AG Registered[a]	53	5,477
Actelion Ltd. Registered	722	44,185
Adecco SA Registered	917	49,090
Allreal Holding AG Registered	62	9,084
AMS AG	47	4,387
Aryzta AG	314	19,504
Baloise Holding AG Registered	172	17,719
Banque Cantonale Vaudoise Registered	9	4,985
Barry Callebaut AG Registered	6	5,865
Basilea Pharmaceutica AG Registered[a]	91	5,035
BKW AG	78	2,687
Bucher Industries AG Registered	33	7,964
Burckhardt Compression Holding AG	19	7,772
Clariant AG Registered	918	13,440
Coca-Cola HBC AG SP ADR[a]	1,045	26,909
Compagnie Financiere Richemont SA Class A Bearer	2,363	191,034
Credit Suisse Group AG Registered	6,211	172,366
Dufry AG Registered[a]	83	11,070
EFG International AG	306	4,101
EMS-Chemie Holding AG Registered	26	7,522
Flughafen Zurich AG Registered	17	8,276
Forbo Holding AG Registered	8	5,167
Galenica Holding AG Registered	18	11,820
GAM Holding AG	757	13,364
Gategroup Holding AGa	216	4,185
Geberit AG Registered	257	62,829
Georg Fischer AG Registered	20	8,703

Security	Shares	Value

Givaudan SA Registered	44	$56,649
Helvetia Holding AG Registered	23	9,650
Holcim Ltd. Registered	1,048	81,735
Huber & Suhner AG Registered	123	6,011
Implenia AG Registered	141	7,749
Julius Baer Group Ltd.	1,510	60,208
Kaba Holding AG Class B Registered	19	7,445
Kudelski SA Bearer	339	4,270
Kuehne & Nagel International AG Registered	323	36,996
Kuoni Reisen Holding AG Class B Registered	18	5,493
Lindt & Spruengli AG Participation Certificates	11	42,629
Logitech International SA Registered[b]	735	4,684
Lonza Group AG Registered	205	14,289
Meyer Burger Technology AGa,b	378	2,311
Mobimo Holding AG Registered	149	33,523
Nestle SA Registered	14,766	1,055,452
Nobel Biocare Holding AG Registered	618	6,919
Novartis AG Registered	10,533	782,931
OC Oerlikon Corp. AG Registered	562	6,504
Panalpina Welttransport Holding AG Registered	65	6,332
Pargesa Holding SA Bearer	85	5,929
Partners Group Holding AG	141	36,201
PSP Swiss Property AG Registered	114	10,707
Rieter Holding AG Registered	25	4,177
Roche Holding AG Genusschein	3,229	807,815
Schindler Holding AG Participation Certificates	143	21,459
Schindler Holding AG Registered	140	20,511
Schweiter Technologies AG Bearer	39	24,644
Schweizerische National-Versicherungs-Gesellschaft AG Registered	361	17,235
SGS SA Registered	29	70,147
Sika AG Bearer	8	19,334
Sonova Holding AG Registered	313	34,098
St Galler Kantonalbank AG Registered	15	6,568
Straumann Holding AG Registered	44	5,774
Sulzer AG Registered	82	14,000
Swatch Group AG (The) Bearer	141	80,825
Swatch Group AG (The) Registered	163	16,389
Swiss Life Holding AG Registered	272	43,042
Swiss Prime Site AG Registered	165	13,543
Swiss Re AG	1,529	121,718
Swisscom AG Registered	128	60,324
Syngenta AG Registered	400	171,118
Tecan AG Registered	81	7,542
Temenos Group AG Registered[a]	319	7,555
Transocean Ltd.[a]	1,689	86,309
UBS AG Registered	17,043	304,552
Valiant Holding Registered	84	7,876
Valora Holding AG Registered	32	6,297
Vontobel Holding AG Registered	169	5,458
Zehnder Group AG Bearer	113	5,000
Zurich Insurance Group AG	640	178,851

		5,392,298
TAIWAN — 2.67%
Acer Inc.[a]	10,000	8,081
Advanced Semiconductor Engineering Inc.	38,000	32,770
Advantech Co. Ltd.	1,000	4,778
ALI Corp.	8,000	8,552
AmTRAN Technology Co. Ltd.	5,000	4,092
Asia Cement Corp.	8,000	10,152
ASUSTeK Computer Inc.	4,000	46,557
AU Optronics Corp.[a]	30,000	13,774

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

BES Engineering Corp.	14,000	$3,971
Capital Securities Corp.	10,000	3,541
Career Technology (MFG.) Co. Ltd.	2,000	2,426
Catcher Technology Co. Ltd.	4,000	20,263
Cathay Financial Holding Co. Ltd.	36,000	48,428
Chailease Holding Co. Ltd.	5,000	15,045
Chang Hwa Commercial Bank Ltd.	18,000	10,277
Cheng Loong Corp.	14,000	6,262
Cheng Shin Rubber Industry Co. Ltd.	7,000	23,695
Cheng Uei Precision Industry Co. Ltd.	2,000	3,985
Chicony Electronics Co. Ltd.	2,000	5,869
Chin-Poon Industrial Co. Ltd.	3,000	3,909
China Airlines Ltd.[a]	13,000	4,956
China Bills Finance Corp.	11,000	4,361
China Development Financial Holding Corp.[a]	49,000	13,548
China Life Insurance Co. Ltd.[a]	7,000	7,104
China Manmade Fibers Corp.[a]	7,000	2,787
China Motor Co. Ltd.	3,000	2,923
China Petrochemical Development Corp.	7,050	3,810
China Steel Chemical Corp.	1,000	4,862
China Steel Corp.	100,000	88,100
China Synthetic Rubber Corp.	3,000	3,233
Chinatrust Financial Holding Co. Ltd.	106,608	64,661
Chipbond Technology Corp.	2,000	5,083
Chroma ATE Inc.	2,000	4,290
Chunghwa Telecom Co. Ltd.	18,000	57,211
Clevo Co.	3,241	6,216
CMC Magnetics Corp.[a]	22,000	3,951
Compal Electronics Inc.	17,000	11,002
Compeq Manufacturing Co. Ltd.	6,000	2,236
Coretronic Corp.	4,000	3,178
CTCI Corp.	2,000	3,998
Delta Electronics Inc.	11,000	52,741
Dynapack International Technology Corp.	1,000	3,473
E Ink Holdings Inc.	4,000	2,968
E.Sun Financial Holding Co. Ltd.	15,000	9,047
Eclat Textile Co. Ltd.	1,000	6,031
Elan Microelectronics Corp.	2,000	5,320
Epistar Corp.	3,000	5,286
Eternal Chemical Co. Ltd.	4,000	3,449
EVA Airways Corp.[a]	8,000	4,459
Evergreen Marine Corp. Ltd.[a]	8,000	4,676
Everlight Electronics Co. Ltd.	2,000	3,219
Far Eastern Department Stores Co. Ltd.	4,000	3,538
Far Eastern International Bank Ltd.	9,000	3,675
Far Eastern New Century Corp.	12,000	12,910
Far EasTone Telecommunications Co. Ltd.	6,000	14,618
Faraday Technology Corp.	7,000	7,780
Farglory Land Development Co. Ltd.	1,000	1,904
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,388
First Financial Holding Co. Ltd.	25,000	15,375
FLEXium Interconnect Inc.	1,000	3,307
Formosa Chemicals & Fibre Corp.	20,000	46,828
Formosa Petrochemical Corp.	5,000	13,605
Formosa Plastics Corp.	29,000	70,358
Formosa Taffeta Co. Ltd.	4,000	3,802
Foxconn Technology Co. Ltd.	3,000	7,919
Fubon Financial Holding Co. Ltd.	30,000	42,847
G Tech Optoelectronics Corp.	1,000	2,186
Giant Manufacturing Co. Ltd.	1,000	5,998
Gigabyte Technology Co. Ltd.	5,000	4,761
Gloria Material Technology Corp.	4,000	3,097
Goldsun Development & Construction Co. Ltd.	10,000	3,981

Security	Shares	Value

Grand Pacific Petrochemical Corp.	6,000	$3,060
Great Wall Enterprise Co. Ltd.	5,000	4,193
Hey Song Corp.	2,000	2,646
Highwealth Construction Corp.	1,600	3,573
Hiwin Technologies Corp.	1,000	7,048
Hon Hai Precision Industry Co. Ltd.	49,000	126,518
Hotai Motor Co. Ltd.	1,000	8,929
HTC Corp.	4,000	40,797
Hua Nan Financial Holdings Co. Ltd.	22,000	12,785
Huaku Development Co. Ltd.	1,000	2,873
Innolux Corp.[a]	30,000	18,755
Inventec Corp.	12,000	4,798
Kenda Rubber Industrial Co. Ltd.	2,000	3,985
Kerry TJ Logistics Co. Ltd.	2,000	2,677
King Yuan Electronics Co. Ltd.	7,000	4,981
King’s Town Bank[a]	5,000	4,574
Kinsus Interconnect Technology Corp.	1,000	3,490
LCY Chemical Corp.	2,000	2,369
Lite-On Technology Corp.	14,000	25,190
Macronix International Co. Ltd.	17,000	4,631
Makalot Industrial Co. Ltd.	1,000	4,236
MediaTek Inc.	6,000	73,191
Mega Financial Holding Co. Ltd.	44,000	33,918
Merida Industry Co. Ltd.	1,000	6,099
Microbio Co. Ltd.	3,000	3,436
MIN AIK Technology Co. Ltd.	1,000	2,829
MiTAC International Corp.	9,000	3,187
MStar Semiconductor Inc.	1,000	8,539
Nan Kang Rubber Tire Co. Ltd.	3,000	3,543
Nan Ya Plastics Corp.	28,000	55,787
Novatek Microelectronics Corp. Ltd.	4,000	19,517
Oriental Union Chemical Corp.	3,000	3,309
Pegatron Corp.[a]	6,000	9,820
Pou Chen Corp.	8,000	9,433
Powertech Technology Inc.	3,000	5,367
President Chain Store Corp.	4,000	24,668
President Securities Corp.[a]	7,000	4,210
Prince Housing & Development Corp.	4,000	2,860
Qisda Corp.[a]	14,000	3,420
Quanta Computer Inc.	23,000	47,540
Radiant Opto-Electronics Corp.	2,000	8,132
Radium Life Tech Co. Ltd.	4,000	3,334
Realtek Semiconductor Corp.	2,000	5,760
Richtek Technology Corp.	1,000	5,506
Ruentex Development Co. Ltd.	2,000	3,917
Ruentex Industries Ltd.	2,000	4,784
Sanyang Industry Co. Ltd.[a]	5,000	4,930
Shin Kong Financial Holding Co. Ltd.[a]	25,000	7,895
Shin Zu Shing Co. Ltd.	1,000	2,558
Shinkong Synthetic Fibers Corp.	9,000	2,824
Siliconware Precision Industries Co. Ltd.	23,000	27,277
Simplo Technology Co. Ltd.	1,000	4,252
SinoPac Financial Holdings Co. Ltd.	23,000	11,495
Solar Applied Materials Technology Corp.	3,000	3,360
Standard Foods Corp.	1,000	3,422
Synnex Technology International Corp.	5,000	8,454
Ta Chong Bank Ltd.[a]	8,000	2,792
Taichung Commercial Bank Co. Ltd.	11,000	3,988
Tainan Spinning Co. Ltd.	6,000	2,948
Taishin Financial Holdings Co. Ltd.	26,000	11,277
Taiwan Business Bank Ltd.[a]	14,000	4,303
Taiwan Cement Corp.	12,000	15,939
Taiwan Cooperative Financial Holding Co. Ltd.	20,000	11,487

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Taiwan Fertilizer Co. Ltd.	3,000	$7,177
Taiwan Glass Industry Corp.	4,000	4,066
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	5,557
Taiwan Mobile Co. Ltd.	8,000	29,141
Taiwan Secom Co. Ltd.	1,000	2,426
Taiwan Semiconductor Manufacturing Co. Ltd.	117,000	434,112
Tatung Co. Ltd.[a]	12,000	3,029
Teco Electric and Machinery Co. Ltd.	7,000	6,582
Tong Hsing Electronic Industries Ltd.	1,000	4,405
TPK Holding Co. Ltd.	1,000	20,297
Transcend Information Inc.	1,000	3,456
Tripod Technology Corp.	2,000	4,540
TSRC Corp.	2,000	3,951
TTY Biopharm Co. Ltd.	1,000	3,314
Tung Ho Steel Enterprise Corp.	4,000	3,903
TXC Corp.	2,000	3,117
U-Ming Marine Transport Corp.	2,000	3,117
Uni-President Enterprises Co.	29,000	57,092
Unimicron Technology Corp.	5,000	5,269
United Microelectronics Corp.	87,000	33,164
USI Corp.	4,000	2,806
Vanguard International Semiconductor Corp.	4,000	4,358
Walsin Lihwa Corp.[a]	14,000	4,341
Wan Hai Lines Ltd.[a]	6,000	3,355
Waterland Financial Holdings Co. Ltd.	12,000	4,229
Wei Chuan Foods Corp.	3,000	4,676
Win Semiconductors Corp.	3,000	3,563
Winbond Electronics Corp.[a]	23,000	6,391
Wintek Corp.[a]	8,000	4,107
Wistron Corp.	8,000	8,119
Wistron NeWeb Corp.	2,000	3,249
WPG Holdings Co. Ltd.	6,000	7,228
Yageo Corp.[a]	12,000	3,798
Yang Ming Marine Transport Corp.[a]	8,000	3,592
YFY Inc.	9,000	4,407
Yuanta Financial Holding Co. Ltd.	32,000	16,265
Yulon Motor Co. Ltd.	3,000	5,144
Yungtay Engineering Co. Ltd.	1,000	2,389
Zhen Ding Technology Holding Ltd.	1,000	2,443

		2,454,073

THAILAND — 0.67%
Advanced Information Service PCL NVDR	5,800	53,356
Bangchak Petroleum PCL NVDR	2,700	3,335
Bangkok Bank PCL NVDR	8,100	62,371
Bangkok Life Assurance PCL NVDR	1,800	4,646
Bank of Ayudhya PCL NVDR	21,000	23,433
Banpu PCL NVDR	450	5,228
BEC World PCL NVDR	6,100	13,925
BTS Group Holdings PCL NVDR	16,100	4,964
Bumrungrad Hospital PCL NVDR	1,500	4,204
Charoen Pokphand Foods PCL NVDR	20,600	22,285
CP All PCL NVDR	22,900	34,331
Delta Electronics (Thailand) PCL NVDR	3,800	4,920
Esso (Thailand) PCL NVDR	7,300	2,400
Glow Energy PCL NVDR	2,100	5,509
Hemaraj Land and Development PCL NVDR	27,500	4,029
Indorama Ventures PCL NVDR	5,700	4,564
IRPC PCL NVDR	43,300	6,049
Jasmine International PCL NVDR	15,100	4,244
Kasikornbank PCL NVDR	10,000	72,232
Kiatnakin Bank PCL NVDR	1,800	4,324

Security	Shares	Value

Krung Thai Bank PCL NVDR	24,000	$20,279
Pruksa Real Estate PCL NVDR	4,200	4,186
PTT Exploration & Production PCL NVDR	7,061	37,049
PTT Global Chemical PCL NVDR	10,500	26,116
PTT PCL NVDR	4,700	52,204
Siam Cement PCL NVDR	2,200	35,830
Siam Commercial Bank PCL NVDR	9,500	60,204
Thai Airways International PCL NVDR	4,200	4,221
Thai Oil PCL NVDR	7,600	17,090
Thai Tap Water Supply PCL NVDR	13,000	4,651
Thanachart Capital PCL NVDR	3,200	5,206
TISCO Financial Group PCL NVDR	2,000	3,748

		611,133

TURKEY — 0.50%
Akbank TAS	9,792	51,432
Anadolu Efes Biracilik ve Malt Sanayii AS	831	13,808
Arcelik AS	1,000	7,778
Aselsan Elektronik Sanayi ve TAS	671	3,985
Asya Katilim Bankasi ASa	3,712	4,491
BIM Birlesik Magazalar AS	628	32,215
Coca-Cola Icecek AS	269	7,500
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,986	5,111
Enka Insaat ve Sanayi AS	1,742	5,381
Eregli Demir ve Celik Fabrikalari TAS	5,202	5,946
Ford Otomotiv Sanayi AS	320	4,443
Haci Omer Sabanci Holding AS	6,181	38,428
Ihlas Holding ASa	4,310	1,971
KOC Holding AS	2,711	16,401
Koza Altin Isletmeleri AS	166	3,314
Koza Anadolu Metal Madencilik Isletmeleri ASa	843	2,096
TAV Havalimanlari Holding ASa	926	6,531
Turk Hava Yollari AOa	2,342	9,742
Turk Telekomunikasyon AS	2,231	10,574
Turkcell Iletisim Hizmetleri ASa	4,269	26,422
Turkiye Garanti Bankasi AS	11,033	60,903
Turkiye Halk Bankasi AS	3,293	35,896
Turkiye Is Bankasi AS Class C	11,022	42,528
Turkiye Petrol Rafinerileri AS	851	23,725
Turkiye Sinai Kalkinma Bankasi AS	3,227	4,642
Turkiye Sise ve Cam Fabrikalari AS	2,221	3,765
Turkiye Vakiflar Bankasi TAO Class D	3,325	11,865
Ulker Biskuvi Sanayi AS	590	5,050
Yapi ve Kredi Bankasi AS	3,766	11,675
Yazicilar Holding AS	342	4,081

		461,699

UNITED KINGDOM — 14.90%
3i Group PLC	5,777	29,545
Abcam PLC	980	6,696
Aberdeen Asset Management PLC	3,887	27,145
Admiral Group PLC	982	19,579
Afren PLC[a]	3,913	8,167
African Barrick Gold PLC	455	1,239
African Minerals Ltd.[a]	1,066	3,629
Aggreko PLC	1,699	47,122
Alent PLC[a]	2,458	12,977
AMEC PLC	1,512	23,839
Amerisur Resources PLC[a]	4,302	3,515
Amlin PLC	1,623	10,720
Anglo American PLC	6,719	163,659

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Anglo Pacific Group PLC	1,095	$3,694
Antofagasta PLC	2,234	31,206
ARM Holdings PLC	6,578	101,971
Ashmore Group PLC	1,204	7,481
Ashtead Group PLC	2,681	24,515
ASOS PLC[a]	393	19,573
Associated British Foods PLC	1,606	48,367
AstraZeneca PLC	5,587	290,651
Avanti Communications Group PLC[a]	664	3,080
AVEVA Group PLC	258	8,914
Aviva PLC	12,711	60,359
AZ Electronic Materials SA	1,310	5,805
Babcock International Group PLC	1,150	19,152
BAE Systems PLC	14,736	86,121
Balfour Beatty PLC	2,202	7,399
Barclays PLC	54,073	240,738
Barratt Developments PLC[a]	5,339	25,860
BBA Aviation PLC	2,248	8,778
Beazley PLC	2,612	9,127
Bellway PLC	479	10,027
Berendsen PLC	828	9,968
Berkeley Group Holdings PLC (The)[a]	436	14,149
Betfair Group PLC	387	5,210
BG Group PLC	15,853	267,585
BHP Billiton PLC	9,513	265,176
Big Yellow Group PLC	1,117	7,015
Bodycote PLC	917	7,386
Booker Group PLC	9,749	18,056
Bovis Homes Group PLC	719	8,594
Bowleven PLC[a]	2,130	2,611
BP PLC	86,845	630,413
Brewin Dolphin Holdings PLC	2,317	7,537
British American Tobacco PLC	8,976	498,179
British Land Co. PLC	3,845	35,577
British Sky Broadcasting Group PLC	6,085	79,933
Britvic PLC	1,111	7,608
BT Group PLC	35,154	151,119
BTG PLC[a]	1,378	7,414
Bunzl PLC	1,599	31,830
Burberry Group PLC	2,326	48,366
bwin.party digital entertainment PLC	2,641	5,492
Cable & Wireless Communications PLC	10,374	6,827
Cairn Energy PLC[a]	2,204	9,900
Cape PLC	726	3,370
Capita PLC	3,214	45,146
Capital & Counties Properties PLC	2,170	10,402
Capital Shopping Centres Group PLC	1,628	8,683
Carillion PLC	1,663	6,942
Carnival PLC	1,296	46,797
Carpetright PLC[a]	316	3,089
Catlin Group Ltd.	1,192	9,749
Centamin PLC[a]	3,955	2,544
Centrica PLC	21,616	124,816
Chemring Group PLC	897	3,785
Cineworld Group PLC	6,423	28,941
Close Brothers Group PLC	598	9,670
Cobham PLC	3,426	13,357
COLT Group SAa	1,566	2,803
Compass Group PLC	9,192	121,176
Computacenter PLC	543	3,784
Croda International PLC	635	24,490
CSR PLC	937	7,190
Daily Mail & General Trust PLC Class A NVS	1,050	11,243

Security	Shares	Value

Dairy Crest Group PLC	1,278	$9,144
Darty PLC	4,085	3,115
De La Rue PLC	422	6,118
Debenhams PLC	4,653	6,025
Derwent London PLC	280	10,062
Devro PLC	1,037	5,325
Diageo PLC	11,653	356,206
Dialight PLC	253	5,103
Dignity PLC	402	8,616
Diploma PLC	691	6,136
Dixons Retail PLC[a]	14,715	8,039
Domino’s Pizza Group PLC	571	5,785
Drax Group PLC	1,993	19,030
DS Smith PLC	5,556	20,174
Dunelm Group PLC	361	4,748
easyJet PLC	536	9,318
Electrocomponents PLC	2,166	8,104
Elementis PLC	1,783	7,312
EnQuest PLC[a]	2,822	5,661
Enterprise Inns PLC[a]	3,052	4,653
Essar Energy PLC[a]	1,392	3,098
Eurasian Natural Resources Corp.	846	3,613
Euromoney Institutional Investor PLC	271	4,133
Evraz PLC	1,262	3,044
Experian PLC	5,904	104,019
F&C Asset Management PLC	2,854	4,353
Faroe Petroleum PLC[a]	1,703	3,008
Fenner PLC	938	5,133
Ferrexpo PLC	1,163	3,218
Fidessa Group PLC	251	7,012
Filtrona PLC	835	9,182
FirstGroup PLC	1,938	6,367
Fresnillo PLC	627	11,242
G4S PLC	7,482	36,426
Galliford Try PLC	469	7,194
Genus PLC	313	6,601
GKN PLC	11,895	50,875
GlaxoSmithKline PLC	22,242	574,823
Glencore International PLC[b]	18,288	90,215
Go-Ahead Group PLC (The)	274	6,610
Grainger PLC	3,252	6,884
Great Portland Estates PLC	1,013	8,388
Greencore Group PLC	3,450	5,719
Greene King PLC	764	8,645
Greggs PLC	926	5,974
Gulf Keystone Petroleum Ltd.[a,b]	2,994	6,337
Halfords Group PLC	1,147	6,155
Halma PLC	1,499	11,677
Hammerson PLC	2,077	16,794
Hansteen Holdings PLC	5,348	7,100
Hargreaves Lansdown PLC	1,299	19,803
Hays PLC	5,775	8,395
Henderson Group PLC	8,600	22,085
Heritage Oil PLC[a]	984	2,450
Highland Gold Mining Ltd.	2,020	2,649
Hikma Pharmaceuticals PLC	547	8,318
Hill & Smith Holdings PLC	2,219	14,816
Hiscox Ltd.	2,604	22,737
Hochschild Mining PLC	650	2,514
Home Retail Group PLC	3,366	8,162
Homeserve PLC	1,223	3,986
Howden Joinery Group PLC	2,671	10,339
HSBC Holdings PLC	86,063	942,328

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Hunting PLC	520	$6,531
ICAP PLC	1,934	8,663
IG Group Holdings PLC	1,318	11,046
Imagination Technologies Group PLC[a]	849	5,621
IMI PLC	1,678	32,358
Imperial Tobacco Group PLC	4,484	160,515
Inchcape PLC	2,914	22,722
Informa PLC	2,111	15,705
Inmarsat PLC	2,371	26,662
InterContinental Hotels Group PLC	2,016	59,554
Intermediate Capital Group PLC	3,315	21,794
International Personal Finance PLC	1,085	8,612
Interserve PLC	969	7,131
Intertek Group PLC	775	39,901
Invensys PLC	4,180	25,028
Investec PLC	1,850	13,101
ITE Group PLC	1,651	6,735
ITV PLC	27,673	54,225
J Sainsbury PLC	5,350	31,733
Jardine Lloyd Thompson Group PLC	471	6,213
JD Wetherspoon PLC	654	5,980
John Menzies PLC	449	5,098
John Wood Group PLC	1,773	21,386
Johnson Matthey PLC	977	36,859
Jupiter Fund Management PLC	1,295	6,661
Kazakhmys PLC	712	3,838
Kcom Group PLC	4,341	5,719
Keller Group PLC	503	6,729
Kentz Corp. Ltd.	532	3,222
Kier Group PLC	276	5,035
Kingfisher PLC	13,817	67,331
Ladbrokes PLC	3,036	8,950
Laird PLC	1,317	4,450
Lancashire Holdings Ltd.	616	8,116
Land Securities Group PLC	2,398	32,601
Legal & General Group PLC	25,543	67,385
Lloyds Banking Group PLC[a]	193,087	163,273
London Stock Exchange Group PLC	1,000	20,871
LondonMetric Property PLC	3,660	6,522
Lonmin PLC[a]	1,912	8,005
Majestic Wine PLC	753	4,820
Man Group PLC	6,775	10,777
Marks & Spencer Group PLC	9,537	60,650
Marston’s PLC	3,512	7,915
McBride PLC	2,448	4,363
Mears Group PLC	3,541	19,317
Meggitt PLC	4,344	31,682
Melrose Industries PLC	6,691	25,420
Michael Page International PLC	1,248	7,237
Micro Focus International PLC	590	6,148
Millennium & Copthorne Hotels PLC	543	4,779
Mitchells & Butlers PLC[a]	810	4,216
Mitie Group PLC	1,597	6,865
Mondi PLC	1,951	25,856
Moneysupermarket.com Group PLC	1,875	5,857
Monitise PLC[a]	4,812	2,528
Morgan Crucible Co. PLC (The)	1,365	5,556
Morgan Sindall Group PLC	598	5,352
N Brown Group PLC	885	6,143
National Express Group PLC	1,955	5,827
National Grid PLC	15,217	194,088
New World Resources PLC Class A	609	1,469
Next PLC	855	58,006

Security	Shares	Value

Northgate PLC	1,223	$6,453
Ocado Group PLC[a]	2,377	6,289
Old Mutual PLC	21,563	68,799
Ophir Energy PLC[a]	2,381	15,079
Pace PLC	1,388	5,364
Paragon Group of Companies PLC	1,777	8,640
Pearson PLC	5,050	92,039
Pennon Group PLC	1,157	12,344
Persimmon PLC	1,632	27,432
Persimmon PLC Registered	1,632	1,905
Petra Diamonds Ltd.[a]	1,836	3,143
Petrofac Ltd.	1,172	24,625
Petropavlovsk PLC	736	1,661
Phoenix Group Holdings	604	5,965
Playtech Ltd.	657	6,268
Premier Farnell PLC	2,119	6,975
Premier Oil PLC[a]	1,866	10,830
Primary Health Properties PLC	4,313	22,353
Provident Financial PLC	470	11,916
Prudential PLC	11,514	198,020
PZ Cussons PLC	1,205	7,487
QinetiQ Group PLC	2,405	7,090
Quintain Estates and Development PLC[a]	4,957	4,996
Randgold Resources Ltd.	432	34,022
Rathbone Brothers PLC	319	7,249
Reckitt Benckiser Group PLC	2,816	205,817
Redrow PLC[a]	1,842	6,132
Reed Elsevier PLC	7,770	90,941
Regus PLC	2,938	7,490
Renishaw PLC	154	3,945
Rentokil Initial PLC	6,932	10,233
Resolution Ltd.	6,845	28,115
Restaurant Group PLC (The)	1,065	7,988
Rexam PLC	3,741	30,073
Rightmove PLC	377	11,272
Rio Tinto PLC	6,050	274,860
Rockhopper Exploration PLC[a]	1,309	2,786
Rolls-Royce Holdings PLC	8,276	145,553
Rotork PLC	291	13,175
Royal Bank of Scotland Group PLC[a]	9,703	46,257
Royal Dutch Shell PLC Class A	18,632	635,655
Royal Dutch Shell PLC Class B	10,281	360,511
RPC Group PLC	898	5,560
RPS Group PLC	1,455	5,648
RSA Insurance Group PLC	17,319	30,001
SABMiller PLC	4,177	225,490
Sage Group PLC (The)	6,992	36,728
Salamander Energy PLC[a]	1,394	3,964
Savills PLC	866	7,844
Schroders PLC	615	22,350
SDL PLC	568	3,217
SEGRO PLC	2,493	10,337
Senior PLC	1,889	7,497
Serco Group PLC	1,667	16,047
Severn Trent PLC	1,210	34,294
Shaftesbury PLC	936	8,850
Shanks Group PLC	4,946	6,293
Shire PLC	2,609	81,294
SIG PLC	3,027	7,637
Sirius Minerals PLC[a]	7,866	3,122
Smith & Nephew PLC	6,229	71,208
Smiths Group PLC	1,964	38,210
SOCO International PLC[a]	881	5,197

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

Spectris PLC	659	$21,642
Spirax-Sarco Engineering PLC	275	11,227
Spirent Communications PLC	3,146	6,390
Spirit Pub Co. PLC	4,262	4,312
Sports Direct International PLC[a]	611	4,433
SSE PLC	3,844	93,152
St James’s Place PLC	729	6,286
St. Modwen Properties PLC	1,274	5,302
Stagecoach Group PLC	1,508	7,217
Standard Chartered PLC	11,018	277,290
Standard Life PLC	10,110	58,881
SThree PLC	1,008	5,264
Stobart Group Ltd.	3,369	4,391
Synergy Health PLC	488	8,256
Synthomer PLC	1,430	4,471
TalkTalk Telecom Group PLC	1,682	6,563
Tate & Lyle PLC	2,270	29,836
Taylor Wimpey PLC	17,524	25,365
Telecity Group PLC	772	11,084
Telecom plus PLC	352	6,684
Tesco PLC	35,921	204,705
Travis Perkins PLC	1,404	31,336
TUI Travel PLC	1,351	6,609
Tullett Prebon PLC	1,295	4,928
Tullow Oil PLC	4,229	65,886
UBM PLC	896	10,208
Ultra Electronics Holdings PLC	295	7,576
Unilever PLC	5,526	239,615
UNITE Group PLC	1,226	6,637
United Drug PLC	1,478	6,968
United Utilities Group PLC	3,020	34,806
Vectura Group PLC[a]	2,759	3,779
Vedanta Resources PLC	375	7,056
Vesuvius PLC	971	5,259
Victrex PLC	334	8,343
Vodafone Group PLC	224,781	686,404
W.S. Atkins PLC	545	7,643
Weir Group PLC (The)	1,452	49,808
WH Smith PLC	648	7,458
Whitbread PLC	813	32,330
William Hill PLC	4,155	27,549
Wm Morrison Supermarkets PLC	9,745	44,303
Wolseley PLC	1,429	70,793
Workspace Group PLC	4,220	24,630
WPP PLC	6,402	106,018
Xchanging PLC	2,100	4,380
Xcite Energy Ltd.[a]	1,529	2,338
Xstrata PLC	9,672	145,041

		13,701,406

TOTAL COMMON STOCKS
(Cost: $80,596,306)		86,948,909

INVESTMENT COMPANIES — 2.82%

AUSTRALIA — 0.01%
Australian Infrastructure Fund	2,265	7,406

		7,406

Security	Shares	Value

CHILE — 0.34%
iShares MSCI Chile Investable Market Index Fund[e]	5,008	$314,202

		314,202

INDIA — 1.43%
iShares S&P India 50 ETF[e]	51,458	1,311,150

		1,311,150

RUSSIA — 1.04%
iShares MSCI Russia Capped Index Fund[e]	44,995	959,743

		959,743

TOTAL INVESTMENT COMPANIES
(Cost: $2,627,653)		2,592,501

PREFERRED STOCKS — 1.71%

BRAZIL — 1.20%
AES Tiete SA	300	3,092
Banco Bradesco SA	9,460	155,656
Banco do Estado do Rio Grande do Sul SA Class B	600	5,131
Banco Panamericano SA	800	2,777
Bradespar SA	800	10,226
Braskem SA Class A	600	5,221
Centrais Eletricas Brasileiras SA Class B	600	3,136
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	33,248
Companhia de Bebidas das Americas	3,400	140,795
Companhia Energetica de Minas Gerais	2,400	30,716
Companhia Energetica de Sao Paulo Class B	600	6,362
Companhia Paranaense de Energia Class B	400	7,118
Contax Participacoes SA	1,500	3,968
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	400	1,658
Gerdau SA	4,500	35,176
GOL Linhas Aereas Inteligentes SA	500	3,101
Itau Unibanco Holding SA	10,600	178,337
Itausa — Investimentos Itau SA	12,700	63,389
Klabin SA	1,600	10,899
Lojas Americanas SA	3,500	30,843
Marcopolo SA	700	4,712
Metalurgica Gerdau SA	1,000	9,917
Oi SA	4,900	12,130
Petroleo Brasileiro SA	18,200	182,865
Randon Implementos e Participacoes SA	600	3,946
Telefonica Brasil SA	1,400	37,186
Usinas Siderurgicas de Minas Gerais SA Class A	1,400	6,904
Vale SA Class A	7,000	114,269

		1,102,778

COLOMBIA — 0.05%
Banco Davivienda SA	1,579	21,115
Bancolombia SA	1,103	18,060
Grupo Argos SA	186	2,051
Grupo Aval Acciones y Valores SA	3,895	2,730
Grupo de Inversiones Suramericana SA	162	3,408

		47,364

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Security	Shares	Value

GERMANY — 0.34%
Bayerische Motoren Werke AG	149	$10,368
Draegerwerk AG & Co. KGaA	42	5,183
Fuchs Petrolub AG	123	10,377
Henkel AG & Co. KGaA	724	68,344
Jungheinrich AG	88	3,634
Porsche Automobil Holding SE	730	57,255
ProSiebenSat.1 Media AG	600	23,004
RWE AG NVS	127	4,324
Sartorius AG	41	4,404
Volkswagen AG	620	125,799

		312,692

ITALY — 0.01%
Unipol Gruppo Finanziario SpA	1,242	3,786

		3,786

RUSSIA — 0.00%
Surgutneftegas OJSC SP ADR	301	2,077

		2,077

SOUTH KOREA — 0.11%
Hyundai Motor Co. Ltd.	77	5,474
Hyundai Motor Co. Ltd. Series 2	229	17,259
Samsung Electronics Co. Ltd.	97	76,716

		99,449

UNITED KINGDOM — 0.00%
McBride PLC	41,616	65
Rolls-Royce Holdings PLC	984,844	1,533

		1,598

TOTAL PREFERRED STOCKS
(Cost: $1,523,486)		1,569,744

RIGHTS — 0.02%

CHINA — 0.00%
Shui On Land Ltd.[a]	4,000	423

		423

NETHERLANDS — 0.01%
Koninklijke KPN NVa,b	5,524	7,429

		7,429

SOUTH KOREA — 0.00%
Green Cross Corp.[a]	2	57

		57

Security	Shares	Value

SPAIN — 0.01%
Banco Santander SAa	48,057	$10,074

		10,074

SWITZERLAND — 0.00%
Meyer Burger Technology AGa,b	378	317

		317

THAILAND — 0.00%
TISCO Financial Group PCL NVDR[a]	200	211

		211

TOTAL RIGHTS
(Cost: $23,574)		18,511

SHORT-TERM INVESTMENTS — 0.50%

MONEY MARKET FUNDS — 0.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%e,f,[g]	370,703	370,703
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	25,760	25,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	66,404	66,404

		462,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $462,867)		462,867

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $85,233,887)		91,592,532
Other Assets, Less Liabilities — 0.36%		334,897

NET ASSETS — 100.00%		$91,927,429

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2013

Financial futures contracts purchased as of April 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
5	MSCI EAFE E-Mini (Jun. 2013)	NYSE LIFFE	$435,200	$18,380

3	MSCI Emerging Markets E-Mini (Jun. 2013)	NYSE LIFFE	155,985	1,455

			$591,185	$19,835

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

BANKS — 39.75%
Agricultural Bank of China Ltd. Class H	534,791,000	$255,659,950
Bank of China Ltd. Class H	1,006,542,000	470,807,342
Bank of Communications Co. Ltd. Class H	206,002,200	163,780,323
China CITIC Bank Corp. Ltd. Class H	194,158,000	109,330,523
China Construction Bank Corp. Class H	828,376,320	693,818,272
China Merchants Bank Co. Ltd. Class H	100,035,075	213,202,606
China Minsheng Banking Corp. Ltd. Class Ha	137,475,500	176,614,016
Industrial and Commercial Bank of China Ltd. Class H	767,561,995	540,021,196

		2,623,234,228
BUILDING MATERIALS — 1.68%
Anhui Conch Cement Co. Ltd. Class Ha	30,585,500	110,745,632

		110,745,632
COAL — 5.10%
China Coal Energy Co. Class H	105,074,000	80,830,320
China Shenhua Energy Co. Ltd. Class H	72,245,000	255,537,619

		336,367,939
DIVERSIFIED FINANCIAL SERVICES — 0.78%
CITIC Securities Co. Ltd. Class Ha	22,624,000	51,308,198

		51,308,198
INSURANCE — 12.14%
China Life Insurance Co. Ltd. Class H	91,657,000	250,383,785
China Pacific Insurance (Group) Co. Ltd. Class H	56,801,400	204,205,739
PICC Property and Casualty Co. Ltd. Class H	69,024,000	88,585,810
Ping An Insurance (Group) Co. of China Ltd. Class H	32,594,500	258,089,842

		801,265,176
INTERNET — 5.85%
Tencent Holdings Ltd.[a]	11,260,300	386,244,860

		386,244,860
OIL & GAS — 11.78%
China Petroleum & Chemical Corp. Class H	238,198,000	260,585,653
CNOOC Ltd.	142,258,000	265,429,972
PetroChina Co. Ltd. Class H	197,586,000	251,291,630

		777,307,255
REAL ESTATE — 4.41%
China Overseas Land & Investment Ltd.[a]	95,344,000	291,169,858

		291,169,858
RETAIL — 3.31%
Belle International Holdings Ltd.	133,954,000	218,521,460

		218,521,460

Security	Shares	Value

TELECOMMUNICATIONS — 15.16%
China Mobile Ltd.	57,021,500	$624,175,505
China Telecom Corp. Ltd. Class H	414,058,000	211,281,303
China Unicom (Hong Kong) Ltd.	115,168,000	165,318,599

		1,000,775,407

TOTAL COMMON STOCKS
(Cost: $6,890,449,530)		6,596,940,013

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%b,c,[d]	159,177,796	159,177,796
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c],[d]	11,061,365	11,061,365
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	598,715	598,715

		170,837,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,837,876)		170,837,876

TOTAL INVESTMENTS IN SECURITIES — 102.55%
(Cost: $7,061,287,406)		6,767,777,889
Other Assets, Less Liabilities — (2.55)%		(168,343,106)

NET ASSETS — 100.00%		$6,599,434,783

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

AGRICULTURE — 0.16%
China Agri-Industries Holdings Ltd.	105,300	$51,696

		51,696

AIRLINES — 0.45%
Air China Ltd. Class H	84,000	67,974
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	84,000	33,663
China Southern Airlines Co. Ltd. Class H	85,000	44,687

		146,324

APPAREL — 0.19%
Shenzhou International Group Holdings Ltd.	21,000	60,884

		60,884

AUTO MANUFACTURERS — 2.81%
Brilliance China Automotive Holdings Ltd.[a]	140,000	171,378
BYD Co. Ltd. Class Ha,b	28,000	99,941
Dongfeng Motor Group Co. Ltd. Class H	140,000	208,541
Geely Automobile Holdings Ltd.	210,000	105,533
Great Wall Motor Co. Ltd. Class H	52,500	227,640
Guangzhou Automobile Group Co. Ltd. Class H	112,415	92,706
Sinotruk (Hong Kong) Ltd.[b]	31,500	17,535

		923,274

AUTO PARTS & EQUIPMENT — 0.23%
Weichai Power Co. Ltd. Class H	21,680	75,567

		75,567

BANKS — 28.03%
Agricultural Bank of China Ltd. Class H	1,148,000	548,808
Bank of China Ltd. Class H	3,745,000	1,751,714
Bank of Communications Co. Ltd. Class H	399,500	317,619
China CITIC Bank Corp. Ltd. Class H	378,200	212,965
China Construction Bank Corp. Class H	3,591,680	3,008,262
China Merchants Bank Co. Ltd. Class H	196,148	418,046
China Minsheng Banking Corp. Ltd. Class H	266,000	341,729
Chongqing Rural Commercial Bank Co. Ltd. Class H	140,000	76,128
Industrial and Commercial Bank of China Ltd. Class H	3,591,795	2,527,021

		9,202,292

BEVERAGES — 0.29%
Tsingtao Brewery Co. Ltd. Class H	14,000	93,897

		93,897

BUILDING MATERIALS — 1.48%
Anhui Conch Cement Co. Ltd. Class H	59,500	215,441
BBMG Corp. Class H	59,500	47,765
China National Building Material Co. Ltd. Class H	140,000	165,245
China Resources Cement Holdings Ltd.	98,000	56,446

		484,897

Security	Shares	Value

CHEMICALS — 0.64%
China BlueChemical Ltd. Class H	98,000	$59,730
Kingboard Chemical Holdings Co. Ltd.	28,000	76,128
Sinofert Holdings Ltd.[b]	84,000	18,184
Sinopec Shanghai Petrochemical Co. Ltd. Class H	112,000	38,533
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Hb	84,000	18,726

		211,301

COAL — 2.60%
China Coal Energy Co. Class H	203,000	156,162
China Shenhua Energy Co. Ltd. Class H	168,000	594,233
Yanzhou Coal Mining Co. Ltd. Class Hb	98,000	102,033

		852,428

COMMERCIAL SERVICES — 0.66%
Anhui Expressway Co. Ltd. Class H	28,000	15,514
Jiangsu Expressway Co. Ltd. Class H	56,000	61,336
Shenzhen Expressway Co. Ltd. Class H	42,000	17,264
Shenzhen International Holdings Ltd.	420,000	54,661
Sichuan Expressway Co. Ltd. Class H	42,000	12,880
Zhejiang Expressway Co. Ltd. Class H	70,000	55,022

		216,677

COMPUTERS — 0.82%
Lenovo Group Ltd.	294,000	268,595

		268,595

DIVERSIFIED FINANCIAL SERVICES — 1.33%
China Everbright Ltd.[b]	42,000	66,783
CITIC Securities Co. Ltd. Class H	45,500	103,188
COSCO Pacific Ltd.	84,000	111,270
Far East Horizon Ltd.[b]	84,000	57,150
Haitong Securities Co. Ltd. Class Ha	67,200	97,848

		436,239

ELECTRIC — 1.84%
China Resources Power Holdings Co. Ltd.[b]	99,600	325,985
Datang International Power Generation Co. Ltd. Class H	140,000	61,696
Huadian Power International Corp. Ltd. Class Ha	70,000	38,425
Huaneng Power International Inc. Class H	154,000	177,999

		604,105

ELECTRICAL COMPONENTS & EQUIPMENT — 0.39%
Dongfang Electric Corp. Ltd. Class Hb	18,200	25,563
Harbin Electric Co. Ltd. Class H	42,000	32,201
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	22,400	13,537
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,000	58,043

		129,344

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2013

Security	Shares	Value

ELECTRONICS — 0.07%
Kingboard Laminates Holdings Ltd.	49,000	$21,973

		21,973

ENERGY — ALTERNATE SOURCES — 0.57%
China Longyuan Power Group Corp. Ltd. Class H	119,000	109,024
GCL-Poly Energy Holdings Ltd.[b]	385,000	77,887

		186,911

ENGINEERING & CONSTRUCTION — 1.85%
Beijing Capital International Airport Co. Ltd. Class H	70,000	48,527
China Communications Construction Co. Ltd. Class H	224,000	214,458
China Railway Construction Corp. Ltd. Class H	94,500	95,345
China Railway Group Ltd. Class H	189,000	99,607
China State Construction International Holdings Ltd.	84,000	122,310
Metallurgical Corp. of China Ltd. Class Ha,b	133,000	27,078

		607,325

ENVIRONMENTAL CONTROL — 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	14,000	4,943

		4,943

FOOD — 0.23%
China Foods Ltd.[b]	42,000	21,431
China Yurun Food Group Ltd.[a]	63,000	37,505
Lianhua Supermarket Holdings Co. Ltd. Class H	28,600	17,358

		76,294

FOREST PRODUCTS & PAPER — 0.38%
Lee & Man Paper Manufacturing Ltd.	70,000	52,045
Nine Dragons Paper (Holdings) Ltd.	77,000	66,774
Shandong Chenming Paper Holdings Ltd. Class H	17,500	6,788

		125,607

GAS — 1.54%
Beijing Enterprises Holdings Ltd.	24,500	183,262
China Resources Gas Group Ltd.	28,000	78,473
ENN Energy Holdings Ltd.	42,000	242,997

		504,732

HEALTH CARE — PRODUCTS — 1.35%
Hengan International Group Co. Ltd.[b]	35,000	361,699
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	84,000	80,638

		442,337

HOLDING COMPANIES — DIVERSIFIED — 0.59%
China Merchants Holdings (International) Co. Ltd.	56,000	177,151
CITIC Resources Holdings Ltd.[a]	126,800	16,012

		193,163

Security	Shares	Value

HOME FURNISHINGS — 0.19%
Haier Electronics Group Co. Ltd.[a]	35,000	$62,508

		62,508

INSURANCE — 7.86%
China Life Insurance Co. Ltd. Class H	371,000	1,013,478
China Pacific Insurance (Group) Co. Ltd. Class H	110,600	397,616
China Taiping Insurance Holdings Co. Ltd.[a,b]	39,200	66,776
New China Life Insurance Co. Ltd. Class H	20,300	75,465
People’s Insurance Co. Group of China Ltd. Class Ha,b	189,000	98,877
PICC Property and Casualty Co. Ltd. Class H	141,200	181,217
Ping An Insurance (Group) Co. of China Ltd. Class H	94,500	748,270

		2,581,699

INTERNET — 4.75%
Tencent Holdings Ltd.	45,500	1,560,717

		1,560,717

IRON & STEEL — 0.41%
Angang Steel Co. Ltd. Class Ha	56,000	32,977
CITIC Pacific Ltd.[b]	63,000	76,227
Maanshan Iron & Steel Co. Ltd. Class Ha,b	98,000	24,119

		133,323

MACHINERY — 0.66%
China National Materials Co. Ltd. Class Hb	63,000	15,587
CSR Corp Ltd. Class H	91,000	59,919
Sany Heavy Equipment International Holdings Co. Ltd.[b]	49,000	19,636
Shanghai Electric Group Co. Ltd. Class H	154,000	53,975
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	67,300	67,382

		216,499

MANUFACTURING — 0.29%
China International Marine Containers (Group) Co. Ltd. Class Ha	29,400	46,976
Fosun International Ltd.	66,500	47,300

		94,276

METAL FABRICATE & HARDWARE — 0.07%
China Zhongwang Holdings Ltd.[a]	70,000	23,362

		23,362

MINING — 1.07%
Aluminum Corp. of China Ltd. Class Ha	196,000	73,999
China Molybdenum Co. Ltd. Class H	70,000	27,060
Jiangxi Copper Co. Ltd. Class H	63,000	122,094
Zhaojin Mining Industry Co. Ltd. Class H	38,500	42,763
Zijin Mining Group Co. Ltd. Class Hb	295,000	87,049

		352,965

OIL & GAS — 12.74%
China Petroleum & Chemical Corp. Class H	980,000	1,072,108
CNOOC Ltd.	805,000	1,501,997
Kunlun Energy Co. Ltd.	140,000	273,845

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

April 30, 2013

Security	Shares	Value

PetroChina Co. Ltd. Class H	1,050,000	$1,335,399

		4,183,349

OIL & GAS SERVICES — 0.42%
China Oilfield Services Ltd. Class H	70,000	138,005

		138,005

PHARMACEUTICALS — 0.47%
Guangzhou Pharmaceutical Co. Ltd. Class Ha	14,000	45,821
Sinopharm Group Co. Ltd. Class H	36,400	108,113

		153,934

PIPELINES — 0.42%
China Gas Holdings Ltd.	140,000	138,005

		138,005

REAL ESTATE — 6.75%
Agile Property Holdings Ltd.	56,000	72,448
Beijing North Star Co. Ltd. Class H	42,000	10,445
China Overseas Land & Investment Ltd.	211,040	644,493
China Resources Land Ltd.	98,000	296,755
Country Garden Holdings Co. Ltd.[a]	182,000	103,188
Evergrande Real Estate Group Ltd.	245,000	100,076
Franshion Properties (China) Ltd.	182,000	62,147
Greentown China Holdings Ltd.[a]	38,500	74,811
Guangzhou R&F Properties Co. Ltd. Class H	47,600	86,115
Hopson Development Holdings Ltd.[a]	28,000	46,687
KWG Property Holdings Ltd.[b]	56,000	38,677
Longfor Properties Co. Ltd.	52,500	87,674
Poly Property Group Co. Ltd.[a]	91,000	63,437
Renhe Commercial Holdings Co. Ltd.[a]	518,000	32,706
Shanghai Industrial Holdings Ltd.	21,000	66,567
Shenzhen Investment Ltd.[b]	98,000	41,041
Shimao Property Holdings Ltd.	66,500	143,272
Sino-Ocean Land Holdings Ltd.	157,500	103,910
SOHO China Ltd.	80,500	69,499
Yuexiu Property Co. Ltd.	239,800	71,069

		2,215,017

RETAIL — 2.99%
Anta Sports Products Ltd.[b]	42,000	35,178
Belle International Holdings Ltd.	259,000	422,511
Bosideng International Holdings Ltd.[b]	140,000	36,801
China Dongxiang (Group) Co. Ltd.[b]	133,000	22,793
China Resources Enterprise Ltd.[b]	56,000	191,944
Golden Eagle Retail Group Ltd.	28,000	49,285
GOME Electrical Appliances Holdings Ltd.[a,b]	567,000	56,988
Li Ning Co. Ltd.[a,b]	35,000	19,303
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	28,700	59,097
Wumart Stores Inc. Class H	28,000	49,068
Zhongsheng Group Holdings Ltd.[b]	28,000	38,894

		981,862

SHIPBUILDING — 0.04%
Guangzhou Shipyard International Co. Ltd. Class Ha	14,600	12,925

		12,925

Security	Shares	Value

SOFTWARE — 0.09%
Travelsky Technology Ltd. Class H	49,000	$31,128

		31,128

TELECOMMUNICATIONS — 11.32%
China Communications Services Corp. Ltd. Class H	127,200	93,098
China Mobile Ltd.	259,000	2,835,097
China Telecom Corp. Ltd. Class H	812,000	414,339
China Unicom (Hong Kong) Ltd.	224,128	321,726
ZTE Corp. Class Hb	30,832	51,965

		3,716,225

TRANSPORTATION — 0.58%
China COSCO Holdings Co. Ltd. Class Ha,b	136,500	57,692
China Shipping Container Lines Co. Ltd. Class Ha,b	196,000	46,723
China Shipping Development Co. Ltd. Class H	70,000	30,036
Guangshen Railway Co. Ltd. Class H	70,000	35,268
Sinotrans Ltd. Class H	98,000	20,962

		190,681

WATER — 0.33%
Guangdong Investment Ltd.	112,000	108,383

		108,383

TOTAL COMMON STOCKS
(Cost: $31,591,850)		32,815,668

SHORT-TERM INVESTMENTS — 5.06%

MONEY MARKET FUNDS — 5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,542,721	1,542,721
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	107,205	107,205
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	11,095	11,095

		1,661,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,661,021)		1,661,021

TOTAL INVESTMENTS IN SECURITIES — 105.02%
(Cost: $33,252,871)		34,476,689
Other Assets, Less Liabilities — (5.02)%		(1,649,363)

NET ASSETS — 100.00%		$32,827,326

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.37%

AUSTRALIA — 9.13%
Abacus Property Group	5,955	$14,465
Acrux Ltd.	9,190	38,540
AED Oil Ltd.[a,b]	11,395	—
Ainsworth Game Technology Ltd.	3,375	13,348
Amcom Telecommunications Ltd.	6,150	12,896
Ampella Mining Ltd.[a,c]	43,635	9,059
Arafura Resources Ltd.[a]	29,240	3,187
ARB Corp. Ltd.	3,035	40,956
Ardent Leisure Group	27,540	44,025
Aspen Group Ltd.	26,510	5,229
Astro Japan Property Trust	6,500	26,382
Aurora Oil and Gas Ltd.[a]	13,235	41,903
Ausdrill Ltd.	10,915	17,165
Ausenco Ltd.	2,216	6,372
Australian Agricultural Co. Ltd.[a]	19,460	23,635
Australian Pharmaceutical Industries Ltd.	30,660	15,436
Automotive Holdings Group	7,370	31,137
AWE Ltd.[a]	18,455	24,713
Bathurst Resources Ltd.[a]	23,070	4,071
Beach Energy Ltd.	39,880	56,301
Beadell Resources Ltd.[a]	28,510	20,864
Billabong International Ltd.[a]	15,150	7,470
Boart Longyear Ltd.	19,280	19,113
Bradken Ltd.	6,645	35,455
Breville Group Ltd.	2,695	19,527
Buru Energy Ltd.[a]	6,425	12,405
BWP Trust	17,035	42,793
Cabcharge Australia Ltd.	3,265	16,201
Cardno Ltd.	5,345	36,120
carsales.com Ltd.	6,100	61,231
Cash Converters International Ltd.	6,190	9,060
Charter Hall Group	6,705	29,650
Charter Hall Retail REIT	10,880	48,451
Clough Ltd.	5,955	7,294
Coalspur Mines Ltd.[a,c]	17,060	8,058
Cockatoo Coal Ltd.[a]	65,415	4,278
Coffey International Ltd.[a]	20,080	5,003
Credit Corp. Group Ltd.	570	5,260
Cudeco Ltd.[a]	4,950	19,372
Dart Energy Ltd.[a,c]	40,815	2,542
David Jones Ltd.	20,360	62,981
Decmil Group Ltd.	4,571	8,849
Discovery Metals Ltd.[a]	14,240	5,026
Drillsearch Energy Ltd.[a]	10,060	11,800
DUET Group	36,140	92,287
Emeco Holdings Ltd.	34,385	16,419
Energy World Corp. Ltd.[a]	42,970	14,274
Equatorial Resources Ltd.[a]	4,745	3,743
Evolution Mining Ltd.[a]	16,795	16,998
FKP Property Group	11,716	20,067
Fleetwood Corp. Ltd.	2,320	20,591
FlexiGroup Ltd.	7,885	34,377
Flinders Mines Ltd.[a]	73,030	3,639
Forge Group Ltd.	2,256	13,536
G.U.D Holdings Ltd.	4,830	36,550
Galaxy Resources Ltd.[a]	13,280	3,171

Security	Shares	Value

Gindalbie Metals Ltd.[a,c]	17,135	$3,202
GrainCorp Ltd. Class A	6,350	84,505
Gryphon Minerals Ltd.[a,c]	44,435	9,456
Hastie Group Ltd.a,b	20,120	0
Hills Industries Ltd.	16,390	18,715
Horizon Oil Ltd.[a]	19,525	8,209
iiNET Ltd.	4,435	28,405
Imdex Ltd.	7,345	7,510
Independence Group NL	6,745	23,105
Indophil Resources NLa	13,385	3,682
Infigen Energy[a]	44,535	12,251
Intrepid Mines Ltd.[a,c]	43,925	12,083
Investa Office Fund	24,840	84,575
Invocare Ltd.	6,165	74,683
Iress Ltd.	6,235	54,108
Ivanhoe Australia Ltd.[a]	10,477	1,958
JB Hi-Fi Ltd.[c]	4,600	76,400
Karoon Gas Australia Ltd.[a]	6,230	27,032
Kingsgate Consolidated Ltd.[c]	5,275	11,828
Kingsrose Mining Ltd.	6,800	4,023
Linc Energy Ltd.[a,c]	11,430	22,781
M2 Telecommunications Group Ltd.	4,680	27,351
Macmahon Holdings Ltd.	57,483	10,741
McMillan Shakespeare Ltd.	2,190	34,691
Medusa Mining Ltd.	5,860	19,891
Mermaid Marine Australia Ltd.	3,825	15,326
Mesoblast Ltd.[a,c]	7,255	44,283
Miclyn Express Offshore Ltd.[c]	7,730	15,727
Mineral Deposits Ltd.[a]	2,690	8,377
Mineral Resources Ltd.	4,235	42,862
Mirabela Nickel Ltd.[a]	35,265	5,125
Monadelphous Group Ltd.[c]	3,960	86,036
Mount Gibson Iron Ltd.	21,675	11,137
Myer Holdings Ltd.	20,335	67,759
Navitas Ltd.	8,650	48,577
Nexus Energy Ltd.[a,c]	50,085	6,759
Northern Star Resources Ltd.	12,165	8,524
NRW Holdings Ltd.	11,440	15,438
OM Holdings Ltd.[a]	24,875	10,070
Pacific Brands Ltd.	42,945	38,338
PanAust Ltd.	17,615	42,422
Panoramic Resources Ltd.	18,625	5,703
Papillon Resources Ltd.[a]	9,545	10,007
Perseus Mining Ltd.[a]	17,255	24,270
Pharmaxis Ltd.[a]	13,960	2,101
Premier Investments Ltd.	6,325	56,793
Primary Health Care Ltd.	17,010	93,054
Qube Logistics Holdings Ltd.	18,910	34,352
Ramelius Resources Ltd.[a,c]	13,040	2,707
REA Group Ltd.	1,330	42,951
Regis Resources Ltd.[a]	15,030	58,819
Reject Shop Ltd. (The)	840	15,504
Resolute Mining Ltd.	20,740	20,560
Rex Minerals Ltd.[a]	10,370	3,552
Roc Oil Co. Ltd.[a]	25,925	12,245
SAI Global Ltd.	7,555	27,684
Sandfire Resources NLa	3,825	22,275
Saracen Mineral Holdings Ltd.[a,c]	24,145	3,634
Seek Ltd.	10,785	125,164
Senex Energy Ltd.[a]	30,202	21,476
Seven Group Holdings Ltd.	3,455	33,318
Sigma Pharmaceuticals Ltd.	45,825	34,725
Silex Systems Ltd.[a]	7,390	20,866

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Silver Lake Resources Ltd.[a,c]	15,410	$16,796
Sirius Resources NLa	5,866	18,694
Sirtex Medical Ltd.	1,490	15,003
Skilled Group Ltd.	12,655	37,439
SMS Management & Technology Ltd.	2,450	12,411
Southern Cross Media Group Ltd.	11,745	18,958
Spark Infrastructure Group	40,750	75,718
St Barbara Ltd.[a]	14,815	9,227
Starpharma Holdings Ltd.[a]	12,980	13,137
Sundance Resources Ltd.[a]	75,440	8,223
Sunland Group Ltd.	10,370	15,716
Super Retail Group Ltd.	4,365	59,629
Thorn Group Ltd.	3,890	8,157
Tiger Resources Ltd.[a]	27,955	6,965
TPG Telecom Ltd.	12,710	47,761
Transfield Services Ltd.	16,950	28,064
Transpacific Industries Group Ltd.[a]	42,048	42,339
Troy Resources Ltd.	3,275	6,357
UGL Ltd.	6,285	65,633
UXC Ltd.	6,350	7,778
Virgin Australia Holdings Ltd.[a]	69,850	32,991
Watpac Ltd.[a]	15,730	12,083
Webjet Ltd.	2,005	9,116
Western Areas NL	6,080	17,419
White Energy Co. Ltd.[a,c]	33,620	5,758
Wotif.com Holdings Ltd.	4,335	22,995

		3,617,347
AUSTRIA — 0.74%
Atrium European Real Estate Ltd.	5,935	35,462
BWT AG	710	13,844
CA Immobilien Anlagen AG	955	13,441
conwert Immobilien Invest SE	805	9,120
Kapsch TrafficCom AG	160	7,868
Lenzing AG	125	10,351
Oesterreichische Post AG	840	37,266
Palfinger AG	925	27,439
RHI AG	1,385	45,823
Schoeller-Bleckmann Oilfield Equipment AG	430	42,099
Wienerberger AG	3,760	46,350
Zumtobel AG	415	4,652

		293,715
BELGIUM — 1.46%
Ackermans & van Haaren NV	875	74,557
Agfa-Gevaert NVa	8,130	14,685
Barco NV	350	31,170
Befimmo SCA	730	50,643
Bekaert NV	641	20,663
Cofinimmo SA	555	66,915
Compagnie d’Entreprises CFE SA	150	9,137
Compagnie Maritime Belge SA	765	15,109
EVS Broadcast Equipment SA	500	33,949
Ion Beam Applications SAa	1,610	12,842
KBC Ancora SCA[a]	391	7,428
Mobistar SA	870	20,772
Nyrstar NVa	5,015	24,398
RHJ International SAa,c	3,804	18,456
SA D’Ieteren NV	1,140	52,604
Sofina SA	485	46,198
Tessenderlo Chemie NV	710	20,097

Security	Shares	Value

ThromboGenics NVa,c	1,060	$51,833
Van de Velde NV	190	8,592

		580,048
CAMBODIA — 0.08%
NagaCorp Ltd.	40,000	31,750

		31,750
DENMARK — 1.77%
ALK-Abello A/S	330	24,334
Alm. Brand A/Sa	8,140	29,365
Bang & Olufsen A/S Class Ba	1,160	9,682
Bavarian Nordic A/Sa	825	9,993
East Asiatic Co. Ltd. A/Sa	325	5,690
Genmab A/Sa,c	1,630	42,545
GN Store Nord A/S	7,615	139,239
Jyske Bank A/S Registered[a]	2,345	91,354
NKT Holding A/S	830	30,676
Pandora A/S	1,630	49,808
SimCorp A/S	195	57,070
Solar Holdings A/S Class B	145	7,282
Sydbank A/Sa	2,990	68,208
Topdanmark A/Sa	2,900	74,462
Vestas Wind Systems A/Sa,c	6,905	59,905

		699,613
FINLAND — 2.25%
Amer Sports OYJ Class A	3,215	54,763
Cargotec Corp. OYJ Class B	1,285	38,305
Citycon OYJ	8,145	26,416
Elisa OYJ	4,725	89,704
Huhtamaki OYJ	3,125	58,586
Kemira OYJ	2,945	44,612
Konecranes OYJ	1,860	67,534
Metsa Board OYJ Class B	7,690	23,927
Orion OYJ Class B	2,690	77,314
Outokumpu OYJ[a,c]	18,000	12,518
Outotec OYJ	5,180	75,669
Pohjola Bank PLC Class A	5,380	91,641
Ramirent OYJ	3,450	34,205
Sponda OYJ	6,215	33,185
Talvivaara Mining Co. PLC[a]	35,355	7,704
Tieto OYJ	2,070	44,375
Uponor OYJ	2,760	40,900
YIT OYJ	3,695	69,906

		891,264
FRANCE — 3.41%
ALTEN	490	17,675
Altran Technologies SAa	4,525	35,675
Aperam	516	6,342
BOURBON SA	1,655	45,188
Bull[a]	2,591	8,335
Club Mediterranee SAa	530	9,014
Compagnie Plastic Omnium SA	835	40,809
Derichebourg[a]	5,535	22,396
Etablissements Maurel et Prom	3,180	54,146
Euro Disney SCA Registered[a]	1,120	7,176
Eurofins Scientific SA	215	46,770

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Faiveley Transport SA	205	$12,403
Faurecia	1,436	26,695
GameLoft SAa	2,150	14,456
Groupe Steria SCA	491	7,257
Guerbet	100	13,032
Havas SA	9,800	59,963
Ingenico SA	1,075	72,125
Ipsos SA	1,246	41,807
Jacquet Metal Service SA	1,400	16,104
M6-Metropole Television	2,570	43,065
Maurel & Prom Nigeria[a]	3,180	14,800
Medica SA	1,750	32,439
Mercialys	1,145	25,580
Mersen	605	13,999
Neopost SA	1,100	72,432
Nexans SA	910	41,805
Nexity	950	34,193
Orpea SA	1,265	55,037
PagesJaunes Groupe SAa	2,486	5,244
Rallye SA	420	16,629
Rubis SCA	790	50,811
SA des Ciments Vicat	405	24,028
Saft Groupe SA	1,387	34,177
Sartorius Stedim Biotech SA	85	12,058
Sechilienne-Sidec	1,355	24,992
Sequana SA Registered[a]	646	4,761
Societe de la Tour Eiffel	385	25,481
Societe Immobiliere de Location pour l’Industrie et le Commerce	525	61,886
Soitec SAa,c	5,835	21,155
Technicolor SA Registered[a]	8,271	34,349
Teleperformance SA	2,050	90,325
Ubisoft Entertainment SAa	2,730	30,486
Virbac SA	125	25,544

		1,352,644
GERMANY — 5.48%
Aareal Bank AGa	2,255	54,257
Air Berlin PLC[a]	6,225	18,482
AIXTRON SE	3,335	47,618
Alstria Office REIT AG	2,425	29,414
Aurubis AG	1,260	79,255
Bauer AG	710	20,355
BayWa AG Registered	1,145	57,658
Bechtle AG	220	9,746
Delticom AG	190	9,343
Deutsche EuroShop AG	1,410	60,481
Deutsche Wohnen AG Bearer	4,480	79,087
DEUTZ AGa	5,905	31,981
Dialog Semiconductor PLC[a,c]	2,166	25,758
DIC Asset AG	2,596	29,222
Duerr AG	170	19,360
ElringKlinger AG	1,460	47,708
Freenet AG	3,455	86,136
GAGFAH SAa	3,090	39,924
Gerresheimer AG	940	53,730
Gerry Weber International AG	975	42,812
Gildemeister AG	2,575	58,103
Grenkeleasing AG	510	40,948
GSW Immobilien AG	1,335	53,629
H&R AG	855	10,418
Heidelberger Druckmaschinen AGa,c	8,570	18,812
IVG Immobilien AGa,c	7,620	6,409

Security	Shares	Value

Jenoptik AG	2,705	$31,059
Kloeckner & Co. SEa,c	2,063	24,892
Kontron AG	3,955	21,478
Krones AG	600	41,775
KUKA AGa	1,345	60,822
LEONI AG	1,225	55,291
MorphoSys AGa	655	29,780
Nordex SEa,c	3,400	25,591
NORMA Group AG	950	33,548
Pfeiffer Vacuum Technology AG	335	40,739
Rational AG	155	48,115
Rheinmetall AG	755	35,799
Rhoen Klinikum AG	2,410	51,537
SGL Carbon SE	1,745	59,655
Sky Deutschland AGa	15,430	88,593
SMA Solar Technology AG	401	9,939
Stada Arzneimittel AG	1,895	76,825
Symrise AG	3,985	170,224
TAG Immobilien AG	2,600	31,536
Vossloh AG	470	51,431
Wincor Nixdorf AG	1,300	68,488
Wirecard AG	3,155	84,730

		2,172,493
GREECE — 0.74%
Alpha Bank AEa,c	16,495	20,899
Ellaktor SAa	3,280	8,951
Folli Follie Group[a]	850	17,796
Hellenic Exchanges SA	1,050	7,046
Intralot SA	2,100	5,759
Jumbo SAa	1,961	18,485
Marfin Investment Group Holdings SAa	14,810	6,541
Metka SA	330	5,016
Motor Oil (Hellas) Corinth Refineries SA	935	10,330
Mytilineos Holdings SAa	2,866	17,759
National Bank of Greece SAa	40,610	33,998
OPAP SA	6,090	60,138
Piraeus Bank SAa,c	55,125	15,407
Public Power Corp. SAa	2,800	27,170
Titan Cement Co. SAa	1,740	32,346
Viohalco Hellenic Copper and Aluminum Industry SAa	1,050	6,465

		294,106
HONG KONG — 3.23%
AMVIG Holdings Ltd.	40,000	15,463
Anton Oilfield Services Group	30,000	23,928
Boshiwa International Holding Ltd.[a,b]	20,000	1,082
China Aerospace International Holdings Ltd.	130,000	13,903
China Hongxing Sports Ltd.[a,b]	198,000	2
China Mining Resources Group Ltd.[a]	300,000	2,319
Chow Sang Sang Holdings International Ltd.	10,000	27,060
CITIC 21CN Co. Ltd.[a]	250,000	13,852
Citic Telecom International Holdings Ltd.	65,000	23,619
CST Mining Group Ltd.[a]	600,000	7,809
Dickson Concepts International Ltd.	30,000	15,965
Emperor Watch & Jewellery Ltd.[c]	100,000	10,180
EVA Precision Industrial Holdings Ltd.	90,000	15,540
Far East Consortium International Ltd.[c]	20,000	6,417
Fook Woo Group Holdings Ltd.[a,b]	40,000	1,765
G-Resources Group Ltd.[a]	675,000	31,747
Giordano International Ltd.	60,000	59,995

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Henderson Investment Ltd.	280,000	$21,648
Heng Tai Consumables Group Ltd.[a]	402,500	8,298
HKR International Ltd.	36,000	17,999
Honghua Group Ltd.	50,000	24,354
I.T Ltd.	20,000	7,319
Inspur International Ltd.	300,000	11,597
Ju Teng International Holdings Ltd.[c]	40,000	26,029
L’sea Resources International Holdings Ltd.[a]	250,000	10,953
Lai Sun Development Co. Ltd.[a]	450,583	13,528
Luk Fook Holdings International Ltd.	15,000	42,522
Man Wah Holdings Ltd.	14,000	13,620
Microport Scientific Corp.	25,000	15,914
Midland Holdings Ltd.[c]	40,000	18,452
Minth Group Ltd.	30,000	53,656
Mongolia Energy Corp. Ltd.[a]	175,000	7,329
Neo-Neon Holdings Ltd.[a,c]	72,500	13,639
New World Department Store China Ltd.	25,000	12,885
Newocean Energy Holdings Ltd.	30,000	18,710
Pacific Basin Shipping Ltd.	65,000	37,104
Peace Mark Holdings Ltd.[a,b]	30,000	0
PetroAsian Energy Holdings Ltd.[a]	580,000	12,556
Ports Design Ltd.[c]	16,000	12,514
Pou Sheng International Holdings Ltd.[a]	200,000	11,597
Prosperity REIT	85,000	30,230
Real Gold Mining Ltd.[a,b,c]	27,000	0
Regal Hotels International Holdings Ltd.	20,000	9,355
REXLot Holdings Ltd.	250,000	20,617
Road King Infrastructure Ltd.	10,000	9,471
Sa Sa International Holdings Ltd.	30,000	31,235
Silver Base Group Holdings Ltd.[c]	50,300	11,602
Singamas Container Holdings Ltd.[c]	80,000	19,586
Sino Oil And Gas Holdings Ltd.[a,c]	375,000	7,490
Sinopoly Battery Ltd.[a,c]	500,000	20,295
SmarTone Telecommunications Holding Ltd.	20,000	35,616
Stella International Holdings Ltd.	7,500	22,083
Sunlight REIT	65,000	28,477
Synear Food Holdings Ltd.[a]	95,000	14,347
TCC International Holdings Ltd.	70,000	19,934
TCL Communication Technology Holdings Ltd.	20,000	8,041
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
Towngas China Co. Ltd.[c]	45,000	43,257
TPV Technology Ltd.	30,000	7,770
Trinity Ltd.	40,000	15,772
Truly International Holdings Ltd.	61,000	32,541
United Laboratories International Holdings Ltd. (The)[a]	40,000	14,999
Value Partners Group Ltd.	30,000	18,362
Varitronix International Ltd.	30,000	21,184
Vitasoy International Holdings Ltd.[c]	30,000	36,337
Yanchang Petroleum International Ltd.[a,c]	250,000	14,496
Yingde Gases Group Co. Ltd.	40,000	38,502
Yip’s Chemical Holdings Ltd.	20,000	21,777
Yuexiu REIT	75,000	42,039

		1,278,285
IRELAND — 1.24%
C&C Group PLC	9,710	60,424
DCC PLC	2,360	86,466
Glanbia PLC	4,190	56,070
Grafton Group PLC Units	7,445	51,836
Kenmare Resources PLC[a]	64,470	26,560
Kingspan Group PLC	4,795	57,977
Paddy Power PLC	955	80,518

Security	Shares	Value

Smurfit Kappa Group PLC	4,770	$70,874

		490,725
ISRAEL — 0.57%
Africa Israel Investments Ltd.[a]	3,825	9,266
Allot Communications Ltd.[a]	1,455	16,708
Babylon Ltd.	1,310	7,860
Clal Industries Ltd.	2,380	9,464
Discount Investment Corp. Ltd. Registered[a]	1,450	5,260
Frutarom	1,865	27,573
Given Imaging Ltd.[a]	1,000	15,909
Hadera Paper Ltd.[a]	445	25,830
Jerusalem Economy Ltd.[a]	940	6,597
Kamada Ltd.[a]	1,305	14,931
Menorah Mivtachim Holdings Ltd.[a]	1,505	15,942
Nova Measuring Instruments Ltd.[a]	1,290	11,530
Phoenix Holdings Ltd.	10,000	30,222
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[c]	355	16,395
Tower Semiconductor Ltd.[a]	1,620	10,615

		224,102
ITALY — 3.10%
A2A SpA	29,455	23,184
ACEA SpA	2,150	14,726
Amplifon SpA	4,360	22,476
Ansaldo STS SpA	3,086	31,877
Autostrada Torino-Milano SpA	1,140	13,602
Azimut Holding SpA	3,450	64,225
Banca Carige SpA	17,600	12,808
Banca Generali SpA	1,150	23,728
Banca Piccolo Credito Valtellinese Scrl	13,420	16,808
Banca Popolare dell’Emilia Romagna Scrl	9,795	83,035
Banca Popolare di Milano Scrl[a]	105,065	70,228
Banca Popolare di Sondrio Scrl	8,725	50,636
Banco di Desio e della Brianza SpA	2,880	7,510
Beni Stabili SpA	23,810	16,794
CIR SpA	15,740	18,199
COFIDE SpA	44,035	24,616
Credito Emiliano SpA	4,470	25,577
Danieli & C. Officine Meccaniche SpA RNC	2,525	42,311
DiaSorin SpA	1,040	39,050
ERG SpA	1,545	14,808
Fondiaria-Sai SpA[a,c]	20,100	41,075
Geox SpA	3,135	9,506
Gruppo Editoriale L’Espresso SpA	9,140	9,562
Hera SpA	14,965	30,483
Indesit Co. SpA	1,865	14,667
Industria Macchine Automatiche SpA	865	20,619
Interpump Group SpA	4,325	38,090
Iren SpA	27,240	27,833
Italcementi SpA	3,905	24,249
Italcementi SpA	2,865	8,839
Juventus Football Club SpA[a]	18,845	5,342
Milano Assicurazioni SpA[a]	21,205	13,900
Piaggio & C. SpA	9,575	24,616
Recordati SpA	2,465	25,446
Safilo Group SpA[a]	1,490	24,457
Salvatore Ferragamo Italia SpA	1,125	33,624
Saras SpA[a]	5,936	7,912
Societa Cattolica di Assicurazioni Scrl[a]	2,336	45,920
Societa Iniziative Autostradali e Servizi SpA	1,745	15,805

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Sorin SpA[a]	17,325	$48,606
Tod’s SpA	315	45,766
Trevi Finanziaria Industriale SpA	981	7,501
Unipol Gruppo Finanziario SpA[a]	7,775	26,651
Yoox SpA[a]	1,715	32,243
Zignago Vetro SpA	4,828	30,400

		1,229,310
JAPAN — 19.98%
Accordia Golf Co. Ltd.	45	51,140
Adeka Corp.	5,500	49,461
Advan Co. Ltd.	1,500	18,987
AEON Delight Co. Ltd.	1,000	20,727
Aica Kogyo Co. Ltd.	1,000	20,162
Akebono Brake Industry Co. Ltd.[c]	7,000	33,631
Amano Corp.	5,000	53,434
AS ONE Corp.	1,000	23,632
Asahi Diamond Industrial Co. Ltd.	2,000	20,963
Asahi Holdings Inc.	500	10,122
Asahi Organic Chemicals Industry Co. Ltd.	10,000	22,585
Askul Corp.	500	8,875
Asunaro Aoki Construction Co. Ltd.	2,500	13,628
Bank of Okinawa Ltd. (The)	1,500	72,836
Best Denki Co. Ltd.[a]	9,500	20,871
Central Glass Co. Ltd.	5,000	17,657
Chuetsu Pulp & Paper Co. Ltd.	10,000	15,399
CKD Corp.	1,000	7,299
CMK Corp.	3,000	10,410
Colowide Co. Ltd.	5,000	50,149
Dai Nippon Toryo Co. Ltd.	10,000	18,376
Daibiru Corp.	3,000	41,823
Daiei Inc. (The)[a]	9,000	35,294
Daifuku Co. Ltd.	5,000	44,195
Daihen Corp.	10,000	30,387
Daiichi Chuo Kisen Kaisha[a]	10,000	12,935
Daikokutenbussan Co. Ltd.	1,000	27,379
Daikyo Inc.	5,000	19,300
Daio Paper Corp.	5,000	29,976
Daiseki Co. Ltd.	2,000	38,292
Daisyo Corp.	2,500	31,824
Daiwabo Holdings Co. Ltd.	15,000	28,334
Denyo Co. Ltd.	1,500	21,712
Doutor Nichires Holdings Co. Ltd.	3,500	49,944
Duskin Co. Ltd.	3,500	71,071
Dwango Co. Ltd.	5	25,254
EDION Corp.	4,000	18,725
Eighteenth Bank Ltd. (The)	10,000	25,767
Eiken Chemical Co. Ltd.	2,500	41,243
Enplas Corp.	500	29,052
ESPEC Corp.	2,000	16,610
Foster Electric Co. Ltd.	1,000	13,643
Fudo Tetra Corp.[a]	4,500	8,916
Fuji Kyuko Co. Ltd.[c]	5,000	46,966
Fuji Oil Co. Ltd.	3,000	47,613
Fuji Seal International Inc.	500	14,080
Fuji Soft Inc.	2,000	53,424
Fujibo Holdings Inc.	5,000	14,064
Fujimi Inc.	500	6,688
Fujita Kanko Inc.	5,000	26,640
Fujitsu Frontech Ltd.	2,000	13,346
Funai Electric Co. Ltd.[a]	500	6,195
Furukawa Co. Ltd.[a]	45,000	57,746

Security	Shares	Value

Furuno Electric Co. Ltd.	2,500	$19,788
Futaba Corp.	1,500	20,896
Futaba Industrial Co. Ltd.[a]	4,000	18,602
Fuyo General Lease Co. Ltd.	1,000	45,478
Gecoss Corp.	1,500	11,749
Geo Holdings Corp.	20	23,899
GMO Internet Inc.	3,500	45,847
Goldcrest Co. Ltd.	1,360	44,747
Gun-Ei Chemical Industry Co. Ltd.	5,000	11,703
H.I.S. Co. Ltd.	500	21,558
Hanwa Co. Ltd.	15,000	56,514
Hazama Ando Corp.	3,000	7,053
Heiwa Real Estate Co. Ltd.	3,000	76,070
Hioki E.E. Corp.	1,000	16,015
Hitachi Cable Ltd.[a]	10,000	17,349
Hitachi Kokusai Electric Inc.	5,000	58,824
Hitachi Zosen Corp.	35,000	58,208
Hogy Medical Co. Ltd.	1,000	61,595
Hokkan Holdings Ltd.	5,000	15,348
Hokuetsu Kishu Paper Co. Ltd.	7,500	33,338
Honeys Co. Ltd.	1,100	14,240
HORIBA Ltd.	1,500	54,204
Hosiden Corp.	4,500	25,685
Ichibanya Co. Ltd.	1,500	66,908
Ichiyoshi Securities Co. Ltd.	500	7,273
Iino Kaiun Kaisha Ltd.	1,500	10,425
Inaba Denki Sangyo Co. Ltd.	2,000	58,967
Inaba Seisakusho Co. Ltd.	1,500	21,682
Iseki & Co. Ltd.	10,000	36,341
Ishihara Sangyo Kaisha Ltd.[a]	20,000	17,657
IT Holdings Corp.	1,500	22,544
Iwatani Corp.	5,000	22,226
Japan Airport Terminal Co. Ltd.	3,500	54,040
Japan Bridge Corp.[a]	6,500	13,746
Japan Digital Laboratory Co. Ltd.	1,500	18,448
Japan Securities Finance Co. Ltd.	5,000	49,174
Japan Transcity Corp.	5,000	19,864
JCR Pharmaceuticals Co. Ltd.	500	13,397
Joshin Denki Co. Ltd.	5,000	44,811
Juki Corp.[a,c]	10,000	16,939
JVC Kenwood Corp.	6,000	15,522
Kadokawa Group Holdings Inc.[c]	1,000	31,362
Kanematsu Corp.[a]	25,000	34,647
Kanto Denka Kogyo Co. Ltd.[a]	5,000	12,781
Keihin Corp.	500	8,172
Keiyo Co. Ltd.[c]	5,000	25,305
Kenedix Inc.[a]	80	57,900
Kinugawa Rubber Industrial Co. Ltd.	5,000	26,178
Kisoji Co. Ltd.	2,500	49,738
Kitagawa Iron Works Co. Ltd.	5,000	8,675
Kitz Corp.	1,500	8,654
Kiyo Holdings Inc.	45,000	78,534
Komori Corp.	3,000	37,142
Kourakuen Corp.[c]	2,000	25,377
Kureha Corp.	10,000	35,315
Kyoei Steel Ltd.	500	9,547
Kyoritsu Maintenance Co. Ltd.	1,500	45,319
Kyowa Exeo Corp.	5,000	58,978
Leopalace21 Corp.[a]	5,500	30,490
Maeda Corp.	5,000	23,920
Maezawa Kasei Industries Co. Ltd.	1,500	16,538
Makino Milling Machine Co. Ltd.	5,000	29,668
Mars Engineering Corp.	1,000	22,339

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Maruha Nichiro Holdings Inc.	20,000	$40,037
Marusan Securities Co. Ltd.	2,500	21,199
Matsuya Co. Ltd.[a]	1,500	29,504
Matsuya Foods Co. Ltd.	2,000	33,344
Megachips Corp.	1,000	15,142
MEGMILK SNOW BRAND Co. Ltd.	2,000	30,736
Meidensha Corp.	10,000	29,874
Meitec Corp.	2,000	51,473
Mikuni Coca-Cola Bottling Co. Ltd.	3,500	41,464
MIRAIT Holdings Corp.	1,500	16,200
Mitsubishi Paper Mills Ltd.[a]	40,000	39,421
Mitsubishi Steel Manufacturing Co. Ltd.	5,000	10,728
Mitsui Matsushima Co. Ltd.	5,000	9,650
Mitsumi Electric Co. Ltd.[a]	3,500	20,013
Mitsuuroko Holdings Co. Ltd.	2,000	10,307
Miura Co. Ltd.	1,500	35,310
Monex Group Inc.	30	13,520
MonotaRO Co. Ltd.	1,000	25,429
Mr Max Corp.	2,500	8,829
Nachi-Fujikoshi Corp.	10,000	44,554
Nagaileben Co. Ltd.	2,500	42,783
Net One Systems Co. Ltd.	3,000	26,270
Nice Holdings Inc.	5,000	14,116
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	36,295
Nichicon Corp.	3,500	36,793
Nichii Gakkan Co.	1,000	10,173
Nifco Inc.	3,000	68,402
Nihon Dempa Kogyo Co. Ltd.	1,500	14,875
Nihon Kohden Corp.	2,000	76,891
Nihon Unisys Ltd.	4,500	38,713
Nikkiso Co. Ltd.	5,000	70,937
Nippon Carbon Co. Ltd.	10,000	23,406
Nippon Chemi-Con Corp.[a]	5,000	17,041
Nippon Chemiphar Co. Ltd.	5,000	32,338
Nippon Coke & Engineering Co. Ltd.	15,000	19,403
Nippon Denko Co. Ltd.	5,000	17,452
Nippon Gas Co. Ltd.	1,500	18,648
Nippon Parking Development Co. Ltd.	265	21,546
Nippon Soda Co. Ltd.	5,000	23,252
Nippon Suisan Kaisha Ltd.	16,000	31,044
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	6,827
Nishimatsu Construction Co. Ltd.	5,000	9,547
Nishio Rent All Co. Ltd.	1,000	21,702
Nissha Printing Co. Ltd.[a]	1,000	16,107
Nissin Kogyo Co. Ltd.	2,500	55,256
Nitto Boseki Co. Ltd.	10,000	35,212
Nitto Kogyo Corp.	1,000	14,875
NOF Corp.	10,000	53,793
Noritsu Koki Co. Ltd.	3,000	21,404
Noritz Corp.	2,500	52,998
Oenon Holdings Inc.	10,000	28,231
Oita Bank Ltd. (The)	10,000	39,010
Okabe Co. Ltd.	2,000	20,717
Oki Electric Industry Co. Ltd.[a]	15,000	28,796
Okumura Corp.	15,000	60,671
Olympic Corp.	1,500	10,856
Onoken Co. Ltd.	2,500	25,690
Optex Co. Ltd.	1,000	14,834
OSG Corp.	4,000	60,815
Panasonic Industrial Devices SUNX Co. Ltd.	3,000	14,167
Paramount Bed Holdings Co. Ltd.	500	18,992
Parco Co. Ltd.	2,000	26,219
Pasona Group Inc.	35	27,990

Security	Shares	Value

Penta-Ocean Construction Co. Ltd.	10,000	$25,665
Pioneer Corp.[a,c]	11,000	22,585
Raito Kogyo Co. Ltd.	1,500	8,408
Resorttrust Inc.	2,000	68,165
Right On Co. Ltd.	2,000	19,875
Riken Technos Corp.	5,000	14,167
Ringer Hut Co. Ltd.	2,500	35,417
Round One Corp.	4,000	33,508
Royal Holdings Co. Ltd.	3,500	57,130
Ryosan Co. Ltd.	2,000	36,239
S.T. Corp.	500	5,112
Sagami Chain Co. Ltd.[a]	5,000	40,858
Saibu Gas Co. Ltd.	10,000	24,330
Saizeriya Co. Ltd.	2,500	35,417
San-Ai Oil Co. Ltd.	5,000	22,996
Sanken Electric Co. Ltd.[a]	5,000	23,406
Sankyo Tateyama Inc.[a]	500	13,792
Sankyu Inc.	10,000	44,657
Sanshin Electronics Co. Ltd.	2,500	15,758
Sanwa Holdings Corp.	5,000	30,336
Sanyo Special Steel Co. Ltd.	5,000	20,275
Sasebo Heavy Industries Co. Ltd.[a]	10,000	12,935
Seiko Holdings Corp.	10,000	58,618
Senshukai Co. Ltd.	3,000	27,533
Shikoku Chemicals Corp.	5,000	36,752
Shima Seiki Manufacturing Ltd.	1,000	21,640
Shimojima Co. Ltd.	1,000	10,225
Shinwa Co. Ltd.	1,500	18,232
Ship Healthcare Holdings Inc.	1,500	57,746
SHO-BOND Holdings Co. Ltd.	500	21,096
Showa Corp.	2,500	36,264
Sinfonia Technology Co. Ltd.	10,000	17,041
Sintokogio Ltd.	1,500	13,582
Sodick Co. Ltd.	1,000	6,026
Star Micronics Co. Ltd.	2,500	29,052
Start Today Co. Ltd.	2,000	30,264
Sumitomo Mitsui Construction Co. Ltd.[a,c]	15,000	15,245
Sumitomo Warehouse Co. Ltd. (The)	5,000	35,828
SWCC Showa Holdings Co. Ltd.[a]	10,000	10,369
SxL Corp.[a]	5,000	8,931
T-Gaia Corp.	2,500	26,999
Tadano Ltd.	5,000	62,622
Taikisha Ltd.	1,000	22,636
Taisei Lamick Co. Ltd.	1,000	25,192
Takaoka Toko Holdings Co. Ltd.	500	6,837
Takiron Co. Ltd.	5,000	18,017
Tamura Corp.	10,000	20,737
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	7,135
Tekken Corp.[a]	5,000	6,929
Tenma Corp.	2,500	32,492
Toa Oil Co. Ltd.	15,000	18,171
Toagosei Co. Ltd.	15,000	64,675
TOC Co. Ltd.	5,000	39,318
Toda Kogyo Corp.	5,000	16,682
Toho Bank Ltd. (The)	15,000	46,966
Toho Holdings Co. Ltd.	3,000	68,710
Toho Titanium Co. Ltd.	1,000	8,582
Toho Zinc Co. Ltd.	5,000	18,684
TOKAI Holdings Corp.	4,000	13,058
Tokai Tokyo Financial Holdings Inc.	5,000	45,375
TOKO Inc.[a]	5,000	14,834
Tokushu Tokai Paper Co. Ltd.	5,000	10,933
Tokuyama Corp.	15,000	40,345

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Tokyo Dome Corp.	10,000	$77,199
Tokyo Ohka Kogyo Co. Ltd.	2,500	54,153
Tokyo Seimitsu Co. Ltd.	500	10,990
Tokyo Tomin Bank Ltd. (The)	3,500	48,794
Tokyotokeiba Co. Ltd.	5,000	26,024
Tokyu Construction Co. Ltd.[a]	2,750	6,634
TOLI Corp.	10,000	22,482
Tomy Co. Ltd.	2,500	12,473
Topcon Corp.	2,500	27,898
Torishima Pump Manufacturing Co. Ltd.	1,000	8,120
Tosho Printing Co. Ltd.	5,000	15,758
Totetsu Kogyo Co. Ltd.	500	8,356
Toyo Construction Co. Ltd.	2,500	7,571
Toyo Electric Manufacturing Co. Ltd.	5,000	17,093
Toyo Engineering Corp.	5,000	23,920
Toyo Ink SC Holdings Co. Ltd.	5,000	23,304
Toyo Tanso Co. Ltd.	1,000	21,846
Trans Cosmos Inc.	2,500	34,904
TS Tech Co. Ltd.	500	15,188
TSI Holdings Co. Ltd.	3,000	22,144
Tsubakimoto Chain Co.	5,000	26,743
Tsukui Corp.	1,000	14,875
ULVAC Inc.[a]	2,500	19,557
Unipres Corp.	500	11,133
United Arrows Ltd.	1,000	38,805
Unitika Ltd.[a]	20,000	13,140
Wacom Co. Ltd.	15	68,602
Watami Co. Ltd.	1,500	27,364
Wood One Co. Ltd.	5,000	16,477
Xebio Co. Ltd.	500	11,775
Yachiyo Bank Ltd. (The)	1,000	37,317
Yamanashi Chuo Bank Ltd. (The)	10,000	46,402
Yomiuri Land Co. Ltd.	5,000	51,329
Zensho Holdings Co. Ltd.	4,500	59,686

		7,915,316
NETHERLANDS — 2.18%
Aalberts Industries NV	3,860	86,590
Arcadis NV	2,160	59,817
ASM International NV	2,015	67,304
BinckBank NV	2,975	22,823
CSM NV CVA	2,335	52,303
Delta Lloyd NV	5,817	111,586
Eurocommercial Properties NV	1,270	51,939
Grontmij NVa	2,426	11,729
Koninklijke BAM Groep NV	7,350	32,559
Koninklijke Ten Cate NV	775	18,836
Koninklijke Wessanen NV	6,385	22,426
Nutreco NV	1,145	108,795
PostNL NVa,c	12,560	28,614
Royal Imtech NVa,c	3,195	35,552
TKH Group NV	395	10,728
TomTom NVa	2,670	12,042
Unit4 NV	995	33,963
USG People NV	3,067	24,006
VastNed Retail NV	220	9,831
Wereldhave NV	860	62,451

		863,894
NEW ZEALAND — 1.39%
Freightways Ltd.	13,755	53,099

Security	Shares	Value

Goodman Property Trust	66,760	$64,715
Infratil Ltd.	31,605	62,494
Kathmandu Holdings Ltd.	9,085	17,535
Mainfreight Ltd.	3,455	31,239
New Zealand Oil & Gas Ltd.	23,725	16,689
Nuplex Industries Ltd.	12,575	35,922
Precinct Properties New Zealand Ltd.	57,805	53,307
Ryman Healthcare Ltd.	17,385	90,974
Tower Ltd.	21,880	32,284
Trade Me Ltd.	18,945	80,285
Vital Healthcare Property Trust	10,475	12,401

		550,944
NORWAY — 2.50%
Algeta ASA[a,c]	1,800	61,125
Archer Ltd.[a]	8,315	5,445
Atea ASA	5,365	57,545
Austevoll Seafood ASA	1,440	9,530
BW Offshore Ltd.	21,545	20,359
Cermaq ASA	1,290	19,270
Det norske oljeselskap ASA[a]	2,225	31,595
DNO International ASA[a]	34,280	59,961
Fred Olsen Energy ASA	1,060	46,215
Frontline Ltd.[a,c]	3,465	6,440
Golden Ocean Group Ltd.[a]	5,581	5,380
Marine Harvest ASA[a]	81,455	84,892
Nordic Semiconductor ASA[a]	6,121	18,606
Norwegian Air Shuttle ASa	420	20,208
Norwegian Property ASA	23,940	33,641
Opera Software ASA	1,185	8,069
Petroleum Geo-Services ASA	6,270	91,920
Prosafe SE	5,680	54,609
Renewable Energy Corp. ASA[a,c]	75,306	20,877
Songa Offshore SEa,c	5,205	5,172
SpareBank 1 SMN	4,720	40,173
SpareBank 1 SR Bank ASA	3,495	31,265
Storebrand ASA[a]	12,430	56,568
TGS-NOPEC Geophysical Co. ASA	3,710	133,074
Tomra Systems ASA	7,350	68,942

		990,881
PORTUGAL — 0.59%
Altri SGPS SA	12,935	33,510
Banco Comercial Portugues SA Registered[a,c]	358,410	49,615
Mota-Engil SGPS SA	4,855	13,442
Portucel SA	11,355	41,273
Semapa - Sociedade de Investimento e Gestao SGPS SA	2,690	25,464
Sonae SGPS SA	36,930	35,932
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	7,860	35,337

		234,573
SINGAPORE — 4.88%
AIMS AMP Capital Industrial REIT	25,000	36,942
ARA Asset Management Ltd.[c]	22,660	34,864
Ascendas Hospitality Trust	60,000	49,689
Ascendas India Trust	30,000	19,973
Ascott Residence Trust	30,000	34,222
Asiasons Capital Ltd.[a,c]	25,000	19,080
Biosensors International Group Ltd.[a,c]	55,000	53,587
Blumont Group Ltd.[a]	35,000	22,734

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Cache Logistics Trust	45,000	$51,699
Cambridge Industrial Trust	85,200	59,145
CapitaRetail China Trust	40,000	54,723
CDL Hospitality Trusts	40,000	64,954
China Fishery Group Ltd.[c]	70,400	22,006
CitySpring Infrastructure Trust[c]	95,000	38,180
CSE Global Ltd.[c]	25,000	17,152
Ezion Holdings Ltd.	25,000	41,408
Ezra Holdings Ltd.[a]	25,000	19,385
Far East Hospitality Trust	30,000	27,524
First REIT	15,000	17,477
First Resources Ltd.	20,000	28,092
Fortune REIT	30,000	27,833
Frasers Centrepoint Trust	25,000	45,670
Frasers Commercial Trust	55,200	69,916
Gallant Venture Ltd.[a]	75,000	17,050
GMG Global Ltd.	230,000	21,475
GuocoLeisure Ltd.	35,000	24,865
Hi-P International Ltd.[c]	15,000	8,525
Hong Leong Asia Ltd.[c]	10,000	13,194
Hyflux Ltd.	30,500	33,926
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—
Keppel REIT Management Ltd.[c]	35,000	42,910
LionGold Corp. Ltd.[a,c]	55,000	51,131
Lippo Malls Indonesia Retail Trust	85,000	36,232
Mapletree Commercial Trust	40,000	47,578
Mapletree Industrial Trust	60,000	76,483
Mapletree Logistics Trust	65,600	69,773
Midas Holdings Ltd.	50,000	20,095
Oceanus Group Ltd.[a,c]	305,000	12,629
Orchard Parade Holdings Ltd.[c]	5,000	9,053
OSIM International Ltd.	20,000	32,396
Overseas Union Enterprise Ltd.	15,000	37,876
Pacific Andes Resources Development Ltd.[c]	75,000	8,221
Parkway Life REIT	25,000	54,196
Perennial China Retail Trust	20,000	10,393
Raffles Education Corp. Ltd.[a]	65,800	17,096
Raffles Medical Group Ltd.	20,000	55,535
Sabana Shari’ah Compliant Industrial REIT	30,000	33,248
SATS Ltd.	20,000	51,151
Sound Global Ltd.[c]	35,000	15,914
Starhill Global REIT	55,000	43,093
Super Group Ltd.[c]	15,000	47,863
Swiber Holdings Ltd.[c]	20,000	9,905
Tat Hong Holdings Ltd.	30,000	36,293
Tiger Airways Holdings Ltd.[a,c]	72,000	38,582
United Engineers Ltd.[c]	15,000	38,241
UOB-Kay Hian Holdings Ltd.[c]	5,000	6,983
Ying Li International Real Estate Ltd.[a]	80,000	33,126
Yoma Strategic Holdings Ltd.	30,000	19,730

		1,931,016
SPAIN — 2.39%
Abengoa SA	7,475	20,006
Abengoa SA Class B	8,510	20,812
Almirall SA	1,970	26,076
Antena 3 Television SA	2,090	12,730
Bankia SAa,c	374	1,972
Bolsas y Mercados Espanoles	2,076	56,382
Codere SAa	1,775	4,821
Construcciones y Auxiliar de Ferrocarriles SA	120	47,462
Duro Felguera SA	3,545	25,285

Security	Shares	Value

Ebro Foods SA	3,575	$73,386
Ence Energia y Celulosa SA	13,419	35,383
FAES FARMA SA	7,966	21,792
Fomento de Construcciones y Contratas SA	2,136	22,166
Gamesa Corporacion Tecnologica SA	13,575	53,173
Grupo Catalana Occidente SA	2,825	64,061
Indra Sistemas SA	4,380	58,959
Melia Hotels International SA	3,615	26,809
NH Hoteles SAa	8,713	30,441
Obrascon Huarte Lain SA	2,862	105,953
Papeles y Cartones de Europa SA	5,016	16,930
Prosegur Compania de Seguridad SA	8,850	49,472
Realia Business SAa	5,511	3,415
Sacyr Vallehermoso SAa,c	8,095	16,863
Tecnicas Reunidas SA	820	39,752
Tubacex SA	2,060	5,785
Tubos Reunidos SA	390	843
Viscofan SA	1,565	81,376
Zeltia SAa	11,370	23,010

		945,115
SWEDEN — 4.54%
AarhusKarlshamn AB	940	49,373
Active Biotech ABa,c	2,230	19,550
AF AB Class B	715	19,606
Avanza Bank Holding AB	2,080	45,870
Axfood AB	905	39,845
Axis Communications ABc	2,000	54,966
Betsson ABa	1,330	38,935
Billerud AB	8,475	83,792
Castellum AB	7,725	115,759
CDON Group ABa,c	3,390	15,816
Clas Ohlson AB Class B	1,000	13,479
Concentric AB	1,746	17,802
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa	2,860	6,892
Fabege AB	6,185	66,884
Fastighets AB Balder Class Ba	1,545	11,170
Hakon Invest ABa	2,670	72,183
Haldex AB	2,036	12,896
Hexpol AB	826	46,512
Hoganas AB Class B	1,110	53,072
Hufvudstaden AB Class A	4,050	52,994
Intrum Justitia AB	1,630	33,617
JM AB	3,000	67,664
KappAhl ABa	1,322	5,228
Klovern AB	4,735	21,432
Kungsleden AB	6,510	45,658
Lindab International AB	4,000	31,329
Loomis AB Class B	1,910	37,252
Lundbergforetagen AB	655	25,560
Meda AB Class A	7,500	89,678
Mekonomen AB	500	15,796
NCC AB Class B	2,905	68,887
Nibe Industrier AB Class B	2,685	43,885
Nobia AB	2,356	13,467
Nordnet AB	1,821	5,092
Peab AB	7,150	40,074
Rezidor Hotel Group ABa	5,055	23,974
Saab AB Class B	1,495	32,842
SAS ABa,c	9,963	21,625
SkiStar AB	2,550	29,841

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Swedish Orphan Biovitrum ABa	5,915	$37,739
Trelleborg AB Class B	9,000	133,613
Wallenstam AB Class B	3,715	52,800
Wihlborgs Fastigheter AB	5,110	84,467

		1,798,916
SWITZERLAND — 3.14%
AMS AG	280	26,133
Autoneum Holding AGa	65	4,471
Basilea Pharmaceutica AG Registered	155	8,576
Belimo Holding AG Registered	10	22,778
Bucher Industries AG Registered	410	98,953
Burckhardt Compression Holding AG	55	22,499
Dufry AG Registered[a]	845	112,703
EFG International AG	506	6,782
Flughafen Zurich AG Registered	67	32,618
Forbo Holding AG Registered[a]	80	51,671
Galenica Holding AG Registered	150	98,498
Gategroup Holding AGa	380	7,363
Georg Fischer AG Registered[a]	120	52,220
Helvetia Holding AG Registered	255	106,988
Kaba Holding AG Class B Registered	160	62,694
Kudelski SA Bearer[a]	4,405	55,480
Kuoni Reisen Holding AG Class B Registered[a]	100	30,518
Logitech International SA Registered[a,c]	5,620	35,815
Meyer Burger Technology AGa,c	1,920	11,740
Mobimo Holding AG Registered	160	35,998
Nobel Biocare Holding AG Registered	3,565	39,912
OC Oerlikon Corp. AG Registered[a]	6,080	70,359
Panalpina Welttransport Holding AG Registered	495	48,224
Rieter Holding AG Registered[a]	115	19,213
Schmolz + Bickenbach AG Registered[a]	850	2,498
Straumann Holding AG Registered	240	31,494
Tecan AG Registered	190	17,692
Temenos Group AG Registered[a]	1,655	39,195
Valiant Holding Registered	400	37,505
Valora Holding AG Registered	110	21,646
Vontobel Holding AG Registered	925	29,872

		1,242,108
UNITED KINGDOM — 23.58%
888 Holdings PLC	3,025	8,004
Afren PLC[a]	32,871	68,606
Alent PLC[a]	8,310	43,871
Amlin PLC	17,020	112,423
APR Energy PLC	2,150	27,774
Aquarius Platinum Ltd.[a]	19,585	12,879
Ashtead Group PLC	16,215	148,268
AVEVA Group PLC	2,390	82,580
AZ Electronic Materials SA	12,435	55,100
Balfour Beatty PLC	21,521	72,316
Barratt Developments PLC[a]	29,370	142,254
BBA Aviation PLC	12,310	48,071
Beazley PLC	16,680	58,282
Bellway PLC	3,640	76,198
Berendsen PLC	3,700	44,543
Berkeley Group Holdings PLC (The)[a]	3,825	124,125
Betfair Group PLC	3,030	40,792
Big Yellow Group PLC	1,835	11,524
Bodycote PLC	7,256	58,443
Booker Group PLC	42,945	79,539

Security	Shares	Value

Bovis Homes Group PLC	5,245	$62,694
Britvic PLC	9,480	64,921
BTG PLC[a]	9,235	49,689
Bumi PLC[a]	3,750	15,134
bwin.party digital entertainment PLC[a]	23,110	48,054
Cable & Wireless Communications PLC	76,235	50,166
Cape PLC	3,460	16,061
Capital & Counties Properties PLC	18,695	89,619
Carillion PLC	15,700	65,536
Carphone Warehouse Group PLC	5,470	20,007
Catlin Group Ltd.	14,250	116,549
Centamin PLC[a]	37,285	23,984
Chemring Group PLC	7,625	32,173
Chesnara PLC	4,310	16,049
Close Brothers Group PLC	5,860	94,762
COLT Group SAa	11,060	19,796
Computacenter PLC	1,750	12,197
Cranswick PLC	975	16,040
CSR PLC	6,055	46,460
Dairy Crest Group PLC	4,525	32,375
Darty PLC	19,480	14,856
De La Rue PLC	2,405	34,867
Debenhams PLC	37,620	48,715
Dechra Pharmaceuticals PLC	2,320	25,926
Derwent London PLC	3,135	112,663
Devro PLC	4,695	24,107
Dignity PLC	2,110	45,221
Diploma PLC	3,100	27,526
Dixons Retail PLC[a]	110,871	60,568
Domino Printing Sciences PLC	3,425	35,556
Domino’s Pizza Group PLC	4,565	46,253
DS Smith PLC	32,585	118,319
Dunelm Group PLC	2,435	32,024
Electrocomponents PLC	14,175	53,037
Elementis PLC	15,525	63,670
EnQuest PLC[a]	17,640	35,389
Enterprise Inns PLC[a]	15,085	22,997
F&C Asset Management PLC	4,595	7,009
Fenner PLC	6,405	35,050
Fidessa Group PLC	1,130	31,569
Filtrona PLC	6,660	73,233
FirstGroup PLC	13,695	44,996
Galliford Try PLC	3,545	54,374
Gem Diamonds Ltd.[a]	3,680	7,489
Genel Energy PLC[a]	2,810	38,924
Genus PLC	1,920	40,491
Go-Ahead Group PLC (The)	1,500	36,186
Grainger PLC	10,270	21,739
Great Portland Estates PLC	8,525	70,587
Greencore Group PLC	11,953	19,813
Greene King PLC	7,930	89,728
Greggs PLC	2,940	18,967
Halfords Group PLC	7,200	38,639
Halma PLC	10,265	79,962
Hansteen Holdings PLC	14,190	18,839
Hays PLC	43,325	62,981
Henderson Group PLC	27,355	70,249
Heritage Oil PLC[a]	6,265	15,601
Hikma Pharmaceuticals PLC	4,890	74,358
Hiscox Ltd.	13,625	118,965
Hochschild Mining PLC	4,705	18,197
Home Retail Group PLC	25,451	61,715
Homeserve PLC	10,870	35,426

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Howden Joinery Group PLC	22,425	$86,802
Hunting PLC	4,065	51,057
IG Group Holdings PLC	11,860	99,401
Imagination Technologies Group PLC[a]	7,785	51,544
Inchcape PLC	13,875	108,191
Intermediate Capital Group PLC	14,325	94,176
International Personal Finance PLC	7,925	62,906
Interserve PLC	6,320	46,507
ITE Group PLC	6,090	24,843
Jardine Lloyd Thompson Group PLC	4,411	58,183
JD Wetherspoon PLC	6,325	57,835
JKX Oil & Gas PLC[a]	3,845	4,054
Jupiter Fund Management PLC	9,025	46,424
Kcom Group PLC	13,080	17,233
Keller Group PLC	3,295	44,078
Kier Group PLC	1,800	32,834
Laird PLC	9,525	32,184
Lamprell PLC	3,995	8,985
Lancashire Holdings Ltd.	6,865	90,446
LondonMetric Property PLC	17,055	30,393
Marston’s PLC	28,455	64,128
Michael Page International PLC	10,715	62,138
Micro Focus International PLC	4,595	47,880
Millennium & Copthorne Hotels PLC	3,125	27,505
Mitchells & Butlers PLC[a]	11,805	61,440
Mitie Group PLC	7,215	31,016
Mondi PLC	12,530	166,057
Morgan Crucible Co. PLC (The)	10,520	42,816
Mothercare PLC[a]	2,255	11,126
N Brown Group PLC	5,715	39,671
National Express Group PLC	13,870	41,340
New World Resources PLC Class A	3,050	7,358
Ocado Group PLC[a,c]	14,025	37,108
Ophir Energy PLC[a]	13,630	86,319
Oxford Instruments PLC	1,625	38,949
Pace PLC	9,040	34,935
Paragon Group of Companies PLC	9,385	45,632
Pennon Group PLC	12,150	129,630
Persimmon PLC	9,420	158,342
Persimmon PLC Registered	9,420	10,996
Petra Diamonds Ltd.[a]	12,595	21,563
Petropavlovsk PLC	6,920	15,617
Phoenix Group Holdings	5,757	56,852
Playtech Ltd.	4,645	44,317
Premier Farnell PLC	16,170	53,228
Premier Foods PLC[a]	6,291	7,148
Premier Oil PLC[a]	15,730	91,294
Provident Financial PLC	4,470	113,331
PZ Cussons PLC	10,790	67,040
QinetiQ Group PLC	17,855	52,633
Rathbone Brothers PLC	1,800	40,902
Redrow PLC[a]	10,275	34,207
Regus PLC	23,260	59,299
Renishaw PLC	1,061	27,181
Restaurant Group PLC (The)	4,675	35,064
Rightmove PLC	2,870	85,809
Rotork PLC	2,441	110,518
RPC Group PLC	6,815	42,194
RPS Group PLC	9,655	37,477
Salamander Energy PLC[a]	6,825	19,407
Savills PLC	4,570	41,396
SDL PLC	2,550	14,443
Senior PLC	12,370	49,094

Security	Shares	Value

Shaftesbury PLC	8,915	$84,293
Shanks Group PLC	13,240	16,846
SIG PLC	15,828	39,933
Smiths News PLC	3,140	8,772
SOCO International PLC[a]	8,130	47,957
Spectris PLC	3,760	123,479
Speedy Hire PLC	10,525	7,945
Spirax-Sarco Engineering PLC	2,495	101,857
Spirent Communications PLC	19,810	40,236
Spirit Pub Co. PLC	23,070	23,339
Sports Direct International PLC[a]	6,405	46,474
St James’s Place PLC	9,930	85,621
St. Modwen Properties PLC	2,675	11,133
Stagecoach Group PLC	17,075	81,720
SThree PLC	2,110	11,018
SuperGroup PLC[a]	925	9,970
SVG Capital PLC[a]	5,430	33,644
Synergy Health PLC	1,605	27,154
Synthomer PLC	8,410	26,296
TalkTalk Telecom Group PLC	19,645	76,653
Taylor Wimpey PLC	94,865	137,313
Telecity Group PLC	4,895	70,281
Thomas Cook Group PLC[a]	32,020	64,538
Travis Perkins PLC	8,015	178,885
Tullett Prebon PLC	8,700	33,107
UBM PLC	5,720	65,167
Ultra Electronics Holdings PLC	1,855	47,638
UNITE Group PLC	8,170	44,226
United Drug PLC	7,720	36,395
Vesuvius PLC	9,190	49,776
Victrex PLC	3,320	82,934
W.S. Atkins PLC	3,695	51,816
WH Smith PLC	4,635	53,347
Xchanging PLC	6,445	13,442

		9,340,320

TOTAL COMMON STOCKS
(Cost: $39,420,272)		38,968,485

INVESTMENT COMPANIES — 0.46%

AUSTRALIA — 0.15%
Australian Infrastructure Fund	17,600	57,550

		57,550
SWITZERLAND — 0.31%
BB BIOTECH AG Registered[a]	490	60,554
Schroder ImmoPLUS	25	29,119
Swisscanto (CH) Real Estate Fund Ifca	275	34,991

		124,664

TOTAL INVESTMENT COMPANIES
(Cost: $151,196)		182,214

PREFERRED STOCKS — 0.51%

GERMANY — 0.45%
Biotest AG	280	20,303

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP ex-NORTH AMERICA INDEX FUND

April 30, 2013

Security	Shares	Value

Draegerwerk AG & Co. KGaA	240	$29,620
Jungheinrich AG	251	10,366
ProSiebenSat.1 Media AG	3,040	116,551

		176,840
ITALY — 0.06%
Unipol Gruppo Finanziario SpA	8,415	25,650

		25,650

TOTAL PREFERRED STOCKS
(Cost: $122,801)		202,490

RIGHTS — 0.01%

ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	83	274

		274
SPAIN — 0.00%
Bankia SAa,c	374	611
FAES FARMA SAa	7,966	872

		1,483
SWITZERLAND — 0.01%
Meyer Burger Technology AGa,c	1,920	1,612

		1,612

TOTAL RIGHTS
(Cost: $8,912)		3,369

SHORT-TERM INVESTMENTS — 3.89%

MONEY MARKET FUNDS — 3.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	1,436,640	1,436,640
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	99,833	99,833

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	6,081	$6,081

		1,542,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,542,554)		1,542,554

TOTAL INVESTMENTS IN SECURITIES — 103.24%
(Cost: $41,245,735)		40,899,112
Other Assets, Less Liabilities — (3.24)%		(1,284,645)

NET ASSETS — 100.00%		$39,614,467

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

66

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 21.47%
iShares Dow Jones Select Dividend Index Fund[a]	169,516	$11,098,213
iShares High Dividend Equity Fund[a,b]	121,353	8,319,962
iShares S&P U.S. Preferred Stock Index Fund[a]	139,898	5,703,641

		25,121,816
DOMESTIC FIXED INCOME — 46.55%
iShares 10+ Year Credit Bond Fund[a]	92,351	5,785,790
iShares Barclays 10-20 Year Treasury Bond Fund[a]	59,223	8,102,299
iShares Barclays 20+ Year Treasury Bond Fund[a]	143,620	17,666,696
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	239,114	22,919,077

		54,473,862
DOMESTIC REAL ESTATE — 15.11%
iShares FTSE NAREIT Mortgage Plus Capped Index Fund[a]	1,123,746	17,687,762

		17,687,762
INTERNATIONAL EQUITY — 4.03%
iShares S&P Global Infrastructure Index Fund[a,b]	121,417	4,720,693

		4,720,693
INTERNATIONAL FIXED INCOME — 12.78%
iShares J.P. Morgan USD Emerging Markets Bond Fund[a,b]	123,203	14,956,844

		14,956,844

TOTAL INVESTMENT COMPANIES
(Cost: $112,019,112)		116,960,977

SHORT-TERM INVESTMENTS — 16.50%

MONEY MARKET FUNDS — 16.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	17,935,716	17,935,716
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	1,246,364	1,246,364

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	135,324	$135,324

		19,317,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,317,404)		19,317,404

TOTAL INVESTMENTS IN SECURITIES — 116.44%
(Cost: $131,336,516)		136,278,381
Other Assets, Less Liabilities — (16.44)%		(19,243,867)

NET ASSETS — 100.00%		$117,034,514

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.44%

AUSTRALIA — 3.43%
ALS Ltd.	33,319	$338,604
Alumina Ltd.[a]	356,701	357,314
Amcor Ltd.	73,237	751,874
AMP Ltd.	563,045	3,156,131
APA Group	45,617	308,266
Asciano Ltd.	82,689	463,511
ASX Ltd.	93,357	3,644,755
Aurizon Holdings Ltd.	75,023	323,192
Australia and New Zealand Banking Group Ltd.	290,831	9,612,402
Bendigo and Adelaide Bank Ltd.	39,617	454,836
BHP Billiton Ltd.	392,580	13,325,824
Boral Ltd.	75,580	392,279
Brambles Ltd.	455,282	4,121,119
Coca-Cola Amatil Ltd.	31,367	492,966
Commonwealth Bank of Australia	195,663	14,918,277
CSL Ltd.	79,547	5,198,843
Dexus Property Group	426,387	511,216
Federation Centres	147,784	398,858
Fortescue Metals Group Ltd.	269,932	980,710
Goodman Group	135,589	733,298
GPT Group	129,357	550,544
Iluka Resources Ltd.	113,477	1,054,263
Incitec Pivot Ltd.	174,974	524,916
James Hardie Industries SE	65,737	691,936
Lend Lease Group	14,870	166,398
Macquarie Group Ltd.	73,987	3,009,878
Mirvac Group	272,961	501,524
National Australia Bank Ltd.	193,594	6,832,647
Newcrest Mining Ltd.	111,271	1,941,636
Orica Ltd.	122,525	2,906,224
Origin Energy Ltd.	130,935	1,674,498
OZ Minerals Ltd.	41,475	185,128
QBE Insurance Group Ltd.	156,227	2,168,231
Rio Tinto Ltd.	77,799	4,506,365
Santos Ltd.	197,344	2,529,933
SP AusNet	435,948	567,932
Stockland Corp. Ltd.	136,854	549,777
Suncorp Group Ltd.	343,221	4,624,520
Telstra Corp. Ltd.	757,519	3,915,985
Transurban Group	85,987	608,745
Wesfarmers Ltd.	159,094	7,162,446
Westfield Group	242,214	2,929,161
Westfield Retail Trust	343,201	1,175,657
Westpac Banking Corp.	378,131	13,267,135
Woodside Petroleum Ltd.	97,874	3,816,024
Woolworths Ltd.	167,161	6,317,915
WorleyParsons Ltd.	22,370	528,746

		135,192,439
AUSTRIA — 0.13%
Erste Group Bank AGa	48,490	1,521,516
IMMOFINANZ AGa	93,357	382,169
OMV AG	32,898	1,547,322
Telekom Austria AG	52,421	359,796

Security	Shares	Value

Voestalpine AG	46,990	$1,468,564

		5,279,367
BELGIUM — 0.40%
Ageas	35,251	1,292,933
Anheuser-Busch InBev NV	110,607	10,535,806
Groupe Bruxelles Lambert SA	32,244	2,499,617
KBC Groep NV	23,120	908,346
UCB SA	5,655	334,605

		15,571,307
BRAZIL — 0.63%
BM&F Bovespa SA	226,200	1,571,352
BR Malls Participacoes SA	75,400	895,599
BR Properties SA	75,400	840,920
BRF — Brasil Foods SA	75,400	1,866,617
BRF — Brasil Foods SA SP ADR	84,863	2,107,148
CCR SA	75,400	745,892
Cielo SA	45,240	1,200,970
Companhia de Saneamento Basico do Estado de Sao Paulo	113,100	1,592,280
Companhia Hering SA	37,700	771,158
Companhia Siderurgica Nacional SA	56,600	223,626
Companhia Siderurgica Nacional SA SP ADR	78,185	312,740
Embraer SA	37,700	330,146
Embraer SA SP ADR	52,234	1,824,534
Hypermarcas SAa	37,700	301,864
Natura Cosmeticos SA	37,700	955,368
OGX Petroleo e Gas Participacoes SAa	93,200	90,893
OGX Petroleo e Gas Participacoes SA SP ADR[a]	120,132	121,333
Petroleo Brasileiro SA	313,200	3,004,339
Petroleo Brasileiro SA SP ADR	93,916	1,798,491
Souza Cruz SA	37,700	575,069
TIM Participacoes SA	37,700	159,134
Ultrapar Participacoes SA	37,700	1,005,145
Vale SA	150,814	2,583,336

		24,877,954
CANADA — 3.72%
Agnico-Eagle Mines Ltd.	19,981	646,003
Agrium Inc.	16,370	1,502,977
Alimentation Couche-Tard Inc. Class B	6,409	390,013
ARC Resources Ltd.	23,374	654,384
Athabasca Oil Corp.[a]	17,342	125,688
Bank of Montreal	89,265	5,607,849
Bank of Nova Scotia	112,107	6,474,420
Barrick Gold Corp.	126,357	2,494,855
Baytex Energy Corp.	5,132	203,117
BCE Inc.	2,943	138,072
Bell Aliant Inc.	15,457	413,990
Bombardier Inc. Class B	85,987	341,948
Brookfield Asset Management Inc. Class A	121,857	4,711,457
Brookfield Office Properties Inc.	22,370	412,550
Cameco Corp.	94,107	1,837,512
Canadian Imperial Bank of Commerce	61,240	4,905,410
Canadian National Railway Co.	53,534	5,249,350
Canadian Natural Resources Ltd.	149,477	4,391,356
Canadian Oil Sands Ltd.	33,553	660,152
Canadian Pacific Railway Ltd.	47,125	5,882,602
Canadian Tire Corp. Ltd. Class A NVS	5,870	433,021
Canadian Utilities Ltd. Class A	4,817	397,103

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Catamaran Corp.[a]	20,358	$1,177,337
Cenovus Energy Inc.	75,594	2,265,904
Centerra Gold Inc.	3,620	15,152
Crescent Point Energy Corp.	22,997	879,778
Dollarama Inc.	7,917	580,876
Eldorado Gold Corp.	64,237	508,991
Enbridge Inc.	165,126	7,870,100
Encana Corp.	76,241	1,407,561
Finning International Inc.	7,163	154,818
First Quantum Minerals Ltd.	69,593	1,217,021
Fortis Inc.	11,870	412,444
Franco-Nevada Corp.	12,064	526,050
Gildan Activewear Inc.	11,870	478,057
Goldcorp Inc.	109,857	3,256,883
H&R Real Estate Investment Trust	10,933	269,018
Husky Energy Inc.	71,737	2,076,832
IAMGOLD Corp.	132,354	711,871
Imperial Oil Ltd.	61,987	2,469,989
Kinross Gold Corp.	190,145	1,037,825
Magna International Inc. Class A	17,870	1,076,624
Manulife Financial Corp.	168,974	2,501,390
National Bank of Canada	11,870	898,643
New Gold Inc.[a]	52,240	419,644
Open Text Corp.[a,b]	4,147	271,409
Osisko Mining Corp.[a]	16,370	69,168
Pacific Rubiales Energy Corp.	46,240	979,184
Pan American Silver Corp.	8,120	106,964
Pembina Pipeline Corp.	27,437	902,064
Penn West Petroleum Ltd.	141,227	1,305,772
Potash Corp. of Saskatchewan Inc.	112,107	4,725,691
Power Corp. of Canada	112,857	3,044,003
Research In Motion Ltd.[a,b]	67,237	1,102,958
Rogers Communications Inc. Class B	89,761	4,434,284
Royal Bank of Canada	135,354	8,178,969
Saputo Inc.	2,943	151,766
Shaw Communications Inc. Class B	178,724	4,076,083
Silver Wheaton Corp.	54,490	1,334,283
SNC-Lavalin Group Inc.	54,665	2,363,011
Sun Life Financial Inc.	79,987	2,260,009
Suncor Energy Inc.	210,094	6,560,673
Talisman Energy Inc.	202,594	2,433,102
Teck Resources Ltd. Class B	97,857	2,607,315
TELUS Corp.	22,380	806,557
Thomson Reuters Corp.	42,695	1,432,576
Tim Hortons Inc.	3,016	163,656
Toronto-Dominion Bank (The)	89,737	7,368,274
Tourmaline Oil Corp.[a]	37,900	1,506,053
TransCanada Corp.	96,357	4,784,082
Turquoise Hill Resources Ltd.[a]	121,834	859,990
Valeant Pharmaceuticals International Inc.[a]	29,870	2,271,765
Yamana Gold Inc.	32,045	397,277

		146,583,575
CHILE — 0.24%
AES Gener SA	300,892	218,097
Aguas Andinas SA Series A	288,695	229,609
Banco de Chile	757,490	117,632
Banco de Chile Series Ta	28,771	4,308
Banco de Credito e Inversiones	5,368	383,991
Banco Santander (Chile) SA	6,805,432	453,647
Banco Santander (Chile) SA SP ADR[b]	20,645	549,983
Cencosud SA	125,477	707,781

Security	Shares	Value

Colbun SA	980,440	$300,744
Compania Cervecerias Unidas SA	14,402	248,252
CorpBanca SA	10,916,473	149,844
CorpBanca SA SP ADR	34,864	714,015
Empresa Nacional de Electricidad SA	407,537	721,146
Empresas CMPC SA	138,473	504,171
Enersis SA	1,106,503	416,294
LATAM Airlines Group SA	11,788	243,278
LATAM Airlines Group SA SP ADR	94,707	1,960,435
S.A.C.I. Falabella SA	59,951	683,289
Sociedad Quimica y Minera de Chile SA Series B SP ADR	17,169	849,694

		9,456,210
CHINA — 2.17%
Agricultural Bank of China Ltd. Class H	1,131,000	540,681
Bank of China Ltd. Class H	8,870,000	4,148,919
Belle International Holdings Ltd.	620,000	1,011,417
Bosideng International Holdings Ltd.[b]	1,240,000	325,954
Brilliance China Automotive Holdings Ltd.[a]	1,508,000	1,845,991
China Communications Construction Co. Ltd. Class H	1,370,000	1,311,638
China Construction Bank Corp. Class H	7,163,260	5,999,689
China COSCO Holdings Co. Ltd. Class Ha,b	1,435,000	606,499
China Gas Holdings Ltd.[b]	904,000	891,117
China Life Insurance Co. Ltd. Class H	1,508,000	4,119,475
China Mengniu Dairy Co. Ltd.[b]	377,000	1,061,445
China Merchants Bank Co. Ltd. Class H	310,000	660,696
China Mobile Ltd.	754,000	8,253,524
China National Building Material Co. Ltd. Class H	754,000	889,962
China Overseas Land & Investment Ltd.	754,000	2,302,631
China Petroleum & Chemical Corp. Class H	3,016,000	3,299,467
China Shanshui Cement Group Ltd.[b]	1,370,000	774,979
China Shenhua Energy Co. Ltd. Class H	754,000	2,666,972
China Shipping Container Lines Co. Ltd. Class Ha,b	2,639,000	629,094
China Telecom Corp. Ltd. Class H	1,508,000	769,487
China Unicom (Hong Kong) Ltd.	754,000	1,082,334
CNOOC Ltd.	2,639,000	4,923,939
Country Garden Holdings Co. Ltd.[a]	1,131,813	641,700
Dongfang Electric Corp. Ltd. Class Hb	124,000	174,162
Evergrande Real Estate Group Ltd.[b]	1,508,000	615,978
Fosun International Ltd.	1,810,000	1,287,426
GCL-Poly Energy Holdings Ltd.[b]	1,370,000	277,156
GOME Electrical Appliances Holdings Ltd.[a,b]	2,262,000	227,348
Great Wall Motor Co. Ltd. Class H	310,000	1,344,162
Guangdong Investment Ltd.[b]	1,240,000	1,199,959
Haier Electronics Group Co. Ltd.[a,b]	620,000	1,107,285
Industrial and Commercial Bank of China Ltd. Class H	9,074,260	6,384,231
Kunlun Energy Co. Ltd.[b]	754,000	1,474,850
Lee & Man Paper Manufacturing Ltd.[b]	1,370,000	1,018,594
Lenovo Group Ltd.	754,000	688,846
Parkson Retail Group Ltd.[b]	310,000	167,771
PetroChina Co. Ltd. Class H	3,016,000	3,835,776
Ping An Insurance (Group) Co. of China Ltd. Class H	565,500	4,477,743
Shimao Property Holdings Ltd.	685,000	1,475,814
Shougang Fushan Resources Group Ltd.[b]	2,262,000	883,161
Sino-Ocean Land Holdings Ltd.[b]	1,696,500	1,119,254
Tencent Holdings Ltd.	150,800	5,172,662
Want Want China Holdings Ltd.[b]	1,885,000	2,987,591
Zhaojin Mining Industry Co. Ltd. Class H	310,000	344,329
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	226,220	226,494

		85,248,203

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

COLOMBIA — 0.12%
Bancolombia SA SP ADR[b]	70,324	$4,765,857

		4,765,857
CZECH REPUBLIC — 0.11%
CEZ AS	52,447	1,519,807
Komercni Banka AS	13,722	2,626,119

		4,145,926
DENMARK — 0.43%
Carlsberg A/S Class B	16,370	1,521,222
Danske Bank A/Sa	141,384	2,675,194
DSV A/S	32,117	809,322
Novo Nordisk A/S Class B	57,490	10,095,150
Novozymes A/S Class B	29,870	1,032,650
TDC A/S	33,553	272,461
TrygVesta A/S	5,588	484,397

		16,890,396
EGYPT — 0.04%
Orascom Telecom Holding SAE SP GDR[a,c]	448,040	1,509,895

		1,509,895
FINLAND — 0.27%
Fortum OYJ	90,487	1,683,296
Metso OYJ	52,780	2,170,361
Nokia OYJ[b]	404,898	1,358,032
Sampo OYJ Class A	95,004	3,795,175
UPM-Kymmene OYJ	157,209	1,645,679

		10,652,543
FRANCE — 3.39%
Accor SA	50,740	1,679,080
ALSTOM	32,867	1,350,221
ArcelorMittal	92,223	1,129,785
Arkema SA	5,120	480,210
AXA SA	153,977	2,885,692
BNP Paribas SA	103,857	5,793,301
Bouygues SA	50,002	1,396,901
Cap Gemini SA	54,490	2,508,999
Carrefour SA	65,737	1,950,023
Compagnie de Saint-Gobain	64,248	2,579,678
Compagnie Generale de Geophysique-Veritas[a]	71,889	1,558,632
Compagnie Generale des Etablissements Michelin Class B	38,454	3,251,248
Credit Agricole SAa	191,139	1,751,636
Danone SA	69,531	5,317,759
Edenred SA	50,281	1,675,823
Essilor International SA	49,990	5,631,079
European Aeronautic Defence and Space Co. NV	44,486	2,352,172
France Telecom SA	203,344	2,177,953
GDF Suez	106,867	2,296,564
Gemalto NV	7,163	585,887
Groupe Eurotunnel SA Registered	36,763	308,113
Iliad SA	1,818	416,093
L’Air Liquide SA	33,975	4,305,469
L’Oreal SA	29,870	5,332,135

Security	Shares	Value

Lafarge SA	26,936	$1,742,062
Legrand SA	6,409	298,990
LVMH Moet Hennessy Louis Vuitton SA	35,117	6,088,221
Pernod Ricard SA	41,165	5,101,563
PPR SA	18,473	4,068,471
PSA Peugeot Citroen SAa,b	55,419	444,232
Renault SA	43,732	3,016,577
Safran SA	11,687	574,570
Sanofi	117,247	12,864,021
Schneider Electric SA	65,737	5,018,059
SES SA Class A FDR	122,607	3,832,605
Societe Generale[a]	88,218	3,207,737
Suez Environnement SA	41,884	602,173
Technip SA	32,045	3,443,223
Total SA	242,964	12,258,792
Unibail-Rodamco SE	14,611	3,823,735
Vallourec SA	34,367	1,653,569
Veolia Environnement	46,990	648,324
Vinci SA	55,240	2,662,607
Vivendi SA	138,256	3,135,160
Wendel	2,135	231,544

		133,430,688
GERMANY — 2.93%
Adidas AG	57,304	5,991,084
Allianz SE Registered	52,990	7,828,040
BASF SE	88,972	8,318,966
Bayer AG Registered	88,595	9,253,187
Bayerische Motoren Werke AG	62,582	5,779,694
Beiersdorf AG	9,048	819,872
Commerzbank AGa,b	34,201	460,601
Continental AG	5,870	697,749
Daimler AG Registered	119,607	6,625,341
Deutsche Bank AG Registered	97,390	4,482,409
Deutsche Boerse AG	26,484	1,655,043
Deutsche Post AG Registered	130,854	3,108,773
Deutsche Telekom AG Registered	287,084	3,399,612
E.ON SE	186,097	3,376,021
Fresenius Medical Care AG & Co. KGaA	55,240	3,816,210
Fresenius SE & Co. KGaA	5,278	662,590
GEA Group AG	16,211	548,955
HeidelbergCement AG	21,620	1,558,303
Henkel AG & Co. KGaA	10,556	827,368
Infineon Technologies AG	131,604	1,040,173
K+S AG Registered	44,867	1,985,755
Kabel Deutschland Holding AG	8,671	825,037
Lanxess AG	10,370	756,051
Linde AG	29,870	5,655,056
MAN SE	22,620	2,536,379
Merck KGaA	23,870	3,637,957
METRO AG	41,117	1,283,390
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,370	5,079,051
RWE AG	53,352	1,922,724
SAP AG	113,607	9,033,201
Siemens AG Registered	103,857	10,858,160
ThyssenKrupp AGa	74,737	1,353,355

		115,176,107
HONG KONG — 1.14%
AIA Group Ltd.	1,281,800	5,690,025
Bank of East Asia Ltd. (The)	124,000	509,703

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Cheung Kong (Holdings) Ltd.	377,500	$5,681,519
CLP Holdings Ltd.	188,500	1,661,392
Galaxy Entertainment Group Ltd.[a]	377,000	1,688,110
Hang Lung Properties Ltd.	754,000	2,934,155
Hang Seng Bank Ltd.	137,000	2,291,395
Henderson Land Development Co. Ltd.	377,000	2,730,124
Hong Kong and China Gas Co. Ltd. (The)	754,398	2,269,824
Hong Kong Exchanges and Clearing Ltd.	71,600	1,204,927
Hutchison Whampoa Ltd.	377,000	4,095,186
Li & Fung Ltd.	754,000	975,461
Link REIT (The)	377,000	2,135,035
New World Development Co. Ltd.	620,000	1,081,720
Sands China Ltd.	301,600	1,581,723
Swire Pacific Ltd. Class A	377,000	4,792,291
Wharf (Holdings) Ltd. (The)	377,200	3,365,861

		44,688,451
HUNGARY — 0.04%
OTP Bank PLC	74,269	1,545,462

		1,545,462
INDIA — 0.75%
Axis Bank Ltd. SP GDR[c]	74,832	2,108,766
Dr. Reddy’s Laboratories Ltd. SP ADR	61,647	2,335,188
HDFC Bank Ltd. SP ADR	147,048	6,240,717
ICICI Bank Ltd. SP ADR	100,434	4,702,320
Infosys Ltd. SP ADR[b]	71,631	2,989,878
Larsen & Toubro Ltd. SP GDR[c]	78,068	2,201,518
Reliance Industries Ltd. SP GDR[d]	115,113	3,392,380
Sterlite Industries (India) Ltd. SP ADR	237,267	1,715,440
Tata Motors Ltd. SP ADR	84,983	2,340,432
Wipro Ltd. SP ADR[b]	211,793	1,692,225

		29,718,864
INDONESIA — 0.41%
PT Astra International Tbk	3,770,000	2,850,039
PT Bank Central Asia Tbk	3,581,500	3,960,003
PT Bank Danamon Indonesia Tbk	811,410	538,297
PT Bank Mandiri (Persero) Tbk	790,957	854,209
PT Bank Negara Indonesia (Persero) Tbk	1,225,088	680,429
PT Bank Rakyat Indonesia (Persero) Tbk	685,000	662,278
PT Bumi Resources Tbk	3,685,000	253,942
PT Charoen Pokphand Indonesia Tbk	1,718,945	892,844
PT Indocement Tunggal Prakarsa Tbk	310,000	841,759
PT Indofood Sukses Makmur Tbk	1,060,000	801,337
PT Kalbe Farma Tbk	3,501,500	500,600
PT Perusahaan Gas Negara (Persero) Tbk	1,060,000	681,409
PT Semen Gresik (Persero) Tbk	310,000	586,680
PT Telekomunikasi Indonesia (Persero) Tbk	754,000	907,359
PT Unilever Indonesia Tbk	188,500	508,936
PT United Tractors Tbk	397,606	725,894

		16,246,015
IRELAND — 0.09%
CRH PLC	58,240	1,253,493
Elan Corp. PLC[a]	127,049	1,466,475
Kerry Group PLC Class A	11,120	658,408

		3,378,376

Security	Shares	Value

ISRAEL — 0.18%
Israel Chemicals Ltd.	133,081	$1,583,528
Mellanox Technologies Ltd.[a]	3,393	177,059
NICE Systems Ltd.[a]	6,786	238,035
Teva Pharmaceutical Industries Ltd.	130,065	5,092,262

		7,090,884
ITALY — 0.77%
Assicurazioni Generali SpA	86,914	1,596,203
Atlantia SpA	107,029	1,914,823
Banco Popolare Scrl[a]	243,259	351,180
Enel SpA	628,227	2,431,756
Eni SpA	309,581	7,412,034
Fiat Industrial SpA	55,419	626,162
Fiat SpA[a]	99,357	594,967
Finmeccanica SpA[a]	154,570	805,359
Intesa Sanpaolo SpA	746,083	1,354,467
Luxottica Group SpA	5,278	275,070
Mediobanca SpA	243,165	1,547,161
Saipem SpA	67,860	1,923,533
Snam SpA	630,500	3,103,893
Telecom Italia SpA	1,458,401	1,235,371
Telecom Italia SpA RNC	1,132,970	788,678
Tenaris SA	21,866	485,466
UniCredit SpA[a]	536,094	2,798,874
Unione di Banche Italiane SpA	268,461	1,121,987

		30,366,984
JAPAN — 8.18%
AEON Co. Ltd.	226,200	3,202,236
AEON Credit Service Co. Ltd.	150,800	4,521,988
Aisin Seiki Co. Ltd.	75,400	2,720,778
Asahi Group Holdings Ltd.	150,800	3,752,584
ASICS Corp.	62,000	1,118,304
Astellas Pharma Inc.	75,400	4,388,851
Bank of Yokohama Ltd. (The)	754,000	4,582,363
Bridgestone Corp.	152,200	5,742,070
Canon Inc.	150,800	5,410,594
Casio Computer Co. Ltd.	150,800	1,249,313
Chubu Electric Power Co. Inc.	150,800	1,952,149
Chugoku Electric Power Co. Inc. (The)	75,400	1,081,345
Dai-ichi Life Insurance Co. Ltd. (The)	1,131	1,555,836
Daiichi Sankyo Co. Ltd.	150,800	2,949,122
Daikin Industries Ltd.	75,400	3,026,527
Dena Co. Ltd.	37,700	1,075,539
Denso Corp.	150,800	6,757,438
East Japan Railway Co.	75,400	6,362,673
Eisai Co. Ltd.	75,400	3,440,643
Fast Retailing Co. Ltd.	5,000	1,832,461
FUJIFILM Holdings Corp.	75,400	1,546,548
Fujitsu Ltd.	377,000	1,582,928
Gree Inc.[b]	37,700	483,393
Hitachi Ltd.	754,000	4,814,578
Honda Motor Co. Ltd.	226,200	8,998,306
Hoya Corp.	150,800	3,015,690
ITOCHU Corp.	113,100	1,399,091
Japan Prime Realty Investment Corp.	754	2,771,091
Japan Tobacco Inc.	150,800	5,704,733
JFE Holdings Inc.	75,400	1,631,693
JTEKT Corp.	62,000	630,757

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

JX Holdings Inc.	437,080	$2,369,143
Kansai Electric Power Co. Inc. (The)[a]	150,800	1,839,138
Kao Corp.	75,400	2,608,541
KDDI Corp.	75,400	3,622,544
Keikyu Corp.	377,000	4,172,118
Keyence Corp.	5,000	1,586,079
Kintetsu Corp.[b]	754,000	3,816,056
Kobe Steel Ltd.[a]	1,508,000	1,966,082
Komatsu Ltd.	150,800	4,116,386
Kyocera Corp.	37,700	3,835,407
Marubeni Corp.	377,000	2,697,557
Mitsubishi Chemical Holdings Corp.	565,500	2,751,740
Mitsubishi Corp.	150,800	2,706,071
Mitsubishi Heavy Industries Ltd.	754,000	5,193,861
Mitsubishi Motors Corp.[a]	1,370,000	1,617,390
Mitsubishi UFJ Financial Group Inc.	1,562,000	10,631,414
Mitsubishi UFJ Lease & Finance Co. Ltd.	587,000	3,308,315
Mitsui & Co. Ltd.	150,800	2,071,352
Mizuho Financial Group Inc.	2,262,000	4,992,609
Murata Manufacturing Co. Ltd.	37,700	3,069,100
Namco Bandai Holdings Inc.	62,000	1,129,761
NEC Corp.	592,000	1,537,583
Nikon Corp.	37,700	819,717
Nippon Steel & Sumitomo Metal Corp.	1,814,440	4,824,350
Nippon Telegraph and Telephone Corp.	113,100	5,602,171
Nishi-Nippon City Bank Ltd. (The)	754,000	2,515,655
Nissan Motor Co. Ltd.	437,000	4,557,971
Nitto Denko Corp.	75,400	4,953,906
Nomura Holdings Inc.	512,000	4,168,114
NTT DOCOMO Inc.	2,120	3,503,952
NTT Urban Development Corp.	1,508	2,229,258
ORIX Corp.	287,000	4,407,679
Panasonic Corp.	263,900	1,920,800
Rakuten Inc.	62,000	661,308
Resona Holdings Inc.	212,000	1,131,711
SBI Holdings Inc.	100,130	1,938,663
Secom Co. Ltd.	75,400	4,210,820
Seven & I Holdings Co. Ltd.	150,800	5,789,878
Seven Bank Ltd.	301,600	1,071,282
Shin-Etsu Chemical Co. Ltd.	75,400	5,077,754
SoftBank Corp.	150,800	7,469,562
Sojitz Corp.	301,600	473,717
Sony Corp.	150,800	2,497,078
Sumitomo Chemical Co. Ltd.	754,000	2,523,396
Sumitomo Corp.	287,000	3,582,712
Sumitomo Electric Industries Ltd.	287,000	3,812,524
Sumitomo Mitsui Financial Group Inc.	150,800	7,128,981
Sumitomo Mitsui Trust Holdings Inc.	1,131,080	5,678,043
Suzuki Motor Corp.	150,800	3,867,143
T&D Holdings Inc.	137,000	1,592,075
Takeda Pharmaceutical Co. Ltd.	75,400	4,141,156
TDK Corp.	37,700	1,377,805
Terumo Corp.	75,400	3,746,392
Tohoku Electric Power Co. Inc.[a]	75,400	806,558
Tokio Marine Holdings Inc.	150,800	4,783,616
Tokyo Electric Power Co. Inc.[a]	188,500	832,101
Tokyo Electron Ltd.	75,400	3,862,499
Toray Industries Inc.	754,000	5,294,487
Toshiba Corp.	754,000	4,156,637
Toyota Motor Corp.	377,000	21,828,149
USS Co. Ltd.	6,200	794,970
Yamada Denki Co. Ltd.	28,700	1,383,292

		321,957,751

Security	Shares	Value

MALAYSIA — 0.46%
AirAsia Bhd	263,900	$254,142
Alliance Financial Group Bhd	716,300	1,050,024
Axiata Group Bhd	151,600	337,332
Berjaya Sports Toto Bhd	150,868	208,265
Bumi Armada Bhd[a]	341,100	447,326
CIMB Group Holdings Bhd	574,400	1,461,251
DiGi.Com Bhd	603,200	919,917
Gamuda Bhd	161,000	215,372
Genting Bhd	75,800	261,594
Genting Plantations Bhd	150,800	424,272
Hong Leong Bank Bhd	99,700	473,841
Hong Leong Financial Group Bhd	188,500	960,312
IHH Healthcare Bhd[a]	1,168,700	1,440,468
IJM Corp. Bhd	97,310	174,311
IOI Corp. Bhd	75,400	124,655
Kuala Lumpur Kepong Bhd	37,900	268,570
Lafarge Malayan Cement Bhd	226,200	737,520
Malayan Banking Bhd	180,100	569,453
Malaysia Airports Holdings Bhd	150,800	298,378
Maxis Communications Bhd	452,400	1,005,168
Parkson Holdings Bhd	263,900	366,034
Petronas Chemicals Group Bhd	75,800	162,687
Petronas Gas Bhd	113,100	733,059
PPB Group Bhd	150,800	634,426
Public Bank Bhd Foreign	263,900	1,424,236
RHB Capital Bhd	113,100	315,230
Sapurakencana Petroleum Bhd[a]	603,200	630,461
Telekom Malaysia Bhd	490,100	889,187
Tenaga Nasional Bhd	150,800	389,081
UEM Land Holdings Bhd[a]	379,000	312,667
YTL Corp. Bhd	399,133	215,145
YTL Power International Bhd	716,300	355,501

		18,059,885
MEXICO — 0.64%
Alfa SAB de CV Series A	655,700	1,521,045
America Movil SAB de CV Series L	3,845,400	4,134,328
Cemex SAB de CV CPO[a]	2,234,912	2,516,818
Compartamos SAB de CV	150,800	250,825
Fomento Economico Mexicano SAB de CV BD Units	490,100	5,567,174
Grupo Financiero Banorte SAB de CV Series O	188,500	1,419,728
Grupo Mexico SAB de CV Series B	362,628	1,296,400
Grupo Televisa SAB de CV CPO	678,600	3,441,397
Industrias Penoles SAB de CV	18,850	786,107
Mexichem SAB de CV	113,147	576,038
Minera Frisco SAB de CV Series A1[a]	62,000	264,696
Wal-Mart de Mexico SAB de CV Series V	1,131,000	3,594,906

		25,369,462
NETHERLANDS — 0.87%
AEGON NV	160,724	1,061,824
Akzo Nobel NV	49,240	2,971,947
ASML Holding NV	41,141	3,061,865
D.E Master Blenders 1753 NVa	43,732	694,182
Heineken NV	50,518	3,571,250
ING Groep NV CVA[a]	429,440	3,528,395
Koninklijke Ahold NV	158,477	2,503,055
Koninklijke DSM NV	18,850	1,216,001
Koninklijke KPN NVb	106,691	222,667

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Koninklijke Philips Electronics NV	148,279	$4,099,448
Reed Elsevier NV	195,286	3,171,970
TNT Express NV	79,924	614,739
Unilever NV CVA	159,559	6,798,920
Wolters Kluwer NV	38,077	843,372

		34,359,635
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	239,018	635,629
Contact Energy Ltd.	29,406	133,193

		768,822
NORWAY — 0.37%
Aker Solutions ASA	15,080	210,861
DNB ASA	245,568	4,020,251
Orkla ASA	355,370	3,203,673
Seadrill Ltd.	11,687	448,028
Statoil ASA	80,739	1,973,229
Subsea 7 SA	37,367	806,139
Telenor ASA	162,224	3,651,910
Yara International ASA	2,120	99,426

		14,413,517
PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	60,490	1,211,010
Credicorp Ltd.	12,620	1,900,446
Southern Copper Corp.	27,935	931,073

		4,042,529
PHILIPPINES — 0.24%
Aboitiz Equity Ventures Inc.	290,990	402,974
Aboitiz Power Corp.	962,000	871,783
Alliance Global Group Inc.	512,000	294,810
Ayala Land Inc.	512,000	403,654
Bank of the Philippine Islands	479,872	1,198,514
BDO Unibank Inc.[a]	891,972	1,987,217
International Container Terminal Services Inc.	61,160	136,704
Jollibee Foods Corp.	298,700	932,530
Metropolitan Bank & Trust Co.	576,813	1,744,733
Philippine Long Distance Telephone Co.	9,425	697,487
SM Prime Holdings Inc.	1,860,425	903,997

		9,574,403
POLAND — 0.13%
Bank Handlowy w Warszawie SA	13,370	397,772
Bank Millennium SAa	432,188	660,685
Bank Pekao SA	11,870	569,165
BRE Bank SAa	5,120	560,039
Cyfrowy Polsat SAa	64,237	339,935
Kernel Holding SAa	21,028	381,353
KGHM Polska Miedz SA	21,620	1,012,727
Powszechna Kasa Oszczednosci Bank Polski SA	42,617	443,766
Synthos SA	608,665	907,348

		5,272,790
PORTUGAL — 0.09%
Energias de Portugal SA	648,634	2,231,966

Security	Shares	Value

Jeronimo Martins SGPS SA	26,013	$620,235
Portugal Telecom SGPS SA Registered	123,656	645,754

		3,497,955
RUSSIA — 0.64%
Gazprom OAO SP ADR	599,921	4,760,373
LUKOIL OAO SP ADR	56,712	3,609,719
Magnit OJSC SP GDR[c]	61,828	3,153,228
Mechel OAO SP ADR[b]	181,714	741,393
MMC Norilsk Nickel OJSC SP ADR	32,534	498,421
Mobile TeleSystems OJSC SP ADR	116,607	2,413,765
NovaTek OAO SP GDR[c]	19,227	1,945,772
Novolipetsk Steel OJSC SP GDR[c]	7,917	131,422
RusHydro OJSC SP ADR	212,471	365,450
Sberbank of Russia SP ADR	205,669	2,644,903
Surgutneftegas OJSC SP ADR	168,754	1,446,222
Tatneft OAO SP ADR	22,313	843,208
TMK OAO SP GDR[c]	115,362	1,458,176
Uralkali OJSC SP GDR[c]	27,593	998,591

		25,010,643
SINGAPORE — 0.61%
Ascendas REIT[b]	1,131,000	2,525,271
CapitaLand Ltd.	1,508,000	4,579,158
CapitaMall Trust Management Ltd.	1,131,000	2,130,411
Genting Singapore PLC	620,000	772,703
Hutchison Port Holdings Trust	620,000	514,600
Keppel Corp. Ltd.[b]	377,400	3,281,739
Keppel REIT Management Ltd.	75,480	92,538
Noble Group Ltd.	620,000	566,314
Singapore Exchange Ltd.	754,000	4,579,158
Singapore Telecommunications Ltd.	1,508,000	4,811,789

		23,853,681
SOUTH AFRICA — 0.86%
Absa Group Ltd.	5,120	84,184
African Rainbow Minerals Ltd.	7,370	145,129
AngloGold Ashanti Ltd.	21,620	402,920
Barloworld Ltd.	43,367	453,832
Exxaro Resources Ltd.	17,870	279,975
FirstRand Ltd.	1,216,707	4,223,473
Gold Fields Ltd.	167,474	1,190,836
Growthpoint Properties Ltd.	460,317	1,511,261
Impala Platinum Holdings Ltd.	97,857	1,334,116
MMI Holdings Ltd.	190,773	486,362
Mr. Price Group Ltd.	47,502	682,090
MTN Group Ltd.	202,835	3,653,216
Naspers Ltd. Class N	79,924	5,343,156
PPC Ltd.	19,370	70,753
Redefine Properties Ltd.	208,481	250,667
Sanlam Ltd.	1,066,910	5,462,592
Sappi Ltd.[a]	84,487	253,958
Sasol Ltd.	75,487	3,259,276
Standard Bank Group Ltd.	316,331	3,947,798
Truworths International Ltd.	23,751	235,834
Woolworths Holdings Ltd.	100,659	783,765

		34,055,193

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

SOUTH KOREA — 1.69%
AmorePacific Corp.	377	$308,090
AmorePacific Group	1,508	572,364
BS Financial Group Inc.	15,080	198,547
Celltrion Inc.[b]	7,012	201,198
Cheil Industries Inc.	4,264	367,433
CJ CheilJedang Corp.	1,508	446,389
Coway Co. Ltd.	11,310	573,048
Daelim Industrial Co. Ltd.	3,375	235,971
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,080	362,177
DGB Financial Group Inc.	22,490	314,488
Doosan Heavy Industries & Construction Co. Ltd.	5,430	201,905
GS Engineering & Construction Corp.	4,169	114,512
GS Holdings Corp.	7,540	372,447
Hana Financial Group Inc.	10,330	330,170
Hankook Tire Co. Ltd.	5,458	237,391
Hanwha Corp.	15,080	427,219
Hyundai Department Store Co. Ltd.	1,885	273,858
Hyundai Development Co.	18,850	386,825
Hyundai Engineering & Construction Co. Ltd.	10,179	534,229
Hyundai Glovis Co. Ltd.	1,885	316,649
Hyundai Heavy Industries Co. Ltd.	3,770	688,069
Hyundai Marine & Fire Insurance Co. Ltd.	6,200	174,521
Hyundai Mobis Co. Ltd.	6,786	1,540,452
Hyundai Motor Co.	18,473	3,346,376
Hyundai Steel Co.	4,169	288,457
Hyundai Wia Corp.	1,895	244,339
KB Financial Group Inc.	39,300	1,284,664
KCC Corp.	1,137	337,600
Kia Motors Corp.	24,106	1,199,499
Korea Aerospace Industries Ltd.	15,080	383,401
Korea Electric Power Corp.[a]	27,420	788,017
Korea Zinc Co. Ltd.	1,508	432,011
KT Corp.	3,580	117,188
KT Corp. SP ADR	88,317	1,436,034
KT&G Corp.	11,687	841,532
LG Chem Ltd.	5,278	1,246,055
LG Corp.	9,425	561,409
LG Display Co. Ltd.[a]	13,180	358,432
LG Display Co. Ltd. SP ADR[a,b]	93,034	1,276,426
LG Electronics Inc.	12,064	965,076
LG Household & Health Care Ltd.	1,047	588,480
Lotte Chemical Corp.	2,262	333,765
Lotte Confectionery Co. Ltd.	377	657,260
Lotte Shopping Co. Ltd.	1,137	424,323
NCsoft Corp.	2,262	340,953
NHN Corp.	5,278	1,418,585
OCI Co. Ltd.[b]	1,895	243,478
OCI NVa	36,886	1,106,580
ORION Corp.	1,131	1,196,418
POSCO	6,908	1,969,592
POSCO SP ADR	23,174	1,668,296
S-Oil Corp.	4,524	363,547
S1 Corp.	8,671	489,727
Samsung C&T Corp.	14,326	767,488
Samsung Electro-Mechanics Co. Ltd.	7,163	640,657
Samsung Electronics Co. Ltd.	13,788	19,030,019
Samsung Engineering Co. Ltd.[b]	3,770	302,956
Samsung Fire & Marine Insurance Co. Ltd.	3,016	620,289
Samsung Heavy Industries Co. Ltd.	18,850	599,921
Samsung SDI Co. Ltd.	3,411	397,996
Samsung Securities Co. Ltd.	7,580	348,268

Security	Shares	Value

Samsung Techwin Co. Ltd.	5,655	$351,737
Shinhan Financial Group Co. Ltd.	30,000	1,037,864
Shinhan Financial Group Co. Ltd. SP ADR	43,502	1,491,684
SK Holdings Co. Ltd.	3,393	488,323
SK Hynix Inc.[a]	64,090	1,740,026
SK Innovation Co. Ltd.	6,786	924,271
SK Telecom Co. Ltd.	1,535	269,702
SK Telecom Co. Ltd. SP ADR	101,536	1,978,937
Woori Finance Holdings Co. Ltd.	33,090	357,551

		66,433,161
SPAIN — 1.04%
Acciona SAb	15,620	1,024,522
Actividades de Construcciones y Servicios SA	73,788	1,899,433
Amadeus IT Holding SA Class A	28,275	835,581
Banco Bilbao Vizcaya Argentaria SA	605,345	5,881,901
Banco Bilbao Vizcaya Argentaria SA New[a]	10,867	105,591
Banco de Sabadell SAa	704,002	1,465,559
Banco Popular Espanol SAa	921,388	717,922
Banco Santander SA	998,513	7,228,571
Bankia SAa,b	4,811	25,371
Distribuidora Internacional de Alimentacion SA	65,737	510,473
Ferrovial SA	35,061	580,810
Grifols SAa	14,326	575,499
Iberdrola SA	546,950	2,949,295
Industria de Diseno Textil SA	44,109	5,934,546
International Consolidated Airlines Group SAa	117,247	494,651
Red Electrica Corporacion SA	12,441	662,486
Repsol SA	167,888	3,939,916
Telefonica SA	416,962	6,123,912

		40,956,039
SWEDEN — .16%
Atlas Copco AB Class A	225,446	5,941,634
Boliden AB	27,620	437,779
Hennes & Mauritz AB Class B	138,977	4,923,017
Hexagon AB Class B	9,620	275,084
Lundin Petroleum ABa,b	33,617	806,000
Millicom International Cellular SA SDR	5,194	425,268
Nordea Bank AB	415,832	4,988,198
Sandvik AB	232,232	3,295,229
Scania AB Class B	146,653	3,124,205
Skandinaviska Enskilda Banken AB Class A	94,107	966,781
SKF AB Class B	8,120	189,165
Svenska Handelsbanken AB Class A	133,104	6,053,593
Swedbank AB Class A	72,487	1,786,097
Telefonaktiebolaget LM Ericsson Class B	438,193	5,476,439
TeliaSonera AB	430,534	2,965,714
Volvo AB Class B	276,630	3,833,329

		45,487,532
SWITZERLAND — 3.34%
ABB Ltd. Registered[a]	274,576	6,221,890
Actelion Ltd. Registered[a]	5,278	323,004
Adecco SA Registered[a]	56,041	3,000,074
Aryzta AGa	8,870	550,944
Banque Cantonale Vaudoise Registered	693	383,819
Barry Callebaut AG Registered[a]	668	652,935
Compagnie Financiere Richemont SA Class A Bearer	71,034	5,742,670
Credit Suisse Group AG Registered	135,209	3,752,288

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Geberit AG Registered	3,393	$829,485
Givaudan SA Registered[a]	620	798,235
Holcim Ltd. Registered[a]	61,304	4,781,177
Julius Baer Group Ltd.[a]	49,186	1,961,192
Kuehne & Nagel International AG Registered	1,370	156,917
Lonza Group AG Registered[a]	6,858	478,019
Nestle SA Registered	421,966	30,161,518
Novartis AG Registered	257,868	19,167,647
Roche Holding AG Genusschein	84,987	21,261,617
Schindler Holding AG Participation Certificates	2,639	396,013
Schindler Holding AG Registered	3,016	441,873
SGS SA Registered	377	911,910
Sonova Holding AG Registered	3,393	369,634
Sulzer AG Registered	2,262	386,192
Swatch Group AG (The) Bearer	3,393	1,944,962
Swiss Prime Site AG Registered	21,112	1,732,913
Swiss Re AGa	51,733	4,118,258
Swisscom AG Registered	2,639	1,243,721
Syngenta AG Registered	12,684	5,426,149
Transocean Ltd.[a]	41,117	2,101,108
UBS AG Registered[a]	425,674	7,606,640
Zurich Insurance Group AGa	16,614	4,642,870

		131,545,674
TAIWAN — 1.32%
Advanced Semiconductor Engineering Inc.	419,524	361,781
Advanced Semiconductor Engineering Inc. SP ADR	355,652	1,593,321
AU Optronics Corp.[a]	754,000	346,188
AU Optronics Corp. SP ADR[a]	172,733	836,028
Capital Securities Corp.	1,885,000	667,466
Chang Hwa Commercial Bank Ltd.	1,184,140	676,090
China Airlines Ltd.[a]	1,508,000	574,851
China Development Financial Holding Corp.[a]	1,885,000	521,198
China Steel Corp.	1,131,120	996,514
Chinatrust Financial Holding Co. Ltd.	912,462	553,438
Chunghwa Telecom Co. Ltd.	377,000	1,198,245
Chunghwa Telecom Co. Ltd. SP ADR	69,632	2,244,936
E.Sun Financial Holding Co. Ltd.	784,400	473,107
EVA Airways Corp.[a]	1,131,000	630,420
Far EasTone Telecommunications Co. Ltd.	377,000	918,484
First Financial Holding Co. Ltd.	1,185,720	729,223
Formosa Plastics Corp.	379,000	919,504
Formosa Taffeta Co. Ltd.	296,000	281,336
Hon Hai Precision Industry Co. Ltd.	1,261,800	3,257,968
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	192,672	985,517
Hua Nan Financial Holdings Co. Ltd.	1,568,800	911,660
Macronix International Co. Ltd.	1,508,470	410,955
MediaTek Inc.	377,000	4,598,807
Mega Financial Holding Co. Ltd.	763,120	588,269
Nan Ya Plastics Corp.	379,000	755,123
Phison Electronics Corp.	377,000	2,970,063
Siliconware Precision Industries Co. Ltd.	377,000	447,106
Siliconware Precision Industries Co. Ltd. SP ADR[b]	362,729	2,209,020
SinoPac Financial Holdings Co. Ltd.	1,546,425	772,898
Taishin Financial Holdings Co. Ltd.	754,401	327,200
Taiwan Business Bank Ltd.[a]	2,639,000	811,051
Taiwan Cooperative Financial Holding Co. Ltd.	1,723,825	990,066
Taiwan Mobile Co. Ltd.	377,000	1,373,255
Taiwan Semiconductor Manufacturing Co. Ltd.	3,016,000	11,190,431
U-Ming Marine Transport Corp.	296,000	461,372
Uni-President Enterprises Co.	796,560	1,568,180
United Microelectronics Corp.	1,131,000	431,138

Security	Shares	Value

United Microelectronics Corp. SP ADR[b]	917,384	$1,733,856
Wan Hai Lines Ltd.[a]	754,000	421,557
Yang Ming Marine Transport Corp.[a]	754,000	338,523

		52,076,145
THAILAND — 0.35%
Bangkok Bank PCL NVDR	550,380	4,238,020
Bangkok Dusit Medical Services PCL NVDR	31,800	183,107
BEC World PCL NVDR	587,000	1,340,000
Central Pattana PCL NVDR	220,100	749,915
Charoen Pokphand Foods PCL NVDR	1,112,000	1,202,930
Glow Energy PCL NVDR	437,000	1,146,474
Indorama Ventures PCL NVDR	470,133	376,427
Kasikornbank PCL NVDR	626,823	4,527,648

		13,764,521
TURKEY — 0.26%
Akbank TAS	120,263	631,675
Anadolu Efes Biracilik ve Malt Sanayii ASb	51,490	855,559
Arcelik AS	74,737	581,327
Asya Katilim Bankasi ASa	936,583	1,133,227
BIM Birlesik Magazalar AS	15,620	801,271
Coca-Cola Icecek AS	31,367	874,488
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	598,211	1,024,008
TAV Havalimanlari Holding ASa	75,487	532,443
Turk Hava Yollari AOa	252,508	1,050,327
Turkiye Garanti Bankasi AS	210,094	1,159,737
Turkiye Halk Bankasi AS	40,783	444,567
Turkiye Is Bankasi AS Class C	92,610	357,334
Turkiye Sise ve Cam Fabrikalari AS	182,629	309,567
Turkiye Vakiflar Bankasi TAO Class D	127,109	453,594

		10,209,124
UNITED KINGDOM — 7.98%
3i Group PLC	371,571	1,900,338
Aggreko PLC	15,457	428,701
AMEC PLC	24,882	392,298
Anglo American PLC	130,270	3,173,074
Antofagasta PLC	13,370	186,762
ARM Holdings PLC	128,180	1,987,015
AstraZeneca PLC	167,474	8,712,449
Aviva PLC	349,201	1,658,209
BAE Systems PLC	502,555	2,937,075
Barclays PLC	1,454,551	6,475,784
BG Group PLC	384,321	6,487,018
BHP Billiton PLC	257,227	7,170,238
BP PLC	2,212,869	16,063,335
British American Tobacco PLC	186,854	10,370,631
British Land Co. PLC	318,581	2,947,767
British Sky Broadcasting Group PLC	153,488	2,016,222
BT Group PLC	972,298	4,179,694
Burberry Group PLC	27,521	572,258
Capita PLC	24,882	349,505
Carnival PLC	54,665	1,973,871
Centrica PLC	894,376	5,164,348
Compass Group PLC	420,188	5,539,219
Diageo PLC	255,714	7,816,592
Experian PLC	357,396	6,296,766
Fresnillo PLC	21,620	387,641
GlaxoSmithKline PLC	582,545	15,055,314

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Glencore International PLC[b]	229,216	$1,130,725
HSBC Holdings PLC	2,022,250	22,142,182
Imperial Tobacco Group PLC	113,607	4,066,815
Inmarsat PLC	51,649	580,793
Intertek Group PLC	2,943	151,523
J Sainsbury PLC	408,318	2,421,915
Johnson Matthey PLC	91,297	3,444,376
Kingfisher PLC	70,876	345,385
Land Securities Group PLC	208,623	2,836,263
Legal & General Group PLC	1,336,360	3,525,451
Lloyds Banking Group PLC[a]	4,533,507	3,833,500
Marks & Spencer Group PLC	409,818	2,606,219
National Grid PLC	462,963	5,904,957
Next PLC	12,441	844,041
Old Mutual PLC	1,203,994	3,841,489
Pearson PLC	186,097	3,391,702
Petrofac Ltd.	13,949	293,088
Prudential PLC	325,201	5,592,881
Randgold Resources Ltd.	5,584	439,762
Reckitt Benckiser Group PLC	68,737	5,023,890
Reed Elsevier PLC	310,331	3,632,156
Rio Tinto PLC	184,643	8,388,579
Rolls-Royce Holdings PLC[a]	411,684	7,240,422
Royal Bank of Scotland Group PLC[a]	131,359	626,222
Royal Dutch Shell PLC Class A	415,190	14,164,749
Royal Dutch Shell PLC Class B	295,331	10,355,992
SABMiller PLC	159,977	8,636,161
Severn Trent PLC	12,064	341,919
Shire PLC	138,736	4,322,895
Smith & Nephew PLC	202,594	2,316,007
SSE PLC	153,977	3,731,350
Standard Chartered PLC	262,620	6,609,358
Standard Life PLC	706,652	4,115,578
Tate & Lyle PLC	13,572	178,388
Tesco PLC	913,123	5,203,670
Tullow Oil PLC	85,495	1,331,976
Unilever PLC	167,474	7,261,895
United Utilities Group PLC	11,687	134,694
Vodafone Group PLC	6,031,474	18,418,062
Weir Group PLC (The)	7,370	252,814
Wm Morrison Supermarkets PLC	543,663	2,471,626
Wolseley PLC	67,237	3,330,937
WPP PLC	278,084	4,605,100
Xstrata PLC	266,746	4,000,102

		314,329,733
UNITED STATES — 46.70%
3M Co.	84,487	8,846,634
Abbott Laboratories	172,724	6,376,970
AbbVie Inc.	172,724	7,953,940
Accenture PLC Class A	105,937	8,627,509
ACE Ltd.	61,828	5,511,348
Actavis Inc.[a]	8,294	876,925
Activision Blizzard Inc.	19,370	289,582
Adobe Systems Inc.[a]	97,857	4,411,394
ADT Corp. (The)	47,028	2,052,302
Advance Auto Parts Inc.	4,147	347,850
AES Corp. (The)	200,344	2,776,768
Aetna Inc.	64,237	3,689,773
Aflac Inc.	60,490	3,293,076
AGCO Corp.	5,120	272,640
Agilent Technologies Inc.	19,981	828,013

Security	Shares	Value

Air Products and Chemicals Inc.	40,367	$3,510,314
Akamai Technologies Inc.[a,b]	28,370	1,245,727
Alcoa Inc.	124,107	1,054,909
Alexion Pharmaceuticals Inc.[a]	16,965	1,662,570
Alleghany Corp.[a,b]	1,047	412,246
Allergan Inc.	55,978	6,356,302
Alliant Energy Corp.	2,943	157,480
Allstate Corp. (The)	82,237	4,050,995
Altera Corp.	12,818	410,304
Altria Group Inc.	267,711	9,774,129
Amazon.com Inc.[a]	47,879	12,152,169
Ameren Corp.	18,096	655,980
American Electric Power Co. Inc.	88,987	4,576,601
American Express Co.	112,857	7,720,547
American International Group Inc.[a]	171,388	7,098,891
American Tower Corp.	81,432	6,839,474
American Water Works Co. Inc.	10,472	438,567
Ameriprise Financial Inc.	61,240	4,564,217
AmerisourceBergen Corp.	5,870	317,684
AMETEK Inc.	6,593	268,401
Amgen Inc.	99,905	10,411,100
Amphenol Corp. Class A	8,294	626,363
Anadarko Petroleum Corp.	64,987	5,508,298
Annaly Capital Management Inc.	74,646	1,189,857
Apache Corp.	44,117	3,259,364
Apple Inc.	112,857	49,967,437
Applied Materials Inc.	212,344	3,081,111
Archer-Daniels-Midland Co.	85,987	2,918,399
AT&T Inc.	688,779	25,801,661
Autodesk Inc.[a]	12,064	475,080
Automatic Data Processing Inc.	94,857	6,387,670
AutoZone Inc.[a]	1,818	743,726
Avago Technologies Ltd.	7,540	240,978
AvalonBay Communities Inc.	7,540	1,003,122
Avon Products Inc.	87,087	2,016,935
Baker Hughes Inc.	55,240	2,507,344
Bank of America Corp.	1,211,457	14,913,036
Bank of New York Mellon Corp. (The)	130,104	3,671,535
Baxter International Inc.	69,487	4,855,057
BB&T Corp.	115,107	3,541,842
Beam Inc.	10,370	671,043
Becton, Dickinson and Co.	31,367	2,957,908
Bed Bath & Beyond Inc.[a]	45,240	3,112,512
Berkshire Hathaway Inc. Class Ba	85,237	9,062,398
Best Buy Co. Inc.	52,026	1,352,156
Biogen Idec Inc.[a]	33,930	7,428,295
BlackRock Inc.[e]	11,120	2,963,480
Boeing Co. (The)	90,487	8,271,417
BorgWarner Inc.[a]	2,120	165,720
Boston Properties Inc.	23,974	2,623,475
Boston Scientific Corp.[a]	247,464	1,853,505
Bristol-Myers Squibb Co.	210,530	8,362,252
Broadcom Corp. Class A	32,422	1,167,192
Brown-Forman Corp. Class B NVS	3,318	233,919
Bunge Ltd.	5,870	423,873
C.H. Robinson Worldwide Inc.	44,863	2,664,414
C.R. Bard Inc.	25,636	2,547,193
CA Inc.	113,100	3,050,307
Cablevision NY Group Class A	10,697	158,957
Cabot Oil & Gas Corp.	21,489	1,462,326
Calpine Corp.[a]	29,870	649,075
Cameron International Corp.[a]	19,227	1,183,422
Capital One Financial Corp.	64,987	3,754,949

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Cardinal Health Inc.	61,987	$2,741,065
CareFusion Corp.[a]	30,692	1,026,340
CarMax Inc.[a]	13,370	615,555
Carnival Corp.	82,186	2,836,239
Caterpillar Inc.	66,487	5,629,454
CBRE Group Inc. Class Aa,b	24,128	584,380
CBS Corp. Class B NVS	124,857	5,715,953
Celanese Corp. Series A	2,870	141,807
Celgene Corp.[a]	60,451	7,137,450
CenturyLink Inc.	73,736	2,770,262
Cerner Corp.[a]	6,409	620,199
CF Industries Holdings Inc.	5,278	984,400
Charles Schwab Corp. (The)	189,097	3,207,085
Chesapeake Energy Corp.	90,383	1,766,084
Chevron Corp.	236,214	28,820,470
Chipotle Mexican Grill Inc.[a]	2,870	1,042,355
Chubb Corp. (The)	59,566	5,245,978
Church & Dwight Co. Inc.	23,870	1,525,054
Cigna Corp.	52,990	3,506,348
Cisco Systems Inc.	681,527	14,257,545
CIT Group Inc.[a]	11,913	506,422
Citigroup Inc.	350,701	16,363,709
Citrix Systems Inc.[a]	12,441	773,457
Cliffs Natural Resources Inc.[b]	13,370	285,316
Clorox Co. (The)	17,120	1,476,600
CME Group Inc.	37,069	2,256,019
CMS Energy Corp.	5,193	155,478
Coach Inc.	53,157	3,128,821
Cobalt International Energy Inc.[a,b]	26,708	746,222
Coca-Cola Co. (The)	462,001	19,556,502
Coca-Cola Enterprises Inc.	14,870	544,688
Cognizant Technology Solutions Corp. Class Aa	60,490	3,919,752
Colgate-Palmolive Co.	60,828	7,263,471
Comcast Corp. Class A	144,977	5,987,550
Comcast Corp. Class A Special NVS	90,487	3,555,234
Comerica Inc.	15,120	548,100
ConAgra Foods Inc.	140,838	4,981,440
Concho Resources Inc.[a]	11,870	1,022,363
ConocoPhillips	145,899	8,819,595
CONSOL Energy Inc.	38,952	1,310,345
Consolidated Edison Inc.	29,120	1,853,488
Constellation Brands Inc. Class Aa	14,326	706,988
Core Laboratories NV	5,655	818,731
Corning Inc.	207,094	3,002,863
Costco Wholesale Corp.	58,240	6,314,963
Coventry Health Care Inc.	30,160	1,494,428
Covidien PLC	71,737	4,579,690
Cree Inc.[a,b]	9,425	533,172
Crown Castle International Corp.[a]	29,029	2,235,233
CSX Corp.	196,794	4,839,164
Cummins Inc.	21,620	2,300,152
CVS Caremark Corp.	165,974	9,656,367
D.R. Horton Inc.	23,870	622,530
Danaher Corp.	98,607	6,009,111
Deere & Co.	46,240	4,129,232
Dell Inc.	205,842	2,758,283
Delta Air Lines Inc.[a]	68,737	1,178,152
Denbury Resources Inc.[a,b]	13,865	248,045
Devon Energy Corp.	54,490	3,000,219
DIRECTV[a]	110,461	6,247,674
Discover Financial Services	21,620	945,659
Dollar General Corp.[a]	18,025	938,922
Dollar Tree Inc.[a]	22,317	1,061,397

Security	Shares	Value

Dominion Resources Inc.	89,737	$5,534,978
Dover Corp.	58,240	4,017,395
Dow Chemical Co. (The)	120,357	4,081,306
Dr Pepper Snapple Group Inc.	49,240	2,404,389
DTE Energy Co.	4,901	357,185
Duke Energy Corp.	100,768	7,577,754
Duke Realty Corp.	20,358	359,115
E.I. du Pont de Nemours and Co.	103,857	5,661,245
Eaton Corp. PLC	103,298	6,343,530
eBay Inc.[a]	141,227	7,398,883
Edison International	71,737	3,859,451
Edwards Lifesciences Corp.[a]	7,540	480,977
Electronic Arts Inc.[a]	76,987	1,355,741
Eli Lilly and Co.	120,357	6,665,371
EMC Corp.[a]	284,084	6,372,004
Emerson Electric Co.	70,987	3,940,488
Energizer Holdings Inc.	4,524	436,973
Ensco PLC Class A	13,949	804,578
Entergy Corp.	34,367	2,447,961
EOG Resources Inc.	38,117	4,618,256
EQT Corp.	12,818	962,888
Equinix Inc.[a,b]	6,786	1,452,883
Equity Residential[b]	84,629	4,913,560
Estee Lauder Companies Inc. (The) Class A	15,080	1,045,798
Exelon Corp.	107,467	4,031,087
Expedia Inc.	9,489	529,866
Expeditors International of Washington Inc.	64,467	2,316,299
Express Scripts Holding Co.[a]	112,723	6,692,365
Exxon Mobil Corp.	572,663	50,961,280
F5 Networks Inc.[a]	13,370	1,021,869
Facebook Inc. Class Aa,b	184,353	5,117,639
Family Dollar Stores Inc.	10,370	636,407
Fastenal Co.	16,211	795,150
Federal Realty Investment Trust	7,163	838,143
FedEx Corp.	42,617	4,006,424
Fidelity National Financial Inc. Class A	2,932	78,724
Fifth Third Bancorp	138,977	2,366,778
First Republic Bank	6,786	257,732
FirstEnergy Corp.	52,240	2,434,384
Fluor Corp.	49,240	2,805,695
FMC Technologies Inc.[a]	17,719	962,142
Ford Motor Co.	379,821	5,207,346
Forest Laboratories Inc.[a]	18,096	676,971
Fossil Inc.[a,b]	5,655	554,869
Franklin Resources Inc.	34,367	5,315,200
Freeport-McMoRan Copper & Gold Inc.	109,107	3,320,126
Frontier Communications Corp.[b]	112,857	469,485
Gap Inc. (The)	87,464	3,322,757
General Dynamics Corp.	41,197	3,046,930
General Electric Co.	1,226,457	27,337,727
General Growth Properties Inc.	44,595	1,013,198
General Mills Inc.	96,213	4,851,059
General Motors Co.[a]	64,987	2,004,199
Gilead Sciences Inc.[a]	214,136	10,843,847
Goldman Sachs Group Inc. (The)	59,632	8,710,446
Goodyear Tire & Rubber Co. (The)[a]	56,740	708,966
Google Inc. Class Aa	29,870	24,629,906
Green Mountain Coffee Roasters Inc.[a,b]	14,703	843,952
H.J. Heinz Co.	77,662	5,624,282
Halliburton Co.	121,857	5,211,824
Harley-Davidson Inc.	21,620	1,181,533
Harris Corp.	6,620	305,844
Hartford Financial Services Group Inc. (The)	50,963	1,431,551

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

HCP Inc.	27,144	$1,446,775
Helmerich & Payne Inc.	7,540	441,995
Herbalife Ltd.[b]	9,802	389,237
Hershey Co. (The)	12,671	1,129,746
Hertz Global Holdings Inc.[a,b]	18,473	444,830
Hess Corp.	41,117	2,967,825
Hewlett-Packard Co.	239,214	4,927,808
HollyFrontier Corp.	20,870	1,032,022
Home Depot Inc. (The)	210,366	15,430,346
Honeywell International Inc.	78,487	5,771,934
Hormel Foods Corp.	11,310	466,764
Hospira Inc.[a]	14,326	474,477
Host Hotels & Resorts Inc.[b]	51,490	940,722
Hudson City Bancorp Inc.	2,932	24,365
Humana Inc.	31,291	2,318,976
Illinois Tool Works Inc.	76,987	4,970,281
Illumina Inc.[a,b]	11,310	731,644
Ingersoll-Rand PLC	73,987	3,980,501
Intel Corp.	619,788	14,843,923
International Business Machines Corp.	139,113	28,175,947
International Game Technology	95,125	1,612,369
International Paper Co.	102,357	4,808,732
Intuit Inc.	67,860	4,047,170
Intuitive Surgical Inc.[a]	3,016	1,484,747
J.C. Penney Co. Inc.[b]	40,367	662,826
J.M. Smucker Co. (The)	12,620	1,302,763
J.P. Morgan Chase & Co.	467,129	22,893,992
Jacobs Engineering Group Inc.[a]	48,490	2,447,775
Johnson & Johnson	307,331	26,193,821
Johnson Controls Inc.	106,691	3,735,252
Joy Global Inc.	9,620	543,722
Juniper Networks Inc.[a]	85,987	1,423,085
Kansas City Southern Industries Inc.	8,921	973,013
Kellogg Co.	54,665	3,555,412
KeyCorp	79,840	796,005
Kimberly-Clark Corp.	50,688	5,230,495
Kimco Realty Corp.[b]	23,120	549,794
Kinder Morgan Inc.	60,392	2,361,327
KLA-Tencor Corp.	7,540	409,045
Kohl’s Corp.	45,240	2,128,994
Kraft Foods Group Inc.	59,310	3,053,872
Kroger Co. (The)	115,837	3,982,476
L Brands Inc.	19,370	976,442
L-3 Communications Holdings Inc.	34,020	2,764,125
Laboratory Corp. of America Holdings[a,b]	30,160	2,815,738
Las Vegas Sands Corp.	41,117	2,312,831
Legg Mason Inc.	53,740	1,712,156
Level 3 Communications Inc.[a,b]	11,687	235,259
Liberty Interactive Corp. Series Aa	49,240	1,048,320
Life Technologies Corp.[a]	10,933	805,653
Lincoln National Corp.	49,240	1,674,652
LinkedIn Corp. Class Aa,b	9,802	1,882,866
LKQ Corp.[a]	5,568	134,077
Lockheed Martin Corp.	41,117	4,074,284
Lorillard Inc.	55,879	2,396,650
Lowe’s Companies Inc.	183,599	7,053,874
LSI Corp.[a]	39,208	256,420
Lululemon Athletica Inc.[a,b]	11,870	903,663
LyondellBasell Industries NV Class A	33,617	2,040,552
M&T Bank Corp.	5,194	520,439
Macerich Co. (The)[b]	11,870	831,494
Macy’s Inc.	88,595	3,951,337
Marathon Oil Corp.	99,357	3,245,993

Security	Shares	Value

Marathon Petroleum Corp.	40,824	$3,198,969
Marriott International Inc. Class A	82,563	3,555,163
Marsh & McLennan Companies Inc.	149,477	5,681,621
Marvell Technology Group Ltd.	19,604	210,939
Masco Corp.	30,160	586,310
MasterCard Inc. Class A	10,696	5,914,139
Mattel Inc.	13,370	610,474
McCormick & Co. Inc. NVS	14,239	1,024,354
McDonald’s Corp.	119,948	12,251,489
McGraw-Hill Companies Inc. (The)	71,737	3,881,689
McKesson Corp.	44,109	4,667,614
MDU Resources Group Inc.	22,620	564,369
Mead Johnson Nutrition Co. Class A	39,962	3,240,519
Medtronic Inc.	129,357	6,038,385
Merck & Co. Inc.	370,071	17,393,337
MetLife Inc.	82,237	3,206,421
MGM Resorts International[a,b]	61,987	875,256
Micron Technology Inc.[a]	82,940	781,295
Microsoft Corp.	922,042	30,519,590
Mondelez International Inc. Class A	177,982	5,597,534
Monsanto Co.	61,240	6,541,657
Monster Beverage Corp.[a]	18,473	1,041,877
Moody’s Corp.	75,023	4,565,150
Morgan Stanley	140,794	3,118,587
Mosaic Co. (The)	26,930	1,658,619
Motorola Solutions Inc.	57,053	3,263,432
Murphy Oil Corp.	40,367	2,506,387
Mylan Inc.[a]	7,163	208,515
Nabors Industries Ltd.	23,751	351,277
National Oilwell Varco Inc.	62,737	4,091,707
NetApp Inc.[a]	27,521	960,208
Netflix Inc.[a,b]	6,620	1,430,383
New York Community Bancorp Inc.	22,159	300,254
Newell Rubbermaid Inc.	17,870	470,696
Newfield Exploration Co.[a]	6,409	139,652
Newmont Mining Corp.	82,987	2,688,779
News Corp. Class A NVS	198,844	6,158,199
NextEra Energy Inc.	57,490	4,715,905
Nike Inc. Class B	118,003	7,504,991
NiSource Inc.	6,409	196,949
Noble Corp.	70,987	2,662,012
Noble Energy Inc.	38,117	4,318,275
Nordstrom Inc.	9,947	562,901
Norfolk Southern Corp.	58,058	4,494,850
Northeast Utilities	27,367	1,240,546
Northern Trust Corp.	51,719	2,788,688
Northrop Grumman Corp.	46,240	3,502,218
NRG Energy Inc.	93,540	2,606,960
Nuance Communications Inc.[a,b]	12,064	229,699
Nucor Corp.	60,490	2,638,574
NVIDIA Corp.	105,357	1,450,766
O’Reilly Automotive Inc.[a]	9,425	1,011,491
Occidental Petroleum Corp.	100,107	8,935,551
OGE Energy Corp.	2,568	186,000
Omnicom Group Inc.	79,237	4,735,995
ONEOK Inc.	11,534	592,386
Oracle Corp.	485,308	15,908,396
Owens-Illinois Inc.[a]	64,237	1,688,148
PACCAR Inc.	81,809	4,072,452
Parker Hannifin Corp.	44,109	3,906,734
Paychex Inc.	109,857	3,999,893
Peabody Energy Corp.	51,490	1,032,889
Pentair Ltd. Registered	22,542	1,225,158

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

People’s United Financial Inc.	18,766	$246,961
PepsiCo Inc.	177,974	14,677,516
Perrigo Co.	6,786	810,316
PetSmart Inc.	1,818	124,060
Pfizer Inc.	927,797	26,971,059
PG&E Corp.	80,888	3,918,215
Philip Morris International Inc.	219,037	20,937,747
Phillips 66	80,737	4,920,920
Pinnacle West Capital Corp.	9,802	596,942
Pioneer Natural Resources Co.	10,179	1,244,179
Plains Exploration & Production Co.[a]	11,687	528,252
Plum Creek Timber Co. Inc.[b]	7,163	369,181
PNC Financial Services Group Inc. (The)[e]	74,012	5,023,935
PPL Corp.	77,737	2,594,861
Praxair Inc.	45,617	5,214,023
Precision Castparts Corp.	30,537	5,841,423
Priceline.com Inc.[a,b]	5,120	3,563,469
Principal Financial Group Inc.	66,487	2,400,181
Procter & Gamble Co. (The)	313,291	24,051,350
Progressive Corp. (The)	189,631	4,795,768
Prologis Inc.	32,117	1,347,308
Prudential Financial Inc.	51,490	3,111,026
Public Service Enterprise Group Inc.	79,987	2,928,324
Public Storage	17,719	2,923,635
QEP Resources Inc.	50,740	1,456,745
QUALCOMM Inc.	213,094	13,130,852
Quest Diagnostics Inc.	38,117	2,147,131
Rackspace Hosting Inc.[a,b]	13,572	654,170
Ralph Lauren Corp.	2,639	479,190
Range Resources Corp.	13,195	970,096
Rayonier Inc.[b]	4,524	268,816
Raytheon Co.	58,240	3,574,771
Realty Income Corp.[b]	13,949	710,981
Red Hat Inc.[a]	13,949	668,576
Regeneron Pharmaceuticals Inc.[a,b]	8,294	1,784,371
Regions Financial Corp.	120,930	1,026,696
Republic Services Inc.	11,120	378,970
Reynolds American Inc.	77,285	3,664,855
Rockwell Automation Inc.	4,901	415,507
Ross Stores Inc.	18,850	1,245,419
Royal Caribbean Cruises Ltd.	5,870	214,431
Safeway Inc.	73,138	1,647,068
Salesforce.com Inc.[a,b]	62,478	2,568,471
SanDisk Corp.[a]	41,117	2,156,175
SBA Communications Corp. Class Aa	22,370	1,767,006
SCANA Corp.	11,687	633,435
Schlumberger Ltd.	180,974	13,469,895
Seagate Technology PLC	57,681	2,116,893
Sears Holdings Corp.[a,b]	3,954	202,998
Sempra Energy	67,987	5,632,723
Simon Property Group Inc.	47,313	8,425,026
Sirius XM Radio Inc.	205,842	668,987
SLM Corp.	127,191	2,626,494
Southern Co. (The)	106,857	5,153,713
Southwest Airlines Co.	2,932	40,168
Southwestern Energy Co.[a]	65,975	2,468,784
Spectra Energy Corp.	167,474	5,280,455
Sprint Nextel Corp.[a]	432,938	3,052,213
St. Jude Medical Inc.	58,435	2,408,691
Staples Inc.	131,604	1,742,437
Starbucks Corp.	119,886	7,293,864
Starwood Hotels & Resorts Worldwide Inc.	46,990	3,031,795
State Street Corp.	54,490	3,186,030

Security	Shares	Value

Stryker Corp.	48,490	$3,179,974
SunTrust Banks Inc.	82,987	2,427,370
Symantec Corp.[a]	169,650	4,122,495
Sysco Corp.	73,237	2,553,042
T. Rowe Price Group Inc.	63,487	4,602,807
Target Corp.	87,841	6,198,061
TE Connectivity Ltd.	77,662	3,382,180
Teradata Corp.[a]	16,127	823,606
Texas Instruments Inc.	178,724	6,471,596
Textron Inc.	58,640	1,509,980
Thermo Fisher Scientific Inc.	65,737	5,303,661
Tiffany & Co.	6,620	487,762
Time Warner Cable Inc.	35,888	3,369,524
Time Warner Inc.	143,643	8,586,979
TJX Companies Inc. (The)	141,375	6,894,859
Toll Brothers Inc.[a,b]	10,556	362,176
Tractor Supply Co.	5,278	565,643
Travelers Companies Inc. (The)	75,023	6,407,714
Trimble Navigation Ltd.[a]	15,080	433,399
TRW Automotive Holdings Corp.[a]	8,870	532,821
Tyco International Ltd.	94,107	3,022,717
Tyson Foods Inc. Class A	17,120	421,666
U.S. Bancorp	209,344	6,966,968
Ulta Salon, Cosmetics & Fragrance Inc.[a]	7,163	627,837
Ultra Petroleum Corp.[a,b]	37,700	806,780
Union Pacific Corp.	67,237	9,948,387
United Continental Holdings Inc.[a]	2,932	94,704
United Parcel Service Inc. Class B	68,248	5,858,408
United States Steel Corp.[b]	29,870	531,686
United Technologies Corp.	81,487	7,438,948
UnitedHealth Group Inc.	136,097	8,156,293
Valero Energy Corp.	91,237	3,678,676
Varian Medical Systems Inc.[a]	36,192	2,357,547
Ventas Inc.	32,867	2,617,199
VeriFone Systems Inc.[a,b]	12,064	259,135
VeriSign Inc.[a]	46,748	2,153,680
Verisk Analytics Inc. Class Aa	4,524	277,276
Verizon Communications Inc.	325,951	17,572,018
Vertex Pharmaceuticals Inc.[a]	19,981	1,534,940
VF Corp.	4,524	806,267
Viacom Inc. Class B NVS	87,464	5,596,821
Virgin Media Inc.	37,367	1,822,762
Visa Inc. Class A	60,707	10,226,701
Vornado Realty Trust[b]	41,137	3,601,956
Vulcan Materials Co.	8,671	432,509
Wal-Mart Stores Inc.	214,136	16,642,650
Walgreen Co.	115,408	5,713,850
Walt Disney Co. (The)	205,594	12,919,527
Waste Management Inc.	111,215	4,557,591
Waters Corp.[a]	3,770	348,348
Weatherford International Ltd.[a]	113,607	1,453,034
WellPoint Inc.	44,952	3,277,900
Wells Fargo & Co.	618,412	23,487,288
Western Digital Corp.	14,326	791,941
Western Union Co.	120,640	1,786,678
Weyerhaeuser Co.	30,914	943,186
Whirlpool Corp.	19,604	2,240,345
Whole Foods Market Inc.	15,457	1,365,162
Williams Companies Inc. (The)	107,568	4,101,568
Willis Group Holdings PLC	2,932	116,342
Windstream Corp.	28,275	240,903
Wisconsin Energy Corp.	21,791	979,288
Wynn Resorts Ltd.	7,370	1,011,901

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

Xcel Energy Inc.	34,367	$1,092,527
Xerox Corp.	220,922	1,895,511
XL Group PLC	27,620	860,087
Xylem Inc.	64,987	1,803,389
Yahoo! Inc.[a]	183,893	4,547,674
Yum! Brands Inc.	83,317	5,675,554
Zimmer Holdings Inc.	40,367	3,086,057

		1,838,786,498

TOTAL COMMON STOCK
(Cost: $3,427,205,925)		3,875,640,194

PREFERRED STOCKS — 1.12%

BRAZIL — 0.86%
Banco Bradesco SA	253,684	4,174,142
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	37,700	2,089,102
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	20,595	1,144,258
Companhia de Bebidas das Americas	76,200	3,155,469
Companhia de Bebidas das Americas SP ADR	64,153	2,695,709
Companhia Energetica de Minas Gerais	48,900	625,832
Companhia Energetica de Minas Gerais SP ADR	102,310	1,312,637
Gerdau SA	86,200	673,821
Gerdau SA SP ADR	140,630	1,103,946
Itau Unibanco Holding SA	280,533	4,719,745
Itausa - Investimentos Itau SA	188,590	941,299
Klabin SA	113,100	770,404
Lojas Americanas SA	75,400	664,440
Oi SA	67,100	166,114
Oi SA SP ADR	42,659	101,955
Petroleo Brasileiro SA	466,770	4,689,877
Telefonica Brasil SA	37,700	1,001,374
Vale SA Class A	226,233	3,693,046

		33,723,170
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	11,010	543,495

		543,495
GERMANY — 0.20%
Henkel AG & Co. KGaA	16,588	1,565,865
Porsche Automobil Holding SE	9,620	754,512
ProSiebenSat.1 Media AG	14,870	570,102
Volkswagen AG	24,620	4,995,443

		7,885,922

Security	Shares	Value

SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,103	$1,663,228

		1,663,228
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	48,990,396	76,249

		76,249

TOTAL PREFERRED STOCKS
(Cost: $42,381,626)		43,892,064

RIGHTS — 0.01%

BRAZIL — 0.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar[a]	43	129

		129
NETHERLANDS — 0.00%
Koninklijke KPN NVa	106,691	143,475

		143,475
SPAIN — 0.01%
Banco Santander SAa	1,003,809	210,424
Bankia SAa,b	4,811	7,865

		218,289
TOTAL RIGHTS
(Cost: $772,343)		361,893

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	49,923,998	49,923,998
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	3,469,250	3,469,250

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	1,859,427	$1,859,427

		55,252,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,252,675)		55,252,675

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $3,525,612,569)		3,975,146,826
Other Assets, Less Liabilities — (0.97)%		(38,073,321)

NET ASSETS — 100.00%		$3,937,073,505

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.17%

AUSTRALIA — 6.42%
Alumina Ltd.[a]	81,830	$81,971
AMP Ltd.	330,925	1,854,990
Asciano Ltd.	103,698	581,276
ASX Ltd.	29,750	1,161,471
Aurizon Holdings Ltd.	185,570	799,418
Australia and New Zealand Banking Group Ltd.	216,174	7,144,876
BHP Billiton Ltd.	306,488	10,403,498
Boral Ltd.	184,443	957,305
Brambles Ltd.	189,273	1,713,260
Commonwealth Bank of Australia	149,702	11,413,992
Computershare Ltd.	115,927	1,194,956
Crown Ltd.	78,288	1,048,342
CSL Ltd.	53,301	3,483,519
Echo Entertainment Group Ltd.	87,966	330,553
Fortescue Metals Group Ltd.	139,125	505,465
Goodman Group	196,907	1,064,920
Iluka Resources Ltd.	43,386	403,080
Insurance Australia Group Ltd.	343,483	2,075,135
Macquarie Group Ltd.	41,454	1,686,397
Mirvac Group	426,601	783,815
National Australia Bank Ltd.	180,789	6,380,711
Newcrest Mining Ltd.	45,477	793,556
Orica Ltd.	58,843	1,395,723
Origin Energy Ltd.	148,656	1,901,128
Qantas Airways Ltd.[a]	257,306	507,483
QBE Insurance Group Ltd.	119,098	1,652,928
Rio Tinto Ltd.	40,673	2,355,909
Santos Ltd.	104,384	1,338,194
Sonic Healthcare Ltd.	64,222	883,986
Stockland Corp. Ltd.	60,147	241,626
Suncorp Group Ltd.	194,622	2,622,315
Tabcorp Holdings Ltd.	73,412	262,908
Telstra Corp. Ltd.	282,807	1,461,967
Transurban Group	42,581	301,452
Wesfarmers Ltd.	110,677	4,982,702
Westfield Group	145,082	1,754,517
Westfield Retail Trust	145,082	496,988
Westpac Banking Corp.	210,271	7,377,585
Woodside Petroleum Ltd.	56,651	2,208,774
Woolworths Ltd.	136,105	5,144,142

		92,752,833
AUSTRIA — 0.21%
Erste Group Bank AGa	12,388	388,710
IMMOEAST AG Escrow[a,b]	54,189	1
IMMOFINANZ AGa	160,641	657,605
OMV AG	16,002	752,637
Raiffeisen International Bank Holding AG	5,747	203,021
Vienna Insurance Group AG	10,045	532,912
Voestalpine AG	17,290	540,359

		3,075,245
BELGIUM — 0.80%
Ageas	29,205	1,071,178

Security	Shares	Value

Anheuser-Busch InBev NV	59,332	$5,651,635
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	8,001	502,215
Groupe Bruxelles Lambert SA	20,300	1,573,695
KBC Groep NV	16,646	653,994
Solvay SA	7,841	1,150,572
UCB SA	13,758	814,058
Umicore SA	4,238	196,397

		11,613,744

BRAZIL — 1.23%
ALL— America Latina Logistica SA	32,600	166,139
Banco Bradesco SA	53,790	931,876
Banco do Brasil SA	48,900	614,582
Banco Santander (Brasil) SA Units	65,200	478,362
BM&F Bovespa SA	130,400	905,854
BR Malls Participacoes SA	32,600	387,222
BRF — Brasil Foods SA	48,900	1,210,578
BRF — Brasil Foods SA SP ADR	33,767	838,435
CCR SA	65,200	644,989
Centrais Eletricas Brasileiras SA	16,300	44,266
CETIP SA — Mercados Organizados	16,307	194,591
Cielo SA	39,192	1,040,416
Companhia de Saneamento Basico do Estado de Sao Paulo	48,900	688,440
Companhia Hering SA	16,300	333,418
Companhia Siderurgica Nacional SA	48,900	193,203
CPFL Energia SA	32,600	351,353
EDP Energias do Brasil SA	48,900	300,076
Embraer SA	65,200	570,969
Fibria Celulose SAa	16,300	173,964
Hypermarcas SAa	48,900	391,542
JBS SA	32,600	104,183
Natura Cosmeticos SA	16,300	413,064
OGX Petroleo e Gas Participacoes SAa	97,800	95,379
Oi SA	2,217	6,531
PDG Realty SA Empreendimentos e Participacoes	130,400	149,345
Petroleo Brasileiro SA	244,500	2,345,341
Souza Cruz SA	32,600	497,274
TIM Participacoes SA	81,500	344,016
TIM Participacoes SA SP ADR	13,932	290,622
Tractebel Energia SA	16,300	290,620
Ultrapar Participacoes SA	32,600	869,170
Vale SA	114,100	1,954,451

		17,820,271
CANADA — 7.19%
Agnico-Eagle Mines Ltd.	12,225	395,245
Agrium Inc.	15,036	1,380,499
Alimentation Couche-Tard Inc. Class B	4,890	297,576
ARC Resources Ltd.	36,186	1,013,071
Athabasca Oil Corp.[a]	16,668	120,803
Bank of Montreal	53,802	3,379,975
Bank of Nova Scotia	100,842	5,823,842
Barrick Gold Corp.	84,196	1,662,407
Baytex Energy Corp.	2,849	112,759
BCE Inc.	18,256	856,490
Bell Aliant Inc.	6,357	170,262
Bombardier Inc. Class B	175,476	697,822
Brookfield Asset Management Inc. Class A	52,031	2,011,717
Brookfield Office Properties Inc.	24,164	445,635
Cameco Corp.	38,717	755,979
Canadian Imperial Bank of Commerce	32,004	2,563,565

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Canadian National Railway Co.	37,268	$3,654,365
Canadian Natural Resources Ltd.	99,593	2,925,857
Canadian Oil Sands Ltd.	41,293	812,436
Canadian Pacific Railway Ltd.	12,782	1,595,574
Canadian Tire Corp. Ltd. Class A NVS	11,977	883,525
Canadian Utilities Ltd. Class A	3,815	314,500
Catamaran Corp.[a]	14,018	810,685
Cenovus Energy Inc.	43,847	1,314,298
Centerra Gold Inc.	4,137	17,315
Crescent Point Energy Corp.	12,225	467,682
Dollarama Inc.	4,238	310,945
Eldorado Gold Corp.	79,218	627,695
Empire Co. Ltd. Class A	3,332	226,915
Enbridge Inc.	79,870	3,806,699
Encana Corp.	48,085	887,745
Enerplus Corp.	30,481	430,919
Finning International Inc.	30,716	663,882
First Quantum Minerals Ltd.	51,226	895,825
Fortis Inc.	20,139	699,764
Franco-Nevada Corp.	8,802	383,810
George Weston Ltd.	5,425	418,586
Gildan Activewear Inc.	8,484	341,688
Goldcorp Inc.	64,491	1,911,937
Great-West Lifeco Inc.	45,351	1,233,587
H&R Real Estate Investment Trust	11,333	278,860
Husky Energy Inc.	38,878	1,125,543
IAMGOLD Corp.	26,406	142,026
Imperial Oil Ltd.	33,415	1,331,484
Kinross Gold Corp.	118,839	648,632
Magna International Inc. Class A	22,071	1,329,724
Manulife Financial Corp.	152,922	2,263,766
MEG Energy Corp.[a]	16,300	467,034
Metro Inc. Class A	2,366	160,705
National Bank of Canada	8,323	630,110
New Gold Inc.[a]	22,715	182,470
Onex Corp.	2,044	102,114
Open Text Corp.[a,c]	1,956	128,015
Osisko Mining Corp.[a]	33,453	141,348
Pacific Rubiales Energy Corp.	32,970	698,177
Pan American Silver Corp.	7,335	96,623
Pembina Pipeline Corp.	12,714	418,007
Penn West Petroleum Ltd.	51,997	480,760
Potash Corp. of Saskatchewan Inc.	74,328	3,133,178
Power Corp. of Canada	43,547	1,174,559
Power Financial Corp.	34,741	1,027,879
Research In Motion Ltd.[a,c]	35,371	580,227
RioCan Real Estate Investment Trust	45,640	1,339,003
Ritchie Bros. Auctioneers Inc.[c]	27,818	564,187
Rogers Communications Inc. Class B	40,005	1,976,287
Royal Bank of Canada	126,182	7,624,737
Saputo Inc.	9,455	487,579
Shaw Communications Inc. Class B	47,684	1,087,509
Shoppers Drug Mart Corp.	16,163	725,033
Silver Wheaton Corp.	45,966	1,125,558
SNC-Lavalin Group Inc.	18,422	796,330
Sun Life Financial Inc.	71,557	2,021,822
Suncor Energy Inc.	141,484	4,418,166
Talisman Energy Inc.	96,333	1,156,935
Teck Resources Ltd. Class B	40,810	1,087,347
TELUS Corp.	35,784	1,289,626
Thomson Reuters Corp.	25,961	871,088
Tim Hortons Inc.	20,300	1,101,530
Toronto-Dominion Bank (The)	60,799	4,992,185

Security	Shares	Value

Tourmaline Oil Corp.[a]	16,668	$662,345
TransAlta Corp.	14,070	207,165
TransCanada Corp.	70,448	3,497,711
Turquoise Hill Resources Ltd.[a]	51,354	362,493
Valeant Pharmaceuticals International Inc.[a]	24,647	1,874,529
Yamana Gold Inc.	55,766	691,358

		103,825,645
CHILE — 0.38%
Aguas Andinas SA Series A	265,853	211,442
Banco Santander (Chile) SA	2,784,305	185,601
Banco Santander (Chile) SA SP ADR[c]	12,271	326,899
Cencosud SA	40,809	230,192
Colbun SA	499,758	153,298
CorpBanca SA	19,280,618	264,654
Empresa Nacional de Electricidad SA	133,750	236,674
Empresas Copec SA	595	8,495
Enersis SA	2,041,079	767,905
Enersis SA SP ADR	83,104	1,569,003
LATAM Airlines Group SA	16,501	340,543
LATAM Airlines Group SA BDR[a]	10,980	224,597
LATAM Airlines Group SA SP ADR	37,653	779,417
Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,586	177,471

		5,476,191
CHINA — 4.05%
Air China Ltd. Class H	682,000	551,885
Angang Steel Co. Ltd. Class Ha,c	326,000	191,972
Anhui Conch Cement Co. Ltd. Class H	244,500	885,299
Anta Sports Products Ltd.[c]	327,000	273,883
AviChina Industry & Technology Co. Ltd. Class H	664,000	320,852
Bank of China Ltd. Class H	5,053,000	2,363,527
Bank of Communications Co. Ltd. Class H	688,800	547,625
Beijing Capital International Airport Co. Ltd. Class H	332,000	230,157
Belle International Holdings Ltd.	489,000	797,714
Brilliance China Automotive Holdings Ltd.[a]	332,000	406,412
China Construction Bank Corp. Class H	5,216,050	4,368,776
China COSCO Holdings Co. Ltd. Class Ha,c	407,500	172,229
China Gas Holdings Ltd.	326,000	321,354
China Life Insurance Co. Ltd. Class H	815,000	2,226,374
China Mengniu Dairy Co. Ltd.	166,000	467,374
China Merchants Bank Co. Ltd. Class H	244,500	521,098
China Merchants Holdings (International) Co. Ltd.	326,000	1,031,273
China Mobile Ltd.	570,500	6,244,875
China National Building Material Co. Ltd. Class H	332,000	391,867
China Overseas Land & Investment Ltd.	326,000	995,567
China Petroleum & Chemical Corp. Class H	1,630,000	1,783,200
China Resources Cement Holdings Ltd.[c]	332,000	191,228
China Resources Enterprise Ltd.[c]	326,000	1,117,388
China Resources Land Ltd.[c]	326,000	987,166
China Shanshui Cement Group Ltd.	166,000	93,903
China Shenhua Energy Co. Ltd. Class H	407,500	1,441,367
China Shipping Development Co. Ltd. Class H	652,000	279,767
China State Construction International Holdings Ltd.	332,000	483,416
China Telecom Corp. Ltd. Class H	652,000	332,696
China Unicom (Hong Kong) Ltd.	326,000	467,959
China Vanke Co. Ltd. Class B	130,400	264,140
CITIC Pacific Ltd.[c]	163,000	197,223
CNOOC Ltd.	1,467,000	2,737,180
Country Garden Holdings Co. Ltd.[a]	494,089	280,132
Dongfang Electric Corp. Ltd. Class Hc	33,200	46,630

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Dongfeng Motor Group Co. Ltd. Class H	326,000	$485,602
Evergrande Real Estate Group Ltd.[c]	595,000	243,042
Fosun International Ltd.	861,000	612,417
Franshion Properties (China) Ltd.	868,000	296,395
GCL-Poly Energy Holdings Ltd.[c]	595,000	120,371
Geely Automobile Holdings Ltd.[c]	830,000	417,107
Golden Eagle Retail Group Ltd.	166,000	292,189
GOME Electrical Appliances Holdings Ltd.[a]	1,083,320	108,882
Great Wall Motor Co. Ltd. Class H	183,500	795,657
Guangdong Investment Ltd.	326,000	315,473
Guangzhou Automobile Group Co. Ltd. Class H	387,449	319,521
Guangzhou R&F Properties Co. Ltd. Class H	130,800	236,635
Huaneng Power International Inc. Class H	326,000	376,803
Industrial and Commercial Bank of China Ltd. Class H	4,890,285	3,440,579
Jiangxi Copper Co. Ltd. Class H	326,000	631,786
Kingboard Chemical Holdings Co. Ltd.[c]	163,000	443,175
Lenovo Group Ltd.	978,000	893,490
Longfor Properties Co. Ltd.[c]	244,500	408,309
Parkson Retail Group Ltd.[c]	217,000	117,439
PetroChina Co. Ltd. Class H	1,630,000	2,073,049
PICC Property and Casualty Co. Ltd. Class H	343,000	440,208
Ping An Insurance (Group) Co. of China Ltd. Class H	244,500	1,936,000
Poly Property Group Co. Ltd.[a]	327,226	228,113
Shimao Property Holdings Ltd.	163,500	352,256
Shougang Fushan Resources Group Ltd.	326,000	127,281
Shui On Land Ltd.	652,000	216,756
Sino-Ocean Land Holdings Ltd.	458,500	302,492
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,304,000	448,635
SOHO China Ltd.	297,500	256,842
Tencent Holdings Ltd.	97,800	3,354,684
Tingyi (Cayman Islands) Holding Corp.[c]	326,000	901,052
Tsingtao Brewery Co. Ltd. Class H	18,000	120,725
Want Want China Holdings Ltd.[c]	917,000	1,453,380
Yanzhou Coal Mining Co. Ltd. Class Hc	326,000	339,417
Yuexiu Property Co. Ltd.	1,304,000	386,465
Zhaojin Mining Industry Co. Ltd. Class H	83,000	92,191
Zhuzhou CSR Times Electric Co. Ltd. Class H	166,000	458,818
Zijin Mining Group Co. Ltd. Class H	697,000	205,671
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hc	165,240	165,440

		58,427,855
COLOMBIA — 0.18%
Bancolombia SA SP ADR	38,119	2,583,325

		2,583,325
CZECH REPUBLIC — 0.17%
CEZ AS	37,816	1,095,830
Komercni Banka AS	7,009	1,341,384

		2,437,214
DENMARK — 0.85%
Carlsberg A/S Class B	4,238	393,827
Coloplast A/S Class B	23,635	1,287,293
Danske Bank A/Sa	57,939	1,096,291
Novo Nordisk A/S Class B	37,816	6,640,428
Novozymes A/S Class B	36,512	1,262,274
TrygVesta A/S	10,689	926,577
William Demant Holding A/Sa	8,150	652,871

		12,259,561

Security	Shares	Value

EGYPT — 0.06%
Orascom Telecom Holding SAE SP GDR[a],[d]	239,500	$807,115

		807,115
FINLAND — 0.49%
Fortum OYJ	30,555	568,403
Kone OYJ Class B	20,139	1,780,262
Metso OYJ	4,137	170,117
Neste Oil OYJ	40,005	623,945
Nokia OYJ[c]	297,149	996,641
Nokian Renkaat OYJ	15,485	672,076
Sampo OYJ Class A	49,294	1,969,174
UPM-Kymmene OYJ	20,864	218,406

		6,999,024
FRANCE — 6.46%
Accor SA	5,586	184,851
Aeroports de Paris	6,552	593,701
ALSTOM	8,150	334,813
ArcelorMittal	77,644	951,184
Arkema SA	3,654	342,712
AXA SA	153,405	2,874,972
BNP Paribas SA	86,933	4,849,254
Bouygues SA	20,300	567,119
Bureau Veritas SA	1,793	219,960
Cap Gemini SA	14,875	684,921
Carrefour SA	65,135	1,932,165
Casino Guichard-Perrachon SA	6,874	743,774
CNP Assurances SA	21,910	310,671
Compagnie de Saint-Gobain	51,398	2,063,726
Compagnie Generale de Geophysique-Veritas[a]	17,477	378,920
Compagnie Generale des Etablissements Michelin Class B	24,939	2,108,568
Credit Agricole SAa	92,910	851,446
Danone SA	41,807	3,197,416
Dassault Systemes SA	3,423	417,893
Edenred SA	8,162	272,033
Electricite de France SA	11,494	257,158
Essilor International SA	25,291	2,848,882
European Aeronautic Defence and Space Co. NV	29,829	1,577,192
Eutelsat Communications SA	6,874	248,453
Fonciere des Regions	1,678	133,621
France Telecom SA	173,271	1,855,851
GDF Suez	123,606	2,656,284
Gecina SA	5,586	672,460
Gemalto NV	4,401	359,973
Groupe Eurotunnel SA Registered	28,301	237,193
Iliad SA	815	186,533
L’Air Liquide SA	27,632	3,501,655
L’Oreal SA	29,014	5,179,330
Lafarge SA	10,921	706,306
Lagardere SCA	3,912	145,547
Legrand SA	41,307	1,927,037
LVMH Moet Hennessy Louis Vuitton SA	17,278	2,995,481
Natixis	28,362	124,517
Pernod Ricard SA	12,714	1,575,641
PPR SA	9,884	2,176,840
PSA Peugeot Citroen SAa,[c]	13,692	109,753
Publicis Groupe SA	22,071	1,536,978
Remy Cointreau SA	1,141	132,995
Renault SA	26,257	1,811,174

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Safran SA	9,780	$480,816
Sanofi	92,680	10,168,597
Schneider Electric SA	38,142	2,911,584
SCOR SE	39,522	1,200,779
SES SA Class A FDR	21,353	667,479
Societe Generale[a]	59,332	2,157,399
Sodexo	14,553	1,216,627
STMicroelectronics NV	37,912	329,939
Suez Environnement SA	17,129	246,266
Technip SA	11,977	1,286,924
Total SA	168,379	8,495,592
Unibail-Rodamco SE	5,705	1,493,013
Vallourec SA	9,454	454,879
Veolia Environnement	39,039	538,623
Vinci SA	46,718	2,251,841
Vivendi SA	104,715	2,374,568
Wendel	1,467	159,099

		93,270,978
GERMANY — 5.50%
Adidas AG	11,247	1,175,864
Allianz SE Registered	43,869	6,480,625
BASF SE	85,738	8,016,584
Bayer AG Registered	59,169	6,179,827
Bayerische Motoren Werke AG	21,105	1,949,130
Brenntag AG	978	166,912
Celesio AG	16,002	316,983
Commerzbank AGa,c	21,418	288,446
Continental AG	5,264	625,716
Daimler AG Registered	84,035	4,654,916
Deutsche Bank AG Registered	87,857	4,043,649
Deutsche Boerse AG	23,842	1,489,938
Deutsche Post AG Registered	36,512	867,436
Deutsche Telekom AG Registered	283,131	3,352,801
E.ON SE	160,440	2,910,572
Fresenius Medical Care AG & Co. KGaA	27,979	1,932,906
Fresenius SE & Co. KGaA	9,128	1,145,911
GEA Group AG	42,380	1,435,119
HeidelbergCement AG	6,520	469,942
Hochtief AGa	10,921	758,788
Infineon Technologies AG	51,671	408,398
K+S AG Registered	25,001	1,106,512
Kabel Deutschland Holding AG	12,943	1,231,513
Lanxess AG	917	66,856
Linde AG	21,027	3,980,879
MAN SE	3,171	355,564
Merck KGaA	9,455	1,441,009
METRO AG	20,049	625,792
Muenchener Rueckversicherungs-Gesellschaft AG Registered	21,516	4,307,483
RWE AG	42,152	1,519,094
Salzgitter AG	6,069	237,801
SAP AG	80,196	6,376,602
Siemens AG Registered	72,058	7,533,602
ThyssenKrupp AGa	45,318	820,629
Volkswagen AG	5,586	1,087,013

		79,360,812
HONG KONG — 2.25%
AIA Group Ltd.	815,000	3,617,858
Bank of East Asia Ltd. (The)	197,400	811,414
BOC Hong Kong (Holdings) Ltd.	407,500	1,401,986

Security	Shares	Value

Bosideng International Holdings Ltd.	654,000	$171,914
Cathay Pacific Airways Ltd.	163,000	286,488
Cheung Kong (Holdings) Ltd.	163,000	2,453,212
Cheung Kong Infrastructure Holdings Ltd.	163,000	1,182,499
CLP Holdings Ltd.	163,500	1,441,048
Galaxy Entertainment Group Ltd.[a]	163,000	729,873
Hang Seng Bank Ltd.	97,800	1,635,755
Henderson Land Development Co. Ltd.	163,000	1,180,398
Hong Kong and China Gas Co. Ltd. (The)	526,582	1,584,374
Hong Kong Exchanges and Clearing Ltd.	77,000	1,295,802
Hutchison Whampoa Ltd.	163,000	1,770,598
Li & Fung Ltd.	654,000	846,089
Link REIT (The)	244,500	1,384,658
MTR Corp. Ltd.	163,000	672,113
New World Development Co. Ltd.	326,000	568,776
Orient Overseas International Ltd.	83,000	493,042
Power Assets Holdings Ltd.	163,000	1,592,068
Sands China Ltd.	130,800	685,973
Shangri-La Asia Ltd.	336,666	650,722
SJM Holdings Ltd.	327,000	824,178
Sun Hung Kai Properties Ltd.	163,000	2,356,595
Swire Pacific Ltd. Class A	83,000	1,055,067
Wharf (Holdings) Ltd. (The)	163,000	1,454,494
Wynn Macau Ltd.[a]	130,800	396,920

		32,543,914
HUNGARY — 0.08%
MOL Hungarian Oil and Gas PLC	9,455	670,508
OTP Bank PLC	22,168	461,293

		1,131,801
INDIA — 1.44%
Axis Bank Ltd. SP GDR[d]	66,223	1,866,164
Dr. Reddy’s Laboratories Ltd. SP ADR	30,233	1,145,226
HDFC Bank Ltd. SP ADR	81,356	3,452,749
ICICI Bank Ltd. SP ADR	69,309	3,245,047
Infosys Ltd. SP ADR[c]	41,754	1,742,812
Larsen & Toubro Ltd. SP GDR[c,d]	54,530	1,537,746
Mahindra & Mahindra Ltd. SP GDR[c]	52,514	894,839
Ranbaxy Laboratories Ltd. SP GDR[a,d]	61,048	511,582
Reliance Industries Ltd. SP GDR[e]	60,536	1,783,996
State Bank of India SP GDR[d]	16,847	1,423,572
Sterlite Industries (India) Ltd. SP ADR	129,102	933,407
Tata Motors Ltd. SP ADR	44,733	1,231,947
Wipro Ltd. SP ADR[c]	128,114	1,023,632

		20,792,719
INDONESIA — 0.80%
PT Astra International Tbk	830,000	627,462
PT Bank Central Asia Tbk	1,874,500	2,072,602
PT Bank Mandiri (Persero) Tbk	1,548,742	1,672,593
PT Bank Rakyat Indonesia (Persero) Tbk	1,874,500	1,812,322
PT Bumi Resources Tbk	1,110,500	76,527
PT Charoen Pokphand Indonesia Tbk	297,500	154,526
PT Gudang Garam Tbk	83,000	421,723
PT Indosat Tbk	489,422	302,035
PT Kalbe Farma Tbk	2,707,000	387,013
PT Perusahaan Gas Negara (Persero) Tbk	1,793,000	1,152,610
PT Semen Gresik (Persero) Tbk	652,000	1,233,921
PT Telekomunikasi Indonesia (Persero) Tbk	1,022,000	1,229,869
PT United Tractors Tbk	244,545	446,456

		11,589,659

85

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US Index Fund

April 30, 2013

Security	Shares	Value

IRELAND — 0.24%
CRH PLC	55,285	$1,189,893
Elan Corp. PLC[a]	59,006	681,082
Irish Bank Resolution Corp. Ltd.[a,b]	64,486	1
Kerry Group PLC Class A	26,096	1,545,127

		3,416,103
ISRAEL — 0.35%
Bank Hapoalim BMa	68,460	318,085
Bank Leumi le-Israel BMa	68,460	243,006
Bezeq The Israel Telecommunication Corp. Ltd.	28,525	41,392
Delek Group Ltd. (The)	1,141	300,255
Israel Chemicals Ltd.	31,296	372,391
Israel Corp. Ltd. (The)	163	104,846
Mellanox Technologies Ltd.[a]	3,423	178,625
NICE Systems Ltd.[a]	9,780	343,057
Teva Pharmaceutical Industries Ltd.	79,707	3,120,662

		5,022,319
ITALY — 1.40%
Assicurazioni Generali SpA	121,999	2,240,550
Banca Monte dei Paschi di Siena SpA[a,c]	490,304	138,269
Banco Popolare Scrl[a]	80,359	116,010
Enel Green Power SpA	43,032	91,851
Enel SpA	438,307	1,696,609
Eni SpA	226,081	5,412,865
Exor SpA	26,243	795,772
Fiat Industrial SpA	98,819	1,116,525
Fiat SpA[a]	100,734	603,213
Intesa Sanpaolo SpA	850,697	1,544,387
Intesa Sanpaolo SpA RNC	112,406	176,353
Luxottica Group SpA	19,013	990,888
Mediobanca SpA	66,993	426,250
Saipem SpA	22,721	644,041
Snam SpA	41,565	204,621
Telecom Italia SpA	995,340	843,125
Telecom Italia SpA RNC	373,282	259,847
Tenaris SA	33,495	743,651
Terna SpA	17,441	81,721
UniCredit SpA[a]	346,864	1,810,930
Unione di Banche Italiane SpA	52,975	221,400

		20,158,878
JAPAN — 15.35%
Advantest Corp.	16,300	243,973
AEON Co. Ltd.	65,200	923,014
AEON Credit Service Co. Ltd.	16,300	488,782
AEON Mall Co. Ltd.	16,600	534,247
Aisin Seiki Co. Ltd.	32,700	1,179,966
Ajinomoto Co. Inc.	12,000	164,706
All Nippon Airways Co. Ltd.[c]	163,000	354,748
Amada Co. Ltd.	163,000	1,305,205
Asahi Glass Co. Ltd.	163,000	1,278,431
Asahi Group Holdings Ltd.	48,900	1,216,852
Asahi Kasei Corp.	163,000	1,094,364
Astellas Pharma Inc.	48,900	2,846,350

Security	Shares	Value

Bridgestone Corp.	81,500	$3,074,761
Canon Inc.	81,500	2,924,161
Casio Computer Co. Ltd.[a]	83,100	688,448
Chubu Electric Power Co. Inc.	48,900	633,024
Chugai Pharmaceutical Co. Ltd.	32,600	812,239
Chugoku Electric Power Co. Inc. (The)	16,300	233,766
Citizen Holdings Co. Ltd.	81,500	481,085
Coca-Cola West Co. Ltd.	32,600	606,753
Cosmo Oil Co. Ltd.[a]	327,000	778,811
Credit Saison Co. Ltd.	32,600	952,800
Dai-ichi Life Insurance Co. Ltd. (The)	815	1,121,137
Daido Steel Co. Ltd.	14,000	76,173
Daiichi Sankyo Co. Ltd.	75,600	1,478,472
Daikin Industries Ltd.	32,700	1,312,565
Dainippon Sumitomo Pharma Co. Ltd.	65,200	1,198,111
Daito Trust Construction Co. Ltd.	2,600	251,966
Daiwa Securities Group Inc.	163,000	1,444,092
Dena Co. Ltd.	16,600	473,580
Denso Corp.	48,900	2,191,238
Dentsu Inc.	16,300	566,425
East Japan Railway Co.	32,600	2,750,970
Eisai Co. Ltd.	32,700	1,492,162
Electric Power Development Co. Ltd.	16,300	465,523
FANUC Corp.	16,300	2,459,809
Fast Retailing Co. Ltd.	1,300	476,440
FUJIFILM Holdings Corp.	43,400	890,188
Fujitsu Ltd.	163,000	684,396
Gree Inc.[c]	16,600	212,847
Gunma Bank Ltd. (The)	163,000	1,035,797
Hachijuni Bank Ltd. (The)	163,000	1,107,751
Hino Motors Ltd.	13,000	198,450
Hitachi Construction Machinery Co. Ltd.	32,600	773,752
Hitachi High-Technologies Corp.	16,300	406,119
Hitachi Ltd.	326,000	2,081,634
Hokkaido Electric Power Co. Inc.[a]	16,300	206,657
Hokuriku Electric Power Co.	16,300	239,957
Honda Motor Co. Ltd.	130,400	5,187,352
Hoya Corp.	65,200	1,303,866
IBIDEN Co. Ltd.	16,300	285,304
Idemitsu Kosan Co. Ltd.	1,200	101,386
IHI Corp.	326,000	1,214,844
INPEX Corp.	163	786,470
Isuzu Motors Ltd.	163,000	1,085,997
ITOCHU Corp.	195,600	2,419,649
Japan Petroleum Exploration Co. Ltd.	16,600	656,945
Japan Prime Realty Investment Corp.	326	1,198,111
Japan Retail Fund Investment Corp.	326	773,083
Japan Tobacco Inc.	81,500	3,083,128
JFE Holdings Inc.	32,700	707,644
JSR Corp.	32,600	750,660
JTEKT Corp.	48,900	497,484
JX Holdings Inc.	163,000	883,523
Kansai Electric Power Co. Inc. (The)[a]	65,200	795,171
Kao Corp.	48,900	1,691,746
Kawasaki Heavy Industries Ltd.	327,000	1,040,653
KDDI Corp.	32,600	1,566,246
Keikyu Corp.	163,000	1,803,860
Keio Corp.	163,000	1,402,259
Kintetsu Corp.[c]	163,000	824,956
Kirin Holdings Co. Ltd.	6,000	105,143
Kobe Steel Ltd.[a]	489,000	637,542
Komatsu Ltd.	81,500	2,224,705
Konica Minolta Holdings Inc.	83,000	587,075

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Kubota Corp.	163,000	$2,337,655
Kuraray Co. Ltd.	81,500	1,237,435
Kurita Water Industries Ltd.	32,700	671,053
Kyocera Corp.	16,600	1,688,800
Kyushu Electric Power Co. Inc.[a]	32,600	450,128
Mabuchi Motor Co. Ltd.	16,600	898,080
Marubeni Corp.	163,000	1,166,318
Mazda Motor Corp.[a]	163,000	558,895
Meiji Holdings Co. Ltd.	16,695	753,255
Mitsubishi Chemical Holdings Corp.	163,500	795,596
Mitsubishi Corp.	130,400	2,339,998
Mitsubishi Electric Corp.	163,000	1,552,859
Mitsubishi Estate Co. Ltd.	163,000	5,296,120
Mitsubishi Gas Chemical Co. Inc.	163,000	1,244,965
Mitsubishi Heavy Industries Ltd.	327,000	2,252,510
Mitsubishi Motors Corp.[a]	326,000	384,868
Mitsubishi UFJ Financial Group Inc.	1,117,200	7,603,979
Mitsui & Co. Ltd.	81,500	1,119,464
Mitsui Chemicals Inc.	163,000	376,501
Mitsui Fudosan Co. Ltd.	51,000	1,732,984
Mitsui O.S.K. Lines Ltd.[a]	163,000	677,703
Mizuho Financial Group Inc.	1,776,700	3,921,471
Murata Manufacturing Co. Ltd.	32,700	2,662,057
Nabtesco Corp.	16,600	366,389
Namco Bandai Holdings Inc.	16,600	302,484
NEC Corp.	170,000	441,536
Nidec Corp.	16,300	1,109,424
Nikon Corp.	16,300	354,413
Nintendo Co. Ltd.	16,300	1,807,207
Nippon Building Fund Inc.	9	129,535
Nippon Steel & Sumitomo Metal Corp.	545,860	1,451,368
Nippon Telegraph and Telephone Corp.	48,900	2,422,159
Nishi-Nippon City Bank Ltd. (The)	327,000	1,091,007
Nissan Motor Co. Ltd.	163,000	1,700,113
Nisshin Seifun Group Inc.	12,500	161,431
Nissin Foods Holdings Co. Ltd.	16,300	731,249
Nitto Denko Corp.	16,600	1,090,648
Nomura Holdings Inc.	317,100	2,581,463
Nomura Real Estate Holdings Inc.	16,600	445,632
NSK Ltd.	163,000	1,318,592
NTT DOCOMO Inc.	978	1,616,446
NTT Urban Development Corp.	166	245,396
Olympus Corp.[a]	16,300	409,132
Omron Corp.	32,600	1,029,104
Ono Pharmaceutical Co. Ltd.	16,600	1,094,056
ORIX Corp.[a]	81,500	1,251,658
Osaka Gas Co. Ltd.	163,000	706,149
Otsuka Holdings Co. Ltd.	16,300	587,342
Panasonic Corp.	163,000	1,186,398
Rakuten Inc.	75,600	806,369
Resona Holdings Inc.	140,000	747,357
Ricoh Co. Ltd.	163,000	1,817,247
Sanrio Co. Ltd.	2,700	135,402
Santen Pharmaceutical Co. Ltd.	32,700	1,638,189
Secom Co. Ltd.	16,600	927,051
Seven & I Holdings Co. Ltd.	81,500	3,129,145
Shikoku Electric Power Co. Inc.[a]	16,300	295,344
Shin-Etsu Chemical Co. Ltd.	48,900	3,293,132
Shiseido Co. Ltd.	32,600	466,527
Showa Shell Sekiyu K.K.	81,500	653,439
SMC Corp.	3,200	640,920
SoftBank Corp.	81,500	4,036,932
Sony Corp.	97,800	1,619,458

Security	Shares	Value

Stanley Electric Co. Ltd.	32,600	$625,160
Sumitomo Chemical Co. Ltd.	163,000	545,509
Sumitomo Corp.	140,000	1,747,665
Sumitomo Heavy Industries Ltd.	163,000	722,883
Sumitomo Mitsui Financial Group Inc.	114,100	5,394,010
Sumitomo Rubber Industries Inc.	16,300	300,699
Suzuki Motor Corp.	16,300	418,000
Taiyo Nippon Sanso Corp.	163,000	1,080,977
Takeda Pharmaceutical Co. Ltd.	65,200	3,580,947
TDK Corp.	16,600	606,673
Terumo Corp.	16,600	824,802
THK Co. Ltd.	48,900	1,027,598
Toho Gas Co. Ltd.	163,000	970,537
Tohoku Electric Power Co. Inc.[a]	32,600	348,724
Tokio Marine Holdings Inc.	48,900	1,551,186
Tokyo Electric Power Co. Inc.[a]	97,800	431,722
Tokyo Electron Ltd.	16,600	850,364
Tokyo Gas Co. Ltd.	163,000	930,377
Tokyu Corp.	68,000	539,616
Tokyu Land Corp.	163,000	1,999,641
TonenGeneral Sekiyu K.K.	14,000	141,423
Toray Industries Inc.	163,000	1,144,564
Toshiba Corp.	327,000	1,802,679
Toyo Seikan Kaisha Ltd.	65,200	892,894
Toyo Suisan Kaisha Ltd.	4,000	135,920
Toyota Industries Corp.	32,700	1,336,064
Toyota Motor Corp.	244,500	14,156,452
Toyota Tsusho Corp.	32,600	907,285
Ube Industries Ltd.	327,000	661,318
Unicharm Corp.	16,300	1,054,204
Ushio Inc.	32,600	331,991
USS Co. Ltd.	3,260	418,000
West Japan Railway Co.	16,300	788,143
Yahoo! Japan Corp.	1,561	781,221
Yakult Honsha Co. Ltd.	16,300	710,333
Yamada Denki Co. Ltd.	6,520	314,253
Yamaha Motor Co. Ltd.	32,600	454,479
Yamato Holdings Co. Ltd.	32,600	628,172
Yamazaki Baking Co. Ltd.	7,000	91,551
Yokogawa Electric Corp.	81,500	828,303

		221,663,375
MALAYSIA — 0.75%
Alliance Financial Group Bhd	277,100	406,201
Axiata Group Bhd	211,900	471,508
Berjaya Sports Toto Bhd	97,822	135,038
British American Tobacco (Malaysia) Bhd	16,300	339,233
Bumi Armada Bhd[a]	163,000	213,762
CIMB Group Holdings Bhd	374,900	953,731
DiGi.Com Bhd	342,300	522,028
Genting Bhd	179,300	618,784
Genting Malaysia Bhd	163,000	201,440
Hong Leong Bank Bhd	65,200	309,874
Hong Leong Financial Group Bhd	16,300	83,040
IHH Healthcare Bhd[a]	130,400	160,723
IOI Corp. Bhd	163,000	269,479
Kuala Lumpur Kepong Bhd	32,600	231,013
Lafarge Malayan Cement Bhd	81,500	265,729
Malayan Banking Bhd	293,400	927,694
Malaysia Airports Holdings Bhd	97,800	193,510
Maxis Communications Bhd	244,500	543,244
Petronas Chemicals Group Bhd	179,300	384,825

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Petronas Dagangan Bhd	32,600	$253,085
Petronas Gas Bhd	97,800	633,892
PPB Group Bhd	16,300	68,575
Public Bank Bhd Foreign	179,300	967,660
RHB Capital Bhd	65,200	181,724
Sime Darby Bhd	163,000	505,742
Tenaga Nasional Bhd	244,500	630,838
UMW Holdings Bhd	48,900	229,834
YTL Corp. Bhd	260,853	140,608

		10,842,814
MEXICO — 1.26%
Alfa SAB de CV Series A	326,000	756,231
America Movil SAB de CV Series L	3,586,800	3,856,298
Cemex SAB de CV CPO[a]	1,194,136	1,344,761
Compartamos SAB de CV	119,100	198,098
Fomento Economico Mexicano SAB de CV BD Units	260,800	2,962,496
Grupo Financiero Banorte SAB de CV Series O	220,500	1,660,742
Grupo Financiero Inbursa SAB de CV Series O	81,500	238,535
Grupo Financiero Santander Mexico SAB de CV Series B	65,200	210,618
Grupo Mexico SAB de CV Series B	416,729	1,489,812
Grupo Modelo SAB de CV Series C	130,400	1,185,084
Grupo Televisa SAB de CV CPO	114,100	578,638
Industrias Penoles SAB de CV	5,705	237,917
Kimberly-Clark de Mexico SAB de CV Series A	407,500	1,411,900
Wal-Mart de Mexico SAB de CV Series V	635,700	2,020,585

		18,151,715
NETHERLANDS — 1.55%
AEGON NV	200,982	1,327,788
Akzo Nobel NV	29,177	1,761,018
ASML Holding NV	30,884	2,298,501
D.E Master Blenders 1753 NVa	50,041	794,328
Heineken NV	19,173	1,355,390
ING Groep NV CVA[a]	349,309	2,870,017
Koninklijke Ahold NV	136,115	2,149,860
Koninklijke DSM NV	23,961	1,545,708
Koninklijke KPN NVc	103,668	216,358
Koninklijke Philips Electronics NV	102,238	2,826,559
Reed Elsevier NV	14,344	232,985
TNT Express NV	20,757	159,653
Unilever NV CVA	111,492	4,750,752
Ziggo NV	2,987	107,174

		22,396,091
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	309,064	821,905
Fletcher Building Ltd.	54,607	414,106
Telecom Corp. of New Zealand Ltd.	177,282	396,172

		1,632,183
NORWAY — 0.52%
Aker Solutions ASA	21,427	299,611
DNB ASA	63,735	1,043,420
Gjensidige Forsikring ASA	15,036	242,632
Norsk Hydro ASA	47,433	222,456
Orkla ASA	19,397	174,865
Seadrill Ltd.	26,732	1,024,787
Statoil ASA	91,826	2,244,191

Security	Shares	Value

Subsea 7 SA	24,164	$521,303
Telenor ASA	42,487	956,447
Yara International ASA	16,807	788,232

		7,517,944
PERU — 0.13%
Compania de Minas Buenaventura SA SP ADR	24,164	483,763
Credicorp Ltd.	8,001	1,204,871
Southern Copper Corp.	3,519	117,288

		1,805,922
PHILIPPINES — 0.22%
Bank of the Philippine Islands	489,008	1,221,332
Jollibee Foods Corp.	223,930	699,101
Metropolitan Bank & Trust Co.	425,433	1,286,842

		3,207,275
POLAND — 0.27%
Bank Handlowy w Warszawie SA	4,401	130,934
Bank Millennium SAa	86,128	131,664
Bank Pekao SA	8,150	390,791
BRE Bank SAa	2,044	223,578
Cyfrowy Polsat SAa	81,399	430,755
Kernel Holding SAa	15,197	275,605
KGHM Polska Miedz SA	12,062	565,009
Polski Koncern Naftowy Orlen SAa	22,168	343,793
Powszechna Kasa Oszczednosci Bank Polski SA	53,953	561,806
Powszechny Zaklad Ubezpieczen SA	2,119	292,075
Synthos SA	121,835	181,622
Tauron Polska Energia SA	212,149	282,682
Telekomunikacja Polska SA	40,098	89,345

		3,899,659
PORTUGAL — 0.16%
Banco Espirito Santo SA Registered[a]	354,592	406,252
Energias de Portugal SA	153,057	526,673
Galp Energia SGPS SA Class B	22,331	358,299
Jeronimo Martins SGPS SA	32,970	786,113
Portugal Telecom SGPS SA Registered	55,094	287,711

		2,365,048
RUSSIA — 1.21%
Gazprom OAO SP ADR	445,185	3,532,543
LUKOIL OAO SP ADR	38,874	2,474,330
Magnit OJSC SP GDR[a],d	25,130	1,281,630
Mechel OAO SP ADR	37,490	152,959
MMC Norilsk Nickel OJSC SP ADR[a]	53,367	817,583
Mobile TeleSystems OJSC SP ADR	51,834	1,072,964
NovaTek OAO SP GDR[d]	17,451	1,766,041
Novolipetsk Steel OJSC SP GDR[d]	5,542	91,997
Rosneft Oil Co. OJSC SP GDR[d]	73,024	499,119
RusHydro OJSC SP ADR	87,134	149,871
Sberbank of Russia SP ADR[a]	154,226	1,983,346
Sistema JSFC SP GDR[d]	28,301	539,700
Surgutneftegas OJSC SP ADR	163,339	1,399,815
Tatneft OAO SP ADR	7,530	284,559
TMK OAO SP GDR[d]	44,996	568,750
Uralkali OJSC SP GDR[d]	23,681	857,015

		17,472,222

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

SINGAPORE — 1.14%
Ascendas REIT[c]	163,000	$363,943
CapitaLand Ltd.	183,500	557,212
DBS Group Holdings Ltd.	163,500	2,224,869
Genting Singapore PLC	489,000	609,438
Hutchison Port Holdings Trust	327,000	271,410
Keppel Corp. Ltd.[c]	163,200	1,419,130
Keppel REIT Management Ltd.	32,640	40,017
Noble Group Ltd.	652,199	595,724
Oversea-Chinese Banking Corp. Ltd.	326,000	2,871,839
SembCorp Marine Ltd.[c]	327,000	1,144,294
Singapore Airlines Ltd.[c]	163,000	1,469,005
Singapore Telecommunications Ltd.	652,000	2,080,429
United Overseas Bank Ltd.	163,000	2,825,519

		16,472,829
SOUTH AFRICA — 1.56%
African Bank Investments Ltd.[c]	349,391	1,108,184
Anglo American Platinum Ltd.[a]	11,576	438,675
AngloGold Ashanti Ltd.	38,073	709,545
ArcelorMittal South Africa Ltd.[a]	43,068	110,230
Aspen Pharmacare Holdings Ltd.[a]	67,711	1,469,192
FirstRand Ltd.	522,662	1,814,281
Foschini Group Ltd. (The)	15,358	196,626
Gold Fields Ltd.	99,603	708,234
Growthpoint Properties Ltd.	604,009	1,983,014
Harmony Gold Mining Co. Ltd.	76,839	369,550
Impala Platinum Holdings Ltd.	59,227	807,461
Imperial Holdings Ltd.	12,138	268,505
Kumba Iron Ore Ltd.	18,422	970,650
MMI Holdings Ltd.	85,168	217,130
Mr. Price Group Ltd.	15,811	227,033
MTN Group Ltd.	111,003	1,999,250
Naspers Ltd. Class N	29,177	1,950,569
Northam Platinum Ltd.[a]	109,970	407,564
PPC Ltd.	26,579	97,085
Redefine Properties Ltd.	1,324,415	1,592,412
RMB Holdings Ltd.	58,744	260,484
RMI Holdings Ltd.	58,744	153,361
Sappi Ltd.[a]	35,063	105,395
Sasol Ltd.	67,971	2,934,761
Shoprite Holdings Ltd.	21,027	398,166
Standard Bank Group Ltd.	43,032	537,038
Truworths International Ltd.	24,613	244,393
Woolworths Holdings Ltd.	56,724	441,672

		22,520,460
SOUTH KOREA — 3.15%
AmorePacific Corp.	327	267,230
AmorePacific Group	652	247,468
BS Financial Group Inc.	12,870	169,450
Celltrion Inc.[c]	4,388	125,906
Cheil Industries Inc.	2,288	197,159
Cheil Worldwide Inc.[a],c	16,300	402,579
CJ CheilJedang Corp.	830	245,691
Coway Co. Ltd.	6,520	330,351
Daelim Industrial Co. Ltd.	1,716	119,978

Security	Shares	Value

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,410	$274,035
DGB Financial Group Inc.	8,280	115,783
Dongbu Insurance Co. Ltd.	3,260	131,578
Doosan Heavy Industries & Construction Co. Ltd.	2,631	97,829
E-Mart Co. Ltd.	1,660	324,072
GS Engineering & Construction Corp.	4,075	111,930
GS Holdings Corp.	3,586	177,135
Hana Financial Group Inc.	13,347	426,600
Hankook Tire Co. Ltd.	3,787	164,712
Hyundai Department Store Co. Ltd.	1,304	189,449
Hyundai Engineering & Construction Co. Ltd.	5,705	299,418
Hyundai Glovis Co. Ltd.	1,304	219,050
Hyundai Heavy Industries Co. Ltd.	3,423	624,737
Hyundai Marine & Fire Insurance Co. Ltd.	4,890	137,646
Hyundai Mobis Co. Ltd.	5,216	1,184,055
Hyundai Motor Co.	12,388	2,244,081
Hyundai Steel Co.	4,401	304,509
Hyundai Wia Corp.	1,141	147,119
Industrial Bank of Korea	9,780	111,893
Kangwon Land Inc.	8,150	230,521
KB Financial Group Inc.	32,200	1,052,574
Kia Motors Corp.	18,908	940,850
Korea Aerospace Industries Ltd.	3,260	82,884
Korea Electric Power Corp.[a]	40,750	1,171,105
Korea Gas Corp.	3,260	209,282
Korea Zinc Co. Ltd.	815	233,481
KT Corp.	21,860	715,566
KT&G Corp.	9,291	669,006
LG Chem Ltd.	3,260	769,636
LG Corp.	8,150	485,463
LG Display Co. Ltd.[a]	34,230	930,889
LG Electronics Inc.	8,476	678,049
LG Household & Health Care Ltd.	1,141	641,314
LG Uplus Corp.[a]	29,340	277,069
Lotte Chemical Corp.	815	120,256
Lotte Confectionery Co. Ltd.	53	92,400
Lotte Shopping Co. Ltd.	978	364,985
NCsoft Corp.	1,304	196,553
NHN Corp.	3,423	920,011
OCI Co. Ltd.[c]	815	104,715
OCI NVa	15,010	450,300
ORION Corp.	498	526,805
POSCO	5,379	1,533,647
S-Oil Corp.	3,260	261,972
S1 Corp.	4,401	248,563
Samsung C&T Corp.	9,128	489,015
Samsung Electro-Mechanics Co. Ltd.	5,053	451,939
Samsung Electronics Co. Ltd.	10,432	14,398,111
Samsung Engineering Co. Ltd.	2,282	183,381
Samsung Fire & Marine Insurance Co. Ltd.	2,282	469,330
Samsung Heavy Industries Co. Ltd.	13,040	415,011
Samsung Life Insurance Co. Ltd.	3,097	305,116
Samsung SDI Co. Ltd.	2,934	342,340
Samsung Securities Co. Ltd.	4,890	224,674
Samsung Techwin Co. Ltd.[c]	2,771	172,354
Shinhan Financial Group Co. Ltd.	23,940	828,216
Shinsegae Co. Ltd.	489	105,011
SK C&C Co. Ltd.[c]	1,793	150,434
SK Holdings Co. Ltd.	2,282	328,427
SK Hynix Inc.[a]	42,380	1,150,606
SK Innovation Co. Ltd.	4,564	621,629
SK Telecom Co. Ltd.	5,542	973,737
Woori Finance Holdings Co. Ltd.	35,860	387,482
Yuhan Corp.	978	186,489

		45,482,641

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

SPAIN — 2.06%
Abertis Infraestructuras SA	35,860	$670,400
Acciona SA	6,552	429,748
Actividades de Construcciones y Servicios SA	30,818	793,310
Amadeus IT Holding SA Class A	26,569	785,165
Banco Bilbao Vizcaya Argentaria SA	404,892	3,934,178
Banco Bilbao Vizcaya Argentaria SA New[a]	7,084	68,832
Banco de Sabadell SA	166,748	347,128
Banco Popular Espanol SA	418,584	326,150
Banco Santander SA	810,273	5,865,838
Bankia SAa,c	505	2,663
CaixaBank	30,807	114,171
Distribuidora Internacional de Alimentacion SA	65,135	505,798
Ferrovial SA	61,819	1,024,075
Gas Natural SDG SA	13,203	276,769
Grifols SAa	8,476	340,495
Iberdrola SA	389,379	2,099,632
Industria de Diseno Textil SA	25,591	3,443,083
Red Electrica Corporacion SA	7,987	425,309
Repsol SA	90,476	2,123,248
Telefonica SA	351,806	5,166,967
Zardoya Otis SA	74,954	1,048,474

		29,791,433
SWEDEN — 2.25%
Alfa Laval AB	62,592	1,370,165
Assa Abloy AB Class B	49,616	1,978,309
Atlas Copco AB Class A	33,578	884,949
Electrolux AB Class B	43,032	1,219,865
Getinge AB Class B	43,563	1,312,984
Hennes & Mauritz AB Class B	97,311	3,447,072
Hexagon AB Class B	9,455	270,366
Husqvarna AB Class B	121,513	698,313
Investor AB Class B	99,104	2,924,212
Lundin Petroleum ABa,c	6,391	153,230
Millicom International Cellular SA SDR	7,065	578,459
Nordea Bank AB	324,905	3,897,465
Sandvik AB	136,757	1,940,497
Scania AB Class B	75,958	1,618,163
Securitas AB Class B	65,136	638,968
Skandinaviska Enskilda Banken AB Class A	43,225	444,059
Skanska AB Class B	71,575	1,218,505
Svenska Handelsbanken AB Class A	29,911	1,360,358
Swedbank AB Class A	29,267	721,146
Tele2 AB Class B	40,166	689,377
Telefonaktiebolaget LM Ericsson Class B	194,133	2,426,231
TeliaSonera AB	229,922	1,583,807
Volvo AB Class B	79,381	1,100,002

		32,476,502
SWITZERLAND — 6.17%
ABB Ltd. Registered[a]	248,249	5,625,321
Actelion Ltd. Registered[a]	4,564	279,308
Adecco SA Registered[a]	3,912	209,423
Aryzta AGa	1,304	80,996
Barry Callebaut AG Registered[a]	163	159,324
Compagnie Financiere Richemont SA Class A Bearer	42,136	3,406,441

Security	Shares	Value

Credit Suisse Group AG Registered	99,684	$2,766,407
Geberit AG Registered	1,078	263,538
Givaudan SA Registered[a]	163	209,858
Holcim Ltd. Registered[a]	11,573	902,593
Julius Baer Group Ltd.[a]	6,846	272,970
Kuehne & Nagel International AG Registered	13,587	1,556,227
Lindt & Spruengli AG Participation Certificates	163	631,681
Nestle SA Registered	296,497	21,193,176
Novartis AG Registered	196,952	14,639,685
Roche Holding AG Genusschein	61,481	15,381,005
SGS SA Registered	326	788,548
Sonova Holding AG Registered[a]	1,630	177,573
Sulzer AG Registered	917	156,560
Swatch Group AG (The) Bearer	2,688	1,540,836
Swiss Life Holding AG Registered[a]	2,849	450,835
Swiss Prime Site AG Registered	7,172	588,692
Swiss Re AGa	35,385	2,816,859
Swisscom AG Registered	1,956	921,833
Syngenta AG Registered	9,455	4,044,800
Transocean Ltd.[a]	26,895	1,374,353
UBS AG Registered[a]	325,776	5,821,499
Zurich Insurance Group AGa	10,107	2,824,455

		89,084,796
TAIWAN — 2.48%
Acer Inc.[a]	163,000	131,728
Advanced Semiconductor Engineering Inc.	912,218	786,661
Advanced Semiconductor Engineering Inc. SP ADR	190,904	855,250
Asia Cement Corp.	326,260	414,016
AU Optronics Corp.[a]	1,467,000	673,551
Cathay Financial Holding Co. Ltd.	339,200	456,297
Chailease Holding Co. Ltd.	163,000	490,458
Chang Hwa Commercial Bank Ltd.	489,040	279,219
China Development Financial Holding Corp.[a]	1,630,000	450,691
China Steel Corp.	1,304,825	1,149,548
Chinatrust Financial Holding Co. Ltd.	875,273	530,882
Chunghwa Telecom Co. Ltd.	541,000	1,719,497
Chunghwa Telecom Co. Ltd. SP ADR	50,586	1,630,893
Compal Electronics Inc.	326,000	210,985
Delta Electronics Inc.	118,000	565,770
E.Sun Financial Holding Co. Ltd.	652,600	393,612
Far EasTone Telecommunications Co. Ltd.	326,000	794,233
First Financial Holding Co. Ltd.	978,680	601,892
Formosa Chemicals & Fibre Corp.	163,000	381,652
Formosa Petrochemical Corp.	163,000	443,511
Formosa Plastics Corp.	163,000	395,459
Highwealth Construction Corp.	114,400	255,454
Hon Hai Precision Industry Co. Ltd.	978,200	2,525,713
HTC Corp.	43,000	438,567
Hua Nan Financial Holdings Co. Ltd.	1,141,400	663,290
Innolux Corp.[a]	815,640	509,913
Macronix International Co. Ltd.	503,698	137,223
MediaTek Inc.	60,000	731,906
Mega Financial Holding Co. Ltd.	659,920	508,714
Nan Ya Plastics Corp.	326,000	649,526
Quanta Computer Inc.	326,000	673,828
Shin Kong Financial Holding Co. Ltd.[a]	652,000	205,904
Siliconware Precision Industries Co. Ltd.	815,000	966,556
SinoPac Financial Holdings Co. Ltd.	978,513	489,058
Synnex Technology International Corp.	163,000	275,607
Taishin Financial Holdings Co. Ltd.	978,461	424,380
Taiwan Business Bank Ltd.[a]	1,304,320	400,860

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Taiwan Cement Corp.	326,000	$433,017
Taiwan Cooperative Financial Holding Co. Ltd.	1,304,955	749,491
Taiwan Mobile Co. Ltd.	326,000	1,187,483
Taiwan Semiconductor Manufacturing Co. Ltd.	1,956,000	7,257,455
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	25,539	487,284
U-Ming Marine Transport Corp.	326,000	508,132
Uni-President Enterprises Co.	344,480	678,175
United Microelectronics Corp.	1,630,000	621,357
Wan Hai Lines Ltd.[a]	326,000	182,265
Yuanta Financial Holding Co. Ltd.	978,000	497,086

		35,814,049
THAILAND — 0.69%
Bangkok Bank PCL NVDR	212,740	1,638,134
Banpu PCL NVDR	16,350	189,961
BEC World PCL NVDR	278,500	635,758
Charoen Pokphand Foods PCL NVDR	791,800	856,547
CP All PCL NVDR	918,000	1,376,218
Glow Energy PCL NVDR	188,300	494,007
Indorama Ventures PCL NVDR	301,288	241,236
Kasikornbank PCL NVDR	302,040	2,181,686
PTT Exploration & Production PCL NVDR	57,299	300,649
PTT Global Chemical PCL NVDR	277,701	690,704
PTT PCL NVDR	32,700	363,210
Siam Cement PCL NVDR	16,600	270,351
Siam Commercial Bank PCL NVDR	65,200	413,192
Thai Oil PCL NVDR	107,800	242,412

		9,894,065
TURKEY — 0.52%
Akbank TAS	74,925	393,540
Anadolu Efes Biracilik ve Malt Sanayii ASc	41,615	691,476
Arcelik AS	94,560	735,516
Asya Katilim Bankasi ASa	43,780	52,972
BIM Birlesik Magazalar AS	16,002	820,867
Coca-Cola Icecek AS	27,221	758,900
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	304,234	520,783
Enka Insaat ve Sanayi AS	29,102	89,897
Haci Omer Sabanci Holding AS	24,003	149,228
KOC Holding AS	31,567	190,974
Turk Hava Yollari AOa	96,843	402,826
Turk Telekomunikasyon AS	68,838	326,256
Turkiye Garanti Bankasi AS	146,543	808,930
Turkiye Halk Bankasi AS	25,754	280,739
Turkiye Is Bankasi AS Class C	63,441	244,786
Turkiye Petrol Rafinerileri AS	24,969	696,116
Turkiye Sise ve Cam Fabrikalari AS	34,419	58,342
Turkiye Vakiflar Bankasi TAO Class D	40,752	145,425
Yapi ve Kredi Bankasi AS	65,628	203,458

		7,571,031
UNITED KINGDOM — 15.07%
3i Group PLC	213,115	1,089,941
Aggreko PLC	8,802	244,124
AMEC PLC	59,710	941,408
Anglo American PLC	121,030	2,948,009
ARM Holdings PLC	88,672	1,374,571
AstraZeneca PLC	105,787	5,503,325
Aviva PLC	307,097	1,458,274
BAE Systems PLC	48,972	286,206

Security	Shares	Value

Barclays PLC	982,443	$4,373,919
BG Group PLC	301,876	5,095,416
BHP Billiton PLC	199,045	5,548,407
BP PLC	1,568,889	11,388,649
British American Tobacco PLC	171,983	9,545,272
British Land Co. PLC	69,496	643,033
British Sky Broadcasting Group PLC	42,903	563,575
BT Group PLC	822,920	3,537,551
Bunzl PLC	103,994	2,070,143
Burberry Group PLC	25,130	522,541
Capita PLC	114,800	1,612,540
Carnival PLC	19,173	692,308
Centrica PLC	444,401	2,566,081
Compass Group PLC	234,752	3,094,669
Diageo PLC	255,747	7,817,601
Experian PLC	140,252	2,471,024
Fresnillo PLC	3,493	62,629
G4S PLC	189,112	920,677
GlaxoSmithKline PLC	436,025	11,268,646
Glencore International PLC[c]	229,504	1,132,146
HSBC Holdings PLC	1,511,545	16,550,329
ICAP PLC	123,445	552,950
Imperial Tobacco Group PLC	106,276	3,804,385
InterContinental Hotels Group PLC	49,159	1,452,181
Invensys PLC	105,787	633,397
ITV PLC	122,962	240,945
J Sainsbury PLC	174,832	1,037,006
Johnson Matthey PLC	35,141	1,325,770
Kingfisher PLC	309,386	1,507,666
Land Securities Group PLC	65,783	894,331
Legal & General Group PLC	811,251	2,140,161
Lloyds Banking Group PLC[a]	3,046,659	2,576,232
London Stock Exchange Group PLC	63,570	1,326,791
Marks & Spencer Group PLC	205,758	1,308,509
Melrose Industries PLC	101,875	387,041
National Grid PLC	389,570	4,968,850
Next PLC	27,221	1,846,768
Old Mutual PLC	512,539	1,635,318
Pearson PLC	21,027	383,227
Petrofac Ltd.	11,655	244,888
Prudential PLC	263,263	4,527,658
Randgold Resources Ltd.	4,727	372,270
Reckitt Benckiser Group PLC	60,032	4,387,654
Reed Elsevier PLC	54,285	635,359
Rexam PLC	215,935	1,735,861
Rio Tinto PLC	123,717	5,620,629
Rolls-Royce Holdings PLC[a]	84,760	1,490,702
Royal Bank of Scotland Group PLC[a]	158,065	753,536
Royal Dutch Shell PLC Class A	288,750	9,851,084
Royal Dutch Shell PLC Class B	199,675	7,001,746
SABMiller PLC	77,483	4,182,824
Sage Group PLC (The)	187,824	986,612
Serco Group PLC	98,798	951,063
Shire PLC	51,709	1,611,208
Smith & Nephew PLC	115,283	1,317,888
SSE PLC	90,636	2,196,397
Standard Chartered PLC	185,924	4,679,150
Standard Life PLC	222,887	1,298,105
Tesco PLC	710,696	4,050,087
Tullow Oil PLC	83,456	1,300,209
Unilever PLC	75,143	3,258,300
United Utilities Group PLC	44,191	509,308
Vodafone Group PLC	4,314,936	13,176,341

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

Weir Group PLC (The)	4,401	$150,968
Wm Morrison Supermarkets PLC	204,148	928,107
Wolseley PLC	39,126	1,938,311
WPP PLC	126,826	2,100,252
Xstrata PLC	196,796	2,951,138

		217,552,197

TOTAL COMMON STOCKS (Cost: $1,297,067,378)		1,402,979,458

PREFERRED STOCKS — 2.14%

BRAZIL — 1.62%
Banco Bradesco SA	197,230	3,245,245
Banco Bradesco SA SP ADR	58,286	966,965
Bradespar SA	16,300	208,366
Centrais Eletricas Brasileiras SA Class B	16,300	85,189
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	16,300	903,246
Companhia de Bebidas das Americas	65,200	2,699,955
Companhia de Bebidas das Americas SP ADR	23,174	973,771
Companhia Energetica de Minas Gerais	38,500	492,731
Companhia Paranaense de Energia Class B	27,200	484,009
Gerdau SA	48,900	382,249
Itau Unibanco Holding SA	195,600	3,290,815
Itausa - Investimentos Itau SA	211,960	1,057,945
Klabin SA	32,600	222,061
Lojas Americanas SA	32,600	287,278
Metalurgica Gerdau SA	16,300	161,655
Oi SA	49,229	121,872
Petroleo Brasileiro SA	374,900	3,766,812
Telefonica Brasil SA	32,600	865,909
Telefonica Brasil SA SP ADR	16,022	425,865
Vale SA Class A	163,000	2,660,825

		23,302,763
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	6,749	333,156

		333,156
GERMANY — 0.47%
Henkel AG & Co. KGaA	27,223	2,569,782
Porsche Automobil Holding SE	17,044	1,336,789
ProSiebenSat.1 Media AG	15,841	607,329
RWE AG NVS	327	11,134
Volkswagen AG	10,689	2,168,817

		6,693,851
SOUTH KOREA — 0.03%
Hyundai Motor Co. Ltd.	1,304	92,712
Hyundai Motor Co. Ltd. Series 2	1,793	135,130

Security	Shares	Value

Samsung Electronics Co. Ltd.	326	$257,828

		485,670
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	10,086,440	15,699

		15,699

TOTAL PREFERRED STOCKS (Cost: $30,712,905)		30,831,139

RIGHTS — 0.02%

BRAZIL — 0.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar[a]	18	54

		54
CHINA — 0.00%
Shui On Land Ltd.[a]	217,333	22,964

		22,964
NETHERLANDS — 0.01%
Koninklijke KPN NVa	103,668	139,409

		139,409
SPAIN — 0.01%
Banco Santander SAa	802,153	168,152
Bankia SAa,c	505	826

		168,978

TOTAL RIGHTS (Cost: $654,067)		331,405

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[f,g,h]	15,984,219	15,984,219
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[f,g,h]	1,110,754	1,110,754

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[f,g]	971,952	$971,952

		18,066,925

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,066,925)		18,066,925

TOTAL INVESTMENTS IN SECURITIES — 100.58% (Cost: $1,346,501,275)		1,452,208,927
Other Assets, Less Liabilities — (0.58)%		(8,354,669)

NET ASSETS — 100.00%		$1,443,854,258

BDR — Brazilian Depositary Receipts

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

93

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.47%

AUSTRALIA — 1.59%
Crown Ltd.	1,439	$19,269
Echo Entertainment Group Ltd.	703	2,642
Flight Centre Ltd.	116	4,596
Harvey Norman Holdings Ltd.	2,278	7,094
Tabcorp Holdings Ltd.	2,591	9,279
Tatts Group Ltd.	4,575	15,530

		58,410
BELGIUM — 0.18%
Telenet Group Holding NV	120	6,486

		6,486
BRAZIL — 0.41%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	1,655	15,160

		15,160
CANADA — 3.64%
Canadian Tire Corp. Ltd. Class A NVS	170	12,541
Dollarama Inc.	203	14,894
Gildan Activewear Inc.	287	11,559
Magna International Inc. Class A	506	30,485
Shaw Communications Inc. Class B	801	18,268
Thomson Reuters Corp.	735	24,662
Tim Hortons Inc.	385	20,891

		133,300
CHINA — 2.93%
Anta Sports Products Ltd.[a]	4,000	3,350
Belle International Holdings Ltd.	11,000	17,944
Brilliance China Automotive Holdings Ltd.[b]	8,000	9,793
BYD Co. Ltd. Class Ha,b	2,500	8,923
Dah Chong Hong Holdings Ltd.	3,000	2,764
Daphne International Holdings Ltd.	2,000	2,082
Dongfeng Motor Group Co. Ltd. Class H	8,000	11,917
Geely Automobile Holdings Ltd.	15,000	7,538
Golden Eagle Retail Group Ltd.	3,000	5,281
GOME Electrical Appliances Holdings Ltd.[b]	27,000	2,714
Great Wall Motor Co. Ltd. Class H	3,500	15,176
Guangzhou Automobile Group Co. Ltd. Class H	7,272	5,997
Haier Electronics Group Co. Ltd.[b]	2,000	3,572
Intime Department Store Group Co. Ltd.	3,500	4,149
Parkson Retail Group Ltd.	8,000	4,330
Zhongsheng Group Holdings Ltd.	1,500	2,084

		107,614
FINLAND — 0.33%
Nokian Renkaat OYJ	281	12,196

		12,196

Security	Shares	Value

FRANCE — 8.58%
Accor SA	363	$12,012
Christian Dior SA	140	24,429
Compagnie Generale des Etablissements Michelin Class B	412	34,834
Eutelsat Communications SA	265	9,578
JCDecaux SA	120	3,302
Lagardere SCA	217	8,074
LVMH Moet Hennessy Louis Vuitton SA	557	96,567
PPR SA	165	36,339
Publicis Groupe SA	333	23,189
Renault SA	441	30,420
SES SA Class A FDR	543	16,974
Sodexo	224	18,726

		314,444
GERMANY — 8.00%
Adidas AG	501	52,379
Axel Springer AG	55	2,320
Bayerische Motoren Werke AG	794	73,329
Continental AG	197	23,417
Daimler AG Registered	2,022	112,004
Hugo Boss AG	45	5,242
Kabel Deutschland Holding AG	173	16,461
Volkswagen AG	41	7,978

		293,130
HONG KONG — 3.50%
Bosideng International Holdings Ltd.	8,000	2,103
Galaxy Entertainment Group Ltd.[b]	4,000	17,911
Li & Fung Ltd.	16,000	20,699
MGM China Holdings Ltd.	2,800	6,603
Sands China Ltd.	6,400	33,564
Shangri-La Asia Ltd.	6,666	12,884
SJM Holdings Ltd.	5,000	12,602
Wynn Macau Ltd.[b]	4,400	13,352
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,650

		128,368
INDIA — 1.07%
Mahindra & Mahindra Ltd. SP GDR[a]	991	16,887
Tata Motors Ltd. SP ADR	810	22,307

		39,194
INDONESIA — 1.37%
PT Astra International Tbk	55,000	41,579
PT Global Mediacom Tbk	19,500	4,362
PT Media Nusantara Citra Tbk	13,500	4,339

		50,280
ITALY — 1.03%
Fiat SpA[b]	2,420	14,491
Luxottica Group SpA	305	15,896
Pirelli & C. SpA	703	7,308

		37,695

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

JAPAN — 33.42%
Aisin Seiki Co. Ltd.	500	$18,042
ASICS Corp.	300	5,411
Benesse Holdings Inc.	200	8,859
Bridgestone Corp.	1,500	56,591
Casio Computer Co. Ltd.	600	4,971
Daihatsu Motor Co. Ltd.	1,000	19,834
Denso Corp.	1,100	49,292
Dentsu Inc.	300	10,425
Don Quijote Co. Ltd.	100	5,451
Fast Retailing Co. Ltd.	100	36,649
Fuji Heavy Industries Ltd.	1,000	18,889
Hakuhodo DY Holdings Inc.	30	2,473
Honda Motor Co. Ltd.	3,600	143,209
Isetan Mitsukoshi Holdings Ltd.	800	12,738
Isuzu Motors Ltd.	3,000	19,988
J. Front Retailing Co. Ltd.	2,000	16,795
Marui Group Co. Ltd.	600	6,960
Mazda Motor Corp.[b]	9,000	30,859
McDonald’s Holdings Co. (Japan) Ltd.	100	2,919
Mitsubishi Motors Corp.[b]	11,000	12,986
Namco Bandai Holdings Inc.	400	7,289
NHK Spring Co. Ltd.	100	1,082
Nikon Corp.	800	17,395
Nissan Motor Co. Ltd.	5,500	57,366
Nitori Holdings Co. Ltd.	100	7,535
NOK Corp.	300	4,321
Oriental Land Co. Ltd.	100	16,179
Panasonic Corp.	5,200	37,848
Rakuten Inc.	1,700	18,133
Rinnai Corp.	100	7,946
Sankyo Co. Ltd.	100	4,558
Sanrio Co. Ltd.	100	5,015
Sega Sammy Holdings Inc.	500	13,145
Sekisui Chemical Co. Ltd.	1,000	12,586
Sekisui House Ltd.	1,000	14,998
Sharp Corp.[a,b]	3,000	10,410
Shimano Inc.	200	17,390
Sony Corp.	2,300	38,085
Stanley Electric Co. Ltd.	400	7,671
Sumitomo Rubber Industries Inc.	600	11,069
Suzuki Motor Corp.	900	23,080
Toho Co. Ltd.	200	4,451
Toyoda Gosei Co. Ltd.	100	2,593
Toyota Boshoku Corp.	300	4,309
Toyota Industries Corp.	500	20,429
Toyota Motor Corp.	6,000	347,398
USS Co. Ltd.	50	6,411
Yamada Denki Co. Ltd.	180	8,676
Yamaha Corp.	300	3,218
Yamaha Motor Co. Ltd.	800	11,153

		1,225,080
MEXICO — 1.44%
El Puerto de Liverpool SA de CV Series C1	1,200	15,157
Grupo Televisa SAB de CV CPO	7,400	37,528

		52,685
NETHERLANDS — 1.06%
Reed Elsevier NV	1,442	23,422

Security	Shares	Value

Wolters Kluwer NV	704	$15,593

		39,015
NEW ZEALAND — 0.47%
SKYCITY Entertainment Group Ltd.	4,538	17,362

		17,362
PHILIPPINES — 0.38%
Jollibee Foods Corp.	4,440	13,861

		13,861
POLAND — 0.07%
Cyfrowy Polsat SAb	461	2,440

		2,440
SINGAPORE — 1.27%
Genting Singapore PLC	20,000	24,926
Singapore Press Holdings Ltd.	6,000	21,727

		46,653
SOUTH AFRICA — 3.23%
Foschini Group Ltd. (The)	567	7,259
Imperial Holdings Ltd.	461	10,198
Mr. Price Group Ltd.	553	7,941
Naspers Ltd. Class N	867	57,962
Steinhoff International Holdings Ltd.[b]	3,093	8,247
Truworths International Ltd.	1,056	10,485
Woolworths Holdings Ltd.	2,077	16,172

		118,264
SOUTH KOREA — 2.98%
Hyundai Motor Co. NVS SP GDR[a,c]	3,072	109,394

		109,394
SPAIN — 1.87%
Industria de Diseno Textil SA	509	68,482

		68,482
SWEDEN — 3.05%
Electrolux AB Class B	749	21,232
Hennes & Mauritz AB Class B	2,279	80,730
Husqvarna AB Class B	1,731	9,948

		111,910
SWITZERLAND — 3.69%
Compagnie Financiere Richemont SA Class A Bearer	1,115	90,141
Swatch Group AG (The) Bearer	67	38,406
Swatch Group AG (The) Registered	66	6,636

		135,183

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER DISCRETIONARY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

THAILAND — 0.47%
BEC World PCL NVDR	7,600	$17,349

		17,349
TURKEY — 0.49%
Arcelik AS	1,289	10,026
Ford Otomotiv Sanayi AS	413	5,734
Tofas Turk Otomobil Fabrikasi AS	305	2,126

		17,886
UNITED KINGDOM — 9.95%
British Sky Broadcasting Group PLC	2,373	31,172
Burberry Group PLC	954	19,837
Carnival PLC	432	15,599
Compass Group PLC	4,049	53,377
GKN PLC	3,729	15,949
InterContinental Hotels Group PLC	665	19,644
ITV PLC	8,127	15,925
Kingfisher PLC	5,066	24,687
Marks & Spencer Group PLC	3,261	20,738
Next PLC	390	26,459
Pearson PLC	1,672	30,473
Reed Elsevier PLC	2,415	28,266
TUI Travel PLC	974	4,765
Whitbread PLC	383	15,230
WPP PLC	2,568	42,526

		364,647

TOTAL COMMON STOCKS
(Cost: $3,070,152)		3,536,488

PREFERRED STOCKS — 2.98%
GERMANY — 2.98%
Bayerische Motoren Werke AG	74	5,150
Porsche Automobil Holding SE	355	27,843
ProSiebenSat.1 Media AG	151	5,789
Volkswagen AG	347	70,407

		109,189

TOTAL PREFERRED STOCKS
(Cost: $86,193)		109,189

SHORT-TERM INVESTMENTS — 3.93%
MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	131,774	131,774
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	9,157	9,157

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	3,129	$3,129

		144,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $144,060)		144,060

TOTAL INVESTMENTS IN SECURITIES — 103.38%
(Cost: $3,300,405)		3,789,737
Other Assets, Less Liabilities — (3.38)%		(124,065)

NET ASSETS — 100.00%		$3,665,672

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.78%

AUSTRALIA — 6.13%
Coca-Cola Amatil Ltd.	2,950	$46,362
Metcash Ltd.	4,344	18,443
Treasury Wine Estates Ltd.	2,248	13,628
Wesfarmers Ltd.	4,392	197,729
Woolworths Ltd.	5,660	213,922

		490,084
BELGIUM — 4.62%
Anheuser-Busch InBev NV	3,520	335,296
Colruyt SA	188	9,499
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	398	24,982

		369,777
BRAZIL — 1.24%
BRF - Brasil Foods SA SP ADR	3,216	79,853
Companhia de Bebidas das Americas-AmBev SP ADR	480	19,479

		99,332
CANADA — 2.21%
Alimentation Couche-Tard Inc. Class B	572	34,809
Empire Co. Ltd. Class A	44	2,996
George Weston Ltd.	108	8,333
Loblaw Companies Ltd.	394	16,746
Metro Inc. Class A	460	31,244
Saputo Inc.	632	32,591
Shoppers Drug Mart Corp.	1,112	49,882

		176,601
CHILE — 0.96%
Cencosud SA SP ADR	1,085	18,456
Compania Cervecerias Unidas SA SP ADR	854	29,489
Embotelladora Andina SA Class B SP ADR	332	13,562
Vina Concha y Toro SA SP ADR	400	15,676

		77,183
CHINA — 2.80%
China Agri-Industries Holdings Ltd.	22,700	11,144
China Foods Ltd.	12,000	6,123
China Mengniu Dairy Co. Ltd.	8,000	22,524
China Resources Enterprise Ltd.[a]	8,000	27,421
Hengan International Group Co. Ltd.	4,000	41,337
Sun Art Retail Group Ltd.[a]	15,000	20,952
Tingyi (Cayman Islands) Holding Corp.	12,000	33,168
Uni-President China Holdings Ltd.	6,000	6,525
Want Want China Holdings Ltd.	30,000	47,548
Wumart Stores Inc. Class H	4,000	7,010

		223,752

Security	Shares	Value

DENMARK — 0.54%
Carlsberg A/S Class B	462	$42,932

		42,932
FINLAND — 0.04%
Kesko OYJ Class B	96	2,886

		2,886
FRANCE — 7.82%
Carrefour SA	2,532	75,109
Casino Guichard-Perrachon SA	296	32,028
Danone SA	2,696	206,191
L’Oreal SA	1,080	192,792
Pernod Ricard SA	906	112,280
Remy Cointreau SA	60	6,994

		625,394
GERMANY — 1.53%
Beiersdorf AG	464	42,045
Henkel AG & Co. KGaA	600	47,027
METRO AG	518	16,168
Suedzucker AG	432	17,434

		122,674
INDONESIA — 1.30%
PT Astra Agro Lestari Tbk	5,000	9,103
PT Charoen Pokphand Indonesia Tbk	44,000	22,854
PT Gudang Garam Tbk	3,000	15,243
PT Indofood Sukses Makmur Tbk	32,000	24,191
PT Unilever Indonesia Tbk	12,000	32,399

		103,790
IRELAND — 0.53%
Kerry Group PLC Class A	712	42,157

		42,157
JAPAN — 9.74%
AEON Co. Ltd.	2,600	36,807
Ajinomoto Co. Inc.	4,000	54,902
Asahi Group Holdings Ltd.	1,800	44,792
Coca-Cola West Co. Ltd.[b]	400	7,445
FamilyMart Co. Ltd.	400	18,294
Japan Tobacco Inc.	4,600	174,017
Kao Corp.	2,400	83,031
Kirin Holdings Co. Ltd.	4,000	70,095
Lawson Inc.	200	15,768
Meiji Holdings Co. Ltd.	200	9,024
Nippon Meat Packers Inc.	2,000	30,716
Nisshin Seifun Group Inc.	1,000	12,915
Nissin Foods Holdings Co. Ltd.	200	8,972
Seven & I Holdings Co. Ltd.	3,400	130,541
Shiseido Co. Ltd.	1,800	25,759
Unicharm Corp.	600	38,805
Yakult Honsha Co. Ltd.	400	17,431

		779,314

97

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

MEXICO — 3.99%
Arca Continental SAB de CV	1,270	$10,462
Coca-Cola FEMSA SAB de CV Series L	1,800	29,040
Controladora Comercial Mexicana SAB de CV BC Units	1,200	4,628
Fomento Economico Mexicano SAB de CV BD Units	9,600	109,049
Grupo Bimbo SAB de CV Series A	7,800	25,351
Grupo Modelo SAB de CV Series C	3,600	32,717
Kimberly-Clark de Mexico SAB de CV Series A	7,600	26,332
Wal-Mart de Mexico SAB de CV Series V	25,800	82,006

		319,585
NETHERLANDS — 6.55%
D.E Master Blenders 1753 NVb	2,572	40,827
Heineken Holding NV	480	28,895
Heineken NV	1,080	76,348
Koninklijke Ahold NV	4,082	64,473
Unilever NV CVA	7,352	313,274

		523,817
NORWAY — 0.34%
Orkla ASA	3,024	27,261

		27,261
PHILIPPINES — 0.39%
Universal Robina Corp.	10,800	31,198

		31,198
POLAND — 0.13%
Eurocash SA	340	6,123
Kernel Holding SAb	222	4,026

		10,149
PORTUGAL — 0.33%
Jeronimo Martins SGPS SA	1,120	26,704

		26,704
RUSSIA — 0.88%
Magnit OJSC SP GDR[c]	1,376	70,176

		70,176
SINGAPORE — 1.06%
Golden Agri-Resources Ltd.	72,000	30,983
Olam International Ltd.[a]	16,000	21,760
Wilmar International Ltd.	12,000	32,444

		85,187
SOUTH AFRICA — 1.29%
Massmart Holdings Ltd.	776	16,069
Pick n Pay Stores Ltd.	1,672	7,911
Shoprite Holdings Ltd.	1,938	36,698
SPAR Group Ltd. (The)	1,204	15,884

Security	Shares	Value

Tiger Brands Ltd.	856	$26,598

		103,160
SPAIN — 0.23%
Distribuidora Internacional de Alimentacion SA	2,402	18,652

		18,652
SWEDEN — 1.26%
Svenska Cellulosa AB Class B	2,110	54,859
Swedish Match AB	1,316	45,702

		100,561
SWITZERLAND — 13.50%
Aryzta AGb	384	23,851
Barry Callebaut AG Registered[b]	8	7,820
Coca-Cola HBC AG SP ADR[b]	898	23,124
Lindt & Spruengli AG Participation Certificates	6	23,252
Nestle SA Registered	14,022	1,002,272

		1,080,319
THAILAND — 1.11%
Charoen Pokphand Foods PCL NVDR	25,400	27,477
CP All PCL NVDR	27,200	40,777
Siam Makro PCL NVDR	800	20,552

		88,806
TURKEY — 0.92%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,506	25,024
BIM Birlesik Magazalar AS	626	32,112
Coca-Cola Icecek AS	602	16,783

		73,919
UNITED KINGDOM — 24.34%
Associated British Foods PLC	1,500	45,175
British American Tobacco PLC	8,542	474,092
Diageo PLC	11,014	336,673
Imperial Tobacco Group PLC	4,530	162,161
J Sainsbury PLC	4,536	26,905
Reckitt Benckiser Group PLC	2,676	195,585
SABMiller PLC	4,160	224,572
Tate & Lyle PLC	1,130	14,853
Tesco PLC	31,906	181,825
Unilever PLC	5,624	243,864
Wm Morrison Supermarkets PLC	9,026	41,034

		1,946,739

TOTAL COMMON STOCKS
(Cost: $6,144,822)		7,662,109

PREFERRED STOCKS — 3.38%
BRAZIL — 2.45%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	680	37,781
Companhia de Bebidas das Americas SP ADR	3,760	157,995
		195,776

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US CONSUMER STAPLES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

GERMANY — 0.93%
Henkel AG & Co. KGaA	788	$74,385

		74,385

TOTAL PREFERRED STOCKS (Cost: $207,079)		270,161

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	29,827	29,827
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	2,073	2,073
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,045	1,045

		32,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,945)		32,945

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $6,384,846)		7,965,215
Other Assets, Less Liabilities — 0.43%		34,483

NET ASSETS — 100.00%		$7,999,698

NVDR — Non-Voting Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

99

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.65%

AUSTRALIA — 3.90%
Caltex Australia Ltd.	618	$13,818
Origin Energy Ltd.	3,864	49,416
Santos Ltd.	3,214	41,203
Whitehaven Coal Ltd.	1,492	3,020
Woodside Petroleum Ltd.	2,138	83,359
WorleyParsons Ltd.	742	17,538

		208,354
AUSTRIA — 0.44%
OMV AG	498	23,423

		23,423
BRAZIL — 2.73%
OGX Petroleo e Gas Participacoes SA SP ADR[a]	4,908	4,957
Petroleo Brasileiro SA SP ADR	5,118	98,010
Ultrapar Participacoes SA SP ADR	1,600	42,672

		145,639
CANADA — 19.52%
ARC Resources Ltd.	854	23,909
Athabasca Oil Corp.[a]	1,122	8,132
Baytex Energy Corp.	358	14,169
Bonavista Energy Corp.	606	9,610
Cameco Corp.	1,276	24,915
Canadian Natural Resources Ltd.	3,666	107,700
Canadian Oil Sands Ltd.	1,458	28,686
Cenovus Energy Inc.	2,600	77,934
Crescent Point Energy Corp.	1,200	45,908
Enbridge Inc.	2,608	124,300
Encana Corp.	2,362	43,607
Enerplus Corp.	664	9,387
Husky Energy Inc.	968	28,024
Imperial Oil Ltd.	1,044	41,600
MEG Energy Corp.[a]	474	13,581
Pacific Rubiales Energy Corp.	972	20,583
Pembina Pipeline Corp.	960	31,563
Pengrowth Energy Corp.	1,892	9,668
Penn West Petroleum Ltd.	1,766	16,328
Suncor Energy Inc.	5,280	164,880
Talisman Energy Inc.	3,556	42,707
Tourmaline Oil Corp.[a]	400	15,895
TransCanada Corp.	2,496	123,925
Vermilion Energy Inc.	292	15,009

		1,042,020
CHINA — 7.37%
China Coal Energy Co. Class H	18,000	13,847
China Oilfield Services Ltd. Class H	8,000	15,772
China Petroleum & Chemical Corp. Class H	64,000	70,015
China Shenhua Energy Co. Ltd. Class H	13,000	45,982
CNOOC Ltd.	64,000	119,414
Kunlun Energy Co. Ltd.	12,000	23,472

Security	Shares	Value

PetroChina Co. Ltd. Class H	76,000	$96,658
Yanzhou Coal Mining Co. Ltd. Class Hb	8,000	8,329

		393,489
COLOMBIA — 0.76%
Ecopetrol SA SP ADR	854	40,625

		40,625
FINLAND — 0.12%
Neste Oil OYJ	400	6,239

		6,239
FRANCE — 7.62%
Compagnie Generale de Geophysique-Veritas[a]	586	12,705
Technip SA	350	37,607
Total SA	7,062	356,315

		406,627
HUNGARY — 0.24%
MOL Hungarian Oil and Gas PLC	182	12,907

		12,907
INDIA — 1.16%
Reliance Industries Ltd. SP GDR[b,c]	2,104	62,005

		62,005
INDONESIA — 0.60%
PT Adaro Energy Tbk	77,000	9,741
PT Bukit Asam (Persero) Tbk	6,000	9,411
PT Bumi Resources Tbk	75,000	5,169
PT Indo Tambangraya Megah Tbk	2,000	7,560

		31,881
ISRAEL — 0.15%
Delek Group Ltd. (The)	30	7,894

		7,894
ITALY — 4.91%
Eni SpA	8,358	200,109
Saipem SpA	1,008	28,572
Tenaris SA	1,492	33,125

		261,806
JAPAN — 2.26%
Cosmo Oil Co. Ltd.[a]	2,000	4,763
Idemitsu Kosan Co. Ltd.	200	16,898
INPEX Corp.	8	38,600
JX Holdings Inc.	6,800	36,859
Showa Shell Sekiyu K.K.	400	3,207
TonenGeneral Sekiyu K.K.	2,000	20,203

		120,530

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

NETHERLANDS — 0.28%
Fugro NV CVA	262	$15,173

		15,173
NORWAY — 3.13%
Aker Solutions ASA	596	8,334
Seadrill Ltd.	1,028	39,409
Statoil ASA	4,156	101,571
Subsea 7 SA	812	17,517

		166,831
POLAND — 0.59%
Grupa Lotos SAa	240	2,884
Polski Koncern Naftowy Orlen SAa	1,148	17,804
Polskie Gornictwo Naftowe i Gazownictwo SAa	6,400	10,817

		31,505
PORTUGAL — 0.24%
Galp Energia SGPS SA Class B	806	12,932

		12,932
RUSSIA — 6.65%
Gazprom OAO SP ADR	15,034	119,295
LUKOIL OAO SP ADR	1,400	88,760
NovaTek OAO SP GDR[d]	440	44,528
Rosneft Oil Co. OJSC SP GDR[d]	4,740	32,398
Surgutneftegas OJSC SP ADR	3,500	29,750
Tatneft OAO SP ADR	726	27,435
TMK OAO SP GDR[d]	1,026	12,969

		355,135
SOUTH AFRICA — 1.83%
Exxaro Resources Ltd.	350	5,483
Sasol Ltd.	2,132	92,053

		97,536
SPAIN — 1.33%
Repsol SA	3,026	71,013

		71,013
SWEDEN — 0.34%
Lundin Petroleum ABa	752	18,030

		18,030
SWITZERLAND — 1.05%
Transocean Ltd.[a]	1,094	55,904

		55,904
THAILAND — 1.66%
Banpu PCL NVDR	600	6,971
IRPC PCL NVDR	61,600	8,605
PTT Exploration & Production PCL NVDR	5,022	26,350

Security	Shares	Value

PTT PCL NVDR	3,400	$37,765
Thai Oil PCL NVDR	4,000	8,995

		88,686
TURKEY — 0.30%
Turkiye Petrol Rafinerileri AS	576	16,058

		16,058
UNITED KINGDOM — 27.47%
AMEC PLC	1,196	18,856
BG Group PLC	11,492	193,975
BP PLC	62,434	453,212
Petrofac Ltd.	934	19,625
Royal Dutch Shell PLC Class A	11,646	397,318
Royal Dutch Shell PLC Class B	9,494	332,914
Tullow Oil PLC	3,228	50,291

		1,466,191

TOTAL COMMON STOCKS (Cost: $4,840,626)		5,158,433

PREFERRED STOCKS — 2.94%
BRAZIL — 2.50%
Petroleo Brasileiro SA SP ADR	6,676	133,320

		133,320
RUSSIA — 0.44%
Surgutneftegas OJSC SP ADR	3,438	23,722

		23,722

TOTAL PREFERRED STOCKS (Cost: $219,036)		157,042

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	16,502	16,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	1,147	1,147
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	3,897	3,897

		21,546

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US ENERGY SECTOR INDEX FUND

April 30, 2013

Security	Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,546)	$21,546

TOTAL INVESTMENTS IN SECURITIES —99.99%	5,337,021
(Cost: $5,081,208)
Other Assets, Less Liabilities — 0.01%	551

NET ASSETS — 100.00%	$5,337,572

NVDR — Non-Voting Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.03%

AUSTRALIA — 12.45%
AMP Ltd.	1,552	$8,700
ASX Ltd.	136	5,310
Australia and New Zealand Banking Group Ltd.	1,462	48,321
Bendigo and Adelaide Bank Ltd.	248	2,847
CFS Retail Property Trust Group	1,360	3,106
Commonwealth Bank of Australia	866	66,028
Dexus Property Group	4,048	4,853
Goodman Group	942	5,095
GPT Group	742	3,158
Insurance Australia Group Ltd.	950	5,739
Lend Lease Group	424	4,745
Macquarie Group Ltd.	172	6,997
Mirvac Group	2,106	3,869
National Australia Bank Ltd.	1,270	44,823
QBE Insurance Group Ltd.	650	9,021
Stockland Corp. Ltd.	1,480	5,946
Suncorp Group Ltd.	680	9,162
Westfield Group	1,128	13,641
Westfield Retail Trust	1,414	4,844
Westpac Banking Corp.	1,712	60,067

		316,272
AUSTRIA — 0.36%
Erste Group Bank AGa	136	4,267
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	558	2,284
Raiffeisen International Bank Holding AG	14	495
Vienna Insurance Group AG	40	2,122

		9,168
BELGIUM — 0.46%
Ageas	96	3,521
Groupe Bruxelles Lambert SA	46	3,566
KBC Groep NV	118	4,636

		11,723
BRAZIL — 0.39%
Banco Santander (Brasil) SA Units SP ADR	1,344	9,972

		9,972
CANADA — 9.82%
Bank of Montreal	370	23,244
Bank of Nova Scotia	616	35,575
Brookfield Asset Management Inc. Class A	352	13,610
Brookfield Office Properties Inc.	190	3,504
Canadian Imperial Bank of Commerce	224	17,943
CI Financial Corp.	134	3,758
Great-West Lifeco Inc.	154	4,189
IGM Financial Inc.	88	3,927
Industrial Alliance Insurance and Financial Services Inc.	64	2,368
Intact Financial Corp.	80	4,883
Manulife Financial Corp.	984	14,567

Security	Shares	Value

National Bank of Canada	104	$7,873
Onex Corp.	82	4,097
Power Corp. of Canada	186	5,017
Power Financial Corp.	118	3,491
RioCan Real Estate Investment Trust	100	2,934
Royal Bank of Canada	776	46,891
Sun Life Financial Inc.	340	9,607
Toronto-Dominion Bank (The)	510	41,876

		249,354
CHILE — 0.40%
Banco Santander (Chile) SA SP ADR[c]	222	5,914
CorpBanca SA SP ADR	210	4,301

		10,215
CHINA — 6.45%
Agricultural Bank of China Ltd. Class H	14,000	6,693
Bank of China Ltd. Class H	42,000	19,645
Bank of Communications Co. Ltd. Class H	4,400	3,498
China CITIC Bank Corp. Ltd. Class H	4,000	2,252
China Construction Bank Corp. Class H	42,100	35,262
China Life Insurance Co. Ltd. Class H	4,000	10,927
China Merchants Bank Co. Ltd. Class H	2,260	4,817
China Minsheng Banking Corp. Ltd. Class H	2,300	2,955
China Overseas Land & Investment Ltd.	4,000	12,216
China Pacific Insurance (Group) Co. Ltd. Class H	1,600	5,752
China Taiping Insurance Holdings Co. Ltd.[a]	1,200	2,044
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,000	1,088
CITIC Securities Co. Ltd. Class H	1,000	2,268
Country Garden Holdings Co. Ltd.[a]	4,196	2,379
Evergrande Real Estate Group Ltd.	4,000	1,634
Franshion Properties (China) Ltd.	4,000	1,366
Industrial and Commercial Bank of China Ltd. Class H	34,440	24,230
Longfor Properties Co. Ltd.	1,000	1,670
PICC Property and Casualty Co. Ltd. Class H	4,200	5,390
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	7,918
Poly Property Group Co. Ltd.[a]	2,000	1,394
Shimao Property Holdings Ltd.	1,000	2,155
Shui On Land Ltd.	5,000	1,662
Sino-Ocean Land Holdings Ltd.	3,000	1,979
SOHO China Ltd.[c]	3,000	2,590

		163,784
COLOMBIA — 0.45%
Bancolombia SA SP ADR	170	11,521

		11,521
CZECH REPUBLIC — 0.12%
Komercni Banka AS	16	3,062

		3,062
DENMARK — 0.27%
Danske Bank A/Sa	362	6,850

		6,850

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

EGYPT — 0.17%
Commercial International Bank (Egypt) SAE SP ADR	1,008	$4,396

		4,396
FINLAND — 0.40%
Pohjola Bank PLC Class A	86	1,465
Sampo OYJ Class A	214	8,549

		10,014
FRANCE — 3.91%
AXA SA	964	18,066
BNP Paribas SA	552	30,791
CNP Assurances SA	32	454
Credit Agricole SAa	492	4,509
Eurazeo	34	1,803
Fonciere des Regions	24	1,911
Gecina SA	20	2,408
Icade	22	2,030
Klepierre	84	3,566
Natixis	294	1,291
SCOR SE	96	2,917
Societe Generale[a]	376	13,672
Unibail-Rodamco SE	52	13,608
Wendel	20	2,169

		99,195
GERMANY — 3.91%
Allianz SE Registered	254	37,523
Commerzbank AGa,c	215	2,895
Deutsche Bank AG Registered	540	24,854
Deutsche Boerse AG	144	8,999
Hannover Rueckversicherung AG Registered	44	3,719
Muenchener Rueckversicherungs-Gesellschaft AG Registered	106	21,221

		99,211
HONG KONG — 5.43%
AIA Group Ltd.	6,800	30,186
Bank of East Asia Ltd. (The)	1,200	4,933
BOC Hong Kong (Holdings) Ltd.	2,000	6,881
Hang Lung Properties Ltd.	2,000	7,783
Hang Seng Bank Ltd.	600	10,035
Hong Kong Exchanges and Clearing Ltd.	400	6,731
Kerry Properties Ltd.	1,000	4,523
Link REIT (The)	2,000	11,326
New World Development Co. Ltd.	4,000	6,979
Sino Land Co. Ltd.	4,200	6,906
Sun Hung Kai Properties Ltd.	2,000	28,915
Swire Pacific Ltd. Class A	1,000	12,712

		137,910
HUNGARY — 0.13%
OTP Bank PLC	160	3,329

		3,329

Security	Shares	Value

INDIA — 1.59%
Axis Bank Ltd. SP GDR[d]	300	$8,454
HDFC Bank Ltd. SP ADR	424	17,995
ICICI Bank Ltd. SP ADR	298	13,952

		40,401
INDONESIA — 1.02%
PT Bank Central Asia Tbk	8,000	8,845
PT Bank Mandiri (Persero) Tbk	6,056	6,540
PT Bank Negara Indonesia (Persero) Tbk	5,000	2,777
PT Bank Rakyat Indonesia (Persero) Tbk	8,000	7,735

		25,897
ISRAEL — 0.29%
Bank Hapoalim BMa	510	2,369
Bank Leumi le-Israel BMa	870	3,088
Mizrahi Tefahot Bank Ltd.[a]	186	1,902

		7,359
ITALY — 1.70%
Assicurazioni Generali SpA	656	12,048
Banca Monte dei Paschi di Siena SpA[a,c]	2,534	715
Banco Popolare Scrl[a]	1,134	1,637
Intesa Sanpaolo SpA	5,672	10,297
Intesa Sanpaolo SpA RNC	552	866
Mediobanca SpA	444	2,825
UniCredit SpA[a]	2,388	12,467
Unione di Banche Italiane SpA	562	2,349

		43,204
JAPAN — 12.84%
AEON Credit Service Co. Ltd.	200	5,997
AEON Mall Co. Ltd.	200	6,437
Bank of Yokohama Ltd. (The)	2,000	12,155
Credit Saison Co. Ltd.	200	5,845
Dai-ichi Life Insurance Co. Ltd. (The)	6	8,254
Daiwa Securities Group Inc.	2,000	17,719
Japan Retail Fund Investment Corp.	2	4,743
Mitsubishi UFJ Financial Group Inc.	8,000	54,450
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,509
Mizuho Financial Group Inc.	13,440	29,664
MS&AD Insurance Group Holdings Inc.	400	10,714
Nishi-Nippon City Bank Ltd. (The)	2,000	6,673
NKSJ Holdings Inc.	400	10,134
Nomura Holdings Inc.	2,400	19,538
Nomura Real Estate Holdings Inc.	200	5,369
NTT Urban Development Corp.	4	5,913
ORIX Corp.	800	12,286
Resona Holdings Inc.	1,800	9,609
SBI Holdings Inc.	280	5,421
Seven Bank Ltd.	1,600	5,683
Shinsei Bank Ltd.	2,000	5,605
Sony Financial Holdings Inc.	200	2,823
Sumitomo Mitsui Financial Group Inc.	800	37,820
Sumitomo Mitsui Trust Holdings Inc.	2,980	14,960
T&D Holdings Inc.	400	4,648
Tokio Marine Holdings Inc.	600	19,033

		326,002

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

MEXICO — 0.66%
Compartamos SAB de CV	1,800	$2,994
Grupo Financiero Banorte SAB de CV Series O	1,200	9,038
Grupo Financiero Inbursa SAB de CV Series O	1,600	4,683

		16,715
NETHERLANDS — 1.01%
AEGON NV	966	6,382
Corio NV	54	2,505
ING Groep NV CVA[a]	2,030	16,679

		25,566
NORWAY — 0.43%
DNB ASA	668	10,936

		10,936
PERU — 0.26%
Credicorp Ltd.	44	6,626

		6,626
PHILIPPINES — 0.74%
Ayala Corp.	304	4,734
Ayala Land Inc.	7,800	6,150
Bank of the Philippine Islands	1,362	3,402
SM Prime Holdings Inc.	9,200	4,470

		18,756
POLAND — 0.62%
Bank Pekao SA	78	3,740
Bank Zachodni WBK SA	14	1,165
BRE Bank SAa	8	875
Powszechna Kasa Oszczednosci Bank Polski SA	586	6,102
Powszechny Zaklad Ubezpieczen SA	28	3,860

		15,742
PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[a]	1,590	1,822

		1,822
RUSSIA — 0.65%
Sberbank of Russia SP ADR	1,284	16,512

		16,512
SINGAPORE — 2.96%
Ascendas REIT	4,000	8,931
CapitaLand Ltd.	2,000	6,073
CapitaMall Trust Management Ltd.	4,000	7,535
CapitaMalls Asia Ltd.	2,000	3,410
DBS Group Holdings Ltd.	2,000	27,215
Global Logistic Properties Ltd.	2,000	4,482

Security	Shares	Value

Oversea-Chinese Banking Corp. Ltd.	2,000	$17,619

		75,265
SOUTH AFRICA — 1.79%
Absa Group Ltd.	176	2,894
African Bank Investments Ltd.[c]	560	1,776
FirstRand Ltd.	1,840	6,387
Growthpoint Properties Ltd.	1,168	3,835
Investec Ltd.	262	1,877
MMI Holdings Ltd.	312	795
Nedbank Group Ltd.	120	2,547
Redefine Properties Ltd.	2,118	2,547
Remgro Ltd.	262	5,279
RMB Holdings Ltd.	492	2,182
RMI Holdings Ltd.	492	1,284
Sanlam Ltd.	1,040	5,325
Standard Bank Group Ltd.	692	8,636

		45,364
SOUTH KOREA — 0.69%
Shinhan Financial Group Co. Ltd. SP ADR	257	8,813
Woori Finance Holdings Co. Ltd. SP ADR	268	8,699

		17,512
SPAIN — 3.30%
Banco Bilbao Vizcaya Argentaria SA	3,090	30,024
Banco Bilbao Vizcaya Argentaria SA New[a]	55	535
Banco de Sabadell SA	1,805	3,758
Banco Popular Espanol SAa	3,640	2,836
Banco Santander SA	5,797	41,967
Bankia SAa,c	5	26
CaixaBank	809	2,998
Mapfre SA	474	1,740

		83,884
SWEDEN — 2.76%
Industrivarden AB Class C	58	1,084
Investment AB Kinnevik Class B	120	3,138
Investor AB Class B	280	8,262
Nordea Bank AB	1,680	20,153
Ratos AB Class B	350	3,360
Skandinaviska Enskilda Banken AB Class A	842	8,650
Svenska Handelsbanken AB Class A	320	14,554
Swedbank AB Class A	446	10,990

		70,191
SWITZERLAND — 4.49%
Baloise Holding AG Registered	30	3,091
Credit Suisse Group AG Registered	706	19,593
Julius Baer Group Ltd.[a]	182	7,257
Pargesa Holding SA Bearer	22	1,535
Partners Group Holding AG	14	3,594
Swiss Life Holding AG Registered[a]	22	3,481
Swiss Prime Site AG Registered[a]	52	4,268
Swiss Re AGa	174	13,851
UBS AG Registered[a]	2,026	36,204
Zurich Insurance Group AG	76	21,239

		114,113

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

THAILAND — 1.18%
Bangkok Bank PCL NVDR	1,000	$7,700
Kasikornbank PCL NVDR	1,400	10,113
Krung Thai Bank PCL NVDR	5,475	4,626
Siam Commercial Bank PCL NVDR	1,200	7,605

		30,044
TURKEY — 1.19%
Akbank TAS	1,024	5,379
Asya Katilim Bankasi ASa	738	893
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	800	1,370
Haci Omer Sabanci Holding AS	506	3,146
Turkiye Garanti Bankasi AS	1,560	8,611
Turkiye Halk Bankasi AS	258	2,812
Turkiye Is Bankasi AS Class C	832	3,210
Turkiye Vakiflar Bankasi TAO Class D	614	2,191
Yapi ve Kredi Bankasi AS	848	2,629

		30,241
UNITED KINGDOM — 11.67%
3i Group PLC	662	3,386
Aberdeen Asset Management PLC	486	3,394
Admiral Group PLC	110	2,193
Aviva PLC	1,598	7,588
Barclays PLC	6,246	27,808
British Land Co. PLC	588	5,441
Capital Shopping Centres Group PLC	360	1,920
Hammerson PLC	496	4,010
HSBC Holdings PLC	10,090	110,478
ICAP PLC	342	1,532
Investec PLC	272	1,926
Land Securities Group PLC	508	6,906
Legal & General Group PLC	3,306	8,722
Lloyds Banking Group PLC[a]	22,576	19,090
London Stock Exchange Group PLC	114	2,379
Old Mutual PLC	2,050	6,541
Prudential PLC	1,402	24,112
Resolution Ltd.	838	3,442
Royal Bank of Scotland Group PLC[a]	1,114	5,311
RSA Insurance Group PLC	1,990	3,447
Schroders PLC	94	3,416
SEGRO PLC	534	2,214
Standard Chartered PLC	1,350	33,976
Standard Life PLC	1,216	7,082

		296,314

TOTAL COMMON STOCKS (Cost: $2,354,882)		2,464,442

PREFERRED STOCKS — 2.13%

BRAZIL — 2.13%
Banco Bradesco SA SP ADR	1,799	29,846
Itau Unibanco Holding SA SP ADR	1,440	24,235

		54,081

TOTAL PREFERRED STOCKS (Cost: $56,730)		54,081

Security	Shares	Value

RIGHTS — 0.05%

CHINA — 0.00%
Shui On Land Ltd.[a]	1,666	$176

		176
SPAIN — 0.05%
Banco Santander SAa	5,797	1,215
Bankia SAa,c	5	8

		1,223

TOTAL RIGHTS (Cost: $1,234)		1,399

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	11,198	11,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	778	778
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[e,f]	270	270

		12,246

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,246)		12,246

TOTAL INVESTMENTS IN SECURITIES — 99.69% (Cost:$2,425,092)		2,532,168
Other Assets, Less Liabilities — 0.31%		7,793

NET ASSETS — 100.00%		$2,539,961

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

106

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US HEALTH CARE SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 3.80%
Cochlear Ltd.	525	$35,958
CSL Ltd.	4,641	303,315
Ramsay Health Care Ltd.	1,314	43,634
Sonic Healthcare Ltd.	3,744	51,535

		434,442
BELGIUM — 0.65%
UCB SA	1,251	74,021

		74,021
CANADA — 2.69%
Catamaran Corp.[a]	1,848	106,873
Valeant Pharmaceuticals International Inc.[a]	2,634	200,329

		307,202
CHINA — 0.62%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,100	16,679
Sihuan Pharmaceutical Holdings Group Ltd.[b]	39,000	21,860
Sinopharm Group Co. Ltd. Class H	10,800	32,078

		70,617
DENMARK — 6.12%
Coloplast A/S Class B	1,170	63,725
Novo Nordisk A/S Class B	3,486	612,136
William Demant Holding A/Sa	291	23,311

		699,172
FINLAND — 0.37%
Orion OYJ Class B	1,461	41,991

		41,991
FRANCE — 11.41%
Essilor International SA	1,953	219,994
Sanofi	9,882	1,084,226

		1,304,220
GERMANY — 9.51%
Bayer AG Registered	5,250	548,329
Celesio AG	1,671	33,101
Fresenius Medical Care AG & Co. KGaA	2,214	152,952
Fresenius SE & Co. KGaA	1,287	161,567
Merck KGaA	825	125,736
QIAGEN NVa	3,288	65,219

		1,086,904
INDIA — 0.88%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,827	69,207

Security	Shares	Value

Ranbaxy Laboratories Ltd. SP GDR[a,c]	3,792	$31,777

		100,984
INDONESIA — 0.36%
PT Kalbe Farma Tbk	286,060	40,897

		40,897
IRELAND — 0.45%
Elan Corp. PLC[a]	4,404	50,834

		50,834
ISRAEL — 2.82%
Teva Pharmaceutical Industries Ltd.	8,238	322,532

		322,532
JAPAN — 13.39%
Alfresa Holdings Corp.	300	17,832
Astellas Pharma Inc.	3,900	227,010
Chugai Pharmaceutical Co. Ltd.	2,400	59,797
Daiichi Sankyo Co. Ltd.	6,000	117,339
Dainippon Sumitomo Pharma Co. Ltd.	1,500	27,564
Eisai Co. Ltd.	2,100	95,827
Hisamitsu Pharmaceutical Co. Inc.	600	35,294
Kyowa Hakko Kirin Co. Ltd.	2,000	24,535
M3 Inc.	6	13,569
Medipal Holdings Corp.	1,200	18,836
Miraca Holdings Inc.	300	14,968
Mitsubishi Tanabe Pharma Corp.	1,800	27,367
Olympus Corp.[a]	1,800	45,180
Ono Pharmaceutical Co. Ltd.	600	39,544
Otsuka Holdings Co. Ltd.	3,300	118,910
Santen Pharmaceutical Co. Ltd.	600	30,058
Shionogi & Co. Ltd.	3,000	73,853
Suzuken Co. Ltd.	600	23,345
Sysmex Corp.	600	38,682
Taisho Pharmaceutical Holdings Co. Ltd.	300	22,236
Takeda Pharmaceutical Co. Ltd.	6,900	378,965
Terumo Corp.	1,200	59,624
Tsumura & Co.	600	19,556

		1,529,891
SOUTH AFRICA — 1.27%
Aspen Pharmacare Holdings Ltd.	3,624	78,633
Life Healthcare Group Holdings Ltd.	9,723	41,036
Netcare Ltd.	11,187	25,407

		145,076
SPAIN — 0.59%
Grifols SAa	1,680	67,488

		67,488
SWEDEN — 1.10%
Elekta AB Class B	3,840	59,114
Getinge AB Class B	2,202	66,368

		125,482

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US HEALTH CARE SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

SWITZERLAND — 26.72%
Actelion Ltd. Registered	1,131	$69,215
Lonza Group AG Registered	756	52,695
Novartis AG Registered	19,056	1,416,456
Roche Holding AG Genusschein	5,817	1,455,268
Sonova Holding AG Registered	543	59,154

		3,052,788
THAILAND — 0.18%
Bangkok Dusit Medical Services PCL NVDR	3,600	20,729

		20,729
UNITED KINGDOM — 16.19%
AstraZeneca PLC	10,503	546,394
GlaxoSmithKline PLC	39,897	1,031,100
Shire PLC	5,472	170,503
Smith & Nephew PLC	8,925	102,028

		1,850,025

TOTAL COMMON STOCKS
(Cost: $9,054,142)		11,325,295

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	9,846	9,846
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	684	684
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	4,533	4,533

		15,063

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,063)		15,063

TOTAL INVESTMENTS IN SECURITIES — 99.25%
(Cost: $9,069,205)		11,340,358
Other Assets, Less Liabilities — 0.75%		85,446

NET ASSETS — 100.00%		$11,425,804

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.11%

AUSTRALIA — 3.24%
ALS Ltd.	570	$5,793
Asciano Ltd.	2,025	11,351
Aurizon Holdings Ltd.	2,194	9,451
Brambles Ltd.	3,198	28,948
Leighton Holdings Ltd.	366	7,595
Qantas Airways Ltd.[a]	2,340	4,615
Sydney Airport	695	2,496
Toll Holdings Ltd.	1,383	8,183
Transurban Group	2,888	20,446

		98,878
AUSTRIA — 0.17%
Andritz AG	78	5,088

		5,088
BRAZIL — 0.61%
Embraer SA SP ADR	530	18,513

		18,513
CANADA — 4.96%
Bombardier Inc. Class B	2,748	10,928
CAE Inc.	420	4,547
Canadian National Railway Co.	780	76,484
Canadian Pacific Railway Ltd.	294	36,700
Finning International Inc.	350	7,565
Ritchie Bros. Auctioneers Inc.[b]	128	2,596
SNC-Lavalin Group Inc.	297	12,838

		151,658
CHILE — 0.51%
LATAM Airlines Group SA SP ADR	752	15,566

		15,566
CHINA — 2.97%
Air China Ltd. Class H	4,000	3,237
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,933
Beijing Capital International Airport Co. Ltd. Class H	6,000	4,159
Beijing Enterprises Holdings Ltd.	1,000	7,480
China Communications Construction Co. Ltd. Class H	9,000	8,617
China COSCO Holdings Co. Ltd. Class Ha	8,500	3,592
China International Marine Containers (Group) Co. Ltd. Class Ha	800	1,278
China Merchants Holdings (International) Co. Ltd.	2,000	6,327
China Railway Construction Corp. Ltd. Class H	4,000	4,036
China Railway Group Ltd. Class H	8,000	4,216
China Shipping Container Lines Co. Ltd. Class Ha,b	11,000	2,622
China Shipping Development Co. Ltd. Class H	4,000	1,716
China Southern Airlines Co. Ltd. Class H	4,000	2,103
China State Construction International Holdings Ltd.	4,000	5,824
CITIC Pacific Ltd.	3,000	3,630
COSCO Pacific Ltd.	4,000	5,299
CSR Corp Ltd. Class H	4,000	2,634

Security	Shares	Value

Dongfang Electric Corp. Ltd. Class H	1,600	$2,247
Jiangsu Expressway Co. Ltd. Class H	2,000	2,190
Shanghai Electric Group Co. Ltd. Class H	8,000	2,804
Shanghai Industrial Holdings Ltd.	1,000	3,170
Weichai Power Co. Ltd. Class H	1,200	4,183
Zhejiang Expressway Co. Ltd. Class H	2,000	1,572
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,764
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	3,000	3,004

		90,637
DENMARK — 1.05%
A.P. Moeller-Maersk A/S Class A	1	6,843
A.P. Moeller-Maersk A/S Class B	2	14,246
DSV A/S	435	10,962

		32,051
FINLAND — 1.29%
Kone OYJ Class B	195	17,238
Metso OYJ	251	10,321
Wartsila OYJ Abp	243	11,940

		39,499
FRANCE — 9.63%
Aeroports de Paris	33	2,990
ALSTOM	405	16,638
Bouygues SA	391	10,923
Bureau Veritas SA	75	9,201
Compagnie de Saint-Gobain	732	29,391
Edenred SA	215	7,166
European Aeronautic Defence and Space Co. NV	754	39,867
Groupe Eurotunnel SA Registered	1,153	9,663
Legrand SA	363	16,934
Rexel SA	161	3,546
Safran SA	354	17,404
Schneider Electric SA	873	66,641
Societe BIC SA	13	1,389
Thales SA	125	5,435
Vallourec SA	214	10,297
Vinci SA	846	40,778
Zodiac Aerospace	48	6,023

		294,286
GERMANY — 7.51%
Brenntag AG	77	13,141
Deutsche Lufthansa AG Registered	472	9,446
Deutsche Post AG Registered	1,240	29,460
Fraport AG	89	5,325
GEA Group AG	365	12,360
Hochtief AGa	96	6,670
MAN SE	78	8,746
Siemens AG Registered	1,380	144,278

		229,426
HONG KONG — 2.27%
Cathay Pacific Airways Ltd.[b]	2,000	3,515
Hopewell Holdings Ltd.	1,000	3,866
Hutchison Whampoa Ltd.	4,000	43,450
MTR Corp. Ltd.	2,500	10,309

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

NWS Holdings Ltd.	3,000	$358
Orient Overseas International Ltd.	500	2,970

		69,468
INDIA — 0.56%
Larsen & Toubro Ltd. SP GDR[c]	604	17,033

		17,033
INDONESIA — 0.47%
PT Jasa Marga (Persero) Tbk	7,500	5,169
PT United Tractors Tbk	4,954	9,044

		14,213
ITALY — 1.28%
Atlantia SpA	565	10,108
Fiat Industrial SpA	1,406	15,886
Finmeccanica SpA[a]	895	4,663
Prysmian SpA	414	8,368

		39,025
JAPAN — 28.51%
All Nippon Airways Co. Ltd.[b]	3,000	6,529
Amada Co. Ltd.	1,000	8,007
Asahi Glass Co. Ltd.	2,000	15,686
Central Japan Railway Co.	200	24,125
Dai Nippon Printing Co. Ltd.	1,000	9,783
Daikin Industries Ltd.	400	16,056
East Japan Railway Co.	500	42,193
FANUC Corp.	300	45,273
Fuji Electric Co. Ltd.	2,000	6,837
Furukawa Electric Co. Ltd.	2,000	5,051
GS Yuasa Corp.	1,000	4,240
Hankyu Hanshin Holdings Inc.	2,000	12,935
Hino Motors Ltd.	1,000	15,265
Hitachi Construction Machinery Co. Ltd.	200	4,747
IHI Corp.	3,000	11,180
ITOCHU Corp.	2,600	32,163
Japan Airlines Co. Ltd.	100	5,071
Japan Steel Works Ltd. (The)	1,000	5,071
JTEKT Corp.	500	5,087
Kajima Corp.	2,000	6,385
Kawasaki Heavy Industries Ltd.	3,000	9,547
Keikyu Corp.	1,000	11,067
Keio Corp.	1,000	8,603
Keisei Electric Railway Co. Ltd.	1,000	10,574
Kintetsu Corp.	2,000	10,122
Komatsu Ltd.	1,700	46,405
Kubota Corp.	2,000	28,683
Kurita Water Industries Ltd.	300	6,156
LIXIL Group Corp.	500	11,236
Mabuchi Motor Co. Ltd.	100	5,410
Makita Corp.	200	12,175
Marubeni Corp.	3,000	21,466
Mitsubishi Corp.	2,300	41,273
Mitsubishi Electric Corp.	3,000	28,580
Mitsubishi Heavy Industries Ltd.	6,000	41,331
Mitsui & Co. Ltd.	3,000	41,207
Mitsui O.S.K. Lines Ltd.[a]	3,000	12,473
Nabtesco Corp.	200	4,414

Security	Shares	Value

Nidec Corp.	200	$13,613
Nippon Express Co. Ltd.	1,000	5,205
Nippon Yusen K.K.	3,000	7,823
NSK Ltd.	1,000	8,090
Obayashi Corp.	1,000	6,149
Odakyu Electric Railway Co. Ltd.	1,000	12,042
Secom Co. Ltd.	300	16,754
Shimizu Corp.	2,000	8,048
SMC Corp.	100	20,029
Sojitz Corp.	4,200	6,597
Sumitomo Corp.	1,900	23,718
Sumitomo Electric Industries Ltd.	1,200	15,941
Sumitomo Heavy Industries Ltd.	1,000	4,435
Taisei Corp.	2,000	6,673
THK Co. Ltd.	300	6,304
Tobu Railway Co. Ltd.	1,000	5,811
Tokyu Corp.	2,000	15,871
Toppan Printing Co. Ltd.	1,000	7,617
TOTO Ltd.	1,000	10,369
Toyota Tsusho Corp.	400	11,132
Ushio Inc.	300	3,055
West Japan Railway Co.	200	9,671
Yamato Holdings Co. Ltd.	700	13,488

		870,841
MEXICO — 1.41%
Alfa SAB de CV Series A	8,000	18,558
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	10,292
Grupo Carso SAB de CV Series A1	2,500	14,254

		43,104
NETHERLANDS — 2.43%
Koninklijke Philips Electronics NV	1,690	46,723
Randstad Holding NV	228	9,503
Royal Boskalis Westminster NV CVA	146	6,088
Royal Vopak NV	108	5,989
TNT Express NV	785	6,038

		74,341
NEW ZEALAND — 0.67%
Auckland International Airport Ltd.	7,652	20,349

		20,349
PHILIPPINES — 1.49%
Aboitiz Equity Ventures Inc.	4,000	5,539
Alliance Global Group Inc.	12,300	7,083
DMCI Holdings Inc.	2,000	2,772
International Container Terminal Services Inc.	2,100	4,694
San Miguel Corp.	780	2,293
SM Investments Corp.	835	23,228

		45,609
SINGAPORE — 3.26%
ComfortDelGro Corp. Ltd.	5,000	8,058
Hutchison Port Holdings Trust	9,000	7,470
Keppel Corp. Ltd.[b]	3,600	31,304
Keppel REIT Management Ltd.	720	883
Noble Group Ltd.	9,000	8,221

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

SembCorp Industries Ltd.	3,000	$12,155
SembCorp Marine Ltd.[b]	2,000	6,999
Singapore Airlines Ltd.	1,000	9,012
Singapore Technologies Engineering Ltd.	3,000	10,717
Yangzijiang Shipbuilding[b]	6,000	4,628

		99,447
SOUTH AFRICA — 0.93%
Aveng Ltd.	1,442	4,736
Barloworld Ltd.	462	4,835
Bidvest Group Ltd.	586	15,224
Reunert Ltd.	414	3,594

		28,389
SOUTH KOREA — 0.25%
OCI NVa	258	7,740

		7,740
SPAIN — 1.74%
Abertis Infraestructuras SA	750	14,021
Actividades de Construcciones y Servicios SA	375	9,653
Ferrovial SA	973	16,118
International Consolidated Airlines Group SAa	1,863	7,860
Zardoya Otis SA	386	5,400

		53,052
SWEDEN — 6.64%
Alfa Laval AB	739	16,177
Assa Abloy AB Class B	612	24,402
Atlas Copco AB Class A	1,329	35,026
Atlas Copco AB Class B	572	13,582
Sandvik AB	1,790	25,399
Scania AB Class B	667	14,209
Securitas AB Class B	751	7,367
Skanska AB Class B	826	14,062
SKF AB Class B	757	17,635
Volvo AB Class B	2,527	35,017

		202,876
SWITZERLAND — 5.14%
ABB Ltd. Registered[a]	3,598	81,531
Adecco SA Registered[a]	279	14,936
Geberit AG Registered	63	15,401
Kuehne & Nagel International AG Registered	74	8,476
Schindler Holding AG Participation Certificates	63	9,454
Schindler Holding AG Registered	12	1,758
SGS SA Registered	8	19,351
Sulzer AG Registered	36	6,146

		157,053
THAILAND — 0.35%
Airports of Thailand PCL NVDR	2,200	10,831

		10,831
TURKEY — 0.82%
Enka Insaat ve Sanayi AS	1,068	3,299

Security	Shares	Value

KOC Holding AS	1,633	$9,879
TAV Havalimanlari Holding ASa	494	3,485
Turk Hava Yollari AOa	1,600	6,655
Turkiye Sise ve Cam Fabrikalari ASa	982	1,665

		24,983
UNITED KINGDOM — 8.95%
Aggreko PLC	439	12,176
Babcock International Group PLC	457	7,611
BAE Systems PLC	4,756	27,795
Balfour Beatty PLC	1,319	4,432
Bunzl PLC	525	10,451
Capita PLC	923	12,965
Cobham PLC	1,418	5,528
Experian PLC	1,678	29,564
G4S PLC	2,516	12,249
IMI PLC	462	8,909
Intertek Group PLC	174	8,959
Invensys PLC	1,703	10,197
Meggitt PLC	964	7,031
Melrose Industries PLC	1,975	7,503
Rolls-Royce Holdings PLC[a]	3,055	53,729
Serco Group PLC	556	5,352
Smiths Group PLC	618	12,023
Weir Group PLC (The)	326	11,183
Wolseley PLC	519	25,711

		273,368

TOTAL COMMON STOCKS (Cost: $2,448,606)		3,027,324

PREFERRED STOCKS — 0.02%

UNITED KINGDOM — 0.02%
Rolls-Royce Holdings PLC	363,545	566

		566

TOTAL PREFERRED STOCKS (Cost: $555)		566

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	29,348	29,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	2,039	2,039

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INDUSTRIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	551	$551

		31,938

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,938)		31,938

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $2,481,099)		3,059,828
Other Assets, Less Liabilities — (0.18)%		(5,421)

NET ASSETS — 100.00%		$3,054,407

NVDR — Non-Voting Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 0.68%
Computershare Ltd.	1,993	$20,544

		20,544
BRAZIL — 1.86%
Cielo SA SP ADR	2,096	56,037

		56,037
CANADA — 2.06%
CGI Group Inc. Class Aa	781	24,769
Open Text Corp.[a]	216	14,136
Research In Motion Ltd.[a,b]	1,430	23,458

		62,363
CHINA — 5.22%
GCL-Poly Energy Holdings Ltd.[b]	47,000	9,508
Kingboard Chemical Holdings Co. Ltd.	4,000	10,876
Lenovo Group Ltd.	24,000	21,926
Tencent Holdings Ltd.	3,100	106,335
ZTE Corp. Class H	5,280	8,899

		157,544
FINLAND — 1.16%
Nokia OYJ[b]	10,439	35,013

		35,013
FRANCE — 3.22%
Atos SA	198	13,796
Cap Gemini SA	499	22,977
Dassault Systemes SA	215	26,248
Gemalto NV	216	17,667
STMicroelectronics NV	1,898	16,518

		97,206
GERMANY — 8.31%
Infineon Technologies AG	3,762	29,734
SAP AG	2,577	204,904
United Internet AG Registered	590	16,195

		250,833
HONG KONG — 0.37%
ASM Pacific Technology Ltd.	1,100	11,339

		11,339
INDIA — 2.81%
Infosys Ltd. SP ADR	1,435	59,897
Wipro Ltd. SP ADR	3,142	25,102

		84,999

Security	Shares	Value

ISRAEL — 0.48%
Mellanox Technologies Ltd.[a]	98	$5,114
NICE Systems Ltd.[a]	264	9,260

		14,374
JAPAN — 26.52%
Advantest Corp.	400	5,987
Brother Industries Ltd.	700	8,005
Canon Inc.	3,200	114,814
Citizen Holdings Co. Ltd.	1,100	6,493
Dena Co. Ltd.	300	8,559
FUJIFILM Holdings Corp.	1,300	26,665
Fujitsu Ltd.	6,000	25,192
Gree Inc.	300	3,847
Hamamatsu Photonics K.K.	200	8,223
Hirose Electric Co. Ltd.	100	14,372
Hitachi High-Technologies Corp.	200	4,983
Hitachi Ltd.	13,000	83,010
Hoya Corp.	1,200	23,998
IBIDEN Co. Ltd.	500	8,752
Itochu Techno-Solutions Corp.	100	4,753
Keyence Corp.	110	34,894
Konami Corp.	300	6,843
Konica Minolta Holdings Inc.	1,500	10,610
Kyocera Corp.	500	50,867
Murata Manufacturing Co. Ltd.	600	48,845
NEC Corp.	10,000	25,973
Nexon Co. Ltd.	300	3,640
Nintendo Co. Ltd.	200	22,174
Nippon Electric Glass Co. Ltd.	1,000	5,092
Nomura Research Institute Ltd.	300	9,039
NTT Data Corp.	4	12,648
Omron Corp.	600	18,941
Oracle Corp. Japan	100	4,286
Ricoh Co. Ltd.	2,000	22,297
Rohm Co. Ltd.	300	10,579
Shimadzu Corp.	1,000	7,309
Sumco Corp.	300	3,151
TDK Corp.	400	14,619
Tokyo Electron Ltd.	500	25,613
Toshiba Corp.	12,000	66,153
Trend Micro Inc.	300	8,408
Yahoo! Japan Corp.	40	20,018
Yaskawa Electric Corp.	1,000	12,206
Yokogawa Electric Corp.	900	9,147

		801,005
NETHERLANDS — 2.55%
ASML Holding NV	1,034	76,954

		76,954
POLAND — 0.20%
Asseco Poland SA	455	6,172

		6,172
SOUTH KOREA — 16.59%
LG Display Co. Ltd. SP ADR[a]	4,221	57,912

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US INFORMATION TECHNOLOGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value
	.
Samsung Electronics Co. Ltd. SP GDR[c]	641	$442,931

		500,843
SPAIN — 0.86%
Amadeus IT Holding SA Class A	882	26,065

		26,065
SWEDEN — 4.70%
Hexagon AB Class B	1,057	30,225
Telefonaktiebolaget LM Ericsson Class B	8,932	111,630

		141,855
TAIWAN — 19.16%
Advanced Semiconductor Engineering Inc. SP ADR	15,292	68,508
AU Optronics Corp. SP ADR[a]	5,750	27,830
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	21,125	108,054
Siliconware Precision Industries Co. Ltd. SP ADR	8,226	50,096
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	284,807
United Microelectronics Corp. SP ADR	20,814	39,339

		578,634
UNITED KINGDOM — 2.81%
ARM Holdings PLC	4,240	65,727
Sage Group PLC (The)	3,625	19,042

		84,769

TOTAL COMMON STOCKS
(Cost: $2,468,567)		3,006,549

SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	63,062	63,062
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	4,382	4,382

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	2,496	$2,496

		69,940

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,940)		69,940

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $2,538,507)		3,076,489
Other Assets, Less Liabilities — (1.88)%		(56,759)

NET ASSETS — 100.00%		$3,019,730

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 95.17%

AUSTRALIA — 12.32%
Alumina Ltd.[a]	3,617	$3,623
Amcor Ltd.	1,988	20,409
BHP Billiton Ltd.	5,054	171,554
Boral Ltd.	1,258	6,529
Fortescue Metals Group Ltd.	2,173	7,895
Iluka Resources Ltd.	502	4,664
Incitec Pivot Ltd.	2,945	8,835
James Hardie Industries SE	623	6,558
Newcrest Mining Ltd.	1,200	20,940
Orica Ltd.	648	15,370
OZ Minerals Ltd.	435	1,942
Rio Tinto Ltd.	673	38,982
Sims Metal Management Ltd.	233	2,336

		309,637
AUSTRIA — 0.22%
Voestalpine AG	175	5,469

		5,469
BELGIUM — 0.87%
Solvay SA	98	14,380
Umicore SA	159	7,369

		21,749
BRAZIL — 0.59%
Companhia Siderurgica Nacional SA SP ADR	1,830	7,320
Fibria Celulose SA SP ADR[a]	693	7,408

		14,728
CANADA — 10.84%
Agnico-Eagle Mines Ltd.	275	8,891
Agrium Inc.	247	22,678
Barrick Gold Corp.	1,578	31,157
Centerra Gold Inc.	246	1,030
Eldorado Gold Corp.	1,102	8,732
First Quantum Minerals Ltd.	821	14,357
Franco-Nevada Corp.	218	9,506
Goldcorp Inc.	1,291	38,274
IAMGOLD Corp.	609	3,275
Kinross Gold Corp.	1,679	9,164
New Gold Inc.[a]	650	5,221
Osisko Mining Corp.[a]	784	3,313
Pan American Silver Corp.	215	2,832
Potash Corp. of Saskatchewan Inc.	1,413	59,563
Silver Wheaton Corp.	546	13,370
Teck Resources Ltd. Class B	865	23,047
Turquoise Hill Resources Ltd.[a]	568	4,009
Yamana Gold Inc.	1,124	13,935

		272,354

Security	Shares	Value

CHILE — 0.74%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	377	$18,658

		18,658
CHINA — 2.81%
Aluminum Corp. of China Ltd. Class Ha,b	8,000	3,020
Angang Steel Co. Ltd. Class Ha,b	4,000	2,355
Anhui Conch Cement Co. Ltd. Class H	2,500	9,052
BBMG Corp. Class H	3,000	2,408
China BlueChemical Ltd. Class H	6,000	3,657
China National Building Material Co. Ltd. Class H	6,000	7,082
China Resources Cement Holdings Ltd.	6,000	3,456
China Shanshui Cement Group Ltd.	2,000	1,131
Fosun International Ltd.	5,000	3,556
Huabao International Holdings Ltd.	7,000	3,211
Jiangxi Copper Co. Ltd. Class H	3,000	5,814
Lee & Man Paper Manufacturing Ltd.	5,000	3,718
MMG Ltd.[a]	4,000	1,201
Nine Dragons Paper (Holdings) Ltd.	4,000	3,469
Shougang Fushan Resources Group Ltd.	6,000	2,343
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	5,505
Yingde Gases Group Co. Ltd.	4,500	4,332
Zhaojin Mining Industry Co. Ltd. Class H	2,000	2,221
Zijin Mining Group Co. Ltd. Class H	10,000	2,951

		70,482
DENMARK — 0.71%
Novozymes A/S Class B	516	17,839

		17,839
FINLAND — 0.54%
Stora Enso OYJ Class R	803	5,584
UPM-Kymmene OYJ	758	7,935

		13,519
FRANCE — 4.77%
ArcelorMittal	1,560	19,111
Arkema SA	102	9,567
Imerys SA	51	3,345
L’Air Liquide SA	551	69,825
Lafarge SA	280	18,109

		119,957
GERMANY — 9.93%
BASF SE	1,465	136,979
HeidelbergCement AG	209	15,064
K+S AG Registered	318	14,074
Lanxess AG	134	9,770
Linde AG	315	59,637
Salzgitter AG	68	2,664
ThyssenKrupp AGa	628	11,372

		249,560

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

INDIA — 0.69%
Sterlite Industries (India) Ltd. SP ADR	2,401	$17,359

		17,359
INDONESIA — 0.92%
PT Indocement Tunggal Prakarsa Tbk	4,000	10,862
PT Semen Gresik (Persero) Tbk	6,500	12,301

		23,163
IRELAND — 1.02%
CRH PLC	1,191	25,634

		25,634
ISRAEL — 0.58%
Israel Chemicals Ltd.	893	10,626
Israel Corp. Ltd. (The)	6	3,859

		14,485
JAPAN — 11.04%
Asahi Kasei Corp.	2,000	13,428
Daicel Corp.	1,000	8,059
Hitachi Chemical Co. Ltd.	200	3,131
JFE Holdings Inc.	700	15,148
JSR Corp.	300	6,908
Kaneka Corp.	1,000	6,016
Kobe Steel Ltd.[a]	4,000	5,215
Kuraray Co. Ltd.	700	10,628
Maruichi Steel Tube Ltd.	100	2,521
Mitsubishi Chemical Holdings Corp.	2,500	12,165
Mitsubishi Gas Chemical Co. Inc.	1,000	7,638
Mitsubishi Materials Corp.	1,000	2,864
Mitsui Chemicals Inc.	2,000	4,620
Nippon Paper Industries Co. Ltd.[a,b]	200	2,981
Nippon Steel & Sumitomo Metal Corp.	11,675	31,042
Nitto Denko Corp.	300	19,711
Oji Holdings Corp.	1,000	3,562
Shin-Etsu Chemical Co. Ltd.	700	47,141
Showa Denko K.K.	3,000	4,835
Sumitomo Chemical Co. Ltd.	3,000	10,040
Sumitomo Metal Mining Co. Ltd.	1,000	13,931
Taiheiyo Cement Corp.	2,000	5,195
Taiyo Nippon Sanso Corp.	1,000	6,632
Teijin Ltd.	2,000	4,804
Toray Industries Inc.	3,000	21,066
Toyo Seikan Kaisha Ltd.	300	4,108
Ube Industries Ltd.	2,000	4,045

		277,434
MEXICO — 3.13%
Alpek SAB de CV	1,600	3,814
Cemex SAB de CV CPO[a]	18,200	20,496
Grupo Mexico SAB de CV Series B	6,537	23,370
Industrias CH SAB de CV Series Ba	400	3,220
Industrias Penoles SAB de CV	230	9,592
Mexichem SAB de CV	2,137	10,879

Security	Shares	Value

Minera Frisco SAB de CV Series A1[a]	1,700	$7,258

		78,629
NETHERLANDS — 1.75%
Akzo Nobel NV	396	23,901
Koninklijke DSM NV	312	20,127

		44,028
NEW ZEALAND — 0.60%
Fletcher Building Ltd.	2,001	15,174

		15,174
NORWAY — 1.04%
Norsk Hydro ASA	2,019	9,469
Yara International ASA	357	16,743

		26,212
PERU — 0.83%
Compania de Minas Buenaventura SA SP ADR	585	11,712
Southern Copper Corp.	271	9,032

		20,744
POLAND — 0.51%
Jastrzebska Spolka Weglowa SA	78	2,061
KGHM Polska Miedz SA	192	8,994
Synthos SA	1,231	1,835

		12,890
RUSSIA — 1.36%
Mechel OAO SP ADR	1,505	6,141
MMC Norilsk Nickel OJSC SP ADR[a]	571	8,748
Novolipetsk Steel OJSC SP GDR[c]	104	1,726
Severstal OAO SP GDR[c]	442	3,737
Uralkali OJSC SP GDR[c]	384	13,897

		34,249
SOUTH AFRICA — 2.48%
African Rainbow Minerals Ltd.	141	2,777
Anglo American Platinum Ltd.[a]	121	4,585
AngloGold Ashanti Ltd.	628	11,704
ArcelorMittal South Africa Ltd.[a]	956	2,447
Assore Ltd.	28	910
Gold Fields Ltd.	1,160	8,248
Harmony Gold Mining Co. Ltd.	614	2,953
Impala Platinum Holdings Ltd.	919	12,529
Kumba Iron Ore Ltd.	120	6,323
Northam Platinum Ltd.[a]	509	1,886
PPC Ltd.	1,239	4,526
Sappi Ltd.[a]	1,165	3,502

		62,390
SOUTH KOREA — 2.21%
POSCO SP ADR	773	55,648
		55,648

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US MATERIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

SWEDEN — 0.37%
Boliden AB	594	$9,415

		9,415
SWITZERLAND — 5.25%
EMS-Chemie Holding AG Registered	10	2,893
Givaudan SA Registered	18	23,175
Holcim Ltd. Registered	356	27,765
Sika AG Bearer	5	12,083
Syngenta AG Registered	154	65,880

		131,796
THAILAND — 1.56%
Indorama Ventures PCL NVDR	6,000	4,804
PTT Global Chemical PCL NVDR	5,317	13,225
Siam Cement PCL NVDR	1,300	21,172

		39,201
TURKEY — 0.30%
Eregli Demir ve Celik Fabrikalari TAS	3,930	4,492
Koza Altin Isletmeleri AS	149	2,974

		7,466
UNITED KINGDOM — 15.19%
Anglo American PLC	2,157	52,539
Antofagasta PLC	576	8,046
BHP Billiton PLC	3,266	91,040
Croda International PLC	260	10,028
Eurasian Natural Resources Corp.	512	2,187
Evraz PLC	408	984
Fresnillo PLC	286	5,128
Glencore International PLC[b]	6,123	30,205
Johnson Matthey PLC	380	14,336
Kazakhmys PLC	273	1,471
Randgold Resources Ltd.	136	10,711
Rexam PLC	1,267	10,185
Rio Tinto PLC	2,081	94,543
Vedanta Resources PLC	104	1,957
Xstrata PLC	3,215	48,212

		381,572

TOTAL COMMON STOCKS (Cost: $2,407,546)		2,391,441

PREFERRED STOCKS — 4.14%

BRAZIL — 4.14%
Bradespar SA	120	1,493
Braskem SA Class A SP ADR	461	8,137
Gerdau SA SP ADR	1,747	13,714

Security	Shares	Value

Vale SA Class A SP ADR	4,959	$80,633

		103,977

TOTAL PREFERRED STOCKS (Cost: $134,339)		103,977

SHORT-TERM INVESTMENTS — 1.40%

MONEY MARKET FUNDS — 1.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	31,171	31,171
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	2,166	2,166
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	1,753	1,753

		35,090

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,090)		35,090

TOTAL INVESTMENTS IN SECURITIES — 100.71% (Cost: $2,576,975)		2,530,508
Other Assets, Less Liabilities — (0.71)%		(17,771)

NET ASSETS—100.00%		$2,512,737

CPO — Certificates of Participation (Ordinary)

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

117

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.10%

AUSTRALIA — 2.55%
Telstra Corp. Ltd.	13,887	$71,789

		71,789
AUSTRIA — 0.16%
Telekom Austria AG	662	4,544

		4,544
BELGIUM — 0.36%
Belgacom SA	445	10,267

		10,267
BRAZIL — 0.46%
Oi SA SP ADR	843	2,386
TIM Participacoes SA SP ADR	503	10,492

		12,878
CANADA — 4.52%
BCE Inc.	811	38,049
Bell Aliant Inc.	289	7,740
Rogers Communications Inc. Class B	1,185	58,540
TELUS Corp. NVS	640	23,065

		127,394
CHINA — 9.10%
China Communications Services Corp. Ltd. Class H	10,400	7,612
China Mobile Ltd.	18,500	202,507
China Telecom Corp. Ltd. Class H	46,000	23,472
China Unicom (Hong Kong) Ltd.	16,000	22,967

		256,558
CZECH REPUBLIC — 0.19%
Telefonica O2 Czech Republic AS	374	5,410

		5,410
DENMARK — 0.42%
TDC A/S	1,462	11,872

		11,872
EGYPT — 0.33%
Orascom Telecom Holding SAE SP GDR[a,b]	2,798	9,429

		9,429
FINLAND — 0.30%
Elisa OYJ	449	8,524

		8,524

Security	Shares	Value

FRANCE — 5.90%
France Telecom SA	5,568	$59,637
Iliad SA	82	18,768
Vivendi SA	3,885	88,098

		166,503
GERMANY — 3.61%
Deutsche Telekom AG Registered	8,585	101,663

		101,663
HONG KONG — 0.70%
HKT Trust and HKT Ltd.	9,000	9,451
PCCW Ltd.	20,000	10,180

		19,631
HUNGARY — 0.12%
Magyar Telekom Telecommunications PLC	1,762	3,252

		3,252
INDONESIA — 1.78%
PT Indosat Tbk	6,500	4,011
PT Telekomunikasi Indonesia (Persero) Tbk	34,500	41,517
PT XL Axiata Tbk	9,000	4,721

		50,249
ISRAEL — 0.35%
Bezeq The Israel Telecommunication Corp. Ltd.	6,761	9,811

		9,811
ITALY — 1.27%
Telecom Italia SpA	27,083	22,941
Telecom Italia SpA RNC	18,666	12,994

		35,935
JAPAN — 12.68%
KDDI Corp.	1,600	76,871
Nippon Telegraph and Telephone Corp.	1,300	64,393
NTT DOCOMO Inc.	47	77,682
SoftBank Corp.	2,800	138,692

		357,638
MEXICO — 4.51%
America Movil SAB de CV Series L	118,300	127,189

		127,189
MOROCCO — 0.33%
Maroc Telecom	710	9,389

		9,389
NETHERLANDS — 0.66%
Koninklijke KPN NV	3,254	6,791

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

Ziggo NV	329	$11,805

		18,596
NEW ZEALAND — 0.51%
Telecom Corp. of New Zealand Ltd.	6,463	14,443

		14,443
NORWAY — 1.76%
Telenor ASA	2,205	49,638

		49,638
PHILIPPINES — 0.78%
Globe Telecom Inc.	200	6,948
Philippine Long Distance Telephone Co.	205	15,171

		22,119
POLAND — 0.21%
Telekomunikacja Polska SA	2,699	6,014

		6,014
PORTUGAL — 0.41%
Portugal Telecom SGPS SA Registered	2,218	11,583

		11,583
RUSSIA — 2.22%
MegaFon OAO SP GDR[a]	324	9,998
Mobile TeleSystems OJSC SP ADR	1,690	34,983
Rostelecom OJSC SP ADR	386	8,608
Sistema JSFC SP GDR[b]	468	8,925

		62,514
SINGAPORE — 3.49%
Singapore Telecommunications Ltd.	26,000	82,962
StarHub Ltd.	4,000	15,361

		98,323
SOUTH AFRICA — 3.79%
MTN Group Ltd.	5,116	92,143
Vodacom Group Ltd.	1,255	14,700

		106,843
SOUTH KOREA — 0.48%
KT Corp. SP ADR	317	5,154
SK Telecom Co. Ltd. SP ADR	432	8,420

		13,574
SPAIN — 6.43%
Telefonica SA	12,356	181,472

		181,472

Security	Shares	Value

SWEDEN — 2.67%
Millicom International Cellular SA SDR	187	$15,311
Tele2 AB Class B	931	15,979
TeliaSonera AB	6,396	44,059

		75,349
SWITZERLAND — 1.25%
Swisscom AG Registered	75	35,346

		35,346
TAIWAN — 1.72%
Chunghwa Telecom Co. Ltd. SP ADR	1,506	48,553

		48,553
THAILAND — 1.08%
Advanced Information Service PCL NVDR	3,300	30,358

		30,358
TURKEY — 0.86%
Turk Telekomunikasyon AS	1,879	8,905
Turkcell Iletisim Hizmetleri ASa	2,483	15,368

		24,273
UNITED KINGDOM — 20.14%
BT Group PLC	23,420	100,677
Inmarsat PLC	1,411	15,867
Vodafone Group PLC	147,882	451,581

		568,125

TOTAL COMMON STOCKS
(Cost: $2,451,146)		2,767,048

PREFERRED STOCKS — 1.02%

BRAZIL — 1.02%
Oi SA SP ADR	2,442	5,836
Telefonica Brasil SA SP ADR	862	22,912

		28,748

TOTAL PREFERRED STOCKS
(Cost: $29,420)		28,748

RIGHTS — 0.16%

NETHERLANDS — 0.16%
Koninklijke KPN NVa	3,254	4,376

		4,376

TOTAL RIGHTS
(Cost: $15,288)		4,376

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	5,145	$5,145

		5,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,145)		5,145

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $2,500,999)		2,805,317
Other Assets, Less Liabilities — 0.54%		15,242

NET ASSETS — 100.00%		$2,820,559

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.97%

AUSTRALIA — 3.00%
AGL Energy Ltd.	6,573	$108,283
APA Group	9,519	64,327
SP AusNet	23,232	30,265

		202,875
AUSTRIA — 0.32%
Verbund AG	981	21,502

		21,502
BRAZIL — 2.19%
Centrais Eletricas Brasileiras SA SP ADR	3,849	10,354
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	5,652	80,823
CPFL Energia SA SP ADR	2,667	57,074

		148,251
CANADA — 2.87%
Canadian Utilities Ltd. Class A	741	61,086
Fortis Inc.	2,472	85,894
TransAlta Corp.	3,225	47,485

		194,465
CHILE — 3.08%
Empresa Nacional de Electricidad SA SP ADR	2,221	118,401
Enersis SA SP ADR	4,767	90,001

		208,402
CHINA — 5.12%
China Gas Holdings Ltd.	42,000	41,401
China Longyuan Power Group Corp. Ltd. Class H	30,000	27,485
China Resources Gas Group Ltd.	12,000	33,631
China Resources Power Holdings Co. Ltd.	24,000	78,551
Datang International Power Generation Co. Ltd. Class H	42,000	18,509
ENN Energy Holdings Ltd.[a]	12,000	69,428
Guangdong Investment Ltd.	30,000	29,031
Huaneng Power International Inc. Class H	42,000	48,545

		346,581
CZECH REPUBLIC — 0.89%
CEZ AS	2,079	60,245

		60,245
FINLAND — 1.37%
Fortum OYJ	4,992	92,864

		92,864
FRANCE — 7.25%
Electricite de France SA	2,844	63,629

Security	Shares	Value

GDF Suez	14,775	$317,514
Suez Environnement SA	3,441	49,472
Veolia Environnement	4,386	60,514

		491,129
GERMANY — 8.40%
E.ON SE	20,145	365,454
RWE AG	5,637	203,149

		568,603
HONG KONG — 8.77%
Cheung Kong Infrastructure Holdings Ltd.	6,000	43,528
CLP Holdings Ltd.	22,500	198,309
Hong Kong and China Gas Co. Ltd. (The)	63,360	190,637
Power Assets Holdings Ltd.	16,500	161,160

		593,634
INDIA — 1.09%
GAIL (India) Ltd. SP GDR[b]	1,872	73,888

		73,888
INDONESIA — 1.44%
PT Perusahaan Gas Negara (Persero) Tbk	151,500	97,390

		97,390
ITALY — 7.04%
Enel Green Power SpA	19,464	41,546
Enel SpA	72,396	280,232
Snam SpA	18,318	90,178
Terna SpA	13,800	64,661

		476,617
JAPAN — 12.42%
Chubu Electric Power Co. Inc.	6,900	89,322
Chugoku Electric Power Co. Inc. (The)	3,300	47,327
Electric Power Development Co. Ltd.	1,200	34,272
Hokkaido Electric Power Co. Inc.[c]	2,400	30,428
Hokuriku Electric Power Co.	2,100	30,915
Kansai Electric Power Co. Inc. (The)[c]	8,400	102,445
Kyushu Electric Power Co. Inc.[c]	4,800	66,277
Osaka Gas Co. Ltd.	21,000	90,976
Shikoku Electric Power Co. Inc.[c]	2,100	38,051
Toho Gas Co. Ltd.	4,000	23,817
Tohoku Electric Power Co. Inc.[c]	5,400	57,764
Tokyo Electric Power Co. Inc.[c]	17,100	75,485
Tokyo Gas Co. Ltd.	27,000	154,111

		841,190
NEW ZEALAND — 0.37%
Contact Energy Ltd.	5,555	25,161

		25,161
PHILIPPINES — 0.86%
Aboitiz Power Corp.	38,400	34,799

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex US UTILITIES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

Energy Development Corp.	147,000	$23,250

		58,049
POLAND — 1.15%
ENEA SA	2,424	9,974
Polska Grupa Energetyczna SA	8,961	46,541
Tauron Polska Energia SA	15,939	21,238

		77,753
PORTUGAL — 1.09%
Energias de Portugal SA	21,555	74,171

		74,171
RUSSIA — 0.64%
RusHydro OJSC SP ADR	25,383	43,659

		43,659
SOUTH KOREA — 1.23%
Korea Electric Power Corp. SP ADR[c]	5,841	83,643

		83,643
SPAIN — 7.39%
Acciona SA	345	22,629
Enagas SA	2,067	55,129
Gas Natural SDG SA	3,777	79,176
Iberdrola SA	51,933	280,036
Red Electrica Corporacion SA	1,188	63,261

		500,231
THAILAND — 0.41%
Glow Energy PCL NVDR	10,500	27,547

		27,547
UNITED KINGDOM — 18.58%
Centrica PLC	57,033	329,323
National Grid PLC	39,558	504,551
Severn Trent PLC	2,781	78,819
SSE PLC	10,428	252,703
United Utilities Group PLC	8,028	92,524

		1,257,920
TOTAL COMMON STOCKS (Cost: $6,491,245)		6,565,770

PREFERRED STOCKS — 2.31%

BRAZIL — 2.14%
Centrais Eletricas Brasileiras SA Class B SP ADR	3,996	20,659
Companhia Energetica de Minas Gerais SP ADR	6,348	81,445
Companhia Paranaense de Energia Class B SP ADR	2,400	42,816

		144,920

Security	Shares	Value

GERMANY — 0.17%
RWE AG NVS	351	$11,951

		11,951

TOTAL PREFERRED STOCKS (Cost: $216,939)		156,871

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	22,815	22,815
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	1,585	1,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	2,567	2,567

		26,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,967)		26,967

TOTAL INVESTMENTS IN SECURITIES — 99.68% (Cost: $6,735,151)		6,749,608
Other Assets, Less Liabilities — 0.32%		21,537

NET ASSETS — 100.00%		$6,771,145

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

122

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.03%

CHINA — 23.81%
Agile Property Holdings Ltd.	1,256,000	$1,624,905
Agricultural Bank of China Ltd. Class H	20,240,000	9,675,850
Air China Ltd. Class H	1,840,000	1,488,957
Aluminum Corp. of China Ltd. Class Ha,b	3,694,000	1,394,663
Angang Steel Co. Ltd. Class Ha,b	1,034,000	608,894
Anhui Conch Cement Co. Ltd. Class H	1,150,000	4,163,982
Anta Sports Products Ltd.[a]	828,000	693,503
AviChina Industry & Technology Co. Ltd. Class H	1,840,000	889,107
Bank of China Ltd. Class H	70,840,000	33,135,221
Bank of Communications Co. Ltd. Class H	8,280,100	6,583,024
BBMG Corp. Class H	922,500	740,558
Beijing Capital International Airport Co. Ltd. Class H	1,840,000	1,275,571
Beijing Enterprises Holdings Ltd.[a]	474,000	3,545,563
Belle International Holdings Ltd.	4,359,000	7,110,912
Bosideng International Holdings Ltd.	2,034,000	534,670
Brilliance China Automotive Holdings Ltd.[b]	2,198,000	2,690,642
BYD Co. Ltd. Class Ha,b	478,000	1,706,131
China Agri-Industries Holdings Ltd.	1,890,100	927,928
China BlueChemical Ltd. Class H	1,967,500	1,199,170
China CITIC Bank Corp. Ltd. Class H	6,965,200	3,922,110
China Coal Energy Co. Class H	3,876,000	2,981,692
China Communications Construction Co. Ltd. Class H	4,176,000	3,998,103
China Communications Services Corp. Ltd. Class H	1,988,000	1,455,022
China Construction Bank Corp. Class H	67,667,390	56,675,777
China COSCO Holdings Co. Ltd. Class Ha,b	2,409,500	1,018,370
China Everbright Ltd.[a]	920,000	1,462,877
China Foods Ltd.	920,000	469,448
China Gas Holdings Ltd.	2,912,000	2,870,500
China International Marine Containers (Group) Co. Ltd. Class Hb	598,083	955,626
China Life Insurance Co. Ltd. Class H	7,009,000	19,146,819
China Longyuan Power Group Corp. Ltd. Class H	2,378,000	2,178,643
China Mengniu Dairy Co. Ltd.[a]	1,117,000	3,144,918
China Merchants Bank Co. Ltd. Class H	3,740,993	7,973,098
China Merchants Holdings (International) Co. Ltd.[a]	1,024,000	3,239,337
China Minsheng Banking Corp. Ltd. Class H	5,060,500	6,501,196
China Mobile Ltd.	5,520,000	60,423,679
China National Building Material Co. Ltd. Class H	2,760,000	3,257,686
China Oilfield Services Ltd. Class H	1,840,000	3,627,555
China Overseas Land & Investment Ltd.	3,821,760	11,671,225
China Pacific Insurance (Group) Co. Ltd. Class H	2,484,000	8,930,186
China Petroleum & Chemical Corp. Class H	18,400,000	20,129,371
China Railway Construction Corp. Ltd. Class H	1,840,000	1,856,454
China Railway Group Ltd. Class H	3,680,000	1,939,438
China Resources Cement Holdings Ltd.[a]	1,840,000	1,059,815
China Resources Enterprise Ltd.[a]	1,102,000	3,777,182
China Resources Gas Group Ltd.	920,000	2,578,409
China Resources Land Ltd.[a]	1,846,000	5,589,903
China Resources Power Holdings Co. Ltd.	1,840,000	6,022,215
China Shanshui Cement Group Ltd.	1,527,000	863,790
China Shenhua Energy Co. Ltd. Class H	3,220,500	11,391,223
China Shipping Container Lines Co. Ltd. Class Ha,b	3,501,000	834,581
China Shipping Development Co. Ltd. Class Ha	1,118,000	479,723
China Southern Airlines Co. Ltd. Class H	1,970,000	1,035,693
China State Construction International Holdings Ltd.	1,840,000	2,679,174
China Taiping Insurance Holdings Co. Ltd.[b]	730,600	1,244,560
China Telecom Corp. Ltd. Class H	12,880,000	6,572,275

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	4,600,000	$6,603,098
China Vanke Co. Ltd. Class B	1,194,992	2,420,596
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,980,000	1,076,669
CITIC Pacific Ltd.[a]	1,103,000	1,334,584
CITIC Securities Co. Ltd. Class H	920,000	2,086,437
CNOOC Ltd.	16,560,000	30,898,230
COSCO Pacific Ltd.	1,840,000	2,437,337
Country Garden Holdings Co. Ltd.[b]	4,304,974	2,440,776
CSR Corp Ltd. Class H	1,843,000	1,213,531
Dah Chong Hong Holdings Ltd.[a]	633,000	583,196
Daphne International Holdings Ltd.[a]	920,000	957,864
Datang International Power Generation Co. Ltd. Class H	2,760,000	1,216,298
Dongfang Electric Corp. Ltd. Class Ha	288,200	404,786
Dongfeng Motor Group Co. Ltd. Class H	2,760,000	4,111,228
ENN Energy Holdings Ltd.	920,000	5,322,784
Evergrande Real Estate Group Ltd.[a]	5,980,000	2,442,672
Far East Horizon Ltd.	1,452,000	987,882
Fosun International Ltd.	1,284,000	913,290
Franshion Properties (China) Ltd.[a]	3,086,000	1,053,772
GCL-Poly Energy Holdings Ltd.[a]	7,369,000	1,490,778
Geely Automobile Holdings Ltd.[a]	3,020,000	1,517,666
Golden Eagle Retail Group Ltd.	578,000	1,017,380
GOME Electrical Appliances Holdings Ltd.[a,b]	9,522,160	957,050
Great Wall Motor Co. Ltd. Class H	920,500	3,991,293
Greentown China Holdings Ltd.[b]	690,000	1,340,773
Guangdong Investment Ltd.	1,840,000	1,780,584
Guangzhou Automobile Group Co. Ltd. Class H	2,088,855	1,722,634
Guangzhou R&F Properties Co. Ltd. Class H	812,400	1,469,744
Haier Electronics Group Co. Ltd.[b]	920,000	1,643,069
Haitong Securities Co. Ltd. Class Hb	1,104,000	1,607,505
Hengan International Group Co. Ltd.	707,000	7,306,317
Huabao International Holdings Ltd.[a]	1,840,000	844,058
Huaneng Power International Inc. Class H	2,940,000	3,398,165
Industrial and Commercial Bank of China Ltd. Class H	62,131,350	43,712,750
Inner Mongolia Yitai Coal Co. Ltd. Class B	552,135	2,876,623
Intime Department Store Group Co. Ltd.[a]	920,500	1,091,230
Jiangsu Expressway Co. Ltd. Class H	978,000	1,071,180
Jiangxi Copper Co. Ltd. Class H	1,380,000	2,674,432
Kingboard Chemical Holdings Co. Ltd.	535,000	1,454,591
Kunlun Energy Co. Ltd.	3,010,000	5,887,663
Lee & Man Paper Manufacturing Ltd.	1,840,000	1,368,039
Lenovo Group Ltd.[a]	5,778,000	5,278,718
Longfor Properties Co. Ltd.[a]	1,380,000	2,304,564
MMG Ltd.[b]	1,840,000	552,432
New China Life Insurance Co. Ltd. Class H	552,000	2,052,058
Nine Dragons Paper (Holdings) Ltd.[a]	1,515,000	1,313,809
Parkson Retail Group Ltd.[a]	1,253,000	678,118
People’s Insurance Co. Group of China Ltd. Class Ha,b	3,680,000	1,925,212
PetroChina Co. Ltd. Class H	20,240,000	25,741,412
PICC Property and Casualty Co. Ltd. Class H	2,760,400	3,542,714
Ping An Insurance (Group) Co. of China Ltd. Class H	1,840,000	14,569,492
Poly Property Group Co. Ltd.[b]	1,845,000	1,286,170
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,840,000	1,766,358
Shanghai Electric Group Co. Ltd. Class H	3,044,000	1,066,887
Shanghai Industrial Holdings Ltd.	481,000	1,524,702
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	553,800	1,140,340
Shimao Property Holdings Ltd.	1,380,000	2,973,172
Shougang Fushan Resources Group Ltd.[a]	2,760,000	1,077,597
Shui On Land Ltd.	2,224,300	739,465
Sihuan Pharmaceutical Holdings Group Ltd.[a]	1,551,000	869,372
Sino-Ocean Land Holdings Ltd.	2,806,500	1,851,568
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,876,000	645,429
Sinopharm Group Co. Ltd. Class H	920,800	2,734,897

123

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Security	Shares	Value

SOHO China Ltd.[a]	1,946,000	$1,680,051
Sun Art Retail Group Ltd.[a]	2,102,500	2,936,770
Tencent Holdings Ltd.[a]	966,000	33,135,221
Tingyi (Cayman Islands) Holding Corp.[a]	1,840,000	5,085,689
Tsingtao Brewery Co. Ltd. Class H	236,000	1,582,842
Uni-President China Holdings Ltd.	920,000	1,000,541
Want Want China Holdings Ltd.[a]	5,682,000	9,005,567
Weichai Power Co. Ltd. Class Ha	460,400	1,604,750
Wumart Stores Inc. Class H	460,000	806,123
Yanzhou Coal Mining Co. Ltd. Class Ha	1,934,000	2,013,597
Yingde Gases Group Co. Ltd.[a]	693,000	667,050
Yuexiu Property Co. Ltd.	4,896,000	1,451,022
Zhaojin Mining Industry Co. Ltd. Class H	743,500	825,834
Zhejiang Expressway Co. Ltd. Class H	1,242,000	976,239
Zhongsheng Group Holdings Ltd.[a]	485,000	673,698
Zhuzhou CSR Times Electric Co. Ltd. Class H	460,000	1,271,422
Zijin Mining Group Co. Ltd. Class Ha	5,772,000	1,703,203
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,208,340	1,209,804
ZTE Corp. Class Ha	572,000	964,070

		656,903,457
HONG KONG — 12.57%
AIA Group Ltd.	11,316,000	50,232,740
ASM Pacific Technology Ltd.	184,000	1,896,761
Bank of East Asia Ltd. (The)	1,126,800	4,631,719
BOC Hong Kong (Holdings) Ltd.	3,450,000	11,869,572
Cathay Pacific Airways Ltd.[a]	1,052,000	1,848,991
Cheung Kong (Holdings) Ltd.	1,380,000	20,769,528
Cheung Kong Infrastructure Holdings Ltd.	460,000	3,337,113
CLP Holdings Ltd.	1,694,500	14,934,902
First Pacific Co. Ltd.	1,840,000	2,546,401
Galaxy Entertainment Group Ltd.[b]	1,840,000	8,239,054
Hang Lung Properties Ltd.	2,300,000	8,950,339
Hang Seng Bank Ltd.	736,000	12,309,976
Henderson Land Development Co. Ltd.	932,000	6,749,272
HKT Trust and HKT Ltd.	2,300,000	2,415,406
Hong Kong and China Gas Co. Ltd. (The)	5,060,764	15,226,766
Hong Kong Exchanges and Clearing Ltd.	838,200	14,105,729
Hopewell Holdings Ltd.	460,500	1,780,146
Hutchison Whampoa Ltd.	1,998,000	21,703,399
Hysan Development Co. Ltd.	569,000	2,819,118
Kerry Properties Ltd.	690,500	3,123,025
Li & Fung Ltd.	5,522,000	7,143,891
Link REIT (The)	2,070,000	11,722,869
MGM China Holdings Ltd.	920,000	2,169,420
MTR Corp. Ltd.	1,381,500	5,696,467
New World Development Co. Ltd.	3,685,000	6,429,258
NWS Holdings Ltd.	1,380,500	2,465,496
Orient Overseas International Ltd.	235,000	1,395,962
PCCW Ltd.	3,680,000	1,873,051
Power Assets Holdings Ltd.	1,380,500	13,483,738
Sands China Ltd.	2,248,000	11,789,501
Shangri-La Asia Ltd.	1,840,333	3,557,070
Sino Land Co. Ltd.	2,761,200	4,539,973
SJM Holdings Ltd.	1,840,000	4,637,580
Sun Hung Kai Properties Ltd.	1,431,000	20,688,890
Swire Pacific Ltd. Class A	690,000	8,771,036
Swire Properties Ltd.	1,104,000	3,940,520
Wharf (Holdings) Ltd. (The)	1,380,000	12,314,125
Wheelock and Co. Ltd.	939,000	5,227,018
Wing Hang Bank Ltd.	230,000	2,416,888
Wynn Macau Ltd.[b]	1,530,000	4,642,875

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	690,500	$2,388,981

		346,784,566
INDIA — 8.90%
ACC Ltd.	44,387	1,016,102
Adani Enterprises Ltd.	207,669	840,698
Adani Ports and Special Economic Zone Ltd.	371,455	999,740
Aditya Birla Nuvo Ltd.	31,931	621,402
Ambuja Cements Ltd.	556,446	1,926,775
Asian Paints Ltd.	27,186	2,362,217
Axis Bank Ltd.	274,569	7,607,409
Bajaj Auto Ltd.	78,422	2,737,164
Bank of Baroda	74,287	963,766
Bank of India	113,205	689,211
Bharat Heavy Electricals Ltd.	555,310	1,986,747
Bharat Petroleum Corp. Ltd.	151,512	1,164,990
Bharti Airtel Ltd.	541,968	3,206,539
Cairn (India) Ltd.	418,634	2,424,386
Canara Bank Ltd.	85,603	659,004
Cipla Ltd.	327,630	2,464,751
Coal India Ltd.	471,779	2,795,209
Dabur India Ltd.	401,877	1,102,504
Divi’s Laboratories Ltd.	38,180	761,722
DLF Ltd.	395,880	1,750,322
Dr. Reddy’s Laboratories Ltd.	95,348	3,589,509
GAIL (India) Ltd.	350,330	2,283,404
Godrej Consumer Products Ltd.	113,924	1,746,024
HCL Technologies Ltd.	194,645	2,606,346
HDFC Bank Ltd.	1,457,988	18,464,691
Hero Motocorp Ltd.	38,265	1,167,979
Hindalco Industries Ltd.	981,214	1,771,194
Hindustan Unilever Ltd.	821,791	8,905,087
Housing Development Finance Corp. Ltd.	1,368,635	21,532,344
ICICI Bank Ltd.	412,679	8,913,483
Idea Cellular Ltd.[b]	605,637	1,492,312
Infosys Ltd.	404,878	16,799,713
Infrastructure Development Finance Co. Ltd.	985,483	2,797,766
ITC Ltd.	2,078,943	12,689,752
Jaiprakash Associates Ltd.	921,428	1,287,006
Jindal Steel & Power Ltd.	352,531	1,992,823
JSW Steel Ltd.	75,113	979,780
Kotak Mahindra Bank Ltd.	265,240	3,481,229
Larsen & Toubro Ltd.	197,110	5,532,617
LIC Housing Finance Ltd.	281,178	1,271,629
Lupin Ltd.	136,841	1,784,584
Mahindra & Mahindra Ltd.	291,853	5,006,058
NTPC Ltd.	885,087	2,585,029
Oil & Natural Gas Corp. Ltd.	714,222	4,331,069
Piramal Enterprises Ltd.	58,654	610,818
Power Finance Corp. Ltd.	253,682	917,493
Power Grid Corp. of India Ltd.	1,039,770	2,165,424
Ranbaxy Laboratories Ltd.[b]	116,066	973,662
Reliance Capital Ltd.	94,966	621,972
Reliance Communications Ltd.	514,885	926,554
Reliance Industries Ltd.	1,218,725	17,830,145
Reliance Infrastructure Ltd.	96,615	672,763
Reliance Power Ltd.[b]	535,717	709,483
Rural Electrification Corp. Ltd.	278,886	1,161,615
Satyam Computer Services Ltd.[b]	591,385	1,210,761
Sesa Goa Ltd.	331,360	976,397
Shriram Transport Finance Co. Ltd.	116,070	1,606,021
Siemens Ltd.	57,678	584,649

124

Consolidated Schedule of Investments  (Unaudited) (Continued)

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April 30, 2013

Security	Shares	Value

State Bank of India	129,110	$5,426,335
Sterlite Industries (India) Ltd.	1,223,620	2,173,558
Sun Pharmaceuticals Industries Ltd.	293,112	5,174,277
Tata Consultancy Services Ltd.	442,638	11,324,960
Tata Motors Ltd.	727,562	4,051,389
Tata Power Co. Ltd.	910,607	1,600,640
Tata Steel Ltd.	283,198	1,591,428
Titan Industries Ltd.	198,370	996,729
Ultratech Cement Ltd.	38,244	1,349,348
Unitech Ltd.[b]	1,300,173	649,182
United Breweries Ltd.	63,020	859,529
United Spirits Ltd.	80,979	3,323,258
Wipro Ltd.	462,322	2,989,325
Zee Entertainment Enterprises Ltd.	436,278	1,894,115

		245,463,916
INDONESIA — 4.02%
PT Adaro Energy Tbk	12,493,000	1,580,498
PT Astra Agro Lestari Tbk	238,000	433,284
PT Astra International Tbk	19,164,000	14,487,570
PT Bank Central Asia Tbk	11,756,000	12,998,406
PT Bank Danamon Indonesia Tbk	3,357,046	2,227,097
PT Bank Mandiri (Persero) Tbk	9,068,051	9,793,215
PT Bank Negara Indonesia (Persero) Tbk	6,710,415	3,727,050
PT Bank Rakyat Indonesia (Persero) Tbk	10,905,500	10,543,759
PT Bukit Asam (Persero) Tbk	690,000	1,082,283
PT Bumi Resources Tbk	13,904,500	958,191
PT Charoen Pokphand Indonesia Tbk	6,830,500	3,547,856
PT Global Mediacom Tbk	6,036,500	1,350,413
PT Gudang Garam Tbk	466,500	2,370,286
PT Indo Tambangraya Megah Tbk	460,000	1,738,750
PT Indocement Tunggal Prakarsa Tbk	1,380,500	3,748,542
PT Indofood Sukses Makmur Tbk	4,163,500	3,147,516
PT Indosat Tbk	1,178,500	727,282
PT Jasa Marga (Persero) Tbk	1,610,000	1,109,488
PT Kalbe Farma Tbk	20,936,000	2,993,164
PT Media Nusantara Citra Tbk	4,007,000	1,287,928
PT Perusahaan Gas Negara (Persero) Tbk	9,968,500	6,408,138
PT Semen Gresik (Persero) Tbk	2,838,000	5,370,964
PT Telekomunikasi Indonesia (Persero) Tbk	9,430,000	11,348,007
PT Unilever Indonesia Tbk	1,380,000	3,725,894
PT United Tractors Tbk	1,610,343	2,939,942
PT XL Axiata Tbk	2,320,500	1,217,233

		110,862,756
MALAYSIA — 4.74%
AirAsia Bhd	1,300,300	1,252,220
Alliance Financial Group Bhd	1,079,400	1,582,292
AMMB Holdings Bhd	1,529,900	3,369,048
Axiata Group Bhd	2,513,900	5,593,789
Berjaya Sports Toto Bhd	614,788	848,680
British American Tobacco (Malaysia) Bhd	106,100	2,208,135
Bumi Armada Bhd[b]	920,000	1,206,508
CIMB Group Holdings Bhd	4,713,200	11,990,195
DiGi.Com Bhd	3,004,500	4,582,048
Felda Global Ventures Holdings Bhd	1,012,000	1,536,710
Gamuda Bhd	1,174,900	1,571,682
Genting Bhd	1,958,400	6,758,652
Genting Malaysia Bhd	2,730,100	3,373,928
Genting Plantations Bhd	202,200	568,885
Hong Leong Bank Bhd	511,300	2,430,040

Security	Shares	Value

Hong Leong Financial Group Bhd	185,400	$944,519
IHH Healthcare Bhd[b]	1,932,000	2,381,265
IJM Corp. Bhd	801,900	1,436,435
IOI Corp. Bhd	3,188,800	5,271,870
Kuala Lumpur Kepong Bhd	460,000	3,259,688
Lafarge Malayan Cement Bhd	400,100	1,304,517
Malayan Banking Bhd	3,956,000	12,508,371
Malaysia Airports Holdings Bhd	385,200	762,171
Malaysia Marine and Heavy Engineering Holdings Bhd	419,200	524,947
Maxis Communications Bhd	2,143,200	4,761,884
MISC Bhd[b]	1,121,200	1,606,716
MMC Corp. Bhd	707,200	592,723
Parkson Holdings Bhd	538,300	746,631
Petronas Chemicals Group Bhd	2,488,900	5,341,830
Petronas Dagangan Bhd	184,000	1,428,457
Petronas Gas Bhd	598,000	3,875,944
PPB Group Bhd	460,000	1,935,251
Public Bank Bhd Foreign	1,058,000	5,709,896
RHB Capital Bhd	598,300	1,667,571
Sapurakencana Petroleum Bhd[b]	2,189,400	2,288,346
Sime Darby Bhd	2,558,500	7,938,288
Telekom Malaysia Bhd	1,018,400	1,847,681
Tenaga Nasional Bhd	2,622,800	6,767,126
UEM Land Holdings Bhd[b]	1,350,800	1,114,382
UMW Holdings Bhd	482,400	2,267,320
YTL Corp. Bhd	4,432,000	2,388,983
YTL Power International Bhd	2,355,600	1,169,090

		130,714,714
PHILIPPINES — 1.42%
Aboitiz Equity Ventures Inc.	1,713,440	2,372,840
Aboitiz Power Corp.	1,352,000	1,225,209
Alliance Global Group Inc.	2,463,800	1,418,660
Ayala Corp.	203,128	3,163,388
Ayala Land Inc.	4,991,200	3,934,996
Bank of the Philippine Islands	943,354	2,356,093
BDO Unibank Inc.[b]	1,454,089	3,239,552
DMCI Holdings Inc.	504,000	698,571
Energy Development Corp.	7,774,100	1,229,577
Globe Telecom Inc.	25,890	899,483
International Container Terminal Services Inc.	629,120	1,406,196
Jollibee Foods Corp.	456,150	1,424,083
Metropolitan Bank & Trust Co.	458,456	1,386,729
Philippine Long Distance Telephone Co.	37,280	2,758,865
San Miguel Corp.	357,054	1,049,649
SM Investments Corp.	198,680	5,526,934
SM Prime Holdings Inc.	6,079,125	2,953,899
Universal Robina Corp.	794,500	2,295,094

		39,339,818
SINGAPORE — 7.14%
Ascendas REIT	1,840,535	4,109,504
CapitaCommercial Trust[a]	1,840,000	2,554,622
CapitaLand Ltd.	2,300,500	6,985,645
CapitaMall Trust Management Ltd.	2,300,800	4,333,907
CapitaMalls Asia Ltd.	1,380,000	2,352,941
City Developments Ltd.	460,000	4,205,415
ComfortDelGro Corp. Ltd.	1,840,000	2,965,453
DBS Group Holdings Ltd.	1,712,500	23,303,292
Genting Singapore PLC	6,049,600	7,539,590
Global Logistic Properties Ltd.	2,300,000	5,154,062

125

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Security	Shares	Value

Golden Agri-Resources Ltd.	7,033,707	$3,026,724
Hutchison Port Holdings Trust[a]	5,149,371	4,273,978
Jardine Cycle & Carriage Ltd.	78,000	3,084,155
Keppel Corp. Ltd.[a]	1,380,600	12,005,217
Keppel Land Ltd.	920,000	3,032,680
Keppel REIT Management Ltd.	279,120	342,200
Noble Group Ltd.	3,836,364	3,504,169
Olam International Ltd.[a]	1,462,000	1,988,268
Oversea-Chinese Banking Corp. Ltd.	2,356,000	20,754,760
SembCorp Industries Ltd.	920,000	3,727,358
SembCorp Marine Ltd.[a]	920,000	3,219,421
Singapore Airlines Ltd.	470,000	4,235,781
Singapore Exchange Ltd.	920,000	5,587,302
Singapore Press Holdings Ltd.[a]	975,000	3,530,630
Singapore Technologies Engineering Ltd.	1,380,000	4,929,972
Singapore Telecommunications Ltd.	7,820,000	24,952,381
StarHub Ltd.	460,000	1,766,573
United Overseas Bank Ltd.	1,163,000	20,159,989
UOL Group Ltd.	460,000	2,662,932
Wilmar International Ltd.	1,840,000	4,974,790
Yangzijiang Shipbuilding[a]	2,300,000	1,774,043

		197,037,754
SOUTH KOREA — 18.14%
AmorePacific Corp.[a]	3,128	2,556,252
AmorePacific Group	2,760	1,047,562
BS Financial Group Inc.	128,140	1,687,124
Celltrion Inc.[a]	56,997	1,635,436
Cheil Industries Inc.	33,259	2,865,958
Cheil Worldwide Inc.[a,b]	92,000	2,272,224
CJ CheilJedang Corp.	8,280	2,450,994
CJ Corp.	15,221	1,997,126
Coway Co. Ltd.	52,459	2,657,961
Daelim Industrial Co. Ltd.[a]	25,577	1,788,277
Daewoo Engineering & Construction Co. Ltd.[b]	107,080	735,063
Daewoo International Corp.	43,960	1,542,771
Daewoo Securities Co. Ltd.	167,517	1,657,982
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	94,210	2,262,648
DGB Financial Group Inc.	97,430	1,362,410
Dongbu Insurance Co. Ltd.	38,840	1,567,636
Doosan Corp.	7,864	878,300
Doosan Heavy Industries & Construction Co. Ltd.	45,087	1,676,485
Doosan Infracore Co. Ltd.[b]	99,640	1,180,697
E-Mart Co. Ltd.	18,400	3,592,118
GS Engineering & Construction Corp.[a]	35,659	979,465
GS Holdings Corp.[a]	49,800	2,459,929
Hana Financial Group Inc.	211,144	6,748,632
Hankook Tire Co. Ltd.	72,686	3,161,409
Hanwha Chemical Corp.	83,260	1,236,086
Hanwha Corp.	46,300	1,311,686
Hanwha Life Insurance Co. Ltd.	171,370	1,042,567
Hyosung Corp.	23,590	1,186,676
Hyundai Department Store Co. Ltd.	14,728	2,139,726
Hyundai Development Co.	56,160	1,152,471
Hyundai Engineering & Construction Co. Ltd.[a]	64,233	3,371,168
Hyundai Glovis Co. Ltd.	12,700	2,133,388
Hyundai Heavy Industries Co. Ltd.	39,871	7,276,919
Hyundai Hysco Co. Ltd.	32,820	917,875
Hyundai Marine & Fire Insurance Co. Ltd.	61,020	1,717,625
Hyundai Merchant Marine Co. Ltd.[a,b]	52,797	491,391
Hyundai Mipo Dockyard Co. Ltd.	10,877	1,066,663
Hyundai Mobis Co. Ltd.	64,645	14,674,703

Security	Shares	Value

Hyundai Motor Co.	145,631	$26,380,990
Hyundai Securities Co. Ltd.	122,620	851,760
Hyundai Steel Co.	53,599	3,708,566
Hyundai Wia Corp.	14,791	1,907,130
Industrial Bank of Korea	176,120	2,014,993
Kangwon Land Inc.	92,510	2,616,623
KB Financial Group Inc.	361,552	11,818,643
KCC Corp.	3,958	1,175,217
Kia Motors Corp.	250,842	12,481,741
Korea Aerospace Industries Ltd.	34,540	878,162
Korea Electric Power Corp.[b]	240,570	6,913,684
Korea Gas Corp.	24,290	1,559,342
Korea Investment Holdings Co. Ltd.	40,480	1,701,829
Korea Zinc Co. Ltd.	7,892	2,260,897
Korean Air Lines Co. Ltd.[b]	36,806	1,179,744
KT Corp.	31,780	1,040,288
KT&G Corp.	103,788	7,473,339
Kumho Petro Chemical Co. Ltd.	13,378	1,157,653
LG Chem Ltd.	43,725	10,322,800
LG Corp.	91,147	5,429,259
LG Display Co. Ltd.[b]	222,710	6,056,628
LG Electronics Inc.	101,926	8,153,710
LG Household & Health Care Ltd.	8,852	4,975,382
LG Innotek Co. Ltd.[b]	11,053	893,233
LG Uplus Corp.[b]	216,530	2,044,776
Lotte Chemical Corp.	16,317	2,407,621
Lotte Confectionery Co. Ltd.	828	1,443,530
Lotte Shopping Co. Ltd.	10,606	3,958,109
LS Corp.	17,313	1,273,361
LS Industrial Systems Co. Ltd.	14,883	840,573
Mando Corp.[a]	12,620	962,571
Mirae Asset Securities Co. Ltd.	23,000	960,683
NCsoft Corp.	14,564	2,195,246
NHN Corp.	38,501	10,348,040
OCI Co. Ltd.[a]	15,313	1,967,483
ORION Corp.	3,257	3,445,387
POSCO	62,164	17,724,050
S-Oil Corp.	43,279	3,477,882
S1 Corp.	17,689	999,052
Samsung C&T Corp.	119,196	6,385,693
Samsung Card Co. Ltd.	42,528	1,631,534
Samsung Electro-Mechanics Co. Ltd.	56,851	5,084,739
Samsung Electronics Co. Ltd.	104,028	143,578,099
Samsung Engineering Co. Ltd.[a]	28,821	2,316,043
Samsung Fire & Marine Insurance Co. Ltd.	33,829	6,957,476
Samsung Heavy Industries Co. Ltd.	154,570	4,919,348
Samsung Life Insurance Co. Ltd.	57,513	5,666,177
Samsung SDI Co. Ltd.	32,878	3,836,214
Samsung Securities Co. Ltd.	57,807	2,655,983
Samsung Techwin Co. Ltd.[a]	36,080	2,244,148
Shinhan Financial Group Co. Ltd.	294,380	10,184,217
Shinsegae Co. Ltd.	6,716	1,442,236
SK C&C Co. Ltd.	21,409	1,796,233
SK Holdings Co. Ltd.	25,030	3,602,338
SK Hynix Inc.[a,b]	492,540	13,372,329
SK Innovation Co. Ltd.	57,707	7,859,847
SK Networks Co. Ltd.	122,820	814,116
SK Telecom Co. Ltd.	9,757	1,714,319
Woori Finance Holdings Co. Ltd.	355,690	3,843,377
Woori Investment & Securities Co. Ltd.	136,159	1,397,073
Yuhan Corp.	8,593	1,638,545

		500,423,464

126

Consolidated Schedule of Investments  (Unaudited) (Continued)

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April 30, 2013

Security	Shares	Value

TAIWAN — 14.61%
Acer Inc.[b]	2,345,000	$1,895,102
Advanced Semiconductor Engineering Inc.	5,980,863	5,157,663
Advantech Co. Ltd.	214,000	1,022,432
Airtac International Group	32,000	169,694
Asia Cement Corp.	1,897,272	2,407,591
ASUSTeK Computer Inc.	602,100	7,008,042
AU Optronics Corp.[b]	7,085,580	3,253,240
Capital Securities Corp.	1,581,500	559,998
Catcher Technology Co. Ltd.	522,000	2,644,314
Cathay Financial Holding Co. Ltd.	6,745,613	9,074,303
Chailease Holding Co. Ltd.	460,000	1,384,115
Chang Hwa Commercial Bank Ltd.	4,413,332	2,519,810
Cheng Shin Rubber Industry Co. Ltd.	1,840,264	6,229,411
Cheng Uei Precision Industry Co. Ltd.	464,383	925,241
Chicony Electronics Co. Ltd.	480,948	1,411,294
China Airlines Ltd.[b]	2,300,330	876,888
China Development Financial Holding Corp.[b]	12,161,734	3,362,691
China Life Insurance Co. Ltd.[b]	1,840,539	1,867,855
China Motor Co. Ltd.	462,000	450,071
China Petrochemical Development Corp.	1,615,965	873,361
China Steel Corp.	10,599,640	9,338,257
Chinatrust Financial Holding Co. Ltd.	11,950,061	7,248,106
Chunghwa Telecom Co. Ltd.	3,702,110	11,766,668
Clevo Co.	487,228	934,437
Compal Electronics Inc.	4,140,000	2,679,385
CTCI Corp.	460,000	919,626
Delta Electronics Inc.	1,840,000	8,822,174
E Ink Holdings Inc.	920,000	682,705
E.Sun Financial Holding Co. Ltd.	3,817,759	2,302,660
Epistar Corp.	828,000	1,458,932
Eternal Chemical Co. Ltd.	617,350	532,379
EVA Airways Corp.[b]	1,559,400	869,210
Evergreen Marine Corp. Ltd.[b]	1,408,095	823,043
Far Eastern Department Stores Co. Ltd.	947,713	838,144
Far Eastern New Century Corp.	2,864,263	3,081,470
Far EasTone Telecommunications Co. Ltd.	1,480,000	3,605,720
Farglory Land Development Co. Ltd.	368,000	700,786
Feng Hsin Iron & Steel Co. Ltd.	460,000	826,105
First Financial Holding Co. Ltd.	6,440,706	3,961,060
Formosa Chemicals & Fibre Corp.	2,778,000	6,504,466
Formosa International Hotels Corp.	24,530	267,642
Formosa Petrochemical Corp.	1,044,000	2,840,648
Formosa Plastics Corp.	3,680,000	8,928,165
Formosa Taffeta Co. Ltd.	542,000	515,150
Foxconn Technology Co. Ltd.	650,192	1,716,250
Fubon Financial Holding Co. Ltd.	5,520,111	7,884,002
Giant Manufacturing Co. Ltd.	214,000	1,283,478
Hermes Microvision Inc.	20,000	606,533
Highwealth Construction Corp.	270,400	603,800
Hiwin Technologies Corp.	119,290	840,754
Hon Hai Precision Industry Co. Ltd.	9,660,030	24,942,203
Hotai Motor Co. Ltd.	209,000	1,866,071
HTC Corp.	662,450	6,756,487
Hua Nan Financial Holdings Co. Ltd.	4,846,758	2,816,546
Innolux Corp.[b]	6,440,925	4,026,669
Inventec Corp.	2,082,460	832,645
Kinsus Interconnect Technology Corp.	460,000	1,605,449
Largan Precision Co. Ltd.	69,000	1,884,454
LCY Chemical Corp.	500,969	593,280
Lite-On Technology Corp.	1,940,722	3,491,879
Macronix International Co. Ltd.	3,701,380	1,008,373

Security	Shares	Value

MediaTek Inc.	1,049,000	$12,796,151
Mega Financial Holding Co. Ltd.	7,588,524	5,849,787
Merida Industry Co. Ltd.	140,000	853,890
MStar Semiconductor Inc.	150,367	1,283,969
Nan Kang Rubber Tire Co. Ltd.	560,266	661,604
Nan Ya Plastics Corp.	4,600,000	9,165,085
Novatek Microelectronics Corp. Ltd.	477,000	2,327,460
Oriental Union Chemical Corp.	460,000	507,353
Pegatron Corp.[b]	1,509,000	2,469,663
Phison Electronics Corp.	86,000	677,521
Pou Chen Corp.	1,969,000	2,321,808
Powertech Technology Inc.	620,200	1,109,602
President Chain Store Corp.	536,000	3,305,503
Quanta Computer Inc.	2,376,000	4,911,087
Radiant Opto-Electronics Corp.	470,260	1,912,144
Realtek Semiconductor Corp.	464,399	1,337,555
Richtek Technology Corp.	99,000	545,117
Ruentex Development Co. Ltd.	541,906	1,061,337
Ruentex Industries Ltd.	471,855	1,128,794
ScinoPharm Taiwan Ltd.	460,000	1,069,260
Shin Kong Financial Holding Co. Ltd.[b]	5,652,000	1,784,923
Siliconware Precision Industries Co. Ltd.	2,850,575	3,380,663
Simplo Technology Co. Ltd.	460,550	1,958,492
SinoPac Financial Holdings Co. Ltd.	6,243,022	3,120,242
Standard Foods Corp.	209,560	717,185
Synnex Technology International Corp.	1,145,000	1,936,009
Taishin Financial Holdings Co. Ltd.	6,440,716	2,793,479
Taiwan Business Bank Ltd.[b]	2,871,279	882,438
Taiwan Cement Corp.	3,220,000	4,277,040
Taiwan Cooperative Financial Holding Co. Ltd.	5,060,889	2,906,684
Taiwan Fertilizer Co. Ltd.	643,000	1,538,215
Taiwan Glass Industry Corp.	950,780	966,502
Taiwan Mobile Co. Ltd.	1,537,000	5,598,655
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000,670	85,340,653
Teco Electric and Machinery Co. Ltd.	1,380,000	1,297,608
TPK Holding Co. Ltd.	160,974	3,267,262
Transcend Information Inc.	137,000	473,502
Tripod Technology Corp.	460,540	1,045,547
TSRC Corp.	525,110	1,037,338
Tung Ho Steel Enterprise Corp.	597,000	582,597
U-Ming Marine Transport Corp.	500,000	779,344
Uni-President Enterprises Co.	3,936,319	7,749,395
Unimicron Technology Corp.	1,159,000	1,221,364
United Microelectronics Corp.	12,506,000	4,767,298
Walsin Lihwa Corp.[b]	3,407,000	1,056,318
Wan Hai Lines Ltd.[b]	1,038,100	580,396
Wintek Corp.[b]	1,393,038	715,117
Wistron Corp.	1,962,299	1,991,422
WPG Holdings Co. Ltd.	1,380,240	1,662,630
Yang Ming Marine Transport Corp.[b]	1,411,300	633,631
Yuanta Financial Holding Co. Ltd.	7,820,858	3,975,090
Yulon Motor Co. Ltd.	828,000	1,419,653
Zhen Ding Technology Holding Ltd.	82,950	202,653

		403,252,962
THAILAND — 3.68%
Advanced Information Service PCL NVDR	1,104,200	10,157,888
Airports of Thailand PCL NVDR	414,000	2,038,262
Bangkok Bank PCL Foreign	782,000	6,048,177
Bangkok Bank PCL NVDR	523,725	4,032,772
Bangkok Dusit Medical Services PCL NVDR	276,000	1,589,233
Bank of Ayudhya PCL NVDR	2,309,900	2,577,486

127

Consolidated Schedule of Investments  (Unaudited) (Continued)

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April 30, 2013

Security	Shares	Value

Banpu PCL NVDR	92,000	$1,068,893
BEC World PCL NVDR	948,300	2,164,773
Central Pattana PCL NVDR	644,000	2,194,208
Charoen Pokphand Foods PCL NVDR	2,769,500	2,995,967
CP All PCL NVDR	4,213,800	6,317,111
Glow Energy PCL NVDR	490,100	1,285,782
Indorama Ventures PCL NVDR	1,311,500	1,050,094
IRPC PCL NVDR	9,770,300	1,364,846
Kasikornbank PCL Foreign	1,104,000	8,124,838
Kasikornbank PCL NVDR	644,075	4,652,262
Krung Thai Bank PCL NVDR	3,659,575	3,092,247
PTT Exploration & Production PCL NVDR	1,304,884	6,846,751
PTT Global Chemical PCL NVDR	1,535,976	3,820,315
PTT PCL NVDR	782,000	8,685,929
Siam Cement PCL Foreign	276,000	4,645,451
Siam Cement PCL NVDR	138,000	2,247,496
Siam Commercial Bank PCL NVDR	1,660,400	10,522,467
Siam Makro PCL NVDR	92,000	2,363,475
Thai Oil PCL NVDR	784,200	1,763,448

		101,650,171

TOTAL COMMON STOCKS (Cost: $2,568,831,919)		2,732,433,578

PREFERRED STOCKS — 0.74%

SOUTH KOREA — 0.74%
Hyundai Motor Co. Ltd.	22,395	1,592,235
Hyundai Motor Co. Ltd. Series 2[a]	36,905	2,781,363
LG Chem Ltd.[a]	8,288	723,968
Samsung Electronics Co. Ltd.	19,322	15,281,451

		20,379,017

TOTAL PREFERRED STOCKS (Cost: $16,636,473)		20,379,017

RIGHTS – 0.00%

CHINA – 0.00%
Shui On Land Ltd.[b]	748,933	79,134

		79,134

TOTAL RIGHTS (Cost: $0)		79,134

SHORT-TERM INVESTMENTS — 3.53%

MONEY MARKET FUNDS — 3.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	88,834,158	88,834,158
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	6,173,141	6,173,141

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,339,968	$2,339,968

		97,347,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,347,267)		97,347,267

TOTAL INVESTMENTS IN SECURITIES — 103.30% (Cost: $2,682,815,659)		2,850,238,996
Other Assets, Less Liabilities — (3.30)%		(91,039,544)

NET ASSETS — 100.00%		$2,759,199,452

NVDR – Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

128

Consolidated Schedule of Investments  (Unaudited)

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April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.70%

CHINA — 18.98%
Ajisen (China) Holdings Ltd.[a]	4,000	$2,886
Anton Oilfield Services Group[a]	20,000	15,952
Anxin-China Holdings Ltd.	32,000	6,721
Asian Citrus Holdings Ltd.	14,000	5,953
Baoye Group Co. Ltd. Class H	12,000	9,463
Beijing Capital Land Ltd. Class H	24,000	8,783
Beijing Enterprises Water Group Ltd.	40,000	12,112
Billion Industrial Holdings Ltd.[a]	12,000	7,963
Biostime International Holdings Ltd.	3,000	17,280
C C Land Holdings Ltd.	16,000	5,381
China Aerospace International Holdings Ltd.	88,000	9,412
China Aoyuan Property Group Ltd.	48,000	11,009
China Datang Corp. Renewable Power Co. Ltd. Class H	30,000	6,997
China Dongxiang (Group) Co. Ltd.[a]	62,000	10,625
China Everbright International Ltd.	28,000	21,612
China High Speed Transmission Equipment Group Co. Ltd.[b]	20,000	9,664
China Lilang Ltd.	10,000	6,146
China Lumena New Materials Corp.[a]	56,000	12,195
China Medical System Holdings Ltd.	16,000	15,690
China Metal Recycling Holdings Ltd.[c]	4,200	3,828
China Modern Dairy Holdings Ltd.[b]	24,000	8,288
China Oil and Gas Group Ltd.[a,b]	80,000	14,638
China Overseas Grand Oceans Group Ltd.[a]	8,000	12,576
China Power International Development Ltd.[a]	26,000	9,381
China Power New Energy Development Co. Ltd.[b]	120,000	6,804
China Precious Metal Resources Holdings Co. Ltd.[a,b]	40,000	6,855
China Properties Group Ltd.[b]	22,000	5,471
China Rare Earth Holdings Ltd.	28,000	4,366
China Resources and Transportation Group Ltd.[a,b]	200,000	7,603
China Rongsheng Heavy Industries Group Holdings Ltd.[a]	49,000	7,135
China Sanjiang Fine Chemicals Co. Ltd.	14,000	6,801
China SCE Property Holdings Ltd.[a]	30,000	7,538
China Shineway Pharmaceutical Group Ltd.	6,000	10,669
China Singyes Solar Technologies Holdings Ltd.[a]	6,000	5,203
China South City Holdings Ltd.[a]	44,000	7,484
China Suntien Green Energy Corp. Ltd. Class H	34,000	9,858
China Travel International Investment Hong Kong Ltd.	36,000	7,329
China Vanadium Titano-Magnetite Mining Co. Ltd.	22,000	5,273
China Water Affairs Group Ltd.	28,000	8,407
China Wireless Technologies Ltd.	24,000	9,587
China Yongda Automobiles Services Holdings Ltd.[b]	6,000	6,556
China Yurun Food Group Ltd.[b]	16,000	9,525
China ZhengTong Auto Services Holdings Ltd.[b]	13,000	8,057
CITIC Resources Holdings Ltd.[b]	52,000	6,567
Comba Telecom Systems Holdings Ltd.[a]	15,000	5,122
Cosco International Holdings Ltd.	16,000	6,783
DaChan Food Asia Ltd.	40,000	5,051
DBA Telecommunications (Asia) Holdings Ltd.	10,000	6,030
Digital China Holdings Ltd.	10,000	12,602
Dongyue Group Ltd.	20,000	11,185
Fantasia Holdings Group Co. Ltd.	36,000	5,613
First Tractor Co. Ltd. Class Hb	8,000	5,958
Fufeng Group Ltd.	21,600	7,765
Glorious Property Holdings Ltd.[b]	44,000	6,860
Golden Meditech Holdings Ltd.	56,000	6,567
Goldlion Holdings Ltd.	14,000	7,378

Security	Shares	Value

Haitian International Holdings Ltd.	8,000	$13,690
Harbin Electric Co. Ltd. Class H	8,000	6,134
Henderson Investment Ltd.	82,000	6,340
Hengdeli Holdings Ltd.	24,000	6,989
Hidili Industry International Development Ltd.[a]	30,000	6,765
HKC (Holdings) Ltd.[a]	158,000	5,293
Honghua Group Ltd.	18,000	8,767
Hopson Development Holdings Ltd.[b]	8,000	13,339
Hosa International Ltd.	20,000	7,731
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	35,200	11,385
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	36,000	10,345
Interchina Holdings Co. Ltd.[b]	100,000	5,605
Ju Teng International Holdings Ltd.	16,000	10,412
Kai Yuan Holdings Ltd.[b]	240,000	6,154
Kaisa Group Holdings Ltd.[b]	20,000	6,262
Kingboard Laminates Holdings Ltd.	16,000	7,175
Kingdee International Software Group Co. Ltd.[a,b]	28,000	4,618
Kingsoft Corp. Ltd.	14,000	16,110
Kingway Brewery Holdings Ltd.	24,000	9,556
KWG Property Holdings Ltd.[a]	15,000	10,360
Li Ning Co. Ltd.[a,b]	13,000	7,170
Lianhua Supermarket Holdings Co. Ltd. Class H	8,000	4,855
Lijun International Pharmaceutical (Holding) Co. Ltd.	24,000	7,453
Lonking Holdings Ltd.	22,000	4,167
Maoye International Holdings Ltd.	14,000	2,995
Min Xin Holdings Ltd.	12,000	6,634
Minth Group Ltd.	8,000	14,308
New World Department Store China Ltd.	12,000	6,185
North Mining Shares Co. Ltd.[b]	120,000	5,876
NVC Lighting Holdings Ltd.	22,000	5,386
Pacific Online Ltd.	20,000	7,989
PCD Stores (Group) Ltd.	60,000	9,046
Phoenix Satellite Television Holdings Ltd.	20,000	7,603
Ports Design Ltd.[a]	8,000	6,257
Qingling Motors Co. Ltd. Class H	28,000	7,938
Real Nutriceutical Group Ltd.	16,000	4,247
Renhe Commercial Holdings Co. Ltd.[b]	148,000	9,345
REXLot Holdings Ltd.	100,000	8,247
Road King Infrastructure Ltd.	10,000	9,471
	18,000	7,213
Semiconductor Manufacturing International Corp.[a,b]	254,000	18,328
Shenzhen Expressway Co. Ltd. Class H	20,000	8,221
Shenzhen International Holdings Ltd.	115,000	14,967
Shenzhen Investment Ltd.	36,000	15,076
Shenzhou International Group Holdings Ltd.	6,000	17,396
Sino Biopharmaceutical Ltd.	40,000	27,575
Sino Oil And Gas Holdings Ltd.[a,b]	140,000	2,796
Sinofert Holdings Ltd.[a]	32,000	6,927
Sinolink Worldwide Holdings Ltd.[b]	96,000	7,546
Sinopec Kantons Holdings Ltd.	12,000	10,870
Sinotrans Ltd. Class H	46,000	9,839
Sinotrans Shipping Ltd.[a]	30,000	7,345
Skyworth Digital Holdings Ltd.	20,000	16,468
SRE Group Ltd.[b]	136,000	5,082
Sunac China Holdings Ltd.	24,000	19,359
Tech Pro Technology Development Ltd.[b]	20,000	7,577
Tianjin Port Development Holdings Ltd.[a]	28,000	4,005
Tianneng Power International Ltd.	12,000	7,592
Tibet 5100 Water Resources Holdings Ltd.	24,000	8,566
Tong Ren Tang Technologies Co. Ltd. Class H	4,000	13,298
Travelsky Technology Ltd. Class H	12,000	7,623
Trony Solar Holdings Co. Ltd.[b,c]	94,000	3,815
Vinda International Holdings Ltd.[a]	6,000	7,840

129

Consolidated Schedule of Investments  (Unaudited) (Continued)

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April 30, 2013

Security	Shares	Value

VODone Ltd.	72,000	$5,381
West China Cement Ltd.	40,000	7,010
Xiamen International Port Co. Ltd. Class H	64,000	8,577
Xingda International Holdings Ltd.	12,000	4,592
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	7,919
XTEP International Holdings Ltd.[a]	15,000	6,282
Yanchang Petroleum International Ltd.[b]	65,000	3,769
Yip’s Chemical Holdings Ltd.	8,000	8,711
Yuexiu Real Estate Investment Trust	30,000	16,816
Yuexiu Transport Infrastructure Ltd.[a]	8,000	4,092

		1,115,232
HONG KONG — 10.15%
AAC Technologies Holdings Inc.	9,000	43,895
Brightoil Petroleum (Holdings) Ltd.[b]	34,000	6,484
Cafe de Coral Holdings Ltd.	4,000	12,705
Champion REIT	32,000	16,823
China Financial International Investments Ltd.[b]	100,000	4,897
Chow Sang Sang Holdings International Ltd.	4,000	10,824
CSI Properties Ltd.	146,000	6,867
CST Mining Group Ltd.[b]	464,000	6,039
Dah Sing Banking Group Ltd.	7,200	10,595
Dah Sing Financial Holdings Ltd.	2,400	12,602
Emperor Watch & Jewellery Ltd.	40,000	4,072
Esprit Holdings Ltd.[a]	23,200	32,525
Foxconn International Holdings Ltd.[b]	32,000	12,370
G-Resources Group Ltd.[b]	216,000	10,159
Giordano International Ltd.	16,000	15,999
Glorious Sun Enterprises Ltd.	20,000	5,953
Great Eagle Holdings Ltd.	4,000	16,957
Hanergy Solar Group Ltd.[b]	192,000	13,855
HKR International Ltd.	16,000	7,999
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	10,669
Johnson Electric Holdings Ltd.	19,000	12,951
K. Wah International Holdings Ltd.	16,000	8,742
Kowloon Development Co. Ltd.	8,000	10,597
Luk Fook Holdings International Ltd.	4,000	11,339
Melco International Development Ltd.	10,000	19,457
Midland Holdings Ltd.	12,000	5,536
Newocean Energy Holdings Ltd.	12,000	7,484
Pacific Basin Shipping Ltd.	20,000	11,417
Pacific Textile Holdings Ltd.	4,000	4,938
Pico Far East Holdings Ltd.	16,000	5,814
Prosperity REIT	26,000	9,247
Regal Hotels International Holdings Ltd.	16,000	7,484
Regal REIT	24,000	7,917
Sa Sa International Holdings Ltd.	12,000	12,494
Shun Tak Holdings Ltd.	20,000	10,515
Silver Base Group Holdings Ltd.[a]	12,525	2,889
Singamas Container Holdings Ltd.[a]	28,000	6,855
SmarTone Telecommunications Holding Ltd.	4,000	7,123
SOCAM Development Ltd.	8,000	11,525
Stella International Holdings Ltd.	5,000	14,722
Sunlight REIT	18,000	7,886
Techtronic Industries Co. Ltd.	15,000	35,835
Television Broadcasts Ltd.	3,808	28,680
Texwinca Holdings Ltd.	8,000	9,339
Towngas China Co. Ltd.[a]	12,000	11,535
Trinity Ltd.	12,000	4,732
Value Partners Group Ltd.	8,000	4,897
VTech Holdings Ltd.[a]	2,000	25,513
Xinyi Glass Holdings Co. Ltd.	24,000	16,421

		596,173

Security	Shares	Value

INDIA — 7.07%
Amtek Auto Ltd.	3,778	$5,151
Apollo Hospitals Enterprise Ltd.	1,024	15,856
Arvind Ltd.	2,920	4,263
Ashok Leyland Ltd.	18,280	7,736
Aurobindo Pharma Ltd.	1,196	4,238
Bajaj Finance Ltd.	562	12,792
Bata India Ltd.	378	5,234
Bharat Forge Ltd.	890	3,814
Biocon Ltd.	1,272	6,783
Britannia Industries Ltd.	672	7,233
Century Textiles & Industries Ltd.	1,068	5,711
CESC Ltd.	1,144	6,069
Chambal Fertilizers & Chemicals Ltd.	5,078	5,005
Core Education & Technologies Ltd.	1,116	1,137
Educomp Solutions Ltd.	2,308	2,759
Emami Ltd.	714	8,501
Federal Bank Ltd.	2,132	18,063
Financial Technologies (India) Ltd.	398	5,970
Gateway Distriparks Ltd.	2,662	6,070
Gitanjali Gems Ltd.	996	11,424
Godrej Industries Ltd.	1,550	8,920
Gujarat Gas Co. Ltd.	1,134	5,202
Havells India Ltd.	367	4,485
Hexaware Technologies Ltd.	2,912	4,429
Housing Development & Infrastructure Ltd.[b]	4,994	4,917
IFCI Ltd.	13,038	7,224
Indiabulls Housing Finance Ltd.[b]	2,614	13,188
Indiabulls Infrastructure and Power Ltd.[b]	45,996	3,671
Indiabulls Real Estate Ltd.[b]	7,762	10,726
Indian Hotels Co. Ltd.	11,294	11,928
Indraprastha Gas Ltd.	1,398	7,787
IVRCL Ltd. Class Lb	8,692	3,122
Jammu & Kashmir Bank Ltd.	494	12,495
Jindal Saw Ltd.	2,842	4,188
Jubilant Foodworks Ltd.[b]	394	8,114
Karnataka Bank Ltd.	2,492	6,927
Lanco Infratech Ltd.[b]	20,352	4,250
Maharashtra Seamless Ltd.	2,104	8,471
Mahindra & Mahindra Financial Services Ltd.	4,410	18,643
Manappuram Finance Ltd.	9,732	3,134
MAX India Ltd.	2,424	9,759
McLeod Russel India Ltd.	1,074	6,243
Merck Ltd.	538	6,338
Pipavav Defence & Offshore Engineering Co. Ltd.[b]	4,860	6,481
Punj Lloyd Ltd.	3,800	3,798
Rajesh Exports Ltd.	2,792	6,517
Raymond Ltd.	978	5,272
Redington India Ltd.	4,453	6,526
Ruchi Soya Industries Ltd.	3,996	5,114
Shree Renuka Sugars Ltd.[b]	10,962	4,904
Sintex Industries Ltd.	6,210	5,487
Strides Arcolab Ltd.	478	7,596
Tata Global Beverages Ltd.	5,458	14,918
Thermax Ltd.	710	7,566
Torrent Pharmaceuticals Ltd.	476	6,094
TV18 Broadcast Ltd.[b]	9,536	4,699
United Phosphorus Ltd.	2,816	7,378
Voltas Ltd.	3,030	4,795

		415,115

130

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

INDONESIA — 5.49%
PT Agis Tbk[b]	94,000	$4,351
PT AKR Corporindo Tbk	20,000	10,594
PT Alam Sutera Realty Tbk	132,000	14,256
PT Aneka Tambang (Persero) Tbk	43,000	6,103
PT Bakrie and Brothers Tbk[b]	2,383,498	12,258
PT Bank Bukopin Tbk	90,000	8,516
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	7,403
PT Bank Tabungan Negara (Persero) Tbk	51,263	7,856
PT Benakat Petroleum Energy Tbk[b]	331,000	5,617
PT Bhakti Investama Tbk	322,000	16,228
PT Borneo Lumbung Energi & Metal Tbk[b]	83,000	3,842
PT BW Plantation Tbk	40,000	3,744
PT Ciputra Development Tbk	140,000	19,871
PT Ciputra Property Tbk	47,000	5,608
PT Citra Marga Nusaphala Persada Tbk	29,000	5,488
PT Energi Mega Persada Tbk[b]	622,000	8,701
PT Erajaya Swasembada Tbk[b]	21,000	6,750
PT Gajah Tunggal Tbk	24,000	7,159
PT Garuda Indonesia (Persero) Tbk[b]	91,000	5,897
PT Holcim Indonesia Tbk	10,000	3,754
PT Indika Energy Tbk	38,000	4,377
PT Japfa Comfeed Indonesia Tbk	65,000	12,903
PT Kawasan Industri Jababeka Tbk[b]	311,000	9,596
PT Lippo Karawaci Tbk	193,000	26,799
PT Medco Energi Internasional Tbk	35,000	6,876
PT Mitra Adiperkasa Tbk	10,000	8,486
PT MNC Sky Vision Tbk[b]	21,000	5,130
PT Nippon Indosari Corpindo Tbk	10,000	7,920
PT Ramayana Lestari Sentosa Tbk	56,000	8,294
PT Sentul City Tbk[b]	300,000	8,794
PT Summarecon Agung Tbk	59,000	15,778
PT Surya Semesta Internusa Tbk	49,292	8,010
PT Timah (Persero) Tbk	45,000	6,572
PT Tower Bersama Infrastructure Tbk[b]	15,000	8,717
PT Trada Maritime Tbk[b]	72,000	10,738
PT Wijaya Karya (Persero) Tbk	39,000	9,627

		322,613
MALAYSIA — 5.34%
Aeon Credit Service M Bhd	1,660	7,857
Affin Holdings Bhd	3,400	3,956
CapitaMalls Malaysia Trust Bhd	11,600	7,168
Carlsberg Brewery Malaysia Bhd	1,600	7,857
Dialog Group Bhd	17,800	13,866
DRB-Hicom Bhd	9,200	7,590
Hai-O Enterprise Bhd	9,200	6,925
HAP Seng Consolidated Bhd	11,600	6,481
Hartalega Holdings Bhd	4,200	7,234
IGB Corp. Bhd	8,800	6,826
IJM Land Bhd	8,000	6,784
IJM Plantations Bhd	5,400	5,271
Kian Joo Can Factory Bhd	7,200	5,632
Kinsteel Bhd[b]	46,400	4,499
KLCC Property Holdings Bhd	5,200	12,391
KNM Group Bhd[b]	28,200	3,986
Kossan Rubber Industries Bhd	5,800	7,511
KPJ Healthcare Bhd	6,000	11,970

Security	Shares	Value

Malaysia Building Society Bhd	8,200	$7,412
Malaysian Airline System Bhd[b]	18,000	4,023
Malaysian Resources Corp. Bhd	25,200	11,679
Media Prima Bhd	10,200	8,012
Multi-Purpose Holdings Bhd	9,800	11,338
Naim Holdings Bhd	10,200	8,381
OSK Holdings Bhd	13,000	6,836
Pavilion Real Estate Investment Trust Bhd	15,400	8,099
POS Malaysia Bhd	6,000	8,578
QL Resources Bhd	5,800	5,700
Sarawak Oil Palms Bhd	2,800	5,181
Scomi Group Bhd[b]	32,200	3,545
Sunway Bhd	8,800	8,388
Sunway Real Estate Investment Trust Bhd	20,000	10,518
Supermax Corp. Bhd	9,400	6,148
TA Enterprise Bhd	35,800	5,942
TAN Chong Motor Holdings Bhd	4,200	7,496
TIME dotCom Bhd	6,000	7,829
Top Glove Corp. Bhd	4,200	8,724
TSH Resources Bhd	7,800	5,512
Uchi Technologies Bhd	16,600	6,711
United Malacca Bhd	2,600	6,238
Wah Seong Corp. Bhd	10,494	5,622
WCT Bhd	14,875	11,734

		313,450
PHILIPPINES — 2.33%
Belle Corp.[b]	56,000	8,816
Cebu Air Inc.	4,300	8,509
Filinvest Land Inc.	198,000	9,813
First Gen Corp.[b]	13,600	7,451
First Philippine Holdings Corp.	1,440	3,744
Lopez Holdings Corp.	50,000	8,491
Manila Water Co. Inc.	9,400	9,124
Megaworld Corp.	116,000	11,696
Nickel Asia Corp.	15,400	8,718
Philex Petroleum Corp.[b]	8,000	5,228
Philippine National Bank[b]	3,652	10,204
PhilWeb Corp.	15,000	5,175
Puregold Price Club Inc.	11,486	11,134
Robinsons Land Corp.	18,200	11,364
Security Bank Corp.	1,600	7,666
Vista Land & Lifescapes Inc.	60,000	9,577

		136,710
SINGAPORE — 9.46%
AIMS AMP Capital Industrial REIT	8,000	11,822
ARA Asset Management Ltd.[a]	6,600	10,155
Ascendas India Trust	10,000	6,658
Ascott Residence Trust	6,000	6,844
Asiasons Capital Ltd.[b]	12,000	9,158
Biosensors International Group Ltd.[b]	8,000	7,794
Boustead Singapore Ltd.	8,000	8,834
Cache Logistics Trust	10,000	11,489
Cambridge Industrial Trust	20,000	13,884
CapitaRetail China Trust	6,000	8,208
CDL Hospitality Trusts	8,000	12,991
COSCO Corp. (Singapore) Ltd.	8,000	5,683
CSE Global Ltd.[a]	10,000	6,861
Ezion Holdings Ltd.[a]	10,000	16,563
Ezra Holdings Ltd.[b]	8,000	6,203

131

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

First REIT	10,000	$11,651
First Resources Ltd.	4,000	5,618
Frasers Centrepoint Trust	6,000	10,961
Frasers Commercial Trust	10,000	12,666
GMG Global Ltd.	62,000	5,789
Hyflux Ltd.	6,000	6,674
Indofood Agri Resources Ltd.[a]	6,000	5,188
K-Green Trust	10,000	8,444
Keppel REIT Management Ltd.	8,000	9,808
LionGold Corp. Ltd.[a,b]	8,000	7,437
Lippo Malls Indonesia Retail Trust	22,000	9,378
M1 Ltd.	4,000	10,977
Mapletree Commercial Trust	10,000	11,895
Mapletree Industrial Trust	12,000	15,297
Mapletree Logistics Trust	12,000	12,763
Midas Holdings Ltd.	22,000	8,842
Neptune Orient Lines Ltd.[a,b]	10,000	8,891
OSIM International Ltd.[a]	2,000	3,240
Overseas Union Enterprise Ltd.	4,000	10,100
Parkway Life REIT	4,000	8,671
Perennial China Retail Trust	16,000	8,314
Raffles Education Corp. Ltd.[b]	26,200	6,807
Raffles Medical Group Ltd.	4,000	11,107
Sabana Shari’ah Compliant Industrial REIT	10,000	11,083
SATS Ltd.	8,000	20,460
Singapore Post Ltd.	14,000	14,663
SMRT Corp. Ltd.[a]	4,000	4,807
Sound Global Ltd.[a]	14,000	6,365
Stamford Land Corp. Ltd.	14,000	6,763
Starhill Global REIT	16,000	12,536
STX OSV Holdings Ltd.	6,000	5,018
Suntec REIT	18,000	28,425
Super Group Ltd.	4,000	12,763
Tat Hong Holdings Ltd.	4,000	4,839
Tiger Airways Holdings Ltd.[a,b]	14,400	7,716
United Engineers Ltd.	4,000	10,198
Venture Corp. Ltd.	4,000	27,021
Wheelock Properties Ltd.	2,000	3,183
Wing Tai Holdings Ltd.	6,000	10,620
Yanlord Land Group Ltd.[b]	8,000	9,158
Yoma Strategic Holdings Ltd.	10,000	6,577

		555,860
SOUTH KOREA — 16.86%
3S Korea Co. Ltd.[a,b]	524	3,445
Able C&C Co. Ltd.	112	6,112
Agabang & Co.	498	2,808
Asiana Airlines Inc.[b]	1,280	6,079
Binggrae Co. Ltd.	80	9,952
Capro Corp.	480	4,446
Chong Kun Dang Pharm Corp.	180	10,019
CJ CGV Co. Ltd.	260	13,292
CJ E&M Corp.[b]	246	8,309
CJ O Shopping Co. Ltd.	40	11,888
CNK International Co. Ltd.[b]	1,074	4,520
Com2uS Corp.[b]	100	4,649
Cosmax Inc.	180	9,055
Daeduck Electronics Co.	660	7,281
Daesang Corp.	240	9,262
Daishin Securities Co. Ltd.	840	7,124
Daou Technology Inc.	520	9,467
Daum Communications Corp.	150	12,258

Security	Shares	Value

Dong-A Pharmaceutical Co. Ltd.	16	$1,816
Dong-A ST Co. Ltd.[b]	27	3,653
Dongsuh Companies Inc.	432	10,748
Dongwon Industries Co. Ltd.	16	5,506
Dongyang Mechatronics Corp.	540	5,688
Doosan Engine Co. Ltd.[b]	680	5,329
Duksan Hi-Metal Co. Ltd.[a,b]	314	7,784
EG Corp.	116	2,944
EO Technics Co. Ltd.	204	7,308
Eugene Technology Co. Ltd.	442	9,111
Fila Korea Ltd.	128	8,287
Foosung Co. Ltd.[b]	1,100	4,520
Gamevil Inc.[b]	70	6,674
GemVax & Kael Co. Ltd.[b]	280	9,610
Grand Korea Leisure Co. Ltd.	400	12,422
Green Cross Corp.	64	8,775
Green Cross Holdings Corp.	520	8,074
GS Home Shopping Inc.	32	6,613
Halla Climate Control Corp.	380	10,265
Hana Tour Service Inc.	160	10,315
Hanall Biopharma Co. Ltd.[b]	600	4,190
Handsome Co. Ltd.	260	7,779
Hanil E-Wha Co. Ltd.	760	9,178
Hanjin Heavy Industries & Construction Co. Ltd.[b]	680	4,921
Hanjin Shipping Co. Ltd.[b]	1,140	8,530
Hanmi Pharm Co. Ltd.[b]	88	12,985
Hansol Paper Co.	780	10,411
Hotel Shilla Co. Ltd.	424	22,407
Huchems Fine Chemical Corp.	340	7,101
Hyundai Corp.	320	7,526
Hyundai Greenfood Co. Ltd.	580	9,348
Hyundai Home Shopping Network Corp.	60	8,281
ICD Co. Ltd.[b]	440	5,613
Ilyang Pharmaceutical Co. Ltd.[b]	280	9,407
iMarketKorea Inc.	280	6,712
Interflex Co. Ltd.[b]	100	4,213
ISU Chemical Co. Ltd.	320	5,666
JCEntertainment Corp.	186	2,702
Jeonbuk Bank	1,620	8,900
Jusung Engineering Co. Ltd.[b]	1,212	6,933
KEPCO Plant Service & Engineering Co. Ltd.	160	8,267
KIWOOM Securities Co. Ltd.	172	10,542
Koh Young Technology Inc.	120	3,732
Kolon Industries Inc.	208	9,632
Komipharm International Co. Ltd.[b]	726	5,465
Korea Kolmar Co. Ltd.[b]	220	6,542
Korea Petrochemical Ind Co. Ltd.[b]	89	3,451
Korean Reinsurance Co.	980	9,610
KT Skylife Co. Ltd.	280	10,818
Kumho Tire Co. Inc.[b]	740	7,962
Kyobo Securities Co. Ltd.	1,680	7,673
LG Fashion Corp.	260	7,448
LG Hausys Ltd.	106	9,481
LG International Corp.	380	12,249
LG Life Sciences Ltd.[b]	180	8,973
LIG Insurance Co. Ltd.	500	10,283
Lock & Lock Co. Ltd.	280	7,182
Lotte Chilsung Beverage Co. Ltd.	8	12,487
Lotte Samkang Co. Ltd.	14	11,187
Lumens Co. Ltd.[b]	998	8,446
Medipost Co. Ltd.[b]	84	6,415
Medy-Tox Inc.	94	10,294
MegaStudy Co. Ltd.	52	3,541

132

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Melfas Inc.	172	$2,882
Meritz Fire & Marine Insurance Co. Ltd.	620	6,728
Namhae Chemical Corp.	740	4,791
Namyang Dairy Products Co. Ltd.	10	10,578
Neowiz Games Corp.[b]	264	4,171
NEPES Corp.	402	6,716
Nexen Tire Corp.	460	6,015
NongShim Co. Ltd.	42	12,795
OCI Materials Co. Ltd.	148	4,274
Osstem Implant Co. Ltd.[b]	270	7,649
Paradise Co. Ltd.	496	10,291
Partron Co. Ltd.	523	11,065
Pharmicell Co. Ltd.[b]	960	3,866
Poongsan Corp.	260	6,292
POSCO Chemtech Co. Ltd.	46	5,125
POSCO ICT Co. Ltd.	988	6,728
S&T Dynamics Co. Ltd.	560	6,687
Samchully Co. Ltd.	34	4,075
Samsung Fine Chemicals Co. Ltd.	234	11,346
Sapphire Technology Co. Ltd.[b]	154	4,901
SeAH Besteel Corp.	200	5,475
Seegene Inc.[b]	130	7,755
Seoul Semiconductor Co. Ltd.	412	11,148
SFA Engineering Corp.	142	8,252
Silicon Works Co. Ltd.	232	4,793
SK Broadband Co. Ltd.[b]	2,154	10,229
SK Chemicals Co. Ltd.	176	7,471
SK Securities Co. Ltd.	5,420	4,818
SKC Co. Ltd.	260	7,838
SL Corp.	400	5,321
SM Entertainment Co.[b]	166	6,383
Soulbrain Co. Ltd.	74	3,088
STS Semiconductor & Telecommunications Co. Ltd.[b]	492	2,524
STX Corp. Co. Ltd.	820	2,431
STX Engine Co. Ltd.[b]	760	3,226
STX Offshore & Shipbuilding Co. Ltd.[b]	720	2,782
STX Pan Ocean Co. Ltd.[b]	1,840	5,647
Sung Kwang Bend Co. Ltd.	284	6,099
Sungwoo Hitech Co. Ltd.[a]	504	7,002
Suprema Inc.[b]	392	7,884
Taewoong Co. Ltd.[b]	306	7,196
Taihan Electric Wire Co. Ltd.[b]	1,540	3,608
Tera Resource Co. Ltd.[b]	3,848	3,546
TK Corp.[b]	246	4,914
TONGYANG Life Insurance Co.	680	6,094
TONGYANG Securities Inc.	1,760	6,305
ViroMed Co. Ltd.[b]	232	8,637
WeMade Entertainment Co. Ltd.[b]	120	6,167
Wonik IPS Co. Ltd.[b]	1,182	6,880
Woongjin Chemical Co. Ltd.[b]	9,520	7,685
Woongjin Thinkbig Co. Ltd.[b]	740	6,148
YG Entertainment Inc.	112	7,302
Youngone Corp.	280	11,187
Youngone Holdings Co. Ltd.	112	7,993

		990,694
TAIWAN — 18.97%
A-DATA Technology Co. Ltd.	6,000	11,873
Ability Enterprise Co. Ltd.	8,000	7,319
AcBel Polytech Inc.	10,000	8,759
ALI Corp.	6,000	6,414
Alpha Networks Inc.	10,000	6,506

Security	Shares	Value

Altek Corp.	12,000	$7,726
Ambassador Hotel Ltd. (The)	6,000	5,835
AmTRAN Technology Co. Ltd.	10,000	8,183
Apex Biotechnology Corp.	2,100	5,742
Ardentec Corp.	10,000	6,760
Asia Polymer Corp.	4,600	3,468
BES Engineering Corp.	26,000	7,374
Career Technology (MFG.) Co. Ltd.	6,000	7,278
CHC Resources Corp.	4,000	7,427
Cheng Loong Corp.	18,000	8,051
Chin-Poon Industrial Co. Ltd.	6,000	7,817
China Bills Finance Corp.	18,000	7,136
China Manmade Fibers Corp.[b]	18,000	7,167
China Metal Products Co. Ltd.	10,000	13,249
China Steel Chemical Corp.	2,000	9,725
China Synthetic Rubber Corp.	8,000	8,620
Chipbond Technology Corp.	6,000	15,248
Chong Hong Construction Co.	2,000	6,912
Chroma ATE Inc.	4,000	8,580
Chung Hsin Electric & Machinery Manufacturing Corp.	12,000	6,872
Chung Hung Steel Corp.[b]	26,000	7,242
CMC Magnetics Corp.[b]	38,000	6,824
Compal Communications Inc.[b]	6,000	7,756
Compeq Manufacturing Co. Ltd.	16,000	5,964
Coretronic Corp.	8,000	6,357
CSBC Corp.	10,000	6,574
CyberTAN Technology Inc.	10,000	7,455
D-Link Corp.	10,000	5,845
Depo Auto Parts Ind Co. Ltd.	2,000	5,354
Dynapack International Technology Corp.	2,000	6,946
E-LIFE MALL Corp.	2,000	4,954
Eclat Textile Co. Ltd.	2,355	14,204
Elan Microelectronics Corp.	4,000	10,640
ENG Electric Co. Ltd.	6,000	5,937
Evergreen International Storage & Transport Corp.	12,000	7,827
Far Eastern International Bank Ltd.	18,480	7,546
Faraday Technology Corp.	6,000	6,668
Feng Tay Enterprise Co. Ltd.	4,000	6,594
FLEXium Interconnect Inc.	2,244	7,421
Forhouse Corp.	12,000	5,855
Formosa Epitaxy Inc.[b]	10,000	7,116
Formosan Rubber Group Inc.	10,000	8,048
G Tech Optoelectronics Corp.	2,000	4,371
Gemtek Technology Corp.	6,000	7,868
Genesis Photonics Inc.[b]	8,000	5,530
Gigabyte Technology Co. Ltd.	8,000	7,617
Gigastorage Corp.	8,000	6,072
Gintech Energy Corp.[b]	8,000	7,821
Global Unichip Corp.	2,000	6,079
Gloria Material Technology Corp.	8,000	6,194
Goldsun Development & Construction Co. Ltd.	20,000	7,963
Grand Pacific Petrochemical Corp.	14,000	7,139
Great Taipei Gas Co. Ltd.	10,000	7,404
Great Wall Enterprise Co. Ltd.	8,000	6,709
HannStar Display Corp.[b]	36,500	9,956
HannsTouch Solution Inc.[b]	16,000	5,167
Hey Song Corp.	6,000	7,939
Ho Tung Chemical Corp.[b]	12,720	6,228
Holy Stone Enterprise Co. Ltd.	8,000	7,522
Huaku Development Co. Ltd.	4,000	11,494
Ichia Technologies Inc.[b]	12,000	6,465
ICP Electronics Inc.	4,600	5,939
Infortrend Technology Inc.	10,000	5,218

133

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Integrated Memory Logic Ltd.[b]	2,000	$5,679
International Games System Co. Ltd.	2,000	5,571
ITEQ Corp.	6,000	6,760
Jih Sun Financial Holdings Co. Ltd.	24,000	7,181
Kenda Rubber Industrial Co. Ltd.	6,000	11,954
Kerry TJ Logistics Co. Ltd.	6,000	8,031
King Yuan Electronics Co. Ltd.	14,000	9,962
King’s Town Bank[b]	10,000	9,149
Kinpo Electronics Inc.	28,000	6,651
Lien Hwa Industrial Corp.	10,000	6,896
Makalot Industrial Co. Ltd.	2,000	8,471
Masterlink Securities Corp.	22,000	6,866
Medigen Biotechnology Corp.[b]	330	1,862
Mercuries & Associates Ltd.	8,000	6,289
Micro-Star International Co. Ltd.	14,000	6,546
Microbio Co. Ltd.	6,000	6,872
MIN AIK Technology Co. Ltd.	2,000	5,659
MiTAC International Corp.	20,000	7,082
National Petroleum Co. Ltd.	6,000	5,845
Neo Solar Power Corp.[b]	12,000	8,295
Nien Hsing Textile Co. Ltd.	10,000	7,861
Pan-International Industrial Corp.[b]	8,000	6,316
Pixart Imaging Inc.	2,000	4,364
President Securities Corp.[b]	12,000	7,217
Prince Housing & Development Corp.	10,500	7,507
Qisda Corp.[b]	30,000	7,329
Rechi Precision Co. Ltd.	8,000	7,983
Ritek Corp.[b]	46,000	6,126
Sanyang Industry Co. Ltd.[b]	10,000	9,860
Senao International Co. Ltd.	2,000	6,262
Sheng Yu Steel Co. Ltd.	10,000	5,879
Shih Wei Navigation Co. Ltd.	8,323	6,106
Shihlin Electric & Engineering Corp.	6,000	7,228
Shin Zu Shing Co. Ltd.	2,000	5,117
Shinkong Synthetic Fibers Corp.	20,000	6,275
Silicon Integrated Systems Corp.[b]	18,000	5,965
Silitech Technology Corp.	4,040	7,447
Sincere Navigation Corp.	8,000	7,468
Sino-American Silicon Products Inc.	8,000	11,046
Solar Applied Materials Technology Corp.	6,000	6,719
Ta Chen Stainless Pipe Co. Ltd.	14,000	6,926
Ta Chong Bank Ltd.[b]	20,000	6,980
Taichung Commercial Bank Co. Ltd.	8,710	3,158
Tainan Spinning Co. Ltd.	14,000	6,879
Taiwan Cogeneration Corp.	10,000	6,692
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	11,114
Taiwan Land Development Corp.[b]	16,492	6,566
Taiwan Paiho Ltd.	12,000	8,458
Taiwan Secom Co. Ltd.	4,000	9,705
Taiwan Surface Mounting Technology Co. Ltd.	4,000	6,682
Taiwan TEA Corp.	12,000	7,319
Taiwan-Sogo Shinkong Security Corp.	6,000	7,594
Tatung Co. Ltd.[b]	22,000	5,554
Test-Rite International Co. Ltd.	10,000	7,556
Ton Yi Industrial Corp.	12,000	8,885
Tong Hsing Electronic Industries Ltd.	2,000	8,810
Tong Yang Industry Co. Ltd.	8,000	8,363
TTY Biopharm Co. Ltd.	2,000	6,628
TXC Corp.	4,000	6,235
Union Bank of Taiwan[b]	8,120	3,095
Unitech Printed Circuit Board Corp.	20,000	6,519
Unity Opto Technology Co. Ltd.[b]	8,000	7,522
Universal Cement Corp.	14,000	8,610

Security	Shares	Value

UPC Technology Corp.	12,000	$6,282
USI Corp.	10,000	7,014
Vanguard International Semiconductor Corp.	12,000	13,073
Visual Photonics Epitaxy Co. Ltd.	6,000	7,258
Wah Lee Industrial Corp.	6,000	9,047
Waterland Financial Holdings Co. Ltd.	26,000	9,162
Wei Chuan Foods Corp.	6,000	9,352
Weikeng Industrial Co. Ltd.	10,000	7,065
Win Semiconductors Corp.	6,000	7,126
Winbond Electronics Corp.[b]	42,000	11,670
Wisdom Marine Lines Co. Ltd.	2,600	3,498
Wistron NeWeb Corp.	4,000	6,499
WT Microelectronics Co. Ltd.	6,000	7,156
Yageo Corp.[b]	26,000	8,229
YC INOX Co. Ltd.	12,000	6,526
Yem Chio Co. Ltd.	14,432	9,829
YFY Inc.	16,000	7,834
Yieh Phui Enterprise Co. Ltd.	20,200	5,619
YungShin Global Holding Corp.	2,000	2,792
Yungtay Engineering Co. Ltd.	4,000	9,555
Zinwell Corp.	8,000	6,682

		1,114,677
THAILAND — 5.05%
Amata Corp. PCL NVDR	11,000	8,620
Asian Property Development PCL NVDR	23,400	7,494
Bangkok Chain Hospital PCL NVDR	20,800	8,575
Bangkok Expressway PCL NVDR	6,800	9,267
Bangkok Land PCL NVDR	120,000	8,423
Bangkok Life Assurance PCL NVDR	4,400	11,356
BTS Group Holdings PCL NVDR	34,000	10,484
Bumrungrad Hospital PCL NVDR	4,600	12,891
Cal-Comp Electronics (Thailand) PCL NVDR	68,800	8,439
Central Plaza Hotel PCL NVDR	5,600	7,107
Delta Electronics (Thailand) PCL NVDR	8,000	10,358
Dynasty Ceramic PCL NVDR	3,800	8,060
Esso (Thailand) PCL NVDR	18,000	5,918
Hana Microelectronics PCL NVDR	9,400	7,943
Hemaraj Land and Development PCL NVDR	63,200	9,259
Italian-Thai Development PCL NVDR[b]	26,200	7,499
Jasmine International PCL NVDR	52,000	14,617
Khon Kaen Sugar Industry PCL NVDR	15,400	6,559
Kiatnakin Bank PCL NVDR	4,600	11,049
LPN Development PCL NVDR	11,200	9,120
Major Cineplex Group PCL NVDR	11,000	8,320
Pruksa Real Estate PCL NVDR	11,200	11,162
Quality Houses PCL NVDR	105,200	15,126
Sino-Thai Engineering & Construction PCL NVDR	14,400	13,738
Sri Trang Agro-Industry PCL NVDR	5,600	2,977
Supalai PCL NVDR	10,400	7,264
Thai Airways International PCL NVDR	9,200	9,247
Thai Tap Water Supply PCL NVDR	25,200	9,015
Thai Vegetable Oil PCL NVDR	7,400	5,799
Thanachart Capital PCL NVDR	7,000	11,388
Thoresen Thai Agencies PCL NVDR[b]	17,040	10,392
TISCO Financial Group PCL NVDR	4,800	8,995

		296,461

TOTAL COMMON STOCKS
(Cost: $5,477,723)		5,856,985

134

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

RIGHTS — 0.01%
SOUTH KOREA — 0.00%
Green Cross Corp.[b]	5	$143

		143
THAILAND — 0.01%
TISCO Financial Group PCL NVDR[b]	480	507

		507

TOTAL RIGHTS
(Cost: $0)		650
WARRANTS — 0.01%
MALAYSIA — 0.01%
Hartalega Holdings Bhd (Expires 05/29/15)[b]	540	266

		266

TOTAL WARRANTS
(Cost: $0)		266

SHORT-TERM INVESTMENTS — 5.25%

MONEY MARKET FUNDS — 5.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	283,840	283,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	19,724	19,724
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	4,917	4,917

		308,481

TOTAL SHORT-TERM INVESTMENTS
(Cost: $308,481)		308,481

TOTAL INVESTMENTS IN SECURITIES — 104.97%
(Cost: $5,786,204)		6,166,382
Other Assets, Less Liabilities — (4.97)%		(291,845)

NET ASSETS — 100.00%		$5,874,537

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

135

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.67%

CHINA — 5.59%
GCL-Poly Energy Holdings Ltd.[a]	48,000	$9,711
Kingboard Chemical Holdings Co. Ltd.	4,500	12,235
Lenovo Group Ltd.	36,000	32,889
Tencent Holdings Ltd.	5,400	185,228

		240,063
HONG KONG — 0.29%
ASM Pacific Technology Ltd.	1,200	12,370

		12,370
INDIA — 4.69%
HCL Technologies Ltd.	526	7,043
Infosys Ltd.	2,382	98,837
Satyam Computer Services Ltd.[b]	4,656	9,532
Tata Consultancy Services Ltd.	2,601	66,547
Wipro Ltd.	2,994	19,359

		201,318
JAPAN — 33.60%
Advantest Corp.	900	13,471
Brother Industries Ltd.	1,200	13,723
Canon Inc.	6,000	215,276
Citizen Holdings Co. Ltd.	1,800	10,625
Dena Co. Ltd.	600	17,117
FUJIFILM Holdings Corp.	2,400	49,227
Fujitsu Ltd.	9,000	37,789
Gree Inc.	600	7,693
Hamamatsu Photonics K.K.	300	12,335
Hitachi Ltd.	24,000	153,249
Hoya Corp.	2,400	47,995
IBIDEN Co. Ltd.	900	15,753
Keyence Corp.	300	95,165
Konami Corp.	600	13,687
Konica Minolta Holdings Inc.	3,000	21,220
Kyocera Corp.	900	91,561
Murata Manufacturing Co. Ltd.	1,200	97,690
NEC Corp.	15,000	38,959
Nexon Co. Ltd.	900	10,921
Nintendo Co. Ltd.	600	66,523
Nippon Electric Glass Co. Ltd.	3,000	15,276
Nomura Research Institute Ltd.	600	18,078
NTT Data Corp.	6	18,971
Omron Corp.	1,200	37,881
Oracle Corp. Japan	300	12,858
Ricoh Co. Ltd.	3,000	33,446
Rohm Co. Ltd.	600	21,158
Sumco Corp.	300	3,151
TDK Corp.	600	21,928
Tokyo Electron Ltd.	900	46,104
Toshiba Corp.	21,000	115,768
Trend Micro Inc.	600	16,816
Yahoo! Japan Corp.	78	39,036
Yokogawa Electric Corp.	1,200	12,196

		1,442,646

Security	Shares	Value

SOUTH KOREA — 24.53%
LG Display Co. Ltd.[b]	1,290	$35,082
NCsoft Corp.	87	13,114
NHN Corp.	222	59,668
Samsung Electro-Mechanics Co. Ltd.	330	29,515
Samsung Electronics Co. Ltd.	585	807,409
Samsung SDI Co. Ltd.	183	21,352
SK C&C Co. Ltd.	117	9,816
SK Hynix Inc.[b]	2,850	77,377

		1,053,333
TAIWAN — 28.97%
Acer Inc.[b]	15,000	12,122
Advanced Semiconductor Engineering Inc.	36,000	31,045
Advantech Co. Ltd.	3,000	14,333
ASUSTeK Computer Inc.	3,000	34,918
AU Optronics Corp.[b]	45,000	20,661
Catcher Technology Co. Ltd.	3,000	15,197
Chicony Electronics Co. Ltd.	6,000	17,606
Compal Electronics Inc.	24,000	15,533
Delta Electronics Inc.	9,000	43,152
E Ink Holdings Inc.	9,000	6,679
Epistar Corp.	6,000	10,572
Foxconn Technology Co. Ltd.	3,000	7,919
Hon Hai Precision Industry Co. Ltd.	54,000	139,428
HTC Corp.	3,000	30,598
Innolux Corp.[b]	36,428	22,774
Inventec Corp.	30,000	11,995
Lite-On Technology Corp.	12,000	21,591
Macronix International Co. Ltd.	18,000	4,904
MediaTek Inc.	6,000	73,191
Novatek Microelectronics Corp. Ltd.	3,000	14,638
Pegatron Corp.[b]	9,000	14,730
Powertech Technology Inc.	6,000	10,735
Quanta Computer Inc.	15,000	31,004
Radiant Opto-Electronics Corp.	3,000	12,198
Realtek Semiconductor Corp.	6,000	17,281
Siliconware Precision Industries Co. Ltd.	18,000	21,347
Simplo Technology Co. Ltd.	3,000	12,758
Synnex Technology International Corp.	6,000	10,145
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	489,767
Tripod Technology Corp.	3,000	6,811
Unimicron Technology Corp.	9,000	9,484
United Microelectronics Corp.	75,000	28,590
Wistron Corp.	12,000	12,178
WPG Holdings Co. Ltd.	9,000	10,841
Zhen Ding Technology Holding Ltd.	3,000	7,329

		1,244,054

TOTAL COMMON STOCKS
(Cost: $3,961,051)		4,193,784

136

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

April 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 2.05%
SOUTH KOREA — 2.05%
Samsung Electronics Co. Ltd.	111	$87,788

		87,788

TOTAL PREFERRED STOCKS
(Cost: $80,811)		87,788

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	11,220	11,220
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	780	780
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,253	2,253

		14,253

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,253)		14,253

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $4,056,115)		4,295,825
Other Assets, Less Liabilities — (0.05)%		(2,051)

NET ASSETS — 100.00%		$4,293,774

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

137

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.49%

AUSTRALIA — 9.12%
AGL Energy Ltd.	1,933,440	$31,851,199
ALS Ltd.	1,202,700	12,222,447
Alumina Ltd.[a]	8,687,940	8,702,866
Amcor Ltd.	4,197,480	43,092,638
AMP Ltd.	10,285,080	57,652,691
APA Group	2,863,680	19,351,901
Asciano Ltd.	3,302,580	18,512,508
ASX Ltd.	604,200	23,588,602
Aurizon Holdings Ltd.	6,250,620	26,927,085
Australia and New Zealand Banking Group Ltd.	9,511,020	314,353,505
Bendigo and Adelaide Bank Ltd.	1,303,020	14,959,751
BGP Holdings PLC[a,b]	33,026,812	435
BHP Billiton Ltd.	11,267,760	382,475,387
Boral Ltd.	2,640,240	13,703,502
Brambles Ltd.	5,450,340	49,335,352
Caltex Australia Ltd.	483,360	10,807,732
CFS Retail Property Trust Group	6,675,840	15,245,678
Coca-Cola Amatil Ltd.	2,022,360	31,783,557
Cochlear Ltd.	202,920	13,898,096
Commonwealth Bank of Australia	5,633,880	429,553,780
Computershare Ltd.	1,583,460	16,322,042
Crown Ltd.	1,432,980	19,188,808
CSL Ltd.	1,759,020	114,961,825
Dexus Property Group	15,630,540	18,740,196
Echo Entertainment Group Ltd.	2,650,500	9,959,890
Federation Centres	4,501,860	12,150,202
Flight Centre Ltd.[c]	177,840	7,046,440
Fortescue Metals Group Ltd.	4,917,960	17,867,804
Goodman Group	5,855,040	31,665,456
GPT Group	5,197,260	22,119,558
Harvey Norman Holdings Ltd.	2,055,420	6,400,884
Iluka Resources Ltd.	1,478,580	13,736,814
Incitec Pivot Ltd.	5,768,400	17,304,990
Insurance Australia Group Ltd.	7,332,480	44,298,806
James Hardie Industries SE	1,525,320	16,055,250
Leighton Holdings Ltd.	542,640	11,260,113
Lend Lease Group	1,855,920	20,768,071
Macquarie Group Ltd.	1,152,540	46,886,674
Metcash Ltd.	3,089,400	13,116,429
Mirvac Group	11,637,120	21,381,439
National Australia Bank Ltd.	8,122,500	286,672,999
Newcrest Mining Ltd.	2,686,980	46,886,768
Orica Ltd.	1,300,740	30,852,819
Origin Energy Ltd.	3,844,080	49,161,064
OZ Minerals Ltd.	1,088,700	4,859,536
Qantas Airways Ltd.[a]	4,098,300	8,083,054
QBE Insurance Group Ltd.	4,191,780	58,176,560
Ramsay Health Care Ltd.	484,500	16,088,893
Rio Tinto Ltd.	1,527,600	88,483,441
Santos Ltd.	3,367,560	43,171,829
Sims Metal Management Ltd.	588,240	5,898,612
Sonic Healthcare Ltd.	1,331,520	18,327,759
SP AusNet	6,287,100	8,190,535
Stockland Corp. Ltd.	7,842,060	31,503,534
Suncorp Group Ltd.	4,532,640	61,072,271
Sydney Airport	909,720	3,267,398

Security	Shares	Value

Tabcorp Holdings Ltd.	2,495,460	$8,936,920
Tatts Group Ltd.	4,694,520	15,935,185
Telstra Corp. Ltd.	15,472,080	79,982,725
Toll Holdings Ltd.	2,327,880	13,773,795
Transurban Group	4,582,800	32,443,928
Treasury Wine Estates Ltd.	2,256,060	13,676,710
Wesfarmers Ltd.	3,532,860	159,050,120
Westfield Group	7,573,020	91,582,645
Westfield Retail Trust	10,095,840	34,583,947
Westpac Banking Corp.	10,784,400	378,382,324
Whitehaven Coal Ltd.[c]	1,611,960	3,262,925
Woodside Petroleum Ltd.	2,314,200	90,228,684
Woolworths Ltd.	4,332,000	163,729,630
WorleyParsons Ltd.	722,760	17,083,439

		3,862,600,452
AUSTRIA — 0.27%
Andritz AG	251,940	16,435,166
Erste Group Bank AGa	763,800	23,966,460
IMMOEAST AG Escrow[a,b]	1,571,072	21
IMMOFINANZ AGa	3,202,260	13,108,876
IMMOFINANZ AG Escrow[a,b]	1,157,632	15
OMV AG	515,280	24,235,643
Raiffeisen International Bank Holding AG	177,840	6,282,471
Telekom Austria AG	873,240	5,993,563
Verbund AGc	254,220	5,572,097
Vienna Insurance Group AG	152,760	8,104,289
Voestalpine AG	379,620	11,864,141

		115,562,742
BELGIUM — 1.15%
Ageas	819,660	30,063,403
Anheuser-Busch InBev NV	2,816,940	268,325,981
Belgacom SA	542,640	12,519,793
Colruyt SA	265,620	13,421,165
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	363,660	22,826,588
Groupe Bruxelles Lambert SA	283,860	22,005,376
KBC Groep NV	835,620	32,830,112
Solvay SA	212,040	31,114,315
Telenet Group Holding NV	202,920	10,967,383
UCB SA	392,160	23,204,030
Umicore SA	401,280	18,596,025

		485,874,171
DENMARK — 1.13%
A.P. Moeller-Maersk A/S Class A	1,326	9,074,563
A.P. Moeller-Maersk A/S Class B	5,255	37,431,171
Carlsberg A/S Class B	375,060	34,853,364
Coloplast A/S Class B	403,560	21,980,120
Danske Bank A/Sa	2,292,540	43,378,240
DSV A/S	642,960	16,202,053
Novo Nordisk A/S Class B	1,431,840	251,428,770
Novozymes A/S Class B	869,820	30,070,966
TDC A/S	2,310,780	18,764,272
TrygVesta A/S	85,500	7,411,577
William Demant Holding A/Sa	94,620	7,579,706

		478,174,802

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

FINLAND — 0.75%
Elisa OYJ	506,160	$9,609,429
Fortum OYJ	1,553,820	28,905,135
Kesko OYJ Class B	220,020	6,613,697
Kone OYJ Class B	539,220	47,666,367
Metso OYJ	450,300	18,516,743
Neste Oil OYJ	457,140	7,129,864
Nokia OYJ[c]	13,153,320	44,116,370
Nokian Renkaat OYJ	403,560	17,515,205
Orion OYJ Class B	348,840	10,026,054
Pohjola Bank PLC Class A	498,180	8,485,864
Sampo OYJ Class A	1,460,340	58,336,973
Stora Enso OYJ Class R	1,916,340	13,327,304
UPM-Kymmene OYJ	1,833,120	19,189,280
Wartsila OYJ Abp	580,260	28,512,106

		317,950,391
FRANCE — 9.22%
Accor SA	518,700	17,164,741
Aeroports de Paris	100,320	9,090,361
ALSTOM	739,860	30,394,449
ArcelorMittal	3,527,160	43,209,739
Arkema SA	217,740	20,422,051
Atos SA	191,520	13,344,626
AXA SA	6,189,060	115,989,542
BNP Paribas SA	3,518,040	196,241,600
Bouygues SA	657,780	18,376,335
Bureau Veritas SA	190,380	23,355,275
Cap Gemini SA	534,660	24,618,489
Carrefour SA	2,112,420	62,662,839
Casino Guichard-Perrachon SA	196,080	21,216,073
Christian Dior SA	188,100	32,821,620
CNP Assurances SA	574,560	8,146,913
Compagnie de Saint-Gobain	1,395,360	56,026,327
Compagnie Generale de Geophysique-Veritas[a]	560,880	12,160,491
Compagnie Generale des Etablissements Michelin Class B	640,680	54,168,859
Credit Agricole SAa	3,529,440	32,344,495
Danone SA	2,024,640	154,845,274
Dassault Systemes SA	218,880	26,721,716
Edenred SA	588,240	19,605,544
Electricite de France SA	849,300	19,001,603
Essilor International SA	709,080	79,873,691
Eurazeo	124,260	6,589,018
European Aeronautic Defence and Space Co. NV	1,600,560	84,628,717
Eutelsat Communications SA	462,840	16,728,863
Fonciere des Regions	90,060	7,171,602
France Telecom SA	6,512,820	69,756,755
GDF Suez	4,634,100	99,586,457
Gecina SA	71,820	8,645,916
Gemalto NV	284,358	23,258,651
Groupe Eurotunnel SA Registered	1,938,878	16,249,873
Icade	75,240	6,943,750
Iliad SA	80,940	18,525,085
Imerys SA	117,420	7,701,626
JCDecaux SAc	232,560	6,398,891
Klepierre	339,720	14,421,959
L’Air Liquide SA	1,096,680	138,976,370
L’Oreal SA	851,580	152,016,733
Lafarge SA	654,360	42,320,160
Lagardere SCA	414,960	15,438,693
Legrand SA	828,780	38,663,907

Security	Shares	Value

LVMH Moet Hennessy Louis Vuitton SA	888,060	$153,962,637
Natixis	3,279,780	14,399,129
Pernod Ricard SA	739,860	91,690,571
PPR SA	264,480	58,248,748
PSA Peugeot Citroen SAa,c	919,980	7,374,443
Publicis Groupe SA	617,880	43,027,867
Remy Cointreau SA	77,520	9,035,713
Renault SA	685,140	47,260,067
Rexel SA	476,520	10,494,818
Safran SA	798,000	39,232,190
Sanofi	4,174,680	458,034,489
Schneider Electric SA	1,837,680	140,279,991
SCOR SE	575,700	17,491,225
SES SA Class A FDR	1,080,720	33,782,518
Societe BIC SA	101,460	10,838,969
Societe Generale[a]	2,462,400	89,536,506
Sodexo	324,900	27,161,562
STMicroelectronics NV	2,293,680	19,961,347
Suez Environnement SA	989,520	14,226,482
Technip SA	355,680	38,217,681
Thales SA	320,340	13,928,652
Total SA	7,445,340	375,655,953
Unibail-Rodamco SE	322,852	84,491,159
Vallourec SA	363,660	17,497,507
Veolia Environnement	1,207,260	16,656,637
Vinci SA	1,603,980	77,312,980
Vivendi SA	4,632,960	105,059,245
Wendel	119,700	12,981,657
Zodiac Aerospace	115,140	14,446,864

		3,908,113,286
GERMANY — 7.64%
Adidas AG	730,740	76,398,239
Allianz SE Registered[c]	1,593,720	235,435,073
Axel Springer AGc	136,800	5,771,429
BASF SE	3,223,920	301,439,570
Bayer AG Registered	2,901,300	303,022,414
Bayerische Motoren Werke AG	1,178,760	108,863,128
Beiersdorf AG	360,240	32,642,661
Brenntag AG	177,840	30,351,404
Celesio AG	305,520	6,052,035
Commerzbank AGa,c	1,345,200	18,116,425
Continental AG	391,020	46,479,361
Daimler AG Registered	3,198,840	177,192,022
Deutsche Bank AG Registered	3,293,727	151,594,947
Deutsche Boerse AG	672,600	42,032,235
Deutsche Lufthansa AG Registered	832,200	16,655,081
Deutsche Post AG Registered	3,132,720	74,425,823
Deutsche Telekom AG Registered	9,876,960	116,961,687
E.ON SE	6,311,040	114,489,760
Fraport AG	121,980	7,297,942
Fresenius Medical Care AG & Co. KGaA	746,700	51,585,152
Fresenius SE & Co. KGaA	441,180	55,384,887
GEA Group AG	607,620	20,575,903
Hannover Rueckversicherung AG Registered	212,040	17,924,976
HeidelbergCement AG	490,200	35,332,117
Henkel AG & Co. KGaA	476,520	37,349,111
Hochtief AGa	109,440	7,603,858
Hugo Boss AG	84,360	9,827,421
Infineon Technologies AG	3,873,720	30,617,145
K+S AG Registered[c]	609,900	26,993,379
Kabel Deutschland Holding AG	311,220	29,612,255

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

Lanxess AG	292,980	$21,360,449
Linde AG	652,080	123,453,270
MAN SE	147,060	16,489,829
Merck KGaA	226,860	34,575,068
METRO AG	461,700	14,411,100
Muenchener Rueckversicherungs-Gesellschaft AG Registered	625,860	125,296,595
QIAGEN NVa	829,920	16,461,739
RWE AG	1,735,080	62,529,630
Salzgitter AGc	134,520	5,270,878
SAP AG	3,237,600	257,430,380
Siemens AG Registered	2,930,940	306,427,257
Suedzucker AG	279,300	11,271,495
ThyssenKrupp AGa	1,355,460	24,544,978
United Internet AG Registered	362,520	9,950,845
Volkswagen AG	106,020	20,631,055

		3,238,132,008
GREECE — 0.04%
Hellenic Telecommunications Organization SAa	800,000	6,961,153
OPAP SA	797,406	7,874,239

		14,835,392
HONG KONG — 3.04%
AIA Group Ltd.	41,724,000	185,216,581
ASM Pacific Technology Ltd.	684,000	7,051,001
Bank of East Asia Ltd. (The)	5,016,040	20,618,467
BOC Hong Kong (Holdings) Ltd.	11,970,000	41,182,254
Cathay Pacific Airways Ltd.[c]	3,420,000	6,010,979
Cheung Kong (Holdings) Ltd.	5,700,000	85,787,181
Cheung Kong Infrastructure Holdings Ltd.	1,140,000	8,270,237
CLP Holdings Ltd.	6,270,000	55,262,222
First Pacific Co. Ltd.[c]	6,840,000	9,465,969
Galaxy Entertainment Group Ltd.[a,c]	6,840,000	30,627,787
Hang Lung Properties Ltd.	7,980,000	31,053,785
Hang Seng Bank Ltd.[c]	2,622,000	43,854,290
Henderson Land Development Co. Ltd.	3,420,000	24,766,642
HKT Trust and HKT Ltd.	6,840,000	7,183,207
Hong Kong and China Gas Co. Ltd. (The)[c]	19,380,374	58,311,436
Hong Kong Exchanges and Clearing Ltd.	3,753,600	63,167,817
Hopewell Holdings Ltd.	1,140,000	4,406,876
Hutchison Whampoa Ltd.	7,980,000	86,683,246
Hysan Development Co. Ltd.	1,369,000	6,782,729
Kerry Properties Ltd.	2,282,000	10,321,135
Li & Fung Ltd.[c]	20,520,400	26,547,537
Link REIT (The)[c]	7,410,000	41,964,474
MGM China Holdings Ltd.	3,192,000	7,526,944
MTR Corp. Ltd.	5,700,000	23,503,337
New World Development Co. Ltd.	13,680,599	23,868,684
NWS Holdings Ltd.	5,116,000	9,136,891
Orient Overseas International Ltd.[c]	1,035,000	6,148,172
PCCW Ltd.	11,970,000	6,092,506
Power Assets Holdings Ltd.	5,130,000	50,106,177
Sands China Ltd.	8,208,000	43,046,362
Shangri-La Asia Ltd.[c]	4,990,666	9,646,160
Sino Land Co. Ltd.	9,120,000	14,995,129
SJM Holdings Ltd.	6,840,000	17,239,698
Sun Hung Kai Properties Ltd.	5,700,000	82,408,577
Swire Pacific Ltd. Class Ac	2,850,000	36,228,191
Swire Properties Ltd.	3,420,000	12,207,046
Wharf (Holdings) Ltd. (The)	5,700,912	50,870,829
Wheelock and Co. Ltd.	2,342,000	13,036,930

Security	Shares	Value

Wing Hang Bank Ltd.[c]	570,000	$5,989,679
Wynn Macau Ltd.[a]	5,016,000	15,221,349
Yue Yuen Industrial (Holdings) Ltd.[c]	2,280,000	7,888,308

		1,289,696,821
IRELAND — 0.26%
CRH PLC	2,566,140	55,230,734
Elan Corp. PLC[a]	1,837,005	21,203,803
Irish Bank Resolution Corp. Ltd.[a],b	3,570,811	47
Kerry Group PLC Class A	514,140	30,441,898
Ryanair Holdings PLC	177,504	1,378,854

		108,255,336
ISRAEL — 0.50%
Bank Hapoalim BMa	3,475,860	16,149,873
Bank Leumi le-Israel BMa,c	4,167,840	14,794,175
Bezeq The Israel Telecommunication Corp. Ltd.	6,458,100	9,371,318
Delek Group Ltd. (The)	15,960	4,199,883
Israel Chemicals Ltd.	1,510,500	17,973,411
Israel Corp. Ltd. (The)	8,386	5,394,092
Mellanox Technologies Ltd.[a]	124,260	6,484,337
Mizrahi Tefahot Bank Ltd.[a]	377,340	3,858,166
NICE Systems Ltd.[a]	207,480	7,277,867
Teva Pharmaceutical Industries Ltd.	3,261,540	127,694,729

		213,197,851
ITALY — 2.05%
Assicurazioni Generali SpA	4,086,900	75,057,208
Atlantia SpA	1,139,406	20,384,761
Banca Monte dei Paschi di Siena SpA[a,c]	23,522,760	6,633,555
Banco Popolare Scrl[a]	6,296,220	9,089,527
Enel Green Power SpA	6,049,980	12,913,622
Enel SpA	22,989,240	88,987,282
Eni SpA	8,887,440	212,784,409
Exor SpA	238,260	7,224,807
Fiat Industrial SpA	3,001,620	33,914,374
Fiat SpA[a,c]	3,233,040	19,360,006
Finmeccanica SpA[a]	1,426,140	7,430,643
Intesa Sanpaolo SpA	35,530,380	64,503,172
Intesa Sanpaolo SpA RNC	3,169,200	4,972,146
Luxottica Group SpA	567,720	29,587,501
Mediobanca SpA	1,841,100	11,714,182
Pirelli & C. SpA[c]	870,960	9,054,140
Prysmian SpA	711,360	14,377,351
Saipem SpA	931,380	26,400,530
Snam SpA	5,868,720	28,891,160
Telecom Italia SpA	32,793,240	27,778,241
Telecom Italia SpA RNC	21,165,240	14,733,448
Tenaris SA	1,657,560	36,800,916
Terna SpA	4,507,560	21,120,598
UniCredit SpA[a]	14,220,360	74,242,580
Unione di Banche Italiane SpA	3,039,240	12,701,983

		870,658,142
JAPAN — 21.89%
ABC-MART Inc.	18,700	700,698
Acom Co. Ltd.[a]	114,000	4,657,838
Advantest Corp.	459,600	6,879,138
AEON Co. Ltd.	1,824,000	25,821,743

140

Schedule of Investments  (Unaudited) (Continued)

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April 30, 2013

Security	Shares	Value

AEON Credit Service Co. Ltd.[c]	342,090	$10,258,135
AEON Mall Co. Ltd.	342,000	11,006,775
Air Water Inc.	114,000	1,843,240
Aisin Seiki Co. Ltd.	684,000	24,681,860
Ajinomoto Co. Inc.	2,280,000	31,294,118
Alfresa Holdings Corp.	114,000	6,776,101
All Nippon Airways Co. Ltd.[c]	3,420,000	7,443,178
Amada Co. Ltd.	2,280,000	18,256,852
Aozora Bank Ltd.	3,420,000	10,708,346
Asahi Glass Co. Ltd.	3,835,000	30,078,431
Asahi Group Holdings Ltd.	1,254,000	31,205,174
Asahi Kasei Corp.	4,560,000	30,615,337
ASICS Corp.	342,000	6,168,710
Astellas Pharma Inc.	1,482,090	86,268,867
Bank of Kyoto Ltd. (The)	2,011,000	21,140,170
Bank of Yokohama Ltd. (The)	4,560,000	27,712,966
Benesse Holdings Inc.	228,000	10,099,784
Bridgestone Corp.	2,280,000	86,017,863
Brother Industries Ltd.	684,000	7,822,359
Canon Inc.	3,990,000	143,158,300
Casio Computer Co. Ltd.	689,400	5,711,383
Central Japan Railway Co.	570,000	68,755,775
Chiba Bank Ltd. (The)	3,420,000	26,542,655
Chiyoda Corp.	331,000	3,394,610
Chubu Electric Power Co. Inc.	2,280,000	29,515,245
Chugai Pharmaceutical Co. Ltd.	684,000	17,042,070
Chugoku Bank Ltd. (The)	16,000	278,575
Chugoku Electric Power Co. Inc. (The)	912,000	13,079,396
Citizen Holdings Co. Ltd.	798,000	4,710,502
Coca-Cola West Co. Ltd.	400,800	7,459,711
Cosmo Oil Co. Ltd.[a]	1,140,000	2,715,122
Credit Saison Co. Ltd.	456,000	13,327,502
Dai Nippon Printing Co. Ltd.	2,280,000	22,306,129
Dai-ichi Life Insurance Co. Ltd. (The)	28,500	39,205,420
Daicel Corp.	1,140,000	9,186,942
Daido Steel Co. Ltd.	1,140,000	6,202,649
Daihatsu Motor Co. Ltd.	486,000	9,639,175
Daiichi Sankyo Co. Ltd.	2,280,095	44,590,709
Daikin Industries Ltd.	798,000	32,031,414
Dainippon Sumitomo Pharma Co. Ltd.	456,000	8,379,427
Daito Trust Construction Co. Ltd.	342,000	33,143,209
Daiwa House Industry Co. Ltd.	2,280,000	51,540,499
Daiwa Securities Group Inc.	5,720,000	50,676,111
Dena Co. Ltd.[c]	348,700	9,948,027
Denki Kagaku Kogyo K.K.	1,140,000	4,166,307
Denso Corp.	1,710,000	76,626,116
Dentsu Inc.	684,000	23,769,018
Don Quijote Co. Ltd.	114,000	6,214,352
East Japan Railway Co.	1,140,000	96,199,569
Eisai Co. Ltd.	912,000	41,616,261
Electric Power Development Co. Ltd.	456,000	13,023,221
FamilyMart Co. Ltd.	228,000	10,427,472
FANUC Corp.	684,000	103,221,435
Fast Retailing Co. Ltd.	188,600	69,120,419
Fuji Electric Co. Ltd.	2,280,000	7,794,272
Fuji Heavy Industries Ltd.	2,280,000	43,067,447
FUJIFILM Holdings Corp.	1,596,000	32,735,941
Fujitsu Ltd.	6,840,000	28,719,433
Fukuoka Financial Group Inc.	3,420,000	17,484,447
Furukawa Electric Co. Ltd.	2,280,000	5,757,930
Gree Inc.[c]	342,000	4,385,156
GS Yuasa Corp.	1,140,000	4,833,385
Gunma Bank Ltd. (The)	2,151,000	13,668,710

Security	Shares	Value

Hachijuni Bank Ltd. (The)	1,140,000	$7,747,459
Hakuhodo DY Holdings Inc.	61,200	5,045,026
Hamamatsu Photonics K.K.	228,000	9,374,192
Hankyu Hanshin Holdings Inc.	4,560,000	29,491,839
Hino Motors Ltd.	1,140,000	17,402,525
Hirose Electric Co. Ltd.	114,000	16,384,355
Hiroshima Bank Ltd. (The)	1,140,000	6,003,696
Hisamitsu Pharmaceutical Co. Inc.	114,000	6,705,882
Hitachi Chemical Co. Ltd.	228,000	3,569,449
Hitachi Construction Machinery Co. Ltd.	343,200	8,145,759
Hitachi High-Technologies Corp.	228,000	5,680,690
Hitachi Ltd.	15,960,000	101,910,687
Hitachi Metals Ltd.	248,000	2,563,761
Hokkaido Electric Power Co. Inc.[a]	570,000	7,226,671
Hokuriku Electric Power Co.	456,000	6,712,904
Honda Motor Co. Ltd.	5,700,000	226,747,767
Hoya Corp.	1,482,000	29,636,957
Hulic Co. Ltd.	912,000	10,130,212
IBIDEN Co. Ltd.	345,900	6,054,404
Idemitsu Kosan Co. Ltd.	114,000	9,631,660
IHI Corp.	3,420,000	12,744,687
INPEX Corp.	7,980	38,503,234
Isetan Mitsukoshi Holdings Ltd.	1,140,000	18,151,524
Isuzu Motors Ltd.	4,560,000	30,381,275
ITOCHU Corp.	5,130,000	63,460,117
Itochu Techno-Solutions Corp.	114,000	5,418,540
Iyo Bank Ltd. (The)	107,000	1,120,419
J. Front Retailing Co. Ltd.	1,976,600	16,598,489
Japan Airlines Co. Ltd.	228,000	11,562,673
Japan Exchange Group Inc.	149,000	18,294,220
Japan Petroleum Exploration Co. Ltd.	114,000	4,511,549
Japan Prime Realty Investment Corp.	1,140	4,189,714
Japan Real Estate Investment Corp.	1,622	21,746,556
Japan Retail Fund Investment Corp.	4,560	10,813,674
Japan Steel Works Ltd. (The)	1,140,000	5,781,337
Japan Tobacco Inc.	3,876,000	146,628,272
JFE Holdings Inc.	1,710,075	37,006,859
JGC Corp.	1,140,000	33,763,474
Joyo Bank Ltd. (The)	2,280,000	13,996,920
JSR Corp.	601,300	13,845,764
JTEKT Corp.	684,000	6,958,670
JX Holdings Inc.	7,524,000	40,783,000
Kajima Corp.	3,420,000	10,919,002
Kamigumi Co. Ltd.	1,140,000	10,673,237
Kaneka Corp.	1,140,000	6,858,023
Kansai Electric Power Co. Inc. (The)[a]	2,622,000	31,977,579
Kansai Paint Co. Ltd.	323,000	4,141,536
Kao Corp.	1,824,000	63,103,172
Kawasaki Heavy Industries Ltd.	4,560,000	14,511,857
KDDI Corp.	1,824,000	87,632,892
Keikyu Corp.	2,280,000	25,231,906
Keio Corp.	2,280,000	19,614,413
Keisei Electric Railway Co. Ltd.	506,000	5,350,375
Keyence Corp.	155,823	49,429,532
Kikkoman Corp.	1,140,000	21,639,051
Kinden Corp.	1,140,000	8,309,208
Kintetsu Corp.[c]	5,700,000	28,848,168
Kirin Holdings Co. Ltd.	3,420,000	59,931,629
Kobe Steel Ltd.[a]	9,120,000	11,890,360
Koito Manufacturing Co. Ltd.	125,000	2,415,050
Komatsu Ltd.	3,192,000	87,131,999
Konami Corp.	342,000	7,801,293
Konica Minolta Holdings Inc.	1,710,000	12,095,165

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

Kubota Corp.	4,560,000	$65,396,982
Kuraray Co. Ltd.	1,140,000	17,308,901
Kurita Water Industries Ltd.	456,000	9,357,807
Kyocera Corp.	570,000	57,988,913
Kyowa Hakko Kirin Co. Ltd.	1,140,000	13,985,217
Kyushu Electric Power Co. Inc.[a]	1,482,000	20,462,889
Lawson Inc.	228,000	17,975,978
LIXIL Group Corp.	912,080	20,496,285
M3 Inc.	1,140	2,578,195
Makita Corp.	342,000	20,819,834
Marubeni Corp.	5,700,000	40,785,340
Marui Group Co. Ltd.	684,000	7,934,709
Maruichi Steel Tube Ltd.	114,000	2,874,284
Mazda Motor Corp.[a]	9,120,000	31,270,711
McDonald’s Holdings Co. (Japan) Ltd.	184,500	5,384,801
Medipal Holdings Corp.	342,000	5,368,217
Meiji Holdings Co. Ltd.	265,452	11,976,815
Miraca Holdings Inc.	228,000	11,375,423
Mitsubishi Chemical Holdings Corp.	3,990,000	19,415,460
Mitsubishi Corp.	4,788,000	85,919,557
Mitsubishi Electric Corp.	7,249,000	69,059,357
Mitsubishi Estate Co. Ltd.	4,560,000	148,161,380
Mitsubishi Gas Chemical Co. Inc.	2,280,000	17,414,229
Mitsubishi Heavy Industries Ltd.	10,260,000	70,675,085
Mitsubishi Materials Corp.	4,560,000	13,060,671
Mitsubishi Motors Corp.[a]	13,680,000	16,150,293
Mitsubishi Tanabe Pharma Corp.	798,000	12,132,615
Mitsubishi UFJ Financial Group Inc.	44,118,080	300,280,126
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,052,000	11,565,014
Mitsui & Co. Ltd.	5,928,000	81,425,562
Mitsui Chemicals Inc.	2,903,000	6,705,420
Mitsui Fudosan Co. Ltd.	3,026,000	102,823,735
Mitsui O.S.K. Lines Ltd.[a]	3,493,000	14,522,790
Mizuho Financial Group Inc.	78,546,060	173,364,161
MS&AD Insurance Group Holdings Inc.	1,824,088	48,855,822
Murata Manufacturing Co. Ltd.	684,000	55,683,400
Nabtesco Corp.	342,000	7,548,506
Namco Bandai Holdings Inc.	684,000	12,463,813
NEC Corp.	9,192,000	23,874,099
Nexon Co. Ltd.	342,000	4,149,923
NGK Insulators Ltd.	1,140,000	13,762,858
NGK Spark Plug Co. Ltd.	524,000	8,827,472
NHK Spring Co. Ltd.	342,000	3,700,524
Nidec Corp.	342,000	23,277,487
Nikon Corp.	1,140,000	24,787,188
Nintendo Co. Ltd.	357,900	39,680,936
Nippon Building Fund Inc.	2,280	32,815,522
Nippon Electric Glass Co. Ltd.	1,275,500	6,494,693
Nippon Express Co. Ltd.	3,420,000	17,800,431
Nippon Meat Packers Inc.	1,140,000	17,507,853
Nippon Paper Industries Co. Ltd.[a,c]	342,900	5,111,290
Nippon Steel & Sumitomo Metal Corp.	26,626,350	70,795,859
Nippon Telegraph and Telephone Corp.	1,482,000	73,407,761
Nippon Yusen K.K.	5,700,000	14,862,950
Nishi-Nippon City Bank Ltd. (The)	3,421,000	11,413,869
Nissan Motor Co. Ltd.	8,550,000	89,177,702
Nisshin Seifun Group Inc.	1,140,200	14,725,096
Nissin Foods Holdings Co. Ltd.	228,000	10,228,519
Nitori Holdings Co. Ltd.	114,000	8,590,083
Nitto Denko Corp.	570,000	37,449,954
NKSJ Holdings Inc.	1,140,050	28,884,544
NOK Corp.	456,000	6,567,786
Nomura Holdings Inc.	12,540,000	102,086,233

Security	Shares	Value

Nomura Real Estate Holdings Inc.	456,000	$12,241,454
Nomura Real Estate Office Fund Inc.	152	970,578
Nomura Research Institute Ltd.	342,000	10,304,589
NSK Ltd.	2,280,000	18,444,102
NTT Data Corp.	4,560	14,418,232
NTT DOCOMO Inc.	51,300	84,789,036
NTT Urban Development Corp.	3,420	5,055,744
Obayashi Corp.	2,280,000	14,020,326
Odakyu Electric Railway Co. Ltd.	2,280,000	27,455,497
Oji Holdings Corp.	3,420,000	12,182,938
Olympus Corp.[a]	724,600	18,187,527
Omron Corp.	684,000	21,592,239
Ono Pharmaceutical Co. Ltd.	228,000	15,026,794
Oracle Corp. Japan	114,000	4,886,049
Oriental Land Co. Ltd.	228,000	36,888,204
ORIX Corp.	3,648,000	56,025,131
Osaka Gas Co. Ltd.	6,840,000	29,632,276
Otsuka Corp.	9,400	971,748
Otsuka Holdings Co. Ltd.	1,140,000	41,077,918
Panasonic Corp.	7,638,068	55,593,781
PARK24 Co. Ltd.	114,000	2,299,661
Rakuten Inc.	2,622,000	27,966,923
Resona Holdings Inc.	5,928,000	31,645,211
Ricoh Co. Ltd.	2,280,000	25,419,156
Rinnai Corp.	114,000	9,058,208
Rohm Co. Ltd.	342,000	12,060,055
Sankyo Co. Ltd.	228,000	10,392,362
Sanrio Co. Ltd.	114,000	5,716,970
Santen Pharmaceutical Co. Ltd.	228,000	11,422,236
SBI Holdings Inc.	684,080	13,244,789
Secom Co. Ltd.	798,000	44,565,445
Sega Sammy Holdings Inc.	570,038	14,986,832
Sekisui Chemical Co. Ltd.	2,280,000	28,696,027
Sekisui House Ltd.	2,280,000	34,196,489
Seven & I Holdings Co. Ltd.	2,622,080	100,673,229
Seven Bank Ltd.	1,026,000	3,644,349
Sharp Corp.[a,c]	3,420,000	11,866,954
Shikoku Electric Power Co. Inc.[a]	570,000	10,327,995
Shimadzu Corp.	631,000	4,612,175
Shimamura Co. Ltd.	114,000	14,406,529
Shimano Inc.	342,000	29,737,604
Shimizu Corp.	2,280,000	9,175,239
Shin-Etsu Chemical Co. Ltd.	1,368,000	92,126,886
Shinsei Bank Ltd.	4,560,000	12,779,797
Shionogi & Co. Ltd.	1,026,000	25,257,653
Shiseido Co. Ltd.	1,140,000	16,314,136
Shizuoka Bank Ltd. (The)	2,280,000	27,900,216
Showa Denko K.K.	4,576,000	7,375,341
Showa Shell Sekiyu K.K.	456,000	3,656,052
SMC Corp.	228,000	45,665,537
SoftBank Corp.	3,306,000	163,755,775
Sojitz Corp.	2,964,000	4,655,497
Sony Corp.	3,534,000	58,519,064
Sony Financial Holdings Inc.	684,000	9,655,066
Stanley Electric Co. Ltd.	601,300	11,530,935
Sumco Corp.	342,000	3,591,685
Sumitomo Chemical Co. Ltd.	4,560,000	15,260,856
Sumitomo Corp.	3,648,000	45,539,144
Sumitomo Electric Industries Ltd.	2,508,000	33,316,415
Sumitomo Heavy Industries Ltd.	1,140,000	5,055,744
Sumitomo Metal Mining Co. Ltd.	2,280,000	31,762,242
Sumitomo Mitsui Financial Group Inc.	4,674,000	220,960,579
Sumitomo Mitsui Trust Holdings Inc.	10,260,600	51,508,402

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

Sumitomo Realty & Development Co. Ltd.	1,258,000	$59,406,632
Sumitomo Rubber Industries Inc.	570,000	10,515,245
Suruga Bank Ltd.	1,140,000	20,152,756
Suzuken Co. Ltd.	342,040	13,307,993
Suzuki Motor Corp.	1,140,000	29,234,370
Sysmex Corp.	228,000	14,699,107
T&D Holdings Inc.	1,824,000	21,196,674
Taiheiyo Cement Corp.	3,420,000	8,882,661
Taisei Corp.	2,280,000	7,607,022
Taisho Pharmaceutical Holdings Co. Ltd.	228,000	16,899,292
Taiyo Nippon Sanso Corp.	1,140,000	7,560,209
Takashimaya Co. Ltd.	1,240,000	14,639,154
Takeda Pharmaceutical Co. Ltd.	2,736,000	150,267,940
TDK Corp.	570,000	20,831,537
Teijin Ltd.	3,420,000	8,215,584
Terumo Corp.	570,000	28,321,528
THK Co. Ltd.	342,000	7,186,880
Tobu Railway Co. Ltd.	3,432,000	19,941,608
Toho Co. Ltd.	570,000	12,686,172
Toho Gas Co. Ltd.	1,140,000	6,787,804
Tohoku Electric Power Co. Inc.[a]	1,596,000	17,072,498
Tokio Marine Holdings Inc.	2,394,000	75,941,484
Tokyo Electric Power Co. Inc.[a,c]	5,016,000	22,142,285
Tokyo Electron Ltd.	570,000	29,199,261
Tokyo Gas Co. Ltd.	7,980,000	45,548,506
Tokyu Corp.	4,560,000	36,186,018
Tokyu Land Corp.	2,280,000	27,970,434
TonenGeneral Sekiyu K.K.	1,140,000	11,515,861
Toppan Printing Co. Ltd.	2,280,000	17,367,416
Toray Industries Inc.	5,700,000	40,024,638
Toshiba Corp.	13,680,000	75,414,844
TOTO Ltd.	1,140,000	11,820,142
Toyo Seikan Kaisha Ltd.	570,000	7,805,975
Toyo Suisan Kaisha Ltd.	145,000	4,927,112
Toyoda Gosei Co. Ltd.	228,000	5,912,411
Toyota Boshoku Corp.	114,000	1,637,265
Toyota Industries Corp.	684,000	27,947,028
Toyota Motor Corp.	9,690,000	561,047,120
Toyota Tsusho Corp.	798,000	22,208,993
Trend Micro Inc.	342,000	9,584,848
Tsumura & Co.	228,000	7,431,475
Ube Industries Ltd.	3,420,000	6,916,538
Unicharm Corp.	342,000	22,118,879
Ushio Inc.	342,000	3,482,846
USS Co. Ltd.	79,800	10,232,030
West Japan Railway Co.	570,000	27,560,825
Yahoo! Japan Corp.	49,020	24,532,646
Yakult Honsha Co. Ltd.	228,000	9,935,941
Yamada Denki Co. Ltd.	296,400	14,285,987
Yamaguchi Financial Group Inc.	1,140,000	12,370,188
Yamaha Corp.	601,100	6,448,511
Yamaha Motor Co. Ltd.	912,000	12,714,259
Yamato Holdings Co. Ltd.	1,368,000	26,360,086
Yamato Kogyo Co. Ltd.	114,000	3,762,550
Yamazaki Baking Co. Ltd.	63,000	823,961
Yaskawa Electric Corp.	1,140,000	13,914,998
Yokogawa Electric Corp.	684,000	6,951,648

		9,276,833,667
NETHERLANDS — 2.34%
AEGON NV	6,202,740	40,978,425
Akzo Nobel NV	841,320	50,779,016

Security	Shares	Value

ASML Holding NV	1,108,080	$82,467,407
Corio NV	226,860	10,523,562
D.E Master Blenders 1753 NVa	1,942,560	30,835,302
Delta Lloyd NV	611,040	11,721,411
Fugro NV CVA	245,100	14,193,920
Heineken Holding NV	356,820	21,479,906
Heineken NV	805,980	56,976,839
ING Groep NV CVA[a]	13,425,780	110,309,838
Koninklijke Ahold NV	3,543,120	55,961,579
Koninklijke DSM NV	547,200	35,299,502
Koninklijke KPN NVc	3,604,680	7,523,067
Koninklijke Philips Electronics NV	3,356,160	92,787,263
Randstad Holding NV	425,220	17,723,690
Reed Elsevier NV	2,397,420	38,940,553
Royal Boskalis Westminster NV CVA	255,360	10,647,084
Royal Vopak NV	237,120	13,148,758
TNT Express NV	1,130,880	8,698,217
Unilever NV CVA	5,712,540	243,415,306
Wolters Kluwer NV	1,051,080	23,280,502
Ziggo NV	424,080	15,216,102

		992,907,249
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	3,026,700	8,049,009
Contact Energy Ltd.	857,280	3,883,005
Fletcher Building Ltd.	2,441,880	18,517,738
SKYCITY Entertainment Group Ltd.	2,038,320	7,798,634
Telecom Corp. of New Zealand Ltd.	7,064,580	15,787,211

		54,035,597
NORWAY — 0.87%
Aker Solutions ASA	593,940	8,304,977
DNB ASA	3,435,960	56,250,898
Gjensidige Forsikring ASA	696,540	11,239,883
Norsk Hydro ASA[c]	3,238,740	15,189,373
Orkla ASA	2,691,540	24,264,324
Seadrill Ltd.	1,242,600	47,635,824
Statoil ASA	3,929,580	96,037,364
Subsea 7 SA	997,500	21,519,615
Telenor ASA	2,485,200	55,945,653
Yara International ASA	662,340	31,063,096

		367,451,007
PORTUGAL — 0.18%
Banco Espirito Santo SA Registered[a]	7,129,560	8,168,264
Energias de Portugal SA	6,669,000	22,948,194
Galp Energia SGPS SA Class Bc	931,380	14,943,928
Jeronimo Martins SGPS SA	761,520	18,157,126
Portugal Telecom SGPS SA Registered[c]	2,265,180	11,829,185

		76,046,697
SINGAPORE — 1.74%
Ascendas REIT[c]	5,705,000	12,737,994
CapitaCommercial Trust	4,560,000	6,331,019
CapitaLand Ltd.	7,980,000	24,231,884
CapitaMall Trust Management Ltd.	6,840,000	12,884,180
CapitaMalls Asia Ltd.	4,560,000	7,774,936
City Developments Ltd.	2,280,000	20,844,233
ComfortDelGro Corp. Ltd.	7,980,000	12,861,040

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

DBS Group Holdings Ltd.	6,840,000	$93,077,092
Genting Singapore PLC	20,520,000	25,573,986
Global Logistic Properties Ltd.	6,840,000	15,327,731
Golden Agri-Resources Ltd.	22,800,194	9,811,312
Hutchison Port Holdings Trust	18,240,000	15,139,200
Jardine Cycle & Carriage Ltd.	180,000	7,117,282
Keppel Corp. Ltd.	5,012,000	43,582,609
Keppel Land Ltd.	1,462,000	4,819,324
Keppel REIT Management Ltd.	1,004,000	1,230,902
Noble Group Ltd.	13,680,727	12,496,097
Olam International Ltd.[c]	4,560,000	6,201,437
Oversea-Chinese Banking Corp. Ltd.	10,260,200	90,385,394
SembCorp Industries Ltd.	2,280,000	9,237,365
SembCorp Marine Ltd.[c]	2,280,000	7,978,565
Singapore Airlines Ltd.	2,280,200	20,549,848
Singapore Exchange Ltd.	3,420,000	20,770,186
Singapore Press Holdings Ltd.[c]	6,846,750	24,793,168
Singapore Technologies Engineering Ltd.	5,700,000	20,362,928
Singapore Telecommunications Ltd.	27,360,285	87,302,334
StarHub Ltd.	1,140,000	4,378,029
United Overseas Bank Ltd.	4,560,000	79,045,183
UOL Group Ltd.	3,219,000	18,634,734
Wilmar International Ltd.	6,840,000	18,493,241
Yangzijiang Shipbuilding[c]	5,700,000	4,396,541

		738,369,774
SPAIN — 2.84%
Abertis Infraestructuras SA	1,263,120	23,613,922
Acciona SAc	88,920	5,832,299
Actividades de Construcciones y Servicios SAc	515,280	13,264,217
Amadeus IT Holding SA Class A	1,100,100	32,510,091
Banco Bilbao Vizcaya Argentaria SA	19,109,820	185,682,666
Banco Bilbao Vizcaya Argentaria SA New[a]	347,532	3,376,833
Banco de Sabadell SAc	9,926,209	20,663,925
Banco Popular Espanol SAa	19,585,200	15,260,289
Banco Santander SA	36,176,472	261,893,628
Bankia SAa,c	36,395	191,933
CaixaBank	3,767,594	13,962,790
Distribuidora Internacional de Alimentacion SA	2,131,800	16,554,232
Enagas SA	655,500	17,482,996
Ferrovial SA	1,407,900	23,322,848
Gas Natural SDG SA	1,228,920	25,761,314
Grifols SAa	526,680	21,157,608
Iberdrola SA	16,363,560	88,236,522
Industria de Diseno Textil SA	760,380	102,303,613
International Consolidated Airlines Group SAa	3,467,880	14,630,572
Mapfre SAc	2,713,200	9,962,178
Red Electrica Corporacion SA	379,620	20,214,836
Repsol SA	2,929,860	68,756,561
Telefonica SA	14,321,820	210,344,267
Zardoya Otis SA	524,400	7,335,426

		1,202,315,566
SWEDEN — 3.12%
Alfa Laval AB	1,178,760	25,803,557
Assa Abloy AB Class B	1,158,240	46,181,804
Atlas Copco AB Class A	2,273,160	59,909,178
Atlas Copco AB Class B	1,443,240	34,268,631
Boliden AB	940,500	14,907,008
Electrolux AB Class B	839,040	23,784,995
Elekta AB Class B	1,299,600	20,006,510

Security	Shares	Value

Getinge AB Class B	714,780	$21,543,387
Hennes & Mauritz AB Class B	3,333,360	118,078,439
Hexagon AB Class B	851,580	24,350,966
Husqvarna AB Class B	1,454,640	8,359,548
Industrivarden AB Class C	417,240	7,799,300
Investment AB Kinnevik Class B	705,660	18,455,966
Investor AB Class B	1,588,020	46,856,912
Lundin Petroleum ABa,c	780,900	18,722,829
Millicom International Cellular SA SDR	224,580	18,387,864
Nordea Bank AB	9,169,020	109,988,862
Ratos AB Class B	711,360	6,829,909
Sandvik AB	3,523,740	49,999,694
Scania AB Class B	1,116,060	23,775,855
Securitas AB Class B	1,113,780	10,925,906
Skandinaviska Enskilda Banken AB Class A	4,960,140	50,956,538
Skanska AB Class B	1,306,440	22,241,056
SKF AB Class B	1,373,700	32,002,033
Svenska Cellulosa AB Class B	2,042,880	53,114,280
Svenska Handelsbanken AB Class A	1,737,360	79,015,438
Swedbank AB Class A	2,838,600	69,943,799
Swedish Match AB	733,020	25,456,369
Tele2 AB Class B	1,126,320	19,331,261
Telefonaktiebolaget LM Ericsson Class B	10,697,760	133,698,243
TeliaSonera AB	7,641,420	52,637,575
Volvo AB Class B	5,240,580	72,619,980

		1,319,953,692
SWITZERLAND — 8.96%
ABB Ltd. Registered[a]	7,708,680	174,678,631
Actelion Ltd. Registered[a]	384,180	23,511,096
Adecco SA Registered[a]	471,960	25,265,699
Aryzta AGa	307,800	19,118,424
Baloise Holding AG Registered	178,980	18,438,437
Banque Cantonale Vaudoise Registered	10,260	5,682,513
Barry Callebaut AG Registered[a]	6,840	6,685,742
Coca-Cola HBC AG SP ADR[a]	721,765	18,585,449
Compagnie Financiere Richemont SA Class A Bearer	1,827,420	147,735,876
Credit Suisse Group AG Registered	4,525,244	125,583,498
EMS-Chemie Holding AG Registered	22,800	6,596,157
Geberit AG Registered	128,820	31,492,569
Givaudan SA Registered[a]	29,640	38,160,762
Holcim Ltd. Registered[a]	804,840	62,770,502
Julius Baer Group Ltd.[a]	788,880	31,454,992
Kuehne & Nagel International AG Registered	184,680	21,152,863
Lindt & Spruengli AG Participation Certificates	3,074	11,912,805
Lindt & Spruengli AG Registered	154	6,859,088
Lonza Group AG Registered[a]	194,940	13,587,777
Nestle SA Registered	11,322,480	809,314,465
Novartis AG Registered	8,088,300	601,213,321
Pargesa Holding SA Bearer	84,360	5,884,631
Partners Group Holding AG	58,140	14,926,950
Roche Holding AG Genusschein	2,470,380	618,027,140
Schindler Holding AG Participation Certificates	205,200	30,792,701
Schindler Holding AG Registered	36,480	5,344,667
SGS SA Registered	18,240	44,120,006
Sika AG Bearer	6,840	16,530,276
Sonova Holding AG Registered[a]	174,420	19,001,350
Sulzer AG Registered	84,360	14,402,816
Swatch Group AG (The) Bearer	104,880	60,120,136
Swatch Group AG (The) Registered	178,980	17,995,298
Swiss Life Holding AG Registered[a]	110,580	17,498,531
Swiss Prime Site AG Registered	191,864	15,748,566

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

Swiss Re AGa	1,235,760	$98,373,919
Swisscom AG Registered	87,780	41,369,378
Syngenta AG Registered	329,460	140,941,282
Transocean Ltd.	1,259,700	64,371,558
UBS AG Registered[a]	12,764,580	228,098,421
Zurich Insurance Group AGa	516,420	144,316,305

		3,797,664,597
UNITED KINGDOM — 21.25%
3i Group PLC	3,458,760	17,689,251
Aberdeen Asset Management PLC	3,019,860	21,089,406
Admiral Group PLC	711,360	14,182,736
Aggreko PLC	940,500	26,084,827
AMEC PLC	1,100,100	17,344,551
Anglo American PLC	4,850,700	118,151,766
Antofagasta PLC	1,372,560	19,172,876
ARM Holdings PLC	4,847,280	75,141,335
Associated British Foods PLC	1,251,720	37,697,246
AstraZeneca PLC	4,371,900	227,438,036
Aviva PLC	10,267,980	48,758,314
Babcock International Group PLC	1,244,880	20,731,596
BAE Systems PLC	11,290,560	65,985,253
Balfour Beatty PLC	2,362,080	7,937,225
Barclays PLC	40,621,620	180,850,891
BG Group PLC	11,914,140	201,100,762
BHP Billiton PLC	7,370,100	205,442,564
BP PLC	66,737,880	484,453,847
British American Tobacco PLC	6,790,980	376,907,909
British Land Co. PLC	3,112,200	28,796,574
British Sky Broadcasting Group PLC	3,795,060	49,851,996
BT Group PLC	27,623,340	118,746,638
Bunzl PLC	1,155,960	23,010,964
Burberry Group PLC	1,544,700	32,119,743
Capita PLC	2,286,840	32,122,139
Capital Shopping Centres Group PLC	2,073,660	11,060,458
Carnival PLC	636,120	22,969,339
Centrica PLC	18,257,100	105,421,008
Cobham PLC	3,743,760	14,596,112
Compass Group PLC	6,561,840	86,502,868
Croda International PLC	486,780	18,773,943
Diageo PLC	8,780,280	268,393,077
Eurasian Natural Resources Corp.	915,420	3,909,543
Evraz PLC	1,209,540	2,917,920
Experian PLC	3,528,300	62,163,204
Fresnillo PLC	617,880	11,078,426
G4S PLC	4,948,740	24,092,554
GKN PLC	5,780,940	24,725,020
GlaxoSmithKline PLC	17,232,240	445,350,634
Glencore International PLC[c]	13,587,660	67,028,097
Hammerson PLC	2,397,420	19,384,345
Hargreaves Lansdown PLC	803,700	12,252,363
HSBC Holdings PLC	64,311,960	704,169,658
ICAP PLC	1,923,180	8,614,542
IMI PLC	1,124,040	21,675,770
Imperial Tobacco Group PLC	3,469,020	124,181,271
Inmarsat PLC	1,601,700	18,011,110
InterContinental Hotels Group PLC	963,300	28,456,352
Intertek Group PLC	566,580	29,170,791
Invensys PLC	2,823,780	16,907,310
Investec PLC	1,914,060	13,554,653
ITV PLC	13,185,240	25,836,592
J Sainsbury PLC	4,286,400	25,424,540

Security	Shares	Value

Johnson Matthey PLC	728,460	$27,482,725
Kazakhmys PLC	742,140	3,999,998
Kingfisher PLC	8,329,980	40,592,751
Land Securities Group PLC	2,673,300	36,343,945
Legal & General Group PLC	20,786,760	54,837,540
Lloyds Banking Group PLC[a]	147,425,940	124,662,282
London Stock Exchange Group PLC	620,160	12,943,567
Marks & Spencer Group PLC	5,646,420	35,908,148
Meggitt PLC	2,689,260	19,613,565
Melrose Industries PLC	4,253,340	16,159,181
National Grid PLC	12,788,520	163,113,800
Next PLC	585,960	39,753,585
Old Mutual PLC	17,260,740	55,072,492
Pearson PLC	2,845,440	51,859,436
Petrofac Ltd.	904,020	18,994,736
Prudential PLC	8,950,140	153,926,561
Randgold Resources Ltd.	302,100	23,791,548
Reckitt Benckiser Group PLC	2,272,020	166,058,725
Reed Elsevier PLC	4,228,260	49,488,123
Resolution Ltd.	4,930,500	20,251,249
Rexam PLC	2,727,117	21,922,777
Rio Tinto PLC	4,678,560	212,553,254
Rolls-Royce Holdings PLC[a]	6,525,360	114,763,657
Royal Bank of Scotland Group PLC[a]	7,347,300	35,026,459
Royal Dutch Shell PLC Class A	13,073,520	446,020,218
Royal Dutch Shell PLC Class B	9,192,960	322,357,681
RSA Insurance Group PLC	12,440,820	21,550,911
SABMiller PLC	3,349,320	180,808,899
Sage Group PLC (The)	4,457,400	23,414,066
Schroders PLC	392,160	14,251,863
SEGRO PLC	2,576,400	10,682,403
Serco Group PLC	1,703,160	16,395,196
Severn Trent PLC	842,460	23,877,052
Shire PLC	1,983,600	61,807,280
Smith & Nephew PLC	3,173,760	36,281,676
Smiths Group PLC	1,362,300	26,503,561
SSE PLC	3,374,400	81,772,380
Standard Chartered PLC	8,407,500	211,591,568
Standard Life PLC	8,345,940	48,607,189
Tate & Lyle PLC	1,624,500	21,352,112
Tesco PLC	28,172,820	160,550,188
TUI Travel PLC	1,645,020	8,047,056
Tullow Oil PLC	3,168,060	49,357,021
Unilever PLC	4,495,020	194,910,036
United Utilities Group PLC	2,419,080	27,880,256
Vedanta Resources PLC	378,480	7,121,815
Vodafone Group PLC	172,483,140	526,704,602
Weir Group PLC (The)	742,140	25,457,684
Whitbread PLC	617,880	24,570,642
Wm Morrison Supermarkets PLC	8,115,660	36,895,794
Wolseley PLC	957,600	47,439,733
WPP PLC	4,422,060	73,229,778
Xstrata PLC	7,290,258	109,324,142

		9,005,312,851

TOTAL COMMON STOCKS
(Cost: $38,662,553,323)		41,733,942,090

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 0.55%

GERMANY — 0.55%
Bayerische Motoren Werke AG	169,860	$11,819,736
Henkel AG & Co. KGaA	612,180	57,788,236
Porsche Automobil Holding SE	541,500	42,470,728
ProSiebenSat.1 Media AG	353,400	13,549,031
RWE AG NVS	111,720	3,803,807
Volkswagen AG	508,440	103,163,391

		232,594,929
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	777,880,152	1,210,693

		1,210,693

TOTAL PREFERRED STOCKS
(Cost: $142,626,678)		233,805,623

RIGHTS — 0.03%

NETHERLANDS — 0.01%
Koninklijke KPN NVa,c	3,611,004	4,855,964

		4,855,964
SPAIN — 0.02%
Banco Santander SAa	37,067,370	7,770,271
Bankia SAa,c	36,395	59,499

		7,829,770

TOTAL RIGHTS
(Cost: $25,182,487)		12,685,734

SHORT-TERM INVESTMENTS — 1.32%

MONEY MARKET FUNDS — 1.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	513,904,138	513,904,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	35,711,521	35,711,521

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	7,959,729	$7,959,729

		557,575,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $557,575,388)		557,575,388

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $39,387,937,876)		42,538,008,835
Other Assets, Less Liabilities — (0.39)%		(164,730,263)

NET ASSETS — 100.00%		$42,373,278,572

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of April 30, 2013 were as follows:
Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
346	ASX SPI 200 Index (Jun. 2013)	Sydney Futures	$46,404,144	$1,268,730

3,327	Euro STOXX 50 (Jun. 2013)	Eurex	117,070,818	2,418,698

1,189	FTSE 100 Index (Jun. 2013)	NYSE LIFFE - London	118,130,537	233,476

591	TOPIX Index (Jun. 2013)	Tokyo Stock	70,803,511	9,245,006

			$352,409,010	$13,165,910

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.43%

AUSTRALIA — 8.58%
ALS Ltd.	87,143	$885,591
Amcor Ltd.	304,676	3,127,899
APA Group	79,001	533,865
Asciano Ltd.	246,089	1,379,444
ASX Ltd.	23,069	900,638
Aurizon Holdings Ltd.	464,566	2,001,307
BHP Billiton Ltd.	815,911	27,695,467
Boral Ltd.	191,337	993,087
Brambles Ltd.	393,235	3,559,482
Caltex Australia Ltd.	16,225	362,784
Coca-Cola Amatil Ltd.	146,379	2,300,503
Cochlear Ltd.	14,573	998,112
Commonwealth Bank of Australia	142,898	10,895,223
Computershare Ltd.	111,687	1,151,251
Crown Ltd.	104,135	1,394,455
CSL Ltd.	127,027	8,301,927
Echo Entertainment Group Ltd.	185,496	697,046
Flight Centre Ltd.	13,806	547,026
Fortescue Metals Group Ltd.	356,419	1,294,932
Iluka Resources Ltd.	70,977	659,415
Incitec Pivot Ltd.	411,407	1,234,206
Insurance Australia Group Ltd.	528,227	3,191,257
James Hardie Industries SE	114,401	1,204,165
Leighton Holdings Ltd.	37,465	777,422
Macquarie Group Ltd.	28,025	1,140,090
Newcrest Mining Ltd.	194,169	3,388,174
Orica Ltd.	91,981	2,181,737
Qantas Airways Ltd.[a]	273,288	539,004
QBE Insurance Group Ltd.	153,105	2,124,902
Ramsay Health Care Ltd.	33,630	1,116,759
Rio Tinto Ltd.	110,330	6,390,664
Santos Ltd.	242,195	3,104,919
Sims Metal Management Ltd.	41,418	415,322
Suncorp Group Ltd.	159,418	2,147,980
Sydney Airport	43,778	157,235
Transurban Group	334,117	2,365,381
Treasury Wine Estates Ltd.	165,672	1,004,339
Wesfarmers Ltd.	255,116	11,485,377
Whitehaven Coal Ltd.	116,112	235,034
Woodside Petroleum Ltd.	167,088	6,514,619
Woolworths Ltd.	311,992	11,791,859
WorleyParsons Ltd.	51,684	1,221,623

		133,411,522
AUSTRIA — 0.20%
Andritz AG	18,526	1,208,533
Erste Group Bank AGa	54,280	1,703,194
Verbund AG	5,959	130,612

		3,042,339
BELGIUM — 1.58%
Anheuser-Busch InBev NV	204,022	19,433,997
Colruyt SA	19,883	1,004,642
KBC Groep NV	28,438	1,117,281

Security	Shares	Value

Telenet Group Holding NV	12,626	$682,408
UCB SA	18,113	1,071,743
Umicore SA	28,910	1,339,740

		24,649,811
DENMARK — 1.92%
Carlsberg A/S Class B	27,199	2,527,533
Coloplast A/S Class B	29,618	1,613,161
Danske Bank A/Sa	163,961	3,102,384
DSV A/S	47,613	1,199,808
Novo Nordisk A/S Class B	103,368	18,151,252
Novozymes A/S Class B	61,655	2,131,505
TrygVesta A/S	6,608	572,815
William Demant Holding A/Sa	6,490	519,893

		29,818,351
FINLAND — 0.47%
Kone OYJ Class B	39,176	3,463,109
Neste Oil OYJ	33,040	515,314
Nokian Renkaat OYJ	28,143	1,221,455
Wartsila OYJ Abp	42,775	2,101,826

		7,301,704
FRANCE — 7.64%
Accor SA	13,865	458,818
Aeroports de Paris	7,552	684,314
ALSTOM	27,081	1,112,524
Arkema SA	7,729	724,911
Atos SA	13,629	949,634
Bureau Veritas SA	14,101	1,729,870
Casino Guichard-Perrachon SA	7,493	810,751
Christian Dior SA	13,688	2,388,423
Compagnie Generale de Geophysique-Veritas[a]	39,837	863,710
Credit Agricole SAa	88,087	807,247
Danone SA	147,264	11,262,809
Dassault Systemes SA	15,694	1,915,984
Edenred SA	43,601	1,453,185
Essilor International SA	51,684	5,821,899
European Aeronautic Defence and Space Co. NV	114,755	6,067,607
Eutelsat Communications SA	33,217	1,200,593
Gemalto NV	20,119	1,645,604
Groupe Eurotunnel SA Registered	139,594	1,169,947
Iliad SA	5,782	1,323,351
JCDecaux SA	16,992	467,535
L’Air Liquide SA	79,768	10,108,570
L’Oreal SA	62,068	11,079,845
Legrand SA	59,826	2,790,978
LVMH Moet Hennessy Louis Vuitton SA	64,251	11,139,172
Pernod Ricard SA	53,690	6,653,782
PPR SA	6,726	1,481,326
PSA Peugeot Citroen SAa,b	54,870	439,831
Publicis Groupe SA	45,430	3,163,650
Remy Cointreau SA	5,664	660,195
Safran SA	58,705	2,886,122
Schneider Electric SA	133,989	10,228,101
SCOR SE	14,101	428,424
SES SA Class A FDR	48,616	1,519,701
Societe BIC SA	7,434	794,174
Sodexo	24,013	2,007,481
STMicroelectronics NV	80,476	700,363

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

Technip SA	25,901	$2,783,053
Unibail-Rodamco SE	23,258	6,086,676
Zodiac Aerospace	8,673	1,088,220

		118,898,380
GERMANY — 7.74%
Adidas AG	52,805	5,520,717
BASF SE	232,460	21,735,230
Bayer AG Registered	209,568	21,888,051
Beiersdorf AG	26,137	2,368,369
Brenntag AG	13,098	2,235,395
Continental AG	27,317	3,247,089
Deutsche Lufthansa AG Registered	60,180	1,204,401
Fraport AG	9,322	557,726
Fresenius Medical Care AG & Co. KGaA	53,749	3,713,205
Fresenius SE & Co. KGaA	31,447	3,947,796
GEA Group AG	45,312	1,534,405
HeidelbergCement AG	23,482	1,692,511
Henkel AG & Co. KGaA	33,276	2,608,136
Hochtief AGa	7,611	528,810
Hugo Boss AG	6,195	721,679
Infineon Technologies AG	95,993	758,710
Kabel Deutschland Holding AG	22,656	2,155,695
Lanxess AG	21,240	1,548,556
Linde AG	46,905	8,880,161
MAN SE	10,561	1,184,204
Merck KGaA	16,461	2,508,773
Muenchener Rueckversicherungs-Gesellschaft AG Registered	29,500	5,905,873
QIAGEN NVa	59,590	1,181,988
Salzgitter AG	6,431	251,985
SAP AG	233,168	18,539,822
Suedzucker AG	20,709	835,737
ThyssenKrupp AGa	98,412	1,782,067
United Internet AG Registered	24,131	662,374
Volkswagen AG	3,599	700,351

		120,399,816
HONG KONG — 3.12%
AIA Group Ltd.	3,056,200	13,566,746
ASM Pacific Technology Ltd.	47,200	486,560
Cheung Kong Infrastructure Holdings Ltd.	118,000	856,042
CLP Holdings Ltd.	442,500	3,900,085
Galaxy Entertainment Group Ltd.[a]	531,000	2,377,683
Hang Lung Properties Ltd.[b]	531,000	2,066,361
Hong Kong and China Gas Co. Ltd. (The)[b]	1,361,183	4,095,511
Hong Kong Exchanges and Clearing Ltd.	174,000	2,928,176
Hysan Development Co. Ltd.	177,000	876,949
Li & Fung Ltd.[b]	1,416,400	1,832,417
Link REIT (The)	590,000	3,341,301
MGM China Holdings Ltd.	259,600	612,154
MTR Corp. Ltd.	147,500	608,200
Orient Overseas International Ltd.[b]	59,000	350,476
Sands China Ltd.	613,600	3,217,988
Shangri-La Asia Ltd.	390,666	755,095
SJM Holdings Ltd.	472,000	1,189,640
Swire Properties Ltd.	295,000	1,052,947
Wharf (Holdings) Ltd. (The)	354,000	3,158,841
Wynn Macau Ltd.[a]	401,200	1,217,465

		48,490,637

Security	Shares	Value

IRELAND — 0.27%
Elan Corp. PLC[a]	125,449	$1,448,007
Kerry Group PLC Class A	39,294	2,326,573
Ryanair Holdings PLC SP ADR	8,260	357,988

		4,132,568
ISRAEL — 0.45%
Israel Chemicals Ltd.	113,221	1,347,215
Israel Corp. Ltd. (The)	236	151,801
Mellanox Technologies Ltd.[a]	8,968	467,983
Mizrahi Tefahot Bank Ltd.[a]	10,030	102,553
NICE Systems Ltd.[a]	15,399	540,157
Teva Pharmaceutical Industries Ltd.	114,283	4,474,370

		7,084,079
ITALY — 1.07%
Assicurazioni Generali SpA	296,770	5,450,275
Fiat Industrial SpA	216,412	2,445,172
Fiat SpA[a]	142,898	855,698
Luxottica Group SpA	41,831	2,180,080
Pirelli & C. SpA	59,709	620,710
Prysmian SpA	27,258	550,913
Saipem SpA	67,083	1,901,508
Tenaris SA	119,652	2,656,497

		16,660,853
JAPAN — 22.00%
ABC-MART Inc.	5,900	221,076
Acom Co. Ltd.[a]	4,130	168,745
Advantest Corp.	35,400	529,855
AEON Credit Service Co. Ltd.	11,800	353,843
AEON Mall Co. Ltd.	19,300	621,143
Aisin Seiki Co. Ltd.	17,700	638,697
Ajinomoto Co. Inc.	177,000	2,429,412
Asahi Group Holdings Ltd.	100,300	2,495,916
Asahi Kasei Corp.	118,000	792,239
ASICS Corp.	41,300	744,935
Astellas Pharma Inc.	112,100	6,525,069
Benesse Holdings Inc.	17,700	784,062
Bridgestone Corp.	165,200	6,232,522
Calbee Inc.	5,900	583,883
Casio Computer Co. Ltd.	59,000	488,790
Chiyoda Corp.	59,000	605,082
Chugai Pharmaceutical Co. Ltd.	59,000	1,470,003
Citizen Holdings Co. Ltd.	23,600	139,308
Credit Saison Co. Ltd.	41,300	1,207,074
Dai-ichi Life Insurance Co. Ltd. (The)	2,183	3,002,998
Daihatsu Motor Co. Ltd.	59,000	1,170,188
Daiichi Sankyo Co. Ltd.	165,200	3,230,736
Daikin Industries Ltd.	59,000	2,368,237
Dainippon Sumitomo Pharma Co. Ltd.	35,400	650,508
Daito Trust Construction Co. Ltd.	17,700	1,715,306
Daiwa House Industry Co. Ltd.	118,000	2,667,447
Daiwa Securities Group Inc.	413,000	3,658,957
Dena Co. Ltd.	23,600	673,282
Dentsu Inc.	47,200	1,640,201
Don Quijote Co. Ltd.	11,800	643,240
East Japan Railway Co.	88,500	7,468,124
FamilyMart Co. Ltd.	11,800	539,667

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

FANUC Corp.	48,700	$7,349,246
Fast Retailing Co. Ltd.	13,000	4,764,398
Fuji Heavy Industries Ltd.	149,000	2,814,495
Gree Inc.[b]	23,600	302,601
Hakuhodo DY Holdings Inc.	6,490	535,004
Hamamatsu Photonics K.K.	17,700	727,733
Hankyu Hanshin Holdings Inc.	177,000	1,144,749
Hino Motors Ltd.	59,000	900,657
Hirose Electric Co. Ltd.	6,500	934,196
Hisamitsu Pharmaceutical Co. Inc.	17,700	1,041,177
Hitachi High-Technologies Corp.	5,900	147,000
Hitachi Ltd.	767,000	4,897,588
Hitachi Metals Ltd.	59,000	609,927
Hokuriku Electric Power Co.	23,600	347,422
Honda Motor Co. Ltd.	271,400	10,796,376
Hulic Co. Ltd.	17,700	196,606
Itochu Techno-Solutions Corp.	5,900	280,433
Japan Steel Works Ltd. (The)	59,000	299,210
Japan Tobacco Inc.	277,300	10,490,201
JGC Corp.	60,000	1,777,025
Kansai Paint Co. Ltd.	59,000	756,503
Kao Corp.	129,800	4,490,566
KDDI Corp.	70,800	3,401,540
Keikyu Corp.	118,000	1,305,862
Keio Corp.	148,059	1,273,724
Keisei Electric Railway Co. Ltd.	59,000	623,858
Keyence Corp.	11,887	3,770,745
Kintetsu Corp.[b]	413,000	2,090,227
Kirin Holdings Co. Ltd.	236,000	4,135,633
Koito Manufacturing Co. Ltd.	23,000	444,369
Kubota Corp.	295,000	4,230,726
Kyocera Corp.	41,300	4,201,653
Lawson Inc.	17,700	1,395,504
LIXIL Group Corp.	64,900	1,458,434
M3 Inc.	118	266,866
Mabuchi Motor Co. Ltd.	5,900	319,197
Makita Corp.	11,800	718,345
McDonald’s Holdings Co. (Japan) Ltd.	17,700	516,591
Meiji Holdings Co. Ltd.	11,800	532,399
Miraca Holdings Inc.	17,700	883,092
Mitsubishi Electric Corp.	472,000	4,496,623
Mitsubishi Estate Co. Ltd.	322,000	10,462,273
Mitsubishi Heavy Industries Ltd.	767,000	5,283,410
Mitsubishi Materials Corp.	295,000	844,934
Mitsubishi Motors Corp.[a]	1,003,000	1,184,119
Mitsui Fudosan Co. Ltd.	212,500	7,220,768
Murata Manufacturing Co. Ltd.	53,100	4,322,790
Nabtesco Corp.	23,600	520,891
Nexon Co. Ltd.	29,500	357,961
NHK Spring Co. Ltd.	17,769	192,265
Nidec Corp.	29,500	2,007,853
Nikon Corp.	88,500	1,924,269
Nintendo Co. Ltd.	29,500	3,270,711
Nippon Building Fund Inc.	59	849,174
Nippon Meat Packers Inc.	59,000	906,108
Nippon Steel & Sumitomo Metal Corp.	1,888,000	5,019,936
Nisshin Seifun Group Inc.	29,500	380,977
Nissin Foods Holdings Co. Ltd.	11,800	529,371
Nitori Holdings Co. Ltd.	9,050	681,932
Nitto Denko Corp.	41,300	2,713,479
NOK Corp.	17,700	254,934
Nomura Holdings Inc.	926,300	7,540,868
NTT Data Corp.	295	932,758

Security	Shares	Value

NTT Urban Development Corp.	295	$436,095
Odakyu Electric Railway Co. Ltd.	177,000	2,131,414
Olympus Corp.[a]	47,200	1,184,724
Omron Corp.	47,200	1,489,991
Ono Pharmaceutical Co. Ltd.	5,900	388,851
Oracle Corp. Japan	5,900	252,874
Oriental Land Co. Ltd.	12,700	2,054,738
Otsuka Corp.	5,900	609,927
PARK24 Co. Ltd.	23,600	476,070
Rakuten Inc.	182,900	1,950,858
Rinnai Corp.	5,900	468,802
Sanrio Co. Ltd.	11,800	591,757
Santen Pharmaceutical Co. Ltd.	17,700	886,726
Secom Co. Ltd.	53,100	2,965,445
Sega Sammy Holdings Inc.	47,200	1,240,932
Sekisui Chemical Co. Ltd.	59,000	742,573
Seven & I Holdings Co. Ltd.	118,000	4,530,541
Seven Bank Ltd.	147,500	523,920
Shimadzu Corp.	59,000	431,249
Shimamura Co. Ltd.	6,000	758,238
Shimano Inc.	17,700	1,539,051
Shin-Etsu Chemical Co. Ltd.	106,200	7,151,956
SMC Corp.	12,500	2,503,593
SoftBank Corp.	241,900	11,982,009
Sony Financial Holdings Inc.	44,749	631,659
Sumitomo Chemical Co. Ltd.	236,000	789,816
Sumitomo Realty & Development Co. Ltd.	118,000	5,572,323
Sumitomo Rubber Industries Inc.	29,500	544,210
Suruga Bank Ltd.	59,000	1,042,994
Suzuken Co. Ltd.	17,700	688,666
Suzuki Motor Corp.	94,400	2,420,811
Sysmex Corp.	17,700	1,141,115
Taiheiyo Cement Corp.	295,000	766,194
Taisei Corp.	236,000	787,394
Taisho Pharmaceutical Holdings Co. Ltd.	5,900	437,306
Taiyo Nippon Sanso Corp.	59,000	391,274
TDK Corp.	17,700	646,874
Terumo Corp.	41,300	2,052,069
THK Co. Ltd.	29,500	619,921
Tobu Railway Co. Ltd.	236,000	1,371,276
Toho Co. Ltd.	29,500	656,565
Toho Gas Co. Ltd.	118,000	702,597
Tohoku Electric Power Co. Inc.[a]	41,300	441,788
Tokio Marine Holdings Inc.	177,000	5,614,721
Tokyo Electron Ltd.	29,500	1,511,190
Tokyo Gas Co. Ltd.	590,000	3,367,621
Tokyu Corp.	177,000	1,404,589
Tokyu Land Corp.	59,000	723,796
TOTO Ltd.	59,000	611,744
Toyo Seikan Kaisha Ltd.	41,300	565,591
Toyo Suisan Kaisha Ltd.	13,000	441,741
Toyota Boshoku Corp.	17,700	254,207
Toyota Motor Corp.	702,100	40,651,309
Trend Micro Inc.	17,700	496,058
Tsumura & Co.	17,700	576,917
Unicharm Corp.	29,500	1,907,915
Ushio Inc.	29,500	300,421
USS Co. Ltd.	5,310	680,853
West Japan Railway Co.	23,600	1,141,115
Yahoo! Japan Corp.	3,658	1,830,690
Yakult Honsha Co. Ltd.	23,600	1,028,457
Yamaha Motor Co. Ltd.	29,500	411,262
Yamato Holdings Co. Ltd.	94,400	1,819,000

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

Yamato Kogyo Co. Ltd.	11,800	$389,457
Yamazaki Baking Co. Ltd.	59,000	771,646
Yaskawa Electric Corp.	60,000	732,368
Yokogawa Electric Corp.	47,200	479,704

		342,240,385
NETHERLANDS — 2.70%
Akzo Nobel NV	60,062	3,625,124
ASML Holding NV	79,355	5,905,892
D.E Master Blenders 1753 NVa	127,440	2,022,924
Fugro NV CVA	17,405	1,007,936
Heineken Holding NV	25,606	1,541,434
Heineken NV	58,056	4,104,131
Koninklijke Ahold NV	166,380	2,627,878
Royal Boskalis Westminster NV CVA	18,998	792,110
Royal Vopak NV	17,936	994,586
TNT Express NV	83,190	639,860
Unilever NV CVA	414,180	17,648,498
Ziggo NV	30,149	1,081,754

		41,992,127
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	256,001	680,792
Contact Energy Ltd.[a]	94,152	426,457
SKYCITY Entertainment Group Ltd.	100,005	382,620
Telecom Corp. of New Zealand Ltd.	212,931	475,837

		1,965,706
NORWAY — 0.36%
Aker Solutions ASA	41,477	579,967
Seadrill Ltd.	91,568	3,510,315
Subsea 7 SA	71,508	1,542,681

		5,632,963
PORTUGAL — 0.16%
Galp Energia SGPS SA Class B	69,620	1,117,048
Jeronimo Martins SGPS SA	56,640	1,350,483

		2,467,531
SINGAPORE — 1.52%
CapitaMalls Asia Ltd.	354,000	603,581
City Developments Ltd.	59,000	539,390
Genting Singapore PLC	1,534,000	1,911,817
Global Logistic Properties Ltd.	531,000	1,189,916
Jardine Cycle & Carriage Ltd.	28,000	1,107,133
Keppel Corp. Ltd.	354,200	3,080,000
Keppel REIT Management Ltd.	70,840	86,850
Noble Group Ltd.	1,003,181	916,314
Olam International Ltd.[b]	413,000	561,665
Oversea-Chinese Banking Corp. Ltd.	413,000	3,638,250
SembCorp Industries Ltd.	236,000	956,148
SembCorp Marine Ltd.[b]	236,000	825,852
Singapore Airlines Ltd.	59,000	531,726
Singapore Exchange Ltd.	217,000	1,317,874
Singapore Press Holdings Ltd.[b]	108,000	391,085
Singapore Technologies Engineering Ltd.	413,000	1,475,419
StarHub Ltd.	59,000	226,582
United Overseas Bank Ltd.	177,000	3,068,201
Wilmar International Ltd.	472,000	1,276,142

		23,703,945

Security	Shares	Value

SPAIN — 1.02%
Abertis Infraestructuras SA	46,528	$869,837
Amadeus IT Holding SA Class A	79,592	2,352,098
Bankia SAa,b	2,483	13,094
Distribuidora Internacional de Alimentacion SA	154,108	1,196,707
Ferrovial SA	35,813	593,267
Grifols SAa	37,701	1,514,512
Industria de Diseno Textil SA	54,870	7,382,361
International Consolidated Airlines Group SAa	245,499	1,035,731
Red Electrica Corporacion SA	13,983	744,597
Zardoya Otis SA	13,683	191,401

		15,893,605
SWEDEN — 3.27%
Alfa Laval AB	85,609	1,874,017
Assa Abloy AB Class B	85,078	3,392,264
Atlas Copco AB Class A	169,684	4,472,025
Atlas Copco AB Class B	100,064	2,375,943
Boliden AB	36,698	581,667
Electrolux AB Class B	61,124	1,732,735
Elekta AB Class B	94,341	1,452,319
Getinge AB Class B	51,212	1,543,524
Hennes & Mauritz AB Class B	241,546	8,556,344
Hexagon AB Class B	58,528	1,673,611
Industrivarden AB Class C	27,317	510,626
Investor AB Class B	116,643	3,441,727
Lundin Petroleum ABa,b	56,817	1,362,242
Millicom International Cellular SA SDR	16,166	1,323,618
Ratos AB Class B	24,072	231,120
Sandvik AB	252,284	3,579,754
Scania AB Class B	27,789	592,000
SKF AB Class B	99,002	2,306,374
Svenska Cellulosa AB Class B	53,041	1,379,050
Swedish Match AB	53,336	1,852,256
Tele2 AB Class B	81,184	1,393,378
Volvo AB Class B	379,252	5,255,386

		50,881,980
SWITZERLAND — 12.55%
ABB Ltd. Registered[a]	555,485	12,587,286
Actelion Ltd. Registered[a]	26,963	1,650,085
Aryzta AGa	21,948	1,363,259
Baloise Holding AG Registered	4,307	443,705
Barry Callebaut AG Registered[a]	472	461,355
Coca-Cola HBC AG SP ADR[a]	52,562	1,353,472
Compagnie Financiere Richemont SA Class A Bearer	132,101	10,679,569
Credit Suisse Group AG Registered	212,805	5,905,714
EMS-Chemie Holding AG Registered	2,242	648,622
Geberit AG Registered	9,263	2,264,522
Givaudan SA Registered[a]	2,124	2,734,597
Holcim Ltd. Registered	58,233	4,541,666
Julius Baer Group Ltd.[a]	35,497	1,415,371
Kuehne & Nagel International AG Registered	13,688	1,567,795
Lindt & Spruengli AG Participation Certificates	118	457,291
Lindt & Spruengli AG Registered	24	1,068,949
Nestle SA Registered	818,448	58,501,477
Partners Group Holding AG	4,366	1,120,933

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

Roche Holding AG Genusschein	178,062	$44,546,648
Schindler Holding AG Participation Certificates	12,390	1,859,267
Schindler Holding AG Registered	5,605	821,186
SGS SA Registered	1,416	3,425,106
Sika AG Bearer	531	1,283,271
Sonova Holding AG Registered[a]	12,449	1,356,197
Sulzer AG Registered	5,959	1,017,382
Swatch Group AG (The) Bearer	7,788	4,464,298
Swatch Group AG (The) Registered	11,033	1,109,298
Syngenta AG Registered	23,482	10,045,478
UBS AG Registered[a]	925,297	16,534,722

		195,228,521

UNITED KINGDOM — 21.68%
3i Group PLC	123,664	632,459
Aberdeen Asset Management PLC	226,973	1,585,082
Admiral Group PLC	33,040	658,735
Aggreko PLC	67,968	1,885,097
AMEC PLC	78,824	1,242,766
Antofagasta PLC	100,713	1,406,829
ARM Holdings PLC	351,286	5,445,549
Associated British Foods PLC	92,748	2,793,232
Babcock International Group PLC	92,571	1,541,630
BG Group PLC	862,167	14,552,661
British American Tobacco PLC	491,352	27,270,652
British Sky Broadcasting Group PLC	268,568	3,527,916
BT Group PLC	2,002,932	8,610,162
Bunzl PLC	83,780	1,667,755
Burberry Group PLC	111,864	2,326,046
Capita PLC	165,554	2,325,457
Carnival PLC	44,663	1,612,714
Centrica PLC	462,442	2,670,254
Cobham PLC	276,356	1,077,452
Compass Group PLC	463,268	6,107,130
Croda International PLC	34,987	1,349,365
Diageo PLC	635,666	19,430,856
Experian PLC	255,175	4,495,790
Fresnillo PLC	45,902	823,011
G4S PLC	358,779	1,746,688
GKN PLC	408,516	1,747,219
GlaxoSmithKline PLC	1,249,561	32,293,700
Glencore International PLC[b]	2,535,348	12,506,903
Hargreaves Lansdown PLC	56,994	868,870
IMI PLC	82,836	1,597,393
Imperial Tobacco Group PLC	251,458	9,001,497
Inmarsat PLC	114,460	1,287,102
InterContinental Hotels Group PLC	69,053	2,039,859
Intertek Group PLC	41,418	2,132,436
Invensys PLC	202,193	1,210,625
ITV PLC	953,145	1,867,696
Johnson Matthey PLC	51,732	1,951,701
Legal & General Group PLC	485,275	1,280,204
Lloyds Banking Group PLC[a]	10,699,355	9,047,295
London Stock Exchange Group PLC	44,191	922,325
Meggitt PLC	201,780	1,471,641
Melrose Industries PLC	299,661	1,138,464
Next PLC	40,710	2,761,909
Pearson PLC	206,441	3,762,481
Petrofac Ltd.	66,611	1,399,591
Prudential PLC	647,702	11,139,328
Randgold Resources Ltd.	22,243	1,751,723
Reckitt Benckiser Group PLC	165,377	12,087,171

Security	Shares	Value

Reed Elsevier PLC	300,959	$3,522,465
Rexam PLC	101,048	812,306
Rio Tinto PLC	339,722	15,434,026
Rolls-Royce Holdings PLC[a]	475,894	8,369,705
SABMiller PLC	242,726	13,103,263
Sage Group PLC (The)	309,868	1,627,691
Schroders PLC	27,435	997,042
Serco Group PLC	126,791	1,220,533
Severn Trent PLC	29,736	842,780
Shire PLC	143,193	4,461,771
Smith & Nephew PLC	227,563	2,601,447
Smiths Group PLC	100,123	1,947,894
Standard Chartered PLC	612,243	15,408,321
Tate & Lyle PLC	120,891	1,588,968
Tullow Oil PLC	230,395	3,589,456
Unilever PLC	326,801	14,170,525
Vedanta Resources PLC	26,432	497,368
Weir Group PLC (The)	53,690	1,841,732
Whitbread PLC	46,079	1,832,379
Wm Morrison Supermarkets PLC	569,173	2,587,601
Wolseley PLC	68,680	3,402,424
WPP PLC	321,255	5,320,017

		337,232,135

TOTAL COMMON STOCKS
(Cost: $1,146,806,974)		1,531,128,958

PREFERRED STOCKS — 0.76%

GERMANY — 0.75%
Henkel AG & Co. KGaA	45,312	4,277,338
Porsche Automobil Holding SE	24,780	1,943,536
ProSiebenSat.1 Media AG	17,051	653,720
Volkswagen AG	23,600	4,788,482

		11,663,076
UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC[a]	56,631,386	88,141

		88,141

TOTAL PREFERRED STOCKS
(Cost: $8,006,214)		11,751,217

RIGHTS — 0.00%

SPAIN — 0.00%
Bankia SAa,b	2,483	4,059

		4,059

TOTAL RIGHTS
(Cost: $95,836)		4,059

151

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	13,802,842	$13,802,842
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	959,168	959,168
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	337,820	337,820

		15,099,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,099,830)		15,099,830

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $1,170,008,854)		1,557,984,064
Other Assets, Less Liabilities — (0.16)%		(2,462,919)

NET ASSETS — 100.00%		$1,555,521,145

FDR — Fiduciary Depositary Receipts

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

152

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 4.74%
Amcor Ltd.	40,950	$420,405
ASX Ltd.	10,170	397,047
Aurizon Holdings Ltd.	394,740	1,700,503
CFS Retail Property Trust Group	1,570,140	3,585,743
Commonwealth Bank of Australia	66,960	5,105,349
CSL Ltd.	15,120	988,177
Federation Centres	420,480	1,134,846
GPT Group	548,280	2,333,482
Metcash Ltd.	70,470	299,189
Telstra Corp. Ltd.	575,550	2,975,299
Westfield Group	84,600	1,023,091
Woolworths Ltd.	172,530	6,520,839

		26,483,970
BELGIUM — 1.10%
Belgacom SA	142,020	3,276,686
Colruyt SA	56,970	2,878,563

		6,155,249
DENMARK — 2.38%
Coloplast A/S Class B	17,460	950,969
Novo Nordisk A/S Class B	24,750	4,346,060
Novozymes A/S Class B	28,890	998,770
TDC A/S	613,530	4,982,059
TrygVesta A/S	23,130	2,005,027

		13,282,885
FINLAND — 0.49%
Elisa OYJ	88,020	1,671,056
Orion OYJ Class B	37,170	1,068,308

		2,739,364
FRANCE — 4.50%
Danone SA	18,000	1,376,647
Dassault Systemes SA	11,880	1,450,356
Essilor International SA	19,260	2,169,526
Eutelsat Communications SA	77,040	2,784,529
Iliad SA	20,970	4,799,494
L’Air Liquide SA	26,190	3,318,918
L’Oreal SA	2,070	369,519
SCOR SE	10,080	306,256
SES SA Class A FDR	163,080	5,097,762
Sodexo	16,560	1,384,412
Total SA	41,310	2,084,303

		25,141,722
GERMANY — 3.45%
Axel Springer AG	7,110	299,962
Beiersdorf AG	20,880	1,892,013
Deutsche Telekom AG Registered	223,650	2,648,435
Fresenius Medical Care AG & Co. KGaA	39,150	2,704,645

Security	Shares	Value

Fresenius SE & Co. KGaA	16,290	$2,045,015
Linde AG	11,970	2,266,188
Muenchener Rueckversicherungs-Gesellschaft AG Registered	12,510	2,504,491
QIAGEN NVa	107,010	2,122,579
SAP AG	34,920	2,776,584

		19,259,912
HONG KONG — 7.84%
AIA Group Ltd.	522,000	2,317,205
BOC Hong Kong (Holdings) Ltd.	495,000	1,703,025
Cheung Kong Infrastructure Holdings Ltd.	455,000	3,300,840
CLP Holdings Ltd.	765,500	6,746,927
Hang Seng Bank Ltd.	495,000	8,279,128
Hong Kong and China Gas Co. Ltd. (The)[b]	360,500	1,084,668
Link REIT (The)	1,395,000	7,900,195
MTR Corp. Ltd.	1,350,000	5,566,580
Power Assets Holdings Ltd.	675,000	6,592,918
Swire Properties Ltd.	72,000	256,990

		43,748,476
IRELAND — 0.26%
Ryanair Holdings PLC SP ADR	33,300	1,443,222

		1,443,222
ISRAEL — 1.64%
Bank Hapoalim BMa	520,650	2,419,094
Bezeq The Israel Telecommunication Corp. Ltd.[b]	1,012,950	1,469,887
Mizrahi Tefahot Bank Ltd.[a]	81,810	836,478
NICE Systems Ltd.[a]	42,480	1,490,089
Teva Pharmaceutical Industries Ltd.	74,520	2,917,582

		9,133,130
ITALY — 0.07%
Snam SpA	83,700	412,047

		412,047
JAPAN — 25.77%
All Nippon Airways Co. Ltd.[b]	90,000	195,873
Asahi Group Holdings Ltd.	27,000	671,882
Astellas Pharma Inc.	36,000	2,095,473
Bank of Kyoto Ltd. (The)	180,000	1,892,208
Bank of Yokohama Ltd. (The)	360,000	2,187,866
Benesse Holdings Inc.	63,000	2,790,730
Central Japan Railway Co.	18,000	2,171,235
Chiba Bank Ltd. (The)	630,000	4,889,436
Chugai Pharmaceutical Co. Ltd.	54,000	1,345,427
Chugoku Bank Ltd. (The)	180,000	3,133,970
East Japan Railway Co.	45,000	3,797,351
FamilyMart Co. Ltd.	54,000	2,469,664
Gunma Bank Ltd. (The)	360,000	2,287,650
Hachijuni Bank Ltd. (The)	360,000	2,446,566
Iyo Bank Ltd. (The)	185,000	1,937,173
Japan Prime Realty Investment Corp.	270	992,301
Japan Real Estate Investment Corp.	360	4,826,609
Joyo Bank Ltd. (The)	270,000	1,657,530
Kamigumi Co. Ltd.	180,000	1,685,248
Kao Corp.	18,000	622,729
Keikyu Corp.	110,000	1,217,329

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

Kintetsu Corp.[b]	360,000	$1,821,989
Lawson Inc.	54,000	4,257,468
McDonald’s Holdings Co. (Japan) Ltd.	63,000	1,838,713
Mitsubishi Tanabe Pharma Corp.	135,000	2,052,510
Nippon Building Fund Inc.	310	4,461,760
Nippon Telegraph and Telephone Corp.	108,000	5,349,553
Nissin Foods Holdings Co. Ltd.	54,000	2,422,544
Nitori Holdings Co. Ltd.	31,500	2,373,576
NTT DOCOMO Inc.	4,140	6,842,624
Odakyu Electric Railway Co. Ltd.	270,000	3,251,309
Ono Pharmaceutical Co. Ltd.	63,000	4,152,140
Oracle Corp. Japan	9,000	385,741
Oriental Land Co. Ltd.	45,000	7,280,567
Osaka Gas Co. Ltd.	360,000	1,559,593
Otsuka Holdings Co. Ltd.	171,000	6,161,688
Rakuten Inc.	54,000	575,978
Rinnai Corp.	700	55,621
Sankyo Co. Ltd.	18,000	820,450
Santen Pharmaceutical Co. Ltd.	54,000	2,705,266
Secom Co. Ltd.	54,000	3,015,707
Seven Bank Ltd.	495,000	1,758,238
Shimamura Co. Ltd.	18,000	2,274,715
Shizuoka Bank Ltd. (The)	470,000	5,751,360
Suzuken Co. Ltd.	27,000	1,050,508
Takeda Pharmaceutical Co. Ltd.	153,000	8,403,141
Toho Gas Co. Ltd.	270,000	1,607,638
Tokyo Gas Co. Ltd.	630,000	3,595,935
TonenGeneral Sekiyu K.K.	270,000	2,727,441
Unicharm Corp.	18,000	1,164,151
USS Co. Ltd.	8,100	1,038,589
West Japan Railway Co.	126,000	6,092,393
Yamato Holdings Co. Ltd.	90,000	1,734,216

		143,897,372
NETHERLANDS — 1.23%
Koninklijke Ahold NV	121,140	1,913,338
Unilever NV CVA	116,460	4,962,442

		6,875,780
NEW ZEALAND — 0.40%
Auckland International Airport Ltd.	712,800	1,895,574
Contact Energy Ltd.[a]	73,980	335,088

		2,230,662
SINGAPORE — 5.40%
ComfortDelGro Corp. Ltd.	450,000	725,247
DBS Group Holdings Ltd.	511,000	6,953,566
Oversea-Chinese Banking Corp. Ltd.[b]	911,000	8,025,291
Singapore Airlines Ltd.	540,000	4,866,642
Singapore Press Holdings Ltd.	12,000	43,454
Singapore Telecommunications Ltd.	1,260,000	4,020,461
StarHub Ltd.	630,000	2,419,437
United Overseas Bank Ltd.	180,000	3,120,205

		30,174,303
SWITZERLAND — 13.36%
Banque Cantonale Vaudoise Registered	3,060	1,694,784
Barry Callebaut AG Registered	1,710	1,671,435
EMS-Chemie Holding AG Registered	4,320	1,249,798

Security	Shares	Value

Givaudan SA Registered[a]	6,930	$8,922,203
Lindt & Spruengli AG Registered	92	4,097,637
Nestle SA Registered	112,140	8,015,605
Novartis AG Registered	120,060	8,924,208
Partners Group Holding AG	7,290	1,871,645
Roche Holding AG Genusschein	37,980	9,501,644
Schindler Holding AG Registered	7,290	1,068,054
SGS SA Registered	3,330	8,054,804
Swiss Prime Site AG Registered	51,030	4,188,640
Swisscom AG Registered	17,640	8,313,464
Syngenta AG Registered	16,470	7,045,781

		74,619,702
UNITED KINGDOM — 26.78%
Admiral Group PLC	27,638	551,032
Associated British Foods PLC	126,720	3,816,345
AstraZeneca PLC	158,400	8,240,395
Babcock International Group PLC	76,500	1,273,992
BP PLC	414,540	3,009,168
British American Tobacco PLC	85,680	4,755,347
British Sky Broadcasting Group PLC	280,170	3,680,320
Capita PLC	350,730	4,926,535
Centrica PLC	1,068,930	6,172,266
Compass Group PLC	473,490	6,241,884
Diageo PLC	163,350	4,993,236
Experian PLC	23,490	413,858
G4S PLC	189,990	924,951
GlaxoSmithKline PLC	326,250	8,431,617
HSBC Holdings PLC	297,180	3,253,907
Imperial Tobacco Group PLC	38,160	1,366,022
J Sainsbury PLC	1,001,520	5,940,459
Marks & Spencer Group PLC	240,210	1,527,604
National Grid PLC	638,460	8,143,369
Next PLC	20,250	1,373,831
Pearson PLC	279,720	5,098,024
Reckitt Benckiser Group PLC	117,270	8,571,098
Reed Elsevier PLC	347,310	4,064,963
Rexam PLC	195,480	1,571,427
Royal Dutch Shell PLC Class A	95,490	3,257,766
Royal Dutch Shell PLC Class B	117,720	4,127,936
RSA Insurance Group PLC	956,610	1,657,111
Sage Group PLC (The)	312,840	1,643,303
Serco Group PLC	421,920	4,061,545
Shire PLC	70,650	2,201,394
SSE PLC	321,660	7,794,839
Tesco PLC	694,170	3,955,909
Unilever PLC	189,090	8,199,193
Vodafone Group PLC	2,721,330	8,310,012
Wm Morrison Supermarkets PLC	1,314,090	5,974,178

		149,524,836

TOTAL COMMON STOCKS
(Cost: $501,346,362)		555,122,632

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	4,218,764	4,218,764

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	293,165	$293,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	481,749	481,749

		4,993,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,993,678)		4,993,678

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $506,340,040)		560,116,310
Other Assets, Less Liabilities — (0.30)%		(1,686,709)

NET ASSETS — 100.00%		$558,429,601

FDR — Fiduciary Depositary Receipts
SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.87%

AUSTRALIA — 7.88%
Abacus Property Group	243,840	$592,296
Acrux Ltd.	248,623	1,042,655
Adelaide Brighton Ltd.	909,492	3,209,933
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	2
Ainsworth Game Technology Ltd.	93,708	370,612
Alkane Resources Ltd.[b]	377,568	215,564
Ansell Ltd.	240,084	3,937,662
APN News & Media Ltd.	1,180,297	514,587
Aquarius Platinum Ltd.[b]	692,354	416,845
Aquila Resources Ltd.[b,c]	182,300	350,087
ARB Corp. Ltd.	67,200	906,840
Ardent Leisure Group	463,980	741,717
Aristocrat Leisure Ltd.	412,680	1,687,826
Arrium Ltd.	1,934,352	1,706,761
Aspen Group Ltd.	1,785,924	352,237
Astro Japan Property Trust	139,907	567,851
Atlas Iron Ltd.	1,028,280	891,284
Aurora Oil and Gas Ltd.[b,c]	443,004	1,402,574
Ausdrill Ltd.	211,246	332,215
Ausenco Ltd.	119,700	344,185
Austin Engineering Ltd.	58,308	308,686
Australand Property Group	173,052	673,637
Australian Agricultural Co. Ltd.[b]	414,504	503,423
Automotive Holdings Group	216,828	916,068
AWE Ltd.[b]	897,180	1,201,400
Bandanna Energy Ltd.[b]	360,924	50,579
Bank of Queensland Ltd.	305,375	3,179,454
Bathurst Resources Ltd.[b,c]	1,073,880	189,506
Beach Energy Ltd.	1,769,508	2,498,099
Beadell Resources Ltd.[b,c]	786,372	575,487
Billabong International Ltd.[b,c]	559,968	276,105
BlueScope Steel Ltd.[b]	707,856	3,637,209
Boart Longyear Ltd.	653,832	648,168
Bradken Ltd.	236,088	1,259,665
Buru Energy Ltd.[b,c]	220,704	426,129
BWP Trust	558,372	1,402,675
Cabcharge Australia Ltd.	126,460	627,479
Cardno Ltd.	160,645	1,085,591
carsales.com Ltd.	221,388	2,222,280
Challenger Diversified Property Group	164,616	463,084
Challenger Ltd.	636,286	2,774,085
Charter Hall Retail REIT	390,166	1,737,500
Clough Ltd.	308,028	377,303
Coalspur Mines Ltd.[b,c]	600,728	283,731
Cockatoo Coal Ltd.[b]	745,914	48,781
Commonwealth Property Office Fund	2,302,572	2,772,614
Credit Corp. Group Ltd.	56,544	521,803
CSR Ltd.	299,908	631,978
Cudeco Ltd.[b,c]	153,348	600,119
David Jones Ltd.	799,702	2,473,789
Decmil Group Ltd.	177,612	343,850
Discovery Metals Ltd.[b,c]	460,800	162,633
Downer EDI Ltd.	561,755	2,863,166
Drillsearch Energy Ltd.[b]	415,188	487,014
DUET Group	1,792,308	4,576,842
DuluxGroup Ltd.	355,224	1,729,391

Security	Shares	Value

Emeco Holdings Ltd.	749,106	$357,700
Energy Resources of Australia Ltd.[b,c]	495,006	529,256
Energy World Corp. Ltd.[b,c]	1,293,345	429,618
Envestra Ltd.	1,435,800	1,564,953
Evolution Mining Ltd.[b]	502,740	508,822
Fairfax Media Ltd.[c]	2,133,396	1,439,471
FKP Property Group	242,820	415,898
Fleetwood Corp. Ltd.[c]	78,595	697,556
FlexiGroup Ltd.	151,074	658,654
Focus Minerals Ltd.[b]	9,611,499	169,613
Forge Group Ltd.	30,046	180,274
G.U.D Holdings Ltd.	97,812	740,181
Gindalbie Metals Ltd.[b,c]	1,796,868	335,743
Goodman Fielder Ltd.[b]	2,071,608	1,666,585
GrainCorp Ltd. Class A	276,108	3,674,389
Grange Resources Ltd.	1,368,517	234,397
Gryphon Minerals Ltd.[b,c]	598,500	127,361
Guildford Coal Ltd.[b]	389,880	105,226
GWA Group Ltd.	221,616	595,825
Hills Industries Ltd.	344,809	393,722
Horizon Oil Ltd.[b,c]	1,753,031	736,992
iiNET Ltd.	195,747	1,253,714
Imdex Ltd.	362,292	370,436
Independence Group NL	282,585	968,013
Indophil Resources NLb	812,820	223,593
Infigen Energy[b]	1,983,003	545,491
Intrepid Mines Ltd.[b,c]	777,024	213,746
Investa Office Fund	958,335	3,262,942
Invocare Ltd.	127,680	1,546,721
IOOF Holdings Ltd.	365,712	3,348,312
Iress Ltd.	83,676	726,148
Ivanhoe Australia Ltd.[b]	414,800	77,505
JB Hi-Fi Ltd.[c]	172,045	2,857,460
Jupiter Mines Ltd.[b]	987,769	97,409
Kagara Ltd.[a,b,c]	901,138	9
Karoon Gas Australia Ltd.[b]	226,745	983,857
Kingsgate Consolidated Ltd.[c]	221,501	496,647
Kingsrose Mining Ltd.	356,660	211,032
Linc Energy Ltd.[b,c]	567,948	1,131,952
Lynas Corp. Ltd.[b,c]	2,440,056	1,279,114
M2 Telecommunications Group Ltd.[c]	181,260	1,059,323
MACA Ltd.	98,496	238,228
Macmahon Holdings Ltd.	3,212,132	600,184
Macquarie Atlas Roads Group	246,696	430,219
Maverick Drilling & Exploration Ltd.[b]	207,252	136,613
McMillan Shakespeare Ltd.	54,720	866,800
Medusa Mining Ltd.	183,312	622,238
Mermaid Marine Australia Ltd.	123,120	493,326
Mesoblast Ltd.[b,c]	141,275	862,305
Metals X Ltd.[b]	793,590	94,735
Miclyn Express Offshore Ltd.	169,090	344,027
Mincor Resources NL	941,473	640,129
Mineral Deposits Ltd.[b]	95,988	298,921
Mineral Resources Ltd.	96,444	976,108
Mirabela Nickel Ltd.[b]	1,526,004	221,770
Monadelphous Group Ltd.[c]	74,100	1,609,925
Mount Gibson Iron Ltd.	1,066,372	547,939
Myer Holdings Ltd.	725,040	2,415,934
Navitas Ltd.	173,280	973,114
Nexus Energy Ltd.[b]	2,086,708	281,594
Northern Iron Ltd.[b]	430,279	140,695
Northern Star Resources Ltd.	423,396	296,667
NRW Holdings Ltd.	318,599	429,938

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Nufarm Ltd.	140,591	$612,950
OM Holdings Ltd.[b]	685,596	277,556
OrotonGroup Ltd.	58,824	428,657
Pacific Brands Ltd.	1,633,634	1,458,382
Paladin Energy Ltd.[b,c]	892,164	699,214
PanAust Ltd.	633,550	1,525,763
Panoramic Resources Ltd.	494,550	151,443
Papillon Resources Ltd.[b]	363,215	380,806
Perilya Ltd.[b,c]	1,263,943	196,805
Perpetual Ltd.	30,274	1,294,748
Perseus Mining Ltd.[b,c]	536,256	754,275
Pharmaxis Ltd.[b]	362,360	54,541
Platinum Asset Management Ltd.	78,235	410,120
Premier Investments Ltd.	102,600	921,259
Primary Health Care Ltd.	596,168	3,261,350
Programmed Maintenance Services Ltd.	215,806	539,882
Qube Logistics Holdings Ltd.	277,020	503,231
REA Group Ltd.	68,172	2,201,528
Red Fork Energy Ltd.[b]	360,696	258,350
Regis Resources Ltd.[b]	436,620	1,708,689
Reject Shop Ltd. (The)	44,916	828,993
Resolute Mining Ltd.	650,873	645,235
Rex Minerals Ltd.[b]	275,764	94,465
Roc Oil Co. Ltd.[b,c]	1,850,808	874,160
SAI Global Ltd.	280,989	1,029,632
Sandfire Resources NLb,c	69,540	404,963
Saracen Mineral Holdings Ltd.[b,c]	710,448	106,935
Sedgman Ltd.	166,127	127,612
Seek Ltd.	298,996	3,469,967
Senex Energy Ltd.[b,c]	1,040,277	739,704
Seven West Media Ltd.	697,908	1,448,926
Sigma Pharmaceuticals Ltd.	2,360,406	1,788,660
Silex Systems Ltd.[b]	198,711	561,060
Silver Lake Resources Ltd.[b,c]	350,208	381,710
Skilled Group Ltd.	270,278	799,602
SMS Management & Technology Ltd.	75,012	379,987
Southern Cross Media Group Ltd.	474,924	766,607
Spark Infrastructure Group	1,511,694	2,808,892
St Barbara Ltd.[b]	571,326	355,839
Starpharma Holdings Ltd.[b]	217,402	220,032
STW Communications Group Ltd.	804,490	1,210,896
Sundance Resources Ltd.[b]	3,727,210	406,248
Super Retail Group Ltd.	137,028	1,871,903
Tassal Group Ltd.	461,756	1,030,550
Ten Network Holdings Ltd.[b]	1,603,793	516,093
Tiger Resources Ltd.[b]	1,625,640	404,999
TPG Telecom Ltd.	314,039	1,180,077
Transfield Services Ltd.	534,212	884,489
Transpacific Industries Group Ltd.[b]	1,159,103	1,167,110
Troy Resources Ltd.	117,340	227,775
UGL Ltd.	265,164	2,769,049
UXC Ltd.	295,488	361,943
Western Areas NL	247,939	710,350
Western Desert Resources Ltd.[b,c]	421,800	321,819
Wotif.com Holdings Ltd.	142,728	757,091

		163,143,047
AUSTRIA — 1.00%
Atrium European Real Estate Ltd.	372,615	2,226,371
Austria Technologie & Systemtechnik AG	19,260	162,511
CA Immobilien Anlagen AGb	55,176	776,543
conwert Immobilien Invest SE	197,220	2,234,308

Security	Shares	Value

EVN AG	30,958	$418,354
Kapsch TrafficCom AGc	3,152	155,004
Lenzing AG	9,308	770,784
Oesterreichische Post AG	85,272	3,783,021
RHI AG	65,664	2,172,510
Rosenbauer International AG	7,484	549,093
S IMMO AG	364,197	2,280,748
Schoeller-Bleckmann Oilfield Equipment AG	19,335	1,892,982
Wienerberger AG	188,456	2,323,105
Zumtobel AG	87,482	980,704

		20,726,038
BELGIUM — 1.30%
Ackermans & van Haaren NV	53,124	4,526,601
Agfa-Gevaert NVb	272,102	491,473
Barco NV	25,992	2,314,794
Bekaert NV	41,724	1,344,968
Cofinimmo SA	26,220	3,161,285
Compagnie Maritime Belge SA	26,175	516,947
Econocom Group SA	43,320	326,116
Elia System Operator SA	41,724	1,841,699
Euronav SAb	21,843	87,833
EVS Broadcast Equipment SA	18,195	1,235,397
Galapagos NVb	50,561	1,323,194
Intervest Offices & Warehouses	10,488	273,091
KBC Ancora SCA[b,c]	33,060	628,079
Nyrstar NV	159,282	774,890
Recticel SA	41,677	329,132
RHJ International SAb,c	190,642	924,940
SA D’Ieteren NV	23,484	1,083,646
SIPEF NV	23,211	1,825,067
Tessenderlo Chemie NV	71,592	2,026,487
ThromboGenics NVb,c	39,900	1,951,089

		26,986,728
DENMARK — 1.97%
ALK-Abello A/S	23,439	1,728,408
Alm. Brand A/Sb	99,799	360,021
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Bb	24,655	643,085
Bang & Olufsen A/S Class Bb,c	106,629	889,997
Bavarian Nordic A/Sb	50,561	612,460
Christian Hansen Holding A/S	99,180	3,577,878
D/S Norden A/S	37,798	1,169,710
East Asiatic Co. Ltd. A/Sb,c	61,956	1,084,650
FLSmidth & Co. A/S	64,980	3,783,926
Genmab A/Sb,c	48,281	1,260,184
GN Store Nord A/S	306,432	5,603,068
IC Companys A/S	10,944	219,656
Jyske Bank A/S Registered[b,c]	62,868	2,449,150
NKT Holding A/S	45,545	1,683,287
Pandora A/S	62,640	1,914,109
Rockwool International A/S Class B	6,840	904,146
Royal Unibrew A/S	15,003	1,361,027
Schouw & Co. A/S	20,247	671,326
SimCorp A/S	10,488	3,069,459
Solar Holdings A/S Class B	9,536	478,912
Sydbank A/Sb	101,390	2,312,896
Topdanmark A/Sb	86,256	2,214,763
United International Enterprises Ltd.	3,192	555,994
Vestas Wind Systems A/Sb,c	251,940	2,185,727

		40,733,839

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

FINLAND — 1.45%
Amer Sports OYJ Class A	195,624	$3,332,207
Biotie Therapies OYJ[b]	366,624	174,009
Cargotec Corp. OYJ Class Bc	22,983	685,101
Citycon OYJ	874,465	2,836,121
HKScan OYJ Class A	36,432	176,277
Huhtamaki OYJ	168,036	3,150,280
Kemira OYJ	56,717	859,173
Konecranes OYJ	77,520	2,814,654
Metsa Board OYJ Class B	126,768	394,429
Outokumpu OYJ[b,c]	1,073,880	746,836
Outotec OYJ	261,744	3,823,523
Poyry OYJ[b]	39,396	231,028
Ramirent OYJ	67,884	673,027
Rautaruukki OYJ	48,108	309,771
Sponda OYJ	95,918	512,156
Stockmann OYJ Abp Class B	25,035	362,407
Talvivaara Mining Co. PLC[b,c]	1,562,889	339,779
Technopolis OYJ	102,829	553,125
Tieto OYJ	111,036	2,380,300
Tikkurila OYJ	13,412	288,223
Uponor OYJ	133,523	1,978,653
YIT OYJ	182,172	3,446,520

		30,067,599
FRANCE — 3.57%
Air France-KLM[b,c]	170,905	1,734,072
Alcatel-Lucent[b,c]	2,992,956	4,107,696
ALTEN	11,400	411,214
Altran Technologies SAb,c	242,820	1,914,401
Aperam	61,044	750,319
Artprice.com[b,c]	5,432	170,230
Beneteau SAb	120,532	1,263,330
BOURBON SA	69,480	1,897,087
Club Mediterranee SAb	73,807	1,255,262
Compagnie Plastic Omnium SA	17,784	869,159
Derichebourg[b]	273,242	1,105,584
Eiffage SA	35,112	1,555,863
Etablissements Maurel et Prom	129,960	2,212,847
Euler Hermes SA	5,888	562,799
Eurofins Scientific SA	14,592	3,174,286
Faurecia[c]	43,498	808,604
GameLoft SAb,c	69,312	466,043
GFI Informatique	25,781	110,127
Groupe Steria SCA	66,120	977,205
Haulotte Group[b]	98,426	824,007
Havas SA	612,636	3,748,533
Ingenico SA	59,280	3,977,296
Ipsen SA	16,143	577,300
Ipsos SA	31,920	1,071,021
Jacquet Metal Service SA	71,532	822,836
M6-Metropole Television	30,552	511,956
Maurel & Prom Nigeria[b]	163,837	762,490
Medica SA	26,676	494,485
Neopost SAc	35,796	2,357,077
Nexans SA	39,394	1,809,747
Nexity	50,333	1,811,602
Orco Property Group[b]	155,268	476,963

Security	Shares	Value

Orpea SA	65,208	$2,837,018
PagesJaunes Groupe SAb,c	144,402	304,607
Parrot SAb	14,759	378,852
Rallye SA	5,888	233,115
Rubis SCA	31,692	2,038,371
SA des Ciments Vicat	4,332	257,009
Saft Groupe SA	63,324	1,560,360
SEB SA	40,356	2,928,423
Sechilienne-Sidec	55,577	1,025,085
Societe Immobiliere de Location pour l’Industrie et le Commerce	29,412	3,467,033
Societe Television Francaise 1	82,536	874,115
Soitec SAb,c	162,925	590,701
Technicolor SA Registered[b]	536,940	2,229,891
Teleperformance SA	97,584	4,299,642
Ubisoft Entertainment SAb	52,385	584,975
Valeo SA	91,884	5,342,269
Virbac SA	1,328	271,380

		73,814,287
GERMANY — 5.60%
Aareal Bank AGb	44,688	1,075,229
ADVA Optical Networking SEb	105,945	509,685
AIXTRON SEc	135,347	1,932,522
Alstria Office REIT AG	47,880	580,750
Aurubis AG	60,876	3,829,154
Balda AG	92,185	524,066
Bechtle AG	7,980	353,500
Bertrandt AG	12,728	1,465,618
Bilfinger Berger SE	69,540	6,976,966
Borussia Dortmund GmbH & Co. KGaA	114,000	492,676
Carl Zeiss Meditec AG Bearer	31,236	957,677
CENTROTEC Sustainable AG	19,791	410,434
Colonia Real Estate AGb,c	53,811	323,507
CTS Eventim AG	20,019	773,976
Delticom AG	3,380	166,216
Deutsche EuroShop AG	28,956	1,242,043
Deutsche Wohnen AG Bearer	176,016	3,107,277
DEUTZ AGb,c	233,352	1,263,832
Dialog Semiconductor PLC[b,c]	63,780	758,470
Draegerwerk AG & Co. KGaA	3,836	408,637
Drillisch AG	46,968	949,893
Duerr AG	10,488	1,194,409
ElringKlinger AGc	74,100	2,421,332
Freenet AG	171,133	4,266,508
Fuchs Petrolub AG	16,371	1,249,039
GAGFAH SAb	145,602	1,881,225
Gerresheimer AGc	53,352	3,049,560
Gerry Weber International AG	20,520	901,019
Gesco AG	5,244	555,999
GFK SE	15,687	896,140
Gildemeister AG	113,772	2,567,199
GSW Immobilien AG	45,372	1,822,668
Heidelberger Druckmaschinen AGb,c	351,416	771,406
Indus Holding AG	16,188	532,916
IVG Immobilien AGb,c	214,438	180,372
Kloeckner & Co. SEb,c	148,794	1,795,348
Kontron AG	169,993	923,145
Krones AG	6,156	428,610
KUKA AGb	66,804	3,020,952
KWS Saat AG	2,052	771,027
LEONI AG	59,052	2,665,338
MLP AG	134,442	955,369

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

MorphoSys AGb,c	63,840	$2,902,488
MTU Aero Engines Holding AG	82,080	7,774,115
Nordex SEb,c	44,815	337,311
NORMA Group AG	24,624	869,556
PATRIZIA Immobilien AGb	37,867	383,865
Pfeiffer Vacuum Technology AG	9,348	1,136,803
Prime Office REIT AG	46,916	197,315
QSC AG	183,896	593,999
R Stahl AG	5,204	243,564
Rational AG	1,824	566,201
Rheinmetall AG	61,332	2,908,134
Rhoen Klinikum AG	133,380	2,852,258
SAF-Holland SAb	42,408	352,629
SGL Carbon SEc	59,964	2,049,936
Sky Deutschland AGb,c	538,308	3,090,767
Software AG	98,040	3,431,100
SolarWorld AGc	241,788	223,141
Stada Arzneimittel AG	86,184	3,493,969
Stroer Out-Of-Home Media AGb,c	21,389	206,560
Suss Microtec AGb,c	25,308	289,951
Symrise AG	182,628	7,801,168
TAG Immobilien AG	104,196	1,263,823
Tom Tailor Holding AG	18,468	394,076
TUI AGb	140,904	1,494,688
Vossloh AG	19,380	2,120,700
Wacker Neuson SE	17,100	251,373
Wincor Nixdorf AG	51,984	2,738,687
Wirecard AG	171,684	4,610,713
XING AGc	7,484	382,343

		115,912,942
GREECE — 0.63%
Alpha Bank AEb,c	654,840	829,671
Bank of Cyprus PLC[a],b	2,140,177	28
EFG Eurobank Ergasias SAb,c	352,312	91,040
Ellaktor SAb	115,050	313,982
Folli Follie Group[b]	36,720	768,777
Frigoglass SAb	27,221	181,235
Hellenic Exchanges SA	98,550	661,335
Hellenic Petroleum SA	134,028	1,484,301
Intralot SA	164,250	450,418
Jumbo SA	118,816	1,120,026
Marfin Investment Group Holdings SAb	703,392	310,663
Metka SA	31,536	479,384
Motor Oil (Hellas) Corinth Refineries SA	65,043	718,608
Mytilineos Holdings SAb	102,648	636,056
National Bank of Greece SAb,c	1,199,244	1,003,988
Piraeus Bank SAb	1,297,205	362,570
Public Power Corp. SAb	152,280	1,477,638
Terna Energy SA	94,657	419,314
Titan Cement Co. SAb	71,440	1,328,030
Viohalco Hellenic Copper and Aluminum Industry SAb	59,160	364,244

		13,001,308
HONG KONG — 2.92%
AAC Technologies Holdings Inc.	912,000	4,448,007
Bonjour Holdings Ltd.[c]	1,824,000	296,142
Brightoil Petroleum (Holdings) Ltd.[b],c	2,697,512	514,434
Cafe de Coral Holdings Ltd.[c]	1,368,000	4,345,179
Champion REIT[c]	5,032,000	2,645,486
China Daye Non-Ferrous Metals Mining Ltd.[b],c	4,938,000	140,620

Security	Shares	Value

Chow Sang Sang Holdings International Ltd.[c]	228,000	$616,963
Citic Telecom International Holdings Ltd.[c]	1,596,000	579,945
CK Life Sciences International (Holdings) Inc.[c]	6,306,000	552,545
CSI Properties Ltd.	9,120,000	428,936
CST Mining Group Ltd.[b]	29,184,000	379,814
Dah Sing Banking Group Ltd.	273,600	402,612
Dickson Concepts International Ltd.	570,000	303,340
Emperor Watch & Jewellery Ltd.[c]	2,280,000	232,095
Esprit Holdings Ltd.[c]	2,427,000	3,402,541
Foxconn International Holdings Ltd.[b],c	2,280,000	881,375
G-Resources Group Ltd.[b]	19,716,000	927,292
Giordano International Ltd.	2,280,000	2,279,824
Great Eagle Holdings Ltd.	228,000	966,575
HKR International Ltd.	547,200	273,579
Hong Kong Television Network Ltd.[c]	684,000	207,123
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	3,648,000	1,946,076
I.T Ltd.	456,000	166,874
IRC Ltd.[b,c]	834,000	107,466
Johnson Electric Holdings Ltd.[c]	3,534,000	2,408,945
K. Wah International Holdings Ltd.[c]	1,596,000	871,974
Lai Sun Development Co. Ltd.[b]	30,780,665	924,142
Luk Fook Holdings International Ltd.[c]	456,000	1,292,684
Man Wah Holdings Ltd.	349,200	339,724
Melco International Development Ltd.[c]	1,596,000	3,105,378
Midland Holdings Ltd.[c]	1,368,000	631,065
Mongolia Energy Corp. Ltd.[b],c	5,661,000	237,073
Neo-Neon Holdings Ltd.[b,c]	1,006,500	189,353
Newocean Energy Holdings Ltd.	1,368,000	853,171
Oriental Press Group Ltd.	2,658,000	315,099
Pacific Andes International Holdings Ltd.	3,114,000	150,472
Pacific Basin Shipping Ltd.	2,964,000	1,691,946
Pacific Textile Holdings Ltd.	228,000	281,452
Pico Far East Holdings Ltd.	912,000	331,397
Prosperity REIT	2,736,000	973,038
Sa Sa International Holdings Ltd.[c]	912,000	949,535
Samson Holding Ltd.	1,785,000	328,911
Sateri Holdings Ltd.	778,500	182,572
Shun Tak Holdings Ltd.	1,824,000	958,936
Singamas Container Holdings Ltd.[c]	1,368,000	334,923
SITC International Holdings Co. Ltd.	912,000	334,923
SmarTone Telecommunications Holding Ltd.[c]	456,000	812,040
Stella International Holdings Ltd.	456,000	1,342,628
Techtronic Industries Co. Ltd.[c]	1,938,000	4,629,864
Television Broadcasts Ltd.	364,800	2,747,540
Texwinca Holdings Ltd.	456,000	532,351
Trinity Ltd.[c]	912,000	359,601
Value Partners Group Ltd.[c]	684,000	418,653
VST Holdings Ltd.	1,368,000	366,652
VTech Holdings Ltd.[c]	228,600	2,916,192
Xinyi Glass Holdings Co. Ltd.[c]	2,280,000	1,560,034

		60,417,111
IRELAND — 1.48%
Bank of Ireland[b]	29,858,784	6,652,825
C&C Group PLC	526,232	3,274,662
DCC PLC	133,152	4,878,469
FBD Holdings PLC	106,629	1,734,051
Glanbia PLC	183,440	2,454,750
Grafton Group PLC Units	356,432	2,481,648
Kingspan Group PLC	80,028	967,622
Paddy Power PLC	64,296	5,420,905
Smurfit Kappa Group PLC	171,133	2,542,758
Total Produce PLC	241,908	222,614

		30,630,304

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

ISRAEL — 1.06%
Africa Israel Investments Ltd.[b]	52,143	$126,315
Africa Israel Properties Ltd.[b]	23,980	282,929
Airport City Ltd.[b]	86,575	533,680
AL-ROV (Israel) Ltd.[b]	10,754	299,227
Alony Hetz Properties & Investments Ltd.	83,448	546,773
Alrov Properties and Lodgings Ltd.[b]	12,501	281,068
Amot Investments Ltd.	140,591	395,467
Avgol Industries 1953 Ltd.	347,773	344,619
Babylon Ltd.	34,656	207,926
Bayside Land Corp. Ltd.	1,368	303,415
Cellcom Israel Ltd.[c]	40,356	390,778
Ceragon Networks Ltd.[b]	100,250	386,900
Clal Industries Ltd.	68,856	273,810
Clal Insurance Enterprises Holdings Ltd.	8,664	143,348
Delek Automotive Systems Ltd.	22,299	239,511
Discount Investment Corp. Ltd. Registered[b]	118,104	428,450
Electra (Israel) Ltd.	3,380	413,504
Frutarom	75,403	1,114,790
Gazit Globe Ltd.	64,524	859,780
Given Imaging Ltd.[b]	19,563	311,228
Hadera Paper Ltd.[b]	7,484	434,400
Harel Insurance Investments & Financial Services Ltd.	8,436	419,505
Israel Discount Bank Ltd. Class Ab	408,804	685,960
Ituran Location and Control Ltd.	52,385	842,896
Jerusalem Economy Ltd.[b]	27,321	191,746
Jerusalem Oil Exploration Ltd.[b]	32,783	857,100
Koor Industries Ltd.[b]	9,895	139,775
MATRIX IT Ltd.	107,541	544,682
Melisron Ltd.	35,974	747,192
Menorah Mivtachim Holdings Ltd.[b]	32,328	342,450
Migdal Insurance & Financial Holdings Ltd.	151,991	248,929
Naphtha Israel Petroleum Corp. Ltd.[b]	164,522	836,036
Nitsba Holdings (1995) Ltd.[b]	38,332	445,950
Norstar Holdings Inc.	21,387	565,247
Oil Refineries Ltd.[b]	739,632	388,237
Ormat Industries Ltd.[b]	52,841	313,787
Osem Investment Ltd.	44,405	898,633
Partner Communications Co. Ltd.[c]	72,900	502,885
Paz Oil Co. Ltd.[b]	4,104	641,340
Plasson Industries Ltd.	15,231	505,362
Property & Building Corp. Ltd.[b]	5,433	320,962
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[c]	31,464	1,453,130
Shikun & Binui Ltd.	227,088	475,152
Shufersal Ltd.	134,207	488,366
Strauss Group Ltd.	38,938	573,177
Tower Semiconductor Ltd.[b]	0	2
Union Bank of Israel[b]	45,265	171,536

		21,917,955
ITALY — 2.88%
A2A SpA	1,201,332	945,550
Alerion Cleanpower SpA	59,964	284,604
Arnoldo Mondadori Editore SpA[b]	808,366	1,076,407
Azimut Holding SpA	208,620	3,883,631
Banca Carige SpA[c]	922,944	671,679
Banca Generali SpA	46,056	950,272
Banca Piccolo Credito Valtellinese Scrl[c]	506,178	633,978

Security	Shares	Value

Banca Popolare dell’Emilia Romagna Scrl	383,496	$3,251,016
Banca Popolare di Milano Scrl[b,c]	3,506,553	2,343,881
Banca Popolare di Sondrio Scrl	322,014	1,868,840
Beni Stabili SpA	2,021,292	1,425,706
Buzzi Unicem SpA	171,589	2,626,449
Cam Finanziara SpA[b]	547,428	535,884
CIR SpA	1,360,585	1,573,159
Danieli & C. Officine Meccaniche SpA RNC	127,372	2,134,356
Davide Campari-Milano SpA	514,596	4,185,996
De’Longhi SpA	38,076	577,795
DiaSorin SpA[c]	31,008	1,164,290
EI Towers SpA[b]	15,434	545,128
ERG SpA	133,979	1,284,158
Fondiaria-Sai SpA[b,c]	530,784	1,084,668
Gemina SpA[b]	1,212,776	2,320,039
Gruppo Editoriale L’Espresso SpA	819,305	857,116
Hera SpA	1,206,051	2,456,640
Immsi SpA	323,543	194,554
Interpump Group SpA	66,576	586,329
Italcementi SpA	104,583	322,644
Juventus Football Club SpA[b]	2,110,410	598,209
Lottomatica Group SpA	43,548	1,111,529
Marr SpA	154,950	1,871,261
Mediaset SpA	742,824	1,921,464
Mediolanum SpA	232,104	1,565,221
Piaggio & C. SpA	124,636	320,424
Recordati SpA	265,620	2,742,015
Reply SpA	11,856	460,957
Salvatore Ferragamo Italia SpA	44,460	1,328,826
Saras SpA[b]	280,077	373,315
Societa Cattolica di Assicurazioni Scrl[b]	123,217	2,422,119
Sogefi SpA	97,515	282,840
Sorin SpA[b]	422,712	1,185,942
Tod’s SpA[c]	10,488	1,523,778
Unipol Gruppo Finanziario SpA[b]	352,716	1,209,054
Yoox SpA[b]	51,984	977,319

		59,679,042
JAPAN — 28.82%
77 Bank Ltd. (The)	228,000	1,355,220
Access Co. Ltd.[b]	1,140	971,358
Accordia Golf Co. Ltd.	1,368	1,554,641
Achilles Corp.	228,000	327,687
Adeka Corp.	136,800	1,230,231
Aderans Co. Ltd.	22,800	380,819
Advance Residence Investment Corp.	1,596	3,819,193
AEON Delight Co. Ltd.	22,800	472,572
Ai Holdings Corp.	136,800	1,367,860
Aida Engineering Ltd.	91,200	753,680
AIFUL Corp.[b,c]	205,200	2,340,388
Airport Facilities Co. Ltd.	45,600	339,858
Akebono Brake Industry Co. Ltd.[c]	91,200	438,164
Alpha Systems Inc.	6,000	87,465
Alps Electric Co. Ltd.	273,600	2,081,281
Anritsu Corp.	228,000	3,405,605
AOC Holdings Inc.	68,400	240,148
Aoyama Trading Co. Ltd.	45,600	1,363,646
Arcs Co. Ltd.	22,800	452,208
Arnest One Corp.	45,600	1,044,386
Asahi Diamond Industrial Co. Ltd.	45,600	477,955
Asahi Holdings Inc.	22,800	461,571
Atsugi Co. Ltd.	228,000	278,534

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Autobacs Seven Co. Ltd.	91,200	$1,537,321
Avex Group Holdings Inc.	45,600	1,302,790
Awa Bank Ltd. (The)	684,000	4,044,595
Azbil Corp.	137,000	2,956,308
Bank of Nagoya Ltd. (The)	456,000	2,162,735
Calsonic Kansei Corp.	456,000	2,167,416
Canon Marketing Japan Inc.	91,200	1,329,473
Capcom Co. Ltd.	91,200	1,502,679
Chuetsu Pulp & Paper Co. Ltd.	46,000	70,835
CMK Corp.	159,600	553,791
COMSYS Holdings Corp.	228,000	3,019,403
CyberAgent Inc.[c]	684	1,339,070
Daiei Inc. (The)[b]	226,000	886,275
Daifuku Co. Ltd.	228,000	2,015,276
Daihen Corp.	456,000	1,385,648
Daiichikosho Co. Ltd.	22,800	678,546
Daikokutenbussan Co. Ltd.	3,000	82,137
Daikyo Inc.	456,000	1,760,148
Dainippon Screen Manufacturing Co. Ltd.[b]	228,000	1,174,992
Daio Paper Corp.	228,000	1,366,923
Daiseki Co. Ltd.	22,800	436,526
Daishi Bank Ltd. (The)	1,140,000	4,505,698
Daiwa Office Investment Corp.	456	2,169,757
Daiwabo Holdings Co. Ltd.	228,000	430,674
Daiwahouse Residential Investment Corp.	456	1,942,716
DCM Holdings Co. Ltd.	136,800	1,351,007
DIC Corp.	684,000	1,530,767
Digital Garage Inc.	228	835,602
DISCO Corp.	45,600	2,944,503
Dowa Holdings Co. Ltd.	228,000	1,633,754
Dr. Ci:Labo Co. Ltd.[c]	456	1,386,116
Duskin Co. Ltd.	182,400	3,703,800
Ebara Corp.	684,000	2,864,921
EDION Corp.[c]	182,800	855,731
Exedy Corp.	91,200	2,284,447
Frontier Real Estate Investment Corp.	228	2,331,260
Fudo Tetra Corp.[b]	269,600	534,163
Fuji Machine Manufacturing Co. Ltd.	273,600	2,379,008
Fuji Oil Co. Ltd.	114,000	1,809,301
Fuji Soft Inc.	91,200	2,436,119
Fujikura Ltd.	684,000	2,562,981
Fujimi Inc.	22,800	304,983
Funai Electric Co. Ltd.	45,600	565,026
Fuso Pharmaceutical Industries Ltd.	28,000	118,715
Futaba Industrial Co. Ltd.[b]	114,000	530,151
Gakken Holdings Co. Ltd.	228,000	718,571
Global One Real Estate Investment Corp. Ltd.	456	3,080,259
Glory Ltd.	137,000	3,767,816
GMO Internet Inc.	205,200	2,687,970
Gulliver International Co. Ltd.	159,600	1,281,257
Gunze Ltd.	228,000	594,518
H.I.S. Co. Ltd.	45,600	1,966,123
H2O Retailing Corp.	228,000	2,541,916
Hanwa Co. Ltd.	684,000	2,577,025
Haseko Corp.[b]	2,060,000	3,002,977
Heiwa Corp.	45,600	945,143
Heiwa Real Estate Co. Ltd.	159,900	4,054,543
Heiwa Real Estate REIT Inc.	456	375,436
Higo Bank Ltd. (The)	684,000	4,634,432
Hitachi Zosen Corp.	1,715,500	2,853,003
Hogy Medical Co. Ltd.	45,600	2,808,747
Hokkoku Bank Ltd. (The)	912,000	3,866,708
Honeys Co. Ltd.	47,880	619,820

Security	Shares	Value

HORIBA Ltd.	45,600	$1,647,798
Hoshizaki Electric Co. Ltd.	22,800	759,532
Hosiden Corp.	182,600	1,042,250
House Foods Corp.	136,800	2,384,626
Hyakugo Bank Ltd. (The)	684,000	3,419,649
Hyakujushi Bank Ltd. (The)	912,000	3,604,558
Iino Kaiun Kaisha Ltd.	251,900	1,750,706
Inabata & Co. Ltd.	136,800	1,071,537
Internet Initiative Japan Inc.	22,800	917,524
Iseki & Co. Ltd.	456,000	1,657,160
Ishihara Sangyo Kaisha Ltd.[b]	456,000	402,587
IT Holdings Corp.	159,900	2,403,178
ITO EN Ltd.	68,400	1,646,628
Izumi Co. Ltd.	91,200	2,461,398
J Trust Co. Ltd.	22,800	933,908
JAFCO Co. Ltd.	22,800	1,102,433
Japan Airport Terminal Co. Ltd.	114,500	1,767,868
Japan Digital Laboratory Co. Ltd.	136,800	1,682,439
Japan Excellent Inc.	456	3,108,346
Japan Hotel REIT Investment Corp.	2,964	1,253,637
Japan Logistics Fund Inc.	456	4,934,031
Japan Rental Housing Investments Inc.	1,368	1,070,132
Japan Securities Finance Co. Ltd.	273,600	2,690,779
Juki Corp.[b,c]	456,000	772,405
Juroku Bank Ltd. (The)	684,000	2,907,053
JVC Kenwood Corp.	187,780	485,787
K’s Holdings Corp.	68,460	2,410,613
kabu.com Securities Co. Ltd.	182,400	1,335,091
Kagome Co. Ltd.	136,800	2,467,484
Kagoshima Bank Ltd. (The)	456,000	3,337,727
Kakaku.com Inc.	91,200	2,355,602
Kaken Pharmaceutical Co. Ltd.	228,000	4,046,936
Kanematsu Corp.[b]	1,828,000	2,533,415
Kasumi Co. Ltd.	68,400	491,531
Kawasaki Kisen Kaisha Ltd.	684,000	1,502,679
Kayaba Industry Co. Ltd.	456,000	2,485,741
Keihin Corp.	114,100	1,864,770
Keiyo Bank Ltd. (The)	684,000	4,206,098
Kenedix Inc.[b]	3,420	2,475,208
Kenedix Realty Investment Corp.	456	2,141,669
Kewpie Corp.	250,800	3,787,361
Kitz Corp.	410,400	2,367,773
Kiyo Holdings Inc.	2,057,000	3,589,878
Koa Corp.	22,800	245,531
Kobayashi Pharmaceutical Co. Ltd.	91,200	4,980,844
Komeri Co. Ltd.	91,200	2,836,834
Konaka Co. Ltd.[c]	45,600	631,500
Kyodo Printing Co. Ltd.	41,000	155,313
KYORIN Holdings Inc.	205,200	5,485,482
Leopalace21 Corp.[b]	228,000	1,263,936
Lintec Corp.	45,600	829,985
Lion Corp.	228,000	1,331,814
Macnica Inc.	22,800	465,784
Macromill Inc.[c]	45,600	652,565
Maruha Nichiro Holdings Inc.	1,141,000	2,284,108
Marusan Securities Co. Ltd.	366,000	3,103,542
Matsui Securities Co. Ltd.	68,400	860,179
Matsuya Co. Ltd.[b]	68,400	1,345,390
Megane Top Co. Ltd.	68,400	985,168
MEGMILK SNOW BRAND Co. Ltd.	45,600	700,782
Meidensha Corp.	228,000	681,121
Meitec Corp.	114,600	2,949,412
MID REIT Inc.	684	1,824,281

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Minebea Co. Ltd.	456,000	$1,455,867
Ministop Co. Ltd.	22,800	393,459
Misumi Group Inc.	182,400	5,563,191
Mitsubishi Steel Manufacturing Co. Ltd.	684,000	1,467,570
Mitsui Engineering & Shipbuilding Co. Ltd.	912,000	1,685,248
Mitsui Mining & Smelting Co. Ltd.	684,000	1,537,789
Mitsumi Electric Co. Ltd.[b]	91,200	521,491
Mizuno Corp.	684,000	2,921,096
Monex Group Inc.	2,697	1,215,463
Mori Hills REIT Investment Corp.	228	1,584,601
Mori Seiki Co. Ltd.	182,800	2,293,210
MORI TRUST Sogo REIT Inc.	456	4,433,138
MOS Food Services Inc.	22,800	455,017
Moshi Moshi Hotline Inc.	68,400	1,012,553
Musashino Bank Ltd. (The)	91,200	3,876,070
Nagase & Co. Ltd.	228,000	2,916,415
Nanto Bank Ltd. (The)	456,000	2,012,935
Net One Systems Co. Ltd.	159,600	1,397,585
New Japan Chemical Co. Ltd.[b]	68,400	185,377
Nichi-Iko Pharmaceutical Co. Ltd.	91,200	2,206,739
Nichicon Corp.	114,000	1,198,399
Nichirei Corp.	228,000	1,341,176
Nifco Inc.	114,000	2,599,261
Nihon Dempa Kogyo Co. Ltd.	68,400	678,312
Nihon Kohden Corp.	91,400	3,513,941
Nihon Parkerizing Co. Ltd.	228,000	4,636,772
Nihon Unisys Ltd.	205,200	1,765,297
Nippon Accommodations Fund Inc.	228	1,767,170
Nippon Carbon Co. Ltd.	456,000	1,067,324
Nippon Chemi-Con Corp.[b]	228,000	777,087
Nippon Coke & Engineering Co. Ltd.	570,000	737,296
Nippon Denko Co. Ltd.	228,000	795,812
Nippon Kayaku Co. Ltd.	456,000	6,572,467
Nippon Konpo Unyu Soko Co. Ltd.	205,200	3,168,266
Nippon Light Metal Holdings Co. Ltd.	1,140,000	1,345,858
Nippon Paint Co. Ltd.	456,000	5,406,837
Nippon Seiki Co. Ltd.	228,000	3,007,699
Nippon Sharyo Ltd.	456,000	2,354,666
Nippon Sheet Glass Co. Ltd.[b]	912,000	1,048,599
Nippon Shinyaku Co. Ltd.	228,000	3,541,361
Nippon Shokubai Co. Ltd.	228,000	2,237,635
Nippon Suisan Kaisha Ltd.	661,200	1,282,895
Nishimatsuya Chain Co. Ltd.	182,800	1,810,923
Nishio Rent All Co. Ltd.	45,600	989,615
Nissan Chemical Industries Ltd.	136,800	1,773,723
Nisshin OilliO Group Ltd. (The)	456,000	1,605,667
Nisshin Steel Holdings Co. Ltd.	68,400	573,686
Nisshinbo Holdings Inc.	228,000	1,654,820
Nitto Boseki Co. Ltd.	456,000	1,605,667
Nitto Kogyo Corp.	22,800	339,156
North Pacific Bank Ltd.	319,200	1,101,029
NSD Co. Ltd.	182,800	2,077,401
NTN Corp.	456,000	1,160,949
OBIC Co. Ltd.	6,840	1,803,917
Ogaki Kyoritsu Bank Ltd. (The)	684,000	2,541,916
Okasan Securities Group Inc.	684,000	8,580,721
Oki Electric Industry Co. Ltd.[b]	1,140,000	2,188,482
Okinawa Electric Power Co. Inc. (The)	45,600	1,685,248
Okuma Corp.	231,000	1,804,650
OncoTherapy Science Inc.[b]	228	785,279
Onoken Co. Ltd.	45,600	468,593
Orient Corp.[b]	798,500	2,762,494
ORIX JREIT Inc.	3,420	4,620,388

Security	Shares	Value

OSAKA Titanium technologies Co. Ltd.[c]	22,800	$453,379
OSG Corp.	159,600	2,426,523
Otsuka Kagu Ltd.	22,800	253,723
Pacific Metals Co. Ltd.	228,000	1,144,564
Penta-Ocean Construction Co. Ltd.	342,000	877,733
Pioneer Corp.[b,c]	366,000	751,463
Point Inc.	36,540	1,778,047
Premier Investment Corp.	228	1,056,791
Press Kogyo Co. Ltd.	228,000	1,165,630
Prima Meat Packers Ltd.	228,000	634,309
Pronexus Inc.	45,600	378,245
Proto Corp.	8,000	132,553
Rengo Co. Ltd.	228,000	1,102,433
Resorttrust Inc.	136,800	4,662,519
Ringer Hut Co. Ltd.	22,800	323,006
Riso Kagaku Corp.	22,800	436,526
Rohto Pharmaceutical Co. Ltd.	228,000	3,201,971
Roland Corp.	159,900	1,543,024
Ryohin Keikaku Co. Ltd.	45,600	4,306,745
Ryosan Co. Ltd.	22,800	413,120
S Foods Inc.	16,000	161,298
Saizeriya Co. Ltd.	114,000	1,615,029
San-in Godo Bank Ltd. (The)	456,000	3,885,433
Sanken Electric Co. Ltd.[b]	228,000	1,067,324
Sankyu Inc.	684,000	3,054,512
Sanoh Industrial Co. Ltd.	22,800	163,609
Sanshin Electronics Co. Ltd.	45,600	287,428
Sanwa Holdings Corp.	684,000	4,149,923
Sanyo Shokai Ltd.	228,000	692,824
Sanyo Special Steel Co. Ltd.	456,000	1,849,091
Sapporo Holdings Ltd.	228,000	1,036,896
Sato Holdings Corp.	22,800	477,955
Sawai Pharmaceutical Co. Ltd.	22,800	2,944,503
SCSK Corp.	49,080	1,094,865
Seiko Epson Corp.[c]	114,000	1,307,237
Seino Holdings Co. Ltd.	456,000	3,983,739
Senshu Ikeda Holdings Inc.	250,880	1,326,385
Seria Co. Ltd.	22,800	557,068
Shiga Bank Ltd. (The)	684,000	4,817,000
Shima Seiki Manufacturing Ltd.	68,400	1,480,209
Shimachu Co. Ltd.	137,200	3,624,018
Shinko Electric Industries Co. Ltd.	68,400	695,165
Shinko Plantech Co. Ltd.	159,900	1,206,514
Ship Healthcare Holdings Inc.	45,600	1,755,467
Showa Corp.	91,200	1,322,920
Simplex Technology Inc.	1,596	620,148
Sinanen Co. Ltd.	26,000	106,498
Sinfonia Technology Co. Ltd.	456,000	777,087
SKY Perfect JSAT Holdings Inc.	3,192	1,605,667
Skymark Airlines Inc.[b]	68,400	252,787
Sodick Co. Ltd.	68,400	412,184
Sotetsu Holdings Inc.	912,000	3,548,383
Square Enix Holdings Co. Ltd.	68,400	837,709
Star Micronics Co. Ltd.	137,000	1,592,075
Start Today Co. Ltd.[c]	68,400	1,035,023
Sugi Holdings Co. Ltd.	45,600	1,753,126
Sumitomo Bakelite Co. Ltd.	456,000	1,849,091
Sumitomo Forestry Co. Ltd.	342,000	4,072,682
Sumitomo Light Metal Industries Ltd.	456,000	472,806
Sumitomo Osaka Cement Co. Ltd.	684,000	2,050,385
Sumitomo Warehouse Co. Ltd. (The)	684,000	4,901,263
Sundrug Co. Ltd.	22,800	1,001,786
Systena Corp.	22,800	199,421

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Tadano Ltd.	228,000	$2,855,559
Taiyo Yuden Co. Ltd.	114,000	1,648,968
Takara Holdings Inc.	456,000	3,913,520
Takiron Co. Ltd.	28,000	100,893
Toagosei Co. Ltd.	684,000	2,949,184
TOC Co. Ltd.	365,800	2,876,530
Toda Corp.	684,000	2,015,276
Toho Holdings Co. Ltd.	91,200	2,088,771
Toho Zinc Co. Ltd.	456,000	1,703,973
Tohokushinsha Film Corp.	45,600	451,740
Tokai Carbon Co. Ltd.	456,000	1,540,129
Tokai Rika Co. Ltd.	68,400	1,384,712
Tokai Tokyo Financial Holdings Inc.	684,000	6,207,330
Tokuyama Corp.[c]	456,000	1,226,486
Tokyo Broadcasting System Holdings Inc.	22,800	360,690
Tokyo Dome Corp.	684,000	5,280,443
Tokyo Ohka Kogyo Co. Ltd.	45,600	987,743
Tokyo Seimitsu Co. Ltd.	91,200	2,004,509
Tokyo Steel Manufacturing Co. Ltd.	91,200	371,691
Tokyo Tatemono Co. Ltd.	456,000	4,217,801
Tokyo Tomin Bank Ltd. (The)	91,200	1,271,426
Tokyu Construction Co. Ltd.[b]	189,240	456,538
TOKYU REIT Inc.	456	2,902,371
TOMONY Holdings Inc.	45,600	187,250
Tomy Co. Ltd.	250,800	1,251,297
Topcon Corp.[c]	159,600	1,780,979
Topre Corp.	45,600	424,121
Toshiba Machine Co. Ltd.	228,000	1,392,670
Tosoh Corp.	456,000	1,502,679
Toyo Construction Co. Ltd.	91,200	276,193
Toyo Corp.	22,800	327,453
Toyo Kanetsu K.K.	228,000	779,427
Toyobo Co. Ltd.	684,000	1,193,717
TPR Co. Ltd.	68,400	1,224,613
TS Tech Co. Ltd.	91,200	2,770,360
TSI Holdings Co. Ltd.	114,000	841,454
Tsukuba Bank Ltd. (The)	228,000	1,128,180
Uchida Yoko Co. Ltd.	228,000	713,890
ULVAC Inc.[b]	91,200	713,422
Unipres Corp.	45,600	1,015,362
United Urban Investment Corp.	3,192	5,259,378
Universal Entertainment Corp.	22,800	572,282
UNY Co. Ltd.	250,800	1,784,256
USEN Corp.[b,c]	544,600	877,756
Valor Co. Ltd.	22,800	431,143
Wacoal Holdings Corp.	228,000	2,516,169
Wacom Co. Ltd.	684	3,128,241
Welcia Holdings Co. Ltd.	4,000	210,656
Xebio Co. Ltd.	91,200	2,147,755
Yahagi Construction Co. Ltd.	45,600	199,889
Yodogawa Steel Works Ltd.	684,000	2,584,047
Yokohama Reito Co. Ltd.	45,600	411,013
Yokohama Rubber Co. Ltd. (The)	228,000	2,991,315
Yonekyu Corp.[c]	68,400	594,050
Yoshinoya Holdings Co. Ltd.	2,736	3,190,736
Zensho Holdings Co. Ltd.[c]	114,000	1,512,042
Zeon Corp.	456,000	4,901,263

		596,547,363
NETHERLANDS — 1.73%
Aalberts Industries NV	177,840	3,989,410
Arcadis NV	125,776	3,483,114

Security	Shares	Value

ASM International NV	55,805	$1,863,980
BinckBank NV	118,936	912,450
CSM NV CVA	98,724	2,211,380
Eurocommercial Properties NV	27,315	1,117,095
Koninklijke BAM Groep NV	327,486	1,450,706
Koninklijke Wessanen NV	319,200	1,121,100
Nutreco NV	55,632	5,285,992
PostNL NVb,c	422,484	962,501
Royal Imtech NVb,c	119,700	1,331,938
SBM Offshore NVb	242,521	3,907,220
SNS REAAL NVa,b,c	291,555	4
Tetragon Financial Group Ltd.	91,200	998,640
TKH Group NV	33,238	902,712
TomTom NVb	59,964	270,453
USG People NV	138,539	1,084,392
VastNed Retail NV	50,333	2,249,240
Wereldhave NV	37,342	2,711,682

		35,854,009
NEW ZEALAND — 0.74%
Chorus Ltd.	372,552	878,883
Fisher & Paykel Healthcare Corp. Ltd.	977,892	2,223,044
Freightways Ltd.	903,179	3,486,564
Infratil Ltd.	324,216	641,087
Kiwi Income Property Trust	3,394,873	3,421,943
Mainfreight Ltd.	368,511	3,331,980
Trade Me Ltd.	304,608	1,290,861

		15,274,362
NORWAY — 2.30%
Aker ASA Class A	9,804	303,126
Algeta ASA[b,c]	28,911	981,770
Archer Ltd.[b,c]	107,085	70,124
Atea ASA	30,780	330,146
Austevoll Seafood ASA	121,216	802,204
BW Offshore Ltd.	225,442	213,027
BWG Homes ASA[b]	80,158	185,182
Cermaq ASA	124,032	1,852,816
Clavis Pharma ASA[b]	96,672	28,210
Deep Sea Supply PLC[b]	97,000	151,640
Det norske oljeselskap ASA[b,c]	56,033	795,667
DNO International ASA[b,c]	890,568	1,557,746
Electromagnetic GeoServices ASb	114,615	166,237
Fred Olsen Energy ASA	55,860	2,435,424
Frontline Ltd.[b,c]	75,012	139,417
Golden Ocean Group Ltd.[b]	298,848	288,100
Hoegh LNG Holdings Ltd.[b,c]	30,958	247,361
Kvaerner ASA	204,862	345,526
Leroey Seafood Group ASA	18,423	576,014
Marine Harvest ASA[b]	3,870,544	4,033,883
Nordic Semiconductor ASA[b,c]	100,022	304,042
Northern Offshore Ltd.	219,336	377,177
Northland Resources SAb,c	580,488	49,407
Norwegian Air Shuttle ASb	24,852	1,195,752
Norwegian Energy Co. ASA[b]	458,085	283,267
Norwegian Property ASA	778,508	1,093,986
Opera Software ASA[c]	92,042	626,718
Petroleum Geo-Services ASA	234,948	3,444,405
Polarcus Ltd.[b,c]	360,059	325,845
Prosafe SE	308,028	2,961,473
Renewable Energy Corp. ASA[b,c]	1,884,876	522,535

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Schibsted ASA	87,552	$3,809,551
Sevan Drilling ASb,c	295,819	174,705
Songa Offshore SEb,c	167,352	166,275
SpareBank 1 SMN	434,155	3,695,225
Stolt-Nielsen Ltd.[c]	93,866	1,940,239
Storebrand ASA[b]	554,496	2,523,479
TGS-NOPEC Geophysical Co. ASA	150,480	5,397,577
Tomra Systems ASA	346,560	3,250,665

		47,645,943
PORTUGAL — 0.45%
Banco Comercial Portugues SA Registered[b,c]	9,348,456	1,294,126
Mota-Engil SGPS SA	267,086	739,465
Portucel SAc	1,010,988	3,674,769
Redes Energeticas Nacionais SA	474,520	1,447,655
Semapa — Sociedade de Investimento e Gestao SGPS SA	218,325	2,066,689

		9,222,704
SINGAPORE — 2.79%
ARA Asset Management Ltd.[c]	250,600	385,570
Ascendas India Trust[c]	456,000	303,593
Biosensors International Group Ltd.[b,c]	1,824,000	1,777,128
Boustead Singapore Ltd.[c]	228,000	251,760
Cambridge Industrial Trust	2,736,000	1,899,306
CapitaRetail China Trust[c]	456,000	623,846
CDL Hospitality Trusts[c]	1,596,000	2,591,645
China Minzhong Food Corp. Ltd.[b,c]	456,000	370,235
COSCO Corp. (Singapore) Ltd.	684,000	485,934
CSE Global Ltd.[c]	456,000	312,849
Ezion Holdings Ltd.	912,000	1,510,559
Ezra Holdings Ltd.[b,c]	1,370,000	1,062,274
First REIT	456,000	531,287
Frasers Centrepoint Trust	456,000	833,029
Frasers Commercial Trust	1,140,000	1,443,917
Gallant Venture Ltd.[b]	1,140,000	259,165
GMG Global Ltd.	5,700,000	532,213
Hi-P International Ltd.[c]	228,000	129,582
Hong Leong Asia Ltd.	228,000	300,816
Hyflux Ltd.[c]	456,500	507,778
Indofood Agri Resources Ltd.[c]	648,000	560,322
K-Green Trust	228,000	192,522
LionGold Corp. Ltd.[b,c]	1,140,000	1,059,798
Lippo Malls Indonesia Retail Trust	2,508,000	1,069,054
M1 Ltd.[c]	456,000	1,251,394
Mapletree Industrial Trust[c]	2,280,960	2,907,569
Mapletree Logistics Trust	2,052,000	2,182,536
Mewah International Inc.[c]	684,000	249,909
Midas Holdings Ltd.[c]	1,368,000	549,799
Neptune Orient Lines Ltd.[b,c]	456,000	405,407
OSIM International Ltd.[c]	456,000	738,619
Overseas Union Enterprise Ltd.[c]	228,000	575,716
Perennial China Retail Trust[c]	1,824,000	947,802
Raffles Education Corp. Ltd.[b,c]	1,526,397	396,579
Raffles Medical Group Ltd.	228,000	633,102
SATS Ltd.	456,000	1,166,240
Singapore Post Ltd.	5,244,000	5,492,437
SMRT Corp. Ltd.[c]	2,052,000	2,465,765
Sound Global Ltd.[c]	1,140,000	518,329
Stamford Land Corp. Ltd.[c]	456,000	220,290
STX OSV Holdings Ltd.	684,000	572,013
Suntec REIT	4,788,000	7,561,125

Security	Shares	Value

Super Group Ltd.	228,000	$727,512
Swiber Holdings Ltd.[b,c]	456,000	225,843
Tat Hong Holdings Ltd.	228,000	275,825
Tiger Airways Holdings Ltd.[b,c]	1,092,000	585,166
Transpac Industrial Holdings Ltd.	228,000	310,997
Venture Corp. Ltd.	456,000	3,080,356
Wing Tai Holdings Ltd.	1,325,900	2,346,821
Yanlord Land Group Ltd.[b]	912,000	1,044,063
Ying Li International Real Estate Ltd.[b,c]	1,824,000	755,279
Yoma Strategic Holdings Ltd.[c]	912,000	599,781

		57,780,456
SPAIN — 1.56%
Abengoa SA	146,832	392,974
Acerinox SAc	41,724	449,863
Almirall SAc	100,126	1,325,342
Bankinter SA	153,672	566,473
Bankinter SA	84,250	310,566
Bolsas y Mercados Espanoles[c]	88,326	2,398,850
Construcciones y Auxiliar de Ferrocarriles SAc	4,788	1,893,750
Deoleo SAb	330,467	115,457
Ebro Foods SA	159,372	3,271,507
FAES FARMA SA	448,865	1,227,951
Fomento de Construcciones y Contratas SAc	39,216	406,950
Gamesa Corporacion Tecnologica SA	400,028	1,566,897
Indra Sistemas SAc	60,420	813,306
Jazztel PLC[b]	380,818	2,866,823
Mediaset Espana Comunicacion SAb,c	126,540	994,476
NH Hoteles SAb,c	147,426	515,071
Obrascon Huarte Lain SA	66,744	2,470,908
Papeles y Cartones de Europa SA	320,526	1,081,809
Prosegur Compania de Seguridad SA	137,484	768,538
Tecnicas Reunidas SA	44,177	2,141,594
Tubacex SA	420,024	1,179,508
Tubos Reunidos SA	461,277	997,362
Viscofan SA	73,188	3,805,608
Zeltia SAb,c	361,220	731,017

		32,292,600
SWEDEN — 3.36%
AarhusKarlshamn AB	13,224	694,586
Active Biotech ABb,c	53,981	473,251
AF AB Class B	15,276	418,883
Alliance Oil Co. Ltd. SDR[b,c]	62,412	497,510
Axfood AB	10,944	481,843
Axis Communications ABc	43,042	1,182,913
B & B Tools AB Class B	25,037	305,558
Betsson AB	23,712	694,163
BioGaia AB Class B	10,032	347,927
Black Earth Farming Ltd. SDR[b]	134,467	209,808
Castellum AB	332,424	4,981,366
CDON Group ABb,c	39,850	185,917
Clas Ohlson AB Class B	11,400	153,658
Concentric AB	62,412	636,350
D. Carnegie & Co. ABa,b	25,632	—
Fabege AB	311,448	3,367,968
Fastighets AB Balder Class Bb	39,230	283,628
Gunnebo AB	65,462	278,103
Hakon Invest ABb	133,380	3,605,895
Hexpol AB	51,072	2,875,840
HiQ International ABb	77,338	28,555

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

HiQ International AB	78,367	$439,465
Hoganas AB Class B	9,992	477,746
Holmen AB Class B	67,944	1,898,777
Hufvudstaden AB Class A	53,981	706,332
Industrial & Financial Systems Class B	17,460	333,116
Intrum Justitia AB	181,716	3,747,648
JM AB	130,787	2,949,862
Kungsleden AB	298,996	2,097,034
Lindab International AB	141,047	1,104,730
Loomis AB Class B	162,469	3,168,737
Lundbergforetagen AB	19,335	754,505
Meda AB Class A	313,728	3,751,272
Modern Times Group MTG AB Class B	58,824	2,519,023
NCC AB Class B	141,047	3,344,695
Net Entertainment NE AB Class Bb	38,332	601,052
Nibe Industrier AB Class B	189,012	3,089,295
Nobia AB	299,364	1,711,140
Oriflame Cosmetics SA SDR[c]	60,360	2,188,500
Peab AB	343,213	1,923,603
Proffice AB Class B	90,166	309,229
Saab AB Class B	27,816	611,053
SAS ABb,c	377,854	820,134
SSAB AB Class A	122,664	895,371
SSAB AB Class B	102,144	651,699
Swedish Orphan Biovitrum ABb	166,212	1,060,466
Trelleborg AB Class B	372,387	5,528,435
Unibet Group PLC SDR	14,757	512,938
Wallenstam AB Class B	20,520	291,642
Wihlborgs Fastigheter AB	20,748	342,961

		69,534,182
SWITZERLAND — 3.82%
Acino Holding AG Registered[b]	5,472	565,490
AFG Arbonia-Forster Holding AG Registered[b]	22,755	651,578
Allreal Holding AG Registered	13,412	1,964,985
AMS AG	9,804	915,019
Ascom Holding AG Registered[b]	74,035	960,355
Autoneum Holding AGb	7,484	514,804
Basilea Pharmaceutica AG Registered[b,c]	14,775	817,520
BKW AG	9,120	314,161
Bobst Group AG Registered[b]	16,143	521,331
Bossard Holding AG Bearer	2,280	336,741
Bucher Industries AG Registered	13,224	3,191,583
Burckhardt Compression Holding AG	8,208	3,357,597
Clariant AG Registered[b]	264,350	3,870,133
Dufry AG Registered[b,c]	23,256	3,101,801
Flughafen Zurich AG Registered	7,524	3,662,984
Forbo Holding AG Registered[b]	2,964	1,914,420
Galenica Holding AG Registered	6,612	4,341,805
GAM Holding AG	224,124	3,956,761
Gategroup Holding AGb	49,421	957,617
Georg Fischer AG Registered[b]	7,068	3,075,773
Gurit Holding AG Bearer[b]	912	372,085
Helvetia Holding AG Registered	7,296	3,061,108
Huber & Suhner AG Registered	8,051	393,472
Inficon Holding AG Registered[b]	1,824	567,454
Kaba Holding AG Class B Registered	8,892	3,484,243
Komax Holding AG Registered[b]	5,472	588,463
Kudelski SA Bearer[b]	63,324	797,557
Kuoni Reisen Holding AG Class B Registered[b]	6,384	1,948,290
Logitech International SA Registered[b,c]	213,754	1,362,209
Meyer Burger Technology AGb,c	50,333	307,758

Security	Shares	Value

Micronas Semiconductor Holding AG Registered[b]	42,636	$300,625
Mobilezone Holding AG Bearer	109,896	1,068,261
Mobimo Holding AG Registered[b]	7,524	1,692,789
Nobel Biocare Holding AG Registered[b]	118,024	1,321,330
OC Oerlikon Corp. AG Registered[b]	127,144	1,471,336
Orascom Development Holding AGb	26,859	263,689
Panalpina Welttransport Holding AG Registered	23,256	2,265,642
PSP Swiss Property AG Registered[b]	64,752	6,081,718
Rieter Holding AG Registered[b]	7,484	1,250,354
Schweiter Technologies AG Bearer	477	301,415
Schweizerische National-Versicherungs-Gesellschaft AG Registered	7,256	346,416
Swisslog Holding AG Registered[b]	591,888	777,333
Swissquote Group Holding SA Registered[b]	7,940	264,111
Tecan AG Registered	20,976	1,953,199
Temenos Group AG Registered[b]	103,437	2,449,663
U-Blox AGb	12,312	663,346
Valiant Holding Registered	18,696	1,752,970
Valora Holding AG Registered	7,980	1,570,315
Vetropack Holding AG Bearer	228	462,406
Von Roll Holding AG Bearer[b]	148,110	264,667
Zehnder Group AG Bearer	9,308	411,818
Zueblin Immobilien Holding AG Registered[b]	81,852	177,106

		78,985,606
UNITED KINGDOM — 21.56%
Abcam PLC	150,390	1,027,555
Advanced Medical Solutions Group PLC	349,068	431,915
Afren PLC[b]	1,171,008	2,444,050
African Barrick Gold PLC	92,340	251,507
African Minerals Ltd.[b,c]	284,409	968,307
Alent PLC[b]	385,834	2,036,938
Amerisur Resources PLC[b]	917,700	749,862
Amlin PLC	725,040	4,789,154
Andor Technology Ltd.	55,860	284,296
Anglo Pacific Group PLC	89,148	300,741
Ashmore Group PLC	214,548	1,333,019
Ashtead Group PLC	725,496	6,633,830
ASOS PLC[b]	83,676	4,167,469
Avanti Communications Group PLC[b]	97,286	451,220
AVEVA Group PLC	107,160	3,702,603
Avocet Mining PLC	199,272	48,073
AZ Electronic Materials SA	328,776	1,456,831
Barratt Developments PLC[b]	1,105,573	5,354,864
BBA Aviation PLC	870,960	3,401,107
Beazley PLC	274,512	959,178
Bellway PLC	191,748	4,013,974
Berendsen PLC	417,468	5,025,797
Berkeley Group Holdings PLC (The)	125,776	4,081,552
Betfair Group PLC	69,708	938,470
Big Yellow Group PLC	75,924	476,809
Blinkx PLC[b,c]	489,767	712,726
Bodycote PLC	338,808	2,728,886
Booker Group PLC	1,627,008	3,013,409
Borders & Southern Petroleum PLC[b]	444,638	122,836
Bovis Homes Group PLC	281,352	3,363,045
Bowleven PLC[b,c]	408,168	500,278
Brewin Dolphin Holdings PLC	108,453	352,784
Britvic PLC	342,757	2,347,256
BTG PLC[b]	488,376	2,627,696
Bumi PLC[b]	52,200	210,666
bwin.party digital entertainment PLC[b]	709,905	1,476,142
Cable & Wireless Communications PLC	3,227,155	2,123,617

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Cairn Energy PLC[b]	700,557	$3,146,743
Cape PLC	126,004	584,906
Capital & Counties Properties PLC	571,098	2,737,681
Carillion PLC	684,684	2,858,054
Carpetright PLC[b]	47,880	467,989
Catlin Group Ltd.	543,555	4,445,675
Centamin PLC[b]	1,128,333	725,812
Chemring Group PLC	326,724	1,378,580
Chime Communications PLC	82,471	329,238
Cineworld Group PLC	136,116	613,309
Close Brothers Group PLC	260,148	4,206,855
COLT Group SAb	729,275	1,305,301
Computacenter PLC	121,900	849,590
Costain Group PLC	57,176	245,609
CSR PLC	265,262	2,035,370
Daily Mail & General Trust PLC Class A NVS	423,667	4,536,642
Dairy Crest Group PLC	331,818	2,374,083
Darty PLC	853,039	650,559
De La Rue PLC	167,713	2,431,482
Debenhams PLC	1,759,866	2,278,895
Derwent London PLC	81,559	2,931,010
Devro PLC	355,908	1,827,433
Dialight PLC	34,200	689,847
Dignity PLC	37,848	811,145
Diploma PLC	108,300	961,625
Dixons Retail PLC[b]	4,660,447	2,545,987
Domino Printing Sciences PLC	74,556	773,980
Domino’s Pizza Group PLC	99,408	1,007,219
Drax Group PLC	472,484	4,511,523
DS Smith PLC	1,357,056	4,927,583
Dunelm Group PLC	85,500	1,124,461
easyJet PLC	258,096	4,486,998
Electrocomponents PLC	738,264	2,762,279
Elementis PLC	534,668	2,192,736
EnQuest PLC[b]	650,189	1,304,410
Enterprise Inns PLC[b]	719,248	1,096,490
Essar Energy PLC[b,c]	305,292	679,474
Euromoney Institutional Investor PLC	26,904	410,359
F&C Asset Management PLC	233,472	356,108
Falkland Oil & Gas Ltd.[b]	278,025	110,343
Faroe Petroleum PLC[b]	157,458	278,152
Fenner PLC	157,458	861,658
Ferrexpo PLC	227,429	629,360
Fidessa Group PLC	38,482	1,075,087
Filtrona PLC	391,704	4,307,166
FirstGroup PLC	547,887	1,800,117
Galliford Try PLC	51,300	786,856
Gem Diamonds Ltd.[b]	168,169	342,223
Genus PLC	69,768	1,471,353
Go-Ahead Group PLC (The)	82,699	1,995,048
Grainger PLC	351,188	743,361
Great Portland Estates PLC	188,000	1,556,650
Greencore Group PLC	825,461	1,368,257
Greene King PLC	367,827	4,161,975
Greggs PLC	152,670	984,917
Gulf Keystone Petroleum Ltd.[b,c]	984,504	2,083,905
Halfords Group PLC	335,689	1,801,465
Halma PLC	586,188	4,566,279
Hays PLC	1,945,165	2,827,644
Henderson Group PLC	1,445,599	3,712,387
Heritage Oil PLC[b]	306,743	763,864
Highland Gold Mining Ltd.	110,511	144,910
Hikma Pharmaceuticals PLC	141,275	2,148,233

Security	Shares	Value

Hill & Smith Holdings PLC	56,717	$378,697
Hiscox Ltd.	624,993	5,457,069
Hochschild Mining PLC	245,328	948,844
Home Retail Group PLC[c]	841,320	2,040,094
Homeserve PLC	428,640	1,396,982
Howden Joinery Group PLC	1,099,416	4,255,585
Hunting PLC	183,312	2,302,427
IG Group Holdings PLC	507,318	4,251,943
Imagination Technologies Group PLC[b]	244,416	1,618,261
Inchcape PLC	635,374	4,954,372
Informa PLC	907,896	6,754,380
Innovation Group PLC[b]	841,548	340,544
Intermediate Capital Group PLC	636,514	4,184,594
International Personal Finance PLC	392,844	3,118,256
Interserve PLC	354,380	2,607,763
IQE PLC[b]	723,672	261,870
ITE Group PLC	219,108	893,813
Jardine Lloyd Thompson Group PLC	171,361	2,260,337
JD Wetherspoon PLC	253,639	2,319,238
JKX Oil & Gas PLC[b]	179,117	188,872
John Menzies PLC	30,780	349,474
John Wood Group PLC	430,507	5,192,821
Jupiter Fund Management PLC	178,524	918,310
Kcom Group PLC	504,792	665,060
Keller Group PLC	53,580	716,754
Kier Group PLC	23,895	435,869
Kofax PLC[b]	49,877	248,412
Ladbrokes PLC	1,253,916	3,696,323
Laird PLC	343,441	1,160,469
Lancashire Holdings Ltd.[c]	161,785	2,131,507
London Mining PLC[b]	139,992	250,022
LondonMetric Property PLC	641,364	1,142,961
Lonmin PLC[b,c]	568,176	2,378,793
Lonrho PLC[b,c]	2,022,132	202,997
Majestic Wine PLC	72,504	464,076
Man Group PLC	2,225,052	3,539,260
Marston’s PLC	1,268,731	2,859,299
McBride PLC[b]	239,628	427,036
Mears Group PLC	105,564	575,871
Michael Page International PLC	441,180	2,558,469
Micro Focus International PLC	244,049	2,543,016
Millennium & Copthorne Hotels PLC	88,920	782,625
Mitchells & Butlers PLC[b]	403,560	2,100,370
Mitie Group PLC	293,436	1,261,417
Mondi PLC	544,239	7,212,665
Moneysupermarket.com Group PLC	437,798	1,367,548
Monitise PLC[b]	1,230,972	646,611
Morgan Crucible Co. PLC (The)	504,354	2,052,715
Morgan Sindall Group PLC	35,568	318,309
Mothercare PLC[b]	85,272	420,714
N Brown Group PLC	129,276	897,376
National Express Group PLC	568,134	1,693,328
New World Resources PLC Class A	93,182	224,794
Northgate PLC	98,724	520,887
Ocado Group PLC[b,c]	493,620	1,306,060
Ophir Energy PLC[b,c]	544,499	3,448,309
Pace PLC	431,191	1,666,356
Pan African Resources PLC[b]	1,929,894	450,553
Paragon Group of Companies PLC	595,308	2,894,504
Patagonia Gold PLC[b,c]	690,840	129,027
Pendragon PLC[b]	2,100,839	760,216
Pennon Group PLC	487,464	5,200,816
Persimmon PLC	424,764	7,139,913

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

Persimmon PLC Registered	419,175	$489,303
Petra Diamonds Ltd.[b]	498,654	853,716
Petropavlovsk PLC	217,402	490,629
Playtech Ltd.	244,296	2,330,764
Premier Farnell PLC	667,056	2,195,807
Premier Foods PLC[b]	248,395	282,220
Premier Oil PLC[b]	669,408	3,885,123
Primary Health Properties PLC	175,788	911,077
Provident Financial PLC	211,128	5,352,891
PZ Cussons PLC	276,108	1,715,501
QinetiQ Group PLC	944,660	2,784,691
Quintain Estates and Development PLC[b]	531,468	535,597
Rathbone Brothers PLC	14,136	321,219
Redrow PLC[b]	595,484	1,982,450
Regus PLC	1,193,972	3,043,894
Renishaw PLC	37,848	969,604
Rentokil Initial PLC	2,568,272	3,791,402
Restaurant Group PLC (The)	563,388	4,225,577
Rightmove PLC	110,352	3,299,355
Rockhopper Exploration PLC[b]	308,339	656,262
Rotork PLC	79,800	3,613,001
RPC Group PLC	126,312	782,043
RPS Group PLC	168,036	652,259
RusPetro PLC[b,c]	118,104	75,825
Salamander Energy PLC[b]	186,404	530,048
Savills PLC	111,036	1,005,792
SDL PLC	205,656	1,164,783
Senior PLC	331,740	1,316,617
Shaftesbury PLC	501,144	4,738,384
Shanks Group PLC	411,540	523,626
SIG PLC	876,285	2,210,802
Sirius Minerals PLC[b,c]	1,355,004	537,777
SOCO International PLC[b]	308,111	1,817,473
Spectris PLC	162,336	5,331,124
Speedy Hire PLC	566,834	427,877
Spirax-Sarco Engineering PLC	58,764	2,399,005
Spirent Communications PLC	862,382	1,751,587
Spirit Pub Co. PLC	769,956	778,934
Sports Direct International PLC[b]	186,732	1,354,916
St James’s Place PLC	80,484	693,970
St. Modwen Properties PLC	160,968	669,919
Stagecoach Group PLC	216,034	1,033,924
SThree PLC	92,340	482,174
SuperGroup PLC[b]	34,512	371,973
Synergy Health PLC	65,892	1,114,766
Synthomer PLC	246,924	772,084
TalkTalk Telecom Group PLC	565,668	2,207,178
Taylor Wimpey PLC	4,317,690	6,249,652
Telecity Group PLC	235,296	3,378,332
Telecom plus PLC	51,756	982,748
Thomas Cook Group PLC[b]	1,510,728	3,044,931
Travis Perkins PLC	336,373	7,507,438
TT electronics PLC	179,564	465,323
Tullett Prebon PLC	411,588	1,566,257
UBM PLC	236,772	2,697,509
Ultra Electronics Holdings PLC	130,416	3,349,163
UNITE Group PLC	291,244	1,576,551
United Drug PLC	468,996	2,211,006
Vectura Group PLC[b]	988,877	1,354,398
Vesuvius PLC	385,834	2,089,783
Victrex PLC	84,751	2,117,100
W.S. Atkins PLC	182,756	2,562,819
WH Smith PLC	256,728	2,954,833

Security	Shares	Value

William Hill PLC	1,181,446	$7,833,303
Workspace Group PLC	81,509	475,728
Xchanging PLC	208,510	434,864
Xcite Energy Ltd.[b,c]	229,253	350,565
XP Power Ltd.[c]	11,360	212,169

		446,407,980

TOTAL COMMON STOCKS
(Cost: $1,764,339,651)		2,046,575,405

INVESTMENT COMPANIES — 0.09%

AUSTRALIA — 0.09%
Australian Infrastructure Fund	584,364	1,910,786

		1,910,786

TOTAL INVESTMENT COMPANIES
(Cost: $1,555,540)		1,910,786

PREFERRED STOCKS — 0.35%

AUSTRALIA — 0.09%
Gunns Ltd.[a,b]	4,914	—
Multiplex SITES Trust[b]	19,380	1,766,308

		1,766,308
GERMANY — 0.23%
Biotest AG	4,560	330,655
Draegerwerk AG & Co. KGaA	4,560	562,774
Fuchs Petrolub AG	35,290	2,977,221
Sartorius AG	9,120	979,580

		4,850,230
ITALY — 0.03%
Unipol Gruppo Finanziario SpA	181,032	551,811

		551,811
UNITED KINGDOM — 0.00%
McBride PLC	4,020,075	6,257

		6,257

TOTAL PREFERRED STOCKS
(Cost: $5,376,063)		7,174,606

RIGHTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd.[b]	1,119	3,687

		3,687

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

April 30, 2013

Security	Shares	Value

SPAIN — 0.00%
FAES FARMA SAb	442,961	$48,472

		48,472
SWITZERLAND — 0.00%
Meyer Burger Technology AGb,c	49,673	41,708

		41,708

TOTAL RIGHTS
(Cost: $245,479)		93,867
SHORT-TERM INVESTMENTS — 6.06%
MONEY MARKET FUNDS — 6.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	117,316,885	117,316,885
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	8,152,424	8,152,424
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	30,481	30,481

		125,499,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,499,790)		125,499,790

TOTAL INVESTMENTS IN SECURITIES — 105.37%
(Cost: $1,897,016,523)		2,181,254,454
Other Assets, Less Liabilities — (5.37)%		(111,180,608)

NET ASSETS — 100.00%		$2,070,073,846

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

168

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.89%

AUSTRALIA — 9.71%
AGL Energy Ltd.	179,543	$2,957,764
Alumina Ltd.[a]	785,967	787,317
AMP Ltd.	950,495	5,327,970
APA Group	170,534	1,152,418
ASX Ltd.	29,029	1,133,323
Australia and New Zealand Banking Group Ltd.	881,699	29,141,477
Bendigo and Adelaide Bank Ltd.	131,404	1,508,627
BGP Holdings PLC[a,b]	2,256,851	30
Caltex Australia Ltd.	23,114	516,820
CFS Retail Property Trust Group	634,088	1,448,073
Commonwealth Bank of Australia	339,339	25,872,818
Dexus Property Group	1,472,016	1,764,870
Federation Centres	422,604	1,140,578
Goodman Group	545,090	2,947,977
GPT Group	453,817	1,931,447
Harvey Norman Holdings Ltd.[c]	179,725	559,690
Iluka Resources Ltd.	46,501	432,020
Lend Lease Group	174,720	1,955,147
Macquarie Group Ltd.	67,977	2,765,384
Metcash Ltd.	286,104	1,214,690
Mirvac Group	1,097,005	2,015,580
National Australia Bank Ltd.	752,843	26,570,608
Origin Energy Ltd.	355,264	4,543,390
OZ Minerals Ltd.	99,372	443,558
QBE Insurance Group Ltd.	194,558	2,700,217
Sonic Healthcare Ltd.	124,306	1,711,015
SP AusNet	549,367	715,689
Stockland Corp. Ltd.	711,529	2,858,391
Suncorp Group Ltd.	209,300	2,820,084
Tabcorp Holdings Ltd.	238,329	853,521
Tatts Group Ltd.	450,086	1,527,782
Telstra Corp. Ltd.	1,413,867	7,308,968
Toll Holdings Ltd.	219,037	1,296,016
Westfield Group	691,600	8,363,712
Westfield Retail Trust	939,757	3,219,198
Westpac Banking Corp.	998,725	35,041,345

		186,547,514
AUSTRIA — 0.34%
IMMOFINANZ AGa	298,844	1,223,358
IMMOFINANZ AG Escrow[a,b]	269,008	4
OMV AG	47,502	2,234,206
Raiffeisen International Bank Holding AG	16,016	565,790
Telekom Austria AG	72,800	499,669
Verbund AG	13,195	289,213
Vienna Insurance Group AG	12,012	637,266
Voestalpine AG	35,581	1,112,001

		6,561,507
BELGIUM — 0.68%
Ageas	73,801	2,706,865
Belgacom SA	49,140	1,133,758
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	33,124	2,079,162
Groupe Bruxelles Lambert SA	26,663	2,066,968

Security	Shares	Value

KBC Groep NV	37,765	$1,483,724
Solvay SA	19,201	2,817,515
UCB SA	12,649	748,439

		13,036,431
DENMARK — 0.32%
A.P. Moeller-Maersk A/S Class A	182	1,245,528
A.P. Moeller-Maersk A/S Class B	455	3,240,948
TDC A/S	211,302	1,715,840

		6,202,316
FINLAND — 1.05%
Elisa OYJ	45,682	867,271
Fortum OYJ	144,508	2,688,229
Kesko OYJ Class B	20,748	623,675
Metso OYJ	41,496	1,706,353
Nokia OYJ[c]	1,212,757	4,067,599
Orion OYJ Class B	31,304	899,712
Pohjola Bank PLC Class A	44,772	762,634
Sampo OYJ Class A	136,045	5,434,662
Stora Enso OYJ Class R	179,452	1,248,010
UPM-Kymmene OYJ	170,625	1,786,119

		20,084,264
FRANCE — 10.92%
Accor SA	30,849	1,020,850
ALSTOM	34,671	1,424,332
ArcelorMittal	322,504	3,950,860
Arkema SA	9,919	930,313
AXA SA	572,481	10,728,901
BNP Paribas SA	325,143	18,136,969
Bouygues SA	61,516	1,718,566
Cap Gemini SA	50,050	2,304,559
Carrefour SA	194,831	5,779,468
Casino Guichard-Perrachon SA	9,191	994,476
CNP Assurances SA	50,505	716,130
Compagnie de Saint-Gobain	128,947	5,177,465
Compagnie Generale des Etablissements Michelin Class B	59,150	5,001,074
Credit Agricole SAa	209,664	1,921,403
Electricite de France SA	77,896	1,742,787
Eurazeo	9,555	506,664
Fonciere des Regions	8,281	659,427
France Telecom SA	600,327	6,429,913
GDF Suez	430,066	9,242,086
Gecina SA	7,098	854,479
Icade	6,825	629,866
Imerys SA	10,556	692,372
Klepierre	31,577	1,340,522
Lafarge SA	60,242	3,896,099
Lagardere SCA	37,947	1,411,828
Natixis	296,933	1,303,617
PPR SA	15,925	3,507,302
Renault SA	62,335	4,299,787
Rexel SA	47,593	1,048,182
Sanofi	386,022	42,353,280
SCOR SE	35,854	1,089,335
SES SA Class A FDR	35,854	1,120,770
Societe Generale[a]	227,136	8,259,001
STMicroelectronics NV	106,015	922,623
Suez Environnement SA	90,181	1,296,546

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

Thales SA	29,848	$1,297,816
Total SA	689,962	34,812,155
Vallourec SA	33,397	1,606,897
Veolia Environnement	110,383	1,522,961
Vinci SA	149,422	7,202,247
Vivendi SA	428,337	9,713,177
Wendel	10,647	1,154,684

		209,721,789
GERMANY — 7.53%
Allianz SE Registered	147,875	21,845,093
Axel Springer AG	12,740	537,485
Bayerische Motoren Werke AG	107,471	9,925,370
Celesio AG	27,209	538,982
Commerzbank AGa,c	122,759	1,653,252
Daimler AG Registered	294,476	16,311,787
Deutsche Bank AG Registered	301,119	13,859,108
Deutsche Boerse AG	62,426	3,901,136
Deutsche Post AG Registered	293,293	6,967,930
Deutsche Telekom AG Registered	910,728	10,784,724
E.ON SE	584,038	10,595,143
Hannover Rueckversicherung AG Registered	19,474	1,646,251
HeidelbergCement AG	15,743	1,134,707
Infineon Technologies AG	232,323	1,836,237
K+S AG Registered	55,146	2,440,690
METRO AG	42,042	1,312,262
Muenchener Rueckversicherungs-Gesellschaft AG Registered	20,566	4,117,294
RWE AG	159,159	5,735,847
Salzgitter AG	4,277	167,585
Siemens AG Registered	271,544	28,389,692
Volkswagen AG	5,278	1,027,077

		144,727,652
GREECE — 0.07%
Hellenic Telecommunications Organization SAa	79,000	687,414
OPAP SA	74,399	734,677

		1,422,091
HONG KONG — 2.94%
Bank of East Asia Ltd. (The)	436,800	1,795,469
BOC Hong Kong (Holdings) Ltd.	1,183,000	4,070,059
Cathay Pacific Airways Ltd.[c]	364,000	639,765
Cheung Kong (Holdings) Ltd.	455,000	6,847,924
First Pacific Co. Ltd.	728,000	1,007,489
Hang Seng Bank Ltd.	254,800	4,261,660
Henderson Land Development Co. Ltd.	273,000	1,976,986
HKT Trust and HKT Ltd.	728,000	764,529
Hong Kong Exchanges and Clearing Ltd.	109,200	1,837,683
Hopewell Holdings Ltd.	182,000	703,554
Hutchison Whampoa Ltd.	728,000	7,907,945
Kerry Properties Ltd.	227,500	1,028,948
MTR Corp. Ltd.	318,500	1,313,301
New World Development Co. Ltd.	1,183,000	2,063,992
NWS Holdings Ltd.	455,000	812,605
PCCW Ltd.	1,365,000	694,759
Power Assets Holdings Ltd.	455,000	4,444,115
Sino Land Co. Ltd.	910,000	1,496,225
Sun Hung Kai Properties Ltd.	500,000	7,228,823
Swire Pacific Ltd. Class Ac	227,500	2,891,899
Wheelock and Co. Ltd.	273,000	1,519,676

Security	Shares	Value

Wing Hang Bank Ltd.	45,500	$478,123
Yue Yuen Industrial (Holdings) Ltd.[c]	227,500	787,101

		56,572,630
IRELAND — 0.26%
CRH PLC	231,595	4,984,593
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		4,984,596
ISRAEL — 0.55%
Bank Hapoalim BMa	343,070	1,594,005
Bank Leumi le-Israel BMa	406,679	1,443,549
Bezeq The Israel Telecommunication Corp. Ltd.	622,531	903,352
Delek Group Ltd. (The)	1,365	359,200
Israel Corp. Ltd. (The)	364	234,134
Mizrahi Tefahot Bank Ltd.[a]	27,755	283,785
Teva Pharmaceutical Industries Ltd.	146,146	5,721,859

		10,539,884
ITALY — 3.08%
Atlantia SpA	107,877	1,929,994
Banca Monte dei Paschi di Siena SpA[a,c]	2,153,242	607,227
Banco Popolare Scrl[a]	575,120	830,271
Enel Green Power SpA	560,560	1,196,510
Enel SpA	2,128,581	8,239,360
Eni SpA	822,731	19,697,948
Exor SpA	20,657	626,386
Fiat SpA[a]	104,013	622,848
Finmeccanica SpA[a]	132,223	688,924
Intesa Sanpaolo SpA	3,254,433	5,908,218
Intesa Sanpaolo SpA RNC	305,669	479,563
Mediobanca SpA	167,895	1,068,249
Prysmian SpA	32,214	651,080
Snam SpA	545,818	2,687,011
Telecom Italia SpA	3,076,983	2,606,427
Telecom Italia SpA RNC	1,908,634	1,328,629
Terna SpA	422,786	1,981,004
UniCredit SpA[a]	1,310,218	6,840,471
Unione di Banche Italiane SpA	279,552	1,168,340

		59,158,460
JAPAN — 21.89%
Acom Co. Ltd.[a]	6,370	260,267
AEON Co. Ltd.	200,200	2,834,163
AEON Credit Service Co. Ltd.	9,100	272,879
Air Water Inc.	91,000	1,471,358
Aisin Seiki Co. Ltd.	45,500	1,641,849
Alfresa Holdings Corp.	9,100	540,899
All Nippon Airways Co. Ltd.[c]	364,000	792,198
Amada Co. Ltd.	91,000	728,673
Aozora Bank Ltd.	364,000	1,139,719
Asahi Glass Co. Ltd.	303,000	2,376,471
Asahi Kasei Corp.	273,000	1,832,892
Bank of Kyoto Ltd. (The)	91,000	956,616
Bank of Yokohama Ltd. (The)	364,000	2,212,175
Brother Industries Ltd.	72,800	832,555
Canon Inc.	364,000	13,060,055
Central Japan Railway Co.	45,500	5,488,400
Chiba Bank Ltd. (The)	273,000	2,118,756

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

Chubu Electric Power Co. Inc.	209,300	$2,709,448
Chugoku Bank Ltd. (The)	51,000	887,958
Chugoku Electric Power Co. Inc. (The)	100,100	1,435,578
Citizen Holdings Co. Ltd.	45,500	268,581
Coca-Cola West Co. Ltd.	18,200	338,739
Cosmo Oil Co. Ltd.[a]	182,000	433,467
Dai Nippon Printing Co. Ltd.	182,000	1,780,577
Daicel Corp.	91,000	733,344
Daido Steel Co. Ltd.	91,000	495,124
Denki Kagaku Kogyo K.K.	182,000	665,147
Denso Corp.	154,700	6,932,199
Eisai Co. Ltd.	81,900	3,737,250
Electric Power Development Co. Ltd.	36,420	1,040,144
Fuji Electric Co. Ltd.	182,000	622,174
FUJIFILM Holdings Corp.	154,700	3,173,089
Fujitsu Ltd.	637,000	2,674,602
Fukuoka Financial Group Inc.	273,000	1,395,688
Furukawa Electric Co. Ltd.[a]	182,000	459,624
GS Yuasa Corp.[c]	91,000	385,823
Gunma Bank Ltd. (The)	91,000	578,267
Hachijuni Bank Ltd. (The)	91,000	618,438
Hankyu Hanshin Holdings Inc.	91,000	588,543
Hiroshima Bank Ltd. (The)	182,000	958,485
Hitachi Chemical Co. Ltd.	36,400	569,859
Hitachi Construction Machinery Co. Ltd.	36,400	863,944
Hitachi High-Technologies Corp.	9,100	226,729
Hitachi Ltd.	546,000	3,486,418
Hokkaido Electric Power Co. Inc.[a]	63,700	807,612
Hokuriku Electric Power Co.	36,400	535,855
Honda Motor Co. Ltd.	182,000	7,240,016
Hoya Corp.	136,500	2,729,720
Hulic Co. Ltd.	63,700	707,560
IBIDEN Co. Ltd.	36,400	637,121
Idemitsu Kosan Co. Ltd.	9,100	768,843
IHI Corp.	364,000	1,356,452
INPEX Corp.	728	3,512,576
Isetan Mitsukoshi Holdings Ltd.	118,300	1,883,619
Isuzu Motors Ltd.	364,000	2,425,172
ITOCHU Corp.	482,300	5,966,241
Iyo Bank Ltd. (The)	91,000	952,880
J. Front Retailing Co. Ltd.	182,000	1,528,344
Japan Airlines Co. Ltd.	18,200	922,985
Japan Exchange Group Inc.	18,200	2,234,596
Japan Petroleum Exploration Co. Ltd.	9,100	360,132
Japan Prime Realty Investment Corp.	273	1,003,326
Japan Real Estate Investment Corp.	182	2,440,119
Japan Retail Fund Investment Corp.	637	1,510,594
JFE Holdings Inc.	154,700	3,347,784
Joyo Bank Ltd. (The)	182,000	1,117,298
JSR Corp.	54,600	1,257,241
JTEKT Corp.	72,800	740,630
JX Holdings Inc.	718,900	3,896,717
Kajima Corp.	273,000	871,605
Kamigumi Co. Ltd.	91,000	851,986
Kaneka Corp.	91,000	547,439
Kansai Electric Power Co. Inc. (The)[a]	245,700	2,996,526
Kawasaki Heavy Industries Ltd.	455,000	1,448,003
KDDI Corp.	91,000	4,372,036
Kikkoman Corp.	18,000	341,669
Kinden Corp.	22,000	160,353
Kobe Steel Ltd.[a]	910,000	1,186,428
Komatsu Ltd.	300,300	8,197,287
Konami Corp.	36,400	830,313

Security	Shares	Value

Konica Minolta Holdings Inc.	136,500	$965,491
Kuraray Co. Ltd.	118,300	1,796,178
Kurita Water Industries Ltd.	36,400	746,983
Kyowa Hakko Kirin Co. Ltd.	91,000	1,116,364
Kyushu Electric Power Co. Inc.[a]	136,500	1,884,740
Makita Corp.	18,200	1,107,956
Marubeni Corp.	546,000	3,906,806
Marui Group Co. Ltd.	72,800	844,513
Maruichi Steel Tube Ltd.	18,200	458,877
Mazda Motor Corp.[a]	910,000	3,120,214
Medipal Holdings Corp.	54,600	857,031
Mitsubishi Chemical Holdings Corp.	455,000	2,214,044
Mitsubishi Corp.	455,000	8,164,870
Mitsubishi Gas Chemical Co. Inc.	91,000	695,042
Mitsubishi Tanabe Pharma Corp.	72,800	1,106,835
Mitsubishi UFJ Financial Group Inc.	4,104,100	27,933,665
Mitsubishi UFJ Lease & Finance Co. Ltd.	182,000	1,025,747
Mitsui & Co. Ltd.	555,100	7,624,718
Mitsui Chemicals Inc.	273,000	630,582
Mitsui O.S.K. Lines Ltd.[a]	364,000	1,513,397
Mizuho Financial Group Inc.	7,343,700	16,208,762
MS&AD Insurance Group Holdings Inc.	163,808	4,387,384
Namco Bandai Holdings Inc.	54,600	994,918
NEC Corp.	873,000	2,267,416
NGK Insulators Ltd.	91,000	1,098,614
NGK Spark Plug Co. Ltd.	38,000	640,160
NHK Spring Co. Ltd.	18,200	196,928
Nippon Building Fund Inc.	182	2,619,485
Nippon Electric Glass Co. Ltd.	102,000	519,372
Nippon Express Co. Ltd.	273,000	1,420,912
Nippon Paper Industries Co. Ltd.[a,c]	27,300	406,936
Nippon Telegraph and Telephone Corp.	136,500	6,761,241
Nippon Yusen K.K.	546,000	1,423,714
Nishi-Nippon City Bank Ltd. (The)	182,000	607,227
Nissan Motor Co. Ltd.	800,800	8,352,457
NKSJ Holdings Inc.	118,300	2,997,273
NOK Corp.	9,100	131,068
Nomura Real Estate Holdings Inc.	36,400	977,169
Nomura Real Estate Office Fund Inc.[c]	91	581,070
Nomura Research Institute Ltd.	36,400	1,096,746
NSK Ltd.	137,000	1,108,264
NTT DOCOMO Inc.	4,914	8,121,897
NTT Urban Development Corp.	182	269,048
Obayashi Corp.	182,000	1,119,166
Oji Holdings Corp.	273,000	972,498
Ono Pharmaceutical Co. Ltd.	18,200	1,199,507
ORIX Corp.	336,700	5,170,960
Osaka Gas Co. Ltd.	637,000	2,759,614
Otsuka Holdings Co. Ltd.	109,200	3,934,832
Panasonic Corp.	718,900	5,232,523
Resona Holdings Inc.	618,800	3,303,316
Ricoh Co. Ltd.	188,000	2,095,965
Rohm Co. Ltd.	36,400	1,283,585
Sankyo Co. Ltd.	18,200	829,566
SBI Holdings Inc.	72,820	1,409,902
Sekisui Chemical Co. Ltd.	91,000	1,145,324
Sekisui House Ltd.	182,000	2,729,720
Seven & I Holdings Co. Ltd.	81,900	3,144,503
Sharp Corp.[a,c]	364,000	1,263,033
Shikoku Electric Power Co. Inc.[a]	54,600	989,313
Shimizu Corp.	182,000	732,409
Shinsei Bank Ltd.	455,000	1,275,177
Shionogi & Co. Ltd.	91,000	2,240,201

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

Shiseido Co. Ltd.	109,200	$1,562,723
Shizuoka Bank Ltd. (The)	182,000	2,227,122
Showa Denko K.K.	455,000	733,344
Showa Shell Sekiyu K.K.	54,600	437,764
Sojitz Corp.	409,500	643,194
Sony Corp.	336,700	5,575,373
Stanley Electric Co. Ltd.	45,500	872,539
Sumco Corp.	36,400	382,273
Sumitomo Chemical Co. Ltd.	182,000	609,096
Sumitomo Corp.	364,000	4,543,928
Sumitomo Electric Industries Ltd.	236,600	3,143,008
Sumitomo Heavy Industries Ltd.	182,000	807,145
Sumitomo Metal Mining Co. Ltd.	182,000	2,535,407
Sumitomo Mitsui Financial Group Inc.	436,800	20,649,461
Sumitomo Mitsui Trust Holdings Inc.	1,001,050	5,025,289
Sumitomo Rubber Industries Inc.	27,300	503,625
T&D Holdings Inc.	191,100	2,220,770
Takashimaya Co. Ltd.	91,000	1,074,325
Takeda Pharmaceutical Co. Ltd.	254,800	13,994,251
TDK Corp.	18,200	665,147
Teijin Ltd.	273,000	655,805
Tohoku Electric Power Co. Inc.[a]	91,000	973,432
Tokyo Electric Power Co. Inc.[a]	482,300	2,129,032
Tokyo Electron Ltd.	18,200	932,327
Tokyu Corp.	128,000	1,015,748
Tokyu Land Corp.	91,000	1,116,364
TonenGeneral Sekiyu K.K.	91,000	919,249
Toppan Printing Co. Ltd.	182,000	1,386,346
Toray Industries Inc.	455,000	3,194,949
Toshiba Corp.	1,274,000	7,023,283
Toyoda Gosei Co. Ltd.	18,200	471,956
Toyota Industries Corp.	54,600	2,230,859
Toyota Tsusho Corp.	72,800	2,026,084
Trend Micro Inc.	9,100	255,035
Ube Industries Ltd.	273,000	552,110
West Japan Railway Co.	27,300	1,320,018
Yamada Denki Co. Ltd.	28,210	1,359,675
Yamaguchi Financial Group Inc.	91,000	987,445
Yamaha Corp.	54,600	585,741
Yamaha Motor Co. Ltd.	63,700	888,046
Yaskawa Electric Corp.	24,000	292,947

		420,561,705
NETHERLANDS — 1.97%
AEGON NV	575,939	3,804,943
Corio NV	21,203	983,563
Delta Lloyd NV	56,602	1,085,781
ING Groep NV CVA[a]	1,242,059	10,205,093
Koninklijke Ahold NV	115,752	1,828,237
Koninklijke DSM NV	49,777	3,211,081
Koninklijke KPN NVc	324,324	676,873
Koninklijke Philips Electronics NV	310,947	8,596,706
Randstad Holding NV	39,221	1,634,779
Reed Elsevier NV	224,861	3,652,348
Wolters Kluwer NV	98,462	2,180,847

		37,860,251
NEW ZEALAND — 0.13%
Fletcher Building Ltd.	217,035	1,645,862
SKYCITY Entertainment Group Ltd.	51,961	198,803

Security	Shares	Value

Telecom Corp. of New Zealand Ltd.	315,770	$705,651

		2,550,316
NORWAY — 1.39%
DNB ASA	315,406	5,163,585
Gjensidige Forsikring ASA	65,793	1,061,684
Norsk Hydro ASA[c]	300,482	1,409,231
Orkla ASA	252,252	2,274,060
Statoil ASA	363,363	8,880,446
Telenor ASA	226,772	5,104,985
Yara International ASA	59,878	2,808,220

		26,702,211
PORTUGAL — 0.20%
Banco Espirito Santo SA Registered[a]	661,115	757,433
Energias de Portugal SA	614,705	2,115,215
Portugal Telecom SGPS SA Registered	202,839	1,059,262

		3,931,910
SINGAPORE — 1.97%
Ascendas REIT	651,546	1,454,757
CapitaCommercial Trust	637,000	884,399
CapitaLand Ltd.	819,000	2,486,956
CapitaMall Trust Management Ltd.	728,800	1,372,806
City Developments Ltd.	91,000	831,941
ComfortDelGro Corp. Ltd.	637,000	1,026,627
DBS Group Holdings Ltd.	590,000	8,028,579
Golden Agri-Resources Ltd.	2,366,000	1,018,130
Hutchison Port Holdings Trust	1,638,000	1,359,540
Keppel Land Ltd.	273,000	899,915
Oversea-Chinese Banking Corp. Ltd.	273,000	2,404,945
Singapore Airlines Ltd.	91,000	820,119
Singapore Press Holdings Ltd.[c]	272,000	984,955
Singapore Telecommunications Ltd.	2,639,000	8,420,631
StarHub Ltd.	182,000	698,948
United Overseas Bank Ltd.[c]	204,000	3,536,232
UOL Group Ltd.	182,000	1,053,595
Yangzijiang Shipbuilding[c]	637,000	491,333

		37,774,408
SPAIN — 4.73%
Abertis Infraestructuras SA	57,512	1,075,182
Acciona SA	8,281	543,154
Actividades de Construcciones y Servicios SAc	45,318	1,166,565
Banco Bilbao Vizcaya Argentaria SA	1,749,566	16,999,850
Banco Bilbao Vizcaya Argentaria SA New[a]	32,272	313,574
Banco de Sabadell SAa	917,811	1,910,657
Banco Popular Espanol SAa	1,792,336	1,396,543
Banco Santander SA	3,384,381	24,500,671
CaixaBank	369,660	1,369,969
Enagas SA	61,152	1,630,999
Ferrovial SA	85,449	1,415,522
Gas Natural SDG SA	113,113	2,371,139
Iberdrola SA	1,511,874	8,152,413
Mapfre SA	248,339	911,837
Red Electrica Corporacion SA	17,199	915,850
Repsol SA	268,217	6,294,389
Telefonica SA	1,320,319	19,391,497
Zardoya Otis SA	31,600	442,028

		90,801,840

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

SWEDEN — 2.97%
Boliden AB	44,226	$700,986
Husqvarna AB Class B	131,768	757,246
Investment AB Kinnevik Class B	66,703	1,744,563
Nordea Bank AB	852,579	10,227,287
Ratos AB Class B	31,759	304,925
Scania AB Class B	68,432	1,457,833
Securitas AB Class B	102,739	1,007,844
Skandinaviska Enskilda Banken AB Class A	454,181	4,665,895
Skanska AB Class B	124,215	2,114,657
Svenska Cellulosa AB Class B	122,759	3,191,698
Svenska Handelsbanken AB Class A	160,433	7,296,521
Swedbank AB Class A	260,988	6,430,808
Telefonaktiebolaget LM Ericsson Class B	987,896	12,346,506
TeliaSonera AB	705,068	4,856,829

		57,103,598
SWITZERLAND — 5.28%
Adecco SA Registered	42,770	2,289,630
Baloise Holding AG Registered	10,283	1,059,350
Banque Cantonale Vaudoise Registered	1,001	554,405
Credit Suisse Group AG Registered	144,117	3,999,501
Julius Baer Group Ltd.	23,933	954,280
Lindt & Spruengli AG Participation Certificates	91	352,656
Lonza Group AG Registered	17,199	1,198,811
Novartis AG Registered	745,836	55,438,910
Pargesa Holding SA Bearer	8,099	564,955
Swiss Life Holding AG Registered[a]	9,828	1,555,214
Swiss Prime Site AG Registered	17,322	1,421,823
Swiss Re AGa	114,205	9,091,404
Swisscom AG Registered	7,644	3,602,501
Transocean Ltd.[a]	116,298	5,942,910
Zurich Insurance Group AGa	47,957	13,401,838

		101,428,188
UNITED KINGDOM — 20.91%
3i Group PLC	156,065	798,168
Admiral Group PLC	23,114	460,835
Anglo American PLC	448,903	10,934,233
AstraZeneca PLC	403,949	21,014,517
Aviva PLC	950,404	4,513,069
BAE Systems PLC	1,050,868	6,141,572
Balfour Beatty PLC	223,860	752,230
Barclays PLC	3,761,303	16,745,639
BHP Billiton PLC	681,317	18,991,806
BP PLC	6,176,170	44,833,149
British Land Co. PLC	300,391	2,779,459
Capital Shopping Centres Group PLC	214,123	1,142,086
Centrica PLC	1,094,912	6,322,293
Eurasian Natural Resources Corp.	82,810	353,662
Evraz PLC	105,378	254,216
Hammerson PLC	228,060	1,843,980
HSBC Holdings PLC	5,962,229	65,282,115
ICAP PLC	177,450	794,856
Investec PLC	175,175	1,240,524
J Sainsbury PLC	398,398	2,363,075
Kazakhmys PLC	68,432	368,836

Security	Shares	Value

Kingfisher PLC	765,856	$3,732,086
Land Securities Group PLC	250,614	3,407,138
Legal & General Group PLC	1,254,708	3,310,045
Marks & Spencer Group PLC	519,519	3,303,857
National Grid PLC	1,177,813	15,022,657
Old Mutual PLC	1,576,029	5,028,512
Resolution Ltd.	453,089	1,860,991
Rexam PLC	124,572	1,001,411
Royal Bank of Scotland Group PLC[a]	686,140	3,271,005
Royal Dutch Shell PLC Class A	1,208,571	41,231,979
Royal Dutch Shell PLC Class B	852,033	29,877,143
RSA Insurance Group PLC	1,153,971	1,998,994
SEGRO PLC	237,692	985,531
Severn Trent PLC	37,947	1,075,496
SSE PLC	310,128	7,515,382
Standard Life PLC	755,664	4,401,026
Tesco PLC	2,606,422	14,853,378
TUI Travel PLC	146,146	714,912
United Utilities Group PLC	219,856	2,533,873
Vodafone Group PLC	15,938,195	48,669,804

		401,725,540

TOTAL COMMON STOCKS
(Cost: $1,754,314,030)		1,899,999,100

PREFERRED STOCKS — 0.35%

GERMANY — 0.35%
Bayerische Motoren Werke AG	17,654	1,228,457
Porsche Automobil Holding SE	17,836	1,398,907
ProSiebenSat.1 Media AG	11,193	429,129
RWE AG NVS	12,194	415,177
Volkswagen AG	16,198	3,286,603

		6,758,273

TOTAL PREFERRED STOCKS
(Cost: $6,025,209)		6,758,273

RIGHTS — 0.06%

NETHERLANDS — 0.02%
Koninklijke KPN NVa,c	324,324	436,140

		436,140
SPAIN — 0.04%
Banco Santander SAa	3,421,572	717,250

		717,250

TOTAL RIGHTS
(Cost: $1,996,306)		1,153,390

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	13,739,228	$13,739,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	954,747	954,747
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	508,161	508,161

		15,202,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,202,136)		15,202,136

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $1,777,537,681)		1,923,112,899
Other Assets, Less Liabilities — (0.09)%		(1,816,222)

NET ASSETS — 100.00%		$1,921,296,677

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

174

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 90.75%

BRAZIL — 1.79%
Banco Santander (Brasil) SA Units SP ADR	16,760	$124,359

		124,359
CHILE — 1.88%
Banco Santander (Chile) SA SP ADR	2,791	74,352
CorpBanca SA SP ADR	2,735	56,013

		130,365
CHINA — 29.17%
Agile Property Holdings Ltd.	10,000	12,937
Agricultural Bank of China Ltd. Class H	142,000	67,884
Bank of China Ltd. Class H	475,000	222,180
Bank of Communications Co. Ltd. Class H	61,600	48,975
China CITIC Bank Corp. Ltd. Class H	70,200	39,530
China Construction Bank Corp. Class H	476,320	398,949
China Everbright Ltd.[a]	10,000	15,901
China Life Insurance Co. Ltd. Class H	60,000	163,905
China Merchants Bank Co. Ltd. Class H	30,690	65,409
China Minsheng Banking Corp. Ltd. Class H	50,300	64,620
China Overseas Land & Investment Ltd.[a]	30,000	91,617
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	57,521
China Resources Land Ltd.	20,000	60,562
China Taiping Insurance Holdings Co. Ltd.[b]	9,600	16,353
Chongqing Rural Commercial Bank Co. Ltd. Class H	20,000	10,875
CITIC Securities Co. Ltd. Class H	5,500	12,473
Country Garden Holdings Co. Ltd.[b]	46,325	26,265
Evergrande Real Estate Group Ltd.	30,000	12,254
Far East Horizon Ltd.[a]	25,000	17,009
Franshion Properties (China) Ltd.	90,000	30,732
Guangzhou R&F Properties Co. Ltd. Class H	10,000	18,091
Industrial and Commercial Bank of China Ltd. Class H	420,400	295,774
Longfor Properties Co. Ltd.	20,500	34,235
PICC Property and Casualty Co. Ltd. Class H	23,000	29,518
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	98,978
Poly Property Group Co. Ltd.[b]	15,000	10,457
Shimao Property Holdings Ltd.	15,000	32,317
Shui On Land Ltd.	35,000	11,636
Sino-Ocean Land Holdings Ltd.	32,500	21,442
SOHO China Ltd.[a]	25,000	21,583
Yuexiu Property Co. Ltd.	50,000	14,818

		2,024,800
COLOMBIA — 1.66%
Bancolombia SA SP ADR	1,700	115,209

		115,209
CZECH REPUBLIC — 0.99%
Komercni Banka AS	360	68,897

		68,897

Security	Shares	Value

EGYPT — 0.12%
Commercial International Bank (Egypt) SAE SP ADR	1,832	$7,989

		7,989
HUNGARY — 0.69%
OTP Bank PLC	2,300	47,861

		47,861
INDIA — 7.54%
Axis Bank Ltd. SP GDR[c]	3,170	89,331
HDFC Bank Ltd. SP ADR	5,051	214,364
ICICI Bank Ltd. SP ADR	4,695	219,820

		523,515
INDONESIA — 5.55%
PT Bank Central Asia Tbk	125,000	138,210
PT Bank Danamon Indonesia Tbk	48,580	32,228
PT Bank Mandiri (Persero) Tbk	80,025	86,425
PT Bank Negara Indonesia (Persero) Tbk	70,333	39,064
PT Bank Rakyat Indonesia (Persero) Tbk	92,500	89,432

		385,359
MEXICO — 4.49%
Compartamos SAB de CV	20,000	33,266
Grupo Financiero Banorte SAB de CV Series O	20,500	154,400
Grupo Financiero Inbursa SAB de CV Series O	36,500	106,828
Grupo Financiero Santander Mexico SAB de CV Series B	5,200	16,798

		311,292
PERU — 1.93%
Credicorp Ltd.	890	134,025

		134,025
PHILIPPINES — 5.08%
Ayala Corp.	5,050	78,646
Ayala Land Inc.	55,000	43,361
Bank of the Philippine Islands	34,265	85,579
BDO Unibank Inc.[b]	22,596	50,342
Metropolitan Bank & Trust Co.	300	907
SM Prime Holdings Inc.	193,650	94,096

		352,931
POLAND — 2.64%
Bank Handlowy w Warszawie SA	525	15,619
Bank Millennium SAb	10,430	15,944
Bank Pekao SA	595	28,530
BRE Bank SAb	331	36,206
Powszechna Kasa Oszczednosci Bank Polski SA	4,405	45,869
Powszechny Zaklad Ubezpieczen SA	300	41,351

		183,519
RUSSIA — 3.89%
LSR Group OJSC SP GDR[c]	16,160	70,296
Sberbank of Russia SP ADR[b]	15,505	199,394

		269,690

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

SOUTH AFRICA — 9.75%
Absa Group Ltd.	1,975	$32,473
African Bank Investments Ltd.[a]	10,100	32,035
Discovery Holdings Ltd.	100	910
FirstRand Ltd.	35,465	123,107
Growthpoint Properties Ltd.	11,690	38,379
Investec Ltd.	4,275	30,636
Liberty Holdings Ltd.	50	665
MMI Holdings Ltd.	6,346	16,179
Nedbank Group Ltd.	545	11,567
Redefine Properties Ltd.	18,740	22,532
Remgro Ltd.	5,850	117,861
RMB Holdings Ltd.	14,185	62,900
RMI Holdings Ltd.	14,185	37,032
Sanlam Ltd.	7,825	40,064
Standard Bank Group Ltd.	8,840	110,323

		676,663
SOUTH KOREA — 2.28%
Shinhan Financial Group Co. Ltd. SP ADR	3,774	129,410
Woori Finance Holdings Co. Ltd. SP ADR	896	29,084

		158,494
THAILAND — 6.53%
Bangkok Bank PCL NVDR	13,000	100,102
Bank of Ayudhya PCL NVDR	39,000	43,518
Kasikornbank PCL NVDR	18,500	133,629
Krung Thai Bank PCL NVDR	58,075	49,072
Siam Commercial Bank PCL NVDR	20,000	126,746

		453,067
TURKEY — 4.77%
Akbank TAS	10,471	54,998
Asya Katilim Bankasi ASb	24,675	29,856
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	500	856
Haci Omer Sabanci Holding AS	3,765	23,407
Turkiye Garanti Bankasi AS	14,395	79,462
Turkiye Halk Bankasi AS	4,116	44,868
Turkiye Is Bankasi AS Class C	12,526	48,331
Turkiye Vakiflar Bankasi TAO Class D	1,200	4,282
Yapi ve Kredi Bankasi AS	14,615	45,309

		331,369

TOTAL COMMON STOCKS
(Cost: $6,495,328)		6,299,404

PREFERRED STOCKS — 8.70%

BRAZIL — 8.70%
Banco Bradesco SA SP ADR	19,618	325,463
Itau Unibanco Holding SA SP ADR	16,545	278,452

		603,915

Security	Shares	Value

TOTAL PREFERRED STOCKS
(Cost: $719,287)		$603,915

RIGHTS — 0.02%

CHINA — 0.02%
Shui On Land Ltd.[b]	11,666	1,233

		1,233

TOTAL RIGHTS
(Cost: $0)		1,233

SHORT-TERM INVESTMENTS — 1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	123,320	123,320
BlackRock Cash Funds: Prime, SL Agency Shares 0.16%[d,e,f]	8,570	8,570
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%[d,e]	3,089	3,089

		134,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,979)		134,979

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $7,349,594)		7,039,531
Other Assets, Less Liabilities — (1.42)%		(98,359)

NET ASSETS — 100.00%		$6,941,172

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

176

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 88.67%

BRAZIL — 7.85%
Companhia Siderurgica Nacional SA SP ADR	18,224	$72,896
Fibria Celulose SA SP ADR[a]	11,432	122,208
Vale SA SP ADR	23,314	398,436

		593,540
CHILE — 3.99%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	6,096	301,691

		301,691
CHINA — 11.86%
Aluminum Corp. of China Ltd. Class Ha,b	80,000	30,204
Angang Steel Co. Ltd. Class Ha,b	32,000	18,844
Anhui Conch Cement Co. Ltd. Class H	36,000	130,351
BBMG Corp. Class H	72,000	57,799
China BlueChemical Ltd. Class H	160,000	97,518
China National Building Material Co. Ltd. Class H	64,000	75,540
China Resources Cement Holdings Ltd.	96,000	55,295
China Shanshui Cement Group Ltd.	48,000	27,152
Fosun International Ltd.	44,000	31,296
Huabao International Holdings Ltd.	104,000	47,708
Jiangxi Copper Co. Ltd. Class H	24,000	46,512
Lee & Man Paper Manufacturing Ltd.	72,000	53,532
Nine Dragons Paper (Holdings) Ltd.	24,000	20,813
Shougang Fushan Resources Group Ltd.	48,000	18,741
Sinopec Shanghai Petrochemical Co. Ltd. Class H	224,000	77,066
Yingde Gases Group Co. Ltd.[b]	68,000	65,454
Zhaojin Mining Industry Co. Ltd. Class H	16,000	17,772
Zijin Mining Group Co. Ltd. Class H	85,000	25,082

		896,679
INDIA — 3.50%
Sterlite Industries (India) Ltd. SP ADR	20,352	147,145
Tata Steel Ltd. SP GDR[c]	20,620	117,843

		264,988
INDONESIA — 4.94%
PT Indocement Tunggal Prakarsa Tbk	68,000	184,644
PT Semen Gresik (Persero) Tbk	100,000	189,252

		373,896
MEXICO — 14.61%
Cemex SAB de CV CPO[a]	299,584	337,373
Grupo Mexico SAB de CV Series B	97,799	349,632
Industrias Penoles SAB de CV	3,040	126,778
Mexichem SAB de CV	50,447	256,829
Minera Frisco SAB de CV Series A1[a]	8,000	34,154

		1,104,766
PERU — 3.55%
Compania de Minas Buenaventura SA SP ADR	4,296	86,006

Security	Shares	Value

Southern Copper Corp.	5,466	$182,182

		268,188
POLAND — 3.13%
Jastrzebska Spolka Weglowa SA	784	20,719
KGHM Polska Miedz SA	2,952	138,278
Synthos SA	52,089	77,650

		236,647
RUSSIA — 5.48%
Mechel OAO SP ADR	3,731	15,223
MMC Norilsk Nickel OJSC SP ADR	10,448	160,063
Novolipetsk Steel OJSC SP GDR[c]	1,264	20,982
Severstal OAO SP GDR[c]	4,912	41,531
Uralkali OJSC SP GDR[c]	4,889	176,933

		414,732
SOUTH AFRICA — 10.87%
African Rainbow Minerals Ltd.	2,664	52,459
Anglo American Platinum Ltd.[a]	1,360	51,537
AngloGold Ashanti Ltd.	7,760	144,619
ArcelorMittal South Africa Ltd.[a]	4,400	11,262
Assore Ltd.	228	7,412
Gold Fields Ltd.	13,360	94,997
Harmony Gold Mining Co. Ltd.	7,536	36,244
Impala Platinum Holdings Ltd.	10,592	144,404
Kumba Iron Ore Ltd.	1,552	81,774
Northam Platinum Ltd.[a]	4,448	16,485
PPC Ltd.	31,408	114,724
Sappi Ltd.[a]	22,096	66,418

		822,335
SOUTH KOREA — 7.78%
POSCO SP ADR	8,179	588,806

		588,806
TAIWAN — 2.65%
China Steel Corp. SP GDR	11,378	200,480

		200,480
THAILAND — 7.80%
Indorama Ventures PCL NVDR	46,400	37,152
PTT Global Chemical PCL NVDR	91,262	226,989
Siam Cement PCL NVDR	20,000	325,724

		589,865
TURKEY — 0.66%
Eregli Demir ve Celik Fabrikalari TAS	43,653	49,898

		49,898

TOTAL COMMON STOCKS (Cost: $8,898,239)		6,706,511

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 10.69%

BRAZIL — 10.69%
Braskem SA Class A SP ADR	5,561	$98,152
Gerdau SA SP ADR	16,593	130,255
Vale SA Class A SP ADR	35,696	580,417

		808,824

TOTAL PREFERRED STOCKS (Cost: $1,246,374)		808,824

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d],[e,f]	33,136	33,136
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d],e,f	2,303	2,303
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	6,732	6,732

		42,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,171)		42,171

TOTAL INVESTMENTS IN SECURITIES — 99.92% (Cost: $10,186,784)		7,557,506
Other Assets, Less Liabilities — 0.08%		5,818

NET ASSETS — 100.00%		$7,563,324

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

178

Schedule of Investments  (Unaudited)

iSHARES®  MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.97%

AUSTRIA — 0.91%
Erste Group Bank AGa	6,235	$195,642
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	26,402	108,080
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AG	1,419	50,128
Vienna Insurance Group AG	1,075	57,031

		410,881
BELGIUM — 1.51%
Ageas	6,622	242,881
Groupe Bruxelles Lambert SA	2,279	176,672
KBC Groep NV	6,536	256,789

		676,342
DENMARK — 0.92%
Danske Bank A/Sa	18,705	353,926
TrygVesta A/S	688	59,640

		413,566
FINLAND — 1.22%
Pohjola Bank PLC Class A	4,042	68,850
Sampo OYJ Class A	11,997	479,251

		548,101
FRANCE — 11.15%
AXA SA	50,482	946,086
BNP Paribas SA	28,681	1,599,870
CNP Assurances SA	4,601	65,239
Credit Agricole SAa	28,638	262,444
Eurazeo	860	45,602
Fonciere des Regions	731	58,211
Gecina SA	645	77,647
Icade	645	59,526
Klepierre	2,838	120,480
Natixis	26,144	114,779
SCOR SE	4,644	141,097
Societe Generale[a]	20,081	730,175
Unibail-Rodamco SE	2,623	686,446
Wendel	946	102,595

		5,010,197
GERMANY — 10.71%
Allianz SE Registered	13,072	1,931,084
Commerzbank AGa,c	10,797	145,408
Deutsche Bank AG Registered	26,574	1,223,078
Deutsche Boerse AG	5,504	343,957
Hannover Rueckversicherung AG Registered	1,720	145,401
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,117	1,024,419

		4,813,347

Security	Shares	Value

ITALY — 4.79%
Assicurazioni Generali SpA	33,411	$613,604
Banca Monte dei Paschi di Siena SpA[a,c]	180,944	51,027
Banco Popolare Scrl[a]	50,697	73,189
Exor SpA	1,806	54,764
Intesa Sanpaolo SpA	287,154	521,310
Intesa Sanpaolo SpA RNC	26,230	41,152
Mediobanca SpA	14,663	93,295
UniCredit SpA[a]	115,842	604,795
Unione di Banche Italiane SpA	24,338	101,716

		2,154,852
NETHERLANDS — 3.16%
AEGON NV	50,740	335,214
Corio NV	1,892	87,766
Delta Lloyd NV	5,031	96,508
ING Groep NV CVA[a]	109,435	899,148

		1,418,636
NORWAY — 1.22%
DNB ASA	27,864	456,168
Gjensidige Forsikring ASA	5,633	90,898

		547,066
PORTUGAL — 0.14%
Banco Espirito Santo SA Registered[a]	56,115	64,290

		64,290
SPAIN — 9.16%
Banco Bilbao Vizcaya Argentaria SA	152,822	1,484,912
Banco Bilbao Vizcaya Argentaria SA New[a]	2,759	26,808
Banco de Sabadell SA	80,448	167,473
Banco Popular Espanol SA	156,477	121,923
Banco Santander SA	292,056	2,114,291
Bankia SAa,c	286	1,508
CaixaBank	32,456	120,283
Mapfre SA	21,887	80,364

		4,117,562
SWEDEN — 7.08%
Industrivarden AB Class C	3,311	61,891
Investment AB Kinnevik Class B	5,934	155,199
Investor AB Class B	12,986	383,172
Nordea Bank AB	75,293	903,193
Ratos AB Class B	5,332	51,194
Skandinaviska Enskilda Banken AB Class A	40,205	413,034
Svenska Handelsbanken AB Class A	14,233	647,319
Swedbank AB Class A	23,048	567,908

		3,182,910
SWITZERLAND — 12.76%
Baloise Holding AG Registered	1,376	141,755
Banque Cantonale Vaudoise Registered	86	47,631
Credit Suisse Group AG Registered	36,692	1,018,268
Julius Baer Group Ltd.[a]	6,192	246,893

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES®  MSCI EUROPE FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

Pargesa Holding SA Bearer	774	$53,991
Partners Group Holding AG	473	121,439
Swiss Life Holding AG Registered[a]	860	136,089
Swiss Prime Site AG Registered[a]	1,591	130,592
Swiss Re AGa	10,062	800,996
UBS AG Registered[a]	103,974	1,857,978
Zurich Insurance Group AGa	4,214	1,177,625

		5,733,257
UNITED KINGDOM — 34.24%
3i Group PLC	27,606	141,186
Aberdeen Asset Management PLC	25,241	176,272
Admiral Group PLC	5,891	117,452
Aviva PLC	84,151	399,598
Barclays PLC	332,003	1,478,105
British Land Co. PLC	26,531	245,486
Capital Shopping Centres Group PLC	18,791	100,227
Hammerson PLC	20,167	163,060
Hargreaves Lansdown PLC	6,794	103,574
HSBC Holdings PLC	525,374	5,752,467
ICAP PLC	15,953	71,459
Investec PLC	15,523	109,928
Land Securities Group PLC	22,274	302,819
Legal & General Group PLC	168,689	445,018
Lloyds Banking Group PLC[a]	1,205,075	1,019,002
London Stock Exchange Group PLC	5,074	105,901
Old Mutual PLC	139,148	443,969
Prudential PLC	73,014	1,255,711
Resolution Ltd.	40,033	164,429
Royal Bank of Scotland Group PLC[a]	60,802	289,859
RSA Insurance Group PLC	102,168	176,983
Schroders PLC	3,225	117,203
SEGRO PLC	21,371	88,610
Standard Chartered PLC	68,843	1,732,572
Standard Life PLC	66,994	390,177

		15,391,067

TOTAL COMMON STOCKS
(Cost: $39,376,067)		44,482,074

RIGHTS — 0.14%

SPAIN — 0.14%
Banco Santander SAa	298,850	62,647
Bankia SAc	286	467

		63,114

TOTAL RIGHTS
(Cost: $69,696)		63,114

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	199,794	199,794

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	13,884	$13,884
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	19,316	19,316

		232,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $232,994)		232,994

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $39,678,757)		44,778,182
Other Assets, Less Liabilities — 0.37%		167,657

NET ASSETS — 100.00%		$44,945,839

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

180

Schedule of Investments  (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.14%

HONG KONG — 24.22%
AIA Group Ltd.	81,600	$362,230
Bank of East Asia Ltd. (The)	9,600	39,461
BOC Hong Kong (Holdings) Ltd.	28,000	96,333
Cheung Kong (Holdings) Ltd.	8,000	120,403
First Pacific Co. Ltd.[a]	16,000	22,143
Hang Lung Properties Ltd.	16,000	62,263
Hang Seng Bank Ltd.	6,400	107,043
Henderson Land Development Co. Ltd.[a]	8,000	57,934
Hong Kong Exchanges and Clearing Ltd.	1,800	30,291
Hysan Development Co. Ltd.	4,000	19,818
Kerry Properties Ltd.	6,000	27,137
Link REIT (The)	16,000	90,611
New World Development Co. Ltd.	28,000	48,852
Sino Land Co. Ltd.	24,800	40,776
Sun Hung Kai Properties Ltd.	12,000	173,492
Swire Pacific Ltd. Class A	4,000	50,847
Swire Properties Ltd.	9,600	34,265
Wharf (Holdings) Ltd. (The)	10,600	94,587
Wheelock and Co. Ltd.	8,000	44,533
Wing Hang Bank Ltd.	2,000	21,016

		1,544,035
JAPAN — 62.82%
Acom Co. Ltd.[b]	280	11,440
AEON Credit Service Co. Ltd.	400	11,995
AEON Mall Co. Ltd.	400	12,873
Aozora Bank Ltd.	8,000	25,049
Bank of Kyoto Ltd. (The)	4,000	42,049
Bank of Yokohama Ltd. (The)	8,000	48,619
Chiba Bank Ltd. (The)	4,000	31,044
Credit Saison Co. Ltd.	1,200	35,072
Dai-ichi Life Insurance Co. Ltd. (The)	60	82,538
Daito Trust Construction Co. Ltd.	400	38,764
Daiwa House Industry Co. Ltd.	4,000	90,422
Daiwa Securities Group Inc.	12,000	106,314
Fukuoka Financial Group Inc.	4,000	20,450
Gunma Bank Ltd. (The)	4,000	25,418
Hachijuni Bank Ltd. (The)	4,000	27,184
Hiroshima Bank Ltd. (The)	4,000	21,066
Hulic Co. Ltd.	1,600	17,772
Japan Exchange Group Inc.	400	49,112
Japan Prime Realty Investment Corp.	4	14,701
Japan Real Estate Investment Corp.	4	53,629
Japan Retail Fund Investment Corp.	16	37,943
Joyo Bank Ltd. (The)	4,000	24,556
Mitsubishi Estate Co. Ltd.	8,000	259,932
Mitsubishi UFJ Financial Group Inc.	87,600	596,230
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,400	24,798
Mitsui Fudosan Co. Ltd.	4,000	135,920
Mizuho Financial Group Inc.	161,600	356,678
MS&AD Insurance Group Holdings Inc.	3,680	98,564
Nippon Building Fund Inc.	4	57,571
Nishi-Nippon City Bank Ltd. (The)	4,000	13,346
NKSJ Holdings Inc.	2,800	70,941
Nomura Holdings Inc.	25,200	205,149

Security	Shares	Value

Nomura Real Estate Holdings Inc.	800	$21,476
Nomura Real Estate Office Fund Inc.	4	25,542
NTT Urban Development Corp.	12	17,739
ORIX Corp.[b]	7,200	110,576
Resona Holdings Inc.	14,000	74,736
SBI Holdings Inc.	1,620	31,366
Seven Bank Ltd.	5,200	18,470
Shinsei Bank Ltd.	12,000	33,631
Shizuoka Bank Ltd. (The)	4,000	48,948
Sony Financial Holdings Inc.	1,200	16,939
Sumitomo Mitsui Financial Group Inc.	8,800	416,015
Sumitomo Mitsui Trust Holdings Inc.	20,940	105,119
Sumitomo Realty & Development Co. Ltd.	4,000	188,892
T&D Holdings Inc.	4,000	46,484
Tokio Marine Holdings Inc.	4,800	152,264
Tokyu Land Corp.	4,000	49,071

		4,004,407
SINGAPORE — 12.10%
Ascendas REIT	12,000	26,793
CapitaCommercial Trust	12,000	16,661
CapitaLand Ltd.	16,000	48,585
CapitaMall Trust Management Ltd.	16,000	30,139
CapitaMalls Asia Ltd.	8,000	13,640
City Developments Ltd.	4,000	36,569
DBS Group Holdings Ltd.	12,000	163,293
Global Logistic Properties Ltd.	16,000	35,854
Keppel Land Ltd.	4,000	13,186
Oversea-Chinese Banking Corp. Ltd.	20,000	176,186
Singapore Exchange Ltd.	8,000	48,585
United Overseas Bank Ltd.	8,000	138,676
UOL Group Ltd.	4,000	23,156

		771,323

TOTAL COMMON STOCKS (Cost: $5,313,538)		6,319,765

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	33,968	33,968
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	2,360	2,360

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,991	$2,991

		39,319

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,319)		39,319

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $5,352,857)		6,359,084
Other Assets, Less Liabilities — 0.24%		15,137

NET ASSETS — 100.00%		$6,374,221

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

182

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AUSTRALIA — 4.27%
AGL Energy Ltd.	13,696	$225,626
ALS Ltd.	8,000	81,300
Alumina Ltd.[a]	59,520	59,622
Amcor Ltd.	29,632	304,211
AMP Ltd.	63,616	356,597
APA Group	15,232	102,933
Asciano Ltd.	22,043	123,561
ASX Ltd.	4,352	169,907
Aurizon Holdings Ltd.	38,400	165,424
Australia and New Zealand Banking Group Ltd.	62,464	2,064,529
Bendigo and Adelaide Bank Ltd.	10,049	115,371
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	74,560	2,530,881
Boral Ltd.	20,096	104,303
Brambles Ltd.	36,288	328,471
Caltex Australia Ltd.	3,392	75,844
CFS Retail Property Trust Group	59,712	136,365
Coca-Cola Amatil Ltd.	14,336	225,306
Cochlear Ltd.	1,344	92,051
Commonwealth Bank of Australia	37,632	2,869,242
Computershare Ltd.	11,008	113,469
Crown Ltd.	10,944	146,549
CSL Ltd.	11,776	769,628
Dexus Property Group	92,160	110,495
Echo Entertainment Group Ltd.	19,136	71,908
Federation Centres	23,040	62,183
Flight Centre Ltd.	640	25,358
Fortescue Metals Group Ltd.	30,720	111,611
Goodman Group	36,928	199,715
GPT Group	37,120	157,983
Harvey Norman Holdings Ltd.	16,192	50,424
Iluka Resources Ltd.	9,792	90,973
Incitec Pivot Ltd.	41,280	123,839
Insurance Australia Group Ltd.	47,296	285,736
James Hardie Industries SE	11,904	125,299
Leighton Holdings Ltd.	3,840	79,682
Lend Lease Group	11,520	128,911
Macquarie Group Ltd.	7,296	296,810
Metcash Ltd.	18,816	79,886
Mirvac Group	79,622	146,293
National Australia Bank Ltd.	53,760	1,897,389
Newcrest Mining Ltd.	17,600	307,113
Orica Ltd.	8,960	212,526
Origin Energy Ltd.	25,664	328,211
OZ Minerals Ltd.	5,962	26,612
Qantas Airways Ltd.[a]	28,352	55,919
QBE Insurance Group Ltd.	26,304	365,066
Ramsay Health Care Ltd.	3,392	112,639
Rio Tinto Ltd.	10,026	580,738
Santos Ltd.	22,528	288,807
Sims Metal Management Ltd.	3,072	30,805
Sonic Healthcare Ltd.	9,667	133,062
SP AusNet	53,888	70,203
Stockland Corp. Ltd.	52,554	211,123
Suncorp Group Ltd.	31,360	422,541
Sydney Airport	11,520	41,376

Security	Shares	Value

Tabcorp Holdings Ltd.	20,864	$74,720
Tatts Group Ltd.	36,480	123,829
Telstra Corp. Ltd.	97,410	503,560
Toll Holdings Ltd.	13,760	81,416
Transurban Group	26,496	187,578
Treasury Wine Estates Ltd.	11,520	69,837
Wesfarmers Ltd.	23,104	1,040,147
Westfield Group	49,408	597,505
Westfield Retail Trust	58,624	200,820
Westpac Banking Corp.	71,104	2,494,761
Whitehaven Coal Ltd.	10,432	21,116
Woodside Petroleum Ltd.	15,104	588,892
Woolworths Ltd.	28,224	1,066,737
WorleyParsons Ltd.	4,800	113,455

		25,556,800
AUSTRIA — 0.13%
Andritz AG	1,472	96,025
Erste Group Bank AGa	5,260	165,048
IMMOEAST AG Escrow[a,b]	5,270	—
IMMOFINANZ AG	18,897	77,357
OMV AG	3,456	162,549
Raiffeisen International Bank Holding AG	1,216	42,957
Telekom Austria AG	5,824	39,974
Verbund AG	1,856	40,681
Vienna Insurance Group AG	1,280	67,907
Voestalpine AG	2,688	84,007

		776,505
BELGIUM — 0.53%
Ageas	5,543	203,306
Anheuser-Busch InBev NV	18,624	1,774,018
Belgacom SA	3,267	75,376
Colruyt SA	1,920	97,013
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	2,304	144,620
Groupe Bruxelles Lambert SA	1,920	148,842
KBC Groep NV	5,184	203,671
Solvay SA	1,408	206,607
Telenet Group Holding NV	1,320	71,343
UCB SA	2,523	149,286
Umicore SA	2,523	116,920

		3,191,002
CANADA — 4.74%
Agnico-Eagle Mines Ltd.	3,968	128,289
Agrium Inc.	3,584	329,057
Alimentation Couche-Tard Inc. Class B	3,136	190,838
ARC Resources Ltd.	6,848	191,718
Athabasca Oil Corp.[a]	7,808	56,589
Bank of Montreal	14,912	936,809
Bank of Nova Scotia	27,968	1,615,212
Barrick Gold Corp.	22,976	453,649
Baytex Energy Corp.	2,752	108,920
BCE Inc.	5,504	258,223
Bell Aliant Inc.	1,792	47,996
Bombardier Inc. Class B	35,712	142,017
Bonavista Energy Corp.	3,328	52,773
Brookfield Asset Management Inc. Class A	13,116	507,115
Brookfield Office Properties Inc.	6,080	112,128
CAE Inc.	8,256	89,385

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Cameco Corp.	9,280	$181,199
Canadian Imperial Bank of Commerce	9,280	743,341
Canadian National Railway Co.	10,176	997,822
Canadian Natural Resources Ltd.	25,600	752,080
Canadian Oil Sands Ltd.	10,816	212,804
Canadian Pacific Railway Ltd.	3,904	487,335
Canadian Tire Corp. Ltd. Class A NVS	1,856	136,914
Canadian Utilities Ltd. Class A	1,536	126,624
Catamaran Corp.[a]	4,544	262,787
Cenovus Energy Inc.	17,600	527,554
Centerra Gold Inc.	3,840	16,072
CGI Group Inc. Class Aa	5,184	164,408
CI Financial Corp.	3,648	102,312
Crescent Point Energy Corp.	8,960	342,776
Dollarama Inc.	1,536	112,698
Eldorado Gold Corp.	15,616	123,736
Enbridge Inc.	17,600	838,837
Encana Corp.	17,408	321,386
Enerplus Corp.	5,056	71,478
Finning International Inc.	3,392	73,313
First Quantum Minerals Ltd.	12,724	222,513
Fortis Inc.	4,736	164,560
Franco-Nevada Corp.	3,456	150,699
George Weston Ltd.	1,152	88,887
Gildan Activewear Inc.	2,688	108,258
Goldcorp Inc.	18,816	557,830
Great-West Lifeco Inc.	6,400	174,086
H&R Real Estate Investment Trust	1,792	44,094
Husky Energy Inc.	7,488	216,782
IAMGOLD Corp.	9,280	49,913
IGM Financial Inc.	2,688	119,963
Imperial Oil Ltd.	6,912	275,422
Industrial Alliance Insurance and Financial Services Inc.	1,856	68,679
Intact Financial Corp.	2,880	175,804
Kinross Gold Corp.	26,944	147,062
Loblaw Companies Ltd.[c]	2,688	114,244
Magna International Inc. Class A	5,184	312,323
Manulife Financial Corp.	42,117	623,475
MEG Energy Corp.[a]	3,264	93,521
Metro Inc. Class A	2,176	147,800
National Bank of Canada	3,776	285,870
New Gold Inc.[a]	9,920	79,687
Onex Corp.	2,752	137,484
Open Text Corp.[a,c]	1,472	96,338
Osisko Mining Corp.[a]	8,640	36,506
Pacific Rubiales Energy Corp.	6,720	142,303
Pan American Silver Corp.	3,136	41,310
Pembina Pipeline Corp.	6,400	210,417
Pengrowth Energy Corp.	11,072	56,579
Penn West Petroleum Ltd.	10,240	94,678
Potash Corp. of Saskatchewan Inc.	19,913	839,401
Power Corp. of Canada	7,744	208,873
Power Financial Corp.	5,184	153,379
Research In Motion Ltd.[a,c]	10,944	179,526
RioCan Real Estate Investment Trust	2,304	67,596
Ritchie Bros. Auctioneers Inc.[c]	2,240	45,430
Rogers Communications Inc. Class B	9,152	452,118
Royal Bank of Canada	33,216	2,007,127
Saputo Inc.	3,264	168,319
Shaw Communications Inc. Class B	8,832	201,428
Shoppers Drug Mart Corp.	4,992	223,929
Silver Wheaton Corp.	8,320	203,730
SNC-Lavalin Group Inc.	3,392	146,626

Security	Shares	Value

Sun Life Financial Inc.	13,376	$377,935
Suncor Energy Inc.	35,904	1,121,186
Talisman Energy Inc.	25,024	300,532
Teck Resources Ltd. Class B	13,504	359,802
TELUS Corp. NVS	8,436	304,026
Thomson Reuters Corp.	8,768	294,199
Tim Hortons Inc.	3,392	184,059
Toronto-Dominion Bank (The)	20,992	1,723,646
Tourmaline Oil Corp.[a]	2,983	118,537
TransAlta Corp.	5,696	83,867
TransCanada Corp.	16,384	813,458
Turquoise Hill Resources Ltd.[a]	9,105	64,270
Valeant Pharmaceuticals International Inc.[a]	6,720	511,090
Vermilion Energy Inc.	2,176	111,845
Yamana Gold Inc.	17,728	219,782

		28,338,997
DENMARK — 0.54%
A.P. Moeller-Maersk A/S Class A	8	54,748
A.P. Moeller-Maersk A/S Class B	40	284,918
Carlsberg A/S Class B	2,496	231,947
Coloplast A/S Class B	2,880	156,861
Danske Bank A/Sa	15,360	290,634
DSV A/S	5,120	129,020
Novo Nordisk A/S Class B	9,472	1,663,268
Novozymes A/S Class B	6,080	210,194
TDC A/S	11,584	94,066
TrygVesta A/S	768	66,574
William Demant Holding A/Sa	643	51,509

		3,233,739
FINLAND — 0.35%
Elisa OYJ	3,520	66,827
Fortum OYJ	10,560	196,444
Kesko OYJ Class B	1,536	46,171
Kone OYJ Class B	3,648	322,479
Metso OYJ	3,072	126,323
Neste Oil OYJ	3,072	47,913
Nokia OYJ[c]	86,400	289,787
Nokian Renkaat OYJ	2,560	111,108
Orion OYJ Class B	2,176	62,541
Pohjola Bank PLC Class A	1,856	31,615
Sampo OYJ Class A	9,920	396,279
Stora Enso OYJ Class R	12,096	84,122
UPM-Kymmene OYJ	12,480	130,642
Wartsila OYJ Abp	4,032	198,120

		2,110,371
FRANCE — 4.35%
Accor SA	3,648	120,719
Aeroports de Paris	896	81,190
ALSTOM	4,352	178,786
ArcelorMittal	25,600	313,615
Arkema SA	1,536	144,063
Atos SA	1,280	89,187
AXA SA	40,576	760,437
BNP Paribas SA	24,384	1,360,176
Bouygues SA	4,672	130,521
Bureau Veritas SA	1,152	141,324
Cap Gemini SA	3,456	159,132

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Carrefour SA	13,760	$408,177
Casino Guichard-Perrachon SA	1,216	131,573
Christian Dior SA	1,152	201,013
CNP Assurances SA	4,096	58,079
Compagnie de Saint-Gobain	8,964	359,921
Compagnie Generale de Geophysique-Veritas[a]	3,712	80,480
Compagnie Generale des Etablissements Michelin Class B	4,300	363,561
Credit Agricole SAa	23,232	212,903
Danone SA	13,248	1,013,212
Dassault Systemes SA	1,536	187,521
Edenred SA	4,032	134,383
Electricite de France SA	5,632	126,006
Essilor International SA	4,672	526,273
Eurazeo	649	34,414
European Aeronautic Defence and Space Co. NV	10,944	578,658
Eutelsat Communications SA	3,392	122,600
Fonciere des Regions	768	61,157
France Telecom SA	43,264	463,387
GDF Suez	31,680	680,801
Gecina SA	512	61,636
Gemalto NV	1,856	151,809
Groupe Eurotunnel SA Registered	14,505	121,567
Icade	832	76,784
Iliad SA	576	131,832
Imerys SA	384	25,187
JCDecaux SA	1,024	28,175
Klepierre	2,817	119,589
L’Air Liquide SA	7,296	924,583
L’Oreal SA	5,568	993,951
Lafarge SA	4,544	293,879
Lagardere SCA	2,944	109,532
Legrand SA	5,056	235,870
LVMH Moet Hennessy Louis Vuitton SA	5,888	1,020,800
Natixis	23,319	102,377
Pernod Ricard SA	4,931	611,097
PPR SA	1,792	394,668
PSA Peugeot Citroen SAa,c	5,800	46,492
Publicis Groupe SA	3,712	258,496
Remy Cointreau SA	448	52,219
Renault SA	4,480	309,025
Rexel SA	2,496	54,972
Safran SA	5,184	254,862
Sanofi	27,520	3,019,419
Schneider Electric SA	12,096	923,353
SCOR SE	4,500	136,721
SES SA Class A FDR	6,592	206,061
Societe BIC SA	640	68,371
Societe Generale[a]	16,384	595,746
Sodexo	2,368	197,964
STMicroelectronics NV	14,976	130,333
Suez Environnement SA	7,424	106,736
Technip SA	2,368	254,441
Thales SA	2,368	102,963
Total SA	48,960	2,470,285
Unibail-Rodamco SE	2,304	602,962
Vallourec SA	2,432	117,016
Veolia Environnement	8,512	117,441
Vinci SA	10,560	508,999
Vivendi SA	29,633	671,972
Wendel	768	83,291
Zodiac Aerospace	832	104,393

		26,021,138

Security	Shares	Value

GERMANY — 3.57%
Adidas AG	4,800	$501,836
Allianz SE Registered	10,624	1,569,449
BASF SE	21,312	1,992,692
Bayer AG Registered	19,200	2,005,318
Bayerische Motoren Werke AG	7,872	727,010
Beiersdorf AG	2,496	226,172
Brenntag AG	1,152	196,608
Celesio AG	2,176	43,104
Commerzbank AGa,c	8,538	114,985
Continental AG	2,496	296,692
Daimler AG Registered	20,992	1,162,801
Deutsche Bank AG Registered	21,696	998,566
Deutsche Boerse AG	4,608	287,964
Deutsche Lufthansa AG Registered	6,208	124,243
Deutsche Post AG Registered	20,096	477,432
Deutsche Telekom AG Registered	65,728	778,343
E.ON SE	41,792	758,157
Fraport AG	960	57,436
Fresenius Medical Care AG & Co. KGaA	4,864	336,025
Fresenius SE & Co. KGaA	2,816	353,515
GEA Group AG	4,544	153,874
Hannover Rueckversicherung AG Registered	1,408	119,026
HeidelbergCement AG	3,136	226,033
Henkel AG & Co. KGaA	3,200	250,813
Hochtief AGa	832	57,807
Hugo Boss AG	512	59,645
Infineon Technologies AG	24,064	190,197
K+S AG Registered	3,864	171,016
Kabel Deutschland Holding AG	2,112	200,955
Lanxess AG	2,048	149,315
Linde AG	4,224	799,697
MAN SE	1,024	114,821
Merck KGaA	1,536	234,097
METRO AG	3,072	95,887
Muenchener Rueckversicherungs-Gesellschaft AG Registered	4,288	858,454
QIAGEN NVa	5,568	110,443
RWE AG	11,264	405,937
Salzgitter AG	1,088	42,631
SAP AG	21,248	1,689,486
Siemens AG Registered	19,072	1,993,961
Suedzucker AG	1,856	74,901
ThyssenKrupp AGa	8,640	156,455
United Internet AG Registered	1,792	49,189
Volkswagen AG	704	136,996

		21,349,984
GREECE — 0.01%
OPAP SA	5,620	55,497

		55,497
HONG KONG — 1.55%
AIA Group Ltd.	268,800	1,193,227
ASM Pacific Technology Ltd.	6,400	65,974
Bank of East Asia Ltd. (The)	38,480	158,172
BOC Hong Kong (Holdings) Ltd.	96,000	330,284
Cheung Kong (Holdings) Ltd.	37,000	556,864
CLP Holdings Ltd.	32,000	282,040
Galaxy Entertainment Group Ltd.[a]	64,000	286,576
Hang Lung Properties Ltd.	64,000	249,053

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Hang Seng Bank Ltd.	19,200	$321,130
HKT Trust and HKT Ltd.	64,000	67,211
Hong Kong and China Gas Co. Ltd. (The)	128,200	385,727
Hong Kong Exchanges and Clearing Ltd.[c]	30,000	504,858
Hopewell Holdings Ltd.	32,000	123,702
Hutchison Whampoa Ltd.	64,000	695,204
Kerry Properties Ltd.	32,000	144,731
Li & Fung Ltd.[c]	128,000	165,595
Link REIT (The)	64,000	362,446
MTR Corp. Ltd.	32,000	131,949
New World Development Co. Ltd.	64,000	111,661
PCCW Ltd.	128,000	65,150
Power Assets Holdings Ltd.	32,000	312,553
Sands China Ltd.	51,200	268,515
Sino Land Co. Ltd.	128,000	210,458
SJM Holdings Ltd.	64,000	161,307
Sun Hung Kai Properties Ltd.	43,000	621,679
Swire Pacific Ltd. Class Ac	32,000	406,773
Swire Properties Ltd.	25,600	91,374
Wharf (Holdings) Ltd. (The)	64,800	578,229
Wheelock and Co. Ltd.	25,000	139,165
Wynn Macau Ltd.[a]	51,200	155,369
Yue Yuen Industrial (Holdings) Ltd.	32,000	110,713

		9,257,689
IRELAND — 0.12%
CRH PLC	16,900	363,737
Elan Corp. PLC[a]	11,456	132,232
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	3,648	215,996

		711,965
ISRAEL — 0.23%
Bank Hapoalim BMa	24,896	115,674
Bank Leumi le-Israel BMa	33,280	118,131
Bezeq The Israel Telecommunication Corp. Ltd.	35,584	51,636
Delek Group Ltd. (The)	128	33,683
Israel Chemicals Ltd.	10,496	124,892
Israel Corp. Ltd. (The)	64	41,166
Mellanox Technologies Ltd.[a]	858	44,774
NICE Systems Ltd.[a]	1,408	49,389
Teva Pharmaceutical Industries Ltd.	20,672	809,343

		1,388,688
ITALY — 0.95%
Assicurazioni Generali SpA	26,253	482,145
Atlantia SpA	8,976	160,587
Banca Monte dei Paschi di Siena SpA[a,c]	154,880	43,677
Banco Popolare Scrl[a]	43,200	62,366
Enel Green Power SpA	41,984	89,614
Enel SpA	149,133	577,268
Eni SpA	58,368	1,397,455
Exor SpA	768	23,288
Fiat Industrial SpA	20,416	230,674
Fiat SpA[a]	20,036	119,979
Finmeccanica SpA[a]	9,344	48,685
Intesa Sanpaolo SpA	235,008	426,642
Intesa Sanpaolo SpA RNC	22,272	34,943
Luxottica Group SpA	3,648	190,121
Mediobanca SpA	12,608	80,220

Security	Shares	Value

Pirelli & C. SpA	5,440	$56,552
Prysmian SpA	4,160	84,078
Saipem SpA	6,080	172,341
Snam SpA	37,696	185,574
Telecom Italia SpA	214,144	181,395
Telecom Italia SpA RNC	149,632	104,161
Tenaris SA	10,752	238,714
Terna SpA	32,384	151,738
UniCredit SpA[a]	93,632	488,840
Unione di Banche Italiane SpA	17,840	74,559

		5,705,616
NETHERLANDS — 1.11%
AEGON NV	39,808	262,992
Akzo Nobel NV	5,632	339,927
ASML Holding NV	7,296	542,995
Corio NV	1,496	69,396
D.E Master Blenders 1753 NVa	14,144	224,515
Delta Lloyd NV	4,736	90,849
Fugro NV CVA	1,728	100,070
Heineken Holding NV	2,432	146,402
Heineken NV	5,376	380,044
ING Groep NV CVA[a]	89,152	732,497
Koninklijke Ahold NV	23,744	375,023
Koninklijke DSM NV	3,648	235,330
Koninklijke KPN NVc	23,232	48,486
Koninklijke Philips Electronics NV	22,400	619,289
Randstad Holding NV	2,688	112,039
Reed Elsevier NV	15,872	257,804
Royal Boskalis Westminster NV CVA	1,536	64,043
Royal Vopak NV	1,664	92,272
TNT Express NV	7,680	59,071
Unilever NV CVA	37,824	1,611,707
Wolters Kluwer NV	7,296	161,600
Ziggo NV	2,624	94,150

		6,620,501
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	40,704	108,246
Contact Energy Ltd.	10,102	45,756
Fletcher Building Ltd.	13,632	103,377
SKYCITY Entertainment Group Ltd.	6,400	24,486
Telecom Corp. of New Zealand Ltd.	40,192	89,817

		371,682
NORWAY — 0.41%
Aker Solutions ASA	3,968	55,484
DNB ASA	22,400	366,716
Gjensidige Forsikring ASA	4,672	75,391
Norsk Hydro ASA	25,157	117,984
Orkla ASA	15,936	143,663
Seadrill Ltd.	8,192	314,045
Statoil ASA	26,240	641,295
Subsea 7 SA	6,976	150,497
Telenor ASA	17,344	390,440
Yara International ASA	4,356	204,292

		2,459,807

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

PORTUGAL — 0.09%
Banco Espirito Santo SA Registered[a]	40,664	$46,588
Energias de Portugal SA	48,512	166,931
Galp Energia SGPS SA Class B	5,696	91,392
Jeronimo Martins SGPS SA	4,800	114,448
Portugal Telecom SGPS SA Registered	17,541	91,602

		510,961
SINGAPORE — 0.85%
Ascendas REIT	66,000	147,363
CapitaLand Ltd.	64,000	194,341
CapitaMall Trust Management Ltd.	128,200	241,484
City Developments Ltd.	4,000	36,569
ComfortDelGro Corp. Ltd.	64,000	103,146
DBS Group Holdings Ltd.	49,000	666,780
Genting Singapore PLC	192,800	240,286
Global Logistic Properties Ltd.	64,000	143,417
Golden Agri-Resources Ltd.	256,000	110,161
Hutchison Port Holdings Trust	192,000	159,360
Jardine Cycle & Carriage Ltd.	1,000	39,541
Keppel Corp. Ltd.[c]	64,200	558,261
Keppel REIT Management Ltd.	12,840	15,742
Noble Group Ltd.	128,163	117,065
Olam International Ltd.[c]	22,000	29,919
Oversea-Chinese Banking Corp. Ltd.	64,000	563,797
Singapore Press Holdings Ltd.[c]	40,000	144,846
Singapore Technologies Engineering Ltd.	64,000	228,637
Singapore Telecommunications Ltd.	192,000	612,642
United Overseas Bank Ltd.	32,000	554,703
Wilmar International Ltd.	64,000	173,036

		5,081,096
SPAIN — 1.34%
Abertis Infraestructuras SA	8,575	160,309
Acciona SA	704	46,176
Actividades de Construcciones y Servicios SA	3,328	85,669
Amadeus IT Holding SA Class A	7,104	209,937
Banco Bilbao Vizcaya Argentaria SA	125,248	1,216,986
Banco Bilbao Vizcaya Argentaria SA New[a]	2,411	23,427
Banco de Sabadell SA	67,294	140,089
Banco Popular Espanol SAa	120,064	93,551
Banco Santander SA	242,592	1,756,205
Bankia SAa	207	1,092
CaixaBank	30,922	114,598
Distribuidora Internacional de Alimentacion SA	13,760	106,852
Enagas SA	4,544	121,194
Ferrovial SA	7,814	129,444
Gas Natural SDG SA	8,192	171,725
Grifols SAa	3,520	141,404
Iberdrola SA	116,928	630,506
Industria de Diseno Textil SA	4,992	671,637
International Consolidated Airlines Group SAa	27,416	115,665
Mapfre SA	20,608	75,667
Red Electrica Corporacion SA	2,624	139,728
Repsol SA	19,394	455,129
Telefonica SA	94,336	1,385,511
Zardoya Otis SA	3,673	51,379

		8,043,880

Security	Shares	Value

SWEDEN — 1.46%
Alfa Laval AB	8,448	$184,930
Assa Abloy AB Class B	7,360	293,461
Atlas Copco AB Class A	15,424	406,500
Atlas Copco AB Class B	8,896	211,229
Boliden AB	7,040	111,585
Electrolux AB Class B	5,696	161,469
Elekta AB Class B	8,448	130,051
Getinge AB Class B	5,056	152,387
Hennes & Mauritz AB Class B	21,888	775,344
Hexagon AB Class B	5,504	157,387
Husqvarna AB Class B	7,748	44,526
Investment AB Kinnevik Class B	5,056	132,236
Investor AB Class B	9,664	285,151
Lundin Petroleum ABa,c	5,248	125,826
Millicom International Cellular SA SDR	1,536	125,762
Nordea Bank AB	61,376	736,248
Ratos AB Class B	4,736	45,471
Sandvik AB	22,720	322,383
Scania AB Class B	8,000	170,427
Securitas AB Class B	8,000	78,478
Skandinaviska Enskilda Banken AB Class A	33,216	341,235
Skanska AB Class B	9,472	161,253
SKF AB Class B	8,320	193,825
Svenska Cellulosa AB Class B	13,184	342,780
Svenska Handelsbanken AB Class A	11,520	523,932
Swedbank AB Class A	18,944	466,785
Swedish Match AB	5,120	177,808
Tele2 AB Class B	6,784	116,435
Telefonaktiebolaget LM Ericsson Class B	69,952	874,245
TeliaSonera AB	51,264	353,130
Volvo AB Class B	36,864	510,833

		8,713,112
SWITZERLAND — 4.23%
ABB Ltd. Registered	51,200	1,160,192
Actelion Ltd. Registered	2,649	162,114
Adecco SA Registered	3,153	168,791
Aryzta AG	1,984	123,232
Baloise Holding AG Registered	1,252	128,980
Barry Callebaut AG Registered	64	62,557
Coca-Cola HBC AG SP ADR[a]	5,775	148,706
Compagnie Financiere Richemont SA Class A Bearer	12,160	983,063
Credit Suisse Group AG Registered	28,912	802,359
Geberit AG Registered	896	219,045
Givaudan SA Registered	196	252,345
Holcim Ltd. Registered	5,568	434,255
Julius Baer Group Ltd.	5,440	216,909
Kuehne & Nagel International AG Registered	1,344	153,939
Lindt & Spruengli AG Participation Certificates	9	34,878
Lindt & Spruengli AG Registered	2	89,079
Lonza Group AG Registered	1,322	92,147
Nestle SA Registered	74,752	5,343,165
Novartis AG Registered	53,248	3,957,990
Pargesa Holding SA Bearer	986	68,780
Partners Group Holding AG	448	115,020
Roche Holding AG Genusschein	16,256	4,066,844
Schindler Holding AG Participation Certificates	1,088	163,267
Schindler Holding AG Registered	704	103,143
SGS SA Registered	128	309,614
Sika AG Bearer	64	154,669

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Sonova Holding AG Registered	1,152	$125,499
Sulzer AG Registered	576	98,341
Swatch Group AG (The) Bearer	704	403,552
Swatch Group AG (The) Registered	1,026	103,158
Swiss Life Holding AG Registered	832	131,658
Swiss Prime Site AG Registered	1,408	115,571
Swiss Re AG	8,384	667,417
Swisscom AG Registered	640	301,622
Syngenta AG Registered	2,176	930,882
Transocean Ltd.[a]	8,320	425,158
UBS AG Registered	84,672	1,513,058
Zurich Insurance Group AG	3,456	965,797

		25,296,796
UNITED KINGDOM — 9.95%
3i Group PLC	28,288	144,674
Aberdeen Asset Management PLC	18,432	128,721
Admiral Group PLC	4,480	89,320
Aggreko PLC	6,016	166,854
AMEC PLC	7,872	124,113
Anglo American PLC	31,360	763,857
Antofagasta PLC	8,000	111,750
ARM Holdings PLC	30,976	480,182
Associated British Foods PLC	7,360	221,656
AstraZeneca PLC	29,056	1,511,571
Aviva PLC	62,784	298,135
Babcock International Group PLC	6,976	116,175
BAE Systems PLC	76,895	449,396
Balfour Beatty PLC	18,180	61,090
Barclays PLC	270,016	1,202,134
BG Group PLC	78,656	1,327,648
BHP Billiton PLC	49,024	1,366,551
BP PLC	438,592	3,183,763
British American Tobacco PLC	45,248	2,511,321
British Land Co. PLC	19,520	180,615
British Sky Broadcasting Group PLC	26,176	343,849
BT Group PLC	183,296	787,949
Bunzl PLC	6,336	126,127
Burberry Group PLC	10,368	215,587
Capita PLC	13,312	186,987
Capital Shopping Centres Group PLC	8,322	44,388
Carnival PLC	4,480	161,766
Centrica PLC	120,706	696,986
Cobham PLC	31,424	122,515
Compass Group PLC	44,864	591,429
Croda International PLC	2,944	113,543
Diageo PLC	58,688	1,793,958
Eurasian Natural Resources Corp.	7,873	33,624
Experian PLC	23,680	417,205
Fresnillo PLC	4,228	75,807
G4S PLC	28,736	139,899
GKN PLC	36,096	154,382
GlaxoSmithKline PLC	115,392	2,982,195
Glencore International PLC[c]	87,936	433,789
Hammerson PLC	18,885	152,695
Hargreaves Lansdown PLC	4,928	75,127
HSBC Holdings PLC	423,232	4,634,086
ICAP PLC	13,248	59,342
IMI PLC	6,080	117,246
Imperial Tobacco Group PLC	23,360	836,223
Inmarsat PLC	9,472	106,513
InterContinental Hotels Group PLC	6,976	206,074

Security	Shares	Value

Intertek Group PLC	3,776	$194,410
Invensys PLC	19,776	118,408
Investec PLC	12,160	86,113
ITV PLC	84,352	165,288
J Sainsbury PLC	32,704	193,982
Johnson Matthey PLC	4,709	177,657
Kazakhmys PLC	5,888	31,735
Kingfisher PLC	57,024	277,883
Land Securities Group PLC	20,672	281,039
Legal & General Group PLC	145,664	384,276
Lloyds Banking Group PLC[a]	969,600	819,887
London Stock Exchange Group PLC	4,032	84,153
Marks & Spencer Group PLC	38,848	247,052
Meggitt PLC	18,240	133,030
Melrose Industries PLC	27,904	106,012
National Grid PLC	84,288	1,075,069
Next PLC	4,032	273,545
Old Mutual PLC	110,601	352,886
Pearson PLC	19,840	361,593
Petrofac Ltd.	6,336	133,128
Prudential PLC	59,328	1,020,337
Randgold Resources Ltd.	2,112	166,328
Reckitt Benckiser Group PLC	15,232	1,113,285
Reed Elsevier PLC	26,816	313,858
Resolution Ltd.	26,176	107,514
Rexam PLC	20,679	166,235
Rio Tinto PLC	31,168	1,416,004
Rolls-Royce Holdings PLC	43,533	765,629
Royal Bank of Scotland Group PLC[a]	47,872	228,218
Royal Dutch Shell PLC Class A	83,904	2,862,495
Royal Dutch Shell PLC Class B	62,400	2,188,100
RSA Insurance Group PLC	67,648	117,185
SABMiller PLC	21,632	1,167,777
Sage Group PLC (The)	29,184	153,299
Schroders PLC	3,264	118,620
SEGRO PLC	10,688	44,315
Serco Group PLC	13,440	129,378
Severn Trent PLC	5,248	148,739
Shire PLC	12,288	382,884
Smith & Nephew PLC	22,144	253,145
Smiths Group PLC	7,488	145,679
SSE PLC	21,376	518,008
Standard Chartered PLC	55,744	1,402,909
Standard Life PLC	53,184	309,746
Tate & Lyle PLC	10,944	143,846
Tesco PLC	188,096	1,071,914
TUI Travel PLC	13,632	66,685
Tullow Oil PLC	21,184	330,038
Unilever PLC	30,336	1,315,409
United Utilities Group PLC	15,107	174,110
Vedanta Resources PLC	2,752	51,784
Vodafone Group PLC	1,139,776	3,480,487
Weir Group PLC (The)	4,416	151,482
Whitbread PLC	4,736	188,332
Wm Morrison Supermarkets PLC	51,008	231,895
Wolseley PLC	6,797	336,725
WPP PLC	27,264	451,495
Xstrata PLC	49,038	735,370

		59,515,222
UNITED STATES — 58.51%
3M Co.	15,104	1,581,540

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Abbott Laboratories	36,096	$1,332,664
AbbVie Inc.	36,096	1,662,221
Accenture PLC Class A	14,592	1,188,373
ACE Ltd.	7,744	690,300
Actavis Inc.[a]	2,880	304,502
Activision Blizzard Inc.	10,880	162,656
Adobe Systems Inc.[a]	11,392	513,551
ADT Corp. (The)	5,415	236,311
Advance Auto Parts Inc.	1,664	139,576
AES Corp. (The)	16,384	227,082
Aetna Inc.	7,808	448,492
Affiliated Managers Group Inc.[a]	1,024	159,416
Aflac Inc.	10,688	581,855
AGCO Corp.	2,304	122,688
Agilent Technologies Inc.	8,128	336,824
Air Products and Chemicals Inc.	4,928	428,539
Airgas Inc.	1,600	154,640
Akamai Technologies Inc.[a]	4,352	191,096
Albemarle Corp.	1,920	117,600
Alcoa Inc.	25,664	218,144
Alexion Pharmaceuticals Inc.[a]	4,416	432,768
Alleghany Corp.[a]	256	100,797
Allegheny Technologies Inc.	2,496	67,342
Allergan Inc.	7,104	806,659
Alliance Data Systems Corp.[a,c]	1,216	208,872
Alliant Energy Corp.	3,008	160,958
Allstate Corp. (The)	11,392	561,170
Altera Corp.	7,232	231,496
Altria Group Inc.	46,976	1,715,094
Amazon.com Inc.[a]	8,448	2,144,187
Ameren Corp.	5,632	204,160
American Capital Agency Corp.	7,808	260,084
American Electric Power Co. Inc.	11,264	579,308
American Express Co.	23,616	1,615,571
American International Group Inc.[a]	32,448	1,343,996
American Tower Corp.	9,664	811,679
American Water Works Co. Inc.	3,968	166,180
Ameriprise Financial Inc.	5,056	376,824
AmerisourceBergen Corp.	5,824	315,195
AMETEK Inc.	5,477	222,969
Amgen Inc.	17,792	1,854,104
Amphenol Corp. Class A	3,712	280,330
Anadarko Petroleum Corp.	11,520	976,435
Analog Devices Inc.	6,784	298,428
Annaly Capital Management Inc.	21,632	344,814
ANSYS Inc.[a,c]	2,112	170,776
Aon PLC	7,168	432,589
Apache Corp.	8,960	661,965
Apple Inc.	21,888	9,690,912
Applied Materials Inc.	29,504	428,103
Arch Capital Group Ltd.[a]	3,008	159,604
Archer-Daniels-Midland Co.	15,040	510,458
Arrow Electronics Inc.[a]	2,624	102,940
Assurant Inc.	1,929	91,705
AT&T Inc.	134,144	5,025,034
Autodesk Inc.[a]	5,312	209,187
Autoliv Inc.[c]	2,816	215,199
Automatic Data Processing Inc.	11,072	745,588
AutoZone Inc.[a]	768	314,181
Avago Technologies Ltd.	5,504	175,908
AvalonBay Communities Inc.	2,560	340,582
Avery Dennison Corp.	2,432	100,806
Avnet Inc.[a,c]	3,392	111,088

Security	Shares	Value

Avon Products Inc.	10,496	$243,087
Axis Capital Holdings Ltd.	2,432	108,540
Baker Hughes Inc.	9,984	453,174
Ball Corp.	3,264	144,008
Bank of America Corp.	249,152	3,067,061
Bank of New York Mellon Corp. (The)	27,584	778,420
Baxter International Inc.	12,672	885,393
BB&T Corp.	16,384	504,136
Beam Inc.	3,456	223,638
Becton, Dickinson and Co.	4,544	428,499
Bed Bath & Beyond Inc.[a]	5,376	369,869
Berkshire Hathaway Inc. Class Ba	23,424	2,490,440
Best Buy Co. Inc.	6,592	171,326
Biogen Idec Inc.[a]	5,184	1,134,933
BlackRock Inc.[d]	3,072	818,688
BMC Software Inc.[a]	3,712	168,822
Boeing Co. (The)	16,512	1,509,362
BorgWarner Inc.[a]	2,624	205,118
Boston Properties Inc.	3,648	399,201
Boston Scientific Corp.[a]	34,316	257,027
Bristol-Myers Squibb Co.	38,592	1,532,874
Broadcom Corp. Class A	11,520	414,720
Brown-Forman Corp. Class B NVS	3,008	212,064
Bunge Ltd.	3,200	231,072
C.H. Robinson Worldwide Inc.	3,648	216,655
C.R. Bard Inc.	1,920	190,771
CA Inc.	7,680	207,130
Cablevision NY Group Class A	5,087	75,593
Cabot Oil & Gas Corp.	4,672	317,930
Calpine Corp.[a]	7,744	168,277
Camden Property Trust	704	50,927
Cameron International Corp.[a]	5,696	350,589
Campbell Soup Co.	4,608	213,857
Capital One Financial Corp.	13,376	772,865
Cardinal Health Inc.	7,936	350,930
CareFusion Corp.[a]	4,423	147,905
CarMax Inc.[a]	5,504	253,404
Carnival Corp.	10,176	351,174
Caterpillar Inc.	14,976	1,268,018
CBRE Group Inc. Class Aa	7,232	175,159
CBS Corp. Class B NVS	13,888	635,793
Celanese Corp. Series A	3,584	177,085
Celgene Corp.[a]	9,984	1,178,811
CenterPoint Energy Inc.	8,512	210,076
CenturyLink Inc.	14,272	536,199
Cerner Corp.[a]	3,328	322,051
CF Industries Holdings Inc.	1,472	274,543
Charles Schwab Corp. (The)	25,728	436,347
Charter Communications Inc. Class Aa,c	1,344	135,395
Chesapeake Energy Corp.	15,040	293,882
Chevron Corp.	45,440	5,544,134
Chipotle Mexican Grill Inc.[a]	704	255,686
Chubb Corp. (The)	6,144	541,102
Church & Dwight Co. Inc.	3,264	208,537
Cigna Corp.	6,784	448,897
Cimarex Energy Co.	2,048	149,873
Cincinnati Financial Corp.	3,200	156,512
Cintas Corp.	3,008	134,969
Cisco Systems Inc.	123,456	2,582,700
CIT Group Inc.[a]	4,480	190,445
Citigroup Inc.	67,776	3,162,428
Citrix Systems Inc.[a]	4,416	274,543
Cliffs Natural Resources Inc.[c]	3,264	69,654

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Clorox Co. (The)	2,880	$248,400
CME Group Inc.	7,365	448,234
CMS Energy Corp.	5,312	159,041
Coach Inc.	6,592	388,005
Cobalt International Energy Inc.[a,c]	6,933	193,708
Coca-Cola Co. (The)	93,568	3,960,733
Coca-Cola Enterprises Inc.	6,784	248,498
Cognizant Technology Solutions Corp. Class Aa	6,912	447,898
Colgate-Palmolive Co.	11,008	1,314,465
Comcast Corp. Class A	47,552	1,963,898
Comcast Corp. Class A Special NVS	13,120	515,485
Comerica Inc.	4,800	174,000
Computer Sciences Corp.	3,648	170,909
ConAgra Foods Inc.	9,600	339,552
Concho Resources Inc.[a]	2,368	203,956
ConocoPhillips	26,752	1,617,158
CONSOL Energy Inc.	5,440	183,002
Consolidated Edison Inc.	6,912	439,949
Constellation Brands Inc. Class Aa	3,712	183,187
Continental Resources Inc.[a]	1,088	86,953
Core Laboratories NV	1,088	157,521
Corning Inc.	34,304	497,408
Costco Wholesale Corp.	10,048	1,089,505
Coventry Health Care Inc.	3,264	161,731
Covidien PLC	11,072	706,836
Cree Inc.[a,c]	2,752	155,681
Crown Castle International Corp.[a]	6,720	517,440
Crown Holdings Inc.[a]	3,264	139,308
CSX Corp.	24,320	598,029
Cummins Inc.	4,224	449,391
CVS Caremark Corp.	28,224	1,642,072
D.R. Horton Inc.	6,656	173,588
Danaher Corp.	13,376	815,133
Darden Restaurants Inc.	3,072	158,607
DaVita HealthCare Partners Inc.[a]	2,368	280,963
Deere & Co.	8,640	771,552
Dell Inc.	33,920	454,528
Delphi Automotive PLC	7,040	325,318
Delta Air Lines Inc.[a]	6,336	108,599
Denbury Resources Inc.[a,c]	9,152	163,729
DENTSPLY International Inc.	3,392	143,651
Devon Energy Corp.	8,832	486,290
Diamond Offshore Drilling Inc.	1,472	101,715
Dick’s Sporting Goods Inc.	2,176	104,666
Digital Realty Trust Inc.[c]	2,816	198,584
DIRECTV[a]	13,056	738,447
Discover Financial Services	12,160	531,878
Discovery Communications Inc. Series Aa,c	3,328	262,313
Discovery Communications Inc. Series C NVS[a]	2,368	167,868
DISH Network Corp. Class A	5,121	200,692
Dolby Laboratories Inc. Class A	920	30,222
Dollar General Corp.[a]	7,040	366,714
Dollar Tree Inc.[a]	5,504	261,770
Dominion Resources Inc.	13,376	825,032
Dover Corp.	4,352	300,201
Dow Chemical Co. (The)	27,584	935,373
Dr Pepper Snapple Group Inc.	4,992	243,759
DTE Energy Co.	4,224	307,845
Duke Energy Corp.	16,384	1,232,077
Duke Realty Corp.	7,488	132,088
Dun & Bradstreet Corp. (The)	1,152	101,894
E.I. du Pont de Nemours and Co.	21,568	1,175,672
Eastman Chemical Co.	3,392	226,077

Security	Shares	Value

Eaton Corp. PLC	10,496	$644,559
Eaton Vance Corp. NVS	1,984	79,122
eBay Inc.[a]	26,880	1,408,243
Ecolab Inc.	6,912	584,893
Edison International	7,424	399,411
Edwards Lifesciences Corp.[a]	2,688	171,468
Electronic Arts Inc.[a,c]	7,552	132,991
Eli Lilly and Co.	23,936	1,325,576
EMC Corp.[a]	48,320	1,083,818
Emerson Electric Co.	16,832	934,344
Energen Corp.	1,472	69,802
Energizer Holdings Inc.	1,536	148,362
Ensco PLC Class A	5,376	310,088
Entergy Corp.	4,352	309,993
EOG Resources Inc.	6,272	759,916
EQT Corp.	3,456	259,615
Equifax Inc.	3,008	184,090
Equinix Inc.[a]	1,152	246,643
Equity Residential	7,232	419,890
Estee Lauder Companies Inc. (The) Class A	5,440	377,264
Everest Re Group Ltd.	1,280	172,787
Exelon Corp.	19,543	733,058
Expedia Inc.	2,240	125,082
Expeditors International of Washington Inc.	4,992	179,363
Express Scripts Holding Co.[a]	18,624	1,105,707
Exxon Mobil Corp.	106,816	9,505,556
F5 Networks Inc.[a]	1,856	141,854
Facebook Inc. Class Aa	36,800	1,021,568
Family Dollar Stores Inc.	2,368	145,324
Fastenal Co.	6,592	323,338
Federal Realty Investment Trust	1,419	166,037
FedEx Corp.	6,848	643,780
Fidelity National Financial Inc. Class A	5,140	138,009
Fidelity National Information Services Inc.	5,632	236,826
Fifth Third Bancorp	21,248	361,853
First Republic Bank	1,856	70,491
FirstEnergy Corp.	9,728	453,325
Fiserv Inc.[a,c]	3,136	285,721
Flextronics International Ltd.[a]	15,680	112,112
FLIR Systems Inc.	3,264	79,348
Flowserve Corp.	1,216	192,274
Fluor Corp.	3,968	226,097
FMC Corp.	3,076	186,713
FMC Technologies Inc.[a]	5,504	298,867
Ford Motor Co.	81,856	1,122,246
Forest Laboratories Inc.[a]	6,208	232,241
Fossil Inc.[a]	1,216	119,314
Franklin Resources Inc.	3,456	534,505
Freeport-McMoRan Copper & Gold Inc.	21,952	667,999
Frontier Communications Corp.[c]	23,552	97,976
GameStop Corp. Class Ac	3,008	104,979
Gap Inc. (The)	7,296	277,175
Garmin Ltd.	2,752	96,540
General Dynamics Corp.	6,912	511,212
General Electric Co.	243,776	5,433,767
General Growth Properties Inc.	9,984	226,836
General Mills Inc.	15,040	758,317
General Motors Co.[a]	19,008	586,207
Genuine Parts Co.	3,648	278,452
Gilead Sciences Inc.[a]	34,944	1,769,564
Goldman Sachs Group Inc. (The)	10,816	1,579,893
Goodyear Tire & Rubber Co. (The)[a]	6,400	79,968
Google Inc. Class Aa	6,144	5,066,158

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Green Mountain Coffee Roasters Inc.[a,c]	3,008	$172,659
H&R Block Inc.	6,400	177,536
H.J. Heinz Co.	7,296	528,376
Halliburton Co.	21,440	916,989
Harley-Davidson Inc.	5,376	293,798
Harris Corp.	2,624	121,229
Hartford Financial Services Group Inc. (The)	9,280	260,675
Hasbro Inc.	2,688	127,331
HCA Holdings Inc.	5,824	232,319
HCP Inc.	9,664	515,091
Health Care REIT Inc.	5,248	393,443
Helmerich & Payne Inc.	2,560	150,067
Henry Schein Inc.[a,c]	1,920	173,568
Herbalife Ltd.[c]	2,838	112,697
Hershey Co. (The)	3,520	313,843
Hertz Global Holdings Inc.[a,c]	8,256	198,804
Hess Corp.	7,040	508,147
Hewlett-Packard Co.	45,568	938,701
HollyFrontier Corp.	4,416	218,371
Hologic Inc.[a]	5,824	118,635
Home Depot Inc. (The)	34,816	2,553,754
Honeywell International Inc.	17,152	1,261,358
Hormel Foods Corp.	3,136	129,423
Hospira Inc.[a]	3,776	125,061
Host Hotels & Resorts Inc.	15,744	287,643
Hudson City Bancorp Inc.	12,416	103,177
Humana Inc.	3,584	265,610
IHS Inc. Class Aa,c	1,280	124,710
Illinois Tool Works Inc.	9,856	636,303
Illumina Inc.[a,c]	2,752	178,027
Ingersoll-Rand PLC	7,296	392,525
Integrys Energy Group Inc.	2,176	133,955
Intel Corp.	115,392	2,763,638
IntercontinentalExchange Inc.[a]	1,728	281,543
International Business Machines Corp.	25,664	5,197,987
International Flavors & Fragrances Inc.	2,112	163,025
International Game Technology	6,208	105,226
International Paper Co.	9,664	454,015
Interpublic Group of Companies Inc. (The)	10,880	150,579
Intuit Inc.	6,464	385,513
Intuitive Surgical Inc.[a]	896	441,092
Invesco Ltd.	10,816	343,300
Iron Mountain Inc.	3,713	140,574
J.B. Hunt Transport Services Inc.	2,112	150,100
J.C. Penney Co. Inc.[c]	3,968	65,155
J.M. Smucker Co. (The)	2,458	253,739
J.P. Morgan Chase & Co.	87,616	4,294,060
Jacobs Engineering Group Inc.[a]	2,816	142,152
Johnson & Johnson	64,192	5,471,084
Johnson Controls Inc.	15,808	553,438
Joy Global Inc.	2,499	141,243
Juniper Networks Inc.[a]	12,416	205,485
Kansas City Southern Industries Inc.	2,560	279,219
KBR Inc.	3,328	100,106
Kellogg Co.	5,696	370,468
KeyCorp	22,539	224,714
Kimberly-Clark Corp.	9,152	944,395
Kimco Realty Corp.[c]	10,560	251,117
Kinder Morgan Inc.	14,912	583,059
Kinder Morgan Management LLC[a]	2,446	215,873
KLA-Tencor Corp.	3,712	201,376
Kohl’s Corp.	5,184	243,959
Kraft Foods Group Inc.	13,043	671,584

Security	Shares	Value

Kroger Co. (The)	12,416	$426,862
L Brands Inc.	5,696	287,135
L-3 Communications Holdings Inc.	2,304	187,200
Laboratory Corp. of America Holdings[a]	2,304	215,101
Lam Research Corp.[a]	4,096	189,317
Las Vegas Sands Corp.	9,408	529,200
Legg Mason Inc.	3,392	108,069
Leggett & Platt Inc.	3,456	111,421
Lennar Corp. Class A	3,392	139,818
Leucadia National Corp.	7,040	217,466
Level 3 Communications Inc.[a,c]	3,904	78,588
Liberty Global Inc. Series Aa,c	3,072	222,321
Liberty Global Inc. Series C NVS[a]	2,816	190,502
Liberty Interactive Corp. Series Aa	12,160	258,886
Liberty Media Corp.[a]	2,368	272,036
Liberty Property Trust	2,752	118,308
Life Technologies Corp.[a]	4,036	297,413
Lincoln National Corp.	6,784	230,724
Linear Technology Corp.	5,184	189,216
LinkedIn Corp. Class Aa	2,112	405,694
LKQ Corp.[a]	6,400	154,112
Lockheed Martin Corp.	6,272	621,492
Loews Corp.	7,424	331,630
Lorillard Inc.	9,216	395,274
Lowe’s Companies Inc.	25,536	981,093
LSI Corp.[a]	13,952	91,246
Lululemon Athletica Inc.[a,c]	2,368	180,276
LyondellBasell Industries NV Class A	7,424	450,637
M&T Bank Corp.	2,496	250,099
Macerich Co. (The)[c]	3,037	212,742
Macy’s Inc.	9,408	419,597
Manpowergroup Inc.	2,048	108,872
Marathon Oil Corp.	16,128	526,902
Marathon Petroleum Corp.	7,872	616,850
Marriott International Inc. Class A	6,208	267,316
Marsh & McLennan Companies Inc.	12,864	488,961
Martin Marietta Materials Inc.	960	96,950
Marvell Technology Group Ltd.	11,200	120,512
Masco Corp.	8,704	169,206
MasterCard Inc. Class A	2,496	1,380,113
Mattel Inc.	7,872	359,436
Maxim Integrated Products Inc.	6,592	203,891
McCormick & Co. Inc. NVS	2,944	211,791
McDonald’s Corp.	23,296	2,379,453
McGraw-Hill Companies Inc. (The)	5,888	318,600
McKesson Corp.	5,504	582,433
MDU Resources Group Inc.	3,904	97,405
Mead Johnson Nutrition Co. Class A	4,736	384,042
MeadWestvaco Corp.	4,224	145,644
Medtronic Inc.	23,616	1,102,395
Merck & Co. Inc.	70,336	3,305,792
MetLife Inc.	19,712	768,571
MetroPCS Communications Inc.[a]	7,488	88,658
MGM Resorts International[a,c]	8,384	118,382
Microchip Technology Inc.	4,416	160,831
Micron Technology Inc.[a]	23,296	219,448
Microsoft Corp.	175,680	5,815,008
Mohawk Industries Inc.[a]	1,472	163,215
Molson Coors Brewing Co. Class B NVS	3,392	175,027
Mondelez International Inc. Class A	39,104	1,229,821
Monsanto Co.	12,352	1,319,441
Monster Beverage Corp.[a]	3,584	202,138
Moody’s Corp.	4,736	288,186

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Morgan Stanley	34,176	$756,998
Mosaic Co. (The)	6,976	429,652
Motorola Solutions Inc.	5,952	340,454
Murphy Oil Corp.	4,288	266,242
Mylan Inc.[a]	9,216	268,278
Nabors Industries Ltd.	6,464	95,603
NASDAQ OMX Group Inc. (The)	3,264	96,223
National Oilwell Varco Inc.	9,728	634,460
NetApp Inc.[a]	8,256	288,052
Netflix Inc.[a,c]	1,152	248,913
New York Community Bancorp Inc.	10,048	136,150
Newell Rubbermaid Inc.	6,208	163,519
Newfield Exploration Co.[a]	3,072	66,939
Newmont Mining Corp.	11,264	364,954
News Corp. Class A NVS	36,160	1,119,875
News Corp. Class B	10,304	320,660
NextEra Energy Inc.	9,216	755,988
Nielsen Holdings NV	3,648	126,294
Nike Inc. Class B	16,768	1,066,445
NiSource Inc.	6,720	206,506
Noble Corp.	5,824	218,400
Noble Energy Inc.	4,032	456,785
Nordstrom Inc.	3,776	213,684
Norfolk Southern Corp.	7,424	574,766
Northeast Utilities	7,232	327,827
Northern Trust Corp.	5,248	282,972
Northrop Grumman Corp.	5,440	412,026
NRG Energy Inc.	6,912	192,637
Nuance Communications Inc.[a,c]	5,760	109,670
Nucor Corp.	7,040	307,085
NVIDIA Corp.	14,016	193,000
NYSE Euronext Inc.	6,208	240,932
O’Reilly Automotive Inc.[a]	2,752	295,345
Occidental Petroleum Corp.	18,688	1,668,091
Oceaneering International Inc.	2,368	166,163
OGE Energy Corp.	1,920	139,066
Omnicare Inc.	2,688	117,654
Omnicom Group Inc.	6,208	371,052
ONEOK Inc.	4,928	253,102
Oracle Corp.	89,920	2,947,578
Owens-Illinois Inc.[a]	4,224	111,007
PACCAR Inc.	7,872	391,868
Pall Corp.	2,816	187,855
Parker Hannifin Corp.	3,520	311,766
PartnerRe Ltd.	1,412	133,208
Patterson Companies Inc.	2,432	92,294
Paychex Inc.	7,552	274,968
Peabody Energy Corp.	6,208	124,532
Pentair Ltd. Registered	5,034	273,598
People’s United Financial Inc.	9,344	122,967
Pepco Holdings Inc.	5,696	128,730
PepsiCo Inc.	36,096	2,976,837
Perrigo Co.	2,112	252,194
PetSmart Inc.	2,432	165,960
Pfizer Inc.	170,624	4,960,040
PG&E Corp.	9,920	480,525
Philip Morris International Inc.	38,912	3,719,598
Phillips 66	13,760	838,672
Pinnacle West Capital Corp.	2,944	179,290
Pioneer Natural Resources Co.	3,008	367,668
Pitney Bowes Inc.	3,328	45,494
Plains Exploration & Production Co.[a]	3,072	138,854
Plum Creek Timber Co. Inc.[c]	4,608	237,496

Security	Shares	Value

PNC Financial Services Group Inc. (The)[d]	12,160	$825,421
Polaris Industries Inc.	1,344	115,839
PPG Industries Inc.	3,136	461,431
PPL Corp.	13,440	448,627
Praxair Inc.	6,912	790,042
Precision Castparts Corp.	3,392	648,856
Priceline.com Inc.[a]	1,152	801,780
Principal Financial Group Inc.	7,232	261,075
Procter & Gamble Co. (The)	63,808	4,898,540
Progressive Corp. (The)	13,824	349,609
Prologis Inc.	11,328	475,210
Prudential Financial Inc.	10,816	653,503
Public Service Enterprise Group Inc.	12,032	440,492
Public Storage	3,328	549,120
PulteGroup Inc.[a]	7,360	154,486
PVH Corp.	1,856	214,201
QEP Resources Inc.	4,096	117,596
QUALCOMM Inc.	39,232	2,417,476
Quanta Services Inc.[a]	4,608	126,628
Quest Diagnostics Inc.	3,840	216,307
Rackspace Hosting Inc.[a]	2,432	117,222
Ralph Lauren Corp.	1,408	255,665
Range Resources Corp.	3,712	272,906
Rayonier Inc.	2,304	136,904
Raytheon Co.	7,744	475,327
Realty Income Corp.	2,496	127,221
Red Hat Inc.[a]	4,352	208,591
Regency Centers Corp.	2,240	126,022
Regeneron Pharmaceuticals Inc.[a]	1,728	371,762
Regions Financial Corp.	32,128	272,767
RenaissanceRe Holdings Ltd.[c]	1,344	126,188
Republic Services Inc.	7,296	248,648
ResMed Inc.[c]	3,008	144,444
Reynolds American Inc.	7,936	376,325
Robert Half International Inc.	3,456	113,426
Rock-Tenn Co. Class A	1,600	160,224
Rockwell Automation Inc.	3,328	282,148
Rockwell Collins Inc.	3,264	205,371
Roper Industries Inc.	2,176	260,358
Ross Stores Inc.	5,184	342,507
Rowan Companies PLC Class Aa	2,816	91,604
Royal Caribbean Cruises Ltd.	3,584	130,924
Safeway Inc.	5,504	123,950
SAIC Inc.	5,696	85,098
Salesforce.com Inc.[a]	12,288	505,160
SanDisk Corp.[a]	5,568	291,986
SBA Communications Corp. Class Aa,c	2,944	232,547
SCANA Corp.	2,880	156,096
Schlumberger Ltd.	31,296	2,329,361
Scripps Networks Interactive Inc. Class A	2,048	136,356
Seagate Technology PLC	8,384	307,693
Sealed Air Corp.	4,992	110,423
Sears Holdings Corp.[a,c]	960	49,286
SEI Investments Co.	4,032	115,557
Sempra Energy	5,504	456,006
Sensata Technologies Holding NVa	2,048	68,506
Sherwin-Williams Co. (The)	2,048	375,009
Sigma-Aldrich Corp.	2,880	226,627
Simon Property Group Inc.	8,064	1,435,957
Sirius XM Radio Inc.	87,552	284,544
SL Green Realty Corp.	2,220	201,354
SLM Corp.	11,776	243,174
Southern Co. (The)	20,352	981,577

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

Southwest Airlines Co.	5,952	$81,542
Southwestern Energy Co.[a]	8,064	301,755
Spectra Energy Corp.	15,104	476,229
Sprint Nextel Corp.[a]	69,824	492,259
SPX Corp.	1,280	95,373
St. Jude Medical Inc.	7,296	300,741
Stanley Black & Decker Inc.	3,712	277,695
Staples Inc.	15,808	209,298
Starbucks Corp.	17,600	1,070,784
Starwood Hotels & Resorts Worldwide Inc.	4,672	301,437
State Street Corp.	11,136	651,122
Stericycle Inc.[a]	1,856	201,042
Stryker Corp.	6,720	440,698
SunTrust Banks Inc.	12,480	365,040
Superior Energy Services Inc.[a]	3,584	98,883
Symantec Corp.[a]	16,256	395,021
Synopsys Inc.[a,c]	3,584	127,483
Sysco Corp.	13,888	484,136
T. Rowe Price Group Inc.	5,952	431,520
Target Corp.	14,336	1,011,548
TD Ameritrade Holding Corp.	5,824	115,956
TE Connectivity Ltd.	9,792	426,442
Teradata Corp.[a]	3,840	196,109
Texas Instruments Inc.	26,432	957,103
Textron Inc.	6,528	168,096
Thermo Fisher Scientific Inc.	8,512	686,748
Tiffany & Co.	2,816	207,483
Time Warner Cable Inc.	7,104	666,995
Time Warner Inc.	21,952	1,312,291
TJX Companies Inc. (The)	17,024	830,261
Toll Brothers Inc.[a,c]	3,341	114,630
Torchmark Corp.	2,560	158,899
Total System Services Inc.	4,096	96,748
Tractor Supply Co.	1,728	185,190
TransDigm Group Inc.	1,216	178,509
Travelers Companies Inc. (The)	8,896	759,807
Trimble Navigation Ltd.[a]	5,888	169,221
TRW Automotive Holdings Corp.[a]	2,438	146,451
Tyco International Ltd.	10,816	347,410
Tyson Foods Inc. Class A	7,360	181,277
U.S. Bancorp	43,520	1,448,346
UDR Inc.	6,144	151,020
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,472	129,021
Ultra Petroleum Corp.[a,c]	3,843	82,240
Under Armour Inc. Class Aa,c	1,728	98,634
Union Pacific Corp.	10,944	1,619,274
United Continental Holdings Inc.[a]	2,304	74,419
United Parcel Service Inc. Class B	16,704	1,433,871
United States Steel Corp.[c]	3,264	58,099
United Technologies Corp.	19,904	1,817,036
UnitedHealth Group Inc.	23,808	1,426,813
Unum Group	7,360	205,270
Urban Outfitters Inc.[a]	2,688	111,391
Valero Energy Corp.	12,672	510,935
Varian Medical Systems Inc.[a]	2,624	170,927
Ventas Inc.	6,848	545,306
VeriFone Systems Inc.[a,c]	2,176	46,740
VeriSign Inc.[a]	3,904	179,857
Verisk Analytics Inc. Class Aa	3,072	188,283
Verizon Communications Inc.	66,816	3,602,051
Vertex Pharmaceuticals Inc.[a]	5,056	388,402
VF Corp.	2,048	364,995
Viacom Inc. Class B NVS	10,752	688,020

Security	Shares	Value

Virgin Media Inc.	6,144	$299,704
Visa Inc. Class A	12,416	2,091,599
VMware Inc. Class Aa	1,856	130,848
Vornado Realty Trust	3,840	336,230
Vulcan Materials Co.	3,072	153,231
W.R. Berkley Corp.	2,432	105,597
W.W. Grainger Inc.	1,408	347,030
Wal-Mart Stores Inc.	39,360	3,059,059
Walgreen Co.	20,608	1,020,302
Walt Disney Co. (The)	39,232	2,465,339
Warner Chilcott PLC Class A	4,992	71,785
Waste Management Inc.	10,432	427,503
Waters Corp.[a]	2,048	189,235
Weatherford International Ltd.[a]	18,176	232,471
WellPoint Inc.	6,464	471,355
Wells Fargo & Co.	117,248	4,453,079
Western Digital Corp.	5,184	286,572
Western Union Co.	14,144	209,473
Weyerhaeuser Co.	13,248	404,196
Whirlpool Corp.	1,792	204,790
Whiting Petroleum Corp.[a]	2,752	122,464
Whole Foods Market Inc.	3,968	350,454
Williams Companies Inc. (The)	15,040	573,475
Willis Group Holdings PLC	4,416	175,227
Windstream Corp.[c]	12,864	109,601
Wisconsin Energy Corp.	5,248	235,845
Wyndham Worldwide Corp.	3,264	196,101
Wynn Resorts Ltd.	1,856	254,829
Xcel Energy Inc.	11,712	372,324
Xerox Corp.	30,912	265,225
Xilinx Inc.	6,208	235,345
XL Group PLC	7,616	237,162
Xylem Inc.	3,840	106,560
Yahoo! Inc.[a]	26,432	653,663
Yum! Brands Inc.	10,624	723,707
Zimmer Holdings Inc.	4,096	313,139

		350,034,388

TOTAL COMMON STOCKS
(Cost: $539,569,009)		594,345,436

PREFERRED STOCKS — 0.26%

GERMANY — 0.26%
Bayerische Motoren Werke AG	768	53,441
Henkel AG & Co. KGaA	4,096	386,652
Porsche Automobil Holding SE	3,520	276,079
ProSiebenSat.1 Media AG	2,368	90,787
RWE AG NVS	1,088	37,044
Volkswagen AG	3,328	675,257

		1,519,260
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	5,180,427	8,063

		8,063

TOTAL PREFERRED STOCKS
(Cost: $1,249,013)		1,527,323

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2013

Security	Shares	Value

RIGHTS — 0.01%

NETHERLANDS — 0.00%
Koninklijke KPN NVa	23,232	$31,242

		31,242
SPAIN — 0.01%
Banco Santander SAa	261,542	54,826
Bankia SAa	207	338

		55,164

TOTAL RIGHTS
(Cost: $206,028)		86,406

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	5,864,999	5,864,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	407,562	407,562
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	386,125	386,125

		6,658,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,658,686)		6,658,686

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $547,682,736)		602,617,851
Other Assets, Less Liabilities — (0.73)%		(4,363,439)

NET ASSETS — 100.00%		$598,254,412

FDR —	Fiduciary Depositary Receipts
NVS —	Non-Voting Shares
SDR —	Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

194

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.15%
Lockheed Martin Corp.	428,903	$42,499,998

		42,499,998
AGRICULTURE — 1.45%
Altria Group Inc.	1,042,381	38,057,330
Reynolds American Inc.	322,242	15,280,716

		53,338,046
BANKS — 0.38%
First Republic Bank	363,975	13,823,771

		13,823,771
BEVERAGES — 2.84%
Coca-Cola Co. (The)	1,142,031	48,342,172
PepsiCo Inc.	681,138	56,173,451

		104,515,623
BIOTECHNOLOGY — 2.49%
Amgen Inc.	543,093	56,595,721
Biogen Idec Inc.[a]	31,589	6,915,780
Celgene Corp.[a]	238,099	28,112,349

		91,623,850
CHEMICALS — 1.76%
Ecolab Inc.	532,355	45,047,880
Praxair Inc.	42,393	4,845,520
Sherwin-Williams Co. (The)	80,767	14,789,245

		64,682,645
COMMERCIAL SERVICES — 5.70%
Automatic Data Processing Inc.	859,375	57,870,312
MasterCard Inc. Class A	24,630	13,618,666
McGraw-Hill Companies Inc. (The)	101,811	5,508,993
Paychex Inc.	1,478,095	53,817,439
SAIC Inc.	1,307,728	19,537,456
Total System Services Inc.	765,961	18,091,999
Verisk Analytics Inc. Class Aa	677,195	41,505,282

		209,950,147
COMPUTERS — 2.22%
Accenture PLC Class A	73,266	5,966,783
International Business Machines Corp.	246,815	49,989,910
Synopsys Inc.[a]	719,152	25,580,237

		81,536,930
COSMETICS & PERSONAL CARE — 2.07%
Colgate-Palmolive Co.	221,771	26,481,675

Security	Shares	Value

Procter & Gamble Co. (The)	645,751	$49,574,304

		76,055,979
DISTRIBUTION & WHOLESALE — 0.24%
Genuine Parts Co.	117,897	8,999,078

		8,999,078
DIVERSIFIED FINANCIAL SERVICES — 0.79%
Visa Inc. Class A	172,428	29,047,221

		29,047,221
ELECTRIC — 8.58%
Consolidated Edison Inc.	867,577	55,221,276
Dominion Resources Inc.	606,865	37,431,433
Duke Energy Corp.	776,971	58,428,219
NextEra Energy Inc.	61,963	5,082,825
PG&E Corp.	695,937	33,711,188
Southern Co. (The)	1,112,065	53,634,895
Wisconsin Energy Corp.	850,543	38,223,403
Xcel Energy Inc.	1,073,226	34,117,855

		315,851,094
ENVIRONMENTAL CONTROL — 2.66%
Republic Services Inc.	697,516	23,771,346
Stericycle Inc.[a,b]	364,588	39,492,172
Waste Management Inc.	844,293	34,599,127

		97,862,645
FOOD — 6.13%
Campbell Soup Co.	515,257	23,913,077
General Mills Inc.	1,162,826	58,629,687
H.J. Heinz Co.	280,110	20,285,566
Hershey Co. (The)	183,916	16,397,951
Hormel Foods Corp.	697,251	28,775,549
Kellogg Co.	197,557	12,849,107
McCormick & Co. Inc. NVS	492,656	35,441,673
Mondelez International Inc. Class A	933,790	29,367,695

		225,660,305
HEALTH CARE — PRODUCTS — 2.57%
Baxter International Inc.	206,149	14,403,631
Becton, Dickinson and Co.	498,875	47,043,913
C.R. Bard Inc.	305,937	30,397,900
Medtronic Inc.	60,974	2,846,266

		94,691,710
HEALTH CARE — SERVICES — 0.31%
Laboratory Corp. of America Holdings[a]	102,618	9,580,416
Quest Diagnostics Inc.	29,463	1,659,651

		11,240,067
HOUSEHOLD PRODUCTS & WARES — 1.99%
Church & Dwight Co. Inc.	150,690	9,627,584
Clorox Co. (The)	88,221	7,609,061
Kimberly-Clark Corp.	542,741	56,005,444

		73,242,089

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

INSURANCE — 6.84%
Alleghany Corp.[a,b]	61,279	$24,127,993
Aon PLC	457,684	27,621,229
Arch Capital Group Ltd.[a,b]	658,484	34,939,161
Berkshire Hathaway Inc. Class Ba	262,183	27,875,297
Chubb Corp. (The)	516,650	45,501,365
Everest Re Group Ltd.	83,918	11,328,091
Marsh & McLennan Companies Inc.	243,667	9,261,783
RenaissanceRe Holdings Ltd.[b]	232,200	21,801,258
Travelers Companies Inc. (The)	309,592	26,442,253
W.R. Berkley Corp.	525,821	22,831,148

		251,729,578
INTERNET — 0.86%
Google Inc. Class Aa	21,238	17,512,218
Yahoo! Inc.[a]	571,272	14,127,556

		31,639,774
MEDIA — 0.33%
DIRECTV[a]	211,794	11,979,069

		11,979,069
MINING — 0.70%
Newmont Mining Corp.	799,118	25,891,423

		25,891,423
OIL & GAS — 2.54%
Chevron Corp.	281,612	34,359,480
ConocoPhillips	222,912	13,475,031
Exxon Mobil Corp.	512,765	45,630,957

		93,465,468
PHARMACEUTICALS — 12.14%
Abbott Laboratories	754,063	27,840,006
AbbVie Inc.	748,635	34,474,642
Actavis Inc.[a]	102,592	10,847,052
Allergan Inc.	369,632	41,971,713
AmerisourceBergen Corp.	587,831	31,813,414
Bristol-Myers Squibb Co.	1,444,058	57,357,984
Cardinal Health Inc.	85,401	3,776,432
Eli Lilly and Co.	1,000,771	55,422,698
Forest Laboratories Inc.[a]	275,493	10,306,193
Johnson & Johnson	681,299	58,067,114
McKesson Corp.	53,206	5,630,259
Merck & Co. Inc.	1,082,134	50,860,298
Perrigo Co.	64,475	7,698,960
Pfizer Inc.	1,742,614	50,657,789

		446,724,554
PIPELINES — 3.35%
Kinder Morgan Inc.	1,013,665	39,634,302
Kinder Morgan Management LLC[a,b]	506,299	44,691,006

Security	Shares	Value

Spectra Energy Corp.	1,239,127	$39,069,674

		123,394,982
REAL ESTATE INVESTMENT TRUSTS — 7.67%
American Capital Agency Corp.	1,722,820	57,387,134
American Tower Corp.	640,633	53,806,766
Annaly Capital Management Inc.	3,235,314	51,570,905
Equity Residential	169,202	9,823,868
Federal Realty Investment Trust[b]	311,640	36,464,997
Public Storage	154,742	25,532,430
Realty Income Corp.[b]	935,229	47,668,622

		282,254,722
RETAIL — 9.12%
Advance Auto Parts Inc.	61,993	5,199,973
AutoZone Inc.[a,b]	106,733	43,663,403
Dollar General Corp.[a]	519,351	27,052,994
Dollar Tree Inc.[a]	243,671	11,588,993
Family Dollar Stores Inc.	204,160	12,529,299
Home Depot Inc. (The)	39,135	2,870,552
McDonald’s Corp.	548,732	56,047,487
O’Reilly Automotive Inc.[a]	223,345	23,969,385
Ross Stores Inc.	420,686	27,794,724
Target Corp.	525,941	37,110,397
TJX Companies Inc. (The)	441,270	21,520,738
Wal-Mart Stores Inc.	615,153	47,809,691
Yum! Brands Inc.	270,743	18,443,013

		335,600,649
SEMICONDUCTORS — 0.63%
Intel Corp.	535,118	12,816,076
QUALCOMM Inc.	171,444	10,564,379

		23,380,455
SOFTWARE — 4.42%
Activision Blizzard Inc.	2,130,708	31,854,085
ANSYS Inc.[a,b]	42,782	3,459,352
Fidelity National Information Services Inc.	306,154	12,873,776
Fiserv Inc.[a]	310,584	28,297,308
Intuit Inc.	516,027	30,775,850
Microsoft Corp.	1,503,107	49,752,842
Oracle Corp.	168,478	5,522,709

		162,535,922
TELECOMMUNICATIONS — 6.97%
AT&T Inc.	1,380,498	51,713,455
CenturyLink Inc.	1,243,673	46,724,795
Crown Castle International Corp.[a]	607,587	46,784,199
Motorola Solutions Inc.	386,988	22,135,713
SBA Communications Corp. Class Aa,b	300,133	23,707,506
Verizon Communications Inc.	1,104,844	59,562,140
Windstream Corp.	692,674	5,901,582

		256,529,390

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

April 30, 2013

Security	Shares	Value

TRANSPORTATION — 0.95%
United Parcel Service Inc. Class B	407,639	$34,991,732

		34,991,732

TOTAL COMMON STOCKS
(Cost: $3,440,920,087)		3,674,738,916

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	63,208,932	63,208,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	4,392,429	4,392,429
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	2,137,516	2,137,516

		69,738,877

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,738,877)		69,738,877

TOTAL INVESTMENTS IN SECURITIES — 101.75%		3,744,477,793
(Cost: $3,510,658,964)
Other Assets, Less Liabilities — (1.75)%		(64,309,433)

NET ASSETS — 100.00%		$3,680,168,360

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

197

Schedule of Investments  (Unaudited)

iSHARES®  MSCI USA MOMENTUM FACTOR ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.18%
Lockheed Martin Corp.	5,577	$552,625
Raytheon Co.	7,074	434,202
TransDigm Group Inc.	1,618	237,522

		1,224,349
BANKS — 0.31%
M&T Bank Corp.	3,158	316,432

		316,432
BEVERAGES — 0.57%
Brown-Forman Corp. Class B NVS	3,257	229,619
Constellation Brands Inc. Class Aa	7,340	362,229

		591,848
BIOTECHNOLOGY — 6.71%
Amgen Inc.	32,924	3,431,010
Gilead Sciences Inc.[a]	58,691	2,972,112
Regeneron Pharmaceuticals Inc.[a]	2,594	558,073

		6,961,195
BUILDING MATERIALS — 0.14%
Masco Corp.	7,660	148,910

		148,910
CHEMICALS — 2.77%
Eastman Chemical Co.	3,481	232,009
Ecolab Inc.	7,518	636,173
LyondellBasell Industries NV Class A	12,327	748,249
PPG Industries Inc.	3,425	503,954
Sherwin-Williams Co. (The)	4,081	747,272

		2,867,657
COMMERCIAL SERVICES — 1.51%
Alliance Data Systems Corp.[a]	1,154	198,223
Equifax Inc.	3,258	199,390
Iron Mountain Inc.	3,691	139,741
McGraw-Hill Companies Inc. (The)	5,676	307,128
Moody’s Corp.	4,427	269,383
Quanta Services Inc.[a]	4,474	122,945
SEI Investments Co.	2,918	83,630
Verisk Analytics Inc. Class Aa	3,985	244,241

		1,564,681
COMPUTERS — 3.43%
Apple Inc.	8,032	3,556,168

		3,556,168

Security	Shares	Value

COSMETICS & PERSONAL CARE — 5.28%
Colgate-Palmolive Co.	10,042	$1,199,115
Procter & Gamble Co. (The)	55,698	4,275,936

		5,475,051
DISTRIBUTION & WHOLESALE — 0.22%
LKQ Corp.[a]	9,293	223,775

		223,775
DIVERSIFIED FINANCIAL SERVICES — 3.48%
Affiliated Managers Group Inc.[a]	1,048	163,153
Discover Financial Services	18,924	827,736
SLM Corp.	10,070	207,945
Visa Inc. Class A	14,282	2,405,946

		3,604,780
ELECTRIC — 2.23%
American Electric Power Co. Inc.	12,414	638,452
DTE Energy Co.	4,205	306,461
NextEra Energy Inc.	10,205	837,116
Pinnacle West Capital Corp.	2,516	153,224
SCANA Corp.	2,627	142,383
Wisconsin Energy Corp.	5,166	232,160

		2,309,796
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
AMETEK Inc.	4,879	198,624

		198,624
FOOD — 0.57%
McCormick & Co. Inc. NVS	3,771	271,286
Whole Foods Market Inc.	3,587	316,804

		588,090
GAS — 0.49%
Sempra Energy	6,171	511,267

		511,267
HEALTH CARE — PRODUCTS — 0.18%
ResMed Inc.	3,981	191,168

		191,168
HEALTH CARE — SERVICES — 1.00%
Coventry Health Care Inc.	4,564	226,146
DaVita HealthCare Partners Inc.[a]	4,404	522,535
HCA Holdings Inc.	7,302	291,277

		1,039,958
HOME BUILDERS — 1.02%
D.R. Horton Inc.	10,091	263,173
Lennar Corp. Class A	6,302	259,769
PulteGroup Inc.[a]	16,167	339,345
Toll Brothers Inc.[a]	5,718	196,185

		1,058,472

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES®   MSCI USA MOMENTUM FACTOR ETF

April 30, 2013

Security	Shares	Value

HOME FURNISHINGS — 0.37%
Whirlpool Corp.	3,325	$379,981

		379,981
HOUSEHOLD PRODUCTS & WARES — 1.04%
Kimberly-Clark Corp.	10,435	1,076,788

		1,076,788
HOUSEWARES — 0.17%
Newell Rubbermaid Inc.	6,479	170,657

		170,657
INSURANCE — 2.47%
Allstate Corp. (The)	17,948	884,119
Arch Capital Group Ltd.[a]	4,161	220,783
Cincinnati Financial Corp.	4,796	234,572
Everest Re Group Ltd.	1,301	175,622
Fidelity National Financial Inc. Class A	5,531	148,507
PartnerRe Ltd.	1,763	166,321
Travelers Companies Inc. (The)	8,554	730,597

		2,560,521
INTERNET — 2.33%
eBay Inc.[a]	30,226	1,583,540
Equinix Inc.[a]	1,464	313,442
Expedia Inc.	4,488	250,610
Liberty Interactive Corp. Series Aa	12,789	272,278

		2,419,870
MACHINERY — 0.44%
Flowserve Corp.	1,210	191,325
Roper Industries Inc.	2,244	268,495

		459,820
MANUFACTURING — 0.44%
Ingersoll-Rand PLC	6,659	358,254
Leggett & Platt Inc.	3,164	102,008

		460,262
MEDIA — 12.54%
Charter Communications Inc. Class Aa	2,087	210,244
Comcast Corp. Class A	78,915	3,259,190
Comcast Corp. Class A Special NVS	18,959	744,899
Discovery Communications Inc. Series Aa	3,147	248,047
Discovery Communications Inc. Series C NVS[a]	2,108	149,436
DISH Network Corp. Class A	5,313	208,216
Liberty Global Inc. Series Aa	4,166	301,493
Liberty Global Inc. Series C NVS[a]	3,107	210,189
Liberty Media Corp.[a]	3,175	364,744
News Corp. Class A NVS	39,855	1,234,309
News Corp. Class B	12,122	377,237
Scripps Networks Interactive Inc. Class A	2,667	177,569

Security	Shares	Value

Sirius XM Radio Inc.	80,527	$261,713
Time Warner Cable Inc.	10,736	1,008,003
Time Warner Inc.	21,948	1,312,051
Walt Disney Co. (The)	46,655	2,931,800

		12,999,140
OIL & GAS — 1.19%
Cabot Oil & Gas Corp.	4,625	314,731
Cobalt International Energy Inc.[a]	4,540	126,848
Marathon Petroleum Corp.	10,048	787,361

		1,228,940
PHARMACEUTICALS — 19.59%
Abbott Laboratories	39,069	1,442,427
Actavis Inc.[a]	3,249	343,517
Eli Lilly and Co.	37,901	2,098,957
Express Scripts Holding Co.[a]	17,075	1,013,743
Johnson & Johnson	60,558	5,161,358
Merck & Co. Inc.	93,233	4,381,951
Mylan Inc.[a]	9,614	279,864
Perrigo Co.	1,828	218,281
Pfizer Inc.	184,553	5,364,956

		20,305,054
PIPELINES — 0.21%
ONEOK Inc.	4,323	222,029

		222,029
REAL ESTATE INVESTMENT TRUSTS — 1.91%
American Tower Corp.	12,374	1,039,292
Federal Realty Investment Trust	1,294	151,411
General Growth Properties Inc.	9,465	215,045
Weyerhaeuser Co.	18,881	576,059

		1,981,807
RETAIL — 13.74%
Costco Wholesale Corp.	10,583	1,147,515
Gap Inc. (The)	12,499	474,837
Home Depot Inc. (The)	60,467	4,435,255
Lowe’s Companies Inc.	27,898	1,071,841
PetSmart Inc.	3,089	210,793
PVH Corp.	1,973	227,704
Ross Stores Inc.	4,569	301,874
Target Corp.	12,870	908,107
TJX Companies Inc. (The)	16,695	814,215
Urban Outfitters Inc.[a]	2,736	113,380
Wal-Mart Stores Inc.	58,463	4,543,744

		14,249,265
SAVINGS & LOANS — 0.09%
Hudson City Bancorp Inc.	11,535	95,856

		95,856

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES®   MSCI USA MOMENTUM FACTOR ETF

April 30, 2013

Security	Shares	Value

SOFTWARE — 0.26%
Fiserv Inc.[a]	2,937	$267,590

		267,590
TELECOMMUNICATIONS — 10.75%
AT&T Inc.	116,533	4,365,326
Crown Castle International Corp.[a]	11,085	853,545
MetroPCS Communications Inc.[a]	6,315	74,770
SBA Communications Corp. Class Aa	5,918	467,463
Sprint Nextel Corp.[a]	140,644	991,540
Verizon Communications Inc.	74,436	4,012,845
Virgin Media Inc.	7,727	376,923

		11,142,412
TEXTILES — 0.29%
Cintas Corp.	2,546	114,239
Mohawk Industries Inc.[a]	1,641	181,954

		296,193
TOYS, GAMES & HOBBIES — 0.36%
Mattel Inc.	8,238	376,147

		376,147
TRANSPORTATION — 0.14%
J.B. Hunt Transport Services Inc.	2,107	149,745

		149,745
WATER — 0.16%
American Water Works Co. Inc.	3,875	162,285

		162,285

TOTAL COMMON STOCKS
(Cost: $103,037,199)		103,436,583

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	200,000	$200,000

		200,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,000)		200,000

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $103,237,199)		103,636,583
Other Assets, Less Liabilities — 0.04%		42,029

NET ASSETS — 100.00%		$103,678,612

NVS	Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

200

Schedule of Investments (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

ADVERTISING — 0.25%
Interpublic Group of Companies Inc. (The)	5,408	$74,847
Omnicom Group Inc.	3,002	179,429

		254,276
AEROSPACE & DEFENSE — 1.95%
Boeing Co. (The)	1,554	142,051
General Dynamics Corp.	3,116	230,459
L-3 Communications Holdings Inc.	2,286	185,738
Lockheed Martin Corp.	3,599	356,625
Northrop Grumman Corp.	2,883	218,358
Raytheon Co.	4,588	281,612
Rockwell Collins Inc.	3,250	204,490
TransDigm Group Inc.	1,128	165,590
United Technologies Corp.	2,448	223,478

		2,008,401
AGRICULTURE — 1.58%
Altria Group Inc.	13,505	493,068
Archer-Daniels-Midland Co.	5,302	179,950
Bunge Ltd.	1,549	111,853
Lorillard Inc.	4,088	175,334
Philip Morris International Inc.	2,827	270,233
Reynolds American Inc.	8,549	405,394

		1,635,832
AIRLINES — 0.27%
Delta Air Lines Inc.[a]	4,149	71,114
Southwest Airlines Co.	11,756	161,057
United Continental Holdings Inc.[a]	1,518	49,032

		281,203
APPAREL — 0.55%
Coach Inc.	1,170	68,866
Nike Inc. Class B	3,229	205,364
Ralph Lauren Corp.	568	103,138
Under Armour Inc. Class Aa	902	51,486
VF Corp.	805	143,467

		572,321
AUTO MANUFACTURERS — 0.25%
Ford Motor Co.	6,283	86,140
General Motors Co.[a]	2,271	70,038
PACCAR Inc.	1,961	97,618

		253,796
AUTO PARTS & EQUIPMENT — 0.46%
Autoliv Inc.	1,316	100,569
BorgWarner Inc.[a]	1,085	84,814
Delphi Automotive PLC	1,643	75,923
Goodyear Tire & Rubber Co. (The)[a]	3,603	45,020

Security	Shares	Value

Johnson Controls Inc.	3,287	$115,078
TRW Automotive Holdings Corp.[a]	930	55,865

		477,269
BANKS — 2.14%
Bank of America Corp.	5,795	71,337
Bank of New York Mellon Corp. (The)	4,477	126,341
BB&T Corp.	3,617	111,295
Capital One Financial Corp.	1,472	85,052
CIT Group Inc.[a]	2,428	103,214
Citigroup Inc.	1,437	67,050
Comerica Inc.	2,773	100,521
Fifth Third Bancorp	5,359	91,264
First Republic Bank	2,678	101,710
Goldman Sachs Group Inc. (The)	816	119,193
J.P. Morgan Chase & Co.	2,388	117,036
KeyCorp	8,773	87,467
M&T Bank Corp.	1,245	124,749
Morgan Stanley	3,333	73,826
Northern Trust Corp.	3,406	183,652
PNC Financial Services Group Inc. (The)[b]	1,871	127,004
Regions Financial Corp.	7,451	63,259
State Street Corp.	2,036	119,045
SunTrust Banks Inc.	2,153	62,975
U.S. Bancorp	4,494	149,560
Wells Fargo & Co.	3,356	127,461

		2,213,011
BEVERAGES — 2.31%
Beam Inc.	2,682	173,552
Brown-Forman Corp. Class B NVS	3,809	268,535
Coca-Cola Co. (The)	10,919	462,201
Coca-Cola Enterprises Inc.	3,659	134,029
Constellation Brands Inc. Class Aa	2,068	102,056
Dr Pepper Snapple Group Inc.	4,466	218,075
Green Mountain Coffee Roasters Inc.[a]	580	33,292
Molson Coors Brewing Co. Class B NVS	4,868	251,189
Monster Beverage Corp.[a]	1,911	107,780
PepsiCo Inc.	7,686	633,864

		2,384,573
BIOTECHNOLOGY — 1.34%
Alexion Pharmaceuticals Inc.[a]	1,297	127,106
Amgen Inc.	2,898	302,000
Biogen Idec Inc.[a]	916	200,540
Celgene Corp.[a]	2,184	257,865
Gilead Sciences Inc.[a]	3,101	157,035
Illumina Inc.[a]	810	52,399
Life Technologies Corp.[a]	2,386	175,824
Regeneron Pharmaceuticals Inc.[a]	250	53,785
Vertex Pharmaceuticals Inc.[a]	734	56,386

		1,382,940
BUILDING MATERIALS — 0.24%
Martin Marietta Materials Inc.	1,353	136,639
Masco Corp.	2,872	55,832
Vulcan Materials Co.	1,216	60,654

		253,125

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

CHEMICALS — 2.54%
Air Products and Chemicals Inc.	2,147	$186,703
Airgas Inc.	951	91,914
Albemarle Corp.	1,207	73,929
Celanese Corp. Series A	1,326	65,518
CF Industries Holdings Inc.	285	53,155
Dow Chemical Co. (The)	2,408	81,655
E.I. du Pont de Nemours and Co.	3,102	169,090
Eastman Chemical Co.	1,435	95,643
Ecolab Inc.	3,719	314,702
FMC Corp.	2,339	141,977
International Flavors & Fragrances Inc.	3,005	231,956
LyondellBasell Industries NV Class A	1,194	72,476
Monsanto Co.	1,008	107,675
Mosaic Co. (The)	1,048	64,546
PPG Industries Inc.	1,204	177,157
Praxair Inc.	2,287	261,404
Sherwin-Williams Co. (The)	1,367	250,311
Sigma-Aldrich Corp.	2,315	182,167

		2,621,978
COAL — 0.07%
CONSOL Energy Inc.	1,323	44,506
Peabody Energy Corp.	1,620	32,497

		77,003
COMMERCIAL SERVICES — 3.08%
ADT Corp. (The)	1,485	64,805
Alliance Data Systems Corp.[a]	826	141,882
Automatic Data Processing Inc.	5,721	385,252
Equifax Inc.	3,710	227,052
H&R Block Inc.	5,327	147,771
Hertz Global Holdings Inc.[a]	3,332	80,235
Iron Mountain Inc.	3,404	128,875
Manpowergroup Inc.	1,532	81,441
MasterCard Inc. Class A	206	113,904
McGraw-Hill Companies Inc. (The)	2,698	145,989
Moody’s Corp.	1,714	104,297
Paychex Inc.	8,936	325,360
Quanta Services Inc.[a]	3,802	104,479
Robert Half International Inc.	2,667	87,531
SAIC Inc.	16,090	240,385
SEI Investments Co.	5,604	160,611
Total System Services Inc.	8,385	198,054
Verisk Analytics Inc. Class Aa	5,291	324,285
Western Union Co.	7,676	113,681

		3,175,889
COMPUTERS — 1.77%
Accenture PLC Class A	2,027	165,079
Apple Inc.	191	84,565
Cognizant Technology Solutions Corp. Class Aa	1,578	102,255
Computer Sciences Corp.	1,770	82,925
Dell Inc.	10,445	139,963
EMC Corp.[a]	4,710	105,645
Hewlett-Packard Co.	6,625	136,475
IHS Inc. Class Aa	1,566	152,575
International Business Machines Corp.	1,391	281,733
NetApp Inc.[a]	2,007	70,024

Security	Shares	Value

SanDisk Corp.[a]	1,060	$55,586
Seagate Technology PLC	1,298	47,637
Synopsys Inc.[a]	7,316	260,230
Teradata Corp.[a]	1,289	65,829
Western Digital Corp.	1,407	77,779

		1,828,300
COSMETICS & PERSONAL CARE — 1.27%
Avon Products Inc.	5,671	131,340
Colgate-Palmolive Co.	4,121	492,089
Estee Lauder Companies Inc. (The) Class A	1,775	123,096
Procter & Gamble Co. (The)	7,370	565,795

		1,312,320
DISTRIBUTION & WHOLESALE — 0.84%
Arrow Electronics Inc.[a]	1,879	73,713
Fastenal Co.	2,665	130,718
Fossil Inc.[a]	338	33,165
Genuine Parts Co.	3,650	278,604
LKQ Corp.[a]	5,708	137,449
W.W. Grainger Inc.	887	218,619

		872,268
DIVERSIFIED FINANCIAL SERVICES — 2.30%
Affiliated Managers Group Inc.[a]	683	106,329
American Express Co.	2,231	152,623
Ameriprise Financial Inc.	1,578	117,608
BlackRock Inc.[b]	627	167,095
Charles Schwab Corp. (The)	7,560	128,218
CME Group Inc.	2,552	155,315
Discover Financial Services	2,819	123,303
Eaton Vance Corp. NVS	3,233	128,932
Franklin Resources Inc.	837	129,450
IntercontinentalExchange Inc.[a]	1,031	167,981
Invesco Ltd.	3,045	96,648
Legg Mason Inc.	2,659	84,716
NASDAQ OMX Group Inc. (The)	4,888	144,098
NYSE Euronext Inc.	3,544	137,543
SLM Corp.	5,332	110,106
T. Rowe Price Group Inc.	1,755	127,238
TD Ameritrade Holding Corp.	7,870	156,692
Visa Inc. Class A	828	139,485

		2,373,380
ELECTRIC — 11.26%
AES Corp. (The)	9,946	137,852
Alliant Energy Corp.	6,709	358,999
Ameren Corp.	10,295	373,194
American Electric Power Co. Inc.	8,543	439,366
Calpine Corp.[a]	7,628	165,756
CMS Energy Corp.	12,738	381,376
Consolidated Edison Inc.	9,891	629,562
Dominion Resources Inc.	9,061	558,882
DTE Energy Co.	5,904	430,284
Duke Energy Corp.	8,171	614,459
Edison International	7,058	379,720
Entergy Corp.	4,498	320,393
Exelon Corp.	9,341	350,381
FirstEnergy Corp.	5,572	259,655

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

Integrys Energy Group Inc.	4,668	$287,362
MDU Resources Group Inc.	9,354	233,382
NextEra Energy Inc.	4,855	398,256
Northeast Utilities	9,394	425,830
NRG Energy Inc.	7,505	209,164
OGE Energy Corp.	4,541	328,905
Pepco Holdings Inc.	18,242	412,269
PG&E Corp.	9,686	469,190
Pinnacle West Capital Corp.	7,186	437,627
PPL Corp.	11,057	369,083
Public Service Enterprise Group Inc.	8,181	299,506
SCANA Corp.	8,636	468,071
Southern Co. (The)	13,985	674,497
Wisconsin Energy Corp.	13,817	620,936
Xcel Energy Inc.	18,400	584,936

		11,618,893
ELECTRICAL COMPONENTS & EQUIPMENT — 0.42%
AMETEK Inc.	3,468	141,182
Emerson Electric Co.	2,765	153,485
Energizer Holdings Inc.	1,435	138,607

		433,274
ELECTRONICS — 1.62%
Agilent Technologies Inc.	2,101	87,065
Amphenol Corp. Class A	1,693	127,855
Avnet Inc.[a]	3,080	100,870
Flextronics International Ltd.[a]	13,432	96,039
FLIR Systems Inc.	5,963	144,961
Garmin Ltd.	3,084	108,187
Honeywell International Inc.	2,257	165,980
Sensata Technologies Holding NVa	2,837	94,898
TE Connectivity Ltd.	2,884	125,598
Thermo Fisher Scientific Inc.	2,560	206,541
Trimble Navigation Ltd.[a]	2,975	85,501
Tyco International Ltd.	5,817	186,842
Waters Corp.[a]	1,492	137,861

		1,668,198
ENGINEERING & CONSTRUCTION — 0.23%
Fluor Corp.	1,315	74,929
Jacobs Engineering Group Inc.[a]	2,110	106,513
KBR Inc.	1,963	59,047

		240,489
ENTERTAINMENT — 0.16%
Dolby Laboratories Inc. Class A	2,009	65,996
International Game Technology	5,814	98,547

		164,543
ENVIRONMENTAL CONTROL — 0.85%
Republic Services Inc.	7,205	245,546
Stericycle Inc.[a]	2,636	285,532
Waste Management Inc.	8,329	341,322

		872,400

Security	Shares	Value

FOOD — 6.15%
Campbell Soup Co.	11,743	$544,993
ConAgra Foods Inc.	13,438	475,302
General Mills Inc.	13,148	662,922
H.J. Heinz Co.	8,611	623,609
Hershey Co. (The)	3,902	347,902
Hormel Foods Corp.	15,812	652,561
J.M. Smucker Co. (The)	3,310	341,691
Kellogg Co.	8,188	532,548
Kraft Foods Group Inc.	2,345	120,744
Kroger Co. (The)	8,939	307,323
McCormick & Co. Inc. NVS	7,030	505,738
Mondelez International Inc. Class A	16,240	510,748
Safeway Inc.	7,923	178,426
Sysco Corp.	8,098	282,296
Tyson Foods Inc. Class A	6,897	169,873
Whole Foods Market Inc.	991	87,525

		6,344,201
FOREST PRODUCTS & PAPER — 0.26%
International Paper Co.	2,198	103,262
MeadWestvaco Corp.	4,784	164,952

		268,214
GAS — 1.09%
CenterPoint Energy Inc.	13,268	327,454
NiSource Inc.	12,947	397,861
Sempra Energy	4,788	396,686

		1,122,001
HAND & MACHINE TOOLS — 0.10%
Stanley Black & Decker Inc.	1,420	106,230

		106,230
HEALTH CARE — PRODUCTS — 3.02%
Baxter International Inc.	2,542	177,609
Becton, Dickinson and Co.	4,457	420,295
Boston Scientific Corp.[a]	19,089	142,977
C.R. Bard Inc.	2,508	249,195
CareFusion Corp.[a]	5,654	189,070
Covidien PLC	3,171	202,437
Edwards Lifesciences Corp.[a]	983	62,705
Henry Schein Inc.[a]	2,796	252,758
Hologic Inc.[a]	5,399	109,978
Hospira Inc.[a]	4,534	150,166
Intuitive Surgical Inc.[a]	196	96,489
Medtronic Inc.	5,020	234,333
ResMed Inc.	3,322	159,522
St. Jude Medical Inc.	3,349	138,046
Stryker Corp.	3,367	220,808
Varian Medical Systems Inc.[a]	2,084	135,752
Zimmer Holdings Inc.	2,322	177,517

		3,119,657
HEALTH CARE — SERVICES — 1.53%
Aetna Inc.	2,413	138,603

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

Cigna Corp.	2,267	$150,007
Coventry Health Care Inc.	2,008	99,496
DaVita HealthCare Partners Inc.[a]	1,764	209,299
HCA Holdings Inc.	2,539	101,281
Humana Inc.	1,776	131,619
Laboratory Corp. of America Holdings[a]	3,049	284,655
Quest Diagnostics Inc.	3,326	187,354
UnitedHealth Group Inc.	2,425	145,330
WellPoint Inc.	1,787	130,308

		1,577,952
HOLDING COMPANIES — DIVERSIFIED — 0.19%
Leucadia National Corp.	6,351	196,182

		196,182
HOME BUILDERS — 0.26%
D.R. Horton Inc.	3,351	87,394
Lennar Corp. Class A	1,258	51,855
PulteGroup Inc.[a]	2,134	44,793
Toll Brothers Inc.[a]	2,420	83,030

		267,072
HOME FURNISHINGS — 0.07%
Whirlpool Corp.	592	67,654

		67,654
HOUSEHOLD PRODUCTS & WARES — 1.58%
Avery Dennison Corp.	3,082	127,749
Church & Dwight Co. Inc.	5,227	333,953
Clorox Co. (The)	4,838	417,278
Kimberly-Clark Corp.	7,281	751,326

		1,630,306
HOUSEWARES — 0.11%
Newell Rubbermaid Inc.	4,368	115,053

		115,053
INSURANCE — 6.85%
ACE Ltd.	2,858	254,762
Aflac Inc.	1,678	91,350
Alleghany Corp.[a]	977	384,684
Allstate Corp. (The)	4,658	229,453
American International Group Inc.[a]	1,825	75,592
Aon PLC	4,021	242,667
Arch Capital Group Ltd.[a]	9,824	521,261
Assurant Inc.	4,415	209,889
Axis Capital Holdings Ltd.	5,784	258,140
Berkshire Hathaway Inc. Class Ba	3,039	323,107
Chubb Corp. (The)	4,027	354,658
Cincinnati Financial Corp.	6,548	320,263
Everest Re Group Ltd.	2,357	318,171
Fidelity National Financial Inc. Class A	8,162	219,150
Hartford Financial Services Group Inc. (The)	2,768	77,753
Lincoln National Corp.	2,015	68,530
Loews Corp.	6,049	270,209
Marsh & McLennan Companies Inc.	7,702	292,753
MetLife Inc.	2,392	93,264

Security	Shares	Value

PartnerRe Ltd.	2,615	$246,699
Principal Financial Group Inc.	2,974	107,361
Progressive Corp. (The)	9,554	241,621
Prudential Financial Inc.	1,647	99,512
RenaissanceRe Holdings Ltd.	3,502	328,803
Torchmark Corp.	4,149	257,528
Travelers Companies Inc. (The)	3,362	287,148
Unum Group	7,018	195,732
W.R. Berkley Corp.	7,187	312,060
Willis Group Holdings PLC	5,856	232,366
XL Group PLC	4,900	152,586

		7,067,072
INTERNET — 1.40%
Amazon.com Inc.[a]	348	88,326
eBay Inc.[a]	1,713	89,744
Equinix Inc.[a]	412	88,209
Expedia Inc.	1,083	60,475
F5 Networks Inc.[a]	468	35,769
Facebook Inc. Class Aa	3,808	105,710
Google Inc. Class Aa	176	145,124
Liberty Interactive Corp. Series Aa	5,289	112,603
LinkedIn Corp. Class Aa	557	106,994
Netflix Inc.[a]	283	61,148
Priceline.com Inc.[a]	93	64,727
Rackspace Hosting Inc.[a]	759	36,584
Symantec Corp.[a]	5,898	143,322
VeriSign Inc.[a]	3,877	178,613
Yahoo! Inc.[a]	5,064	125,233

		1,442,581
IRON & STEEL — 0.20%
Allegheny Technologies Inc.	1,438	38,798
Cliffs Natural Resources Inc.	1,036	22,108
Nucor Corp.	2,718	118,559
United States Steel Corp.	1,569	27,928

		207,393
LEISURE TIME — 0.30%
Carnival Corp.	2,815	97,146
Harley-Davidson Inc.	1,308	71,482
Polaris Industries Inc.	1,027	88,517
Royal Caribbean Cruises Ltd.	1,338	48,877

		306,022
LODGING — 0.45%
Las Vegas Sands Corp.	996	56,025
Marriott International Inc. Class A	2,810	120,999
MGM Resorts International[a]	3,594	50,747
Starwood Hotels & Resorts Worldwide Inc.	1,224	78,972
Wyndham Worldwide Corp.	1,471	88,378
Wynn Resorts Ltd.	484	66,453

		461,574
MACHINERY — 0.78%
AGCO Corp.	1,268	67,521
Caterpillar Inc.	1,070	90,597
Cummins Inc.	556	59,153

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

Deere & Co.	1,301	$116,179
Flowserve Corp.	536	84,752
Joy Global Inc.	820	46,347
Rockwell Automation Inc.	972	82,406
Roper Industries Inc.	1,549	185,338
Xylem Inc.	2,489	69,070

		801,363
MANUFACTURING — 1.66%
3M Co.	2,532	265,126
Danaher Corp.	3,273	199,457
Dover Corp.	1,432	98,779
Eaton Corp. PLC	2,997	184,046
General Electric Co.	6,467	144,149
Illinois Tool Works Inc.	2,293	148,036
Ingersoll-Rand PLC	1,554	83,605
Leggett & Platt Inc.	3,798	122,448
Pall Corp.	1,620	108,070
Parker Hannifin Corp.	1,234	109,295
Pentair Ltd. Registered	2,067	112,342
SPX Corp.	1,119	83,377
Textron Inc.	2,179	56,109

		1,714,839
MEDIA — 2.83%
Cablevision NY Group Class A	5,061	75,206
CBS Corp. Class B NVS	2,352	107,674
Charter Communications Inc. Class Aa	1,193	120,183
Comcast Corp. Class A	3,816	157,601
Comcast Corp. Class A Special NVS	3,585	140,855
DIRECTV[a]	3,786	214,136
Discovery Communications Inc. Series Aa	2,283	179,946
Discovery Communications Inc. Series C NVS[a]	2,193	155,462
DISH Network Corp. Class A	2,392	93,742
Liberty Global Inc. Series Aa	2,049	148,286
Liberty Global Inc. Series C NVS[a]	2,198	148,695
Liberty Media Corp.[a]	920	105,690
News Corp. Class A NVS	4,033	124,902
News Corp. Class B	4,682	145,704
Nielsen Holdings NV	3,005	104,033
Scripps Networks Interactive Inc. Class A	2,360	157,129
Sirius XM Radio Inc.	14,586	47,404
Time Warner Cable Inc.	1,446	135,765
Time Warner Inc.	3,239	193,627
Viacom Inc. Class B NVS	2,440	156,136
Walt Disney Co. (The)	3,258	204,733

		2,916,909
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.	763	145,954

		145,954
MINING — 0.18%
Alcoa Inc.	8,164	69,394
Freeport-McMoRan Copper & Gold Inc.	1,253	38,129
Newmont Mining Corp.	2,406	77,954

		185,477

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.	10,430	$142,578
Xerox Corp.	14,243	122,205

		264,783
OIL & GAS — 3.10%
Anadarko Petroleum Corp.	847	71,792
Apache Corp.	1,101	81,342
Cabot Oil & Gas Corp.	1,110	75,536
Chesapeake Energy Corp.	2,768	54,087
Chevron Corp.	1,788	218,154
Cimarex Energy Co.	772	56,495
Cobalt International Energy Inc.[a]	2,329	65,072
Concho Resources Inc.[a]	776	66,837
ConocoPhillips	2,969	179,476
Continental Resources Inc.[a]	686	54,825
Denbury Resources Inc.[a]	3,179	56,872
Devon Energy Corp.	1,717	94,538
Diamond Offshore Drilling Inc.	1,571	108,556
Energen Corp.	2,143	101,621
Ensco PLC Class A	752	43,375
EOG Resources Inc.	725	87,841
EQT Corp.	1,315	98,783
Exxon Mobil Corp.	2,581	229,683
Helmerich & Payne Inc.	944	55,337
Hess Corp.	1,535	110,796
HollyFrontier Corp.	1,084	53,604
Marathon Oil Corp.	3,037	99,219
Marathon Petroleum Corp.	728	57,046
Murphy Oil Corp.	1,355	84,132
Nabors Industries Ltd.	2,477	36,635
Newfield Exploration Co.[a]	1,894	41,270
Noble Corp.	2,168	81,300
Noble Energy Inc.	1,064	120,541
Occidental Petroleum Corp.	1,244	111,039
Phillips 66	842	51,320
Pioneer Natural Resources Co.	609	74,438
Plains Exploration & Production Co.[a]	1,344	60,749
QEP Resources Inc.	1,499	43,036
Range Resources Corp.	840	61,757
Rowan Companies PLC Class Aa	2,137	69,517
Southwestern Energy Co.[a]	1,684	63,015
Ultra Petroleum Corp.[a]	2,733	58,486
Valero Energy Corp.	1,856	74,834
Whiting Petroleum Corp.[a]	1,040	46,280

		3,199,236
OIL & GAS SERVICES — 0.77%
Baker Hughes Inc.	1,281	58,145
Cameron International Corp.[a]	1,159	71,336
Core Laboratories NV	1,017	147,241
FMC Technologies Inc.[a]	1,873	101,704
Halliburton Co.	1,430	61,161
National Oilwell Varco Inc.	879	57,328
Oceaneering International Inc.	1,309	91,853
Schlumberger Ltd.	1,141	84,925
Superior Energy Services Inc.[a]	2,359	65,085
Weatherford International Ltd.[a]	4,243	54,268

		793,046

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.77%
Ball Corp.	5,567	$245,616
Crown Holdings Inc.[a]	4,980	212,546
Owens-Illinois Inc.[a]	3,228	84,832
Rock-Tenn Co. Class A	1,126	112,758
Sealed Air Corp.	6,401	141,590

		797,342
PHARMACEUTICALS — 5.44%
Abbott Laboratories	7,857	290,080
AbbVie Inc.	7,799	359,144
Actavis Inc.[a]	2,234	236,201
Allergan Inc.	2,796	317,486
AmerisourceBergen Corp.	5,793	313,517
Bristol-Myers Squibb Co.	8,271	328,524
Cardinal Health Inc.	6,030	266,647
DENTSPLY International Inc.	4,282	181,343
Eli Lilly and Co.	7,346	406,822
Express Scripts Holding Co.[a]	1,957	116,187
Forest Laboratories Inc.[a]	7,384	276,235
Herbalife Ltd.	1,364	54,164
Johnson & Johnson	7,623	649,708
McKesson Corp.	2,415	255,555
Mead Johnson Nutrition Co. Class A	2,434	197,373
Merck & Co. Inc.	5,910	277,770
Mylan Inc.[a]	4,859	141,446
Omnicare Inc.	3,229	141,333
Patterson Companies Inc.	6,473	245,650
Perrigo Co.	1,355	161,801
Pfizer Inc.	10,822	314,596
Warner Chilcott PLC Class A	5,648	81,218

		5,612,800
PIPELINES — 0.99%
Kinder Morgan Inc.	1,274	49,814
Kinder Morgan Management LLC[a]	4,143	365,722
ONEOK Inc.	4,370	224,443
Spectra Energy Corp.	8,299	261,668
Williams Companies Inc. (The)	3,049	116,258

		1,017,905
REAL ESTATE — 0.07%
CBRE Group Inc. Class Aa	2,802	67,864

		67,864
REAL ESTATE INVESTMENT TRUSTS — 4.97%
American Capital Agency Corp.	7,886	262,683
American Tower Corp.	3,251	273,052
Annaly Capital Management Inc.	20,114	320,617
AvalonBay Communities Inc.	1,126	149,803
Boston Properties Inc.	1,392	152,327
Camden Property Trust	1,924	139,182
Digital Realty Trust Inc.	2,549	179,755
Duke Realty Corp.	7,682	135,510
Equity Residential	2,900	168,374
Federal Realty Investment Trust	2,318	271,229
General Growth Properties Inc.	4,775	108,488

Security	Shares	Value

HCP Inc.	3,316	$176,743
Health Care REIT Inc.	3,369	252,574
Host Hotels & Resorts Inc.	4,801	87,714
Kimco Realty Corp.	4,842	115,143
Liberty Property Trust	3,974	170,842
Macerich Co. (The)	1,666	116,703
Plum Creek Timber Co. Inc.	4,490	231,415
Prologis Inc.	2,715	113,894
Public Storage	1,319	217,635
Rayonier Inc.	4,005	237,977
Realty Income Corp.	8,661	441,451
Regency Centers Corp.	2,518	141,663
SL Green Realty Corp.	1,057	95,870
UDR Inc.	4,988	122,605
Ventas Inc.	2,634	209,745
Vornado Realty Trust	1,555	136,156
Weyerhaeuser Co.	3,352	102,270

		5,131,420
RETAIL — 6.25%
Advance Auto Parts Inc.	1,405	117,851
AutoZone Inc.[a]	934	382,090
Bed Bath & Beyond Inc.[a]	1,795	123,496
Best Buy Co. Inc.	5,384	139,930
CarMax Inc.[a]	2,056	94,658
Chipotle Mexican Grill Inc.[a]	256	92,977
Costco Wholesale Corp.	3,327	360,747
CVS Caremark Corp.	5,018	291,947
Darden Restaurants Inc.	2,810	145,080
Dick’s Sporting Goods Inc.	1,815	87,302
Dollar General Corp.[a]	1,381	71,936
Dollar Tree Inc.[a]	3,993	189,907
Family Dollar Stores Inc.	1,787	109,668
GameStop Corp. Class A	2,541	88,681
Gap Inc. (The)	2,784	105,764
Home Depot Inc. (The)	2,534	185,869
J.C. Penney Co. Inc.	2,229	36,600
Kohl’s Corp.	2,694	126,780
L Brands Inc.	2,173	109,541
Lowe’s Companies Inc.	3,905	150,030
Lululemon Athletica Inc.[a]	508	38,674
Macy’s Inc.	2,061	91,921
McDonald’s Corp.	5,273	538,584
Nordstrom Inc.	1,725	97,618
O’Reilly Automotive Inc.[a]	1,821	195,430
PetSmart Inc.	2,477	169,031
PVH Corp.	735	84,826
Ross Stores Inc.	3,490	230,584
Sears Holdings Corp.[a]	469	24,079
Staples Inc.	8,185	108,369
Starbucks Corp.	2,531	153,986
Target Corp.	4,057	286,262
Tiffany & Co.	1,146	84,437
TJX Companies Inc. (The)	5,211	254,141
Tractor Supply Co.	964	103,312
Ulta Salon, Cosmetics & Fragrance Inc.[a]	579	50,749
Urban Outfitters Inc.[a]	2,216	91,831
Wal-Mart Stores Inc.	5,350	415,802
Walgreen Co.	4,272	211,507
Yum! Brands Inc.	3,066	208,856

		6,450,853

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

SAVINGS & LOANS — 0.48%
Hudson City Bancorp Inc.	11,291	$93,828
New York Community Bancorp Inc.	12,261	166,137
People’s United Financial Inc.	17,939	236,077

		496,042
SEMICONDUCTORS — 2.05%
Altera Corp.	2,610	83,546
Analog Devices Inc.	3,204	140,944
Applied Materials Inc.	9,894	143,562
Avago Technologies Ltd.	2,364	75,553
Broadcom Corp. Class A	3,062	110,232
Cree Inc.[a]	1,167	66,017
Intel Corp.	7,499	179,601
KLA-Tencor Corp.	1,732	93,961
Lam Research Corp.[a]	1,968	90,961
Linear Technology Corp.	4,457	162,681
LSI Corp.[a]	8,717	57,009
Marvell Technology Group Ltd.	7,168	77,128
Maxim Integrated Products Inc.	4,157	128,576
Microchip Technology Inc.	4,666	169,936
Micron Technology Inc.[a]	6,469	60,938
NVIDIA Corp.	3,625	49,916
QUALCOMM Inc.	1,860	114,613
Texas Instruments Inc.	4,731	171,310
Xilinx Inc.	3,608	136,779

		2,113,263
SOFTWARE — 2.74%
Activision Blizzard Inc.	15,004	224,310
Adobe Systems Inc.[a]	3,427	154,489
Akamai Technologies Inc.[a]	1,346	59,103
ANSYS Inc.[a]	2,088	168,836
Autodesk Inc.[a]	1,791	70,530
BMC Software Inc.[a]	2,889	131,392
CA Inc.	6,772	182,641
Cerner Corp.[a]	1,514	146,510
Citrix Systems Inc.[a]	1,117	69,444
Dun & Bradstreet Corp. (The)	2,581	228,289
Electronic Arts Inc.[a]	4,885	86,025
Fidelity National Information Services Inc.	4,810	202,260
Fiserv Inc.[a]	3,057	278,523
Intuit Inc.	2,792	166,515
Microsoft Corp.	7,214	238,783
Nuance Communications Inc.[a]	3,510	66,830
Oracle Corp.	4,109	134,693
Red Hat Inc.[a]	1,375	65,904
Salesforce.com Inc.[a]	1,596	65,611
VeriFone Systems Inc.[a]	1,483	31,855
VMware Inc. Class Aa	824	58,092

		2,830,635
TELECOMMUNICATIONS — 2.58%
AT&T Inc.	11,024	412,959
CenturyLink Inc.	7,215	271,068
Cisco Systems Inc.	5,598	117,110
Corning Inc.	7,306	105,937
Crown Castle International Corp.[a]	2,930	225,610
Frontier Communications Corp.	18,940	78,790

Security	Shares	Value

Harris Corp.	2,670	$123,354
Juniper Networks Inc.[a]	3,040	50,312
Level 3 Communications Inc.[a]	1,711	34,442
MetroPCS Communications Inc.[a]	3,305	39,131
Motorola Solutions Inc.	2,497	142,828
SBA Communications Corp. Class Aa	2,893	228,518
Sprint Nextel Corp.[a]	6,934	48,885
Verizon Communications Inc.	8,267	445,674
Virgin Media Inc.	3,032	147,901
Windstream Corp.	22,626	192,774

		2,665,293
TEXTILES — 0.23%
Cintas Corp.	3,455	155,026
Mohawk Industries Inc.[a]	772	85,599

		240,625
TOYS, GAMES & HOBBIES — 0.46%
Hasbro Inc.	4,483	212,360
Mattel Inc.	5,759	262,956

		475,316
TRANSPORTATION — 1.45%
C.H. Robinson Worldwide Inc.	2,992	177,695
CSX Corp.	5,298	130,278
Expeditors International of Washington Inc.	3,265	117,312
FedEx Corp.	1,712	160,945
J.B. Hunt Transport Services Inc.	2,524	179,381
Kansas City Southern Industries Inc.	875	95,436
Norfolk Southern Corp.	2,088	161,653
Union Pacific Corp.	1,169	172,965
United Parcel Service Inc. Class B	3,481	298,809

		1,494,474
WATER — 0.36%
American Water Works Co. Inc.	8,769	367,246

		367,246

TOTAL COMMON STOCKS
(Cost: $101,267,796)		103,057,531

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]	95,275	$95,275

		95,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,275)		95,275

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $101,363,071)		103,152,806
Other Assets, Less Liabilities — 0.04%		42,748

NET ASSETS — 100.00%		$103,195,554

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

208

Schedule of Investments (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)	4,198	$58,100
Omnicom Group Inc.	1,809	108,124

		166,224
AEROSPACE & DEFENSE — 1.95%
Boeing Co. (The)	4,397	401,930
General Dynamics Corp.	3,320	245,547
L-3 Communications Holdings Inc.	1,404	114,075
Lockheed Martin Corp.	2,402	238,014
Northrop Grumman Corp.	3,074	232,825
Raytheon Co.	3,248	199,362
Rockwell Collins Inc.	765	48,134
TransDigm Group Inc.	98	14,386
United Technologies Corp.	5,459	498,352

		1,992,625
AGRICULTURE — 1.55%
Altria Group Inc.	7,434	271,415
Archer-Daniels-Midland Co.	12,778	433,685
Bunge Ltd.	2,597	187,529
Lorillard Inc.	1,550	66,480
Philip Morris International Inc.	5,793	553,753
Reynolds American Inc.	1,559	73,928

		1,586,790
AIRLINES — 0.13%
Delta Air Lines Inc.[a]	3,045	52,191
Southwest Airlines Co.	2,087	28,592
United Continental Holdings Inc.[a]	1,492	48,192

		128,975
APPAREL — 0.37%
Coach Inc.	1,050	61,803
Nike Inc. Class B	3,169	201,549
Ralph Lauren Corp.	233	42,308
Under Armour Inc. Class Aa	129	7,363
VF Corp.	369	65,763

		378,786
AUTO MANUFACTURERS — 1.68%
Ford Motor Co.	78,688	1,078,813
General Motors Co.[a]	17,674	545,066
PACCAR Inc.	1,817	90,450

		1,714,329
AUTO PARTS & EQUIPMENT — 0.55%
Autoliv Inc.	918	70,154
BorgWarner Inc.[a]	689	53,859
Delphi Automotive PLC	863	39,879
Goodyear Tire & Rubber Co. (The)[a]	4,827	60,313

Security	Shares	Value

Johnson Controls Inc.	6,795	$237,893
TRW Automotive Holdings Corp.[a]	1,656	99,476

		561,574
BANKS — 11.52%
Bank of America Corp.	153,851	1,893,906
Bank of New York Mellon Corp. (The)	14,281	403,010
BB&T Corp.	6,629	203,974
Capital One Financial Corp.	5,940	343,213
CIT Group Inc.[a]	2,023	85,998
Citigroup Inc.	28,628	1,335,782
Comerica Inc.	2,027	73,479
Fifth Third Bancorp	7,512	127,929
First Republic Bank	794	30,156
Goldman Sachs Group Inc. (The)	6,650	971,366
J.P. Morgan Chase & Co.	47,104	2,308,567
KeyCorp	8,391	83,658
M&T Bank Corp.	923	92,485
Morgan Stanley	20,158	446,500
Northern Trust Corp.	1,584	85,409
PNC Financial Services Group Inc. (The)[b]	7,202	488,872
Regions Financial Corp.	15,116	128,335
State Street Corp.	4,872	284,866
SunTrust Banks Inc.	5,193	151,895
U.S. Bancorp	13,119	436,600
Wells Fargo & Co.	47,728	1,812,709

		11,788,709
BEVERAGES — 1.66%
Beam Inc.	830	53,709
Brown-Forman Corp. Class B NVS	334	23,547
Coca-Cola Co. (The)	15,644	662,211
Coca-Cola Enterprises Inc.	2,573	94,249
Constellation Brands Inc. Class Aa	1,064	52,508
Dr Pepper Snapple Group Inc.	1,172	57,229
Green Mountain Coffee Roasters Inc.[a]	516	29,618
Molson Coors Brewing Co. Class B NVS	1,538	79,361
Monster Beverage Corp.[a]	347	19,571
PepsiCo Inc.	7,621	628,504

		1,700,507
BIOTECHNOLOGY — 0.96%
Alexion Pharmaceuticals Inc.[a]	182	17,836
Amgen Inc.	3,595	374,635
Biogen Idec Inc.[a]	590	129,169
Celgene Corp.[a]	1,017	120,077
Gilead Sciences Inc.[a]	4,743	240,186
Illumina Inc.[a]	247	15,978
Life Technologies Corp.[a]	1,002	73,837
Regeneron Pharmaceuticals Inc.[a]	15	3,227
Vertex Pharmaceuticals Inc.[a]	118	9,065

		984,010
BUILDING MATERIALS — 0.07%
Martin Marietta Materials Inc.	187	18,885
Masco Corp.	1,285	24,981
Vulcan Materials Co.	516	25,738

		69,604

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

CHEMICALS — 2.02%
Air Products and Chemicals Inc.	1,304	$113,396
Airgas Inc.	317	30,638
Albemarle Corp.	500	30,625
Celanese Corp. Series A	1,255	62,009
CF Industries Holdings Inc.	347	64,719
Dow Chemical Co. (The)	11,607	393,593
E.I. du Pont de Nemours and Co.	6,236	339,924
Eastman Chemical Co.	847	56,453
Ecolab Inc.	948	80,220
FMC Corp.	561	34,053
International Flavors & Fragrances Inc.	362	27,943
LyondellBasell Industries NV Class A	3,070	186,349
Monsanto Co.	1,744	186,294
Mosaic Co. (The)	2,383	146,769
PPG Industries Inc.	689	101,379
Praxair Inc.	1,159	132,474
Sherwin-Williams Co. (The)	260	47,609
Sigma-Aldrich Corp.	478	37,614

		2,072,061
COAL — 0.12%
CONSOL Energy Inc.	1,902	63,983
Peabody Energy Corp.	3,166	63,510

		127,493
COMMERCIAL SERVICES — 0.98%
ADT Corp. (The)	1,701	74,232
Alliance Data Systems Corp.[a]	153	26,281
Automatic Data Processing Inc.	2,013	135,555
Equifax Inc.	485	29,682
H&R Block Inc.	1,847	51,236
Hertz Global Holdings Inc.[a]	3,768	90,733
Iron Mountain Inc.	729	27,600
Manpowergroup Inc.	1,612	85,694
MasterCard Inc. Class A	219	121,092
McGraw-Hill Companies Inc. (The)	1,125	60,874
Moody’s Corp.	584	35,536
Paychex Inc.	1,044	38,012
Quanta Services Inc.[a]	1,275	35,037
Robert Half International Inc.	547	17,953
SAIC Inc.	3,155	47,136
SEI Investments Co.	599	17,167
Total System Services Inc.	854	20,171
Verisk Analytics Inc. Class Aa	206	12,626
Western Union Co.	5,103	75,575

		1,002,192
COMPUTERS — 5.03%
Accenture PLC Class A	2,526	205,717
Apple Inc.	2,288	1,013,012
Cognizant Technology Solutions Corp. Class Aa	933	60,458
Computer Sciences Corp.	1,609	75,382
Dell Inc.	28,213	378,054
EMC Corp.[a]	9,123	204,629
Hewlett-Packard Co.	75,280	1,550,768
IHS Inc. Class Aa	151	14,712
International Business Machines Corp.	5,371	1,087,842
NetApp Inc.[a]	1,819	63,465

Security	Shares	Value

SanDisk Corp.[a]	2,112	$110,753
Seagate Technology PLC	4,445	163,132
Synopsys Inc.[a]	731	26,002
Teradata Corp.[a]	429	21,909
Western Digital Corp.	3,154	174,353

		5,150,188
COSMETICS & PERSONAL CARE — 1.37%
Avon Products Inc.	4,292	99,403
Colgate-Palmolive Co.	1,469	175,413
Estee Lauder Companies Inc. (The) Class A	729	50,556
Procter & Gamble Co. (The)	14,005	1,075,164

		1,400,536
DISTRIBUTION & WHOLESALE — 0.28%
Arrow Electronics Inc.[a]	2,054	80,578
Fastenal Co.	564	27,664
Fossil Inc.[a]	206	20,213
Genuine Parts Co.	961	73,353
LKQ Corp.[a]	990	23,839
W.W. Grainger Inc.	235	57,921

		283,568
DIVERSIFIED FINANCIAL SERVICES — 1.88%
Affiliated Managers Group Inc.[a]	136	21,172
American Express Co.	5,438	372,014
Ameriprise Financial Inc.	1,687	125,732
BlackRock Inc.[b]	635	169,227
Charles Schwab Corp. (The)	5,052	85,682
CME Group Inc.	3,350	203,881
Discover Financial Services	3,230	141,280
Eaton Vance Corp. NVS	434	17,308
Franklin Resources Inc.	614	94,961
IntercontinentalExchange Inc.[a]	279	45,457
Invesco Ltd.	2,521	80,017
Legg Mason Inc.	1,329	42,342
NASDAQ OMX Group Inc. (The)	1,390	40,977
NYSE Euronext Inc.	2,774	107,659
SLM Corp.	4,610	95,197
T. Rowe Price Group Inc.	761	55,173
TD Ameritrade Holding Corp.	1,357	27,018
Visa Inc. Class A	1,191	200,636

		1,925,733
ELECTRIC — 4.04%
AES Corp. (The)	9,550	132,363
Alliant Energy Corp.	883	47,249
Ameren Corp.	3,100	112,375
American Electric Power Co. Inc.	4,534	233,184
Calpine Corp.[a]	1,430	31,074
CMS Energy Corp.	2,144	64,191
Consolidated Edison Inc.	2,377	151,296
Dominion Resources Inc.	3,781	233,212
DTE Energy Co.	1,532	111,652
Duke Energy Corp.	4,464	335,693
Edison International	3,032	163,122
Entergy Corp.	2,314	164,826
Exelon Corp.	10,527	394,868
FirstEnergy Corp.	4,001	186,447

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

Integrys Energy Group Inc.	744	$45,801
MDU Resources Group Inc.	1,691	42,190
NextEra Energy Inc.	2,968	243,465
Northeast Utilities	1,826	82,773
NRG Energy Inc.	6,408	178,591
OGE Energy Corp.	653	47,297
Pepco Holdings Inc.	2,734	61,788
PG&E Corp.	3,750	181,650
Pinnacle West Capital Corp.	883	53,775
PPL Corp.	4,536	151,412
Public Service Enterprise Group Inc.	5,225	191,287
SCANA Corp.	1,005	54,471
Southern Co. (The)	5,288	255,040
Wisconsin Energy Corp.	1,321	59,366
Xcel Energy Inc.	4,002	127,223

		4,137,681
ELECTRICAL COMPONENTS & EQUIPMENT — 0.29%
AMETEK Inc.	787	32,039
Emerson Electric Co.	4,030	223,705
Energizer Holdings Inc.	457	44,142

		299,886
ELECTRONICS — 1.21%
Agilent Technologies Inc.	1,616	66,967
Amphenol Corp. Class A	637	48,106
Avnet Inc.[a]	3,190	104,473
Flextronics International Ltd.[a]	16,795	120,084
FLIR Systems Inc.	1,056	25,671
Garmin Ltd.	751	26,345
Honeywell International Inc.	3,579	263,200
Sensata Technologies Holding NVa	341	11,406
TE Connectivity Ltd.	3,314	144,325
Thermo Fisher Scientific Inc.	2,189	176,609
Trimble Navigation Ltd.[a]	581	16,698
Tyco International Ltd.	6,367	204,508
Waters Corp.[a]	327	30,215

		1,238,607
ENGINEERING & CONSTRUCTION — 0.22%
Fluor Corp.	1,723	98,177
Jacobs Engineering Group Inc.[a]	1,357	68,501
KBR Inc.	1,888	56,791

		223,469
ENTERTAINMENT — 0.04%
Dolby Laboratories Inc. Class A	316	10,380
International Game Technology	1,805	30,595

		40,975
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.	2,805	95,594
Stericycle Inc.[a]	209	22,639
Waste Management Inc.	3,480	142,611

		260,844

Security	Shares	Value

FOOD — 2.19%
Campbell Soup Co.	1,057	$49,055
ConAgra Foods Inc.	2,979	105,367
General Mills Inc.	3,507	176,823
H.J. Heinz Co.	1,450	105,009
Hershey Co. (The)	440	39,230
Hormel Foods Corp.	870	35,905
J.M. Smucker Co. (The)	675	69,680
Kellogg Co.	1,289	83,837
Kraft Foods Group Inc.	3,210	165,283
Kroger Co. (The)	10,039	345,141
McCormick & Co. Inc. NVS	440	31,654
Mondelez International Inc. Class A	14,750	463,888
Safeway Inc.	9,614	216,507
Sysco Corp.	5,420	188,941
Tyson Foods Inc. Class A	5,087	125,293
Whole Foods Market Inc.	506	44,690

		2,246,303
FOREST PRODUCTS & PAPER — 0.25%
International Paper Co.	4,405	206,947
MeadWestvaco Corp.	1,511	52,099

		259,046
GAS — 0.32%
CenterPoint Energy Inc.	4,155	102,545
NiSource Inc.	2,612	80,267
Sempra Energy	1,738	143,993

		326,805
HAND & MACHINE TOOLS — 0.07%
Stanley Black & Decker Inc.	922	68,975

		68,975
HEALTH CARE — PRODUCTS — 1.44%
Baxter International Inc.	2,347	163,985
Becton, Dickinson and Co.	1,257	118,535
Boston Scientific Corp.[a]	20,123	150,721
C.R. Bard Inc.	335	33,286
CareFusion Corp.[a]	1,515	50,662
Covidien PLC	2,488	158,834
Edwards Lifesciences Corp.[a]	237	15,118
Henry Schein Inc.[a]	548	49,539
Hologic Inc.[a]	1,343	27,357
Hospira Inc.[a]	1,469	48,653
Intuitive Surgical Inc.[a]	60	29,537
Medtronic Inc.	6,308	294,458
ResMed Inc.	506	24,298
St. Jude Medical Inc.	2,042	84,171
Stryker Corp.	1,696	111,224
Varian Medical Systems Inc.[a]	416	27,098
Zimmer Holdings Inc.	1,091	83,407

		1,470,883
HEALTH CARE — SERVICES — 2.02%
Aetna Inc.	4,505	258,767

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

Cigna Corp.	2,694	$178,262
Coventry Health Care Inc.	1,557	77,149
DaVita HealthCare Partners Inc.[a]	402	47,697
HCA Holdings Inc.	3,325	132,634
Humana Inc.	2,404	178,161
Laboratory Corp. of America Holdings[a]	610	56,950
Quest Diagnostics Inc.	1,142	64,329
UnitedHealth Group Inc.	9,902	593,427
WellPoint Inc.	6,521	475,511

		2,062,887
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Leucadia National Corp.	3,536	109,227

		109,227
HOME BUILDERS — 0.08%
D.R. Horton Inc.	1,236	32,235
Lennar Corp. Class A	397	16,364
PulteGroup Inc.[a]	931	19,542
Toll Brothers Inc.[a]	364	12,489

		80,630
HOME FURNISHINGS — 0.10%
Whirlpool Corp.	875	99,995

		99,995
HOUSEHOLD PRODUCTS & WARES — 0.30%
Avery Dennison Corp.	900	37,305
Church & Dwight Co. Inc.	517	33,031
Clorox Co. (The)	540	46,575
Kimberly-Clark Corp.	1,852	191,108

		308,019
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	2,097	55,235
		55,235
INSURANCE — 5.73%
ACE Ltd.	3,327	296,569
Aflac Inc.	4,257	231,751
Alleghany Corp.[a]	84	33,074
Allstate Corp. (The)	5,177	255,019
American International Group Inc.[a]	22,917	949,222
Aon PLC	1,609	97,103
Arch Capital Group Ltd.[a]	1,516	80,439
Assurant Inc.	1,889	89,803
Axis Capital Holdings Ltd.	1,413	63,062
Berkshire Hathaway Inc. Class Ba	6,654	707,453
Chubb Corp. (The)	2,384	209,959
Cincinnati Financial Corp.	1,095	53,557
Everest Re Group Ltd.	559	75,459
Fidelity National Financial Inc. Class A	1,603	43,041
Hartford Financial Services Group Inc. (The)	7,891	221,658
Lincoln National Corp.	4,485	152,535
Loews Corp.	3,176	141,872
Marsh & McLennan Companies Inc.	2,520	95,785
MetLife Inc.	13,194	514,434

Security	Shares	Value

PartnerRe Ltd.	1,126	$106,227
Principal Financial Group Inc.	3,341	120,610
Progressive Corp. (The)	5,003	126,526
Prudential Financial Inc.	7,124	430,432
RenaissanceRe Holdings Ltd.	483	45,349
Torchmark Corp.	892	55,367
Travelers Companies Inc. (The)	4,104	350,523
Unum Group	4,497	125,421
W.R. Berkley Corp.	996	43,246
Willis Group Holdings PLC	1,077	42,735
XL Group PLC	3,261	101,548

		5,859,779
INTERNET — 1.65%
Amazon.com Inc.[a]	545	138,327
eBay Inc.[a]	4,108	215,218
Equinix Inc.[a]	101	21,624
Expedia Inc.	430	24,011
F5 Networks Inc.[a]	169	12,917
Facebook Inc. Class Aa	3,446	95,661
Google Inc. Class Aa	837	690,165
Liberty Interactive Corp. Series Aa	3,956	84,223
LinkedIn Corp. Class Aa	24	4,610
Netflix Inc.[a]	282	60,932
Priceline.com Inc.[a]	81	56,375
Rackspace Hosting Inc.[a]	121	5,832
Symantec Corp.[a]	4,851	117,879
VeriSign Inc.[a]	236	10,873
Yahoo! Inc.[a]	6,044	149,468

		1,688,115
IRON & STEEL — 0.21%
Allegheny Technologies Inc.	954	25,739
Cliffs Natural Resources Inc.	2,966	63,294
Nucor Corp.	1,999	87,196
United States Steel Corp.	2,307	41,065

		217,294
LEISURE TIME — 0.24%
Carnival Corp.	3,506	120,992
Harley-Davidson Inc.	955	52,191
Polaris Industries Inc.	180	15,514
Royal Caribbean Cruises Ltd.	1,448	52,895

		241,592
LODGING — 0.28%
Las Vegas Sands Corp.	931	52,369
Marriott International Inc. Class A	925	39,830
MGM Resorts International[a]	4,265	60,222
Starwood Hotels & Resorts Worldwide Inc.	854	55,100
Wyndham Worldwide Corp.	749	45,000
Wynn Resorts Ltd.	236	32,403

		284,924
MACHINERY — 0.88%
AGCO Corp.	1,029	54,794
Caterpillar Inc.	3,975	336,563
Cummins Inc.	1,075	114,369

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

Deere & Co.	2,142	$191,281
Flowserve Corp.	271	42,851
Joy Global Inc.	764	43,181
Rockwell Automation Inc.	531	45,018
Roper Industries Inc.	312	37,331
Xylem Inc.	1,327	36,824

		902,212
MANUFACTURING — 2.84%
3M Co.	3,394	355,386
Danaher Corp.	2,875	175,202
Dover Corp.	1,073	74,016
Eaton Corp. PLC	2,513	154,323
General Electric Co.	72,061	1,606,240
Illinois Tool Works Inc.	2,266	146,293
Ingersoll-Rand PLC	1,961	105,502
Leggett & Platt Inc.	788	25,405
Pall Corp.	435	29,019
Parker Hannifin Corp.	1,161	102,830
Pentair Ltd. Registered	700	38,045
SPX Corp.	475	35,392
Textron Inc.	2,164	55,723

		2,903,376
MEDIA — 3.19%
Cablevision NY Group Class A	2,819	41,890
CBS Corp. Class B NVS	3,136	143,566
Charter Communications Inc. Class Aa	349	35,158
Comcast Corp. Class A	12,400	512,120
Comcast Corp. Class A Special NVS	3,775	148,320
DIRECTV[a]	3,345	189,193
Discovery Communications Inc. Series Aa	477	37,597
Discovery Communications Inc. Series C NVS[a]	443	31,404
DISH Network Corp. Class A	1,280	50,163
Liberty Global Inc. Series Aa	551	39,876
Liberty Global Inc. Series C NVS[a]	532	35,990
Liberty Media Corp.[a]	502	57,670
News Corp. Class A NVS	9,034	279,783
News Corp. Class B	2,285	71,109
Nielsen Holdings NV	762	26,381
Scripps Networks Interactive Inc. Class A	321	21,372
Sirius XM Radio Inc.	10,046	32,650
Time Warner Cable Inc.	1,980	185,902
Time Warner Inc.	9,217	550,992
Viacom Inc. Class B NVS	3,591	229,788
Walt Disney Co. (The)	8,722	548,091

		3,269,015
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.	548	104,827

		104,827
MINING — 0.47%
Alcoa Inc.	14,891	126,574
Freeport-McMoRan Copper & Gold Inc.	7,839	238,541
Newmont Mining Corp.	3,561	115,376

		480,491

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.	3,513	$48,023
Xerox Corp.	22,470	192,792

		240,815
OIL & GAS — 11.53%
Anadarko Petroleum Corp.	2,171	184,014
Apache Corp.	4,249	313,916
Cabot Oil & Gas Corp.	448	30,486
Chesapeake Energy Corp.	10,119	197,725
Chevron Corp.	19,610	2,392,616
Cimarex Energy Co.	726	53,129
Cobalt International Energy Inc.[a]	323	9,025
Concho Resources Inc.[a]	355	30,576
ConocoPhillips	22,434	1,356,135
Continental Resources Inc.[a]	114	9,111
Denbury Resources Inc.[a]	2,707	48,428
Devon Energy Corp.	4,037	222,277
Diamond Offshore Drilling Inc.	618	42,704
Energen Corp.	680	32,246
Ensco PLC Class A	2,858	164,849
EOG Resources Inc.	1,265	153,267
EQT Corp.	530	39,814
Exxon Mobil Corp.	35,382	3,148,644
Helmerich & Payne Inc.	768	45,020
Hess Corp.	4,976	359,168
HollyFrontier Corp.	2,838	140,339
Marathon Oil Corp.	7,765	253,683
Marathon Petroleum Corp.	5,954	466,556
Murphy Oil Corp.	2,414	149,885
Nabors Industries Ltd.	4,351	64,351
Newfield Exploration Co.[a]	2,538	55,303
Noble Corp.	2,556	95,850
Noble Energy Inc.	903	102,301
Occidental Petroleum Corp.	6,140	548,056
Phillips 66	5,048	307,676
Pioneer Natural Resources Co.	505	61,726
Plains Exploration & Production Co.[a]	959	43,347
QEP Resources Inc.	1,571	45,103
Range Resources Corp.	402	29,555
Rowan Companies PLC Class Aa	860	27,976
Southwestern Energy Co.[a]	1,730	64,737
Ultra Petroleum Corp.[a]	1,167	24,974
Valero Energy Corp.	11,165	450,173
Whiting Petroleum Corp.[a]	724	32,218

		11,796,959
OIL & GAS SERVICES — 1.36%
Baker Hughes Inc.	3,946	179,109
Cameron International Corp.[a]	1,135	69,859
Core Laboratories NV	99	14,333
FMC Technologies Inc.[a]	856	46,481
Halliburton Co.	6,510	278,433
National Oilwell Varco Inc.	2,612	170,355
Oceaneering International Inc.	415	29,121
Schlumberger Ltd.	6,229	463,624
Superior Energy Services Inc.[a]	1,250	34,487
Weatherford International Ltd.[a]	8,602	110,020

		1,395,822

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.22%
Ball Corp.	1,025	$45,223
Crown Holdings Inc.[a]	1,022	43,619
Owens-Illinois Inc.[a]	1,393	36,608
Rock-Tenn Co. Class A	583	58,382
Sealed Air Corp.	2,076	45,921

		229,753
PHARMACEUTICALS — 6.16%
Abbott Laboratories	7,265	268,224
AbbVie Inc.	7,212	332,113
Actavis Inc.[a]	444	46,944
Allergan Inc.	834	94,701
AmerisourceBergen Corp.	4,859	262,969
Bristol-Myers Squibb Co.	8,049	319,706
Cardinal Health Inc.	7,554	334,038
DENTSPLY International Inc.	672	28,459
Eli Lilly and Co.	6,951	384,946
Express Scripts Holding Co.[a]	3,048	180,960
Forest Laboratories Inc.[a]	2,225	83,237
Herbalife Ltd.	471	18,703
Johnson & Johnson	14,000	1,193,220
McKesson Corp.	3,681	389,523
Mead Johnson Nutrition Co. Class A	451	36,572
Merck & Co. Inc.	18,802	883,694
Mylan Inc.[a]	1,935	56,328
Omnicare Inc.	1,079	47,228
Patterson Companies Inc.	601	22,808
Perrigo Co.	277	33,076
Pfizer Inc.	43,295	1,258,586
Warner Chilcott PLC Class A	1,965	28,257

		6,304,292
PIPELINES — 0.35%
Kinder Morgan Inc.	1,228	48,015
Kinder Morgan Management LLC[a]	210	18,542
ONEOK Inc.	1,174	60,297
Spectra Energy Corp.	3,586	113,066
Williams Companies Inc. (The)	2,985	113,818

		353,738
REAL ESTATE — 0.03%
CBRE Group Inc. Class Aa	1,363	33,012

		33,012
REAL ESTATE INVESTMENT TRUSTS — 1.30%
American Capital Agency Corp.	2,510	83,608
American Tower Corp.	554	46,531
Annaly Capital Management Inc.	11,480	182,991
AvalonBay Communities Inc.	257	34,191
Boston Properties Inc.	395	43,225
Camden Property Trust	194	14,034
Digital Realty Trust Inc.	291	20,521
Duke Realty Corp.	1,324	23,355
Equity Residential	704	40,874
Federal Realty Investment Trust	131	15,328
General Growth Properties Inc.	835	18,971

Security	Shares	Value

HCP Inc.	1,423	$75,846
Health Care REIT Inc.	750	56,228
Host Hotels & Resorts Inc.	3,072	56,125
Kimco Realty Corp.	1,474	35,052
Liberty Property Trust	531	22,828
Macerich Co. (The)	377	26,409
Plum Creek Timber Co. Inc.	451	23,245
Prologis Inc.	1,978	82,977
Public Storage	307	50,655
Rayonier Inc.	476	28,284
Realty Income Corp.	890	45,363
Regency Centers Corp.	221	12,434
SL Green Realty Corp.	546	49,522
UDR Inc.	704	17,304
Ventas Inc.	858	68,323
Vornado Realty Trust	622	54,462
Weyerhaeuser Co.	3,263	99,554

		1,328,240
RETAIL — 6.33%
Advance Auto Parts Inc.	452	37,914
AutoZone Inc.[a]	143	58,500
Bed Bath & Beyond Inc.[a]	1,277	87,858
Best Buy Co. Inc.	12,722	330,645
CarMax Inc.[a]	1,403	64,594
Chipotle Mexican Grill Inc.[a]	66	23,970
Costco Wholesale Corp.	3,353	363,566
CVS Caremark Corp.	11,800	686,524
Darden Restaurants Inc.	971	50,133
Dick’s Sporting Goods Inc.	424	20,394
Dollar General Corp.[a]	1,552	80,844
Dollar Tree Inc.[a]	961	45,705
Family Dollar Stores Inc.	564	34,613
GameStop Corp. Class A	1,949	68,020
Gap Inc. (The)	1,926	73,169
Home Depot Inc. (The)	6,242	457,851
J.C. Penney Co. Inc.	3,170	52,051
Kohl’s Corp.	2,277	107,156
L Brands Inc.	1,091	54,997
Lowe’s Companies Inc.	7,691	295,488
Lululemon Athletica Inc.[a]	104	7,917
Macy’s Inc.	3,348	149,321
McDonald’s Corp.	4,195	428,477
Nordstrom Inc.	868	49,120
O’Reilly Automotive Inc.[a]	462	49,582
PetSmart Inc.	471	32,141
PVH Corp.	337	38,893
Ross Stores Inc.	967	63,890
Sears Holdings Corp.[a]	796	40,867
Staples Inc.	11,066	146,514
Starbucks Corp.	1,863	113,345
Target Corp.	5,564	392,596
Tiffany & Co.	571	42,071
TJX Companies Inc. (The)	3,040	148,261
Tractor Supply Co.	235	25,185
Ulta Salon, Cosmetics & Fragrance Inc.[a]	114	9,992
Urban Outfitters Inc.[a]	478	19,808
Wal-Mart Stores Inc.	14,653	1,138,831
Walgreen Co.	9,986	494,407
Yum! Brands Inc.	1,385	94,346

		6,479,556

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

SAVINGS & LOANS — 0.19%
Hudson City Bancorp Inc.	8,941	$74,300
New York Community Bancorp Inc.	5,395	73,102
People’s United Financial Inc.	3,756	49,429

		196,831
SEMICONDUCTORS — 2.41%
Altera Corp.	1,421	45,486
Analog Devices Inc.	1,276	56,131
Applied Materials Inc.	9,536	138,367
Avago Technologies Ltd.	973	31,097
Broadcom Corp. Class A	2,258	81,288
Cree Inc.[a]	591	33,433
Intel Corp.	41,498	993,877
KLA-Tencor Corp.	1,061	57,559
Lam Research Corp.[a]	1,372	63,414
Linear Technology Corp.	869	31,719
LSI Corp.[a]	2,394	15,657
Marvell Technology Group Ltd.	5,889	63,366
Maxim Integrated Products Inc.	1,205	37,271
Microchip Technology Inc.	923	33,616
Micron Technology Inc.[a]	14,731	138,766
NVIDIA Corp.	3,426	47,176
QUALCOMM Inc.	5,207	320,855
Texas Instruments Inc.	6,511	235,763
Xilinx Inc.	1,186	44,961

		2,469,802
SOFTWARE — 2.80%
Activision Blizzard Inc.	3,107	46,450
Adobe Systems Inc.[a]	2,123	95,705
Akamai Technologies Inc.[a]	591	25,951
ANSYS Inc.[a]	240	19,406
Autodesk Inc.[a]	753	29,653
BMC Software Inc.[a]	807	36,702
CA Inc.	2,392	64,512
Cerner Corp.[a]	310	29,999
Citrix Systems Inc.[a]	504	31,334
Dun & Bradstreet Corp. (The)	255	22,555
Electronic Arts Inc.[a]	1,204	21,202
Fidelity National Information Services Inc.	1,537	64,631
Fiserv Inc.[a]	681	62,046
Intuit Inc.	881	52,543
Microsoft Corp.	49,015	1,622,396
Nuance Communications Inc.[a]	628	11,957
Oracle Corp.	17,654	578,698
Red Hat Inc.[a]	282	13,516
Salesforce.com Inc.[a]	424	17,431
VeriFone Systems Inc.[a]	489	10,504
VMware Inc. Class Aa	110	7,755

		2,864,946
TELECOMMUNICATIONS — 4.53%
AT&T Inc.	45,981	1,722,448
CenturyLink Inc.	5,756	216,253
Cisco Systems Inc.	36,456	762,660
Corning Inc.	21,111	306,109
Crown Castle International Corp.[a]	371	28,567
Frontier Communications Corp.	12,021	50,007

Security	Shares	Value

Harris Corp.	1,085	$50,127
Juniper Networks Inc.[a]	3,539	58,570
Level 3 Communications Inc.[a]	765	15,399
MetroPCS Communications Inc.[a]	3,318	39,285
Motorola Solutions Inc.	1,479	84,599
SBA Communications Corp. Class Aa	94	7,425
Sprint Nextel Corp.[a]	29,254	206,241
Verizon Communications Inc.	18,461	995,233
Virgin Media Inc.	1,028	50,146
Windstream Corp.	5,255	44,773

		4,637,842
TEXTILES — 0.07%
Cintas Corp.	691	31,005
Mohawk Industries Inc.[a]	347	38,475

		69,480
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.	859	40,691
Mattel Inc.	1,551	70,818

		111,509
TRANSPORTATION — 1.32%
C.H. Robinson Worldwide Inc.	731	43,414
CSX Corp.	7,207	177,220
Expeditors International of Washington Inc.	959	34,457
FedEx Corp.	2,709	254,673
J.B. Hunt Transport Services Inc.	325	23,098
Kansas City Southern Industries Inc.	372	40,574
Norfolk Southern Corp.	2,441	188,982
Union Pacific Corp.	2,125	314,415
United Parcel Service Inc. Class B	3,226	276,920

		1,353,753
WATER — 0.04%
American Water Works Co. Inc.	1,063	44,518

		44,518

TOTAL COMMON STOCKS
(Cost: $100,386,547)		102,185,864

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b],c	134,700	$134,700

		134,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,700)		134,700

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $100,521,247)		102,320,564
Other Assets, Less Liabilities — 0.02%		25,100

NET ASSETS — 100.00%		$102,345,664

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

216

Schedule of Investments  (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.54%
Boeing Co. (The)	5,248	$479,720
General Dynamics Corp.	2,820	208,567
Lockheed Martin Corp.	1,694	167,858
United Technologies Corp.	7,392	674,816

		1,530,961
AGRICULTURE — 3.09%
Altria Group Inc.	16,211	591,864
Philip Morris International Inc.	13,288	1,270,200

		1,862,064
APPAREL — 0.60%
Nike Inc. Class B	5,723	363,983

		363,983
AUTO MANUFACTURERS — 0.95%
Ford Motor Co.	27,985	383,674
General Motors Co.[a]	6,177	190,499

		574,173
BANKS — 12.18%
Bank of America Corp.	86,386	1,063,412
Bank of New York Mellon Corp. (The)	9,259	261,289
Capital One Financial Corp.	4,594	265,441
Citigroup Inc.	23,525	1,097,676
Goldman Sachs Group Inc. (The)	3,681	537,684
J.P. Morgan Chase & Co.	30,557	1,497,599
Morgan Stanley	12,316	272,799
PNC Financial Services Group Inc. (The)[b]	4,000	271,520
U.S. Bancorp	14,133	470,346
Wells Fargo & Co.	42,506	1,614,378

		7,352,144
BEVERAGES — 4.04%
Coca-Cola Co. (The)	33,425	1,414,880
PepsiCo Inc.	12,442	1,026,092

		2,440,972
CHEMICALS — 2.64%
Dow Chemical Co. (The)	8,630	292,643
E.I. du Pont de Nemours and Co.	7,543	411,169
LyondellBasell Industries NV Class A	2,590	157,213
Monsanto Co.	4,317	461,142
Praxair Inc.	2,388	272,949

		1,595,116

Security	Shares	Value

COMMERCIAL SERVICES — 0.81%
MasterCard Inc. Class A	885	$489,343

		489,343
COMPUTERS — 4.85%
Accenture PLC Class A	5,202	423,651
EMC Corp.[a]	17,010	381,534
Hewlett-Packard Co.	15,564	320,619
International Business Machines Corp.	8,897	1,801,998

		2,927,802
COSMETICS & PERSONAL CARE — 3.55%
Colgate-Palmolive Co.	3,774	450,653
Procter & Gamble Co. (The)	22,028	1,691,090

		2,141,743
DIVERSIFIED FINANCIAL SERVICES — 2.81%
American Express Co.	7,664	524,294
BlackRock Inc.[b]	1,068	284,622
Franklin Resources Inc.	1,098	169,817
Visa Inc. Class A	4,269	719,156

		1,697,889
ELECTRIC — 2.17%
Dominion Resources Inc.	4,643	286,380
Duke Energy Corp.	5,687	427,662
Exelon Corp.	6,884	258,219
Southern Co. (The)	7,017	338,430

		1,310,691
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Emerson Electric Co.	5,774	320,515

		320,515
ELECTRONICS — 0.75%
Honeywell International Inc.	6,188	455,065

		455,065
FOOD — 0.43%
General Mills Inc.	5,206	262,486

		262,486
HEALTH CARE—PRODUCTS — 1.48%
Baxter International Inc.	3,912	273,332
Covidien PLC	3,768	240,549
Medtronic Inc.	8,184	382,029

		895,910
HEALTH CARE — SERVICES — 0.81%
UnitedHealth Group Inc.	8,186	490,587

		490,587

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.54%
Kimberly-Clark Corp.	3,131	$323,088

		323,088
INSURANCE — 3.67%
American International Group Inc.[a]	11,912	493,395
Berkshire Hathaway Inc. Class Ba	8,987	955,498
MetLife Inc.	7,132	278,076
Prudential Financial Inc.	3,728	225,246
Travelers Companies Inc. (The)	3,041	259,732

		2,211,947
LODGING — 0.51%
Las Vegas Sands Corp.	5,443	306,169

		306,169
MACHINERY — 1.12%
Caterpillar Inc.	4,654	394,054
Deere & Co.	3,136	280,045

		674,099
MANUFACTURING — 4.76%
3M Co.	4,843	507,110
Danaher Corp.	4,673	284,773
General Electric Co.	83,855	1,869,128
Illinois Tool Works Inc.	3,235	208,852

		2,869,863
MEDIA — 2.22%
Time Warner Inc.	7,091	423,900
Walt Disney Co. (The)	14,560	914,950

		1,338,850
MINING — 0.75%
Freeport-McMoRan Copper & Gold Inc.	7,339	223,326
Southern Copper Corp.	6,807	226,877

		450,203
OIL & GAS — 12.33%
Anadarko Petroleum Corp.	4,043	342,685
Apache Corp.	3,122	230,653
Chevron Corp.	15,666	1,911,409
ConocoPhillips	9,848	595,311
EOG Resources Inc.	2,188	265,098
Exxon Mobil Corp.	36,131	3,215,298
Occidental Petroleum Corp.	6,433	574,209
Phillips 66	5,004	304,994

		7,439,657
OIL & GAS SERVICES — 2.23%
Halliburton Co.	7,502	320,860
National Oilwell Varco Inc.	3,435	224,031
Schlumberger Ltd.	10,734	798,932

		1,343,823

Security	Shares	Value

PHARMACEUTICALS — 11.57%
Abbott Laboratories	12,673	$467,887
AbbVie Inc.	12,750	587,137
Allergan Inc.	2,400	272,520
Bristol-Myers Squibb Co.	13,208	524,622
Eli Lilly and Co.	8,055	446,086
Johnson & Johnson	22,542	1,921,255
Merck & Co. Inc.	22,911	1,076,817
Pfizer Inc.	57,975	1,685,333

		6,981,657
PIPELINES — 0.49%
Kinder Morgan Inc.	7,588	296,691

		296,691
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Simon Property Group Inc.	2,246	399,945

		399,945
RETAIL — 7.78%
CVS Caremark Corp.	9,930	577,727
Home Depot Inc. (The)	9,767	716,410
Lowe’s Companies Inc.	8,964	344,397
McDonald’s Corp.	8,006	817,733
Target Corp.	4,899	345,673
TJX Companies Inc. (The)	5,049	246,240
Wal-Mart Stores Inc.	13,219	1,027,381
Walgreen Co.	7,630	377,761
Yum! Brands Inc.	3,560	242,507

		4,695,829
TELECOMMUNICATIONS — 4.81%
AT&T Inc.	44,286	1,658,954
Verizon Communications Inc.	23,050	1,242,625

		2,901,579
TRANSPORTATION — 2.12%
FedEx Corp.	2,354	221,300
Union Pacific Corp.	3,748	554,554
United Parcel Service Inc. Class B	5,893	505,855

		1,281,709

TOTAL COMMON STOCKS
(Cost: $53,485,691)		60,226,553

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

April 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%[b,c]	46,751	$46,751

		46,751

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,751)		46,751

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $53,532,442)		60,273,304
Other Assets, Less Liabilities — 0.13%		78,254

NET ASSETS — 100.00%		$60,351,558

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

219

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.71%

ADVERTISING — 0.12%
Clear Channel Outdoor Holdings Inc. Class Aa	172	$1,243
Harte-Hanks Inc.	188	1,491
Interpublic Group of Companies Inc. (The)	1,836	25,410
Omnicom Group Inc.	1,127	67,361

		95,505
AEROSPACE & DEFENSE — 1.53%
AAR Corp.	166	2,965
Alliant Techsystems Inc.	145	10,782
Boeing Co. (The)	2,846	260,153
CAE Inc.	1,084	11,740
Cubic Corp.	69	2,965
Curtiss-Wright Corp.	164	5,386
Ducommun Inc.[a]	50	1,225
Embraer SA SP ADR	633	22,111
Esterline Technologies Corp.[a]	109	8,179
Exelis Inc.	785	8,768
GenCorp Inc.[a],b	234	3,058
General Dynamics Corp.	1,524	112,715
HEICO Corp.	69	3,037
HEICO Corp. Class A	126	4,261
Kaman Corp.	107	3,616
L-3 Communications Holdings Inc.	404	32,825
Lockheed Martin Corp.	926	91,757
Moog Inc. Class Aa	183	8,456
National Presto Industries Inc.	21	1,575
Northrop Grumman Corp.	913	69,151
Orbital Sciences Corp.[a,b]	246	4,433
Raytheon Co.	1,430	87,773
Rockwell Collins Inc.	591	37,186
Spirit AeroSystems Holdings Inc. Class Aa	498	9,955
Teledyne Technologies Inc.[a]	118	8,857
TransDigm Group Inc.	210	30,828
Triumph Group Inc.	221	17,658
United Technologies Corp.	4,012	366,255

		1,227,670
AGRICULTURE — 1.59%
Adecoagro SAa	401	2,991
Alliance One International Inc.[a]	365	1,369
Altria Group Inc.	8,821	322,055
Archer-Daniels-Midland Co.	2,816	95,575
Bunge Ltd.	659	47,586
Lorillard Inc.	1,581	67,809
Philip Morris International Inc.	7,218	689,969
Reynolds American Inc.	818	38,789
Tejon Ranch Co.[a]	76	2,218
Universal Corp.	77	4,431
Vector Group Ltd.	225	3,670

		1,276,462
AIRLINES — 0.27%
Alaska Air Group Inc.[a]	297	18,307

Security	Shares	Value

China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	116	$2,384
China Southern Airlines Co. Ltd. Class H SP ADR	148	3,944
Copa Holdings SA Class A	147	18,460
Delta Air Lines Inc.[a]	3,718	63,727
LATAM Airlines Group SA SP ADR	1,293	26,765
Southwest Airlines Co.	2,486	34,058
United Continental Holdings Inc.[a]	1,324	42,765
US Airways Group Inc.[a,b]	559	9,447

		219,857
APPAREL — 0.61%
Carter’s Inc.[a]	224	14,647
Coach Inc.	1,175	69,161
Gildan Activewear Inc.	506	20,356
Hanesbrands Inc.[a]	400	20,064
Jones Group Inc. (The)	363	5,082
Maidenform Brands Inc.[a]	100	1,800
Michael Kors Holdings Ltd.[a]	266	15,146
Nike Inc. Class B	3,133	199,259
Oxford Industries Inc.	61	3,607
Quiksilver Inc.[a,b]	563	3,789
Ralph Lauren Corp.	264	47,937
SKECHERS U.S.A. Inc. Class Aa	164	3,408
Under Armour Inc. Class Aa,b	335	19,122
Unifi Inc.[a]	36	702
VF Corp.	299	53,288
Wolverine World Wide Inc.	208	9,936

		487,304
AUTO MANUFACTURERS — 1.57%
Ford Motor Co.	15,079	206,733
General Motors Co.[a]	3,367	103,838
Honda Motor Co. Ltd. SP ADR	6,596	263,708
Navistar International Corp.[a,b]	302	10,002
Oshkosh Corp.[a]	383	15,037
Tata Motors Ltd. SP ADR	1,423	39,190
Toyota Motor Corp. SP ADR	5,337	620,693
Wabash National Corp.[a]	287	2,706

		1,261,907
AUTO PARTS & EQUIPMENT — 0.56%
Accuride Corp.[a]	186	956
Allison Transmission Holdings Inc.	772	17,609
American Axle & Manufacturing Holdings Inc.[a]	279	3,730
Autoliv Inc.[b]	432	33,014
BorgWarner Inc.[a]	513	40,101
China Yuchai International Ltd.	88	1,257
Cooper Tire & Rubber Co.	309	7,691
Dana Holding Corp.	697	12,023
Delphi Automotive PLC	1,388	64,140
Douglas Dynamics Inc.	88	1,231
Johnson Controls Inc.	3,000	105,030
Lear Corp.	441	25,481
Magna International Inc. Class A	987	59,388
Meritor Inc.[a,b]	478	2,772
Miller Industries Inc.	78	1,179
Modine Manufacturing Co.[a]	195	1,782
Standard Motor Products Inc.	88	2,696
Superior Industries International Inc.	101	1,854
Tenneco Inc.[a]	271	10,480

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Titan International Inc.	183	$4,083
TRW Automotive Holdings Corp.[a]	363	21,805
Visteon Corp.[a]	226	13,287
WABCO Holdings Inc.[a]	286	20,658

		452,247
BANKS — 12.55%
Banco Bilbao Vizcaya Argentaria SA SP ADR	22,273	218,275
Banco de Chile SP ADR[b]	174	16,253
Banco Latinoamericano de Comercio Exterior SA Class E	115	2,609
Banco Macro SA SP ADR[a]	147	2,343
Banco Santander (Chile) SA SP ADR[b]	762	20,300
Banco Santander SA SP ADR[b]	39,440	285,940
BancorpSouth Inc.	345	5,520
Bank of America Corp.	46,931	577,721
Bank of Hawaii Corp.	202	9,633
Bank of Montreal	2,849	178,661
Bank of New York Mellon Corp. (The)	5,066	142,963
Bank of Nova Scotia	5,238	301,918
BankUnited Inc.	248	6,287
Barclays PLC SP ADR	13,399	240,914
BB&T Corp.	3,062	94,218
BBVA Banco Frances SA SP ADR[a]	153	687
Canadian Imperial Bank of Commerce	1,772	141,795
Capital One Financial Corp.	2,493	144,046
CapitalSource Inc.	756	6,766
CIT Group Inc.[a]	878	37,324
Citigroup Inc.	12,821	598,228
City National Corp.	170	9,729
Comerica Inc.	810	29,362
Community Bank System Inc.	203	5,814
CorpBanca SA SP ADR	629	12,882
Credicorp Ltd.	74	11,144
Credit Suisse Group PLC SP ADR	5,074	146,030
Cullen/Frost Bankers Inc.	259	15,646
Deutsche Bank AG	4,111	189,312
F.N.B. Corp.	696	7,927
First BanCorp (Puerto Rico)[a,b]	489	2,890
First Commonwealth Financial Corp.	442	3,160
First Horizon National Corp.	1,044	10,858
First Republic Bank	358	13,597
Goldman Sachs Group Inc. (The)	2,001	292,286
Governor & Co. of the Bank of Ireland (The) SP ADR[a]	2,830	25,781
Grupo Financiero Santander Mexico SAB de CV Series B SP ADR[a]	517	8,350
HDFC Bank Ltd. SP ADR	2,674	113,485
HSBC Holdings PLC SP ADR	15,985	876,937
Hudson Valley Holding Corp.	145	2,230
ICICI Bank Ltd. SP ADR	2,577	120,655
J.P. Morgan Chase & Co.	16,552	811,214
KeyCorp	4,024	40,119
Lloyds TSB Group PLC SP ADR[a]	47,114	161,601
M&T Bank Corp.	421	42,184
Mitsubishi UFJ Financial Group Inc. SP ADR	57,150	387,477
Mizuho Financial Group Inc. SP ADR[b]	49,530	217,932
Morgan Stanley	6,741	149,313
National Bank of Greece SA SP ADR[a,b]	3,907	3,520
OFG Bancorp	184	2,957
Old National Bancorp	400	4,872
PNC Financial Services Group Inc. (The)[c]	2,188	148,521
Prosperity Bancshares Inc.	247	11,347
Regions Financial Corp.	6,153	52,239
Royal Bank of Canada	6,331	382,392

Security	Shares	Value

Royal Bank of Scotland Group PLC SP ADR[a]	4,748	$45,391
State Street Corp.	1,997	116,765
Sterling Bancorp	246	2,775
Sumitomo Mitsui Financial Group Inc. SP ADR	26,621	252,633
SunTrust Banks Inc.	2,353	68,825
Synovus Financial Corp.	2,787	7,497
TCF Financial Corp.[b]	734	10,680
Toronto-Dominion Bank (The)	4,067	333,087
U.S. Bancorp	7,694	256,056
UBS AG	16,467	292,948
Valley National Bancorp	886	7,965
Walker & Dunlop Inc.[a]	149	2,654
Webster Financial Corp.	335	7,829
Wells Fargo & Co.	23,081	876,616
Western Alliance Bancorp[a,b]	343	5,046
Westpac Banking Corp. SP ADR	2,661	465,888

		10,098,819
BEVERAGES — 2.88%
Anheuser-Busch InBev NV SP ADR	3,518	336,391
Beam Inc.	602	38,955
Boston Beer Co. Inc. (The) Class Aa	31	5,249
Brown-Forman Corp. Class A	137	9,641
Brown-Forman Corp. Class B NVS	507	35,743
Coca-Cola Co. (The)	18,151	768,332
Coca-Cola Enterprises Inc.	1,252	45,861
Coca-Cola FEMSA SAB de CV SP ADR	196	31,629
Companhia de Bebidas das Americas-AmBev SP ADR	622	25,241
Compania Cervecerias Unidas SA SP ADR	112	3,867
Constellation Brands Inc. Class Aa	494	24,379
Constellation Brands Inc. Class Ba	5	245
Cott Corp.	202	2,212
Diageo PLC SP ADR	2,756	336,783
Dr Pepper Snapple Group Inc.	894	43,654
Embotelladora Andina SA Class A SP ADR	96	3,033
Embotelladora Andina SA Class B SP ADR	317	12,949
Molson Coors Brewing Co. Class B NVS	593	30,599
PepsiCo Inc.	6,762	557,662
Vina Concha y Toro SA SP ADR	127	4,977

		2,317,402
BIOTECHNOLOGY — 0.02%
Bio-Rad Laboratories Inc. Class Aa	43	5,149
Cambrex Corp.[a]	126	1,574
Charles River Laboratories International Inc.[a]	221	9,611
Emergent BioSolutions Inc.[a]	98	1,503
Enzo Biochem Inc.[a]	164	368

		18,205
BUILDING MATERIALS — 0.41%
Armstrong World Industries Inc.[a]	90	4,594
Boise Cascade Co.[a]	135	4,324
Cemex SAB de CV SP ADR[a]	4,854	54,604
Comfort Systems USA Inc.	164	2,104
CRH PLC SP ADR	3,166	68,101
Desarrolladora Homex SAB de CV SP ADR[a,b]	192	937
Drew Industries Inc.	88	3,177
Eagle Materials Inc.	211	14,295
Fortune Brands Home & Security Inc.[a]	608	22,125
Griffon Corp.	113	1,164

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Headwaters Inc.[a,b]	411	$4,464
James Hardie Industries SE SP ADR	240	12,588
Lennox International Inc.	209	12,958
Louisiana-Pacific Corp.[a]	624	11,307
Martin Marietta Materials Inc.	156	15,754
Masco Corp.	1,446	28,110
NCI Building Systems Inc.[a]	135	2,311
Owens Corning[a]	457	19,221
Quanex Building Products Corp.	164	2,668
Simpson Manufacturing Co. Inc.	115	3,305
Texas Industries Inc.[a]	101	6,432
Trex Co. Inc.[a]	60	2,921
USG Corp.[a]	116	3,015
Vulcan Materials Co.	551	27,484

		327,963
CHEMICALS — 2.87%
Agrium Inc.	652	59,769
Air Products and Chemicals Inc.	867	75,394
Airgas Inc.	297	28,705
Albemarle Corp.	392	24,010
American Vanguard Corp.	107	3,086
Ashland Inc.	305	25,989
Axiall Corp.	272	14,266
Cabot Corp.	287	10,780
Celanese Corp. Series A	620	30,634
CF Industries Holdings Inc.	278	51,850
Chemtura Corp.[a]	411	8,738
China Green Agriculture Inc.[a]	69	210
Cytec Industries Inc.	191	13,916
Dow Chemical Co. (The)	4,686	158,902
E.I. du Pont de Nemours and Co.	4,085	222,673
Eastman Chemical Co.	669	44,589
Ecolab Inc.	1,266	107,129
Ferro Corp.[a]	365	2,570
FMC Corp.	527	31,989
H.B. Fuller Co.	158	5,988
Huntsman Corp.	763	14,390
International Flavors & Fragrances Inc.	340	26,245
Intrepid Potash Inc.	130	2,393
Kraton Performance Polymers Inc.[a]	135	3,066
Kronos Worldwide Inc.	167	2,953
LyondellBasell Industries NV Class A	1,408	85,466
Minerals Technologies Inc.	152	6,176
Monsanto Co.	2,320	247,822
Mosaic Co. (The)	1,287	79,266
NewMarket Corp.[b]	53	14,241
Oil-Dri Corp. of America	21	578
Olin Corp.	358	8,653
OM Group Inc.[a]	137	3,352
OMNOVA Solutions Inc.[a]	259	1,728
PolyOne Corp.	434	9,778
Potash Corp. of Saskatchewan	3,709	156,149
PPG Industries Inc.	626	92,110
Praxair Inc.	1,304	149,047
Quaker Chemical Corp.	53	3,271
Rockwood Holdings Inc.	242	15,703
RPM International Inc.	555	17,982
Sasol Ltd. SP ADR	1,981	86,015
Sensient Technologies Corp.	212	8,342
Sherwin-Williams Co. (The)	423	77,456
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	99	3,368

Security	Shares	Value

Sociedad Quimica y Minera de Chile SA Series B SP ADR	394	$19,499
Stepan Co.	74	4,214
Syngenta AG SP ADR	1,765	150,908
Ultrapar Participacoes SA SP ADR	1,678	44,752
Valhi Inc.	50	817
Valspar Corp. (The)	354	22,592
W.R. Grace & Co.[a]	303	23,364
Westlake Chemical Corp.	88	7,316
Zep Inc.	92	1,398

		2,311,597
COAL — 0.11%
Alpha Natural Resources Inc.[a]	829	6,151
Arch Coal Inc.	744	3,608
Cloud Peak Energy Inc.[a]	259	5,061
CONSOL Energy Inc.	975	32,799
Peabody Energy Corp.	1,042	20,903
SunCoke Energy Inc.[a]	304	4,600
Walter Energy Inc.	291	5,215
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	897	9,427

		87,764
COMMERCIAL SERVICES — 1.34%
Aaron’s Inc.	259	7,436
ABM Industries Inc.	259	5,841
Accretive Health Inc.[a,b]	259	2,730
ADT Corp. (The)	1,023	44,644
Alliance Data Systems Corp.[a,b]	134	23,017
Ambow Education Holding Ltd. Class A SP ADR[a]	72	68
AMN Healthcare Services Inc.[a]	168	2,307
Arbitron Inc.	115	5,369
ARC Document Solutions Inc.[a]	164	526
Booz Allen Hamilton Holding Corp.	79	1,200
Bridgepoint Education Inc.[a]	107	1,154
Brink’s Co. (The)	157	4,162
Carriage Services Inc.	59	1,032
CBIZ Inc.[a,b]	183	1,188
CDI Corp.	56	878
Cenveo Inc.[a,b]	454	926
Chemed Corp.	71	5,795
Consolidated Graphics Inc.[a]	42	1,498
Convergys Corp.	449	7,642
CoreLogic Inc.[a]	411	11,212
Corporate Executive Board Co. (The)	145	8,172
Deluxe Corp.	221	8,429
DeVry Inc.	206	5,770
Ennis Inc.	108	1,660
Equifax Inc.	525	32,130
ExamWorks Group Inc.[a,b]	146	2,643
FleetCor Technologies Inc.[a]	287	22,070
Franklin Covey Co.[a]	69	972
FTI Consulting Inc.[a]	176	5,829
Gartner Inc.[a]	303	17,529
Genpact Ltd.	566	10,528
Global Payments Inc.	336	15,590
Green Dot Corp. Class Aa	169	2,655
H&R Block Inc.	1,008	27,962
Heartland Payment Systems Inc.	154	5,065
Hertz Global Holdings Inc.[a,b]	1,801	43,368
Hill International Inc.[a]	111	305
Insperity Inc.	101	2,791

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Iron Mountain Inc.	556	$21,050
iSoftStone Holdings Ltd. SP ADR[a]	174	753
ITT Educational Services Inc.[a,b]	3	55
K12 Inc.[a,b]	109	2,776
KAR Auction Services Inc.	289	6,465
Korn/Ferry International[a]	202	3,343
Landauer Inc.	43	2,402
Lender Processing Services Inc.	281	7,795
Live Nation Entertainment Inc.[a]	681	8,601
Mac-Gray Corp.	51	660
Manpowergroup Inc.	297	15,789
MasterCard Inc. Class A	481	265,959
MAXIMUS Inc.	145	11,555
McGraw-Hill Companies Inc. (The)	1,194	64,607
Medifast Inc.[a]	69	1,808
MoneyGram International Inc.[a]	92	1,519
Monster Worldwide Inc.[a,b]	548	2,400
Moody’s Corp.	832	50,627
Navigant Consulting Inc.[a]	221	2,725
New Oriental Education & Technology Group Inc. SP ADR	297	5,682
PHH Corp.[a]	240	5,059
Quad Graphics Inc.	88	1,839
Quanta Services Inc.[a]	823	22,616
Ritchie Bros. Auctioneers Inc.[b]	487	9,823
Robert Half International Inc.	572	18,773
Rollins Inc.	434	10,555
SAIC Inc.	1,253	18,720
Service Corp. International	510	8,609
Sotheby’s	285	10,112
Stantec Inc.	193	8,243
TAL Education Group Class A SP ADR	57	551
Team Health Holdings Inc.[a]	126	4,697
Team Inc.[a]	75	2,907
TMS International Corp.[a]	44	635
Total System Services Inc.	757	17,880
Towers Watson & Co. Class A	271	19,761
TrueBlue Inc.[a]	107	2,217
United Rentals Inc.[a,b]	379	19,939
Universal Technical Institute Inc.	91	1,080
Valassis Communications Inc.	147	3,768
Vantiv Inc. Class Aa,b	183	4,123
Viad Corp.	88	2,292
Weight Watchers International Inc.	80	3,374
Western Union Co.	2,501	37,040
WEX Inc.[a,b]	177	13,413
WNS Holdings Ltd. SP ADR[a]	211	3,152
Wuxi PharmaTech (Caymen) Inc. SP ADR[a]	298	5,683
Xueda Education Group SP ADR[b]	107	365

		1,075,890

COMPUTERS — 2.36%
3D Systems Corp.[a,b]	193	7,380
Accenture PLC Class A	2,832	230,638
CACI International Inc. Class Aa	69	4,036
Camelot Information Systems Inc. SP ADR[a]	139	240
CGI Group Inc. Class Aa	1,210	38,309
CIBER Inc.[a]	261	1,112
Computer Sciences Corp.	612	28,672
Diebold Inc.	272	7,967
DST Systems Inc.	138	9,543
EMC Corp.[a]	9,162	205,504
Fusion-io Inc.[a,b]	411	7,719

Security	Shares	Value

Hewlett-Packard Co.	8,532	$175,759
IHS Inc. Class Aa	206	20,071
Imation Corp.[a,b]	137	504
Infosys Ltd. SP ADR[b]	2,122	88,572
International Business Machines Corp.	4,830	978,268
Lexmark International Inc. Class A	244	7,396
NCR Corp.[a]	665	18,134
Quantum Corp.[a,b]	981	1,403
RealD Inc.[a,b]	172	2,575
Spansion Inc. Class Aa	221	2,871
Teradata Corp.[a]	734	37,485
Unisys Corp.[a,b]	126	2,410
Wipro Ltd. SP ADR	2,786	22,260

		1,898,828
COSMETICS & PERSONAL CARE — 1.58%
Avon Products Inc.	1,904	44,097
Colgate-Palmolive Co.	2,026	241,925
Estee Lauder Companies Inc. (The) Class A	895	62,068
Procter & Gamble Co. (The)	11,957	917,939
Revlon Inc. Class Aa,b	129	2,496

		1,268,525
DISTRIBUTION & WHOLESALE — 0.22%
Arrow Electronics Inc.[a]	373	14,633
Genuine Parts Co.	658	50,225
Ingram Micro Inc. Class Aa	611	10,882
Owens & Minor Inc.	229	7,458
W.W. Grainger Inc.	278	68,519
Watsco Inc.	137	11,560
WESCO International Inc.[a]	164	11,757

		175,034
DIVERSIFIED FINANCIAL SERVICES — 2.33%
AerCap Holdings NVa	230	3,650
Affiliated Managers Group Inc.[a]	228	35,495
Air Lease Corp.	272	7,483
Aircastle Ltd.[b]	205	2,862
American Express Co.	4,174	285,543
Ameriprise Financial Inc.	895	66,704
Apollo Global Management LLC Class A	530	14,268
Arlington Asset Investment Corp. Class A	24	650
Artio Global Investors Inc. Class A	134	367
BlackRock Inc.[c]	583	155,369
Cash Store Financial Services Inc. (The)	227	686
Charles Schwab Corp. (The)	4,718	80,017
Cohen & Steers Inc.	88	3,477
Discover Financial Services	2,198	96,140
Doral Financial Corp.[a]	492	371
Eaton Vance Corp. NVS	506	20,179
Evercore Partners Inc. Class A	111	4,190
Federal Agricultural Mortgage Corp. Class C NVS	37	1,176
Federated Investors Inc. Class B	396	9,092
Fly Leasing Ltd. SP ADR	111	1,687
Franklin Resources Inc.	595	92,023
FXCM Inc. Class A	214	2,900
GAMCO Investors Inc. Class A	31	1,627
GFI Group Inc.	279	1,119
Greenhill & Co. Inc.	100	4,619
Higher One Holdings Inc.[a]	25	246

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Imperial Holdings Inc.[a]	73	$293
IntercontinentalExchange Inc.[a]	316	51,486
Invesco Ltd.	1,912	60,687
Investment Technology Group Inc.[a]	174	1,895
Janus Capital Group Inc.	791	7,056
JMP Group Inc.	74	478
KB Financial Group Inc. SP ADR	1,171	38,409
Knight Capital Group Inc. Class Aa,b	761	2,694
Lazard Ltd. Class A	468	15,865
Legg Mason Inc.	492	15,675
National Financial Partners Corp.[a]	113	2,863
Nationstar Mortgage Holdings Inc.[a,b]	375	13,789
Nelnet Inc. Class A	118	4,012
Noah Holdings Ltd. SP ADR	75	572
Nomura Holdings Inc. SP ADR[b]	15,072	123,440
NYSE Euronext Inc.	860	33,377
Ocwen Financial Corp.[a]	512	18,729
Oppenheimer Holdings Inc. Class A	50	925
ORIX Corp. SP ADR[a]	792	60,984
Piper Jaffray Companies Inc.[a]	82	2,768
Raymond James Financial Inc.	500	20,710
Shinhan Financial Group Co. Ltd. SP ADR[b]	1,476	50,612
Stifel Financial Corp.[a,b]	259	8,345
SWS Group Inc.[a]	136	774
TD Ameritrade Holding Corp.	1,005	20,010
Teton Advisors Inc. Class B	3	54
Visa Inc. Class A	2,321	390,996
Waddell & Reed Financial Inc. Class A	364	15,605
Walter Investment Management Corp.[a]	185	6,209
Westwood Holdings Group Inc.	36	1,573
Woori Finance Holdings Co. Ltd. SP ADR	498	16,165

		1,878,990
ELECTRIC — 2.94%
AES Corp. (The)	2,015	27,928
ALLETE Inc.	183	9,397
Alliant Energy Corp.	468	25,043
Ameren Corp.	1,096	39,730
Ameresco Inc. Class Aa	78	575
American Electric Power Co. Inc.	2,129	109,495
Atlantic Power Corp.	500	2,350
Avista Corp.	245	6,872
Black Hills Corp.	186	8,722
Calpine Corp.[a]	1,714	37,245
Centrais Eletricas Brasileiras SA SP ADR	1,267	3,408
CH Energy Group Inc.	69	4,483
China Hydroelectric Corp. SP ADR[a]	639	1,840
Cleco Corp.	259	12,826
CMS Energy Corp.	1,122	33,593
Companhia Energetica de Minas Gerais SP ADR	269	3,387
Consolidated Edison Inc.	1,287	81,918
CPFL Energia SA SP ADR	682	14,595
Dominion Resources Inc.	2,505	154,508
DTE Energy Co.	755	55,024
Duke Energy Corp.	3,093	232,594
Dynegy Inc.[a]	438	10,823
Edison International	1,266	68,111
El Paso Electric Co.	128	4,795
Empire District Electric Co. (The)	183	4,222
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	91	190
Empresa Nacional de Electricidad SA SP ADR	511	27,241
Enersis SA SP ADR	1,238	23,373

Security	Shares	Value

Entergy Corp.	772	$54,990
Exelon Corp.	3,729	139,875
FirstEnergy Corp.	1,844	85,930
Genie Energy Ltd. Class B	88	949
Great Plains Energy Inc.	684	16,505
Hawaiian Electric Industries Inc.	411	11,631
Huaneng Power International Inc. Class H SP ADR	324	15,034
IDACORP Inc.	210	10,334
Integrys Energy Group Inc.	335	20,623
ITC Holdings Corp.	221	20,381
Korea Electric Power Corp. SP ADR[a]	1,325	18,974
MDU Resources Group Inc.	813	20,284
National Fuel Gas Co.	364	22,830
NextEra Energy Inc.	1,845	151,345
Northeast Utilities	1,362	61,739
NorthWestern Corp.	152	6,539
NRG Energy Inc.	836	23,299
NV Energy Inc.	989	21,392
OGE Energy Corp.	432	31,290
Ormat Technologies Inc.	76	1,652
Pampa Energia SA SP ADR[a]	190	680
Pepco Holdings Inc.	954	21,560
PG&E Corp.	196	9,494
Pike Electric Corp.	74	1,157
Pinnacle West Capital Corp.	364	22,168
PNM Resources Inc.	335	8,043
Portland General Electric Co.	271	8,740
PPL Corp.	2,547	85,019
Public Service Enterprise Group Inc.	2,076	76,002
SCANA Corp.	514	27,859
Southern Co. (The)	3,817	184,094
TECO Energy Inc.	924	17,676
TransAlta Corp.	1,137	16,725
UIL Holdings Corp.	230	9,577
Unitil Corp.	82	2,485
UNS Energy Corp.	183	9,326
Westar Energy Inc.	527	18,424
Wisconsin Energy Corp.	990	44,491
Xcel Energy Inc.	1,960	62,308

		2,365,712
ELECTRICAL COMPONENTS & EQUIPMENT — 0.42%
Acuity Brands Inc.	152	11,090
AMETEK Inc.	1,019	41,483
Belden Inc.	171	8,451
China Ming Yang Wind Power Group Ltd. SP ADR[a]	278	348
Emerson Electric Co.	3,136	174,079
Energizer Holdings Inc.	268	25,886
EnerSys Inc.[a,b]	213	9,764
Generac Holdings Inc.	101	3,629
General Cable Corp.[a]	225	7,758
GrafTech International Ltd.[a,b]	554	3,978
Hubbell Inc. Class A	13	1,107
Hubbell Inc. Class B	222	21,303
Nidec Corp. SP ADR	1,608	27,240
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	601	415
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	449	1,131

		337,662
ELECTRONICS — 1.27%
Advantest Corp. SP ADR	661	9,908

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Agilent Technologies Inc.	1,532	$63,486
Amphenol Corp. Class A	686	51,807
AU Optronics Corp. SP ADR[a]	3,643	17,632
Avnet Inc.[a,b]	582	19,061
AVX Corp.	779	8,810
Badger Meter Inc.	69	3,014
Benchmark Electronics Inc.[a,b]	253	4,514
Brady Corp. Class A	183	6,200
Celestica Inc.[a]	574	4,959
Checkpoint Systems Inc.[a]	169	1,955
China Digital TV Holding Co. Ltd. SP ADR	227	381
CTS Corp.	145	1,544
ESCO Technologies Inc.	77	2,770
Honeywell International Inc.	3,322	244,300
Imax Corp.[a]	263	6,714
Jabil Circuit Inc.	791	14,080
Kemet Corp.[a,b]	185	1,153
Koninklijke Philips Electronics NV NYS	3,635	100,326
Kyocera Corp. SP ADR	800	81,120
LG Display Co. Ltd. SP ADR[a,b]	1,951	26,768
Methode Electronics Inc.	155	2,229
Mettler-Toledo International Inc.[a,b]	114	23,821
Nam Tai Electronics Inc.	126	953
Park Electrochemical Corp.	80	1,910
PerkinElmer Inc.	487	14,927
Pulse Electronics Corp.[a]	177	58
Rogers Corp.[a]	69	2,942
Sensata Technologies Holding NVa	304	10,169
Stoneridge Inc.[a]	167	1,264
TE Connectivity Ltd.	1,697	73,904
Thermo Fisher Scientific Inc.	1,559	125,780
Tyco International Ltd.	2,012	64,625
Vishay Intertechnology Inc.[a]	607	8,522
Vishay Precision Group Inc.[a,b]	145	2,078
Waters Corp.[a]	188	17,371
Watts Water Technologies Inc. Class A	95	4,471

		1,025,526
ENERGY — ALTERNATE SOURCES — 0.00%
FutureFuel Corp.	59	723
JinkoSolar Holding Co. Ltd. SP ADR[a]	51	360
LDK Solar Co. Ltd. SP ADR[a,b]	173	228
Renesola Ltd. SP ADR[a]	266	463
REX American Resources Corp.[a]	31	579
Trina Solar Ltd. SP ADR[a]	304	1,553

		3,906
ENGINEERING & CONSTRUCTION — 0.53%
ABB Ltd. SP ADR	10,044	226,693
AECOM Technology Corp.[a]	386	11,221
Chicago Bridge & Iron Co. NV	467	25,120
Dycom Industries Inc.[a]	148	2,859
EMCOR Group Inc.	280	10,472
Empresas ICA SAB de CV SP ADR[a]	630	6,936
Engility Holdings Inc.[a]	63	1,509
Fluor Corp.	639	36,410
Granite Construction Inc.	164	4,538
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	126	7,293
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	100	12,411
Jacobs Engineering Group Inc.[a]	569	28,723
KBR Inc.	551	16,574

Security	Shares	Value

MasTec Inc.[a,b]	222	$6,172
McDermott International Inc.[a]	869	9,281
Mistras Group Inc.[a]	69	1,308
Orion Marine Group Inc.[a]	113	1,035
Tutor Perini Corp.[a]	138	2,269
URS Corp.	335	14,713

		425,537
ENTERTAINMENT — 0.11%
Bally Technologies Inc.[a,b]	151	8,045
Cinemark Holdings Inc.	456	14,086
Dolby Laboratories Inc. Class A	186	6,110
International Game Technology	1,197	20,289
Lions Gate Entertainment Corp.[a]	297	7,368
Marriott Vacations Worldwide Corp.[a]	62	2,820
Pinnacle Entertainment Inc.[a]	262	4,994
Regal Entertainment Group Class A	301	5,400
Six Flags Entertainment Corp.	155	11,295
Speedway Motorsports Inc.	55	992
Vail Resorts Inc.	131	7,899

		89,298
ENVIRONMENTAL CONTROL — 0.24%
Calgon Carbon Corp.[a]	240	4,089
Clean Harbors Inc.[a]	205	11,679
Covanta Holding Corp.	403	8,060
Darling International Inc.[a]	493	9,125
EnergySolutions Inc.[a]	344	1,421
Met-Pro Corp.	61	817
Mine Safety Appliances Co.	136	6,528
Progressive Waste Solutions Ltd.	489	10,885
Republic Services Inc.	1,297	44,202
Waste Connections Inc.	527	20,000
Waste Management Inc.	1,912	78,354

		195,160
FOOD — 2.05%
B&G Foods Inc. Class A	245	7,561
BRF — Brasil Foods SA SP ADR	3,160	78,463
Campbell Soup Co.	810	37,592
Cencosud SA SP ADR[b]	346	5,885
Chiquita Brands International Inc.[a]	191	1,648
ConAgra Foods Inc.	1,779	62,923
Cosan Ltd. Class A	555	11,516
Dean Foods Co.[a]	703	13,455
Delhaize Group SP ADR	393	24,566
Dole Food Co. Inc.[a,b]	152	1,636
Flowers Foods Inc.	498	16,404
Fresh Del Monte Produce Inc.	166	4,218
General Mills Inc.	2,814	141,882
Gruma SAB de CV Series B SP ADR[a]	149	2,943
H.J. Heinz Co.	1,404	101,678
Harris Teeter Supermarkets Inc.	211	8,818
Hershey Co. (The)	716	63,839
Hillshire Brands Co.	546	19,607
Hormel Foods Corp.	575	23,730
Industrias Bachoco SAB de CV SP ADR	36	1,225
Ingredion Inc.	325	23,403
J.M. Smucker Co. (The)	456	47,073
Kellogg Co.	1,582	102,893

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Kroger Co. (The)	2,045	$70,307
McCormick & Co. Inc	64	4,584
McCormick & Co. Inc. NVS	529	38,056
Post Holdings Inc.[a]	116	5,080
Safeway Inc.	1,030	23,196
Smithfield Foods Inc.[a]	544	13,926
SUPERVALU Inc.	896	5,233
Sysco Corp.	2,548	88,823
Tootsie Roll Industries Inc.	169	5,278
TreeHouse Foods Inc.[a]	118	7,518
Tyson Foods Inc. Class A	1,258	30,985
Unilever NV NYS	7,540	320,299
Unilever PLC SP ADR	5,313	230,159
Weis Markets Inc.	79	3,305

		1,649,707
FOREST PRODUCTS & PAPER — 0.22%
Boise Inc.	358	2,860
Buckeye Technologies Inc.	170	6,390
Clearwater Paper Corp.[a]	98	4,510
Deltic Timber Corp.	52	3,249
Domtar Corp.	152	10,566
Fibria Celulose SA SP ADR[a]	832	8,894
International Paper Co.	1,841	86,490
KapStone Paper and Packaging Corp.	183	5,413
MeadWestvaco Corp.	620	21,378
Neenah Paper Inc.	69	1,984
P.H. Glatfelter Co.	194	4,656
Resolute Forest Products Inc.[a]	346	5,062
Sappi Ltd. SP ADR[a]	1,326	4,005
Schweitzer-Mauduit International Inc.	132	5,318
Wausau Paper Corp.	206	2,097
Xerium Technologies Inc.[a]	153	1,452

		174,324
GAS — 0.63%
AGL Resources Inc.	529	23,197
Atmos Energy Corp.	342	15,174
CenterPoint Energy Inc.	1,844	45,510
Chesapeake Utilities Corp.	69	3,682
Just Energy Group Inc.	708	4,758
Laclede Group Inc. (The)	88	4,110
National Grid PLC SP ADR	2,875	183,367
New Jersey Resources Corp.	183	8,638
NiSource Inc.	1,209	37,153
Northwest Natural Gas Co.	112	4,981
Piedmont Natural Gas Co.	303	10,432
Questar Corp.	753	19,119
Sempra Energy	1,065	88,235
South Jersey Industries Inc.	136	8,391
Southwest Gas Corp.	194	9,830
UGI Corp.	506	20,736
Vectren Corp.	335	12,583
WGL Holdings Inc.	211	9,752

		509,648
HAND & MACHINE TOOLS — 0.12%
Kennametal Inc.	259	10,358
Regal Beloit Corp.	157	12,343
Snap-on Inc.	246	21,205

Security	Shares	Value

Stanley Black & Decker Inc.	701	$52,442

		96,348
HEALTH CARE — PRODUCTS — 1.43%
Alere Inc.[a]	302	7,755
Baxter International Inc.	2,146	149,941
Becton, Dickinson and Co.	867	81,758
Boston Scientific Corp.[a]	5,554	41,599
C.R. Bard Inc.	342	33,981
Cantel Medical Corp.	128	4,046
CareFusion Corp.[a]	876	29,293
Cooper Companies Inc. (The)	183	20,203
Covidien PLC	2,064	131,766
CryoLife Inc.	117	702
Edwards Lifesciences Corp.[a]	443	28,259
Greatbatch Inc.[a]	98	2,738
Haemonetics Corp.[a,b]	213	8,200
Hanger Inc.[a,b]	145	4,407
Hill-Rom Holdings Inc.	264	8,994
Hospira Inc.[a]	644	21,329
Invacare Corp.	130	1,748
Luxottica Group SpA SP ADR	665	34,434
Medtronic Inc.	4,432	206,886
Mindray Medical International Ltd. SP ADR	397	15,678
Nordion Inc.	240	1,682
ResMed Inc.[b]	613	29,436
Smith & Nephew PLC SP ADR	720	41,141
St. Jude Medical Inc.	1,126	46,414
Steris Corp.	228	9,483
Stryker Corp.	1,191	78,106
Symmetry Medical Inc.[a]	152	1,812
Teleflex Inc.	176	13,751
Varian Medical Systems Inc.[a]	461	30,030
West Pharmaceutical Services Inc.	108	6,897
Zimmer Holdings Inc.	753	57,567

		1,150,036
HEALTH CARE — SERVICES — 1.31%
Aetna Inc.	1,458	83,748
Assisted Living Concepts Inc. Class A	88	1,049
Brookdale Senior Living Inc.[a]	530	13,669
Capital Senior Living Corp.[a,b]	115	2,790
Centene Corp.[a]	177	8,177
China Cord Blood Corp.[a,b]	164	474
Cigna Corp.	1,247	82,514
Community Health Systems Inc.	374	17,043
Concord Medical Services Holdings Ltd. SP ADR[a]	95	403
Covance Inc.[a,b]	204	15,210
Coventry Health Care Inc.	516	25,568
DaVita HealthCare Partners Inc.[a]	451	53,511
Emeritus Corp.[a]	50	1,285
Five Star Quality Care Inc.[a]	200	946
Fresenius Medical Care AG & Co. KGaA SP ADR	1,818	62,285
HCA Holdings Inc.	1,837	73,278
Health Management Associates Inc. Class Aa	1,133	13,018
Health Net Inc.[a]	300	8,820
HealthSouth Corp.[a,b]	404	11,110
Humana Inc.	690	51,136
Kindred Healthcare Inc.[a,b]	221	2,318
Laboratory Corp. of America Holdings[a]	403	37,624
MEDNAX Inc.[a,b]	222	19,698

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Molina Healthcare Inc.[a]	81	$2,689
Quest Diagnostics Inc.	689	38,811
Select Medical Holdings Corp.	462	3,812
Tenet Healthcare Corp.[a]	454	20,593
Triple-S Management Corp. Class Ba	88	1,587
UnitedHealth Group Inc.	4,461	267,348
Universal American Corp.	267	2,283
Universal Health Services Inc. Class B	345	22,974
Vanguard Health Systems Inc.[a]	223	3,262
WellCare Health Plans Inc.[a]	183	10,671
WellPoint Inc.	1,309	95,452

		1,055,156
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Administradora de Fondos de Pensiones Provida SA SP ADR	24	2,496
Leucadia National Corp.	905	27,956
Oaktree Capital Group LLC	122	6,334

		36,786
HOME BUILDERS — 0.23%
Beazer Homes USA Inc.[a,b]	139	2,246
Brookfield Residential Properties Inc.[a]	442	10,559
D.R. Horton Inc.	1,096	28,584
Hovnanian Enterprises Inc. Class Aa,b	260	1,417
KB Home	286	6,446
Lennar Corp. Class Ab	552	22,753
Lennar Corp. Class B	50	1,631
M.D.C. Holdings Inc.	126	4,738
M/I Homes Inc.[a]	78	1,919
Meritage Homes Corp.[a]	152	7,416
NVR Inc.[a]	21	21,630
PulteGroup Inc.[a]	1,544	32,409
Ryland Group Inc. (The)	171	7,705
Standard-Pacific Corp.[a,b]	575	5,204
Thor Industries Inc.	170	6,305
Toll Brothers Inc.[a]	671	23,022
Winnebago Industries Inc.[a]	126	2,308

		186,292
HOME FURNISHINGS — 0.16%
Ethan Allen Interiors Inc.	69	2,020
Furniture Brands International Inc.[a]	202	222
Harman International Industries Inc.	267	11,938
La-Z-Boy Inc.	221	3,991
Sony Corp. SP ADR	3,972	65,260
Tempur-Pedic International Inc.[a]	250	12,125
Whirlpool Corp.	278	31,770

		127,326
HOUSEHOLD PRODUCTS & WARES — 0.41%
ACCO Brands Corp.[a]	449	3,031
American Greetings Corp. Class A	92	1,696
Avery Dennison Corp.	316	13,098
Blyth Inc.	50	824
Church & Dwight Co. Inc.	606	38,717
Clorox Co. (The)	570	49,163
CSS Industries Inc.	38	1,089
Jarden Corp.[a]	300	13,503
Kimberly-Clark Corp.	1,703	175,733

Security	Shares	Value

Prestige Brands Holdings Inc.[a,b]	152	$4,096
Scotts Miracle-Gro Co. (The) Class A	90	4,082
Spectrum Brands Holdings Inc.	80	4,480
Tupperware Brands Corp.	240	19,272

		328,784
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	1,247	32,846
Toro Co. (The)	260	11,703

		44,549
INSURANCE — 4.76%
ACE Ltd.	1,449	129,164
Aegon NV NYS	7,845	53,032
Aflac Inc.	1,963	106,866
Alleghany Corp.[a]	59	23,231
Allied World Assurance Co. Holdings Ltd.	147	13,349
Allstate Corp. (The)	2,000	98,520
American Equity Investment Life Holding Co.	253	3,856
American Financial Group Inc.	341	16,460
American International Group Inc.[a]	6,465	267,780
American Safety Insurance Holdings Ltd.[a]	44	1,059
Aon PLC	1,368	82,559
Arthur J. Gallagher & Co.	550	23,347
Aspen Insurance Holdings Ltd.[b]	299	11,419
Assurant Inc.	290	13,787
Assured Guaranty Ltd.	680	14,028
Aviva PLC SP ADR	6,415	61,520
Axis Capital Holdings Ltd.	507	22,627
Berkshire Hathaway Inc. Class Ba	8,345	887,240
Brown & Brown Inc.	536	16,611
China Life Insurance Co. Ltd. Class H SP ADR	2,178	90,779
Chubb Corp. (The)	1,133	99,783
Citizens Inc.[a,b]	224	1,465
CNA Financial Corp.	1,194	40,250
CNO Financial Group Inc.	955	10,811
Endurance Specialty Holdings Ltd.	171	8,374
Everest Re Group Ltd.	221	29,833
FBL Financial Group Inc. Class A	39	1,533
Fidelity National Financial Inc. Class A	929	24,944
First American Financial Corp.	449	12,020
Genworth Financial Inc. Class Aa	2,227	22,337
Hanover Insurance Group Inc. (The)	204	10,288
Hartford Financial Services Group Inc. (The)	1,894	53,202
HCC Insurance Holdings Inc.	440	18,744
Hilltop Holdings Inc.[a]	174	2,330
Horace Mann Educators Corp.	168	3,788
ING Groep NV SP ADR[a]	16,303	133,848
Kemper Corp.	212	6,754
Kingsway Financial Services Inc.[a]	41	152
Lincoln National Corp.	1,171	39,826
Loews Corp.	1,368	61,109
Manulife Financial Corp.	8,015	118,462
Markel Corp.[a,b]	40	21,450
Marsh & McLennan Companies Inc.	2,353	89,438
MBIA Inc.[a]	639	6,045
Meadowbrook Insurance Group Inc.	223	1,735
Mercury General Corp.	145	6,628
MetLife Inc.	3,857	150,384
MGIC Investment Corp.[a]	760	4,104
Montpelier Re Holdings Ltd.	207	5,332

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Old Republic International Corp.	924	$12,474
OneBeacon Insurance Group Ltd. Class A	99	1,345
PartnerRe Ltd.	263	24,811
Phoenix Companies Inc. (The)[a]	35	1,019
Platinum Underwriters Holdings Ltd.	131	7,434
Primerica Inc.	40	1,358
Principal Financial Group Inc.	1,255	45,305
ProAssurance Corp.	278	13,619
Progressive Corp. (The)	2,132	53,918
Protective Life Corp.	281	10,695
Prudential Financial Inc.	2,018	121,928
Prudential PLC SP ADR	5,012	173,114
Radian Group Inc.[b]	563	6,728
Reinsurance Group of America Inc.	138	8,632
RenaissanceRe Holdings Ltd.[b]	202	18,966
RLI Corp.	107	7,688
StanCorp Financial Group Inc.	188	8,118
Stewart Information Services Corp.	88	2,382
Sun Life Financial Inc.	2,628	74,083
Symetra Financial Corp.	149	2,031
Torchmark Corp.	401	24,890
Travelers Companies Inc. (The)	1,665	142,208
Unum Group	1,209	33,719
Validus Holdings Ltd.	171	6,602
W.R. Berkley Corp.	492	21,363
White Mountains Insurance Group Ltd.[b]	17	9,831
Willis Group Holdings PLC	758	30,077
XL Group PLC	1,304	40,607

		3,827,148
INTERNET — 0.18%
Active Network Inc. (The)[a,b]	187	941
AOL Inc.	227	8,771
Bankrate Inc.[a]	344	4,637
Dice Holdings Inc.[a,b]	221	1,865
E-Commerce China Dangdang Inc. SP ADR[a]	386	1,482
Giant Interactive Group Class Aa	706	5,288
IntraLinks Holdings Inc.[a]	166	950
LinkedIn Corp. Class Aa	348	66,847
Pandora Media Inc.[a,b]	92	1,282
Qihoo 360 Technology Co. Ltd. SP ADR[a]	325	11,147
Rackspace Hosting Inc.[a]	424	20,437
Renren Inc. SP ADR[a]	1,421	3,979
Safeguard Scientifics Inc.[a,b]	172	2,776
SouFun Holdings Ltd. SP ADR	101	2,585
XO Group Inc.[a]	266	2,995
Youku Tudou Inc.[a]	400	8,104

		144,086
IRON & STEEL — 0.54%
AK Steel Holding Corp.[b]	462	1,548
Allegheny Technologies Inc.	468	12,627
ArcelorMittal NYS[b]	3,831	47,849
Carpenter Technology Corp.	240	10,790
Cliffs Natural Resources Inc.[b]	610	13,018
Commercial Metals Co.	405	5,921
Companhia Siderurgica Nacional SA SP ADR	3,173	12,692
Mechel OAO SP ADR	639	2,607
Nucor Corp.	1,241	54,133
POSCO SP ADR	1,291	92,939
Reliance Steel & Aluminum Co.	305	19,846

Security	Shares	Value

Ternium SA SP ADR	206	$4,823
United States Steel Corp.[b]	658	11,712
Vale SA SP ADR	8,492	145,128

		435,633
LEISURE TIME — 0.28%
Brunswick Corp.	287	9,086
Callaway Golf Co.	272	1,822
Carnival Corp.	1,817	62,705
Carnival PLC SP ADR	820	29,627
Harley-Davidson Inc.	990	54,103
Life Time Fitness Inc.[a,b]	170	7,851
Polaris Industries Inc.	301	25,943
Royal Caribbean Cruises Ltd.	754	27,544
WMS Industries Inc.[a]	241	6,117

		224,798
LODGING — 0.45%
7 Days Group Holdings Ltd. SP ADR[a]	183	2,487
Boyd Gaming Corp.[a]	69	828
Choice Hotels International Inc.	211	8,242
Hyatt Hotels Corp. Class Aa	25	1,067
InterContinental Hotels Group PLC	1,040	30,732
Las Vegas Sands Corp.	2,965	166,781
Marcus Corp.	88	1,130
Marriott International Inc. Class A	810	34,879
MGM Resorts International[a]	1,640	23,157
Orient-Express Hotels Ltd. Class Aa	398	4,020
Red Lion Hotels Corp.[a]	74	483
Starwood Hotels & Resorts Worldwide Inc.	831	53,616
Wyndham Worldwide Corp.	553	33,224

		360,646
MACHINERY — 1.06%
AGCO Corp.	415	22,099
Alamo Group Inc.	22	882
Albany International Corp. Class A	110	3,196
Applied Industrial Technologies Inc.	164	6,929
Babcock & Wilcox Co. (The)	494	13,437
Briggs & Stratton Corp.	212	4,768
Caterpillar Inc.	2,520	213,368
CNH Global NV	166	6,828
Cummins Inc.	832	88,516
Deere & Co.	1,691	151,006
Flowserve Corp.	214	33,838
Gardner Denver Inc.	189	14,192
Graco Inc.	259	15,677
Hyster-Yale Materials Handling Inc.	23	1,200
IDEX Corp.	378	19,667
Intermec Inc.[a]	221	2,175
Joy Global Inc.	468	26,451
Kadant Inc.	51	1,411
Kubota Corp. SP ADR	815	58,313
Lindsay Corp.	52	3,995
Manitowoc Co. Inc. (The)	570	10,693
NACCO Industries Inc. Class A	24	1,392
Rockwell Automation Inc.	601	50,953
Roper Industries Inc.	381	45,587
Tennant Co.	71	3,395
Terex Corp.[a]	420	12,012

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Wabtec Corp.	202	$21,198
Xylem Inc.	832	23,088

		856,266
MANUFACTURING — 3.15%
3M Co.	2,637	276,120
A.O. Smith Corp.	164	12,371
Actuant Corp. Class A	291	9,108
AptarGroup Inc.	260	14,586
AZZ Inc.	107	4,525
Barnes Group Inc.	204	5,665
Blount International Inc.[a,b]	206	2,861
Carlisle Companies Inc.	278	18,034
CLARCOR Inc.	189	9,771
Colfax Corp.[a,b]	240	11,201
Crane Co.	215	11,573
Danaher Corp.	2,551	155,458
Donaldson Co. Inc.	639	23,247
Dover Corp.	772	53,253
Eaton Corp. PLC	1,482	91,010
EnPro Industries Inc.[a]	56	2,760
Fabrinet[a]	50	686
Federal Signal Corp.[a]	263	2,041
General Electric Co.	45,520	1,014,641
GP Strategies Corp.[a]	69	1,521
Harsco Corp.	339	7,400
Hexcel Corp.[a]	416	12,688
Hillenbrand Inc.	265	6,659
Illinois Tool Works Inc.	1,773	114,465
Ingersoll-Rand PLC	1,310	70,478
ITT Corp.	361	9,964
John Bean Technologies Corp.	126	2,613
Koppers Holdings Inc.	54	2,371
Leggett & Platt Inc.	487	15,701
LSB Industries Inc.[a]	78	2,547
Lydall Inc.[a]	70	1,004
Movado Group Inc.	76	2,298
Myers Industries Inc.	146	2,164
NL Industries Inc.	22	248
Pall Corp.	488	32,554
Parker Hannifin Corp.	626	55,445
Pentair Ltd. Registered	905	49,187
Polypore International Inc.[a,b]	202	8,470
Siemens AG SP ADR	3,380	353,244
SPX Corp.	177	13,188
Standex International Corp.	52	2,751
STR Holdings Inc.[a]	174	392
Sturm, Ruger & Co. Inc.	81	4,153
Textron Inc.	1,234	31,775
Tredegar Corp.	96	2,842
Trinity Industries Inc.	224	9,455

		2,534,488
MEDIA — 1.73%
A.H. Belo Corp. Class A	79	458
Belo Corp. Class A	393	4,213
Cablevision NY Group Class A	888	13,196
CBS Corp. Class A	37	1,696
CBS Corp. Class B NVS	2,511	114,954
Demand Media Inc.[a]	301	2,607
Dolan Co. (The)[a]	118	204

Security	Shares	Value

E.W. Scripps Co. (The) Class Aa	133	$1,847
Entercom Communications Corp. Class Aa	202	1,598
Entravision Communications Corp. Class A	584	2,254
FactSet Research Systems Inc.[b]	183	17,215
Gannett Co. Inc.	1,004	20,241
Grupo Televisa SAB SP ADR	2,266	57,375
John Wiley & Sons Inc. Class A	194	7,405
Journal Communications Inc. Class Aa	169	1,151
Meredith Corp.	154	5,978
New York Times Co. (The) Class Aa	348	3,083
Nielsen Holdings NV	146	5,054
Pearson PLC SP ADR	3,585	65,498
Promotora de Informaciones SA Class A SP ADR[a]	373	399
Promotora de Informaciones SA Class B SP ADR[a]	392	498
Reed Elsevier NV SP ADR	1,592	52,966
Reed Elsevier PLC SP ADR	1,325	61,771
Scripps Networks Interactive Inc. Class A	346	23,037
Shaw Communications Inc. Class B	1,558	35,444
Thomson Reuters Corp.	1,591	53,283
Time Warner Cable Inc.	1,161	109,006
Time Warner Inc.	3,861	230,811
Walt Disney Co. (The)	7,868	494,425
Washington Post Co. (The) Class B	14	6,207
World Wrestling Entertainment Inc. Class A	146	1,340

		1,395,214
METAL FABRICATE & HARDWARE — 0.29%
A.M. Castle & Co.[a]	76	1,316
Ampco-Pittsburgh Corp.	35	656
CIRCOR International Inc.	72	3,408
Furmanite Corp.[a]	156	991
Kaydon Corp.	137	3,266
Mueller Industries Inc.	89	4,608
Mueller Water Products Inc. Class A	658	3,895
Precision Castparts Corp.	639	122,234
Rexnord Corp.[a,b]	402	7,324
RTI International Metals Inc.[a]	126	3,657
Sims Metal Management Ltd. SP ADR	861	8,601
Tenaris SA SP ADR	727	32,344
Timken Co. (The)	329	17,296
Valmont Industries Inc.	116	16,905
Worthington Industries Inc.	249	8,013

		234,514
MINING — 2.44%
Agnico-Eagle Mines Ltd.	756	24,411
Alamos Gold Inc.[a]	552	7,684
Alcoa Inc.	4,648	39,508
Alumina Ltd. SP ADR[a]	1,220	4,880
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	667	6,437
AMCOL International Corp.	156	4,800
AngloGold Ashanti Ltd. SP ADR	932	18,174
AuRico Gold Inc.	1,312	6,783
Barrick Gold Corp.	4,409	86,901
BHP Billiton Ltd. SP ADR[b]	7,036	472,960
BHP Billiton PLC SP ADR	4,458	252,011
Cameco Corp.	1,741	33,967
Coeur d’Alene Mines Corp.[a]	379	5,776
Compania de Minas Buenaventura SA SP ADR	870	17,417
Compass Minerals International Inc.	99	8,568
DRDGOLD Ltd. SP ADR	57	388

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Eldorado Gold Corp.	3,156	$24,996
Endeavour Silver Corp.[a]	506	2,636
First Majestic Silver Corp.[a]	491	6,059
Fortuna Silver Mines Inc.[a]	666	2,105
Franco-Nevada Corp.	512	22,339
Freeport-McMoRan Copper & Gold Inc.	4,003	121,811
Gold Fields Ltd. SP ADR	3,177	23,700
Goldcorp Inc.	3,516	104,003
Harmony Gold Mining Co. Ltd. SP ADR	1,418	7,274
Hecla Mining Co.	1,181	4,015
HudBay Minerals Inc.	734	5,843
IAMGOLD Corp.	1,687	9,059
Jaguar Mining Inc.[a,b]	343	144
Kinross Gold Corp.	5,009	27,249
Materion Corp.	88	2,331
McEwen Mining Inc.[a,b]	834	1,943
Molycorp Inc.[a,b]	629	3,673
Newmont Mining Corp.	2,146	69,530
Noranda Aluminium Holding Corp.	224	853
Pretium Resources Inc.[a]	316	2,316
Primero Mining Corp.[a]	354	2,096
Rio Tinto PLC SP ADR	5,380	247,803
Sibanye Gold Ltd. SP ADR[a]	795	3,061
Silver Wheaton Corp.	1,481	36,329
Silvercorp Metals Inc.	739	2,165
Southern Copper Corp.	3,720	123,988
Sterlite Industries (India) Ltd. SP ADR	1,555	11,243
Stillwater Mining Co.[a]	392	4,877
Tahoe Resources Inc.[a]	248	4,305
Teck Resources Ltd. Class B	2,083	55,345
Thompson Creek Metals Co. Inc.[a,b]	639	1,911
Turquoise Hill Resources Ltd.[a]	2,448	17,209
USEC Inc.[a]	624	200
Yamana Gold Inc.	1,506	18,524

		1,961,600
OFFICE & BUSINESS EQUIPMENT — 0.26%
Canon Inc. SP ADR	4,216	151,818
Pitney Bowes Inc.	867	11,852
Xerox Corp.	4,883	41,896

		205,566
OFFICE FURNISHINGS — 0.02%
HNI Corp.	153	5,268
Knoll Inc.	202	3,143
Steelcase Inc. Class A	373	4,737

		13,148
OIL & GAS — 11.66%
Advantage Oil & Gas Ltd.[a]	696	2,763
Alon USA Energy Inc.	59	979
Anadarko Petroleum Corp.	2,188	185,455
Apache Corp.	1,694	125,153
Atwood Oceanics Inc.[a]	221	10,840
Baytex Energy Corp.	544	21,466
Berry Petroleum Co. Class A	240	11,498
Bill Barrett Corp.[a,b]	195	3,873
Bonanza Creek Energy Inc.[a]	183	6,286
BP PLC SP ADR	13,977	609,397
BPZ Resources Inc.[a]	449	961

Security	Shares	Value

Cabot Oil & Gas Corp.	908	$61,789
Callon Petroleum Co.[a]	164	587
Canadian Natural Resources Ltd.	4,135	121,321
Cenovus Energy Inc.	3,252	97,365
Chesapeake Energy Corp.	2,861	55,904
Chevron Corp.	8,507	1,037,939
China Petroleum & Chemical Corp. Class H SP ADR	802	88,669
Cimarex Energy Co.	362	26,491
CNOOC Ltd. SP ADR	704	131,887
Cobalt International Energy Inc.[a]	841	23,498
Comstock Resources Inc.[a]	202	3,163
Concho Resources Inc.[a]	436	37,553
ConocoPhillips	5,318	321,473
Continental Resources Inc.[a]	211	16,863
CVR Energy Inc.	73	3,597
Delek US Holdings Inc.	270	9,744
Denbury Resources Inc.[a]	1,425	25,493
Devon Energy Corp.	1,658	91,289
Diamond Offshore Drilling Inc.	557	38,489
Ecopetrol SA SP ADR	1,099	52,279
Encana Corp.[b]	3,224	59,483
Endeavour International Corp.[a,b]	164	449
Energen Corp.	306	14,511
Enerplus Corp.	815	11,492
Eni SpA SP ADR	5,889	281,553
Ensco PLC Class A	1,011	58,314
EOG Resources Inc.	1,190	144,180
EPL Oil & Gas Inc.[a]	53	1,732
EQT Corp.	632	47,476
Equal Energy Ltd.	145	539
EXCO Resources Inc.	658	4,777
Exxon Mobil Corp.	19,606	1,744,738
Forest Oil Corp.[a]	481	2,015
Goodrich Petroleum Corp.[a]	116	1,513
Halcon Resources Corp.[a,b]	1,392	9,104
Harvest Natural Resources Inc.[a]	145	476
Helmerich & Payne Inc.	450	26,379
Hess Corp.	1,313	94,772
HollyFrontier Corp.	893	44,159
Hyperdynamics Corp.[a,b]	1,107	613
InterOil Corp.[a]	172	13,609
Kodiak Oil & Gas Corp.[a]	1,133	8,871
Kosmos Energy Ltd.[a]	319	3,506
Laredo Petroleum Holdings Inc.[a,b]	129	2,219
Lone Pine Resources Inc.[a]	357	350
Magnum Hunter Resources Corp.a,b	798	2,171
Marathon Oil Corp.	3,044	99,448
Marathon Petroleum Corp.	1,445	113,230
McMoRan Exploration Co.[a]	355	5,875
Miller Energy Resources Inc.[a]	136	517
Murphy Oil Corp.	802	49,796
Nabors Industries Ltd.	1,209	17,881
Newfield Exploration Co.[a]	468	10,198
Noble Corp.	1,089	40,838
Noble Energy Inc.	671	76,018
Oasis Petroleum Inc.[a]	240	8,215
Occidental Petroleum Corp.	3,495	311,964
Panhandle Oil and Gas Inc.	33	940
Parker Drilling Co.[a]	492	2,027
Pengrowth Energy Corp.	2,197	11,117
Penn Virginia Corp.	191	770
Penn West Petroleum Ltd.	2,151	19,854
Petrobras Argentina SA Class B SP ADR	268	1,319

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

PetroChina Co. Ltd. Class H SP ADR	907	$115,969
Petroleo Brasileiro SA SP ADR	6,682	127,960
PetroQuest Energy Inc.[a]	252	1,079
Phillips 66	2,731	166,454
Pioneer Natural Resources Co.	531	64,904
Plains Exploration & Production Co.[a]	500	22,600
Precision Drilling Corp.	1,171	9,485
QEP Resources Inc.	688	19,752
Quicksilver Resources Inc.[a]	168	423
Range Resources Corp.	644	47,347
Resolute Energy Corp.[a,b]	215	1,982
Rowan Companies PLC Class Aa,b	544	17,696
Royal Dutch Shell PLC Class A SP ADR	8,133	552,800
Royal Dutch Shell PLC Class B SP ADR	5,771	402,758
SandRidge Energy Inc.[a,b]	1,978	10,167
Seadrill Ltd.[b]	1,494	57,504
SM Energy Co.	280	17,080
Southwestern Energy Co.[a]	1,366	51,116
Statoil ASA SP ADR	4,600	112,700
Stone Energy Corp.[a]	207	4,084
Suncor Energy Inc.	6,673	207,864
Swift Energy Co.[a]	183	2,368
Talisman Energy Inc.	4,498	53,481
Tesoro Corp.	506	27,020
Total SA SP ADR	9,330	468,739
Transocean Ltd.[a]	1,517	78,080
Ultra Petroleum Corp.[a]	643	13,760
Unit Corp.[a]	158	6,641
VAALCO Energy Inc.[a]	240	1,613
Valero Energy Corp.	2,427	97,857
W&T Offshore Inc.	153	1,787
Western Refining Inc.	235	7,264
Whiting Petroleum Corp.[a]	526	23,407
WPX Energy Inc.[a,b]	830	12,973
YPF SA SP ADR	476	6,307

		9,386,093
OIL & GAS SERVICES — 1.50%
Baker Hughes Inc.	1,901	86,286
Basic Energy Services Inc.[a,b]	177	2,430
C&J Energy Services Inc.[a]	223	4,413
Cal Dive International Inc.[a,b]	398	665
Cameron International Corp.[a]	963	59,273
CARBO Ceramics Inc.	58	4,098
Compagnie Generale de Geophysique-Veritas SP ADR	780	16,653
Core Laboratories NV	190	27,508
Dresser-Rand Group Inc.[a]	297	16,516
Dril-Quip Inc.[a]	164	13,728
Exterran Holdings Inc.[a]	193	5,099
Flotek Industries Inc.[a,b]	209	3,352
FMC Technologies Inc.[a]	823	44,689
Global Geophysical Services Inc.[a]	164	597
Halliburton Co.	4,063	173,775
Helix Energy Solutions Group Inc.[a]	430	9,907
Hornbeck Offshore Services Inc.[a]	167	7,502
ION Geophysical Corp.[a,b]	506	3,157
Key Energy Services Inc.[a]	604	3,588
MRC Global Inc.[a]	108	3,235
National Oilwell Varco Inc.	1,879	122,548
Natural Gas Services Group Inc.[a]	90	1,817
Newpark Resources Inc.[a,b]	383	4,022
North American Energy Partners Inc.[a]	263	1,065

Security	Shares	Value

Oceaneering International Inc.	481	$33,752
Oil States International Inc.[a]	232	20,732
RPC Inc.	527	6,977
Schlumberger Ltd.	5,835	434,299
SEACOR Holdings Inc.	78	5,625
Superior Energy Services Inc.[a]	709	19,561
Targa Resources Corp.	119	7,825
TETRA Technologies Inc.[a]	323	2,949
Thermon Group Holdings Inc.[a]	33	647
Vermilion Energy Inc.[a]	224	11,480
Weatherford International Ltd.[a]	3,289	42,066
Willbros Group Inc.[a]	203	1,929

		1,203,765
PACKAGING & CONTAINERS — 0.22%
Ball Corp.	659	29,075
Bemis Co. Inc.	424	16,684
Crown Holdings Inc.[a]	639	27,273
Graphic Packaging Holding Co.[a]	397	2,985
Greif Inc. Class A	15	723
Greif Inc. Class B	23	1,191
Owens-Illinois Inc.[a]	588	15,453
Packaging Corp. of America	433	20,594
Rock-Tenn Co. Class A	287	28,740
Sealed Air Corp.	875	19,355
Sonoco Products Co.	405	14,191

		176,264
PHARMACEUTICALS — 8.48%
Abbott Laboratories	6,901	254,785
AbbVie Inc.	6,947	319,909
Actavis Inc.[a]	493	52,125
Allergan Inc.	1,309	148,637
AmerisourceBergen Corp.	1,031	55,798
AstraZeneca PLC SP ADR	5,474	284,210
Bristol-Myers Squibb Co.	7,187	285,468
Cardinal Health Inc.	1,352	59,785
Dr. Reddy’s Laboratories Ltd. SP ADR	567	21,478
Elan Corp. PLC SP ADR[a]	1,862	21,785
Eli Lilly and Co.	4,387	242,952
Forest Laboratories Inc.[a]	990	37,036
GlaxoSmithKline PLC SP ADR	8,856	457,324
Herbalife Ltd.[b]	474	18,823
Johnson & Johnson	12,236	1,042,874
McKesson Corp.	1,011	106,984
Mead Johnson Nutrition Co. Class A	870	70,548
Merck & Co. Inc.	12,448	585,056
Novartis AG SP ADR	10,528	776,545
Novo-Nordisk A/S SP ADR	1,805	318,817
Omega Protein Corp.[a]	82	763
Omnicare Inc.	417	18,252
Opko Health Inc.[a,b]	642	4,276
Pfizer Inc.	31,478	915,066
PharMerica Corp.[a]	126	1,624
Sanofi SP ADR	8,575	457,476
Simcere Pharmaceutical Group SP ADR[a]	215	1,952
Teva Pharmaceutical Industries Ltd. SP ADR	4,028	154,232
USANA Health Sciences Inc.[a,b]	31	1,749
Valeant Pharmaceuticals International Inc.[a]	1,257	95,633

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Zoetis Inc.	378	$12,482

		6,824,444
PIPELINES — 0.96%
Enbridge Inc.	3,573	170,075
Kinder Morgan Inc.	4,134	161,639
ONEOK Inc.	791	40,626
Pembina Pipeline Corp.[a]	1,288	42,246
SemGroup Corp. Class Aa	177	9,177
Spectra Energy Corp.	2,884	90,933
TransCanada Corp.	2,958	146,451
Transportadora de Gas del Sur SA SP ADR	300	510
Williams Companies Inc. (The)	2,873	109,547

		771,204
REAL ESTATE — 0.33%
Alexander & Baldwin Inc.[a]	175	5,960
Brookfield Asset Management Inc. Class A	2,603	100,450
Brookfield Office Properties Inc.	1,019	18,760
CBRE Group Inc. Class Aa	1,348	32,649
E-House (China) Holdings Ltd. SP ADR	240	1,114
Forest City Enterprises Inc. Class Aa	696	12,994
Forestar Group Inc.[a]	79	1,702
Gafisa SA SP ADR[a]	906	3,597
Gazit-Globe Ltd.	126	1,670
HFF Inc. Class A	152	3,184
Howard Hughes Corp. (The)[a]	155	14,629
IRSA Inversiones y Representaciones SA SP ADR	110	948
Jones Lang LaSalle Inc.	125	12,377
Kennedy-Wilson Holdings Inc.	151	2,511
Realogy Holdings Corp.[a]	680	32,640
St. Joe Co. (The)[a,b]	55	1,076
WP Carey Inc.	245	17,277

		263,538
REAL ESTATE INVESTMENT TRUSTS — 3.25%
Acadia Realty Trust	202	5,767
AG Mortgage Investment Trust Inc.	202	5,226
Agree Realty Corp.	162	4,871
Alexander’s Inc.	4	1,232
Alexandria Real Estate Equities Inc.	263	19,139
American Assets Trust Inc.	128	4,321
American Campus Communities Inc.	460	20,534
American Tower Corp.	1,754	147,318
Annaly Capital Management Inc.	4,175	66,550
Anworth Mortgage Asset Corp.	563	3,553
Apartment Investment and Management Co. Class A	586	18,230
Apollo Commercial Real Estate Finance Inc.	88	1,561
Apollo Residential Mortgage Inc.	96	2,137
ARMOUR Residential REIT Inc.	916	5,945
Ashford Hospitality Trust Inc.	172	2,215
Associated Estates Realty Corp.	304	5,432
AvalonBay Communities Inc.	476	63,327
BioMed Realty Trust Inc.	529	11,908
Boston Properties Inc.	687	75,178
Brandywine Realty Trust	568	8,480
BRE Properties Inc. Class A	289	14,589
Camden Property Trust	354	25,608
Campus Crest Communities Inc.	227	3,101
CapLease Inc.	319	2,239

Security	Shares	Value

Capstead Mortgage Corp.	356	$4,728
CBL & Associates Properties Inc.	514	12,408
Cedar Realty Trust Inc.	280	1,795
Chatham Lodging Trust	88	1,611
Chesapeake Lodging Trust	136	3,218
Chimera Investment Corp.	4,781	15,777
Colonial Properties Trust	316	7,334
Colony Financial Inc.	268	5,976
CommonWealth REIT	354	7,905
CoreSite Realty Corp.	52	1,881
Corporate Office Properties Trust	240	6,958
Corrections Corp. of America	416	15,059
Cousins Properties Inc.	354	3,866
CubeSmart	588	10,331
CYS Investments Inc.	753	9,360
DCT Industrial Trust Inc.	853	6,679
DDR Corp.[b]	929	17,038
DiamondRock Hospitality Co.	872	8,703
Digital Realty Trust Inc.[b]	538	37,940
Douglas Emmett Inc.	411	10,756
Duke Realty Corp.	1,316	23,214
DuPont Fabros Technology Inc.[b]	228	5,732
Dynex Capital Inc.	265	2,849
EastGroup Properties Inc.	132	8,325
Education Realty Trust Inc.	335	3,682
Entertainment Properties Trust	173	9,781
Equity Lifestyle Properties, Inc.	135	10,969
Equity One Inc.[b]	261	6,653
Equity Residential	1,403	81,458
Essex Property Trust Inc.[b]	150	23,558
Excel Trust Inc.	240	3,655
Extra Space Storage Inc.	394	17,171
Federal Realty Investment Trust	249	29,135
FelCor Lodging Trust Inc.[a]	525	3,140
First Industrial Realty Trust Inc.	449	8,055
First Potomac Realty Trust	366	5,856
General Growth Properties Inc.	2,124	48,257
GEO Group Inc. (The)	303	11,347
Getty Realty Corp.	245	5,245
Glimcher Realty Trust	639	8,013
Government Properties Income Trust[b]	240	6,252
Gramercy Property Trust Inc.[a,b]	404	1,919
Granite Real Estate Investment Trust[a]	155	6,130
Hatteras Financial Corp.	437	11,943
HCP Inc.	1,469	78,298
Health Care REIT Inc.[b]	1,174	88,015
Healthcare Realty Trust Inc.	282	8,466
Healthcare Trust of America Inc. Class A	343	4,281
Hersha Hospitality Trust	633	3,785
Highwoods Properties Inc.	278	11,406
Home Properties Inc.	202	13,021
Hospitality Properties Trust[b]	525	15,440
Host Hotels & Resorts Inc.	2,770	50,608
Hudson Pacific Properties Inc.	98	2,235
Inland Real Estate Corp.	187	2,117
Invesco Mortgage Capital Inc.	556	11,898
iStar Financial Inc.[a]	430	5,022
Kilroy Realty Corp.	260	14,713
Kimco Realty Corp.	1,532	36,431
Kite Realty Group Trust	259	1,709
LaSalle Hotel Properties[b]	360	9,335
Lexington Realty Trust	588	7,532
Liberty Property Trust[b]	380	16,336

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

LTC Properties Inc.	92	$4,278
Macerich Co. (The)	512	35,866
Mack-Cali Realty Corp.	286	7,942
Medical Properties Trust Inc.	630	10,137
MFA Financial Inc.	1,494	13,849
Mid-America Apartment Communities Inc.	183	12,578
Monmouth Real Estate Investment Corp. Class A	490	5,214
MPG Office Trust Inc.[a]	305	952
National Health Investors Inc.	126	8,346
National Retail Properties Inc.[b]	449	17,816
Newcastle Investment Corp.	690	7,818
NorthStar Realty Finance Corp.	608	6,062
Omega Healthcare Investors Inc.	508	16,698
One Liberty Properties Inc.[b]	126	2,890
Parkway Properties Inc.[b]	233	4,248
Pebblebrook Hotel Trust	193	5,242
Pennsylvania Real Estate Investment Trust	234	4,851
PennyMac Mortgage Investment Trust[c]	216	5,454
Piedmont Office Realty Trust Inc. Class A	665	13,646
Plum Creek Timber Co. Inc.	690	35,563
Post Properties Inc.	174	8,601
Prologis Inc.	2,076	87,088
PS Business Parks Inc.	92	7,342
Public Storage	644	106,260
RAIT Financial Trust	193	1,648
Ramco-Gershenson Properties Trust	192	3,354
Rayonier Inc.	515	30,601
Realty Income Corp.	696	35,475
Redwood Trust Inc.[b]	379	8,649
Regency Centers Corp.	223	12,546
Resource Capital Corp.	536	3,532
Retail Properties of America Inc. Class A	559	8,558
RLJ Lodging Trust	503	11,589
Rouse Properties Inc.	152	2,880
Ryman Hospitality Properties Inc.	168	7,469
Saul Centers Inc.	112	5,018
Senior Housing Properties Trust	761	21,635
Silver Bay Realty Trust Corp.	270	5,152
Simon Property Group Inc.	896	159,551
SL Green Realty Corp.	371	33,650
Sovran Self Storage Inc.	135	9,261
Spirit Realty Capital Inc.	409	8,806
Starwood Property Trust Inc.	585	16,082
Strategic Hotels & Resorts Inc.[a,b]	906	7,311
Summit Hotel Properties Inc.	394	3,936
Sun Communities Inc.	185	9,463
Sunstone Hotel Investors Inc.[a]	499	6,193
Tanger Factory Outlet Centers Inc.	365	13,549
Taubman Centers Inc.	135	11,544
Terreno Realty Corp.	145	2,729
Two Harbors Investment Corp.	1,390	16,652
UDR Inc.[b]	986	24,236
Universal Health Realty Income Trust	46	2,472
Urstadt Biddle Properties Inc. Class A	63	1,403
Ventas Inc.	1,256	100,015
Vornado Realty Trust	771	67,509
Washington Real Estate Investment Trust	278	7,940
Weingarten Realty Investors[b]	474	16,149
Weyerhaeuser Co.	2,345	71,546
Winthrop Realty Trust	368	4,677

		2,612,292

Security	Shares	Value

RETAIL — 4.51%
Abercrombie & Fitch Co. Class A	325	$16,107
Advance Auto Parts Inc.	259	21,725
Aeropostale Inc.[a]	251	3,680
American Eagle Outfitters Inc.	728	14,160
ANN INC.[a]	187	5,524
Arcos Dorados Holdings Inc. Class A	79	1,076
Asbury Automotive Group Inc.[a]	137	5,492
AutoNation Inc.[a]	470	21,390
AutoZone Inc.[a]	109	44,591
Barnes & Noble Inc.[a,b]	96	1,740
Best Buy Co. Inc.	1,141	29,655
Big Lots Inc.[a]	267	9,724
Biglari Holdings Inc.[a,b]	6	2,324
Brinker International Inc.	278	10,814
Brown Shoe Co. Inc.	188	3,179
Buckle Inc. (The)[b]	89	4,321
Cabela’s Inc.[a,b]	155	9,951
CarMax Inc.[a]	778	35,819
Cash America International Inc.	126	5,497
Cato Corp. (The) Class A	74	1,777
CEC Entertainment Inc.	88	2,937
Chico’s FAS Inc.	683	12,478
Chipotle Mexican Grill Inc.[a]	117	42,493
Christopher & Banks Corp.[a]	135	938
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	51	316
CVS Caremark Corp.	5,402	314,288
Darden Restaurants Inc.	574	29,636
Dick’s Sporting Goods Inc.	432	20,779
Dillard’s Inc. Class A	120	9,889
DineEquity Inc.	50	3,562
Dollar General Corp.[a]	1,324	68,967
Dominion Diamond Corp.[a]	322	5,091
Domino’s Pizza Inc.	244	13,469
DSW Inc. Class A	139	9,191
Express Inc.[a,b]	325	5,918
Family Dollar Stores Inc.	416	25,530
Fifth & Pacific Companies Inc.[a]	434	8,949
Foot Locker Inc.	658	22,944
GameStop Corp. Class Ab	437	15,251
Gap Inc. (The)	494	18,767
Genesco Inc.[a]	101	6,217
GNC Holdings Inc. Class A	232	10,517
Group 1 Automotive Inc.	101	6,108
Guess? Inc.	264	7,307
Haverty Furniture Companies Inc.	78	1,855
hhgregg Inc.[a]	95	1,283
Home Depot Inc. (The)	5,306	389,195
J.C. Penney Co. Inc.[b]	740	12,151
Kohl’s Corp.	815	38,354
Krispy Kreme Doughnuts Inc.[a]	281	3,838
L Brands Inc.	665	33,523
Lithia Motors Inc. Class A	96	4,754
Lowe’s Companies Inc.	4,898	188,181
Lumber Liquidators Holdings Inc.[a]	100	8,196
Macy’s Inc.	1,693	75,508
MarineMax Inc.[a]	98	1,136
McDonald’s Corp.	4,352	444,513
Men’s Wearhouse Inc. (The)	193	6,465
MSC Industrial Direct Co. Inc. Class A	174	13,711
New York & Co. Inc.[a]	323	1,441
Nordstrom Inc.	647	36,614

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

Nu Skin Enterprises Inc. Class A	191	$9,689
Office Depot Inc.[a]	817	3,154
OfficeMax Inc.	362	4,167
Penske Automotive Group Inc.	62	1,917
Pep Boys — Manny, Moe & Jack (The)[a]	259	3,004
Pier 1 Imports Inc.	381	8,843
PVH Corp.	319	36,816
RadioShack Corp.[b]	423	1,341
Regis Corp.	173	3,244
Rite Aid Corp.[a]	2,893	7,666
Ruby Tuesday Inc.[a]	329	3,172
Saks Inc.[a]	411	4,747
Sally Beauty Holdings Inc.[a]	506	15,210
Signet Jewelers Ltd.[b]	297	20,413
Sonic Automotive Inc. Class A	153	3,364
Stage Stores Inc.	117	3,240
Steinway Musical Instruments Inc.[a]	32	798
Systemax Inc.	209	1,914
Target Corp.	2,678	188,960
Tiffany & Co.	545	40,156
Tim Hortons Inc.	601	32,562
TJX Companies Inc. (The)	2,761	134,654
Vitamin Shoppe Inc.[a]	92	4,522
Wal-Mart Stores Inc.	7,180	558,030
Walgreen Co.	4,139	204,922
Williams-Sonoma Inc.	373	20,023
World Fuel Services Corp.	309	12,530
Yum! Brands Inc.	1,943	132,357
Zale Corp.[a]	110	488

		3,632,709
SAVINGS & LOANS — 0.04%
Astoria Financial Corp.	259	2,484
Flagstar Bancorp Inc.[a]	118	1,464
New York Community Bancorp Inc.	1,847	25,027
Provident Financial Services Inc.	233	3,572
Provident New York Bancorp	420	3,797

		36,344
SEMICONDUCTORS — 0.63%
Advanced Micro Devices Inc.[a,b]	2,144	6,046
Advanced Semiconductor Engineering Inc. SP ADR	3,780	16,934
Aeroflex Holding Corp.[a,b]	337	2,507
Emulex Corp.[a]	373	2,238
Fairchild Semiconductor International Inc.[a]	386	4,979
Freescale Semiconductor Ltd.[a,b]	115	1,780
Inphi Corp.[a]	88	828
International Rectifier Corp.[a,b]	228	4,836
Magnachip Semiconductor Corp.[a]	72	1,155
MaxLinear Inc. Class Aa	76	474
MEMC Electronic Materials Inc.[a,b]	974	5,260
Semiconductor Manufacturing International Corp. SP ADR[a]	2,128	7,746
STMicroelectronics NV NYS	2,788	24,200
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	20,923	399,211
Teradyne Inc.[a,b]	716	11,771
United Microelectronics Corp. SP ADR	10,728	20,276

		510,241

Security	Shares	Value

SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	211	$11,162

		11,162
SOFTWARE — 0.85%
Broadridge Financial Solutions Inc.	525	13,220
Dun & Bradstreet Corp. (The)	192	16,982
Envestnet Inc.[a]	88	1,603
Fair Isaac Corp.	119	5,543
Fidelity National Information Services Inc.	1,273	53,530
InterXion Holding NVa	190	4,756
Konami Corp. SP ADR	411	9,321
MSCI Inc. Class Aa	433	14,765
NetSuite Inc.[a]	307	27,004
PROS Holdings Inc.[a]	88	2,281
Red Hat Inc.[a]	856	41,028
Rosetta Stone Inc.[a]	52	880
Salesforce.com Inc.[a]	2,027	83,330
SAP AG SP ADR	3,927	313,571
Schawk Inc.	50	509
ServiceNow Inc.[a]	72	2,949
SolarWinds Inc.[a]	301	15,306
Solera Holdings Inc.	307	17,677
SYNNEX Corp.[a]	107	3,702
Tyler Technologies Inc.[a]	126	7,968
VeriFone Systems Inc.[a]	439	9,430
VMware Inc. Class Aa	395	27,848
Workday Inc. Class Aa	140	8,771

		681,974
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	88	1,453

		1,453
TELECOMMUNICATIONS — 5.20%
Alcatel-Lucent SP ADR[a]	8,683	11,896
Amdocs Ltd.	576	20,563
America Movil SAB de CV Series L SP ADR	9,238	197,508
Anixter International Inc.	139	9,972
AT&T Inc.	24,047	900,801
BCE Inc.	3,379	158,340
British Telecommunications PLC SP ADR	3,117	134,062
Calix Inc.[a]	150	1,280
Cellcom Israel Ltd.	177	1,731
CenturyLink Inc.	2,719	102,153
China Mobile Ltd. SP ADR	4,600	254,104
China Telecom Corp. Ltd. Class H SP ADR	550	28,325
China Unicom (Hong Kong) Ltd. SP ADR	2,007	28,961
Chunghwa Telecom Co. Ltd. SP ADR	2,186	70,477
Cincinnati Bell Inc.[a]	839	2,953
Corning Inc.	6,459	93,655
Crown Castle International Corp.[a]	1,266	97,482
DigitalGlobe Inc.[a]	211	6,159
France Telecom SA SP ADR	8,339	88,977
Harris Corp.	490	22,638
IDT Corp. Class B	88	1,302
Juniper Networks Inc.[a]	2,090	34,589
KT Corp. SP ADR	2,271	36,926
Level 3 Communications Inc.[a]	552	11,112

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

MetroPCS Communications Inc.[a]	1,361	$16,114
Mobile TeleSystems OJSC SP ADR	2,639	54,627
Motorola Solutions Inc.	1,203	68,812
NeoPhotonics Corp.[a]	69	380
NeuStar Inc. Class Aa	197	8,642
Nippon Telegraph and Telephone Corp. SP ADR	5,490	136,536
Nokia OYJ SP ADR	16,458	55,628
NTT DOCOMO Inc. SP ADR	5,547	91,914
Oi SA SP ADR	394	1,115
Philippine Long Distance Telephone Co. SP ADR	326	23,951
Plantronics Inc.	168	7,362
Portugal Telecom SGPS SA SP ADR	2,324	12,178
Premiere Global Services Inc.[a]	221	2,482
Primus Telecommunications Group Inc.	150	1,886
PT Indosat Tbk SP ADR	90	2,654
PT Telekomunikasi Indonesia SP ADR	1,095	52,418
Rogers Communications Inc. Class B	1,574	77,645
SK Telecom Co. Ltd. SP ADR	2,407	46,912
Sprint Nextel Corp.[a]	7,956	56,090
Tata Communications Ltd. SP ADR	251	2,118
Telecom Argentina SA SP ADR	341	5,623
Telecom Italia SpA RNC SP ADR	2,539	17,367
Telecom Italia SpA SP ADR	4,287	35,754
Telefonica SA SP ADR	17,815	259,565
Telephone & Data Systems Inc.	358	8,034
TELUS Corp.[a]	2,822	101,761
TIM Participacoes SA SP ADR	734	15,311
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,404	21,930
United States Cellular Corp.[a,b]	33	1,269
Verizon Communications Inc.	12,508	674,306
VimpelCom Ltd. SP ADR	886	9,702
Vonage Holdings Corp.[a]	150	458

		4,186,510
TEXTILES — 0.03%
Mohawk Industries Inc.[a]	223	24,726
UniFirst Corp.	34	3,096

		27,822
TOYS, GAMES & HOBBIES — 0.00%
LeapFrog Enterprises Inc.[a,b]	211	1,886

		1,886
TRANSPORTATION — 1.64%
Aegean Marine Petroleum Network Inc.	76	448
Baltic Trading Ltd.	70	243
Bristow Group Inc.	131	8,279
CAI International Inc.[a]	53	1,351
Canadian National Railway Co.	1,843	180,577
Canadian Pacific Railway Ltd.	757	94,337
Celadon Group Inc.	95	1,595
Con-way Inc.	234	7,909
Costamare Inc.	56	898
CSX Corp.	4,011	98,631
Danaos Corp.[a]	190	798
DHT Holdings Inc.	21	90
Diana Shipping Inc.[a]	116	1,101
ERA Group Inc.[a]	78	1,782
Excel Maritime Carriers Ltd.[a]	210	86
FedEx Corp.	1,273	119,675

Security	Shares	Value

Frontline Ltd.[a,b]	221	$402
Genco Shipping & Trading Ltd.[a,b]	131	224
Genesee & Wyoming Inc. Class Aa	189	16,103
Guangshen Railway Co. Ltd. Class H SP ADR	126	3,149
GulfMark Offshore Inc. Class A	77	3,205
International Shipholding Corp.	31	560
Kansas City Southern Industries Inc.	479	52,245
Kirby Corp.[a,b]	244	18,273
Knight Transportation Inc.	240	3,749
Matson Inc.	175	4,120
MFC Industrial Ltd.	196	1,586
Navios Maritime Holdings Inc.	327	1,481
Nordic American Tankers Ltd.[b]	203	1,809
Norfolk Southern Corp.	925	71,614
Roadrunner Transportation Systems Inc.[a]	69	1,553
Ryder System Inc.	224	13,008
Safe Bulkers Inc.	107	537
Scorpio Tankers Inc.[a]	546	4,723
Seaspan Corp.	154	3,377
Ship Finance International Ltd.	253	4,169
Swift Transportation Co.[a]	220	3,084
Teekay Corp.	183	6,515
Teekay Tankers Ltd. Class Ab	414	1,047
Tidewater Inc.	221	11,592
Tsakos Energy Navigation Ltd.[b]	281	1,062
Union Pacific Corp.	2,016	298,287
United Parcel Service Inc. Class B	3,170	272,113

		1,317,387
TRUCKING & LEASING — 0.02%
GATX Corp.	156	7,948
Greenbrier Companies Inc. (The)[a]	100	2,256
TAL International Group Inc.	129	5,341
Textainer Group Holdings Ltd.	77	2,977

		18,522
WATER — 0.13%
American States Water Co.	79	4,383
American Water Works Co. Inc.	703	29,442
Aqua America Inc.	632	20,053
California Water Service Group	177	3,549
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,539	22,008
SJW Corp.	82	2,079
Veolia Environnement SP ADR	1,589	21,896

		103,410
TOTAL COMMON STOCKS
(Cost: $82,555,634)		80,241,853

SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,549,363	1,549,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	107,666	107,666

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	125,383	$125,383

		1,782,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,782,412)		1,782,412

TOTAL INVESTMENTS IN SECURITIES — 101.93% (Cost: $84,338,046)		82,024,265
Other Assets, Less Liabilities — (1.93)%		(1,552,346)

NET ASSETS — 100.00%		$80,471,919

NVS — Non-Voting Shares

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

236

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

COMPUTERS — MEMORY DEVICES — 3.99%
SanDisk Corp.[a]	98,705	$5,176,090

		5,176,090
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 53.40%
Advanced Micro Devices Inc.[a,b]	593,824	1,674,584
Altera Corp.	140,423	4,494,940
Avago Technologies Ltd.	145,360	4,645,706
Broadcom Corp. Class A	291,645	10,499,220
Cree Inc.[a]	97,000	5,487,290
Intel Corp.	477,112	11,426,832
Mellanox Technologies Ltd.[a,b]	35,746	1,822,331
MEMC Electronic Materials Inc.[a,b]	191,981	1,036,697
Micron Technology Inc.[a]	592,850	5,584,647
NVIDIA Corp.	392,893	5,410,137
Rubicon Technology Inc.[a,b]	18,792	139,249
Spreadtrum Communications Inc. SP ADR	35,927	785,364
STMicroelectronics NV NYS	74,554	647,129
Texas Instruments Inc.	289,438	10,480,550
Xilinx Inc.	133,453	5,059,203

		69,193,879
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 21.36%
Cirrus Logic Inc.[a]	53,532	1,033,703
Hittite Microwave Corp.[a]	26,235	1,472,046
Linear Technology Corp.	130,073	4,747,664
Marvell Technology Group Ltd.	444,896	4,787,081
NXP Semiconductors NVa	153,897	4,239,862
Power Integrations Inc.	23,938	991,273
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	545,088	10,400,279

		27,671,908
SEMICONDUCTOR EQUIPMENT — 19.98%
Applied Materials Inc.	726,120	10,536,001
KLA-Tencor Corp.	90,836	4,927,853
Lam Research Corp.[a]	117,582	5,434,640
MKS Instruments Inc.	43,880	1,179,056
Teradyne Inc.[a,b]	156,210	2,568,092
Veeco Instruments Inc.[a,b]	32,569	1,239,902

		25,885,544
WIRELESS EQUIPMENT — 1.17%
InterDigital Inc.	34,210	1,519,266

		1,519,266

TOTAL COMMON STOCKS (Cost: $158,666,644)		129,446,687

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.80%

MONEY MARKET FUNDS — 5.80%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	6,930,047	$6,930,047
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[c,d,e]	481,573	481,573
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[c,d]	100,863	100,863

		7,512,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,512,483)		7,512,483

TOTAL INVESTMENTS IN SECURITIES — 105.70%
(Cost: $166,179,127)		136,959,170
Other Assets, Less Liabilities — (5.70)%		(7,389,255)

NET ASSETS — 100.00%		$129,569,915

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

237

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

BUILDING MATERIALS — 0.95%
Eagle Materials Inc.	51,741	$3,505,453
Louisiana-Pacific Corp.[a]	154,103	2,792,346
Martin Marietta Materials Inc.	50,868	5,137,159
Vulcan Materials Co.	143,729	7,169,203

		18,604,161
COAL — 1.02%
Alpha Natural Resources Inc.[a]	244,896	1,817,128
Arch Coal Inc.	234,147	1,135,613
CONSOL Energy Inc.	252,390	8,490,400
Peabody Energy Corp.	298,126	5,980,408
SunCoke Energy Inc.[a,b]	77,104	1,166,583
Walter Energy Inc.	69,329	1,242,376

		19,832,508
ENGINEERING & CONSTRUCTION — 0.14%
McDermott International Inc.[a,b]	261,305	2,790,737

		2,790,737
FOREST PRODUCTS & PAPER — 1.73%
Domtar Corp.	38,516	2,677,247
International Paper Co.	488,251	22,938,032
MeadWestvaco Corp.	194,128	6,693,533
Resolute Forest Products Inc.[a,b]	106,712	1,561,197

		33,870,009
MANUFACTURING — 0.21%
AptarGroup Inc.	73,118	4,101,920

		4,101,920
MINING — 10.72%
Agnico-Eagle Mines Ltd.	190,566	6,153,376
Alcoa Inc.	1,183,455	10,059,367
Allied Nevada Gold Corp.[a,b]	91,031	974,032
AuRico Gold Inc.[b]	272,096	1,406,736
Barrick Gold Corp.	1,107,832	21,835,369
Cameco Corp.	438,120	8,547,721
Coeur d’Alene Mines Corp.[a]	112,404	1,713,037
Compass Minerals International Inc.	36,713	3,177,143
Eldorado Gold Corp.	791,017	6,264,855
First Majestic Silver Corp.[a]	128,938	1,591,095
Franco-Nevada Corp.	162,396	7,085,337
Freeport-McMoRan Copper & Gold Inc.	1,050,765	31,974,779
Globe Specialty Metals Inc.	70,011	914,344
Goldcorp Inc.	898,058	26,564,556
Hecla Mining Co.	318,633	1,083,352
IAMGOLD Corp.	417,171	2,240,208
Kinross Gold Corp.	1,263,077	6,871,139
Molycorp Inc.[a,b]	145,746	851,157
New Gold Inc.[a]	528,141	4,214,565
Newmont Mining Corp.	549,711	17,810,636

Security	Shares	Value

NovaGold Resources Inc.[a,b]	278,164	$687,065
Pan American Silver Corp.	167,336	2,208,835
Royal Gold Inc.	72,042	4,004,094
Silver Standard Resources Inc.[a,b]	88,648	632,947
Silver Wheaton Corp.	392,109	9,618,434
Silvercorp Metals Inc.	187,445	549,214
Stillwater Mining Co.[a,b]	130,162	1,619,215
Tahoe Resources Inc.[a]	91,508	1,588,579
Teck Resources Ltd. Class B	528,417	14,040,040
Turquoise Hill Resources Ltd.[a,b]	390,020	2,741,841
Yamana Gold Inc.	832,573	10,240,648

		209,263,716
OIL & GAS — 62.82%
Anadarko Petroleum Corp.	553,921	46,950,344
Apache Corp.	433,517	32,028,236
Atwood Oceanics Inc.[a,b]	63,085	3,094,319
Baytex Energy Corp.	135,213	5,335,505
Berry Petroleum Co. Class A	50,103	2,400,435
Bill Barrett Corp.[a,b]	52,857	1,049,740
Cabot Oil & Gas Corp.	232,885	15,847,824
Canadian Natural Resources Ltd.	1,208,483	35,456,891
Cenovus Energy Inc.	835,610	25,018,163
Cheniere Energy Inc.[a]	247,458	7,047,604
Chesapeake Energy Corp.	576,284	11,260,589
Chevron Corp.	1,258,322	153,527,867
Cimarex Energy Co.	95,544	6,991,910
Cobalt International Energy Inc.[a,b]	195,606	5,465,232
Concho Resources Inc.[a,b]	115,614	9,957,834
ConocoPhillips	1,351,149	81,676,957
Continental Resources Inc.[a]	63,569	5,080,434
CVR Energy Inc.	16,184	797,386
Denbury Resources Inc.[a]	412,877	7,386,370
Devon Energy Corp.	417,863	23,007,537
Diamond Offshore Drilling Inc.	77,010	5,321,391
Encana Corp.	814,841	15,033,816
Energen Corp.	79,928	3,790,186
Energy XXI (Bermuda) Ltd.[b]	87,913	1,999,142
Enerplus Corp.	219,680	3,097,488
Ensco PLC Class A	257,237	14,837,430
EOG Resources Inc.	300,721	36,435,356
EQT Corp.	166,531	12,509,809
EXCO Resources Inc.	159,364	1,156,983
Exxon Mobil Corp.	1,681,773	149,660,979
Gulfport Energy Corp.[a,b]	75,557	3,943,320
Helmerich & Payne Inc.	117,405	6,882,281
Hess Corp.	328,810	23,733,506
HollyFrontier Corp.	225,263	11,139,255
Kodiak Oil & Gas Corp.[a,b]	292,770	2,292,389
Marathon Oil Corp.	783,159	25,585,805
Marathon Petroleum Corp.	366,762	28,739,470
McMoRan Exploration Co.[a,b]	111,816	1,850,555
Murphy Oil Corp.	200,450	12,445,941
Nabors Industries Ltd.	321,778	4,759,097
Newfield Exploration Co.[a]	149,812	3,264,403
Noble Corp.	279,323	10,474,613
Noble Energy Inc.	198,742	22,515,481
Oasis Petroleum Inc.[a,b]	78,631	2,691,539
Occidental Petroleum Corp.	891,376	79,564,222
Patterson-UTI Energy Inc.	161,899	3,414,450
Pengrowth Energy Corp.	564,767	2,857,721
Penn West Petroleum Ltd.	532,707	4,916,886

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

Phillips 66	687,782	$41,920,313
Pioneer Natural Resources Co.	146,476	17,903,761
Plains Exploration & Production Co.[a]	142,981	6,462,741
Precision Drilling Corp.	260,856	2,112,934
QEP Resources Inc.	197,366	5,666,378
Range Resources Corp.	180,218	13,249,627
Rosetta Resources Inc.[a,b]	65,975	2,830,987
Rowan Companies PLC Class Aa	137,610	4,476,453
SandRidge Energy Inc.[a,b]	386,741	1,987,849
SM Energy Co.	73,252	4,468,372
Southwestern Energy Co.[a]	388,484	14,537,071
Suncor Energy Inc.	1,684,897	52,484,542
Talisman Energy Inc.	1,142,565	13,585,098
Tesoro Corp.	152,010	8,117,334
Transocean Ltd.	397,737	20,471,523
Ultra Petroleum Corp.[a,b]	169,512	3,627,557
Unit Corp.[a]	48,381	2,033,453
Valero Energy Corp.	611,878	24,670,921
W&T Offshore Inc.[b]	38,412	448,652
Western Refining Inc.	63,816	1,972,553
Whiting Petroleum Corp.[a]	130,360	5,801,020
WPX Energy Inc.[a]	220,740	3,450,166

		1,226,573,996
OIL & GAS SERVICES — 15.16%
Baker Hughes Inc.	488,928	22,192,442
Cameron International Corp.[a]	274,276	16,881,688
CARBO Ceramics Inc.	21,857	1,544,197
Core Laboratories NVb	51,118	7,400,864
Dresser-Rand Group Inc.[a]	83,838	4,662,231
Dril-Quip Inc.[a,b]	40,293	3,372,927
FMC Technologies Inc.[a]	263,088	14,285,678
Forum Energy Technologies Inc.[a,b]	19,012	528,724
Halliburton Co.	1,031,139	44,101,815
Helix Energy Solutions Group Inc.[a,b]	108,631	2,502,858
Key Energy Services Inc.[a,b]	168,758	1,002,423
Lufkin Industries Inc.	37,284	3,291,804
National Oilwell Varco Inc.	472,127	30,792,123
Oceaneering International Inc.	119,694	8,398,928
Oil States International Inc.[a]	60,825	5,435,322
RPC Inc.	72,393	958,483
Schlumberger Ltd.	1,469,832	109,399,596
SEACOR Holdings Inc.	20,954	1,510,993
Superior Energy Services Inc.[a]	176,922	4,881,278
Targa Resources Corp.	32,092	2,110,370
Weatherford International Ltd.[a,b]	846,075	10,821,299

		296,076,043
PACKAGING & CONTAINERS — 2.60%
Ball Corp.	165,203	7,288,756
Bemis Co. Inc.	113,778	4,477,164
Crown Holdings Inc.[a]	159,675	6,814,929
Graphic Packaging Holding Co.[a]	203,659	1,531,516
Greif Inc. Class A	33,814	1,628,820
Owens-Illinois Inc.[a]	181,344	4,765,720
Packaging Corp. of America	108,801	5,174,576
Rock-Tenn Co. Class A	79,361	7,947,211
Sealed Air Corp.	215,515	4,767,192
Silgan Holdings Inc.	50,341	2,409,824

Security	Shares	Value

Sonoco Products Co.	111,623	$3,911,270

		50,716,978
PIPELINES — 4.07%
Kinder Morgan Inc.	699,126	27,335,826
Spectra Energy Corp.	739,371	23,312,368
Williams Companies Inc. (The)	754,194	28,757,417

		79,405,611
RETAIL — 0.17%
World Fuel Services Corp.	79,865	3,238,526

		3,238,526
TRANSPORTATION — 0.30%
Bristow Group Inc.	39,935	2,523,892
ERA Group Inc.[a]	21,761	497,239
Tidewater Inc.	54,692	2,868,595

		5,889,726

TOTAL COMMON STOCKS
(Cost: $1,970,843,707)		1,950,363,931

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	31,573,807	31,573,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	2,194,084	2,194,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	1,950,286	1,950,286

		35,718,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,718,177)		35,718,177

TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $2,006,561,884)		1,986,082,108
Other Assets, Less Liabilities — (1.72)%		(33,656,098)

NET ASSETS — 100.00%		$1,952,426,010

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

239

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMERCIAL SERVICES — 5.63%
Alliance Data Systems Corp.[a,b]	8,564	$1,471,038
Automatic Data Processing Inc.	83,064	5,593,530
Booz Allen Hamilton Holding Corp.	6,422	97,550
Cardtronics Inc.[a]	7,621	213,464
Convergys Corp.	18,241	310,462
CoreLogic Inc.[a]	16,730	456,395
CoStar Group Inc.[a,b]	4,600	498,686
Euronet Worldwide Inc.[a]	8,274	252,605
FleetCor Technologies Inc.[a]	11,743	903,037
Gartner Inc.[a,b]	16,028	927,220
Genpact Ltd.	22,929	426,480
Global Payments Inc.	13,515	627,096
Heartland Payment Systems Inc.	6,297	207,108
Lender Processing Services Inc.	14,487	401,869
MasterCard Inc. Class A	18,082	9,998,080
MAXIMUS Inc.	5,849	466,107
Monster Worldwide Inc.[a,b]	19,864	87,004
Paychex Inc.	55,332	2,014,638
SAIC Inc.	48,713	727,772
TeleTech Holdings Inc.[a]	3,746	79,752
Total System Services Inc.	27,584	651,534
Vantiv Inc. Class Aa,b	7,412	166,992
Western Union Co.	97,643	1,446,093
WEX Inc.[a]	6,647	503,710

		28,528,222
COMPUTERS — 26.06%
3D Systems Corp.[a,b]	13,595	519,873
Accenture PLC Class A	110,341	8,986,171
Apple Inc.	99,385	44,002,709
Brocade Communications Systems Inc.[a]	78,270	455,531
CACI International Inc. Class Aa	3,887	227,351
Cadence Design Systems Inc.[a]	48,344	667,147
Cognizant Technology Solutions Corp. Class Aa	51,682	3,348,994
Computer Sciences Corp.	26,352	1,234,591
Dell Inc.	250,097	3,351,300
Diebold Inc.	10,751	314,897
DST Systems Inc.	5,167	357,298
Electronics For Imaging Inc.[a]	7,914	211,462
EMC Corp.[a]	360,401	8,083,794
Fortinet Inc.[a]	22,796	409,416
Fusion-io Inc.[a,b]	12,009	225,529
Hewlett-Packard Co.	334,318	6,886,951
iGATE Corp.[a,b]	5,129	85,603
International Business Machines Corp.	179,422	36,340,132
j2 Global Inc.	7,459	303,581
Jack Henry & Associates Inc.	14,791	686,302
Lexmark International Inc. Class A	10,851	328,894
Manhattan Associates Inc.[a,b]	3,357	235,695
Mentor Graphics Corp.[b]	16,165	295,173
MICROS Systems Inc.[a]	13,621	577,667
NCR Corp.[a]	28,103	766,369
NetApp Inc.[a]	61,629	2,150,236
NetScout Systems Inc.[a,b]	6,247	142,494
RealD Inc.[a,b]	7,481	111,991

Security	Shares	Value

Research in Motion Ltd.[a,b]	71,088	$1,158,024
Riverbed Technology Inc.[a]	28,190	418,903
SanDisk Corp.[a]	41,370	2,169,443
Seagate Technology PLC	54,594	2,003,600
Spansion Inc. Class Aa,b	7,878	102,335
Synaptics Inc.[a,b]	5,523	227,713
Synopsys Inc.[a]	26,404	939,190
Syntel Inc.	2,883	182,119
Teradata Corp.[a]	28,321	1,446,353
Unisys Corp.[a,b]	7,520	143,858
Western Digital Corp.	37,012	2,046,023

		132,144,712
DISTRIBUTION & WHOLESALE — 0.23%
Arrow Electronics Inc.[a]	18,201	714,025
Ingram Micro Inc. Class Aa	25,775	459,053

		1,173,078
DIVERSIFIED FINANCIAL SERVICES — 2.94%
Visa Inc. Class A	88,318	14,878,050

		14,878,050
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
Littelfuse Inc.	3,797	265,106
Molex Inc.	23,773	655,422
SunPower Corp.[a]	4,947	67,230
Universal Display Corp.[a,b]	7,039	221,306

		1,209,064
ELECTRONICS — 2.39%
Amphenol Corp. Class A	27,302	2,061,847
Avnet Inc.[a]	23,517	770,182
AVX Corp.	8,084	91,430
Benchmark Electronics Inc.[a]	9,483	169,177
Celestica Inc.[a]	28,382	245,221
Coherent Inc.	4,198	234,794
Cymer Inc.[a]	5,308	556,066
FEI Co.[b]	6,527	416,945
FLIR Systems Inc.	24,888	605,027
Itron Inc.[a]	6,560	260,104
Jabil Circuit Inc.	31,579	562,106
National Instruments Corp.	16,265	444,522
OSI Systems Inc.[a]	3,236	185,423
Plexus Corp.[a]	5,916	159,555
Rofin-Sinar Technologies Inc.[a]	4,837	120,441
Sanmina Corp.[a]	14,139	178,434
TE Connectivity Ltd.	71,953	3,133,553
Tech Data Corp.[a]	6,416	299,820
Trimble Navigation Ltd.[a]	43,832	1,259,732
TTM Technologies Inc.[a,b]	9,441	68,258
Vishay Intertechnology Inc.[a]	22,409	314,622

		12,137,259
ENTERTAINMENT — 0.05%
Dolby Laboratories Inc. Class A	8,160	268,056

		268,056

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

HOME FURNISHINGS — 0.05%
TiVo Inc.[a]	20,993	$246,038

		246,038
INTERNET — 18.87%
Amazon.com Inc.[a]	62,277	15,806,525
AOL Inc.	12,836	495,983
Bankrate Inc.[a,b]	6,493	87,526
BroadSoft Inc.[a]	4,811	122,969
Dealertrack Technologies Inc.[a]	7,287	202,943
eBay Inc.[a]	199,837	10,469,460
Equinix Inc.[a]	8,340	1,785,594
ExactTarget Inc.[a]	4,119	80,650
Expedia Inc.	16,036	895,450
F5 Networks Inc.[a]	13,492	1,031,194
Facebook Inc. Class Aa	93,740	2,602,222
Google Inc. Class Aa	45,731	37,708,411
Groupon Inc.[a]	45,433	277,141
HomeAway Inc.[a]	5,619	171,660
IAC/InterActiveCorp	13,316	626,784
LinkedIn Corp. Class Aa	11,786	2,263,973
Liquidity Services Inc.[a,b]	4,119	135,515
Netflix Inc.[a,b]	9,568	2,067,358
OpenTable Inc.[a]	3,913	216,741
Priceline.com Inc.[a]	8,539	5,943,059
Rackspace Hosting Inc.[a]	18,950	913,390
Sapient Corp.[a]	19,162	223,812
Shutterfly Inc.[a,b]	5,290	235,564
Sourcefire Inc.[a]	5,198	248,256
Splunk Inc.[a]	4,536	185,069
Symantec Corp.[a]	117,982	2,866,963
TIBCO Software Inc.[a]	26,704	518,325
TripAdvisor Inc.[a,b]	18,892	993,341
ValueClick Inc.[a]	12,286	379,146
VeriSign Inc.[a]	26,190	1,206,573
VirnetX Holding Corp.[a,b]	7,285	148,760
WebMD Health Corp.[a]	8,625	208,294
Websense Inc.[a]	6,489	115,764
Yahoo! Inc.[a]	165,967	4,104,364
Yelp Inc.[a]	2,815	73,274
Zynga Inc. Class Aa,b	81,203	259,038

		95,671,091
MACHINERY — 0.13%
Cognex Corp.	6,952	275,995
Zebra Technologies Corp. Class Aa	8,559	399,277

		675,272
MEDIA — 0.13%
FactSet Research Systems Inc.[b]	6,979	656,515

		656,515
OFFICE & BUSINESS EQUIPMENT — 0.35%
Xerox Corp.	209,145	1,794,464

		1,794,464

Security	Shares	Value

SEMICONDUCTORS — 15.79%
Advanced Micro Devices Inc.[a,b]	104,827	$295,612
Aeroflex Holding Corp.[a,b]	3,594	26,739
Altera Corp.	54,657	1,749,571
Amkor Technology Inc.[a,b]	13,214	55,895
Analog Devices Inc.	52,351	2,302,920
Applied Materials Inc.	205,388	2,980,180
Atmel Corp.[a]	75,447	488,142
Avago Technologies Ltd.	37,204	1,189,040
Broadcom Corp. Class A	89,631	3,226,716
Cabot Microelectronics Corp.[a]	3,968	132,968
Cavium Inc.[a]	8,566	269,401
Cirrus Logic Inc.[a,b]	11,048	213,337
Cree Inc.[a,b]	20,026	1,132,871
Cypress Semiconductor Corp.	22,767	229,719
Diodes Inc.[a,b]	6,196	125,531
Emulex Corp.[a,b]	15,595	93,570
Entegris Inc.[a]	23,548	223,235
Fairchild Semiconductor International Inc.[a]	21,631	279,040
First Solar Inc.[a,b]	10,165	473,282
Freescale Semiconductor Ltd.[a]	8,587	132,927
Hittite Microwave Corp.[a]	4,618	259,116
Integrated Device Technology Inc.[a,b]	25,279	179,734
Intel Corp.	847,053	20,286,919
International Rectifier Corp.[a,b]	11,882	252,017
Intersil Corp. Class A	21,702	168,407
KLA-Tencor Corp.	28,523	1,547,373
Lam Research Corp.[a]	27,874	1,288,336
Linear Technology Corp.	39,926	1,457,299
LSI Corp.[a]	94,379	617,239
Marvell Technology Group Ltd.	78,988	849,911
Maxim Integrated Products Inc.	49,949	1,544,923
Micrel Inc.	7,798	78,448
Microchip Technology Inc.	33,539	1,221,490
Micron Technology Inc.[a]	174,507	1,643,856
Microsemi Corp.[a]	15,733	327,246
MKS Instruments Inc.	8,911	239,439
NVIDIA Corp.	107,275	1,477,177
OmniVision Technologies Inc.[a]	9,372	125,679
ON Semiconductor Corp.[a]	76,964	604,937
PMC-Sierra Inc.[a]	34,855	200,765
Power Integrations Inc.	4,976	206,056
QLogic Corp.[a,b]	15,481	168,124
QUALCOMM Inc.	294,249	18,131,623
Rambus Inc.[a,b]	18,534	128,997
Rovi Corp.[a]	17,616	412,038
Semtech Corp.[a]	11,317	362,936
Silicon Laboratories Inc.[a]	6,683	265,382
Skyworks Solutions Inc.[a]	32,959	727,405
Teradyne Inc.[a,b]	32,709	537,736
Tessera Technologies Inc.	8,887	181,028
Texas Instruments Inc.	189,309	6,854,879
TriQuint Semiconductor Inc.[a,b]	27,629	161,353
Veeco Instruments Inc.[a,b]	6,572	250,196
Xilinx Inc.	44,685	1,694,008

		80,072,768
SOFTWARE — 20.36%
ACI Worldwide Inc.[a,b]	6,714	315,625
Activision Blizzard Inc.	72,657	1,086,222
Acxiom Corp.[a,b]	12,568	249,978

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

April 30, 2013

Security	Shares	Value

Adobe Systems Inc.[a]	85,421	$3,850,779
Advent Software Inc.[a,b]	5,465	158,704
Akamai Technologies Inc.[a]	30,540	1,341,011
ANSYS Inc.[a]	15,957	1,290,283
Aspen Technology Inc.[a]	16,012	488,046
Autodesk Inc.[a]	38,375	1,511,208
Blackbaud Inc.	7,826	229,380
BMC Software Inc.[a]	22,567	1,026,347
Broadridge Financial Solutions Inc.	20,922	526,816
CA Inc.	57,139	1,541,039
Citrix Systems Inc.[a]	31,885	1,982,290
CommVault Systems Inc.[a]	7,386	543,166
Compuware Corp.[a]	36,444	437,328
Concur Technologies Inc.[a,b]	7,698	562,801
Cornerstone OnDemand Inc.[a,b]	5,437	197,254
Digital River Inc.[a]	6,022	87,199
Electronic Arts Inc.[a]	51,518	907,232
Fair Isaac Corp.	6,137	285,861
Fidelity National Information Services Inc.	50,122	2,107,630
Fiserv Inc.[a]	22,822	2,079,312
Guidewire Software Inc.[a,b]	4,997	200,280
Informatica Corp.[a]	18,517	609,765
Intuit Inc.	47,703	2,845,007
Jive Software Inc.[a]	4,339	58,967
ManTech International Corp. Class Ab	3,974	106,066
Microsoft Corp.	1,291,074	42,734,549
MicroStrategy Inc. Class Aa	1,554	140,155
NetSuite Inc.[a]	4,799	422,120
Nuance Communications Inc.[a]	43,448	827,250
Open Text Corp.[a]	10,054	657,431
Oracle Corp.	632,424	20,730,859
Pegasystems Inc.	2,882	72,943
Progress Software Corp.[a]	9,838	222,044
PTC Inc.[a]	20,532	492,973
QLIK Technologies Inc.[a]	12,566	326,842
RealPage Inc.[a,b]	6,302	128,561
Red Hat Inc.[a]	33,003	1,581,834
Salesforce.com Inc.[a]	92,296	3,794,289
SolarWinds Inc.[a]	10,546	536,264
Solera Holdings Inc.	11,826	680,941
SS&C Technologies Holdings Inc.[a,b]	8,795	269,919
Synchronoss Technologies Inc.[a,b]	4,651	131,809
SYNNEX Corp.[a,b]	4,559	157,741
Take-Two Interactive Software Inc.[a]	15,415	235,233
Tyler Technologies Inc.[a,b]	4,677	295,773
Ultimate Software Group Inc. (The)[a]	4,688	452,814
VeriFone Systems Inc.[a,b]	18,446	396,220
Verint Systems Inc.[a]	8,949	295,675
VMware Inc. Class Aa	14,720	1,037,760

		103,247,595
TELECOMMUNICATIONS — 6.66%
ADTRAN Inc.	10,552	221,592
Anixter International Inc.	4,638	332,730
ARRIS Group Inc.[a]	19,661	324,603
Aruba Networks Inc.[a,b]	18,344	412,557
Ciena Corp.[a,b]	17,460	261,202
Cisco Systems Inc.	913,154	19,103,182
Comverse Inc.[a]	3,658	97,047
Corning Inc.	252,146	3,656,117
EarthLink Inc.	17,754	101,020
EchoStar Corp. Class Aa	6,756	265,308

Security	Shares	Value

Finisar Corp.[a,b]	15,595	$200,240
Harris Corp.	19,372	894,986
Infinera Corp.[a,b]	19,402	163,365
InterDigital Inc.	7,104	315,489
IPG Photonics Corp.[b]	4,899	311,968
Ixia[a,b]	9,170	151,030
JDS Uniphase Corp.[a]	40,340	544,590
Juniper Networks Inc.[a]	88,078	1,457,691
LogMeIn Inc.[a,b]	3,687	83,252
Loral Space & Communications Inc.	2,164	133,129
Motorola Solutions Inc.	47,248	2,702,586
NETGEAR Inc.[a,b]	6,526	194,409
NeuStar Inc. Class Aa	11,031	483,930
Plantronics Inc.	7,315	320,543
Polycom Inc.[a,b]	30,546	320,733
RF Micro Devices Inc.[a]	48,030	269,448
Tellabs Inc.	56,430	116,810
ViaSat Inc.[a,b]	6,942	336,479

		33,776,036

TOTAL COMMON STOCKS (Cost: $469,604,866)		506,478,220

SHORT-TERM INVESTMENTS — 2.70%

MONEY MARKET FUNDS — 2.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	12,201,190	12,201,190
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	847,868	847,868
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	651,110	651,110

		13,700,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,700,168)		13,700,168

TOTAL INVESTMENTS IN SECURITIES – 102.58%		520,178,388
(Cost: $483,305,034)
Other Assets, Less Liabilities — (2.58)%		(13,065,360)

NET ASSETS — 100.00%		$507,113,028

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

242

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

COMPUTER — INTEGRATED SYSTEMS — 8.07%
Brocade Communications Systems Inc.[a]	1,376,139	$8,009,129
Riverbed Technology Inc.[a]	493,146	7,328,150

		15,337,279
COMPUTERS — 6.08%
Research in Motion Ltd.[a,b]	709,063	11,550,636

		11,550,636
INTERNET INFRASTRUCTURE SOFTWARE — 7.56%
F5 Networks Inc.[a]	187,904	14,361,503

		14,361,503
NETWORKING PRODUCTS — 16.62%
Cisco Systems Inc.	812,217	16,991,580
Infinera Corp.[a,b]	339,699	2,860,265
Ixia[a,b]	161,152	2,654,173
NETGEAR Inc.[a,b]	116,025	3,456,385
Polycom Inc.[a]	534,336	5,610,528

		31,572,931
SATELLITE TELECOMMUNICATIONS — 3.69%
EchoStar Corp. Class Aa	118,694	4,661,113
Loral Space & Communications Inc.	38,079	2,342,620

		7,003,733
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 9.46%
Emulex Corp.[a]	273,152	1,638,912
QUALCOMM Inc.	265,104	16,335,709

		17,974,621
TELECOMMUNICATION EQUIPMENT — 21.42%
ADTRAN Inc.	187,354	3,934,434
ARRIS Group Inc.[a,b]	344,841	5,693,325
Harris Corp.	204,936	9,468,043
Juniper Networks Inc.[a]	838,364	13,874,924
Plantronics Inc.	128,574	5,634,113
Tellabs Inc.	1,011,503	2,093,811

		40,698,650
TELECOMMUNICATION EQUIPMENT FIBER OPTICS — 8.68%
Ciena Corp.[a,b]	306,440	4,584,342
Finisar Corp.[a,b]	280,261	3,598,551
JDS Uniphase Corp.[a]	615,479	8,308,967

		16,491,860
WIRELESS EQUIPMENT — 18.36%
Aruba Networks Inc.[a,b]	322,544	7,254,014

Security	Shares	Value

InterDigital Inc.	124,199	$5,515,678
Motorola Solutions Inc.	282,668	16,168,610
ViaSat Inc.[a,b]	122,389	5,932,195

		34,870,497

TOTAL COMMON STOCKS (Cost: $231,583,721)		189,861,710

SHORT-TERM INVESTMENTS — 15.58%

MONEY MARKET FUNDS — 15.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	27,551,191	27,551,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,914,550	1,914,550
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	135,327	135,327

		29,601,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,601,068)		29,601,068

TOTAL INVESTMENTS IN SECURITIES — 115.52%
(Cost: $261,184,789)		219,462,778
Other Assets, Less Liabilities — (15.52)%		(29,483,778)

NET ASSETS — 100.00%		$189,979,000

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

243

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

APPLICATIONS SOFTWARE — 36.14%
Citrix Systems Inc.[a]	433,557	$26,954,239
Compuware Corp.[a]	507,484	6,089,808
Intuit Inc.	664,918	39,655,709
Microsoft Corp.	2,161,108	71,532,675
NetSuite Inc.[a]	66,805	5,876,168
Nuance Communications Inc.[a,b]	605,020	11,519,581
Progress Software Corp.[a,b]	138,590	3,127,976
PTC Inc.[a]	285,966	6,866,043
RealPage Inc.[a,b]	87,020	1,775,208
Red Hat Inc.[a]	462,129	22,149,843
Salesforce.com Inc.[a,b]	1,286,182	52,874,942
Verint Systems Inc.[a]	124,618	4,117,379

		252,539,571
AUDIO/VIDEO PRODUCTS — 0.50%
TiVo Inc.[a,b]	296,635	3,476,562

		3,476,562
CELLULAR TELECOMMUNICATIONS — 0.20%
Comverse Inc.[a]	52,482	1,392,347

		1,392,347
COMMUNICATIONS SOFTWARE — 1.19%
Jive Software Inc.[a,b]	60,610	823,690
SolarWinds Inc.[a]	147,072	7,478,611

		8,302,301
COMPUTER — AIDED DESIGN — 6.58%
ANSYS Inc.[a]	222,292	17,974,531
Aspen Technology Inc.[a]	223,543	6,813,591
Autodesk Inc.[a]	537,481	21,166,002

		45,954,124
COMPUTER — INTEGRATED SYSTEMS — 1.43%
MICROS Systems Inc.[a,b]	189,825	8,050,478
NetScout Systems Inc.[a,b]	85,718	1,955,228

		10,005,706
COMPUTER DATA SECURITY — 0.82%
Fortinet Inc.[a]	317,539	5,703,000

		5,703,000
COMPUTER SERVICES — 0.47%
Manhattan Associates Inc.[a,b]	47,023	3,301,485

		3,301,485

Security	Shares	Value

COMPUTER SOFTWARE — 1.00%
Blackbaud Inc.	109,135	$3,198,747
SS&C Technologies Holdings Inc.[a,b]	122,693	3,765,448

		6,964,195
DATA PROCESSING/MANAGEMENT — 1.80%
CommVault Systems Inc.[a,b]	102,699	7,552,485
Fair Isaac Corp.	85,012	3,959,859
Pegasystems Inc.	41,775	1,057,325

		12,569,669
E-SERVICES/CONSULTING — 0.22%
Websense Inc.[a,b]	87,516	1,561,285

		1,561,285
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 0.83%
Rovi Corp.[a]	248,538	5,813,304

		5,813,304
ELECTRONIC DESIGN AUTOMATION — 3.79%
Cadence Design Systems Inc.[a]	674,007	9,301,297
Mentor Graphics Corp.	225,716	4,121,574
Synopsys Inc.[a]	367,779	13,081,899

		26,504,770
ELECTRONIC FORMS — 7.68%
Adobe Systems Inc.[a]	1,190,406	53,663,502

		53,663,502
ENTERPRISE SOFTWARE/SERVICES — 18.54%
Advent Software Inc.[a,b]	76,062	2,208,841
BMC Software Inc.[a]	314,376	14,297,821
CA Inc.	796,087	21,470,466
Concur Technologies Inc.[a,b]	109,146	7,979,664
Guidewire Software Inc.[a,b]	69,004	2,765,680
Informatica Corp.[a]	258,020	8,496,599
MicroStrategy Inc. Class Aa,b	21,345	1,925,106
Oracle Corp.	1,692,090	55,466,710
QLIK Technologies Inc.[a,b]	176,545	4,591,935
Tyler Technologies Inc.[a,b]	64,560	4,082,774
Ultimate Software Group Inc. (The)[a,b]	65,294	6,306,747

		129,592,343
ENTERTAINMENT SOFTWARE — 4.45%
Activision Blizzard Inc.	1,012,098	15,130,865
Electronic Arts Inc.[a]	717,569	12,636,390
Take-Two Interactive Software Inc.[a,b]	219,303	3,346,564

		31,113,819
INTERNET APPLICATIONS SOFTWARE — 1.19%
Splunk Inc.[a]	63,773	2,601,938
VirnetX Holding Corp.[a,b]	100,363	2,049,413

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

April 30, 2013

Security	Shares	Value

Zynga Inc. Class Aa,b	1,145,417	$3,653,880

		8,305,231
INTERNET INFRASTRUCTURE SOFTWARE — 1.03%
TIBCO Software Inc.[a]	372,059	7,221,665

		7,221,665
INTERNET SECURITY — 6.22%
Sourcefire Inc.[a,b]	73,288	3,500,235
Symantec Corp.[a]	1,644,816	39,969,029

		43,469,264
INTERNET TELEPHONY — 0.24%
BroadSoft Inc.[a,b]	66,669	1,704,060

		1,704,060
MULTI-MEDIA — 1.31%
FactSet Research Systems Inc.	97,268	9,150,001

		9,150,001
SOFTWARE TOOLS — 2.07%
VMware Inc. Class Aa,b	205,052	14,456,166

		14,456,166
TRANSACTIONAL SOFTWARE — 2.25%
ACI Worldwide Inc.[a]	94,290	4,432,573
Solera Holdings Inc.	164,827	9,490,739
Synchronoss Technologies Inc.[a,b]	64,842	1,837,622

		15,760,934

TOTAL COMMON STOCKS (Cost: $669,699,308)		698,525,304

SHORT-TERM INVESTMENTS — 14.24%

MONEY MARKET FUNDS — 14.24%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	92,711,787	92,711,787
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[c,d,e]	6,442,600	6,442,600

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[c,d]	385,691	$385,691

		99,540,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,540,078)		99,540,078

TOTAL INVESTMENTS IN SECURITIES — 114.19%
(Cost: $769,239,386)		798,065,382
Other Assets, Less Liabilities — (14.19)%		(99,197,199)

NET ASSETS — 100.00%		$698,868,183

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

245

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 54.83%
iShares Core S&P 500 ETF[a]	325,724	$52,233,101
iShares Core S&P Mid-Cap ETF[a,b]	218,565	25,301,084
iShares Core S&P Small-Cap ETF[a]	40,387	3,510,438

		81,044,623
DOMESTIC FIXED INCOME — 18.67%
iShares Barclays Short Treasury Bond Fund[a]	77,136	8,504,244
iShares Barclays TIPS Bond Fund[a]	26,124	3,191,047
iShares Core Total U.S. Bond Market ETF[a]	95,753	10,680,290
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	54,483	5,222,195

		27,597,776
INTERNATIONAL EQUITY — 26.43%
iShares MSCI EAFE Index Fund[a]	566,199	35,070,366
iShares MSCI Emerging Markets Index Fund[a]	92,356	3,998,091

		39,068,457

TOTAL INVESTMENT COMPANIES (Cost: $132,781,263)		147,710,856

SHORT-TERM INVESTMENTS — 13.27%

MONEY MARKET FUNDS — 13.27%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[a,c,d]	18,239,449	18,239,449
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[a,c,d]	1,267,471	1,267,471
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[a,c]	106,298	106,298

		19,613,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,613,218)		19,613,218

TOTAL INVESTMENTS IN SECURITIES — 113.20%
(Cost: $152,394,481)		167,324,074
Other Assets, Less Liabilities — (13.20)%		(19,510,551)

NET ASSETS — 100.00%		$147,813,523

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

246

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.75%

DOMESTIC EQUITY — 17.00%
iShares Core S&P 500 ETF[a]	111,434	$17,869,556
iShares Core S&P Mid-Cap ETF[a]	24,255	2,807,759
iShares Core S&P Small-Cap ETF[a]	15,269	1,327,181

		22,004,496
DOMESTIC FIXED INCOME — 70.51%
iShares Barclays Short Treasury Bond Fund[a]	284,161	31,328,750
iShares Barclays TIPS Bond Fund[a]	49,538	6,051,067
iShares Core Total U.S. Bond Market ETF[a]	390,113	43,513,204
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	108,069	10,358,414

		91,251,435
INTERNATIONAL EQUITY — 12.24%
iShares MSCI EAFE Index Fund[a]	234,167	14,504,304
iShares MSCI Emerging Markets Index Fund[a]	30,703	1,329,133

		15,833,437

TOTAL INVESTMENT COMPANIES (Cost: $123,925,204)		129,089,368

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	120,155	120,155
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	8,350	8,350
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	318,019	318,019

		446,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $446,524)		446,524

TOTAL INVESTMENTS IN SECURITIES —100.10%
(Cost: $124,371,728)		129,535,892
Other Assets, Less Liabilities — (0.10)%		(127,525)

NET ASSETS — 100.00%		$129,408,367

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

247

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 41.50%
iShares Core S&P 500 ETF[a]	356,666	$57,194,960
iShares Core S&P Mid-Cap ETF[a]	143,202	16,577,064
iShares Core S&P Small-Cap ETF[a]	41,050	3,568,066

		77,340,090
DOMESTIC FIXED INCOME — 39.98%
iShares Barclays Short Treasury Bond Fund[a]	142,160	15,673,140
iShares Barclays TIPS Bond Fund[a]	63,340	7,736,981
iShares Core Total U.S. Bond Market ETF[a]	370,313	41,304,712
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	102,233	9,799,033

		74,513,866
INTERNATIONAL EQUITY — 18.40%
iShares MSCI EAFE Index Fund[a]	489,410	30,314,055
iShares MSCI Emerging Markets Index Fund[a]	91,772	3,972,810

		34,286,865

TOTAL INVESTMENT COMPANIES (Cost: $169,860,973)		186,140,821

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[a,c,d]	2,689,911	2,689,911
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[a,c,d]	186,924	186,924
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[a,c]	238,147	238,147

		3,114,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,114,982)		3,114,982

TOTAL INVESTMENTS IN SECURITIES — 101.55% (Cost: $172,975,955)		189,255,803
Other Assets, Less Liabilities — (1.55)%		(2,882,074)

NET ASSETS — 100.00%		$186,373,729

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

248

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 27.86%
iShares Core S&P 500 ETF[a]	246,346	$39,504,045
iShares Core S&P Mid-Cap ETF[a]	84,148	9,740,972
iShares Core S&P Small-Cap ETF[a]	34,803	3,025,077

		52,270,094
DOMESTIC FIXED INCOME — 56.93%
iShares Barclays Short Treasury Bond Fund[a]	265,864	29,311,506
iShares Barclays TIPS Bond Fund[a]	116,607	14,243,545
iShares Core Total U.S. Bond Market ETF[a]	437,293	48,775,661
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	150,892	14,462,998

		106,793,710
INTERNATIONAL EQUITY — 15.09%
iShares MSCI EAFE Index Fund[a]	395,683	24,508,605
iShares MSCI Emerging Markets Index Fund[a]	87,683	3,795,797

		28,304,402

TOTAL INVESTMENT COMPANIES
(Cost: $174,025,683)		187,368,206

SHORT-TERM INVESTMENTS — 6.45%
MONEY MARKET FUNDS — 6.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	11,107,348	11,107,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	771,857	771,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	221,658	221,658

		12,100,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,100,863)		12,100,863

TOTAL INVESTMENTS IN SECURITIES — 106.33%
(Cost: $186,126,546)		199,469,069
Other Assets, Less Liabilities — (6.33)%		(11,881,530)

NET ASSETS — 100.00%		$187,587,539

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

249

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES – 99.88%

DOMESTIC EQUITY – 22.46%
iShares Core S&P 500 ETF[a]	12,238	$1,962,486
iShares Core S&P Mid-Cap ETF[a]	3,954	457,715
iShares Core S&P Small-Cap ETF[a]	1,808	157,151

		2,577,352
DOMESTIC FIXED INCOME – 68.51%
iShares Barclays Short Treasury Bond Fund[a]	15,624	1,722,546
iShares Barclays TIPS Bond Fund[a]	8,612	1,051,956
iShares Core Total U.S. Bond Market ETF[a]	42,932	4,788,635
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	3,100	297,135

		7,860,272
INTERNATIONAL EQUITY – 8.91%
iShares MSCI EAFE Index Fund[a]	14,096	873,107
iShares MSCI Emerging Markets Index Fund[a]	3,442	149,004

		1,022,111

TOTAL INVESTMENT COMPANIES (Cost: $10,983,937)		11,459,735

SHORT-TERM INVESTMENTS – 2.32%

MONEY MARKET FUNDS – 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	234,932	234,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	16,326	16,326
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	14,766	14,766

		266,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,024)		266,024

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $11,249,961)		11,725,759
Other Assets, Less Liabilities — (2.20)%		(252,011)

NET ASSETS — 100.00%		$11,473,748

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

250

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 29.80%
iShares Core S&P 500 ETF[a]	9,408	$1,508,667
iShares Core S&P Mid-Cap ETF[a]	3,501	405,276
iShares Core S&P Small-Cap ETF[a]	1,645	142,983

		2,056,926
DOMESTIC FIXED INCOME — 57.88%
iShares Barclays Short Treasury Bond Fund[a]	7,554	832,829
iShares Barclays TIPS Bond Fund[a]	3,844	469,545
iShares Core Total U.S. Bond Market ETF[a]	22,584	2,519,019
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	1,814	173,872

		3,995,265
INTERNATIONAL EQUITY — 12.26%
iShares MSCI EAFE Index Fund[a]	11,597	718,318
iShares MSCI Emerging Markets Index Fund[a]	2,959	128,095

		846,413

TOTAL INVESTMENT COMPANIES
(Cost: $6,501,907)		6,898,604

SHORT-TERM INVESTMENTS — 0.59%
MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	33,731	33,731
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	2,344	2,344
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	4,501	4,501

		40,576

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,576)		40,576

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $6,542,483)		6,939,180
Other Assets, Less Liabilities — (0.53)%		(36,771)

NET ASSETS — 100.00%		$6,902,409

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

251

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 36.35%
iShares Core S&P 500 ETF[a]	32,383	$5,192,938
iShares Core S&P Mid-Cap ETF[a]	12,950	1,499,092
iShares Core S&P Small-Cap ETF[a]	6,198	538,730

		7,230,760
DOMESTIC FIXED INCOME — 48.24%
iShares Barclays Short Treasury Bond Fund[a]	17,148	1,890,567
iShares Barclays TIPS Bond Fund[a]	7,763	948,251
iShares Core Total U.S. Bond Market ETF[a]	56,254	6,274,571
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	5,031	482,221

		9,595,610
INTERNATIONAL EQUITY — 15.34%
iShares MSCI EAFE Index Fund[a]	41,652	2,579,925
iShares MSCI Emerging Markets Index Fund[a]	10,920	472,727

		3,052,652

TOTAL INVESTMENT COMPANIES (Cost: $18,392,116)		19,879,022

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[a,c,d]	413,159	413,159
BlackRock Cash Funds: Prime,
SL Agency Shares
0.16%[a,c,d]	28,711	28,711
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[a,c]	15,184	15,184

		457,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $457,054)		457,054

TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $18,849,170)		20,336,076
Other Assets, Less Liabilities — (2.23)%		(443,117)

NET ASSETS — 100.00%		$19,892,959

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

252

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 41.70%
iShares Core S&P 500 ETF[a]	61,829	$9,914,899
iShares Core S&P Mid-Cap ETF[a,b]	25,767	2,982,788
iShares Core S&P Small-Cap ETF[a]	12,533	1,089,368

		13,987,055
DOMESTIC FIXED INCOME — 39.22%
iShares Barclays Short Treasury Bond Fund[a]	22,106	2,437,187
iShares Barclays TIPS Bond Fund[a]	8,336	1,018,242
iShares Core Total U.S. Bond Market ETF[a]	80,111	8,935,581
iShares iBoxx $ High Yield Corporate Bond Fund[a]	7,991	765,937

		13,156,947
DOMESTIC REAL ESTATE — 1.05%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,976	351,160

		351,160
INTERNATIONAL EQUITY — 17.97%
iShares MSCI EAFE Index Fund[a]	82,014	5,079,947
iShares MSCI Emerging Markets Index Fund[a]	21,941	949,826

		6,029,773

TOTAL INVESTMENT COMPANIES
(Cost: $30,420,874)		33,524,935

SHORT-TERM INVESTMENTS — 3.63%

MONEY MARKET FUNDS — 3.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	1,118,243	1,118,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	77,707	77,707

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	22,867	$22,867

		1,218,817
TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,218,817)		1,218,817

TOTAL INVESTMENTS IN SECURITIES — 103.57%
(Cost: $31,639,691)		34,743,752
Other Assets, Less Liabilities — (3.57)%		(1,198,424)

NET ASSETS — 100.00%		$33,545,328

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

253

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 46.60%
iShares Core S&P 500 ETF[a]	54,473	$8,735,290
iShares Core S&P Mid-Cap ETF[a]	23,268	2,693,504
iShares Core S&P Small-Cap ETF[a]	11,496	999,232

		12,428,026
DOMESTIC FIXED INCOME — 31.70%
iShares Barclays Short Treasury Bond Fund[a]	13,337	1,470,404
iShares Barclays TIPS Bond Fund[a]	3,677	449,146
iShares Core Total U.S. Bond Market ETF[a]	53,447	5,961,478
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	5,963	571,554

		8,452,582
DOMESTIC REAL ESTATE — 1.17%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,527	311,505

		311,505
INTERNATIONAL EQUITY — 20.48%
iShares MSCI EAFE Index Fund[a]	74,072	4,588,019
iShares MSCI Emerging Markets Index Fund[a]	20,155	872,510

		5,460,529

TOTAL INVESTMENT COMPANIES (Cost: $24,303,379)		26,652,642

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	494,843	494,843
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	34,387	34,387

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	14,223	$14,223

		543,453

TOTAL SHORT-TERM INVESTMENTS (Cost: $543,453)		543,453

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $24,846,832)		27,196,095
Other Assets, Less Liabilities — (1.99)%		(531,214)

NET ASSETS — 100.00%		$26,664,881

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

254

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES – 99.92%

DOMESTIC EQUITY — 51.08%
iShares Core S&P 500 ETF[a]	56,051	$8,988,338
iShares Core S&P Mid-Cap ETF[a]	24,286	2,811,347
iShares Core S&P Small-Cap ETF[a]	12,195	1,059,990

		12,859,675
DOMESTIC FIXED INCOME — 24.71%
iShares Barclays Short Treasury Bond Fund[a]	9,565	1,054,541
iShares Core Total U.S. Bond Market ETF[a]	41,818	4,664,380
iShares iBoxx $ High Yield Corporate Bond Fund[a]	5,240	502,254

		6,221,175
DOMESTIC REAL ESTATE — 1.27%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,605	318,394

		318,394
INTERNATIONAL EQUITY — 22.86%
iShares MSCI EAFE Index Fund[a]	77,878	4,823,763
iShares MSCI Emerging Markets Index Fund[a]	21,518	931,514

		5,755,277

TOTAL INVESTMENT COMPANIES
(Cost: $22,472,978)		25,154,521

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,b]	21,518	21,518

		21,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,518)		21,518

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $22,494,496)		25,176,039
Other Assets, Less Liabilities — (0.01)%		(2,034)

NET ASSETS — 100.00%		$25,174,005

[a]	Affiliated issuer. See Note 2.
b	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

255

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 54.14%
iShares Core S&P 500 ETF[a]	41,293	$6,621,745
iShares Core S&P Mid-Cap ETF[a]	18,017	2,085,648
iShares Core S&P Small-Cap ETF[a]	9,205	800,099

		9,507,492
DOMESTIC FIXED INCOME — 19.80%
iShares Barclays Short Treasury Bond Fund[a]	5,108	563,157
iShares Core Total U.S. Bond Market ETF[a]	23,291	2,597,878
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	3,298	316,114

		3,477,149
DOMESTIC REAL ESTATE — 1.31%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,610	230,515

		230,515
INTERNATIONAL EQUITY — 24.69%
iShares MSCI EAFE Index Fund[a]	58,525	3,625,038
iShares MSCI Emerging Markets Index Fund[a]	16,410	710,389

		4,335,427

TOTAL INVESTMENT COMPANIES
(Cost: $15,600,211)		17,550,583

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	262,464	262,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	18,239	18,239

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	12,465	$12,465

		293,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $293,168)		293,168

TOTAL INVESTMENTS IN SECURITIES — 101.61%
(Cost: $15,893,379)		17,843,751
Other Assets, Less Liabilities — (1.61)%		(282,184)

NET ASSETS — 100.00%		$17,561,567

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

256

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 56.61%
iShares Core S&P 500 ETF[a]	72,816	$11,676,774
iShares Core S&P Mid-Cap ETF[a]	31,805	3,681,747
iShares Core S&P Small-Cap ETF[a]	16,558	1,439,221

		16,797,742
DOMESTIC FIXED INCOME — 15.71%
iShares Barclays Short Treasury Bond Fund[a]	7,108	783,657
iShares Core Total U.S. Bond Market ETF[a]	30,532	3,405,539
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	4,929	472,445

		4,661,641
DOMESTIC REAL ESTATE — 1.33%
iShares Cohen & Steers Realty Majors Index Fund[a]	4,475	395,232

		395,232
INTERNATIONAL EQUITY — 26.33%
iShares MSCI EAFE Index Fund[a]	105,206	6,516,459
iShares MSCI Emerging Markets Index Fund[a]	29,913	1,294,934

		7,811,393

TOTAL INVESTMENT COMPANIES (Cost: $25,718,492)		29,666,008

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,c,d]	411,336	411,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,c,d]	28,584	28,584

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,c]	5,293	$5,293

		445,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,213)		445,213

TOTAL INVESTMENTS IN SECURITIES — 101.48%
(Cost: $26,163,705)		30,111,221
Other Assets, Less Liabilities — (1.48)%		(439,673)

NET ASSETS — 100.00%		$29,671,548

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

257

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 58.50%
iShares Core S&P 500 ETF[a]	7,783	$1,248,082
iShares Core S&P Mid-Cap ETF[a]	3,388	392,195
iShares Core S&P Small-Cap ETF[a]	1,801	156,543

		1,796,820
DOMESTIC FIXED INCOME — 12.37%
iShares Barclays Short Treasury Bond Fund[a]	690	76,073
iShares Core Total U.S. Bond Market ETF[a]	2,349	262,007
iShares iBoxx $ High Yield Corporate Bond Fund[a]	438	41,982

		380,062
DOMESTIC REAL ESTATE — 1.32%
iShares Cohen & Steers Realty Majors Index Fund[a]	460	40,627

		40,627
INTERNATIONAL EQUITY — 27.78%
iShares MSCI EAFE Index Fund[a]	11,464	710,080
iShares MSCI Emerging Markets Index Fund[a]	3,310	143,290

		853,370

TOTAL INVESTMENT COMPANIES (Cost: $2,930,672)		3,070,879

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,b]	670	670

		670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $670)		670

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,931,342)		3,071,549
Other Assets, Less Liabilities — 0.01%		109

NET ASSETS — 100.00%		$3,071,658

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

258

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

April 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 59.84%
iShares Core S&P 500 ETF[a]	12,007	$1,925,443
iShares Core S&P Mid-Cap ETF[a]	5,184	600,100
iShares Core S&P Small-Cap ETF[a]	2,824	245,462

		2,771,005
DOMESTIC FIXED INCOME — 9.77%
iShares Barclays Short Treasury Bond Fund[a]	1,039	114,550
iShares Core Total U.S. Bond Market ETF[a]	2,561	285,654
iShares iBoxx $ High Yield Corporate Bond Fund[a]	545	52,238

		452,442
DOMESTIC REAL ESTATE — 1.29%
iShares Cohen & Steers Realty Majors Index Fund[a]	676	59,704

		59,704
INTERNATIONAL EQUITY — 29.08%
iShares MSCI EAFE Index Fund[a]	18,042	1,117,521
iShares MSCI Emerging Markets Index Fund[a]	5,288	228,918

		1,346,439

TOTAL INVESTMENT COMPANIES (Cost: $4,356,076)		4,629,590

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[a,b]	995	995

		995

TOTAL SHORT-TERM INVESTMENTS (Cost: $995)		995

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $4,357,071)		4,630,585
Other Assets, Less Liabilities — (0.00)%		(229)

NET ASSETS — 100.00%		$4,630,356

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

259

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments related only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Allocation Fund/Index Fund/ETF
Core MSCI EAFE[a]
Core MSCI Total International Stock[a]
FTSE China 25
FTSE China (HK Listed)
FTSE Developed Small Cap ex-North America
Morningstar Multi-Asset Income
MSCI ACWI
MSCI ACWI ex US
MSCI ACWI ex US Consumer Discretionary Sector
MSCI ACWI ex US Consumer Staples Sector
MSCI ACWI ex US Energy Sector
MSCI ACWI ex US Financials Sector
MSCI ACWI ex US Health Care Sector
MSCI ACWI ex US Industrials Sector
MSCI ACWI ex US Information Technology Sector
MSCI ACWI ex US Materials Sector
MSCI ACWI ex US Telecommunication Services Sector
MSCI ACWI ex US Utilities Sector
MSCI All Country Asia ex Japan
MSCI All Country Asia ex Japan Small Cap
MSCI All Country Asia Information Technology
MSCI EAFE
MSCI EAFE Growth
MSCI EAFE Minimum Volatility
MSCI EAFE Small Cap
MSCI EAFE Value
MSCI Emerging Markets Financials Sector
MSCI Emerging Markets Materials Sector

iShares Allocation Fund/Index Fund/ETF
MSCI Europe Financials Sector
MSCI Far East Financials Sector
MSCI Kokusai
MSCI USA Minimum Volatility
MSCI USA Momentum Factor[b]
MSCI USA Size Factor[b]
MSCI USA Value Factor[b]
NYSE 100
NYSE Composite
PHLX SOX Semiconductor Sector
S&P North American Natural Resources Sector
S&P North American Technology Sector
S&P North American Technology-Multimedia Networking
S&P North American Technology-Software
S&P Aggressive
S&P Conservative
S&P Growth
S&P Moderate
S&P Target Date Retirement Income
S&P Target Date 2010
S&P Target Date 2015
S&P Target Date 2020
S&P Target Date 2025
S&P Target Date 2030
S&P Target Date 2035
S&P Target Date 2040
S&P Target Date 2045
S&P Target Date 2050

[a]	The Fund commenced operations on October 18, 2012.
[b]	The Fund commenced operations on April 16, 2013.

Each of the iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small Cap and iShares All Country Asia Information Technology Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Core MSCI EAFE
Assets:
Common Stocks	$704,717,444	$77,398	$1	$704,794,843
Investment Companies	102,356	—	—	102,356
Preferred Stocks	3,891,661	16,063	—	3,907,724
Rights	64,505	95,094	—	159,599
Money Market Funds	5,007,380	—	—	5,007,380
Futures Contracts[a]	147,001	—	—	147,001

	$713,930,347	$188,555	$1	$714,118,903

Core MSCI Total International Stock
Assets:
Common Stocks	$86,932,175	$14,000	$2,734	$86,948,909
Investment Companies	2,592,501	—	—	2,592,501
Preferred Stocks	1,568,147	1,597	—	1,569,744
Rights	8,169	10,342	—	18,511
Money Market Funds	462,867	—	—	462,867
Futures Contracts[a]	19,835	—	—	19,835

	$91,583,694	$25,939	$2,734	$91,612,367

FTSE China 25
Assets:
Common Stocks	$6,596,940,013	$—	$—	$6,596,940,013
Money Market Funds	170,837,876	—	—	170,837,876

	$6,767,777,889	$—	$—	$6,767,777,889

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
FTSE China (HK Listed)
Assets:
Common Stocks	$32,815,668	$—	$—	$32,815,668
Money Market Funds	1,661,021	—	—	1,661,021

	$34,476,689	$—	$—	$34,476,689

FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$38,931,308	$34,327	$2,850	$38,968,485
Investment Companies	182,214	—	—	182,214
Preferred Stocks	202,490	—	—	202,490
Rights	3,095	274	—	3,369
Money Market Funds	1,542,554	—	—	1,542,554

	$40,861,661	$34,601	$2,850	$40,899,112

Morningstar Multi-Asset Income
Assets:
Investment Companies	$116,960,977	$—	$—	$116,960,977
Money Market Funds	19,317,404	—	—	19,317,404

	$136,278,381	$—	$—	$136,278,381

MSCI ACWI
Assets:
Common Stocks	$3,875,534,603	$105,591	$—	$3,875,640,194
Preferred Stocks	43,815,815	76,249	—	43,892,064
Rights	151,469	210,424	—	361,893
Money Market Funds	55,252,675	—	—	55,252,675

	$3,974,754,562	$392,264	$—	$3,975,146,826

MSCI ACWI ex US
Assets:
Common Stocks	$1,402,910,625	$68,832	$2	$1,402,979,458
Preferred Stocks	30,815,440	15,698	—	30,831,139
Rights	163,253	168,152	—	331,405
Money Market Funds	18,066,925	—	—	18,066,925

	$1,451,956,243	$252,682	$2	$1,452,208,927

MSCI ACWI ex US Consumer Discretionary Sector
Assets:
Common Stocks	$3,536,488	$—	$—	$3,536,488
Preferred Stocks	109,189	—	—	109,189
Money Market Funds	144,060	—	—	144,060

	$3,789,737	$—	$—	$3,789,737

MSCI ACWI ex US Consumer Staples Sector
Assets:
Common Stocks	$7,662,109	$—	$—	$7,662,109
Preferred Stocks	270,161	—	—	270,161
Money Market Funds	32,945	—	—	32,945

	$7,965,215	$—	$—	$7,965,215

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI ACWI ex US Energy Sector
Assets:
Common Stocks	$5,158,433	$—	$—		$5,158,433
Preferred Stocks	157,042	—	—		157,042
Money Market Funds	21,546	—	—		21,546

	$5,337,021	$—	$—		$5,337,021

MSCI ACWI ex US Financials Sector
Assets:
Common Stocks	$2,463,908	$534	$0	[b]	$2,464,442
Preferred Stocks	54,081	—	—		54,081
Rights	184	1,215	—		1,399
Money Market Funds	12,246	—	—		12,246

	$2,530,419	$1,749	$0	[b]	$2,532,168

MSCI ACWI ex US Health Care Sector
Assets:
Common Stocks	$11,325,295	$—	$—		$11,325,295
Money Market Funds	15,063	—	—		15,063

	$11,340,358	$—	$—		$11,340,358

MSCI ACWI ex US Industrials Sector
Assets:
Common Stocks	$3,027,324	$—	$—		$3,027,324
Rights	—	566	—		566
Money Market Funds	31,938	—	—		31,938

	$3,059,262	$566	$—		$3,059,828

MSCI ACWI ex US Information Technology Sector
Assets:
Common Stocks	$3,006,549	$—	$—		$3,006,549
Money Market Funds	69,940	—	—		69,940

	$3,076,489	$—	$—		$3,076,489

MSCI ACWI ex US Materials Sector
Assets:
Common Stocks	$2,391,441	$—	$—		$2,391,441
Preferred Stocks	103,977	—	—		103,977
Money Market Funds	35,090	—	—		35,090

	$2,530,508	$—	$—		$2,530,508

MSCI ACWI ex US Telecommunication Services Sector
Assets:
Common Stocks	$2,767,048	$—	$—		$2,767,048
Preferred Stocks	28,748	—	—		28,748
Rights	4,376	—	—		4,376
Money Market Funds	5,145	—	—		5,145

	$2,805,317	$—	$—		$2,805,317

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI ACWI ex US Utilities Sector
Assets:
Common Stocks	$6,565,770	$—	$—	$6,565,770
Preferred Stocks	156,871	—	—	156,871
Money Market Funds	26,967	—	—	26,967

	$6,749,608	$—	$—	$6,749,608

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,732,433,578	$—	$—	$2,732,433,578
Preferred Stocks	20,379,017	—	—	20,379,017
Rights	79,134	—	—	79,134
Money Market Funds	97,347,267	—	—	97,347,267

	$2,850,238,996	$—	$—	$2,850,238,996

MSCI All Country Asia ex Japan Small Cap
Assets:
Common Stocks	$5,816,078	$33,264	$7,643	$5,856,985
Rights	—	650	—	650
Warrants	266	—	—	266
Money Market Funds	308,481	—	—	308,481

	$6,124,825	$33,914	$7,643	$6,166,382

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$4,193,784	$—	$—	$4,193,784
Preferred Stocks	87,788	—	—	87,788
Money Market Funds	14,253	—	—	14,253

	$4,295,825	$—	$—	$4,295,825

MSCI EAFE
Assets:
Common Stocks	$41,730,564,739	$3,376,833	$518	$41,733,942,090
Preferred Stocks	232,594,929	1,210,694	—	233,805,623
Rights	4,915,463	7,770,271	—	12,685,734
Money Market Funds	557,575,388	—	—	557,575,388
Futures Contracts[a]	13,165,910	—	—	13,165,910

	$42,538,816,429	$12,357,798	$518	$42,551,174,745

MSCI EAFE Growth
Assets:
Common Stocks	$1,531,128,958	$—	$—	$1,531,128,958
Preferred Stocks	11,663,076	88,141	—	11,751,217
Rights	4,059	—	—	4,059
Money Market Funds	15,099,830	—	—	15,099,830

	$1,557,895,923	$88,141	$—	$1,557,984,064

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$555,122,632	$—	$—	$555,122,632
Money Market Funds	4,993,678	—	—	4,993,678
	$560,116,310	$—	$—	$560,116,310

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI EAFE Small Cap
Assets:
Common Stocks	$2,045,402,194	$1,173,168	$43		$2,046,575,405
Investment Companies	1,910,786	—	—		1,910,786
Preferred Stocks	7,168,349	6,257	0	[b]	7,174,606
Rights	90,180	3,687	—		93,867
Money Market Funds	125,499,790	—	—		125,499,790

	$2,180,071,299	$1,183,112	$43		$2,181,254,454

MSCI EAFE Value
Assets:
Common Stocks	$1,899,685,489	$313,574	$37		$1,899,999,100
Preferred Stocks	6,758,273	—	—		6,758,273
Rights	436,141	717,249	—		1,153,390
Money Market Funds	15,202,136	—	—		15,202,136

	$1,922,082,039	$1,030,823	$37		$1,923,112,899

MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$6,299,404	$—	$—		$6,299,404
Preferred Stocks	603,915	—	—		603,915
Rights	1,233	—	—		1,233
Money Market Funds	134,979	—	—		134,979

	$7,039,531	$—	$—		$7,039,531

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$6,506,031	$200,480	$—		$6,706,511
Preferred Stocks	808,824	—	—		808,824
Money Market Funds	42,171	—	—		42,171

	$7,357,026	$200,480	$—		$7,557,506

MSCI Europe Financials Sector
Assets:
Common Stocks	$44,455,266	$26,808	$0	[b]	$44,482,074
Rights	467	62,647	—		63,114
Money Market Funds	232,994	—	—		232,994

	$44,688,727	$89,455	$0	[b]	$44,778,182

MSCI Far East Financials Sector
Assets:
Common Stocks	$6,319,765	$—	$—		$6,319,765
Money Market Funds	39,319	—	—		39,319

	$6,359,084	$—	$—		$6,359,084

MSCI Kokusai
Assets:
Common Stocks	$594,322,008	$23,427	$1		$594,345,436
Preferred Stocks	1,519,260	8,063	—		1,527,323
Rights	31,580	54,826	—		86,406
Money Market Funds	6,658,686	—	—		6,658,686

	$602,531,534	$86,316	$1		$602,617,851

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI USA Minimum Volatility
Assets:
Common Stocks	$3,674,738,916	$—	$—	$3,674,738,916
Money Market Funds	69,738,877	—	—	69,738,877

	$3,744,477,793	$—	$—	$3,744,477,793

MSCI USA Momentum Factor
Assets:
Common Stocks	$103,436,583	$—	$—	$103,436,583
Money Market Funds	200,000	—	—	200,000

	$103,636,583	$—	$—	$103,636,583

MSCI USA Size Factor
Assets:
Common Stocks	$103,057,531	$—	$—	$103,057,531
Money Market Funds	95,275	—	—	95,275

	$103,152,806	$—	$—	$103,152,806

MSCI USA Value Factor
Assets:
Common Stocks	$102,185,864	$—	$—	$102,185,864
Money Market Funds	134,700	—	—	134,700

	$102,320,564	$—	$—	$102,320,564

NYSE 100
Assets:
Common Stocks	$60,226,553	$—	$—	$60,226,553
Money Market Funds	46,751	—	—	46,751

	$60,273,304	$—	$—	$60,273,304

NYSE Composite
Assets:
Common Stocks	$80,241,731	$122	$—	$80,241,853
Money Market Funds	1,782,412	—	—	1,782,412

	$82,024,143	$122	$—	$82,024,265

PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$129,446,687	$—	$—	$129,446,687
Money Market Funds	7,512,483	—	—	7,512,483

	$136,959,170	$—	$—	$136,959,170

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,950,363,931	$—	$—	$1,950,363,931
Money Market Funds	35,718,177	—	—	35,718,177

	$1,986,082,108	$—	$—	$1,986,082,108

S&P North American Technology Sector
Assets:
Common Stocks	$506,478,220	$—	$—	$506,478,220
Money Market Funds	13,700,168	—	—	13,700,168

	$520,178,388	$—	$—	$520,178,388

8

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P North American Technology-Multimedia Networking
Assets:
Common Stocks	$189,861,710	$—	$—	$189,861,710
Money Market Funds	29,601,068	—	—	29,601,068

	$219,462,778	$—	$—	$219,462,778

S&P North American Technology-Software
Assets:
Common Stocks	$698,525,304	$—	$—	$698,525,304
Money Market Funds	99,540,078	—	—	99,540,078

	$798,065,382	$—	$—	$798,065,382

S&P Aggressive
Assets:
Investment Companies	$147,710,856	$—	$—	$147,710,856
Money Market Funds	19,613,218	—	—	19,613,218

	$167,324,074	$—	$—	$167,324,074

S&P Conservative
Assets:
Investment Companies	$129,089,368	$—	$—	$129,089,368
Money Market Funds	446,524	—	—	446,524

	$129,535,892	$—	$—	$129,535,892

S&P Growth
Assets:
Investment Companies	$186,140,821	$—	$—	$186,140,821
Money Market Funds	3,114,982	—	—	3,114,982

	$189,255,803	$—	$—	$189,255,803

S&P Moderate
Assets:
Investment Companies	$187,368,206	$—	$—	$187,368,206
Money Market Funds	12,100,863	—	—	12,100,863

	$199,469,069	$—	$—	$199,469,069

S&P Target Date Retirement Income
Assets:
Investment Companies	$11,459,735	$—	$—	$11,459,735
Money Market Funds	266,024	—	—	266,024

	$11,725,759	$—	$—	$11,725,759

S&P Target Date 2010
Assets:
Investment Companies	$6,898,604	$—	$—	$6,898,604
Money Market Funds	40,576	—	—	40,576

	$6,939,180	$—	$—	$6,939,180

S&P Target Date 2015
Assets:
Investment Companies	$19,879,022	$—	$—	$19,879,022
Money Market Funds	457,054	—	—	457,054

	$20,336,076	$—	$—	$20,336,076

9

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Target Date 2020
Assets:
Investment Companies	$33,524,935	$—	$—	$33,524,935
Money Market Funds	1,218,817	—	—	1,218,817

	$34,743,752	$—	$—	$34,743,752

S&P Target Date 2025
Assets:
Investment Companies	$26,652,642	$—	$—	$26,652,642
Money Market Funds	543,453	—	—	543,453

	$27,196,095	$—	$—	$27,196,095

S&P Target Date 2030
Assets:
Investment Companies	$25,154,521	$—	$—	$25,154,521
Money Market Funds	21,518	—	—	21,518

	$25,176,039	$—	$—	$25,176,039

S&P Target Date 2035
Assets:
Investment Companies	$17,550,583	$—	$—	$17,550,583
Money Market Funds	293,168	—	—	293,168

	$17,843,751	$—	$—	$17,843,751

S&P Target Date 2040
Assets:
Investment Companies	$29,666,008	$—	$—	$29,666,008
Money Market Funds	445,213	—	—	445,213

	$30,111,221	$—	$—	$30,111,221

S&P Target Date 2045
Assets:
Investment Companies	$3,070,879	$—	$—	$3,070,879
Money Market Funds	670	—	—	670

	$3,071,549	$—	$—	$3,071,549

S&P Target Date 2050
Assets:
Investment Companies	$4,629,590	$—	$—	$4,629,590
Money Market Funds	995	—	—	995

	$4,630,585	$—	$—	$4,630,585

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

During the period ended April 30, 2013, the iShares MSCI Emerging Markets Materials Sector Index Fund had a transfer from Level 1 to Level 2 in the amount of $200,480. The transfer was due to a Global Depositary Receipt (GDR) that temporarily had no trading volume. As a result, the GDR was valued based on the quoted price of the underlying equity shares of the GDR from the primary exchange on which the underlying shares trade.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into

10

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation Fund/Index Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$670,009,361	$53,652,498	$(9,689,957)	$43,962,541
Core MSCI Total International Stock	85,233,887	9,154,134	(2,795,489)	6,358,645
FTSE China 25	7,269,816,014	132,378,534	(634,416,659)	(502,038,125)
FTSE China (HK Listed)	34,000,380	3,573,262	(3,096,953)	476,309
FTSE Developed Small Cap ex-North America	41,541,782	6,097,999	(6,740,669)	(642,670)
Morningstar Multi-Asset Income	131,337,149	4,945,323	(4,091)	4,941,232
MSCI ACWI	3,539,508,239	626,051,290	(190,412,703)	435,638,587
MSCI ACWI ex US	1,355,259,904	210,846,495	(113,897,472)	96,949,023
MSCI ACWI ex US Consumer Discretionary Sector	3,300,907	702,729	(213,899)	488,830
MSCI ACWI ex US Consumer Staples Sector	6,385,930	1,612,418	(33,133)	1,579,285
MSCI ACWI ex US Energy Sector	5,089,492	651,852	(404,323)	247,529
MSCI ACWI ex US Financials Sector	2,446,580	294,897	(209,309)	85,588
MSCI ACWI ex US Health Care Sector	9,106,498	2,317,678	(83,818)	2,233,860
MSCI ACWI ex US Industrials Sector	2,481,618	713,303	(135,093)	578,210
MSCI ACWI ex US Information Technology Sector	2,552,192	838,621	(314,324)	524,297
MSCI ACWI ex US Materials Sector	2,581,495	353,427	(404,414)	(50,987)
MSCI ACWI ex US Telecommunication Services Sector	2,507,073	544,272	(246,028)	298,244
MSCI ACWI ex US Utilities Sector	6,753,796	827,963	(832,151)	(4,188)
MSCI All Country Asia ex Japan	2,724,024,420	360,244,778	(234,030,202)	126,214,576
MSCI All Country Asia ex Japan Small Cap	5,872,796	749,362	(455,776)	293,586
MSCI All Country Asia Information Technology	4,056,115	395,199	(155,489)	239,710
MSCI EAFE	40,839,271,762	8,691,251,422	(6,992,514,349)	1,698,737,073
MSCI EAFE Growth	1,185,114,122	415,298,489	(42,428,547)	372,869,942
MSCI EAFE Minimum Volatility	506,783,716	55,000,502	(1,667,908)	53,332,594
MSCI EAFE Small Cap	1,924,351,038	449,844,975	(192,941,559)	256,903,416
MSCI EAFE Value	1,840,212,758	289,412,398	(206,512,257)	82,900,141
MSCI Emerging Markets Financials Sector	7,355,739	454,655	(770,863)	(316,208)
MSCI Emerging Markets Materials Sector	10,188,468	285,678	(2,916,640)	(2,630,962)
MSCI Europe Financials Sector	40,453,657	5,961,228	(1,636,703)	4,324,525
MSCI Far East Financials Sector	5,377,560	1,034,720	(53,196)	981,524
MSCI Kokusai	549,847,468	100,526,645	(47,756,262)	52,770,383
MSCI USA Minimum Volatility	3,510,958,981	245,310,249	(11,791,437)	233,518,812
MSCI USA Momentum Factor	103,237,199	1,777,030	(1,377,646)	399,384
MSCI USA Size Factor	101,363,071	2,501,938	(712,203)	1,789,735
MSCI USA Value Factor	100,521,247	2,614,508	(815,191)	1,799,317
NYSE 100	53,918,703	11,685,536	(5,330,935)	6,354,601
NYSE Composite	84,996,626	10,339,906	(13,312,267)	(2,972,361)
PHLX SOX Semiconductor Sector	170,913,169	820,721	(34,774,720)	(33,953,999)
S&P North American Natural Resources Sector	2,061,172,510	257,014,543	(332,104,945)	(75,090,402)
S&P North American Technology Sector	490,416,519	75,144,076	(45,382,207)	29,761,869

11

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology-Multimedia Networking	$266,574,417	$6,732,766	$(53,844,405)	$(47,111,639)
S&P North American Technology-Software	779,253,569	73,947,911	(55,136,098)	18,811,813
S&P Aggressive	152,550,383	14,986,382	(212,691)	14,773,691
S&P Conservative	124,426,188	5,164,164	(54,460)	5,109,704
S&P Growth	173,561,137	16,279,848	(585,182)	15,694,666
S&P Moderate	186,393,816	13,342,523	(267,270)	13,075,253
S&P Target Date Retirement Income	11,273,352	475,798	(23,391)	452,407
S&P Target Date 2010	6,553,845	397,838	(12,503)	385,335
S&P Target Date 2015	18,888,355	1,486,906	(39,185)	1,447,721
S&P Target Date 2020	31,693,399	3,104,061	(53,708)	3,050,353
S&P Target Date 2025	24,920,495	2,356,123	(80,523)	2,275,600
S&P Target Date 2030	22,689,925	2,681,543	(195,429)	2,486,114
S&P Target Date 2035	15,927,138	1,950,372	(33,759)	1,916,613
S&P Target Date 2040	26,223,822	3,947,516	(60,117)	3,887,399
S&P Target Date 2045	2,932,402	141,801	(2,654)	139,147
S&P Target Date 2050	4,360,818	274,070	(4,303)	269,767

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Morningstar Multi-Asset Income Index Fund, iShares S&P Target Date Index Funds and iShares S&P Allocation Funds are funds of funds that invest primarily in affiliated iShares funds.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

12

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended April 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Allocation Fund/Index Fund/ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core MSCI Total International Stock
iShares India 50 ETF	—	51,458	—	51,458	$1,311,150	$155	$—
iShares MSCI Chile Capped Investable Market Index Fund	—	5,008	—	5,008	314,202	388	—
iShares MSCI Russia Capped Index Fund	—	44,995	—	44,995	959,743	1,558	—

					$2,585,095	$2,101	$—

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond Fund	—	97,948	(5,597)	92,351	$5,785,790	$112,425	$1,844
iShares Barclays 10-20 Year Treasury Bond Fund	11,549	73,816	(26,142)	59,223	8,102,299	65,860	(5,487)
iShares Barclays 20+ Year Treasury Bond Fund	56,951	94,331	(7,662)	143,620	17,666,696	223,145	29,425
iShares Dow Jones International Select Dividend Index Fund	4,554	94,928	(99,482)	—	—	25,276	165,999
iShares Dow Jones Select Dividend Index Fund	127,144	140,595	(98,223)	169,516	11,098,213	250,210	19,802
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	166,471	1,003,222	(45,947)	1,123,746	17,687,762	893,862	26,675
iShares High Dividend Equity Fund	—	122,857	(1,504)	121,353	8,319,962	84,482	2,676
iShares iBoxx $ High Yield Corporate Bond Fund	105,540	150,021	(16,447)	239,114	22,919,077	756,833	52,999
iShares iBoxx $ Investment Grade Corporate Bond Fund	26,799	27,657	(54,456)	—	—	62,065	162,845
iShares J.P. Morgan USD Emerging Markets Bond Fund	63,399	91,796	(31,992)	123,203	14,956,844	297,259	80,312
iShares S&P Global Infrastructure Index Fund	66,907	91,105	(36,595)	121,417	4,720,693	73,050	10,298
iShares S&P U.S. Preferred Stock Index Fund	182,563	158,710	(201,375)	139,898	5,703,641	318,348	96,762

					$116,960,977	$3,162,815	$644,150

MSCI ACWI
BlackRock Inc.	9,003	2,813	(696)	11,120	$2,963,480	$46,923	$49,311
PNC Financial Services Group Inc. (The)	59,704	19,012	(4,704)	74,012	5,023,935	86,459	60,185

					$7,987,415	$133,382	$109,496

MSCI Kokusai
BlackRock Inc.	3,600	144	(672)	3,072	$818,688	$16,839	$47,481
PNC Financial Services Group Inc. (The)	14,250	570	(2,660)	12,160	825,421	17,396	30,188

					$1,644,109	$34,235	$77,669

MSCI USA Size Factor
BlackRock Inc.	—	627	—	627	$167,095	$—	$—
PNC Financial Services Group Inc. (The)	—	1,871	—	1,871	127,004	—	—

					$294,099	$—	$—

13

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Value Factor
BlackRock Inc.	—	635	—	635	$169,227	$—	$—
PNC Financial Services Group Inc. (The)	—	7,202	—	7,202	488,872	—	—

					$658,099	$—	$—

NYSE 100
BlackRock Inc.	1,324	25	(281)	1,068	$284,622	$5,524	$(99)
PNC Financial Services Group Inc. (The)	4,472	83	(555)	4,000	271,520	5,133	4,363

					$556,142	$10,657	$4,264

NYSE Composite
BlackRock Inc.	629	164	(210)	583	$155,369	$2,453	$3,049
PennyMac Mortgage Investment Trust	112	116	(12)	216	5,454	267	49
PNC Financial Services Group Inc. (The)	2,124	658	(594)	2,188	148,521	2,402	(2,958)

					$309,344	$5,122	$140

S&P Aggressive
iShares Barclays Short Treasury Bond Fund	16,005	64,616	(3,485)	77,136	$8,504,244	$315	$73
iShares Barclays TIPS Bond Fund	15,115	12,379	(1,370)	26,124	3,191,047	14,706	18,850
iShares Core S&P 500 ETF	280,834	160,549	(115,659)	325,724	52,233,101	748,340	3,088,336
iShares Core S&P Mid-Cap ETF	132,378	97,765	(11,578)	218,565	25,301,084	200,824	408,933
iShares Core S&P Small-Cap ETF	48,603	24,496	(32,712)	40,387	3,510,438	50,689	386,630
iShares Core Total U.S. Bond Market ETF	103,618	54,224	(62,089)	95,753	10,680,290	250,872	(3,142)
iShares iBoxx $ High Yield Corporate Bond Fund	19,574	37,531	(2,622)	54,483	5,222,195	134,489	10,535
iShares MSCI EAFE Index Fund	307,613	287,886	(29,300)	566,199	35,070,366	202,203	290,337
iShares MSCI Emerging Markets Index Fund	63,288	40,097	(11,029)	92,356	3,998,091	18,911	974

					$147,710,856	$1,621,349	$4,201,526

S&P Conservative
iShares Barclays Short Treasury Bond Fund	202,616	104,734	(23,189)	284,161	$31,328,750	$2,538	$(790)
iShares Barclays TIPS Bond Fund	97,361	46,996	(94,819)	49,538	6,051,067	101,563	134,941
iShares Core S&P 500 ETF	77,285	40,026	(5,877)	111,434	17,869,556	247,863	(2,110)
iShares Core S&P Mid-Cap ETF	18,407	9,468	(3,620)	24,255	2,807,759	29,138	38,026
iShares Core S&P Small-Cap ETF	23,668	11,796	(20,195)	15,269	1,327,181	27,186	163,461
iShares Core Total U.S. Bond Market ETF	234,306	155,884	(77)	390,113	43,513,204	753,167	11,890
iShares iBoxx $ High Yield Corporate Bond Fund	47,648	60,430	(9)	108,069	10,358,414	326,997	(6)
iShares MSCI EAFE Index Fund	134,704	99,491	(28)	234,167	14,504,304	104,733	(220)
iShares MSCI Emerging Markets Index Fund	36,388	18,304	(23,989)	30,703	1,329,133	12,852	17,659

					$129,089,368	$1,606,037	$362,851

S&P Growth
iShares Barclays Short Treasury Bond Fund	120,645	53,469	(31,954)	142,160	$15,673,140	$1,246	$(470)

14

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares Barclays TIPS Bond Fund	91,148	34,907	(62,715)	63,340	$7,736,981	$79,388	$280,780
iShares Core S&P 500 ETF	340,574	144,323	(128,231)	356,666	57,194,960	869,197	3,439,127
iShares Core S&P Mid-Cap ETF	127,704	55,758	(40,260)	143,202	16,577,064	169,231	1,144,562
iShares Core S&P Small-Cap ETF	54,955	21,875	(35,780)	41,050	3,568,066	55,323	548,719
iShares Core Total U.S. Bond Market ETF	241,814	151,680	(23,181)	370,313	41,304,712	674,060	175,999
iShares iBoxx $ High Yield Corporate Bond Fund	44,265	63,707	(5,739)	102,233	9,799,033	281,005	18,212
iShares MSCI EAFE Index Fund	263,098	254,530	(28,218)	489,410	30,314,055	170,163	148,769
iShares MSCI Emerging Markets Index Fund	95,414	47,076	(50,718)	91,772	3,972,810	28,032	(37,831)

					$186,140,821	$2,327,645	$5,717,867

S&P Moderate
iShares Barclays Short Treasury Bond Fund	259,922	74,490	(68,548)	265,864	$29,311,506	$2,512	$(379)
iShares Barclays TIPS Bond Fund	142,252	38,970	(64,615)	116,607	14,243,545	116,595	313,595
iShares Core S&P 500 ETF	246,957	69,980	(70,591)	246,346	39,504,045	581,998	2,593,963
iShares Core S&P Mid-Cap ETF	65,025	25,805	(6,682)	84,148	9,740,972	83,632	191,870
iShares Core S&P Small-Cap ETF	42,076	11,499	(18,772)	34,803	3,025,077	38,807	403,858
iShares Core Total U.S. Bond Market ETF	349,508	121,334	(33,549)	437,293	48,775,661	879,662	258,900
iShares iBoxx $ High Yield Corporate Bond Fund	67,293	91,068	(7,469)	150,892	14,462,998	414,125	42,065
iShares MSCI EAFE Index Fund	291,320	133,202	(28,839)	395,683	24,508,605	168,150	126,204
iShares MSCI Emerging Markets Index Fund	93,060	39,696	(45,073)	87,683	3,795,797	27,283	56,399

					$187,368,206	$2,312,764	$3,986,475

S&P Target Date Retirement Income
iShares Barclays Short Treasury Bond Fund	10,562	9,136	(4,074)	15,624	$1,722,546	$115	$55
iShares Barclays TIPS Bond Fund	5,839	4,923	(2,150)	8,612	1,051,956	5,268	26,703
iShares Core S&P 500 ETF	9,750	7,743	(5,255)	12,238	1,962,486	24,312	91,142
iShares Core S&P Mid-Cap ETF	3,317	2,560	(1,923)	3,954	457,715	4,043	22,631
iShares Core S&P Small-Cap ETF	1,465	1,203	(860)	1,808	157,151	1,487	9,080
iShares Core Total U.S. Bond Market ETF	28,673	25,042	(10,783)	42,932	4,788,635	76,259	43,718
iShares iBoxx $ High Yield Corporate Bond Fund	2,196	1,816	(912)	3,100	297,135	10,555	4,020
iShares MSCI EAFE Index Fund	12,035	8,844	(6,783)	14,096	873,107	6,554	13,152
iShares MSCI Emerging Markets Index Fund	2,613	2,154	(1,325)	3,442	149,004	665	4,827

					$11,459,735	$129,258	$215,328

S&P Target Date 2010
iShares Barclays Short Treasury Bond Fund	6,990	2,451	(1,887)	7,554	$832,829	$62	$28
iShares Barclays TIPS Bond Fund	3,568	1,245	(969)	3,844	469,545	2,474	6,807
iShares Core S&P 500 ETF	10,259	2,723	(3,574)	9,408	1,508,667	20,152	57,756
iShares Core S&P Mid-Cap ETF	4,020	1,040	(1,559)	3,501	405,276	3,848	11,250
iShares Core S&P Small-Cap ETF	1,825	533	(713)	1,645	142,983	1,444	6,150

15

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares Core Total U.S. Bond Market ETF	20,646	7,537	(5,599)	22,584	$2,519,019	$45,541	$14,953
iShares iBoxx $ High Yield Corporate Bond Fund	1,759	518	(463)	1,814	173,872	7,141	1,652
iShares MSCI EAFE Index Fund	13,554	3,179	(5,136)	11,597	718,318	5,594	6,224
iShares MSCI Emerging Markets Index Fund	3,076	901	(1,018)	2,959	128,095	593	1,213

					$6,898,604	$86,849	$106,033

S&P Target Date 2015
iShares Barclays Short Treasury Bond Fund	9,918	7,522	(292)	17,148	$1,890,567	$128	$(24)
iShares Barclays TIPS Bond Fund	4,503	3,391	(131)	7,763	948,251	5,287	53
iShares Core S&P 500 ETF	22,072	12,877	(2,566)	32,383	5,192,938	68,172	5,165
iShares Core S&P Mid-Cap ETF	9,294	5,293	(1,637)	12,950	1,499,092	14,165	2,871
iShares Core S&P Small-Cap ETF	4,298	2,684	(784)	6,198	538,730	5,510	248
iShares Core Total U.S. Bond Market ETF	32,142	25,058	(946)	56,254	6,274,571	103,518	1,314
iShares iBoxx $ High Yield Corporate Bond Fund	3,050	2,047	(66)	5,031	482,221	17,415	(61)
iShares MSCI EAFE Index Fund	30,425	16,381	(5,154)	41,652	2,579,925	21,713	(34,131)
iShares MSCI Emerging Markets Index Fund	7,094	4,587	(761)	10,920	472,727	2,364	(4,269)

					$19,879,022	$238,272	$(28,834)

S&P Target Date 2020
iShares Barclays Short Treasury Bond Fund	14,269	8,821	(984)	22,106	$2,437,187	$175	$(7)
iShares Barclays TIPS Bond Fund	5,396	3,256	(316)	8,336	1,018,242	5,773	2,437
iShares Cohen & Steers Realty Majors Index Fund	2,844	1,599	(467)	3,976	351,160	6,647	4,451
iShares Core S&P 500 ETF	47,034	22,846	(8,051)	61,829	9,914,899	139,707	111,148
iShares Core S&P Mid-Cap ETF	20,639	9,786	(4,658)	25,767	2,982,788	29,962	37,479
iShares Core S&P Small-Cap ETF	9,698	5,096	(2,261)	12,533	1,089,368	11,710	10,900
iShares Core Total U.S. Bond Market ETF	51,086	32,107	(3,082)	80,111	8,935,581	155,468	12,563
iShares iBoxx $ High Yield Corporate Bond Fund	5,407	2,995	(411)	7,991	765,937	29,447	1,379
iShares MSCI EAFE Index Fund	66,861	29,850	(14,697)	82,014	5,079,947	43,111	(13,209)
iShares MSCI Emerging Markets Index Fund	15,907	8,737	(2,703)	21,941	949,826	4,791	(1,128)

					$33,524,935	$426,791	$166,013

S&P Target Date 2025
iShares Barclays Short Treasury Bond Fund	9,231	5,393	(1,287)	13,337	$1,470,404	$101	$(1)
iShares Barclays TIPS Bond Fund	2,553	1,483	(359)	3,677	449,146	2,379	1,833
iShares Cohen & Steers Realty Majors Index Fund	2,705	1,409	(587)	3,527	311,505	5,489	3,164
iShares Core S&P 500 ETF	44,435	21,040	(11,002)	54,473	8,735,290	114,597	129,999
iShares Core S&P Mid-Cap ETF	19,985	9,149	(5,866)	23,268	2,693,504	25,197	33,216
iShares Core S&P Small-Cap ETF	9,540	4,823	(2,867)	11,496	999,232	10,009	15,637
iShares Core Total U.S. Bond Market ETF	36,548	21,769	(4,870)	53,447	5,961,478	98,987	12,694

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares iBoxx $ High Yield Corporate Bond Fund	4,327	2,324	(688)	5,963	$571,554	$21,090	$1,363
iShares MSCI EAFE Index Fund	64,753	28,195	(18,876)	74,072	4,588,019	36,353	(22,521)
iShares MSCI Emerging Markets	15,668	8,463	(3,976)	20,155	872,510	4,109	3,288

					$26,652,642	$318,311	$178,672

S&P Target Date 2030
iShares Barclays Short Treasury Bond Fund	5,757	4,346	(538)	9,565	$1,054,541	$69	$(1)
iShares Cohen & Steers Realty Majors Index Fund	2,404	1,624	(423)	3,605	318,394	5,334	3,746
iShares Core S&P 500 ETF	39,761	23,089	(6,799)	56,051	8,988,338	111,849	116,947
iShares Core S&P Mid-Cap ETF	18,139	10,133	(3,986)	24,286	2,811,347	25,083	41,217
iShares Core S&P Small-Cap ETF	8,800	5,391	(1,996)	12,195	1,059,990	10,170	24,157
iShares Core Total U.S. Bond Market ETF	24,867	19,085	(2,134)	41,818	4,664,380	74,433	11,141
iShares iBoxx $ High Yield Corporate Bond Fund	3,306	2,272	(338)	5,240	502,254	17,746	879
iShares MSCI EAFE Index Fund	59,204	31,588	(12,914)	77,878	4,823,763	37,135	(9,793)
iShares MSCI Emerging Markets Index Fund	14,547	9,624	(2,653)	21,518	931,514	4,262	(305)

					$25,154,521	$286,081	$187,988

S&P Target Date 2035
iShares Barclays Short Treasury Bond Fund	2,931	2,275	(98)	5,108	$563,157	$36	$(5)
iShares Cohen & Steers Realty Majors Index Fund	1,660	1,113	(163)	2,610	230,515	3,772	716
iShares Core S&P 500 ETF	27,932	14,736	(1,375)	41,293	6,621,745	80,482	5,827
iShares Core S&P Mid-Cap ETF	12,832	6,425	(1,240)	18,017	2,085,648	18,253	5,695
iShares Core S&P Small-Cap ETF	6,334	3,530	(659)	9,205	800,099	7,571	2,306
iShares Core Total U.S. Bond Market ETF	13,207	10,557	(473)	23,291	2,597,878	40,440	492
iShares iBoxx $ High Yield Corporate Bond Fund	1,984	1,366	(52)	3,298	316,114	10,824	(12)
iShares MSCI EAFE Index Fund	42,426	20,434	(4,335)	58,525	3,625,038	28,064	(33,197)
iShares MSCI Emerging Markets Index Fund	10,579	6,549	(718)	16,410	710,389	3,269	(3,961)

					$17,550,583	$192,711	$(22,139)

S&P Target Date 2040
iShares Barclays Short Treasury Bond Fund	4,451	2,797	(140)	7,108	$783,657	$53	$(7)
iShares Cohen & Steers Realty Majors Index Fund	3,104	1,646	(275)	4,475	395,232	6,796	1,254
iShares Core S&P 500 ETF	53,716	21,203	(2,103)	72,816	11,676,774	149,274	7,784
iShares Core S&P Mid-Cap ETF	24,711	9,173	(2,079)	31,805	3,681,747	33,747	5,038
iShares Core S&P Small-Cap ETF	12,432	5,268	(1,142)	16,558	1,439,221	14,196	2,358
iShares Core Total U.S. Bond Market ETF	18,881	12,299	(648)	30,532	3,405,539	55,855	650
iShares iBoxx $ High Yield Corporate Bond Fund	3,234	1,775	(80)	4,929	472,445	17,156	23
iShares MSCI EAFE Index Fund	83,172	29,721	(7,687)	105,206	6,516,459	51,666	(49,956)
iShares MSCI Emerging Markets Index Fund	21,042	10,135	(1,264)	29,913	1,294,934	6,106	(6,783)

					$29,666,008	$334,849	$(39,639)

17

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation Fund/Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Target Date 2045
iShares Barclays Short Treasury Bond Fund	879	792	(981)	690	$76,073	$9	$12
iShares Cohen & Steers Realty Majors Index Fund	649	555	(744)	460	40,627	1,270	6,391
iShares Core S&P 500 ETF	11,671	8,288	(12,176)	7,783	1,248,082	29,147	281,231
iShares Core S&P Mid-Cap ETF	5,350	3,536	(5,498)	3,388	392,195	6,563	89,559
iShares Core S&P Small-Cap ETF	2,750	1,966	(2,915)	1,801	156,543	2,832	39,073
iShares Core Total U.S. Bond Market ETF	2,953	2,749	(3,353)	2,349	262,007	7,629	1,879
iShares iBoxx $ High Yield Corporate Bond Fund	585	493	(640)	438	41,982	2,690	3,214
iShares MSCI EAFE Index Fund	18,423	11,656	(18,615)	11,464	710,080	10,518	78,941
iShares MSCI Emerging Markets Index Fund	4,730	3,446	(4,866)	3,310	143,290	1,261	10,801

					$3,070,879	$61,919	$511,101

S&P Target Date 2050
iShares Barclays Short Treasury Bond Fund	879	1,363	(1,203)	1,039	$114,550	$9	$29
iShares Cohen & Steers Realty Majors Index Fund	631	962	(917)	676	59,704	1,392	6,241
iShares Core S&P 500 ETF	11,942	16,556	(16,491)	12,007	1,925,443	33,686	216,286
iShares Core S&P Mid-Cap ETF	5,431	7,223	(7,470)	5,184	600,100	7,731	70,006
iShares Core S&P Small-Cap ETF	2,859	4,007	(4,042)	2,824	245,462	3,532	31,215
iShares Core Total U.S. Bond Market ETF	2,135	3,363	(2,937)	2,561	285,654	5,535	1,667
iShares iBoxx $ High Yield Corporate Bond Fund	482	719	(656)	545	52,238	2,216	2,266
iShares MSCI EAFE Index Fund	19,229	24,734	(25,921)	18,042	1,117,521	14,675	68,128
iShares MSCI Emerging Markets Index Fund	5,014	6,993	(6,719)	5,288	228,918	1,787	15,807

					$4,629,590	$70,563	$411,645

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

18

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

19

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	June 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 27, 2013